UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-89560

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 27	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-8666

Amendment No. 57	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 7
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III , Vice President – Corporate Governance   and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1 , 2009

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1 , 2009 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Modified Single Premium Deferred Variable Annuity Contract

M&T Variable Annuity Portfolio
The Best of America® All American AnnuitySM
The Best of America® All American Annuity SM (Compass)
The Best of America® All American Annuity SM (STI Classic Variable Trust)

Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account – 7
The date of this prospectus is May 1, 2009

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2009 ), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 48.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road RR1-04-F4
Dublin, Ohio 43017-1522
Information about this and other Best of America products can be found at: www.nationwide.com.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The Sub-accounts available under this contract invest in the underlying mutual funds of the companies listed below. For a complete list of the available Sub-accounts, please refer to the Appendix A: Underling Mutual Funds.   For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.   Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the fixed account.

All American Annuity Registration Statement (issued before 5/1/00)

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
Federated Insurance Series
Fidelity Variable Insurance Products Fund
MFS® Variable Insurance Trust
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
Putnam Variable Trust
Van Kampen Life Investment Trust

All American Annuity Registration Statement (issued between 5/1/00 and 2/14/02)

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.

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Dreyfus
Federated Insurance Series
Fidelity Variable Insurance Products Fund
Franklin Templeton Variable Insurance Products Trust
Janus Aspen Series
MFS® Variable Insurance Trust
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
Putnam Variable Trust
The Universal Institutional Funds, Inc.
Van Kampen Life Investment Trust

All American Annuity Registration Statement (Issued on or after 2/15/02)

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
BlackRock Variable Series Funds, Inc.
Dreyfus
Dreyfus Investment Portfolios
Federated Insurance Series
Fidelity Variable Insurance Products Fund
Franklin Templeton Variable Insurance Products Trust
Ivy Funds Variable Insurance Portfolios, Inc.
Janus Aspen Series
MFS® Variable Insurance Trust
MTB Group of Funds
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
PIMCO Variable Insurance Trust
Putnam Variable Trust
The Universal Institutional Funds, Inc.
Van Kampen Life Investment Trust
Wells Fargo Advantage Funds® Variable Trust

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Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation date and represents the sum of all the contract owners’ interests in the variable Sub-accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC – Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Net asset value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable Account- Nationwide Variable Account – 7, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	8
Example	9
Synopsis of the Contracts	9
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges & Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	12
Financial Statements	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation.	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds Payments
Profitability
Contract Modification
Standard Charges and Deductions	17
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	19
Reduced Purchase Payment Option
CDSC Options and Charges
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	27
Contract Ownership	28
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	29
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfer Requests
Transfer Restrictions
Transfers After Annuitization
Right to Revoke	32
Surrender (Redemption) Prior to Annuitization	33
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

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Table of Contents (continued)	Page
Loan Privilege	34
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	35
Contract Owner Services	36
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	37
Annuitizing the Contract	37
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	41
Upon Death
Death Benefit Payment
Statements and Reports	44
Legal Proceedings	44
Table of Contents of Statement of Additional Information	48
Appendix A: Underlying Mutual Funds	49
Appendix B: Condensed Financial Information	86
Appendix C: Contract Types and Tax Information	131
Appendix D: State Variations	140

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Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)								7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract and “Appendix D: State Variations” for state specific information.
Maximum Loan Processing Fee								$252
Maximum Premium Tax Charge (as a percentage of purchase payments)								5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)								1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the Daily Net Assets )5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
(continued on next page)

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Recurring Contract Expenses (continued)
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
Guaranteed Minimum Income Benefit Options13 (no longer available effective May 1, 2003) (an applicant could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.
0.45%14 1.40%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40%15 1.35%
(continued on next page)

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Recurring Contract Expenses (continued)
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%16 1.45%
`
The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only)	0.05%
Hardship Waiver (Tax Sheltered Annuities only)	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.10%	2. 30%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment-only Contracts.

7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

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8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

9 This option may not be elected with another death benefit option.

10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

11 This option may not be elected with another death benefit option.

12 This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

13 Effective May 1, 2003, these options are no longer available.

14 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

15 This option may be elected at any time.

16 The Capital Preservation Plus Option may be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2. 30%)	1,220	2,276	3,302	5,908	*	1,851	3,047	5,908	625	1,851	3,047	5,908
Minimum Total Underlying Mutual Fund Operating Expenses (0.10%)	989	1,619	2,266	4,131	*	1,194	2,011	4,131	394	1,194	2,011	4,131

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Investment-only Contracts (Qualified Plans) ;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Non-Qualified Contracts;
•	Roth IRAs;

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•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs, and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only (Qualified Plans)	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract value limitations associated with them:

Annuitization.   Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.   Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-account that occur within 60 days after the date of allocation to the Sub-account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus

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will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to contract owners at the time of application.  The CDSC options each have different characteristics and costs.  The charge associated with each option is charged as a percentage of the Daily Net Assets of the variable account.  They are as follows:

Option	Contract Type	Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

If the contract owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the variable account.  This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the variable account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the contract owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the

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Daily Net Assets of the variable account.  Nationwide will discontinue deducting this charge 7 years from the date the contract was issued.  Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the variable account.  Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Capital Preservation Plus Option

The Capital Preservation Plus Option may be elected at application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix C: Contract Types and Tax Information” and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

Condensed Financial Information

The value of an A ccumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of A ccumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B : Condensed Financial Information for information regarding the minimum and maximum class of accumulation unit values.  All classes of A ccumulation unit values may be obtained free of charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the

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Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “’34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account–7 is a variable account that invests in the underlying mutual funds listed in Appendix A : Underlying Mutual Funds .  Nationwide established the variable account on July 22, 1994, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.   Contract owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable

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account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-7.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed.  When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

*The GTO charge associated with this option will not be assessed after the end of the 7th contract year.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

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The Fixed Account

The fixed account is an investment option that is funded by the assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate – The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Fixed Account Charges Assessed for Certain Optional Benefits

All guaranteed interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

Optional Benefit	Fixed Account Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%

*The fixed account charge associated with this option will not be assessed after the end of the 7th contract year.

Although there is a fee assessed to the assets in the fixed account when any of the above optional benefits are elected, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are

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costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.   Please refer to “Appendix D: State Variations”.

In order to comply with the USA Patroit Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates

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also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 200 8 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.   Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the variable account.  Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first) .

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The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract and “Appendix D: State Variations” for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least 2 years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large marjority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.

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Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state. Please refer to “Appendix D: State Variations”.   Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

Reduced Purchase Payment Option

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets of the variable account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account, the contract owner may choose the Five Year CDSC Option.  Nationwide may realize a profit from the charge assessed for this option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.  Nationwide may realize a profit from the charge assessed for this option.

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This option also contains a disability waiver.  Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

1)	the contract owner has been the owner of the contract for 10 years; and

2)	the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)).  The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charges assessed for these options.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.   Please refer to “Appendix D: State Variations”.   Nationwide may realize a profit from charges assessed for any optional death benefit elected.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit ("GMIB") options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the variable account, depending on which option was chosen.  GMIB options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A GMIB may afford protection against unfavorable investment performance.

Nationwide may realize a profit from the charge assessed for these options.

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Extra Value Option

Applicants should be aware of the following prior to electing an extra value option:

(1)	Nationwide may make a profit from the extra value option charge.

(2)
Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application.  Nationwide may reduce this charge.  Allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide’s general account.  The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the Daily Net Assets of the variable account for the first 7 years of the contract.  If the

Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the Daily Net Assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

a)	a 1.40% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

b)	a 0.95% variable account charge for the first 7 years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%).  The figures are based upon:

a)	a $100,000 initial purchase payment with no additional purchase payments;

b)	the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the Daily Net Assets of the variable account; and

c)	an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

7.75% Rate of Return
Contract Year	Base Contract (0.95% total asset charges)	Contract With Extra Value Option (1.40% total asset charges)
1	$106,727	$109,465
2	$113,906	$116,336
3	$121,568	$123,638
4	$129,745	$131,399
5	$138,472	$139,647
6	$147,787	$148,412
7	$157,728	$157,728
8	$168,337	$168,337
9	$179,661	$179,661
10	$191,746	$191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary, (assuming a rate of return of 7.75%), the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

a)	the contract owner elects to surrender the contract pursuant to the contractual free look provisions; or

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b)	withdrawals that are subject to a CDSC are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount.  In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3, 4 and 5	2%
6 and 7	1%
After Year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.  In addition, no recapture will take place after the 7th contract year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

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b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d = any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all of part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this “Capital Preservation Plus Option” provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying

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mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The fixed account and the following underlying mutual funds only are available when the Capital Preservation Plus Option is elected:

Underlying Mutual Funds Available for contracts issued on or after February 15, 2002

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series I Shares
•	AIM V.I. Core Equity Fund: Series II Shares
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
Federated Insurance Series
•	Federated Mid Cap Growth Strategies Fund II
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class I
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
MTB Group of Funds
•	MTB Managed Allocation Fund – Moderate Growth II
Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund:
Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I
•	NVIT Nationwide Fund: Class II
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund® /VA: Non-Service Shares
•	Oppenheimer Strategic Bond Fund/VA Service Shares
Van Kampen Life Investment Trust
•	Capital Growth Portfolio: Class II Shares
•	Comstock Portfolio: Class II Shares

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The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
•	VIP Contrafund® Portfolio: Service Class 2
Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006

Fidelity Variable Insurance Products Fund
•	VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	VIP Growth & Income Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class
•	VIP Value Strategies Portfolio: Service Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Growth Strategies Portfolio: Service Class 2

Underlying Mutual Funds Available for contracts issued between May 1, 2000 and February 14, 2002

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series II Shares
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Asset Manager: Growth Portfolio: Service Class 2
•	VIP Asset Manager Portfolio: Service Class 2
•	VIP Balanced Portfolio: Service Class 2
•	VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth & Income Portfolio: Service Class 2
•	VIP Growth Opportunities Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class
•	VIP Mid Cap Portfolio: Service Class 2
•	VIP Money Market Portfolio: Initial Class
•	VIP Value Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund:
Class II
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Strategic Bond Fund/VA Service Shares
Van Kampen Life Investment Trust
•	Capital Growth Portfolio: Class II Shares
•	Comstock Portfolio: Class II Shares

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares

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Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2
Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Fidelity Variable Insurance Products Fund III
•	VIP Growth Strategies Portfolio: Service Class 2
Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

Underlying Mutual Funds Available for contracts issued before May 1, 2000

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series II Shares
Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Growth Portfolio: Service Class
•	VIP Asset Manager Portfolio: Service Class
•	VIP Balanced Portfolio: Service Class
•	VIP Dynamic Capital Appreciation Portfolio:
Service Class
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth & Income Portfolio: Service Class
•	VIP Growth Opportunities Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Growth Strategies Portfolio: Service Class
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class
•	VIP Mid Cap Portfolio: Service Class
•	VIP Money Market Portfolio: Initial Class
•	VIP Value Portfolio: Service Class
•	VIP Value Strategies Portfolio: Service Class 2
MFS® Variable Insurance Trust
•	MFS Mid Cap Growth Series: Service Class
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund:
Class II
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Strategic Bond Fund/VA Service Shares
Van Kampen Life Investment Trust
•	Capital Growth Portfolio: Class II Shares
•	Comstock Portfolio: Class II Shares

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract

26

owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among S ub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.

During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investments allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the NVIT – Nationwide NVIT Money Market Fund: Class I.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.40% for the first 7 contract years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%.  Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.40% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental

27

increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

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Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.   Please refer to “Appendix D: State Variations”.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the annuitant or co-annuitant. If upon notification of death of the contract owner(s), the annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.   Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

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Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts of the variable account;

2)	amounts allocated to the fixed account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular  sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

2)	adding any interest earned on the amounts allocated; and

3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months

30

preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days after the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer

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event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form .

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or

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longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-accounts to the money market Sub-account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-accounts to the fixed account during the free look period. After the free look period, Nationwide will reallocate the Contract value among the Sub-accounts based on the instructions contained on the application.  Where state law requires the return of Contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract.

For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the 7th contract year.  The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a tax penalty.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

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•	any recapture of extra value credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

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Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.   Currently, Nationwide does not assess a loan processing fee.   If assessed, this fee will not exceed $25 per loan processed.  The loan processing fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered

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Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, to the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares (only available in contracts for which good order applications were received before May 1, 2008)

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class 2R

Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish an Enhanced Rate Dollar Cost Averaging program. Dollar Cost Averaging transfers for this program may only be made from the fixed account.  Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

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Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3)	a percentage of the contract value based on the contract owner’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.   Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.   The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

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Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.   Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A: Underlying Mutual Funds.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.   The number of annuity units comprising each variable annuity payment, on a Sub-account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for S ub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday; and

b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

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Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

1)	the application of additional purchase payments;

2)	surrenders; or

3)	transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for 7 years; and

2)	the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;
•	Joint and Last Survivor Annuity; and
•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.
♦A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.
♦Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.
♦The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.
♦Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.
♦The GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

1)
Life Annuity. An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the

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annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed. An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	And …	and …	then the …
Contract Owner	The contract owner is not the annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner and no death benefit is paid.
Contract Owner	The contract owner is the annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving contract owner.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the estate of the contract owner.
Annuitant	The annuitant is not the contract owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the annuitant and no death benefit is paid.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

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If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the “Required Distributions” provisions in Appendix C : Contract Types and Tax Information .

If death occurs after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states ; please refer to “Appendix D: State Variations” ).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the contract value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their contract value in another manner.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the variable account.

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If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Spousal Protection Feature

The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole contract owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 85 or younger at the time the contract is issued;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the contract owner);

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7)
If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Feature to cover a subsequent spouse.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

1)	the third contract anniversary has passed; and

2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.  For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server.  To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of

44

certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall

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agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al . The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company . The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all

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residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company . NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation . In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-8666
Securities Act of 1933 Registration File No. 0 33-89560

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Appendix A: Underlying Mutual Funds

The following funds are available for Contracts issued prior to May 1, 2000

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

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AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

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Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Income and capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class (formerly, VIP Aggressive
Growth Portfolio: Service Class)
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

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Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

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MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

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Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

56

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

57

The following funds are available for Contracts issued between May 1, 2000 and February 14, 2002

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

58

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

59

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Income and capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

60

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 (formerly, VIP Aggressive
Growth Portfolio: Service Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

61

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

62

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

63

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

64

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

65

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

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Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

67

The following funds are available for Contracts issued on or after February 15, 2002

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

68

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

69

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management
U.K. Limited
Investment Objective:	Seeks high total investment return.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

70

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated International Equity Fund II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Federated Global Investment Management Corp.
Investment Objective:	Total return on assets.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

71

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 (formerly, VIP Aggressive
Growth Portfolio: Service Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

72

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

73

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II
Investment Adviser:	MTB Investment Advisors, Inc.
Investment Objective:	Capital appreciation and, secondarily, income.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

74

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

75

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth. The Fund invests at least 80% of the value of its net assets in equity securities issued by companies located throughout the world (including the U.S.) that the subadviser believes are, or have the potential to be, Worldwide Leaders.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

76

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

77

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities. The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable
Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying
Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other
NVIT Investor Destinations Funds. The Capital Appreciation Fund is a
“fund-of-funds” that invests its assets primarily in underlying portfolios of
Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

79

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

80

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management,
Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

81

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

82

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

83

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

84

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

85

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 3.65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                 1-800-848-6331, TDD 1-800-238-3035
writing:                                 Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

checking
on-line at:                             www.nationwide.com

The following funds were added to the variable account effective May 1, 2009, therefore; no Condensed Financial Information is available:

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund - Class III
Nationwide Variable Insurance Trust (“NVIT”)
•	AllianceBernstein NVIT Global Fixed Income Fund-Class III
•	American Century NVIT Multi Cap Value Fund-Class II
•	Gartmore NVIT Worldwide Leaders Fund-Class VI
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II
•	Oppenheimer NVIT Large Cap Growth Fund-Class II
•	Templeton NVIT International Value Fund-Class III
PIMCO Variable Insurance Trust
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Low Duration Portfolio: Advisor Class
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Wells Fargo Advantage Funds® Variable Trust
•	VT Small Cap Growth Fund
No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.419667	6.392984	-52.36%	151,453	2008
	13.366777	13.419667	0.40%	194,806	2007
	11.948365	13.366777	11.87%	246,205	2006
	11.441597	11.948365	4.43%	296,619	2005
	10.421736	11.441597	9.79%	335,515	2004
	7.893653	10.421736	32.03%	298,260	2003
	10.000000	7.893653	-21.06%	212,275	2002*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.929034	7.347335	-43.17%	22,171	2008
	11.682963	12.929034	10.67%	29,968	2007
	11.120996	11.682963	5.05%	32,828	2006
	10.340342	11.120996	7.55%	37,383	2005
	9.817774	10.340342	5.32%	33,757	2004
	7.672753	9.817774	27.96%	32,179	2003
	10.000000	7.672753	-23.27%	14,463	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.433558	8.622634	-47.53%	1,587	2008
	14.968742	16.433558	9.79%	1,657	2007
	12.969363	14.968742	15.42%	1,632	2006
	11.945960	12.969363	8.57%	1,053	2005
	10.442033	11.945960	14.40%	1,045	2004
	7.788335	10.442033	34.07%	1,010	2003
	10.000000	7.788335	-22.12%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	15.116822	7.916466	-47.63%	9,084	2008
	13.806271	15.116822	9.49%	9,291	2007
	11.989304	13.806271	15.15%	8,619	2006
	11.077520	11.989304	8.23%	4,628	2005
	10.000000	11.077520	10.78%	2,838	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.614729	8.036678	-30.81%	19,849	2008
	10.846373	11.614729	7.08%	24,283	2007
	10.000000	10.846373	8.46%	25,981	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.570885	7.985772	-30.98%	24,344	2008
	10.829258	11.570885	6.85%	32,562	2007
	10.000000	10.829258	8.29%	39,136	2006*

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	22.302281	13.133381	-41.11%	10,143	2008
	19.674838	22.302281	13.35%	14,195	2007
	15.532428	19.674838	26.67%	31,715	2006
	13.322530	15.532428	16.59%	39,656	2005
	10.872930	13.322530	22.53%	50,095	2004
	8.536008	10.872930	27.38%	50,613	2003
	10.000000	8.536008	-14.64%	42,473	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.582254	11.032359	-29.20%	19,299	2008
	14.361144	15.582254	8.50%	19,733	2007
	13.033296	14.361144	10.19%	20,562	2006
	12.226742	13.033296	6.60%	21,659	2005
	10.845384	12.226742	12.74%	19,080	2004
	8.600253	10.845384	26.11%	14,261	2003
	10.000000	8.600253	-14.00%	4,556	2002*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.502070	8.518751	-41.26%	72,703	2008
	13.963274	14.502070	3.86%	99,420	2007
	12.050226	13.963274	15.88%	111,801	2006
	11.630926	12.050226	3.61%	143,983	2005
	10.557705	11.630926	10.17%	159,552	2004
	8.063673	10.557705	30.93%	141,853	2003
	10.000000	8.063673	-19.36%	53,878	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.876347	12.436431	-53.73%	37,979	2008
	25.700831	26.876347	4.57%	52,545	2007
	19.202846	25.700831	33.84%	76,926	2006
	16.637896	19.202846	15.42%	101,552	2005
	13.449768	16.637896	23.70%	121,066	2004
	9.432937	13.449768	42.58%	127,258	2003
	10.000000	9.432937	-5.67%	59,648	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.294106	7.328126	-40.39%	49,685	2008
	10.925274	12.294106	12.53%	53,884	2007
	11.100924	10.925274	-1.58%	62,972	2006
	9.758629	11.100924	13.75%	80,998	2005
	9.093369	9.758629	7.32%	80,291	2004
	7.441659	9.093369	22.20%	87,983	2003
	10.000000	7.441659	-25.58%	33,018	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.944104	11.419896	-36.36%	91,218	2008
	17.844547	17.944104	0.56%	106,150	2007
	15.774935	17.844547	13.12%	151,266	2006
	14.935414	15.774935	5.62%	183,543	2005
	12.663214	14.935414	17.94%	188,363	2004
	9.074030	12.663214	39.55%	170,489	2003
	10.000000	9.074030	-9.26%	103,116	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	16.023269	10.964580	-31.57%	14,563	2008
	16.284424	16.023269	-1.60%	15,987	2007
	14.369405	16.284424	13.33%	19,180	2006
	13.528311	14.369405	6.22%	19,904	2005
	11.205694	13.528311	20.73%	19,331	2004
	8.210980	11.205694	36.47%	13,122	2003
	10.000000	8.210980	-17.89%	1,892	2002*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.393968	8.050073	-35.05%	5,647	2008
	11.609628	12.393968	6.76%	9,220	2007
	10.733160	11.609628	8.17%	11,965	2006
	10.457710	10.733160	2.63%	12,798	2005
	9.940634	10.457710	5.20%	12,612	2004
	7.964781	9.940634	24.81%	3,920	2003
	10.000000	7.964781	-20.35%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.612382	9.097737	-37.74%	34,684	2008
	14.016677	14.612382	4.25%	40,161	2007
	12.251936	14.016677	14.40%	52,038	2006
	11.814824	12.251936	3.70%	61,796	2005
	10.780980	11.814824	9.59%	59,545	2004
	8.479269	10.780980	27.15%	45,367	2003
	10.000000	8.479269	-15.21%	13,566	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.316126	10.129613	-37.92%	70,027	2008
	15.690301	16.316126	3.99%	84,051	2007
	13.749606	15.690301	14.11%	88,385	2006
	13.291809	13.749606	3.44%	97,892	2005
	12.160415	13.291809	9.30%	88,725	2004
	10.000000	12.160415	21.60%	40,450	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.830346	7.738343	-34.59%	40,139	2008
	13.251350	11.830346	-10.72%	46,158	2007
	11.484873	13.251350	15.38%	47,814	2006
	11.066195	11.484873	3.78%	46,916	2005
	10.202945	11.066195	8.46%	45,863	2004
	8.090513	10.202945	26.11%	38,083	2003
	10.000000	8.090513	-19.09%	6,748	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.336768	9.290933	-30.34%	35,678	2008
	12.281281	13.336768	8.59%	46,245	2007
	10.708715	12.281281	14.68%	49,882	2006
	10.630920	10.708715	0.73%	54,315	2005
	10.020448	10.630920	6.09%	58,888	2004
	8.166548	10.020448	22.70%	50,006	2003
	10.000000	8.166548	-18.33%	2,426	2002*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.867763	10.883576	-26.80%	114,570	2008
	14.547732	14.867763	2.20%	140,536	2007
	13.283201	14.547732	9.52%	134,925	2006
	13.112408	13.283201	1.30%	149,138	2005
	12.017175	13.112408	9.11%	170,112	2004
	9.961494	12.017175	20.64%	167,604	2003
	10.000000	9.961494	-0.39%	70,881	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.800192	8.494413	-46.24%	3,905	2008
	14.562409	15.800192	8.50%	3,905	2007
	12.365783	14.562409	17.76%	3,965	2006
	11.445133	12.365783	8.04%	3,965	2005
	10.130146	11.445133	12.98%	4,509	2004
	7.756433	10.130146	30.60%	2,381	2003
	10.000000	7.756433	-22.44%	651	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	18.067649	10.111873	-44.03%	10,555	2008
	15.456728	18.067649	16.89%	8,313	2007
	14.417821	15.456728	7.21%	11,428	2006
	12.915122	14.417821	11.64%	12,365	2005
	11.295865	12.915122	14.33%	13,692	2004
	8.141255	11.295865	38.75%	9,489	2003
	10.000000	8.141255	-18.59%	5,980	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.191151	11.195302	-8.17%	63,602	2008
	11.679918	12.191151	4.38%	77,206	2007
	11.321336	11.679918	3.17%	66,481	2006
	11.283229	11.321336	0.34%	67,837	2005
	10.993486	11.283229	2.64%	68,795	2004
	10.606178	10.993486	3.65%	45,858	2003
	10.000000	10.606178	6.06%	8,080	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.162159	11.136757	-8.43%	135,334	2008
	11.679120	12.162159	4.14%	167,850	2007
	11.346099	11.679120	2.94%	195,547	2006
	11.342662	11.346099	0.03%	224,470	2005
	11.083492	11.342662	2.34%	237,601	2004
	10.714121	11.083492	3.45%	227,751	2003
	10.000000	10.714121	7.14%	66,940	2002*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.649260	6.405486	-49.36%	5,391	2008
	10.867980	12.649260	16.39%	5,103	2007
	10.119554	10.867980	7.40%	4,214	2006
	9.461442	10.119554	6.96%	9,863	2005
	8.665897	9.461442	9.18%	8,964	2004
	6.705285	8.665897	29.24%	16,072	2003
	9.189889	6.705285	-27.04%	19,446	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.412207	6.281889	-49.39%	46,268	2008
	10.681977	12.412207	16.20%	38,522	2007
	9.958447	10.681977	7.27%	40,665	2006
	9.331368	9.958447	6.72%	50,876	2005
	8.567408	9.331368	8.92%	60,641	2004
	6.638994	8.567408	29.05%	56,386	2003
	9.134111	6.638994	-27.32%	41,461	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	15.120808	10.660610	-29.50%	87,248	2008
	13.234098	15.120808	14.26%	110,970	2007
	12.459223	13.234098	6.22%	151,347	2006
	12.102993	12.459223	2.94%	263,749	2005
	11.597568	12.102993	4.36%	332,580	2004
	9.930554	11.597568	16.79%	357,763	2003
	10.999576	9.930554	-9.72%	383,580	2002
	11.597944	10.999576	-5.16%	449,491	2001
	12.204056	11.597944	-4.97%	476,404	2000
	11.098876	12.204056	9.96%	421,418	1999

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	12.227478	8.610314	-29.58%	55,215	2008
	10.718860	12.227478	14.07%	65,693	2007
	10.100610	10.718860	6.12%	62,485	2006
	9.825739	10.100610	2.80%	70,708	2005
	9.431645	9.825739	4.18%	89,530	2004
	8.092651	9.431645	16.55%	97,002	2003
	8.981185	8.092651	-9.89%	97,225	2002
	9.483513	8.981185	-5.30%	104,929	2001
	10.000000	9.483513	-5.16%	49,274	2000*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	13.982048	8.880327	-36.49%	69,006	2008
	11.875443	13.982048	17.74%	86,538	2007
	11.220533	11.875443	5.84%	115,854	2006
	10.914085	11.220533	2.81%	160,692	2005
	10.409481	10.914085	4.85%	194,948	2004
	8.533857	10.409481	21.98%	219,814	2003
	10.200998	8.533857	-16.34%	236,969	2002
	11.135469	10.200998	-8.39%	124,889	2001
	12.862419	11.135469	-13.43%	329,372	2000
	11.278688	12.862419	14.04%	227,213	1999

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.802711	6.854201	-36.55%	37,592	2008
	9.196192	10.802711	17.47%	61,574	2007
	8.699189	9.196192	5.71%	48,474	2006
	8.480063	8.699189	2.58%	50,366	2005
	8.105040	8.480063	4.63%	56,099	2004
	6.651197	8.105040	21.86%	70,196	2003
	7.977579	6.651197	-16.63%	100,130	2002
	8.717055	7.977579	-8.48%	118,590	2001
	10.000000	8.717055	-12.83%	93,322	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	14.823977	9.687491	-34.65%	228,580	2008
	13.743893	14.823977	7.86%	333,104	2007
	12.428712	13.743893	10.58%	390,536	2006
	11.881112	12.428712	4.61%	593,900	2005
	11.378129	11.881112	4.42%	727,478	2004
	9.774081	11.378129	16.41%	801,137	2003
	10.814571	9.774081	-9.62%	865,147	2002
	11.110424	10.814571	-2.66%	1,011,363	2001
	11.730743	11.110424	-5.29%	1,066,957	2000
	11.340963	11.730743	3.44%	1,089,824	1999

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.684095	8.273288	-34.77%	87,863	2008
	11.779311	12.684095	7.68%	135,397	2007
	10.665568	11.779311	10.44%	139,832	2006
	10.203676	10.665568	4.53%	141,068	2005
	9.797323	10.203676	4.15%	178,378	2004
	8.424432	9.797323	16.30%	207,810	2003
	9.339561	8.424432	-9.80%	191,788	2002
	9.609431	9.339561	-2.81%	191,331	2001
	10.000000	9.609431	-3.91%	88,470	2000*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	23.994623	13.638583	-43.16%	512,239	2008
	20.616452	23.994623	16.39%	660,177	2007
	18.651966	20.616452	10.53%	934,497	2006
	16.115293	18.651966	15.74%	1,292,805	2005
	14.106032	16.115293	14.24%	1,452,373	2004
	11.095380	14.106032	27.13%	1,552,589	2003
	12.367450	11.095380	-10.29%	1,683,310	2002
	14.248052	12.367450	-13.20%	1,921,813	2001
	15.419403	14.248052	-7.60%	2,102,464	2000
	12.539357	15.419403	22.97%	1,621,378	1999

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	15.412662	8.748834	-43.24%	649,774	2008
	13.265901	15.412662	16.18%	834,813	2007
	12.018823	13.265901	10.38%	831,441	2006
	10.402126	12.018823	15.54%	856,857	2005
	9.119450	10.402126	14.07%	867,490	2004
	7.181855	9.119450	26.98%	846,994	2003
	8.021141	7.181855	-10.46%	656,770	2002
	9.252181	8.021141	-13.31%	631,501	2001
	10.000000	9.252181	-7.48%	337,266	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	10.110334	5.889554	-41.75%	32,262	2008
	9.546663	10.110334	5.90%	36,572	2007
	8.454825	9.546663	12.91%	47,617	2006
	7.055437	8.454825	19.83%	46,647	2005
	7.033439	7.055437	0.31%	54,042	2004
	5.672624	7.033439	23.99%	77,705	2003
	6.173069	5.672624	-8.11%	86,384	2002
	8.729886	6.173069	-29.29%	93,306	2001
	10.000000	8.729886	-12.70%	39,432	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.994478	5.806254	-41.91%	71,380	2008
	9.454587	9.994478	5.71%	88,537	2007
	8.386446	9.454587	12.74%	79,659	2006
	7.016003	8.386446	19.53%	89,303	2005
	6.993633	7.016003	0.32%	99,179	2004
	5.652536	6.993633	23.73%	101,166	2003
	6.173063	5.652536	-8.43%	104,738	2002
	8.729884	6.173063	-29.29%	102,698	2001
	10.000000	8.729884	-12.70%	9,002	2000*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	16.720156	9.488733	-43.25%	492,383	2008
	16.645426	16.720156	0.45%	623,959	2007
	13.994543	16.645426	18.94%	838,535	2006
	13.359203	13.994543	4.76%	1,165,130	2005
	12.109002	13.359203	10.32%	1,354,269	2004
	9.388005	12.109002	28.98%	1,429,082	2003
	11.419115	9.388005	-17.79%	1,504,505	2002
	12.147445	11.419115	-6.00%	1,801,287	2001
	11.322947	12.147445	7.28%	1,853,302	2000
	10.758604	11.322947	5.25%	1,764,738	1999

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.810452	8.389172	-43.36%	569,204	2008
	14.765380	14.810452	0.31%	656,471	2007
	12.429524	14.765380	18.79%	734,327	2006
	11.886287	12.429524	4.57%	786,437	2005
	10.788373	11.886287	10.18%	871,665	2004
	8.376451	10.788373	28.79%	850,853	2003
	10.207668	8.376451	-17.94%	712,785	2002
	10.874421	10.207668	-6.13%	581,991	2001
	10.000000	10.874421	8.74%	183,999	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	16.135980	9.305806	-42.33%	351,644	2008
	14.545949	16.135980	10.93%	436,009	2007
	12.994400	14.545949	11.94%	590,158	2006
	12.200303	12.994400	6.51%	901,347	2005
	11.647192	12.200303	4.75%	1,122,362	2004
	9.513687	11.647192	22.43%	1,281,552	2003
	11.529603	9.513687	-17.48%	1,491,640	2002
	12.771052	11.529603	-9.72%	1,800,094	2001
	13.387303	12.771052	-4.60%	2,032,468	2000
	12.392371	13.387303	8.03%	1,715,998	1999

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.282570	7.068523	-42.45%	186,480	2008
	11.086398	12.282570	10.79%	268,753	2007
	9.917472	11.086398	11.79%	252,838	2006
	9.322472	9.917472	6.38%	302,865	2005
	8.919227	9.322472	4.52%	359,222	2004
	7.294561	8.919227	22.27%	422,575	2003
	8.856439	7.294561	-17.64%	362,580	2002
	9.827003	8.856439	-9.88%	395,692	2001
	10.000000	9.827003	-1.73%	192,591	2000*

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	12.363241	5.503102	-55.49%	551,029	2008
	10.144787	12.363241	21.87%	703,595	2007
	9.726205	10.144787	4.30%	981,152	2006
	9.019901	9.726205	7.83%	1,486,300	2005
	8.505927	9.019901	6.04%	1,863,950	2004
	6.622963	8.505927	28.43%	2,197,930	2003
	8.563313	6.622963	-22.66%	2,497,444	2002
	10.104959	8.563313	-15.26%	3,222,422	2001
	12.317183	10.104959	-17.96%	3,980,107	2000
	11.936099	12.317183	3.19%	3,968,982	1999

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	10.288693	4.571902	-55.56%	107,928	2008
	8.451892	10.288693	21.73%	147,046	2007
	8.117244	8.451892	4.12%	144,480	2006
	7.540598	8.117244	7.65%	163,854	2005
	7.122160	7.540598	5.88%	227,287	2004
	5.556547	7.122160	28.18%	263,411	2003
	7.192853	5.556547	-22.75%	305,166	2002
	8.507865	7.192853	-15.46%	349,911	2001
	10.000000	8.507865	-14.92%	281,271	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	16.747197	8.752739	-47.74%	515,417	2008
	13.327515	16.747197	25.66%	648,958	2007
	12.606342	13.327515	5.72%	900,240	2006
	12.043664	12.606342	4.67%	1,392,430	2005
	11.774891	12.043664	2.28%	1,722,252	2004
	8.952843	11.774891	31.52%	1,985,368	2003
	12.949436	8.952843	-30.86%	2,256,555	2002
	15.891422	12.949436	-18.51%	2,890,947	2001
	18.039523	15.891422	-11.91%	3,221,910	2000
	13.265992	18.039523	35.98%	2,302,553	1999

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.837119	4.612133	-47.81%	591,839	2008
	7.044335	8.837119	25.45%	834,003	2007
	6.673130	7.044335	5.56%	843,820	2006
	6.385591	6.673130	4.50%	1,045,695	2005
	6.251628	6.385591	2.14%	1,266,240	2004
	4.761956	6.251628	31.28%	1,425,145	2003
	6.897293	4.761956	-30.96%	1,437,002	2002
	8.478714	6.897293	-18.65%	1,448,978	2001
	10.000000	8.478714	-15.21%	805,756	2000*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.504908	7.797205	-25.78%	298,047	2008
	10.331749	10.504908	1.68%	400,424	2007
	9.381882	10.331749	10.12%	549,557	2006
	9.238518	9.381882	1.55%	930,518	2005
	8.520424	9.238518	8.43%	1,237,967	2004
	6.774892	8.520424	25.76%	1,465,973	2003
	6.601032	6.774892	2.63%	1,536,275	2002
	7.564599	6.601032	-12.74%	1,901,773	2001
	9.868246	7.564599	-23.34%	2,111,782	2000
	9.218542	9.868246	7.05%	2,215,561	1999

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.057436	8.198818	-25.85%	199,810	2008
	10.887295	11.057436	1.56%	225,645	2007
	9.899993	10.887295	9.97%	305,679	2006
	9.768796	9.899993	1.34%	324,629	2005
	9.016435	9.768796	8.34%	349,998	2004
	7.181521	9.016435	25.55%	345,680	2003
	7.018847	7.181521	2.32%	260,620	2002
	8.046605	7.018847	-12.77%	243,817	2001
	10.000000	8.046605	-19.53%	104,095	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.832015	7.286115	-25.89%	39,234	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.832015	7.286115	-25.89%	39,234	2008
	10.000000	9.832015	-1.68%	48,421	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	15.198970	9.484550	-37.60%	750,481	2008
	14.553901	15.198970	4.43%	922,127	2007
	12.696132	14.553901	14.63%	1,129,824	2006
	12.227709	12.696132	3.83%	1,548,199	2005
	11.160330	12.227709	9.56%	1,861,314	2004
	8.774550	11.160330	27.19%	2,024,666	2003
	11.393756	8.774550	-22.99%	2,290,203	2002
	13.087430	11.393756	-12.94%	3,565,690	2001
	14.567662	13.087430	-10.16%	3,792,958	2000
	12.204206	14.567662	19.37%	3,136,858	1999

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.800825	15.142153	-4.17%	362,007	2008
	15.288575	15.800825	3.35%	435,210	2007
	14.791523	15.288575	3.36%	533,999	2006
	14.612721	14.791523	1.22%	873,622	2005
	14.123617	14.612721	3.46%	1,040,242	2004
	13.553721	14.123617	4.20%	1,235,795	2003
	12.401055	13.553721	9.29%	1,500,734	2002
	11.543603	12.401055	7.43%	1,516,238	2001
	10.478118	11.543603	10.17%	1,198,221	2000
	10.690813	10.478118	-1.99%	1,080,565	1999

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	41.907166	25.109155	-40.08%	147,761	2008
	36.637278	41.907166	14.38%	192,235	2007
	32.851594	36.637278	11.52%	258,138	2006
	28.058024	32.851594	17.08%	371,218	2005
	22.702985	28.058024	23.59%	404,129	2004
	16.546164	22.702985	37.21%	406,719	2003
	18.539590	16.546164	-10.75%	440,069	2002
	19.369905	18.539590	-4.29%	523,019	2001
	14.643713	19.369905	32.27%	559,878	2000
	10.000000	14.643713	46.44%	109,979	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.933598	14.316820	-40.18%	447,847	2008
	20.950870	23.933598	14.24%	572,625	2007
	18.817342	20.950870	11.34%	586,921	2006
	16.097219	18.817342	16.90%	654,793	2005
	13.037094	16.097219	23.47%	683,124	2004
	9.520360	13.037094	36.94%	648,693	2003
	10.682634	9.520360	-10.88%	529,772	2002
	11.178625	10.682634	-4.44%	471,930	2001
	10.000000	11.178625	11.79%	229,188	2000*

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.144676	13.414096	2.05%	261,731	2008
	12.617804	13.144676	4.18%	237,432	2007
	12.144529	12.617804	3.90%	309,593	2006
	11.898561	12.144529	2.07%	456,269	2005
	11.869460	11.898561	0.25%	501,943	2004
	11.864802	11.869460	0.04%	691,331	2003
	11.779111	11.864802	0.73%	1,038,673	2002
	11.418931	11.779111	3.15%	1,292,542	2001
	10.841227	11.418931	5.33%	667,253	2000
	10.407380	10.841227	4.17%	1,012,021	1999

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	18.757073	10.429094	-44.40%	145,454	2008
	16.157718	18.757073	16.09%	226,876	2007
	13.830162	16.157718	16.83%	309,179	2006
	11.735924	13.830162	17.84%	401,941	2005
	10.440294	11.735924	12.41%	495,754	2004
	7.360327	10.440294	41.85%	670,769	2003
	9.328759	7.360327	-21.10%	723,911	2002
	11.963781	9.328759	-22.02%	864,679	2001
	14.938906	11.963781	-19.92%	996,007	2000
	10.586638	14.938906	41.11%	656,721	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	13.077072	7.258691	-44.49%	149,828	2008
	11.279661	13.077072	15.93%	207,045	2007
	9.669103	11.279661	16.66%	199,202	2006
	8.218017	9.669103	17.66%	227,844	2005
	7.321997	8.218017	12.24%	245,677	2004
	5.168011	7.321997	41.68%	341,042	2003
	6.559449	5.168011	-21.21%	300,831	2002
	8.400493	6.559449	-21.92%	291,800	2001
	10.000000	8.400493	-16.00%	171,876	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.604506	9.774227	-44.48%	99,816	2008
	15.183864	17.604506	15.94%	132,166	2007
	13.011372	15.183864	16.70%	108,433	2006
	11.062514	13.011372	17.62%	121,104	2005
	10.000000	11.062514	10.63%	92,336	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.707294	9.843130	-44.41%	32,372	2008
	15.251016	17.707294	16.11%	42,949	2007
	13.053761	15.251016	16.83%	42,428	2006
	11.081467	13.053761	17.80%	52,818	2005
	10.000000	11.081467	10.81%	54,398	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.799636	7.308412	-47.04%	18,663	2008
	13.660429	13.799636	1.02%	22,690	2007
	12.038700	13.660429	13.47%	24,676	2006
	11.456949	12.038700	5.08%	40,674	2005
	10.413792	11.456949	10.02%	41,130	2004
	7.841551	10.413792	32.80%	29,650	2003
	9.398824	7.841551	-16.57%	35,813	2002

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.663746	7.226735	-47.11%	13,091	2008
	13.543522	13.663746	0.89%	16,161	2007
	11.951119	13.543522	13.32%	16,771	2006
	11.400022	11.951119	4.83%	17,572	2005
	10.375517	11.400022	9.87%	20,138	2004
	7.831908	10.375517	32.48%	21,687	2003
	9.398827	7.831908	-16.67%	27,871	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	17.124581	8.281396	-51.64%	4,944	2008
	16.372880	17.124581	4.59%	5,187	2007
	14.225356	16.372880	15.10%	5,792	2006
	14.003683	14.225356	1.58%	5,406	2005
	12.403097	14.003683	12.90%	5,453	2004
	7.935800	12.403097	56.29%	3,472	2003
	10.000000	7.935800	-20.64%	836	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	16.067871	7.752848	-51.75%	62,536	2008
	15.385653	16.067871	4.43%	75,039	2007
	13.389417	15.385653	14.91%	85,234	2006
	13.197226	13.389417	1.46%	99,801	2005
	11.704033	13.197226	12.76%	116,745	2004
	7.508854	11.704033	55.87%	102,971	2003
	10.000000	7.508854	-24.91%	17,344	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	14.066365	10.178756	-27.64%	41,643	2008
	14.553345	14.066365	-3.35%	53,895	2007
	12.511921	14.553345	16.32%	60,937	2006
	12.182959	12.511921	2.70%	55,688	2005
	11.056004	12.182959	10.19%	52,580	2004
	8.938194	11.056004	23.69%	32,732	2003
	10.000000	8.938194	-10.62%	4,999	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.613814	-33.86%	1,288	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	18.179137	10.761438	-40.80%	5,198	2008
	15.851673	18.179137	14.68%	7,088	2007
	13.150041	15.851673	20.54%	7,450	2006
	12.016903	13.150041	9.43%	7,516	2005
	10.205979	12.016903	17.74%	7,566	2004
	7.773388	10.205979	31.29%	6,962	2003
	10.000000	7.773388	-22.27%	612	2002*

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	18.021482	11.380939	-36.85%	1,822	2008
	17.143934	18.021482	5.12%	3,266	2007
	15.625226	17.143934	9.72%	6,945	2006
	14.222666	15.625226	9.86%	6,531	2005
	12.224157	14.222666	16.35%	6,322	2004
	10.000000	12.224157	22.24%	154	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.879496	7.415265	-37.58%	44,524	2008
	10.803041	11.879496	9.96%	62,681	2007
	10.163946	10.803041	6.29%	68,194	2006
	9.845041	10.163946	3.24%	76,776	2005
	9.120027	9.845041	7.95%	85,737	2004
	7.509879	9.120027	21.44%	82,145	2003
	10.000000	7.509879	-24.90%	30,610	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.925111	5.238093	-52.05%	95,583	2008
	10.072625	10.925111	8.46%	111,473	2007
	9.940634	10.072625	1.33%	117,990	2006
	9.756927	9.940634	1.88%	125,959	2005
	8.612155	9.756927	13.29%	135,232	2004
	6.364703	8.612155	35.31%	130,466	2003
	10.000000	6.364703	-36.35%	34,169	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.861661	7.105735	-40.09%	39,102	2008
	11.712413	11.861661	1.27%	46,480	2007
	10.470560	11.712413	11.86%	54,998	2006
	10.064359	10.470560	4.04%	57,792	2005
	9.566855	10.064359	5.20%	71,616	2004
	7.238617	9.566855	32.16%	91,700	2003
	10.000000	7.238617	-27.61%	23,889	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	16.174050	10.774808	-33.38%	73,672	2008
	15.177499	16.174050	6.57%	92,168	2007
	12.715305	15.177499	19.36%	110,967	2006
	12.057193	12.715305	5.46%	85,653	2005
	10.601177	12.057193	13.73%	77,948	2004
	8.582392	10.601177	23.52%	79,939	2003
	10.000000	8.582392	-14.18%	28,869	2002*

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.478440	9.296230	-31.03%	496,504	2008
	12.731169	13.478440	5.87%	582,338	2007
	11.640052	12.731169	9.37%	638,997	2006
	11.299833	11.640052	3.01%	674,401	2005
	10.768742	11.299833	4.93%	716,198	2004
	9.269485	10.768742	16.17%	488,917	2003
	10.000000	9.269485	-7.31%	66,570	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.415128	5.576076	-46.46%	4,711	2008
	10.203977	10.415128	2.07%	429	2007
	10.000000	10.203977	2.04%	909	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.372410	8.620739	-40.02%	3,498	2008
	13.484384	14.372410	6.59%	3,703	2007
	11.972775	13.484384	12.63%	8,088	2006
	11.311637	11.972775	5.84%	7,841	2005
	10.000000	11.311637	13.12%	289	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	11.028289	7.670922	-30.44%	144,412	2008
	10.490389	11.028289	5.13%	112,627	2007
	10.000000	10.490389	4.90%	41,126	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.681685	9.535719	-10.73%	54,485	2008
	10.472392	10.681685	2.00%	45,697	2007
	10.000000	10.472392	4.72%	25,257	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.203617	7.417275	-39.22%	101,894	2008
	10.773700	12.203617	13.27%	96,410	2007
	10.000000	10.773700	7.74%	58,243	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.414370	6.307117	-44.74%	93,807	2008
	10.299018	11.414370	10.83%	93,099	2007
	10.000000	10.299018	2.99%	72,670	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.829384	6.030005	-38.65%	13,919	2008
	10.000000	9.829384	-1.71%	10,096	2007*

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.725142	8.350489	-28.78%	0	2008
	11.474698	11.725142	2.18%	0	2007
	10.474309	11.474698	9.55%	0	2006
	10.000000	10.474309	4.74%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	40.007826	16.671334	-58.33%	13,512	2008
	27.820890	40.007826	43.80%	18,795	2007
	20.604451	27.820890	35.02%	23,620	2006
	15.719356	20.604451	31.08%	28,141	2005
	13.177112	15.719356	19.29%	31,835	2004
	8.079066	13.177112	63.10%	31,827	2003
	10.000000	8.079066	-19.21%	15,965	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	30.131072	12.575486	-58.26%	71,135	2008
	20.915480	30.131072	44.06%	90,156	2007
	15.462873	20.915480	35.26%	79,804	2006
	11.782780	15.462873	31.23%	60,057	2005
	10.000000	11.782780	17.83%	4,916	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.472923	-45.27%	6,338	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.121475	-48.79%	1,867	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.139089	-38.61%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.137189	-38.63%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.372240	-36.28%	9	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.938247	-20.62%	2,767	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.214380	-27.86%	12,418	2008*

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.091244	-9.09%	6,987	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.573033	-24.27%	1,167	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.850462	-31.50%	9	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.319130	-16.81%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.882105	-1.18%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.860209	-1.40%	1,054	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.866034	-1.34%	324	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.488306	13.324525	6.70%	392,480	2008
	11.766442	12.488306	6.13%	381,826	2007
	11.494910	11.766442	2.36%	427,648	2006
	11.238101	11.494910	2.29%	518,897	2005
	10.987454	11.238101	2.28%	592,717	2004
	10.875303	10.987454	1.03%	690,746	2003
	10.000000	10.875303	8.75%	596,871	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.389492	11.532678	-6.92%	251,385	2008
	11.870213	12.389492	4.37%	351,850	2007
	11.287964	11.870213	5.16%	404,188	2006
	11.031157	11.287964	2.33%	435,872	2005
	10.641866	11.031157	3.66%	471,256	2004
	9.956698	10.641866	6.88%	550,631	2003
	10.000000	9.956698	-0.43%	137,387	2002*

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.333711	11.220142	-15.85%	347,086	2008
	12.717148	13.333711	4.85%	488,379	2007
	11.841418	12.717148	7.40%	568,477	2006
	11.441430	11.841418	3.50%	585,712	2005
	10.779465	11.441430	6.14%	632,524	2004
	9.571633	10.779465	12.62%	575,374	2003
	10.000000	9.571633	-4.28%	151,806	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.127045	10.747040	-23.93%	1,311,567	2008
	13.499293	14.127045	4.65%	1,518,650	2007
	12.238931	13.499293	10.30%	1,578,823	2006
	11.729170	12.238931	4.35%	1,638,911	2005
	10.810756	11.729170	8.50%	1,682,836	2004
	9.091432	10.810756	18.91%	1,409,070	2003
	10.000000	9.091432	-9.09%	358,573	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	15.256486	10.367778	-32.04%	694,426	2008
	14.511127	15.256486	5.14%	846,841	2007
	12.790155	14.511127	13.46%	952,077	2006
	12.059615	12.790155	6.06%	973,565	2005
	10.861771	12.059615	11.03%	926,404	2004
	8.658836	10.861771	25.44%	708,807	2003
	10.000000	8.658836	-13.41%	268,546	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.943260	9.973460	-37.44%	149,723	2008
	15.191829	15.943260	4.95%	154,507	2007
	13.123442	15.191829	15.76%	171,067	2006
	12.275351	13.123442	6.91%	170,428	2005
	10.868617	12.275351	12.94%	215,489	2004
	8.321058	10.868617	30.62%	179,568	2003
	10.000000	8.321058	-16.79%	15,641	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.357647	10.294265	-37.07%	18,732	2008
	15.354645	16.357647	6.53%	19,794	2007
	14.106476	15.354645	8.85%	21,029	2006
	12.704322	14.106476	11.04%	17,143	2005
	11.082638	12.704322	14.63%	14,925	2004
	8.309490	11.082638	33.37%	7,236	2003
	10.000000	8.309490	-16.91%	394	2002*

104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.430272	9.687548	-37.22%	95,246	2008
	14.509470	15.430272	6.35%	106,035	2007
	13.347834	14.509470	8.70%	128,881	2006
	12.042686	13.347834	10.84%	146,433	2005
	10.526149	12.042686	14.41%	140,308	2004
	7.913023	10.526149	33.02%	102,847	2003
	10.000000	7.913023	-20.87%	36,004	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.900631	11.018815	1.08%	1,234,528	2008
	10.502407	10.900631	3.79%	791,161	2007
	10.143340	10.502407	3.54%	787,034	2006
	9.974241	10.143340	1.70%	653,561	2005
	9.988856	9.974241	-0.15%	510,271	2004
	10.021958	9.988856	-0.33%	511,003	2003
	10.000000	10.021958	0.22%	305,958	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.085420	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.883778	8.443208	-46.84%	3,430	2008
	15.580214	15.883778	1.95%	3,517	2007
	12.814398	15.580214	21.58%	3,589	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.726260	8.341015	-46.96%	66,653	2008
	15.460731	15.726260	1.72%	93,841	2007
	12.751487	15.460731	21.25%	73,491	2006
	11.514633	12.751487	10.74%	65,251	2005
	10.000000	11.514633	15.15%	45,012	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.320139	-36.80%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.308238	-36.92%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.230272	-37.70%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.714877	-32.85%	1,408	2008*

105

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.608381	6.676786	-47.04%	51,338	2008
	11.625508	12.608381	8.45%	59,527	2007
	11.396465	11.625508	2.01%	63,778	2006
	10.679382	11.396465	6.71%	89,422	2005
	9.527216	10.679382	12.09%	101,912	2004
	7.174725	9.527216	32.79%	93,612	2003
	10.000000	7.174725	-28.25%	42,457	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	15.166399	10.192192	-32.80%	1,371	2008
	16.446516	15.166399	-7.78%	5,126	2007
	14.155783	16.446516	16.18%	6,874	2006
	13.865110	14.155783	2.10%	3,964	2005
	11.933712	13.865110	16.18%	3,280	2004
	7.681010	11.933712	55.37%	392	2003
	10.000000	7.681010	-23.19%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.898601	9.319823	-32.94%	84,957	2008
	15.126092	13.898601	-8.12%	105,079	2007
	13.041148	15.126092	15.99%	113,183	2006
	12.809612	13.041148	1.81%	124,425	2005
	11.053722	12.809612	15.89%	139,425	2004
	7.133182	11.053722	54.96%	132,780	2003
	10.000000	7.133182	-28.67%	26,801	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.935470	10.368409	-38.78%	14,101	2008
	16.741828	16.935470	1.16%	15,305	2007
	15.085855	16.741828	10.98%	13,753	2006
	13.559942	15.085855	11.25%	11,979	2005
	11.502011	13.559942	17.89%	17,656	2004
	8.234836	11.502011	39.68%	14,834	2003
	10.000000	8.234836	-17.65%	5	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	17.162738	10.479414	-38.94%	57,187	2008
	17.006039	17.162738	0.92%	80,074	2007
	15.363206	17.006039	10.69%	90,552	2006
	13.847590	15.363206	10.94%	127,921	2005
	11.769600	13.847590	17.66%	128,013	2004
	8.450477	11.769600	39.28%	108,316	2003
	10.000000	8.450477	-15.50%	43,708	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.428524	6.609502	-42.17%	2,221	2008
	10.694568	11.428524	6.86%	1,302	2007
	10.000000	10.694568	6.95%	0	2006*

106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.880242	-1.20%	20,971	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.597553	-44.02%	763	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.216241	7.113163	-46.18%	211,951	2008
	11.719464	13.216241	12.77%	240,956	2007
	10.987544	11.719464	6.66%	256,422	2006
	10.578280	10.987544	3.87%	304,525	2005
	10.017023	10.578280	5.60%	286,219	2004
	7.738304	10.017023	29.45%	256,280	2003
	10.000000	7.738304	-22.62%	118,723	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	16.110628	9.543438	-40.76%	13,892	2008
	15.296548	16.110628	5.32%	11,997	2007
	13.121814	15.296548	16.57%	13,843	2006
	11.586130	13.121814	13.25%	5,673	2005
	10.000000	11.586130	15.86%	2,297	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.964464	9.432716	-40.91%	131,832	2008
	15.197654	15.964464	5.05%	157,475	2007
	13.069100	15.197654	16.29%	153,119	2006
	11.568978	13.069100	12.97%	138,800	2005
	10.000000	11.568978	15.69%	87,545	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	18.411161	10.907250	-40.76%	21,166	2008
	17.483880	18.411161	5.30%	23,159	2007
	14.997718	17.483880	16.58%	24,728	2006
	13.245945	14.997718	13.22%	24,752	2005
	11.222376	13.245945	18.03%	24,828	2004
	7.921861	11.222376	41.66%	22,637	2003
	10.000000	7.921861	-20.78%	2,198	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	18.180788	10.745123	-40.90%	67,205	2008
	17.303838	18.180788	5.07%	80,551	2007
	14.884807	17.303838	16.25%	95,002	2006
	13.174791	14.884807	12.98%	115,827	2005
	11.188859	13.174791	17.75%	134,980	2004
	7.907060	11.188859	41.50%	150,411	2003
	10.000000	7.907060	-20.93%	89,492	2002*

107

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.599559	2.007059	-79.09%	27,259	2008
	10.000000	9.599559	-4.00%	11,630	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.879847	2.932101	-78.88%	15,807	2008
	14.027947	13.879847	-1.06%	22,071	2007
	12.942531	14.027947	8.39%	32,875	2006
	12.770858	12.942531	1.34%	33,198	2005
	11.832385	12.770858	7.93%	31,051	2004
	9.636981	11.832385	22.78%	18,538	2003
	10.000000	9.636981	-3.63%	1,203	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.602458	8.268993	-39.21%	204,765	2008
	13.186200	13.602458	3.16%	236,619	2007
	11.600312	13.186200	13.67%	262,718	2006
	11.075463	11.600312	4.74%	287,820	2005
	10.244767	11.075463	8.11%	309,928	2004
	8.180309	10.244767	25.24%	254,296	2003
	10.000000	8.180309	-18.20%	108,393	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	17.166935	10.571273	-38.42%	16,136	2008
	17.544733	17.166935	-2.15%	17,210	2007
	15.402516	17.544733	13.91%	25,661	2006
	14.146394	15.402516	8.88%	23,708	2005
	11.959504	14.146394	18.29%	23,490	2004
	8.363751	11.959504	42.99%	17,280	2003
	10.000000	8.363751	-16.36%	2,953	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.777095	6.003779	-38.59%	9,538	2008
	10.010722	9.777095	-2.33%	10,608	2007
	10.000000	10.010722	0.11%	10,625	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	15.346048	12.998483	-15.30%	277,915	2008
	14.143082	15.346048	8.51%	300,101	2007
	13.315193	14.143082	6.22%	288,301	2006
	13.117366	13.315193	1.51%	310,872	2005
	12.213123	13.117366	7.40%	271,634	2004
	10.524358	12.213123	16.05%	242,952	2003
	10.000000	10.524358	5.24%	88,567	2002*

108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.132828	9.188654	-39.28%	6,042	2008
	16.260721	15.132828	-6.94%	7,175	2007
	14.162819	16.260721	14.81%	10,818	2006
	13.587876	14.162819	4.23%	10,261	2005
	12.346322	13.587876	10.06%	8,491	2004
	10.000000	12.346322	23.46%	4,482	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.982504	9.983085	-44.48%	3,838	2008
	16.754107	17.982504	7.33%	2,055	2007
	13.243369	16.754107	26.51%	2,852	2006
	11.916494	13.243369	11.13%	4,358	2005
	10.353931	11.916494	15.09%	5,963	2004
	8.133021	10.353931	27.31%	5,158	2003
	10.000000	8.133021	-18.67%	745	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	15.315331	9.198656	-39.94%	5,411	2008
	17.716461	15.315331	-13.55%	4,888	2007
	15.248670	17.716461	16.18%	6,214	2006
	14.383134	15.248670	6.02%	7,151	2005
	11.505052	14.383134	25.02%	7,308	2004
	7.761822	11.505052	48.23%	6,414	2003
	10.000000	7.761822	-22.38%	3,348	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.094666	7.543334	-37.63%	11,364	2008
	11.572461	12.094666	4.51%	13,738	2007
	11.080846	11.572461	4.44%	14,708	2006
	10.584298	11.080846	4.69%	16,170	2005
	10.173795	10.584298	4.03%	18,561	2004
	8.223033	10.173795	23.72%	14,834	2003
	10.000000	8.223033	-17.77%	4,505	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.516253	10.214199	-11.31%	64,404	2008
	11.050657	11.516253	4.21%	64,187	2007
	10.772749	11.050657	2.58%	50,678	2006
	10.464138	10.772749	2.95%	61,689	2005
	10.151047	10.464138	3.08%	45,667	2004
	10.000000	10.151047	1.51%	6,129	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	22.316637	13.692491	-38.64%	30,633	2008
	27.236362	22.316637	-18.06%	39,891	2007
	19.973247	27.236362	36.36%	52,342	2006
	17.271148	19.973247	15.65%	45,396	2005
	12.814381	17.271148	34.78%	39,945	2004
	10.000000	12.814381	28.14%	11,188	2003*

109

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.672599	5.883153	-49.60%	45,903	2008
	10.103560	11.672599	15.53%	53,039	2007
	9.939319	10.103560	1.65%	54,904	2006
	9.322341	9.939319	6.62%	59,260	2005
	8.814401	9.322341	5.76%	62,580	2004
	7.005060	8.814401	25.83%	62,729	2003
	10.000000	7.005060	-29.95%	28,575	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.936612	8.862011	-36.41%	196,312	2008
	14.406434	13.936612	-3.26%	257,596	2007
	12.533288	14.406434	14.95%	275,958	2006
	12.153669	12.533288	3.12%	324,377	2005
	10.449205	12.153669	16.31%	305,277	2004
	8.067168	10.449205	29.53%	245,843	2003
	10.000000	8.067168	-19.33%	131,010	2002*

110

Maximum Optional Benefits Elected (Total 3.65%)
(Variable account charges of 3.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.624692	5.849577	-53.67%	0	2008
	12.929325	12.624692	-2.36%	0	2007
	11.880263	12.929325	8.83%	0	2006
	11.694222	11.880263	1.59%	0	2005
	10.950322	11.694222	6.79%	0	2004
	10.000000	10.950322	9.50%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.742169	7.043186	-44.73%	0	2008
	11.838545	12.742169	7.63%	0	2007
	11.584062	11.838545	2.20%	0	2006
	11.071762	11.584062	4.63%	0	2005
	10.806795	11.071762	2.45%	0	2004
	10.000000	10.806795	8.07%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.511230	7.916085	-48.97%	0	2008
	14.526755	15.511230	6.78%	0	2007
	12.938150	14.526755	12.28%	0	2006
	12.250081	12.938150	5.62%	0	2005
	11.007860	12.250081	11.28%	0	2004
	10.000000	11.007860	10.08%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	13.662176	6.959002	-49.06%	0	2008
	12.829357	13.662176	6.49%	0	2007
	11.452296	12.829357	12.02%	0	2006
	10.876915	11.452296	5.29%	0	2005
	10.000000	10.876915	8.77%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.088841	7.463174	-32.70%	0	2008
	10.647048	11.088841	4.15%	0	2007
	10.000000	10.647048	6.47%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.046970	7.415898	-32.87%	0	2008
	10.630234	11.046970	3.92%	0	2007
	10.000000	10.630234	6.30%	0	2006*

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	20.444929	11.710697	-42.72%	0	2008
	18.544479	20.444929	10.25%	0	2007
	15.048967	18.544479	23.23%	0	2006
	13.268368	15.048967	13.42%	0	2005
	11.131919	13.268368	19.19%	0	2004
	10.000000	11.131919	11.32%	0	2003*

111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	13.795263	9.500370	-31.13%	0	2008
	13.072415	13.795263	5.53%	0	2007
	12.195178	13.072415	7.19%	0	2006
	11.760060	12.195178	3.70%	0	2005
	10.723665	11.760060	9.66%	0	2004
	10.000000	10.723665	7.24%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.312374	7.606085	-42.86%	0	2008
	13.178920	13.312374	1.01%	0	2007
	11.691028	13.178920	12.73%	0	2006
	11.599467	11.691028	0.79%	0	2005
	10.824109	11.599467	7.16%	0	2004
	10.000000	10.824109	8.24%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	19.964211	8.985201	-54.99%	0	2008
	19.629043	19.964211	1.71%	0	2007
	15.075695	19.629043	30.20%	0	2006
	13.426763	15.075695	12.28%	0	2005
	11.157833	13.426763	20.33%	0	2004
	10.000000	11.157833	11.58%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.651957	7.335232	-42.02%	0	2008
	11.560050	12.651957	9.45%	0	2007
	12.074325	11.560050	-4.26%	0	2006
	10.910705	12.074325	10.66%	0	2005
	10.451795	10.910705	4.39%	0	2004
	10.000000	10.451795	4.52%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.380917	8.902023	-38.10%	0	2008
	14.704181	14.380917	-2.20%	0	2007
	13.361952	14.704181	10.05%	0	2006
	13.004167	13.361952	2.75%	0	2005
	11.334631	13.004167	14.73%	0	2004
	10.000000	11.334631	13.35%	0	2003*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	14.165023	9.428090	-33.44%	0	2008
	14.801739	14.165023	-4.30%	0	2007
	13.426081	14.801739	10.25%	0	2006
	12.993187	13.426081	3.33%	0	2005
	11.063842	12.993187	17.44%	0	2004
	10.000000	11.063842	10.64%	0	2003*

112

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.037639	7.604995	-36.82%	0	2008
	11.593550	12.037639	3.83%	0	2007
	11.017798	11.593550	5.23%	0	2006
	11.034981	11.017798	-0.16%	0	2005
	10.783252	11.034981	2.33%	0	2004
	10.000000	10.783252	7.83%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.182496	7.983145	-39.44%	0	2008
	13.001391	13.182496	1.39%	0	2007
	11.681967	13.001391	11.29%	0	2006
	11.579886	11.681967	0.88%	0	2005
	10.862589	11.579886	6.60%	0	2004
	10.000000	10.862589	8.63%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	13.042395	7.875846	-39.61%	0	2008
	12.895550	13.042395	1.14%	0	2007
	11.616232	12.895550	11.01%	0	2006
	11.543162	11.616232	0.63%	0	2005
	10.856431	11.543162	6.33%	0	2004
	10.000000	10.856431	8.56%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.560504	7.355226	-36.38%	0	2008
	13.314161	11.560504	-13.17%	0	2007
	11.861646	13.314161	12.25%	0	2006
	11.748529	11.861646	0.96%	0	2005
	11.135499	11.748529	5.51%	0	2004
	10.000000	11.135499	11.35%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.919224	8.754214	-32.24%	0	2008
	12.231979	12.919224	5.62%	0	2007
	10.963685	12.231979	11.57%	0	2006
	11.188150	10.963685	-2.01%	0	2005
	10.841129	11.188150	3.20%	0	2004
	10.000000	10.841129	8.41%	0	2003*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	11.539995	8.217023	-28.80%	0	2008
	11.609736	11.539995	-0.60%	0	2007
	10.896714	11.609736	6.54%	0	2006
	11.057208	10.896714	-1.45%	0	2005
	10.417563	11.057208	6.14%	0	2004
	10.000000	10.417563	4.18%	0	2003*

113

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.390103	8.047759	-47.71%	0	2008
	14.584233	15.390103	5.53%	0	2007
	12.730309	14.584233	14.56%	0	2006
	12.111733	12.730309	5.11%	0	2005
	11.020385	12.111733	9.90%	0	2004
	10.000000	11.020385	10.20%	0	2003*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	15.669545	8.529928	-45.56%	0	2008
	13.782786	15.669545	13.69%	0	2007
	13.215756	13.782786	4.29%	0	2006
	12.168952	13.215756	8.60%	0	2005
	10.941411	12.168952	11.22%	0	2004
	10.000000	10.941411	9.41%	0	2003*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	9.845559	8.794830	-10.67%	0	2008
	9.698418	9.845559	1.52%	0	2007
	9.663356	9.698418	0.36%	0	2006
	9.899984	9.663356	-2.39%	0	2005
	9.916073	9.899984	-0.16%	0	2004
	10.000000	9.916073	-0.84%	0	2003*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	9.742363	8.677788	-10.93%	0	2008
	9.619002	9.742363	1.28%	0	2007
	9.605848	9.619002	0.14%	0	2006
	9.871327	9.605848	-2.69%	0	2005
	9.916089	9.871327	-0.45%	0	2004
	10.000000	9.916089	-0.84%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	14.029111	6.909801	-50.75%	0	2008
	12.393132	14.029111	13.20%	0	2007
	11.862312	12.393132	4.47%	0	2006
	11.400675	11.862312	4.05%	0	2005
	10.734692	11.400675	6.20%	0	2004
	10.000000	10.734692	7.35%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	13.918538	6.851461	-50.77%	0	2008
	12.315826	13.918538	13.01%	0	2007
	11.802639	12.315826	4.35%	0	2006
	11.368377	11.802639	3.82%	0	2005
	10.730138	11.368377	5.95%	0	2004
	10.000000	10.730138	7.30%	0	2003*

114

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.149387	8.331793	-31.42%	0	2008
	10.932954	12.149387	11.13%	0	2007
	10.580465	10.932954	3.33%	0	2006
	10.565116	10.580465	0.15%	0	2005
	10.407568	10.565116	1.51%	0	2004
	10.000000	10.407568	4.08%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	12.076172	8.271579	-31.50%	0	2008
	10.884423	12.076172	10.95%	0	2007
	10.543269	10.884423	3.24%	0	2006
	10.542909	10.543269	0.00%	0	2005
	10.403593	10.542909	1.34%	0	2004
	10.000000	10.403593	4.04%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	12.737111	7.868631	-38.22%	0	2008
	11.122792	12.737111	14.51%	0	2007
	10.803126	11.122792	2.96%	0	2006
	10.801662	10.803126	0.01%	0	2005
	10.590889	10.801662	1.99%	0	2004
	10.000000	10.590889	5.91%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	12.643053	7.802728	-38.28%	0	2008
	11.066018	12.643053	14.25%	0	2007
	10.760548	11.066018	2.84%	0	2006
	10.782590	10.760548	-0.20%	0	2005
	10.594480	10.782590	1.78%	0	2004
	10.000000	10.594480	5.94%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	12.027941	7.645513	-36.44%	0	2008
	11.465774	12.027941	4.90%	0	2007
	10.658314	11.465774	7.58%	0	2006
	10.473355	10.658314	1.77%	0	2005
	10.310998	10.473355	1.57%	0	2004
	10.000000	10.310998	3.11%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.954387	7.584282	-36.56%	0	2008
	11.414421	11.954387	4.73%	0	2007
	10.623960	11.414421	7.44%	0	2006
	10.447814	10.623960	1.69%	0	2005
	10.312826	10.447814	1.31%	0	2004
	10.000000	10.312826	3.13%	0	2003*

115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.507836	9.126515	-44.71%	0	2008
	14.583213	16.507836	13.20%	0	2007
	13.562247	14.583213	7.53%	0	2006
	12.044964	13.562247	12.60%	0	2005
	10.838556	12.044964	11.13%	0	2004
	10.000000	10.838556	8.39%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	16.394814	9.051880	-44.79%	0	2008
	14.508718	16.394814	13.00%	0	2007
	13.512073	14.508718	7.38%	0	2006
	12.021065	13.512073	12.40%	0	2005
	10.833984	12.021065	10.96%	0	2004
	10.000000	10.833984	8.34%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	13.608175	7.689512	-43.49%	0	2008
	13.235844	13.608175	2.81%	0	2007
	12.068604	13.235844	9.67%	0	2006
	10.378259	12.068604	16.29%	0	2005
	10.646826	10.378259	-2.42%	0	2004
	10.000000	10.646826	6.47%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	13.608175	7.689512	-43.49%	0	2008
	13.235844	13.608175	2.81%	0	2007
	12.068604	13.235844	9.67%	0	2006
	10.378259	12.068604	16.29%	0	2005
	10.635051	10.378259	-2.41%	0	2004
	10.000000	10.635051	6.35%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.708714	7.566934	-44.80%	0	2008
	14.032058	13.708714	-2.30%	0	2007
	12.126907	14.032058	15.71%	0	2006
	11.899731	12.126907	1.91%	0	2005
	11.088270	11.899731	7.32%	0	2004
	10.000000	11.088270	10.88%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.620053	7.503875	-44.91%	0	2008
	13.961286	13.620053	-2.44%	0	2007
	12.080926	13.961286	15.56%	0	2006
	11.875666	12.080926	1.73%	0	2005
	11.080691	11.875666	7.17%	0	2004
	10.000000	11.080691	10.81%	0	2003*

116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	12.979444	7.280707	-43.91%	0	2008
	12.030105	12.979444	7.89%	0	2007
	11.047188	12.030105	8.90%	0	2006
	10.661769	11.047188	3.61%	0	2005
	10.463595	10.661769	1.89%	0	2004
	10.000000	10.463595	4.64%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.906582	7.224530	-44.02%	0	2008
	11.977846	12.906582	7.75%	0	2007
	11.014309	11.977846	8.75%	0	2006
	10.642673	11.014309	3.49%	0	2005
	10.467636	10.642673	1.67%	0	2004
	10.000000	10.467636	4.68%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	14.020419	6.069864	-56.71%	0	2008
	11.828763	14.020419	18.53%	0	2007
	11.657763	11.828763	1.47%	0	2006
	11.113158	11.657763	4.90%	0	2005
	10.773532	11.113158	3.15%	0	2004
	10.000000	10.773532	7.74%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	13.931124	6.020949	-56.78%	0	2008
	11.766507	13.931124	18.40%	0	2007
	11.616557	11.766507	1.29%	0	2006
	11.092742	11.616557	4.72%	0	2005
	10.770736	11.092742	2.99%	0	2004
	10.000000	10.770736	7.71%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	13.741682	6.985466	-49.17%	0	2008
	11.243665	13.741682	22.22%	0	2007
	10.932510	11.243665	2.85%	0	2006
	10.736295	10.932510	1.83%	0	2005
	10.790871	10.736295	-0.51%	0	2004
	10.000000	10.790871	7.91%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	13.650912	6.929557	-49.24%	0	2008
	11.187983	13.650912	22.01%	0	2007
	10.894659	11.187983	2.69%	0	2006
	10.716426	10.894659	1.66%	0	2005
	10.785656	10.716426	-0.64%	0	2004
	10.000000	10.785656	7.86%	0	2003*

117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	11.519957	8.317293	-27.80%	0	2008
	11.649255	11.519957	-1.11%	0	2007
	10.873746	11.649255	7.13%	0	2006
	11.006788	10.873746	-1.21%	0	2005
	10.435622	11.006788	5.47%	0	2004
	10.000000	10.435622	4.36%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.445644	8.255103	-27.88%	0	2008
	11.587049	11.445644	-1.22%	0	2007
	10.830606	11.587049	6.98%	0	2006
	10.985726	10.830606	-1.41%	0	2005
	10.423673	10.985726	5.39%	0	2004
	10.000000	10.423673	4.24%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.652020	6.957560	-27.92%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.652020	6.957560	-27.92%	0	2008
	10.000000	9.652020	-3.48%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	13.245070	8.039352	-39.30%	0	2008
	13.040296	13.245070	1.57%	0	2007
	11.693529	13.040296	11.52%	0	2006
	11.576701	11.693529	1.01%	0	2005
	10.862126	11.576701	6.58%	0	2004
	10.000000	10.862126	8.62%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	9.997554	9.319620	-6.78%	0	2008
	9.945967	9.997554	0.52%	0	2007
	9.891493	9.945967	0.55%	0	2006
	10.045000	9.891493	-1.53%	0	2005
	9.980825	10.045000	0.64%	0	2004
	10.000000	9.980825	-0.19%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	18.748402	10.926322	-41.72%	0	2008
	16.852576	18.748402	11.25%	0	2007
	15.533502	16.852576	8.49%	0	2006
	13.637347	15.533502	13.90%	0	2005
	11.343571	13.637347	20.22%	0	2004
	10.000000	11.343571	13.44%	0	2003*

118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.625034	10.836808	-41.82%	0	2008
	16.763250	18.625034	11.11%	0	2007
	15.476922	16.763250	8.31%	0	2006
	13.609354	15.476922	13.72%	0	2005
	11.330820	13.609354	20.11%	0	2004
	10.000000	11.330820	13.31%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	9.845680	9.773597	-0.73%	0	2008
	9.717356	9.845680	1.32%	0	2007
	9.614238	9.717356	1.07%	0	2006
	9.682745	9.614238	-0.71%	0	2005
	9.929738	9.682745	-2.49%	0	2004
	10.000000	9.929738	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	18.173405	9.828352	-45.92%	0	2008
	16.095976	18.173405	12.91%	0	2007
	14.162258	16.095976	13.65%	0	2006
	12.353316	14.162258	14.64%	0	2005
	11.297361	12.353316	9.35%	0	2004
	10.000000	11.297361	12.97%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	18.057752	9.749319	-46.01%	0	2008
	16.014554	18.057752	12.76%	0	2007
	14.111477	16.014554	13.49%	0	2006
	12.328631	14.111477	14.46%	0	2005
	11.292118	12.328631	9.18%	0	2004
	10.000000	11.292118	12.92%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	15.910769	8.592368	-46.00%	0	2008
	14.109642	15.910769	12.77%	0	2007
	12.428673	14.109642	13.52%	0	2006
	10.862176	12.428673	14.42%	0	2005
	10.000000	10.862176	8.62%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	16.003687	8.652945	-45.93%	0	2008
	14.172049	16.003687	12.92%	0	2007
	12.469163	14.172049	13.66%	0	2006
	10.880788	12.469163	14.60%	0	2005
	10.000000	10.880788	8.81%	0	2004*

119

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.898358	6.644191	-48.49%	0	2008
	13.128072	12.898358	-1.75%	0	2007
	11.892776	13.128072	10.39%	0	2006
	11.634249	11.892776	2.22%	0	2005
	10.871191	11.634249	7.02%	0	2004
	10.000000	10.871191	8.71%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.810108	6.589879	-48.56%	0	2008
	13.055218	12.810108	-1.88%	0	2007
	11.842080	13.055218	10.24%	0	2006
	11.611567	11.842080	1.99%	0	2005
	10.864086	11.611567	6.88%	0	2004
	10.000000	10.864086	8.64%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	13.607599	6.400452	-52.96%	0	2008
	13.376907	13.607599	1.72%	0	2007
	11.947065	13.376907	11.97%	0	2006
	12.089438	11.947065	-1.18%	0	2005
	11.007615	12.089438	9.83%	0	2004
	10.000000	11.007615	10.08%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	13.519044	6.344457	-53.07%	0	2008
	13.309829	13.519044	1.57%	0	2007
	11.906543	13.309829	11.79%	0	2006
	12.063467	11.906543	-1.30%	0	2005
	10.998282	12.063467	9.69%	0	2004
	10.000000	10.998282	9.98%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	12.225276	8.604817	-29.61%	0	2008
	13.005012	12.225276	-6.00%	0	2007
	11.493118	13.005012	13.15%	0	2006
	11.503574	11.493118	-0.09%	0	2005
	10.731928	11.503574	7.19%	0	2004
	10.000000	10.731928	7.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.492788	-35.07%	0	2008*

120

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.641606	10.157915	-42.42%	0	2008
	15.816295	17.641606	11.54%	0	2007
	13.487199	15.816295	17.27%	0	2006
	12.669288	13.487199	6.46%	0	2005
	11.061419	12.669288	14.54%	0	2004
	10.000000	11.061419	10.61%	0	2003*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	14.402638	8.846980	-38.57%	0	2008
	14.087352	14.402638	2.24%	0	2007
	13.198144	14.087352	6.74%	0	2006
	12.348989	13.198144	6.88%	0	2005
	10.911049	12.348989	13.18%	0	2004
	10.000000	10.911049	9.11%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	12.150657	7.377233	-39.29%	0	2008
	11.360935	12.150657	6.95%	0	2007
	10.987583	11.360935	3.40%	0	2006
	10.940178	10.987583	0.43%	0	2005
	10.418475	10.940178	5.01%	0	2004
	10.000000	10.418475	4.18%	0	2003*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	12.189483	5.684407	-53.37%	0	2008
	11.554956	12.189483	5.49%	0	2007
	11.722382	11.554956	-1.43%	0	2006
	11.827195	11.722382	-0.89%	0	2005
	10.732106	11.827195	10.20%	0	2004
	10.000000	10.732106	7.32%	0	2003*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.699860	6.817158	-41.73%	0	2008
	11.878313	11.699860	-1.50%	0	2007
	10.915743	11.878313	8.82%	0	2006
	10.785320	10.915743	1.21%	0	2005
	10.539514	10.785320	2.33%	0	2004
	10.000000	10.539514	5.40%	0	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.112360	9.792453	-35.20%	0	2008
	14.580740	15.112360	3.65%	0	2007
	12.556542	14.580740	16.12%	0	2006
	12.239260	12.556542	2.59%	0	2005
	11.062664	12.239260	10.64%	0	2004
	10.000000	11.062664	10.63%	0	2003*

121

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.766533	7.893861	-32.91%	0	2008
	11.427326	11.766533	2.97%	0	2007
	10.739900	11.427326	6.40%	0	2006
	10.717290	10.739900	0.21%	0	2005
	10.499765	10.717290	2.07%	0	2004
	10.000000	10.499765	5.00%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	9.945479	5.178991	-47.93%	0	2008
	10.018579	9.945479	-0.73%	0	2007
	10.000000	10.018579	0.19%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	12.989598	7.578283	-41.66%	0	2008
	12.530396	12.989598	3.66%	0	2007
	11.436549	12.530396	9.56%	0	2006
	11.106843	11.436549	2.97%	0	2005
	10.000000	11.106843	11.07%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.531297	7.125206	-32.34%	0	2008
	10.299898	10.531297	2.25%	0	2007
	10.000000	10.299898	3.00%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.200400	8.857785	-13.16%	0	2008
	10.282293	10.200400	-0.80%	0	2007
	10.000000	10.282293	2.82%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.653767	6.889572	-40.88%	0	2008
	10.578078	11.653767	10.17%	0	2007
	10.000000	10.578078	5.78%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.899890	5.858157	-46.25%	0	2008
	10.111944	10.899890	7.79%	0	2007
	10.000000	10.111944	1.12%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.649399	5.757792	-40.33%	0	2008
	10.000000	9.649399	-3.51%	0	2007*

122

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.892603	7.545861	-30.72%	0	2008
	10.960244	10.892603	-0.62%	0	2007
	10.284179	10.960244	6.57%	0	2006
	10.000000	10.284179	2.84%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	32.218891	13.058005	-59.47%	0	2008
	23.035152	32.218891	39.87%	0	2007
	17.536604	23.035152	31.35%	0	2006
	13.752227	17.536604	27.52%	0	2005
	11.851031	13.752227	16.04%	0	2004
	10.000000	11.851031	18.51%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	27.233590	11.054930	-59.41%	0	2008
	19.436247	27.233590	40.12%	0	2007
	14.770648	19.436247	31.59%	0	2006
	11.569404	14.770648	27.67%	0	2005
	10.000000	11.569404	15.69%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.372593	-46.27%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.027453	-49.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.026497	-39.74%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.024629	-39.75%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.255468	-37.45%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.793070	-22.07%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.082322	-29.18%	0	2008*

123

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	8.925172	-10.75%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.434475	-25.66%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.725016	-32.75%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.167047	-18.33%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.701724	-2.98%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.680228	-3.20%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.685970	-3.14%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.024790	10.404626	3.79%	0	2008
	9.711379	10.024790	3.23%	0	2007
	9.752379	9.711379	-0.42%	0	2006
	9.800927	9.752379	-0.50%	0	2005
	9.850846	9.800927	-0.51%	0	2004
	10.000000	9.850846	-1.49%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	10.579344	9.579200	-9.45%	0	2008
	10.421519	10.579344	1.51%	0	2007
	10.187233	10.421519	2.30%	0	2006
	10.233646	10.187233	-0.45%	0	2005
	10.149122	10.233646	0.83%	0	2004
	10.000000	10.149122	1.49%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.469988	9.388537	-18.15%	0	2008
	11.247819	11.469988	1.98%	0	2007
	10.765898	11.247819	4.48%	0	2006
	10.692871	10.765898	0.68%	0	2005
	10.356463	10.692871	3.25%	0	2004
	10.000000	10.356463	3.56%	0	2003*

124

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.371392	9.154540	-26.00%	0	2008
	12.154730	12.371392	1.78%	0	2007
	11.327793	12.154730	7.30%	0	2006
	11.159272	11.327793	1.51%	0	2005
	10.573615	11.159272	5.54%	0	2004
	10.000000	10.573615	5.74%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	13.611740	8.997415	-33.90%	0	2008
	13.311537	13.611740	2.26%	0	2007
	12.060634	13.311537	10.37%	0	2006
	11.689439	12.060634	3.18%	0	2005
	10.823276	11.689439	8.00%	0	2004
	10.000000	10.823276	8.23%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.425009	8.777105	-39.15%	0	2008
	14.132458	14.425009	2.07%	0	2007
	12.549384	14.132458	12.61%	0	2006
	12.066271	12.549384	4.00%	0	2005
	10.982748	12.066271	9.87%	0	2004
	10.000000	10.982748	9.83%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	14.483952	8.865913	-38.79%	0	2008
	13.978940	14.483952	3.61%	0	2007
	13.201527	13.978940	5.89%	0	2006
	12.221324	13.201527	8.02%	0	2005
	10.959966	12.221324	11.51%	0	2004
	10.000000	10.959966	9.60%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.371780	8.776321	-38.93%	0	2008
	13.894938	14.371780	3.43%	0	2007
	13.139756	13.894938	5.75%	0	2006
	12.186003	13.139756	7.83%	0	2005
	10.949835	12.186003	11.29%	0	2004
	10.000000	10.949835	9.50%	0	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.692055	9.530074	-1.67%	0	2008
	9.601113	9.692055	0.95%	0	2007
	9.531989	9.601113	0.73%	0	2006
	9.635011	9.531989	-1.07%	0	2005
	9.919528	9.635011	-2.87%	0	2004
	10.000000	9.919528	-0.80%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.973924	-40.26%	0	2008*

125

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	14.355467	7.422168	-48.30%	0	2008
	14.478031	14.355467	-0.85%	0	2007
	12.240509	14.478031	18.28%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.213079	7.332312	-48.41%	0	2008
	14.366981	14.213079	-1.07%	0	2007
	12.180398	14.366981	17.95%	0	2006
	11.306214	12.180398	7.73%	0	2005
	10.000000	11.306214	13.06%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.204293	-37.96%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.192565	-38.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.116036	-38.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.591839	-34.08%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.546713	6.462387	-48.49%	0	2008
	11.894616	12.546713	5.48%	0	2007
	11.986312	11.894616	-0.77%	0	2006
	11.545736	11.986312	3.82%	0	2005
	10.588669	11.545736	9.04%	0	2004
	10.000000	10.588669	5.89%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	13.045968	8.527595	-34.63%	0	2008
	14.546074	13.045968	-10.31%	0	2007
	12.869879	14.546074	13.02%	0	2006
	12.957733	12.869879	-0.68%	0	2005
	11.465132	12.957733	13.02%	0	2004
	10.000000	11.465132	14.65%	0	2003*

126

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	12.912454	8.421901	-34.78%	0	2008
	14.449154	12.912454	-10.64%	0	2007
	12.805624	14.449154	12.83%	0	2006
	12.929622	12.805624	-0.96%	0	2005
	11.469816	12.929622	12.73%	0	2004
	10.000000	11.469816	14.70%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	14.518432	8.645640	-40.45%	0	2008
	14.756985	14.518432	-1.62%	0	2007
	13.668970	14.756985	7.96%	0	2006
	12.629439	13.668970	8.23%	0	2005
	11.012767	12.629439	14.68%	0	2004
	10.000000	11.012767	10.13%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	14.363254	8.530334	-40.61%	0	2008
	14.633296	14.363254	-1.85%	0	2007
	13.589145	14.633296	7.68%	0	2006
	12.590579	13.589145	7.93%	0	2005
	11.000924	12.590579	14.45%	0	2004
	10.000000	11.000924	10.01%	0	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	10.913529	6.139095	-43.75%	0	2008
	10.500398	10.913529	3.93%	0	2007
	10.000000	10.500398	5.00%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.699875	-3.00%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.494413	-45.06%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.789553	6.695218	-47.65%	0	2008
	11.660644	12.789553	9.68%	0	2007
	11.237948	11.660644	3.76%	0	2006
	11.121612	11.237948	1.05%	0	2005
	10.826593	11.121612	2.72%	0	2004
	10.000000	10.826593	8.27%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	14.560663	8.389572	-42.38%	0	2008
	14.214481	14.560663	2.44%	0	2007
	12.534238	14.214481	13.41%	0	2006
	11.376401	12.534238	10.18%	0	2005
	10.000000	11.376401	13.76%	0	2004*

127

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.428504	8.292202	-42.53%	0	2008
	14.122532	14.428504	2.17%	0	2007
	12.483858	14.122532	13.13%	0	2006
	11.359547	12.483858	9.90%	0	2005
	10.000000	11.359547	13.60%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	16.713305	9.630801	-42.38%	0	2008
	16.318782	16.713305	2.42%	0	2007
	14.389359	16.318782	13.41%	0	2006
	13.063564	14.389359	10.15%	0	2005
	11.377837	13.063564	14.82%	0	2004
	10.000000	11.377837	13.78%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	16.550152	9.514080	-42.51%	0	2008
	16.195735	16.550152	2.19%	0	2007
	14.320836	16.195735	13.09%	0	2006
	13.029617	14.320836	9.91%	0	2005
	11.375481	13.029617	14.54%	0	2004
	10.000000	11.375481	13.75%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.423791	1.916327	-79.67%	0	2008
	10.000000	9.423791	-5.76%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	10.939595	2.247666	-79.45%	0	2008
	11.367895	10.939595	-3.77%	0	2007
	10.781335	11.367895	5.44%	0	2006
	10.935632	10.781335	-1.41%	0	2005
	10.415879	10.935632	4.99%	0	2004
	10.000000	10.415879	4.16%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.855694	7.601438	-40.87%	0	2008
	12.813455	12.855694	0.33%	0	2007
	11.587314	12.813455	10.58%	0	2006
	11.372080	11.587314	1.89%	0	2005
	10.813798	11.372080	5.16%	0	2004
	10.000000	10.813798	8.14%	0	2003*

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	14.321886	8.578157	-40.10%	0	2008
	15.049657	14.321886	-4.84%	0	2007
	13.581279	15.049657	10.81%	0	2006
	12.821982	13.581279	5.92%	0	2005
	11.143401	12.821982	15.06%	0	2004
	10.000000	11.143401	11.43%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.336317	5.576358	-40.27%	0	2008
	9.828875	9.336317	-5.01%	0	2007
	10.000000	9.828875	-1.71%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	11.575303	9.537177	-17.61%	0	2008
	10.968411	11.575303	5.53%	0	2007
	10.614905	10.968411	3.33%	0	2006
	10.749440	10.614905	-1.25%	0	2005
	10.288844	10.749440	4.48%	0	2004
	10.000000	10.288844	2.89%	0	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	12.077982	7.133274	-40.94%	0	2008
	13.344084	12.077982	-9.49%	0	2007
	11.947150	13.344084	11.69%	0	2006
	11.782359	11.947150	1.40%	0	2005
	11.005673	11.782359	7.06%	0	2004
	10.000000	11.005673	10.06%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.397758	9.394428	-46.00%	0	2008
	16.666060	17.397758	4.39%	0	2007
	13.541716	16.666060	23.07%	0	2006
	12.525374	13.541716	8.11%	0	2005
	11.187749	12.525374	11.96%	0	2004
	10.000000	11.187749	11.88%	0	2003*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	13.743263	8.028737	-41.58%	0	2008
	16.346345	13.743263	-15.92%	0	2007
	14.462544	16.346345	13.03%	0	2006
	14.022586	14.462544	3.14%	0	2005
	11.530757	14.022586	21.61%	0	2004
	10.000000	11.530757	15.31%	0	2003*

129

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.192653	6.790000	-39.34%	0	2008
	11.011179	11.192653	1.65%	0	2007
	10.838103	11.011179	1.60%	0	2006
	10.641619	10.838103	1.85%	0	2005
	10.515496	10.641619	1.20%	0	2004
	10.000000	10.515498	5.15%	0	2003*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.152051	8.758719	-13.72%	0	2008
	10.016048	10.152051	1.36%	0	2007
	10.037002	10.016048	-0.21%	0	2006
	10.021906	10.037002	0.15%	0	2005
	9.994478	10.021906	0.27%	0	2004
	10.000000	9.994478	-0.06%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	16.557999	9.880818	-40.33%	0	2008
	20.778128	16.557999	-20.31%	0	2007
	15.662453	20.778128	32.66%	0	2006
	13.921792	15.662453	12.50%	0	2005
	10.618554	13.921792	31.11%	0	2004
	10.000000	10.618554	6.19%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	12.585032	6.169487	-50.98%	0	2008
	11.200210	12.585032	12.36%	0	2007
	11.326123	11.200210	-1.11%	0	2006
	10.919778	11.326123	3.72%	0	2005
	10.614066	10.919778	2.88%	0	2004
	10.000000	10.614066	6.14%	0	2003*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	12.993046	8.036144	-38.15%	0	2008
	13.809573	12.993046	-5.91%	0	2007
	12.349679	13.809573	11.82%	0	2006
	12.310194	12.349679	0.32%	0	2005
	10.880171	12.310194	13.14%	0	2004
	10.000000	10.880171	8.80%	0	2003*

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

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Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $ 5 ,000; if the contract owner is age 50 or older, the annual premium cannot exceed $ 6 ,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan ; however, the amount rolled over from the IRA or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's Roth IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

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Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount s contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

133

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	made for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment s made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the

134

expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the greater of (a) your account value immediately before the distribution (b) your Guaranteed Lifetime Amount immediately before the distribution, or (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code , an annuity contract may be exchange d tax-free for another annuity, provided that the oblige e (the person to whom the annuity obligation is owed) is the same for both contracts .   If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if,

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for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

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•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the

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distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

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(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.   Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction. These variations are subject to change without notice and additional variations may be imposed as required by specific states.

Hawaii - Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Maryland – The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

Massachusetts   – Subsequent payments, if any, after the initial purchase payment must be made within three years of the initial Purchase payment.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the “Additional Withdrawal Without Charge and Disability Waiver” is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Hardship Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The 10 Year and Disability Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

Minnesota - The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” for more information.

New Jersey - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

New York   - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector Option” for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Death Benefit Options” for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” for more information.

The waiver of CDSC attributable to disability under the “Additional Withdrawal Without Charge and Disability Waiver” is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Hardship Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector Option” earlier in the prospectus for more information.

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Oregon - The 10 Year and Disability Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in the prospectus for more information.

Subsequent payments are not allowable under the contract.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

The Hardship Waiver of CDSC is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Reduced Purchase Payment Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Reduced Purchase Payment Option” earlier in this prospectus for more information.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” for more information.

Vermont - Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Washington - The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection” Beneficiary Protector Option” for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” for more information.

Subsequent payments, if any, after the initial purchase payment may only be made until the annuitant is 63 years of age.   After age 63, subsequent Purchase Payments will not be accepted.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The Beneficiary must notify Nationwide of an election to receive the death benefit within 1 year of the annuitant’s death. See “Death Benefits” earlier in this prospectus for more information.

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STATEMENT OF ADDITIONAL INFORMATION
May 1, 2009

Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account–7

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2009 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account–7 (formerly, Nationwide Fidelity Advisor Variable Account) is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 135 billion as of December 31, 2008 .

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0. 75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2008 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the   Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2008 , 2007 , 2006 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following funds were added to the variable account effective May 1, 2009, therefore; no Condensed Financial Information is available:

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund - Class III
Nationwide Variable Insurance Trust (“NVIT”)
•	AllianceBernstein NVIT Global Fixed Income Fund-Class III
•	American Century NVIT Multi Cap Value Fund-Class II
•	Gartmore NVIT Worldwide Leaders Fund-Class VI
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II
•	Oppenheimer NVIT Large Cap Growth Fund-Class II
•	Templeton NVIT International Value Fund-Class III
PIMCO Variable Insurance Trust
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Low Duration Portfolio: Advisor Class
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Wells Fargo Advantage Funds® Variable Trust
•	VT Small Cap Growth Fund
No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.419667	6.392984	-52.36%	151,453	2008
	13.366777	13.419667	0.40%	194,806	2007
	11.948365	13.366777	11.87%	246,205	2006
	11.441597	11.948365	4.43%	296,619	2005
	10.421736	11.441597	9.79%	335,515	2004
	7.893653	10.421736	32.03%	298,260	2003
	10.000000	7.893653	-21.06%	212,275	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.929034	7.347335	-43.17%	22,171	2008
	11.682963	12.929034	10.67%	29,968	2007
	11.120996	11.682963	5.05%	32,828	2006
	10.340342	11.120996	7.55%	37,383	2005
	9.817774	10.340342	5.32%	33,757	2004
	7.672753	9.817774	27.96%	32,179	2003
	10.000000	7.672753	-23.27%	14,463	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.433558	8.622634	-47.53%	1,587	2008
	14.968742	16.433558	9.79%	1,657	2007
	12.969363	14.968742	15.42%	1,632	2006
	11.945960	12.969363	8.57%	1,053	2005
	10.442033	11.945960	14.40%	1,045	2004
	7.788335	10.442033	34.07%	1,010	2003
	10.000000	7.788335	-22.12%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	15.116822	7.916466	-47.63%	9,084	2008
	13.806271	15.116822	9.49%	9,291	2007
	11.989304	13.806271	15.15%	8,619	2006
	11.077520	11.989304	8.23%	4,628	2005
	10.000000	11.077520	10.78%	2,838	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.614729	8.036678	-30.81%	19,849	2008
	10.846373	11.614729	7.08%	24,283	2007
	10.000000	10.846373	8.46%	25,981	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.570885	7.985772	-30.98%	24,344	2008
	10.829258	11.570885	6.85%	32,562	2007
	10.000000	10.829258	8.29%	39,136	2006*

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	22.302281	13.133381	-41.11%	10,143	2008
	19.674838	22.302281	13.35%	14,195	2007
	15.532428	19.674838	26.67%	31,715	2006
	13.322530	15.532428	16.59%	39,656	2005
	10.872930	13.322530	22.53%	50,095	2004
	8.536008	10.872930	27.38%	50,613	2003
	10.000000	8.536008	-14.64%	42,473	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.582254	11.032359	-29.20%	19,299	2008
	14.361144	15.582254	8.50%	19,733	2007
	13.033296	14.361144	10.19%	20,562	2006
	12.226742	13.033296	6.60%	21,659	2005
	10.845384	12.226742	12.74%	19,080	2004
	8.600253	10.845384	26.11%	14,261	2003
	10.000000	8.600253	-14.00%	4,556	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.502070	8.518751	-41.26%	72,703	2008
	13.963274	14.502070	3.86%	99,420	2007
	12.050226	13.963274	15.88%	111,801	2006
	11.630926	12.050226	3.61%	143,983	2005
	10.557705	11.630926	10.17%	159,552	2004
	8.063673	10.557705	30.93%	141,853	2003
	10.000000	8.063673	-19.36%	53,878	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.876347	12.436431	-53.73%	37,979	2008
	25.700831	26.876347	4.57%	52,545	2007
	19.202846	25.700831	33.84%	76,926	2006
	16.637896	19.202846	15.42%	101,552	2005
	13.449768	16.637896	23.70%	121,066	2004
	9.432937	13.449768	42.58%	127,258	2003
	10.000000	9.432937	-5.67%	59,648	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.294106	7.328126	-40.39%	49,685	2008
	10.925274	12.294106	12.53%	53,884	2007
	11.100924	10.925274	-1.58%	62,972	2006
	9.758629	11.100924	13.75%	80,998	2005
	9.093369	9.758629	7.32%	80,291	2004
	7.441659	9.093369	22.20%	87,983	2003
	10.000000	7.441659	-25.58%	33,018	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.944104	11.419896	-36.36%	91,218	2008
	17.844547	17.944104	0.56%	106,150	2007
	15.774935	17.844547	13.12%	151,266	2006
	14.935414	15.774935	5.62%	183,543	2005
	12.663214	14.935414	17.94%	188,363	2004
	9.074030	12.663214	39.55%	170,489	2003
	10.000000	9.074030	-9.26%	103,116	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	16.023269	10.964580	-31.57%	14,563	2008
	16.284424	16.023269	-1.60%	15,987	2007
	14.369405	16.284424	13.33%	19,180	2006
	13.528311	14.369405	6.22%	19,904	2005
	11.205694	13.528311	20.73%	19,331	2004
	8.210980	11.205694	36.47%	13,122	2003
	10.000000	8.210980	-17.89%	1,892	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.393968	8.050073	-35.05%	5,647	2008
	11.609628	12.393968	6.76%	9,220	2007
	10.733160	11.609628	8.17%	11,965	2006
	10.457710	10.733160	2.63%	12,798	2005
	9.940634	10.457710	5.20%	12,612	2004
	7.964781	9.940634	24.81%	3,920	2003
	10.000000	7.964781	-20.35%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.612382	9.097737	-37.74%	34,684	2008
	14.016677	14.612382	4.25%	40,161	2007
	12.251936	14.016677	14.40%	52,038	2006
	11.814824	12.251936	3.70%	61,796	2005
	10.780980	11.814824	9.59%	59,545	2004
	8.479269	10.780980	27.15%	45,367	2003
	10.000000	8.479269	-15.21%	13,566	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.316126	10.129613	-37.92%	70,027	2008
	15.690301	16.316126	3.99%	84,051	2007
	13.749606	15.690301	14.11%	88,385	2006
	13.291809	13.749606	3.44%	97,892	2005
	12.160415	13.291809	9.30%	88,725	2004
	10.000000	12.160415	21.60%	40,450	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.830346	7.738343	-34.59%	40,139	2008
	13.251350	11.830346	-10.72%	46,158	2007
	11.484873	13.251350	15.38%	47,814	2006
	11.066195	11.484873	3.78%	46,916	2005
	10.202945	11.066195	8.46%	45,863	2004
	8.090513	10.202945	26.11%	38,083	2003
	10.000000	8.090513	-19.09%	6,748	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.336768	9.290933	-30.34%	35,678	2008
	12.281281	13.336768	8.59%	46,245	2007
	10.708715	12.281281	14.68%	49,882	2006
	10.630920	10.708715	0.73%	54,315	2005
	10.020448	10.630920	6.09%	58,888	2004
	8.166548	10.020448	22.70%	50,006	2003
	10.000000	8.166548	-18.33%	2,426	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.867763	10.883576	-26.80%	114,570	2008
	14.547732	14.867763	2.20%	140,536	2007
	13.283201	14.547732	9.52%	134,925	2006
	13.112408	13.283201	1.30%	149,138	2005
	12.017175	13.112408	9.11%	170,112	2004
	9.961494	12.017175	20.64%	167,604	2003
	10.000000	9.961494	-0.39%	70,881	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.800192	8.494413	-46.24%	3,905	2008
	14.562409	15.800192	8.50%	3,905	2007
	12.365783	14.562409	17.76%	3,965	2006
	11.445133	12.365783	8.04%	3,965	2005
	10.130146	11.445133	12.98%	4,509	2004
	7.756433	10.130146	30.60%	2,381	2003
	10.000000	7.756433	-22.44%	651	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	18.067649	10.111873	-44.03%	10,555	2008
	15.456728	18.067649	16.89%	8,313	2007
	14.417821	15.456728	7.21%	11,428	2006
	12.915122	14.417821	11.64%	12,365	2005
	11.295865	12.915122	14.33%	13,692	2004
	8.141255	11.295865	38.75%	9,489	2003
	10.000000	8.141255	-18.59%	5,980	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.191151	11.195302	-8.17%	63,602	2008
	11.679918	12.191151	4.38%	77,206	2007
	11.321336	11.679918	3.17%	66,481	2006
	11.283229	11.321336	0.34%	67,837	2005
	10.993486	11.283229	2.64%	68,795	2004
	10.606178	10.993486	3.65%	45,858	2003
	10.000000	10.606178	6.06%	8,080	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.162159	11.136757	-8.43%	135,334	2008
	11.679120	12.162159	4.14%	167,850	2007
	11.346099	11.679120	2.94%	195,547	2006
	11.342662	11.346099	0.03%	224,470	2005
	11.083492	11.342662	2.34%	237,601	2004
	10.714121	11.083492	3.45%	227,751	2003
	10.000000	10.714121	7.14%	66,940	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.649260	6.405486	-49.36%	5,391	2008
	10.867980	12.649260	16.39%	5,103	2007
	10.119554	10.867980	7.40%	4,214	2006
	9.461442	10.119554	6.96%	9,863	2005
	8.665897	9.461442	9.18%	8,964	2004
	6.705285	8.665897	29.24%	16,072	2003
	9.189889	6.705285	-27.04%	19,446	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.412207	6.281889	-49.39%	46,268	2008
	10.681977	12.412207	16.20%	38,522	2007
	9.958447	10.681977	7.27%	40,665	2006
	9.331368	9.958447	6.72%	50,876	2005
	8.567408	9.331368	8.92%	60,641	2004
	6.638994	8.567408	29.05%	56,386	2003
	9.134111	6.638994	-27.32%	41,461	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	15.120808	10.660610	-29.50%	87,248	2008
	13.234098	15.120808	14.26%	110,970	2007
	12.459223	13.234098	6.22%	151,347	2006
	12.102993	12.459223	2.94%	263,749	2005
	11.597568	12.102993	4.36%	332,580	2004
	9.930554	11.597568	16.79%	357,763	2003
	10.999576	9.930554	-9.72%	383,580	2002
	11.597944	10.999576	-5.16%	449,491	2001
	12.204056	11.597944	-4.97%	476,404	2000
	11.098876	12.204056	9.96%	421,418	1999

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	12.227478	8.610314	-29.58%	55,215	2008
	10.718860	12.227478	14.07%	65,693	2007
	10.100610	10.718860	6.12%	62,485	2006
	9.825739	10.100610	2.80%	70,708	2005
	9.431645	9.825739	4.18%	89,530	2004
	8.092651	9.431645	16.55%	97,002	2003
	8.981185	8.092651	-9.89%	97,225	2002
	9.483513	8.981185	-5.30%	104,929	2001
	10.000000	9.483513	-5.16%	49,274	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	13.982048	8.880327	-36.49%	69,006	2008
	11.875443	13.982048	17.74%	86,538	2007
	11.220533	11.875443	5.84%	115,854	2006
	10.914085	11.220533	2.81%	160,692	2005
	10.409481	10.914085	4.85%	194,948	2004
	8.533857	10.409481	21.98%	219,814	2003
	10.200998	8.533857	-16.34%	236,969	2002
	11.135469	10.200998	-8.39%	124,889	2001
	12.862419	11.135469	-13.43%	329,372	2000
	11.278688	12.862419	14.04%	227,213	1999

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.802711	6.854201	-36.55%	37,592	2008
	9.196192	10.802711	17.47%	61,574	2007
	8.699189	9.196192	5.71%	48,474	2006
	8.480063	8.699189	2.58%	50,366	2005
	8.105040	8.480063	4.63%	56,099	2004
	6.651197	8.105040	21.86%	70,196	2003
	7.977579	6.651197	-16.63%	100,130	2002
	8.717055	7.977579	-8.48%	118,590	2001
	10.000000	8.717055	-12.83%	93,322	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	14.823977	9.687491	-34.65%	228,580	2008
	13.743893	14.823977	7.86%	333,104	2007
	12.428712	13.743893	10.58%	390,536	2006
	11.881112	12.428712	4.61%	593,900	2005
	11.378129	11.881112	4.42%	727,478	2004
	9.774081	11.378129	16.41%	801,137	2003
	10.814571	9.774081	-9.62%	865,147	2002
	11.110424	10.814571	-2.66%	1,011,363	2001
	11.730743	11.110424	-5.29%	1,066,957	2000
	11.340963	11.730743	3.44%	1,089,824	1999

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.684095	8.273288	-34.77%	87,863	2008
	11.779311	12.684095	7.68%	135,397	2007
	10.665568	11.779311	10.44%	139,832	2006
	10.203676	10.665568	4.53%	141,068	2005
	9.797323	10.203676	4.15%	178,378	2004
	8.424432	9.797323	16.30%	207,810	2003
	9.339561	8.424432	-9.80%	191,788	2002
	9.609431	9.339561	-2.81%	191,331	2001
	10.000000	9.609431	-3.91%	88,470	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	23.994623	13.638583	-43.16%	512,239	2008
	20.616452	23.994623	16.39%	660,177	2007
	18.651966	20.616452	10.53%	934,497	2006
	16.115293	18.651966	15.74%	1,292,805	2005
	14.106032	16.115293	14.24%	1,452,373	2004
	11.095380	14.106032	27.13%	1,552,589	2003
	12.367450	11.095380	-10.29%	1,683,310	2002
	14.248052	12.367450	-13.20%	1,921,813	2001
	15.419403	14.248052	-7.60%	2,102,464	2000
	12.539357	15.419403	22.97%	1,621,378	1999

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	15.412662	8.748834	-43.24%	649,774	2008
	13.265901	15.412662	16.18%	834,813	2007
	12.018823	13.265901	10.38%	831,441	2006
	10.402126	12.018823	15.54%	856,857	2005
	9.119450	10.402126	14.07%	867,490	2004
	7.181855	9.119450	26.98%	846,994	2003
	8.021141	7.181855	-10.46%	656,770	2002
	9.252181	8.021141	-13.31%	631,501	2001
	10.000000	9.252181	-7.48%	337,266	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	10.110334	5.889554	-41.75%	32,262	2008
	9.546663	10.110334	5.90%	36,572	2007
	8.454825	9.546663	12.91%	47,617	2006
	7.055437	8.454825	19.83%	46,647	2005
	7.033439	7.055437	0.31%	54,042	2004
	5.672624	7.033439	23.99%	77,705	2003
	6.173069	5.672624	-8.11%	86,384	2002
	8.729886	6.173069	-29.29%	93,306	2001
	10.000000	8.729886	-12.70%	39,432	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.994478	5.806254	-41.91%	71,380	2008
	9.454587	9.994478	5.71%	88,537	2007
	8.386446	9.454587	12.74%	79,659	2006
	7.016003	8.386446	19.53%	89,303	2005
	6.993633	7.016003	0.32%	99,179	2004
	5.652536	6.993633	23.73%	101,166	2003
	6.173063	5.652536	-8.43%	104,738	2002
	8.729884	6.173063	-29.29%	102,698	2001
	10.000000	8.729884	-12.70%	9,002	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	16.720156	9.488733	-43.25%	492,383	2008
	16.645426	16.720156	0.45%	623,959	2007
	13.994543	16.645426	18.94%	838,535	2006
	13.359203	13.994543	4.76%	1,165,130	2005
	12.109002	13.359203	10.32%	1,354,269	2004
	9.388005	12.109002	28.98%	1,429,082	2003
	11.419115	9.388005	-17.79%	1,504,505	2002
	12.147445	11.419115	-6.00%	1,801,287	2001
	11.322947	12.147445	7.28%	1,853,302	2000
	10.758604	11.322947	5.25%	1,764,738	1999

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.810452	8.389172	-43.36%	569,204	2008
	14.765380	14.810452	0.31%	656,471	2007
	12.429524	14.765380	18.79%	734,327	2006
	11.886287	12.429524	4.57%	786,437	2005
	10.788373	11.886287	10.18%	871,665	2004
	8.376451	10.788373	28.79%	850,853	2003
	10.207668	8.376451	-17.94%	712,785	2002
	10.874421	10.207668	-6.13%	581,991	2001
	10.000000	10.874421	8.74%	183,999	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	16.135980	9.305806	-42.33%	351,644	2008
	14.545949	16.135980	10.93%	436,009	2007
	12.994400	14.545949	11.94%	590,158	2006
	12.200303	12.994400	6.51%	901,347	2005
	11.647192	12.200303	4.75%	1,122,362	2004
	9.513687	11.647192	22.43%	1,281,552	2003
	11.529603	9.513687	-17.48%	1,491,640	2002
	12.771052	11.529603	-9.72%	1,800,094	2001
	13.387303	12.771052	-4.60%	2,032,468	2000
	12.392371	13.387303	8.03%	1,715,998	1999

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.282570	7.068523	-42.45%	186,480	2008
	11.086398	12.282570	10.79%	268,753	2007
	9.917472	11.086398	11.79%	252,838	2006
	9.322472	9.917472	6.38%	302,865	2005
	8.919227	9.322472	4.52%	359,222	2004
	7.294561	8.919227	22.27%	422,575	2003
	8.856439	7.294561	-17.64%	362,580	2002
	9.827003	8.856439	-9.88%	395,692	2001
	10.000000	9.827003	-1.73%	192,591	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	12.363241	5.503102	-55.49%	551,029	2008
	10.144787	12.363241	21.87%	703,595	2007
	9.726205	10.144787	4.30%	981,152	2006
	9.019901	9.726205	7.83%	1,486,300	2005
	8.505927	9.019901	6.04%	1,863,950	2004
	6.622963	8.505927	28.43%	2,197,930	2003
	8.563313	6.622963	-22.66%	2,497,444	2002
	10.104959	8.563313	-15.26%	3,222,422	2001
	12.317183	10.104959	-17.96%	3,980,107	2000
	11.936099	12.317183	3.19%	3,968,982	1999

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	10.288693	4.571902	-55.56%	107,928	2008
	8.451892	10.288693	21.73%	147,046	2007
	8.117244	8.451892	4.12%	144,480	2006
	7.540598	8.117244	7.65%	163,854	2005
	7.122160	7.540598	5.88%	227,287	2004
	5.556547	7.122160	28.18%	263,411	2003
	7.192853	5.556547	-22.75%	305,166	2002
	8.507865	7.192853	-15.46%	349,911	2001
	10.000000	8.507865	-14.92%	281,271	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	16.747197	8.752739	-47.74%	515,417	2008
	13.327515	16.747197	25.66%	648,958	2007
	12.606342	13.327515	5.72%	900,240	2006
	12.043664	12.606342	4.67%	1,392,430	2005
	11.774891	12.043664	2.28%	1,722,252	2004
	8.952843	11.774891	31.52%	1,985,368	2003
	12.949436	8.952843	-30.86%	2,256,555	2002
	15.891422	12.949436	-18.51%	2,890,947	2001
	18.039523	15.891422	-11.91%	3,221,910	2000
	13.265992	18.039523	35.98%	2,302,553	1999

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.837119	4.612133	-47.81%	591,839	2008
	7.044335	8.837119	25.45%	834,003	2007
	6.673130	7.044335	5.56%	843,820	2006
	6.385591	6.673130	4.50%	1,045,695	2005
	6.251628	6.385591	2.14%	1,266,240	2004
	4.761956	6.251628	31.28%	1,425,145	2003
	6.897293	4.761956	-30.96%	1,437,002	2002
	8.478714	6.897293	-18.65%	1,448,978	2001
	10.000000	8.478714	-15.21%	805,756	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.504908	7.797205	-25.78%	298,047	2008
	10.331749	10.504908	1.68%	400,424	2007
	9.381882	10.331749	10.12%	549,557	2006
	9.238518	9.381882	1.55%	930,518	2005
	8.520424	9.238518	8.43%	1,237,967	2004
	6.774892	8.520424	25.76%	1,465,973	2003
	6.601032	6.774892	2.63%	1,536,275	2002
	7.564599	6.601032	-12.74%	1,901,773	2001
	9.868246	7.564599	-23.34%	2,111,782	2000
	9.218542	9.868246	7.05%	2,215,561	1999

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.057436	8.198818	-25.85%	199,810	2008
	10.887295	11.057436	1.56%	225,645	2007
	9.899993	10.887295	9.97%	305,679	2006
	9.768796	9.899993	1.34%	324,629	2005
	9.016435	9.768796	8.34%	349,998	2004
	7.181521	9.016435	25.55%	345,680	2003
	7.018847	7.181521	2.32%	260,620	2002
	8.046605	7.018847	-12.77%	243,817	2001
	10.000000	8.046605	-19.53%	104,095	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.832015	7.286115	-25.89%	39,234	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.832015	7.286115	-25.89%	39,234	2008
	10.000000	9.832015	-1.68%	48,421	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	15.198970	9.484550	-37.60%	750,481	2008
	14.553901	15.198970	4.43%	922,127	2007
	12.696132	14.553901	14.63%	1,129,824	2006
	12.227709	12.696132	3.83%	1,548,199	2005
	11.160330	12.227709	9.56%	1,861,314	2004
	8.774550	11.160330	27.19%	2,024,666	2003
	11.393756	8.774550	-22.99%	2,290,203	2002
	13.087430	11.393756	-12.94%	3,565,690	2001
	14.567662	13.087430	-10.16%	3,792,958	2000
	12.204206	14.567662	19.37%	3,136,858	1999

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.800825	15.142153	-4.17%	362,007	2008
	15.288575	15.800825	3.35%	435,210	2007
	14.791523	15.288575	3.36%	533,999	2006
	14.612721	14.791523	1.22%	873,622	2005
	14.123617	14.612721	3.46%	1,040,242	2004
	13.553721	14.123617	4.20%	1,235,795	2003
	12.401055	13.553721	9.29%	1,500,734	2002
	11.543603	12.401055	7.43%	1,516,238	2001
	10.478118	11.543603	10.17%	1,198,221	2000
	10.690813	10.478118	-1.99%	1,080,565	1999

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	41.907166	25.109155	-40.08%	147,761	2008
	36.637278	41.907166	14.38%	192,235	2007
	32.851594	36.637278	11.52%	258,138	2006
	28.058024	32.851594	17.08%	371,218	2005
	22.702985	28.058024	23.59%	404,129	2004
	16.546164	22.702985	37.21%	406,719	2003
	18.539590	16.546164	-10.75%	440,069	2002
	19.369905	18.539590	-4.29%	523,019	2001
	14.643713	19.369905	32.27%	559,878	2000
	10.000000	14.643713	46.44%	109,979	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.933598	14.316820	-40.18%	447,847	2008
	20.950870	23.933598	14.24%	572,625	2007
	18.817342	20.950870	11.34%	586,921	2006
	16.097219	18.817342	16.90%	654,793	2005
	13.037094	16.097219	23.47%	683,124	2004
	9.520360	13.037094	36.94%	648,693	2003
	10.682634	9.520360	-10.88%	529,772	2002
	11.178625	10.682634	-4.44%	471,930	2001
	10.000000	11.178625	11.79%	229,188	2000*

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.144676	13.414096	2.05%	261,731	2008
	12.617804	13.144676	4.18%	237,432	2007
	12.144529	12.617804	3.90%	309,593	2006
	11.898561	12.144529	2.07%	456,269	2005
	11.869460	11.898561	0.25%	501,943	2004
	11.864802	11.869460	0.04%	691,331	2003
	11.779111	11.864802	0.73%	1,038,673	2002
	11.418931	11.779111	3.15%	1,292,542	2001
	10.841227	11.418931	5.33%	667,253	2000
	10.407380	10.841227	4.17%	1,012,021	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	18.757073	10.429094	-44.40%	145,454	2008
	16.157718	18.757073	16.09%	226,876	2007
	13.830162	16.157718	16.83%	309,179	2006
	11.735924	13.830162	17.84%	401,941	2005
	10.440294	11.735924	12.41%	495,754	2004
	7.360327	10.440294	41.85%	670,769	2003
	9.328759	7.360327	-21.10%	723,911	2002
	11.963781	9.328759	-22.02%	864,679	2001
	14.938906	11.963781	-19.92%	996,007	2000
	10.586638	14.938906	41.11%	656,721	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	13.077072	7.258691	-44.49%	149,828	2008
	11.279661	13.077072	15.93%	207,045	2007
	9.669103	11.279661	16.66%	199,202	2006
	8.218017	9.669103	17.66%	227,844	2005
	7.321997	8.218017	12.24%	245,677	2004
	5.168011	7.321997	41.68%	341,042	2003
	6.559449	5.168011	-21.21%	300,831	2002
	8.400493	6.559449	-21.92%	291,800	2001
	10.000000	8.400493	-16.00%	171,876	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.604506	9.774227	-44.48%	99,816	2008
	15.183864	17.604506	15.94%	132,166	2007
	13.011372	15.183864	16.70%	108,433	2006
	11.062514	13.011372	17.62%	121,104	2005
	10.000000	11.062514	10.63%	92,336	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.707294	9.843130	-44.41%	32,372	2008
	15.251016	17.707294	16.11%	42,949	2007
	13.053761	15.251016	16.83%	42,428	2006
	11.081467	13.053761	17.80%	52,818	2005
	10.000000	11.081467	10.81%	54,398	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.799636	7.308412	-47.04%	18,663	2008
	13.660429	13.799636	1.02%	22,690	2007
	12.038700	13.660429	13.47%	24,676	2006
	11.456949	12.038700	5.08%	40,674	2005
	10.413792	11.456949	10.02%	41,130	2004
	7.841551	10.413792	32.80%	29,650	2003
	9.398824	7.841551	-16.57%	35,813	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.663746	7.226735	-47.11%	13,091	2008
	13.543522	13.663746	0.89%	16,161	2007
	11.951119	13.543522	13.32%	16,771	2006
	11.400022	11.951119	4.83%	17,572	2005
	10.375517	11.400022	9.87%	20,138	2004
	7.831908	10.375517	32.48%	21,687	2003
	9.398827	7.831908	-16.67%	27,871	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	17.124581	8.281396	-51.64%	4,944	2008
	16.372880	17.124581	4.59%	5,187	2007
	14.225356	16.372880	15.10%	5,792	2006
	14.003683	14.225356	1.58%	5,406	2005
	12.403097	14.003683	12.90%	5,453	2004
	7.935800	12.403097	56.29%	3,472	2003
	10.000000	7.935800	-20.64%	836	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	16.067871	7.752848	-51.75%	62,536	2008
	15.385653	16.067871	4.43%	75,039	2007
	13.389417	15.385653	14.91%	85,234	2006
	13.197226	13.389417	1.46%	99,801	2005
	11.704033	13.197226	12.76%	116,745	2004
	7.508854	11.704033	55.87%	102,971	2003
	10.000000	7.508854	-24.91%	17,344	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	14.066365	10.178756	-27.64%	41,643	2008
	14.553345	14.066365	-3.35%	53,895	2007
	12.511921	14.553345	16.32%	60,937	2006
	12.182959	12.511921	2.70%	55,688	2005
	11.056004	12.182959	10.19%	52,580	2004
	8.938194	11.056004	23.69%	32,732	2003
	10.000000	8.938194	-10.62%	4,999	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.613814	-33.86%	1,288	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	18.179137	10.761438	-40.80%	5,198	2008
	15.851673	18.179137	14.68%	7,088	2007
	13.150041	15.851673	20.54%	7,450	2006
	12.016903	13.150041	9.43%	7,516	2005
	10.205979	12.016903	17.74%	7,566	2004
	7.773388	10.205979	31.29%	6,962	2003
	10.000000	7.773388	-22.27%	612	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	18.021482	11.380939	-36.85%	1,822	2008
	17.143934	18.021482	5.12%	3,266	2007
	15.625226	17.143934	9.72%	6,945	2006
	14.222666	15.625226	9.86%	6,531	2005
	12.224157	14.222666	16.35%	6,322	2004
	10.000000	12.224157	22.24%	154	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.879496	7.415265	-37.58%	44,524	2008
	10.803041	11.879496	9.96%	62,681	2007
	10.163946	10.803041	6.29%	68,194	2006
	9.845041	10.163946	3.24%	76,776	2005
	9.120027	9.845041	7.95%	85,737	2004
	7.509879	9.120027	21.44%	82,145	2003
	10.000000	7.509879	-24.90%	30,610	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.925111	5.238093	-52.05%	95,583	2008
	10.072625	10.925111	8.46%	111,473	2007
	9.940634	10.072625	1.33%	117,990	2006
	9.756927	9.940634	1.88%	125,959	2005
	8.612155	9.756927	13.29%	135,232	2004
	6.364703	8.612155	35.31%	130,466	2003
	10.000000	6.364703	-36.35%	34,169	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.861661	7.105735	-40.09%	39,102	2008
	11.712413	11.861661	1.27%	46,480	2007
	10.470560	11.712413	11.86%	54,998	2006
	10.064359	10.470560	4.04%	57,792	2005
	9.566855	10.064359	5.20%	71,616	2004
	7.238617	9.566855	32.16%	91,700	2003
	10.000000	7.238617	-27.61%	23,889	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	16.174050	10.774808	-33.38%	73,672	2008
	15.177499	16.174050	6.57%	92,168	2007
	12.715305	15.177499	19.36%	110,967	2006
	12.057193	12.715305	5.46%	85,653	2005
	10.601177	12.057193	13.73%	77,948	2004
	8.582392	10.601177	23.52%	79,939	2003
	10.000000	8.582392	-14.18%	28,869	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.478440	9.296230	-31.03%	496,504	2008
	12.731169	13.478440	5.87%	582,338	2007
	11.640052	12.731169	9.37%	638,997	2006
	11.299833	11.640052	3.01%	674,401	2005
	10.768742	11.299833	4.93%	716,198	2004
	9.269485	10.768742	16.17%	488,917	2003
	10.000000	9.269485	-7.31%	66,570	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.415128	5.576076	-46.46%	4,711	2008
	10.203977	10.415128	2.07%	429	2007
	10.000000	10.203977	2.04%	909	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.372410	8.620739	-40.02%	3,498	2008
	13.484384	14.372410	6.59%	3,703	2007
	11.972775	13.484384	12.63%	8,088	2006
	11.311637	11.972775	5.84%	7,841	2005
	10.000000	11.311637	13.12%	289	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	11.028289	7.670922	-30.44%	144,412	2008
	10.490389	11.028289	5.13%	112,627	2007
	10.000000	10.490389	4.90%	41,126	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.681685	9.535719	-10.73%	54,485	2008
	10.472392	10.681685	2.00%	45,697	2007
	10.000000	10.472392	4.72%	25,257	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.203617	7.417275	-39.22%	101,894	2008
	10.773700	12.203617	13.27%	96,410	2007
	10.000000	10.773700	7.74%	58,243	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.414370	6.307117	-44.74%	93,807	2008
	10.299018	11.414370	10.83%	93,099	2007
	10.000000	10.299018	2.99%	72,670	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.829384	6.030005	-38.65%	13,919	2008
	10.000000	9.829384	-1.71%	10,096	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.725142	8.350489	-28.78%	0	2008
	11.474698	11.725142	2.18%	0	2007
	10.474309	11.474698	9.55%	0	2006
	10.000000	10.474309	4.74%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	40.007826	16.671334	-58.33%	13,512	2008
	27.820890	40.007826	43.80%	18,795	2007
	20.604451	27.820890	35.02%	23,620	2006
	15.719356	20.604451	31.08%	28,141	2005
	13.177112	15.719356	19.29%	31,835	2004
	8.079066	13.177112	63.10%	31,827	2003
	10.000000	8.079066	-19.21%	15,965	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	30.131072	12.575486	-58.26%	71,135	2008
	20.915480	30.131072	44.06%	90,156	2007
	15.462873	20.915480	35.26%	79,804	2006
	11.782780	15.462873	31.23%	60,057	2005
	10.000000	11.782780	17.83%	4,916	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.472923	-45.27%	6,338	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.121475	-48.79%	1,867	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.139089	-38.61%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.137189	-38.63%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.372240	-36.28%	9	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.938247	-20.62%	2,767	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.214380	-27.86%	12,418	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.091244	-9.09%	6,987	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.573033	-24.27%	1,167	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.850462	-31.50%	9	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.319130	-16.81%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.882105	-1.18%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.860209	-1.40%	1,054	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.866034	-1.34%	324	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.488306	13.324525	6.70%	392,480	2008
	11.766442	12.488306	6.13%	381,826	2007
	11.494910	11.766442	2.36%	427,648	2006
	11.238101	11.494910	2.29%	518,897	2005
	10.987454	11.238101	2.28%	592,717	2004
	10.875303	10.987454	1.03%	690,746	2003
	10.000000	10.875303	8.75%	596,871	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.389492	11.532678	-6.92%	251,385	2008
	11.870213	12.389492	4.37%	351,850	2007
	11.287964	11.870213	5.16%	404,188	2006
	11.031157	11.287964	2.33%	435,872	2005
	10.641866	11.031157	3.66%	471,256	2004
	9.956698	10.641866	6.88%	550,631	2003
	10.000000	9.956698	-0.43%	137,387	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.333711	11.220142	-15.85%	347,086	2008
	12.717148	13.333711	4.85%	488,379	2007
	11.841418	12.717148	7.40%	568,477	2006
	11.441430	11.841418	3.50%	585,712	2005
	10.779465	11.441430	6.14%	632,524	2004
	9.571633	10.779465	12.62%	575,374	2003
	10.000000	9.571633	-4.28%	151,806	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.127045	10.747040	-23.93%	1,311,567	2008
	13.499293	14.127045	4.65%	1,518,650	2007
	12.238931	13.499293	10.30%	1,578,823	2006
	11.729170	12.238931	4.35%	1,638,911	2005
	10.810756	11.729170	8.50%	1,682,836	2004
	9.091432	10.810756	18.91%	1,409,070	2003
	10.000000	9.091432	-9.09%	358,573	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	15.256486	10.367778	-32.04%	694,426	2008
	14.511127	15.256486	5.14%	846,841	2007
	12.790155	14.511127	13.46%	952,077	2006
	12.059615	12.790155	6.06%	973,565	2005
	10.861771	12.059615	11.03%	926,404	2004
	8.658836	10.861771	25.44%	708,807	2003
	10.000000	8.658836	-13.41%	268,546	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.943260	9.973460	-37.44%	149,723	2008
	15.191829	15.943260	4.95%	154,507	2007
	13.123442	15.191829	15.76%	171,067	2006
	12.275351	13.123442	6.91%	170,428	2005
	10.868617	12.275351	12.94%	215,489	2004
	8.321058	10.868617	30.62%	179,568	2003
	10.000000	8.321058	-16.79%	15,641	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.357647	10.294265	-37.07%	18,732	2008
	15.354645	16.357647	6.53%	19,794	2007
	14.106476	15.354645	8.85%	21,029	2006
	12.704322	14.106476	11.04%	17,143	2005
	11.082638	12.704322	14.63%	14,925	2004
	8.309490	11.082638	33.37%	7,236	2003
	10.000000	8.309490	-16.91%	394	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.430272	9.687548	-37.22%	95,246	2008
	14.509470	15.430272	6.35%	106,035	2007
	13.347834	14.509470	8.70%	128,881	2006
	12.042686	13.347834	10.84%	146,433	2005
	10.526149	12.042686	14.41%	140,308	2004
	7.913023	10.526149	33.02%	102,847	2003
	10.000000	7.913023	-20.87%	36,004	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.900631	11.018815	1.08%	1,234,528	2008
	10.502407	10.900631	3.79%	791,161	2007
	10.143340	10.502407	3.54%	787,034	2006
	9.974241	10.143340	1.70%	653,561	2005
	9.988856	9.974241	-0.15%	510,271	2004
	10.021958	9.988856	-0.33%	511,003	2003
	10.000000	10.021958	0.22%	305,958	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.085420	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.883778	8.443208	-46.84%	3,430	2008
	15.580214	15.883778	1.95%	3,517	2007
	12.814398	15.580214	21.58%	3,589	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.726260	8.341015	-46.96%	66,653	2008
	15.460731	15.726260	1.72%	93,841	2007
	12.751487	15.460731	21.25%	73,491	2006
	11.514633	12.751487	10.74%	65,251	2005
	10.000000	11.514633	15.15%	45,012	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.320139	-36.80%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.308238	-36.92%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.230272	-37.70%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.714877	-32.85%	1,408	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.608381	6.676786	-47.04%	51,338	2008
	11.625508	12.608381	8.45%	59,527	2007
	11.396465	11.625508	2.01%	63,778	2006
	10.679382	11.396465	6.71%	89,422	2005
	9.527216	10.679382	12.09%	101,912	2004
	7.174725	9.527216	32.79%	93,612	2003
	10.000000	7.174725	-28.25%	42,457	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	15.166399	10.192192	-32.80%	1,371	2008
	16.446516	15.166399	-7.78%	5,126	2007
	14.155783	16.446516	16.18%	6,874	2006
	13.865110	14.155783	2.10%	3,964	2005
	11.933712	13.865110	16.18%	3,280	2004
	7.681010	11.933712	55.37%	392	2003
	10.000000	7.681010	-23.19%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.898601	9.319823	-32.94%	84,957	2008
	15.126092	13.898601	-8.12%	105,079	2007
	13.041148	15.126092	15.99%	113,183	2006
	12.809612	13.041148	1.81%	124,425	2005
	11.053722	12.809612	15.89%	139,425	2004
	7.133182	11.053722	54.96%	132,780	2003
	10.000000	7.133182	-28.67%	26,801	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.935470	10.368409	-38.78%	14,101	2008
	16.741828	16.935470	1.16%	15,305	2007
	15.085855	16.741828	10.98%	13,753	2006
	13.559942	15.085855	11.25%	11,979	2005
	11.502011	13.559942	17.89%	17,656	2004
	8.234836	11.502011	39.68%	14,834	2003
	10.000000	8.234836	-17.65%	5	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	17.162738	10.479414	-38.94%	57,187	2008
	17.006039	17.162738	0.92%	80,074	2007
	15.363206	17.006039	10.69%	90,552	2006
	13.847590	15.363206	10.94%	127,921	2005
	11.769600	13.847590	17.66%	128,013	2004
	8.450477	11.769600	39.28%	108,316	2003
	10.000000	8.450477	-15.50%	43,708	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.428524	6.609502	-42.17%	2,221	2008
	10.694568	11.428524	6.86%	1,302	2007
	10.000000	10.694568	6.95%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.880242	-1.20%	20,971	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.597553	-44.02%	763	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.216241	7.113163	-46.18%	211,951	2008
	11.719464	13.216241	12.77%	240,956	2007
	10.987544	11.719464	6.66%	256,422	2006
	10.578280	10.987544	3.87%	304,525	2005
	10.017023	10.578280	5.60%	286,219	2004
	7.738304	10.017023	29.45%	256,280	2003
	10.000000	7.738304	-22.62%	118,723	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	16.110628	9.543438	-40.76%	13,892	2008
	15.296548	16.110628	5.32%	11,997	2007
	13.121814	15.296548	16.57%	13,843	2006
	11.586130	13.121814	13.25%	5,673	2005
	10.000000	11.586130	15.86%	2,297	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.964464	9.432716	-40.91%	131,832	2008
	15.197654	15.964464	5.05%	157,475	2007
	13.069100	15.197654	16.29%	153,119	2006
	11.568978	13.069100	12.97%	138,800	2005
	10.000000	11.568978	15.69%	87,545	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	18.411161	10.907250	-40.76%	21,166	2008
	17.483880	18.411161	5.30%	23,159	2007
	14.997718	17.483880	16.58%	24,728	2006
	13.245945	14.997718	13.22%	24,752	2005
	11.222376	13.245945	18.03%	24,828	2004
	7.921861	11.222376	41.66%	22,637	2003
	10.000000	7.921861	-20.78%	2,198	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	18.180788	10.745123	-40.90%	67,205	2008
	17.303838	18.180788	5.07%	80,551	2007
	14.884807	17.303838	16.25%	95,002	2006
	13.174791	14.884807	12.98%	115,827	2005
	11.188859	13.174791	17.75%	134,980	2004
	7.907060	11.188859	41.50%	150,411	2003
	10.000000	7.907060	-20.93%	89,492	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.599559	2.007059	-79.09%	27,259	2008
	10.000000	9.599559	-4.00%	11,630	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.879847	2.932101	-78.88%	15,807	2008
	14.027947	13.879847	-1.06%	22,071	2007
	12.942531	14.027947	8.39%	32,875	2006
	12.770858	12.942531	1.34%	33,198	2005
	11.832385	12.770858	7.93%	31,051	2004
	9.636981	11.832385	22.78%	18,538	2003
	10.000000	9.636981	-3.63%	1,203	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.602458	8.268993	-39.21%	204,765	2008
	13.186200	13.602458	3.16%	236,619	2007
	11.600312	13.186200	13.67%	262,718	2006
	11.075463	11.600312	4.74%	287,820	2005
	10.244767	11.075463	8.11%	309,928	2004
	8.180309	10.244767	25.24%	254,296	2003
	10.000000	8.180309	-18.20%	108,393	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	17.166935	10.571273	-38.42%	16,136	2008
	17.544733	17.166935	-2.15%	17,210	2007
	15.402516	17.544733	13.91%	25,661	2006
	14.146394	15.402516	8.88%	23,708	2005
	11.959504	14.146394	18.29%	23,490	2004
	8.363751	11.959504	42.99%	17,280	2003
	10.000000	8.363751	-16.36%	2,953	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.777095	6.003779	-38.59%	9,538	2008
	10.010722	9.777095	-2.33%	10,608	2007
	10.000000	10.010722	0.11%	10,625	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	15.346048	12.998483	-15.30%	277,915	2008
	14.143082	15.346048	8.51%	300,101	2007
	13.315193	14.143082	6.22%	288,301	2006
	13.117366	13.315193	1.51%	310,872	2005
	12.213123	13.117366	7.40%	271,634	2004
	10.524358	12.213123	16.05%	242,952	2003
	10.000000	10.524358	5.24%	88,567	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.132828	9.188654	-39.28%	6,042	2008
	16.260721	15.132828	-6.94%	7,175	2007
	14.162819	16.260721	14.81%	10,818	2006
	13.587876	14.162819	4.23%	10,261	2005
	12.346322	13.587876	10.06%	8,491	2004
	10.000000	12.346322	23.46%	4,482	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.982504	9.983085	-44.48%	3,838	2008
	16.754107	17.982504	7.33%	2,055	2007
	13.243369	16.754107	26.51%	2,852	2006
	11.916494	13.243369	11.13%	4,358	2005
	10.353931	11.916494	15.09%	5,963	2004
	8.133021	10.353931	27.31%	5,158	2003
	10.000000	8.133021	-18.67%	745	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	15.315331	9.198656	-39.94%	5,411	2008
	17.716461	15.315331	-13.55%	4,888	2007
	15.248670	17.716461	16.18%	6,214	2006
	14.383134	15.248670	6.02%	7,151	2005
	11.505052	14.383134	25.02%	7,308	2004
	7.761822	11.505052	48.23%	6,414	2003
	10.000000	7.761822	-22.38%	3,348	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.094666	7.543334	-37.63%	11,364	2008
	11.572461	12.094666	4.51%	13,738	2007
	11.080846	11.572461	4.44%	14,708	2006
	10.584298	11.080846	4.69%	16,170	2005
	10.173795	10.584298	4.03%	18,561	2004
	8.223033	10.173795	23.72%	14,834	2003
	10.000000	8.223033	-17.77%	4,505	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.516253	10.214199	-11.31%	64,404	2008
	11.050657	11.516253	4.21%	64,187	2007
	10.772749	11.050657	2.58%	50,678	2006
	10.464138	10.772749	2.95%	61,689	2005
	10.151047	10.464138	3.08%	45,667	2004
	10.000000	10.151047	1.51%	6,129	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	22.316637	13.692491	-38.64%	30,633	2008
	27.236362	22.316637	-18.06%	39,891	2007
	19.973247	27.236362	36.36%	52,342	2006
	17.271148	19.973247	15.65%	45,396	2005
	12.814381	17.271148	34.78%	39,945	2004
	10.000000	12.814381	28.14%	11,188	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.672599	5.883153	-49.60%	45,903	2008
	10.103560	11.672599	15.53%	53,039	2007
	9.939319	10.103560	1.65%	54,904	2006
	9.322341	9.939319	6.62%	59,260	2005
	8.814401	9.322341	5.76%	62,580	2004
	7.005060	8.814401	25.83%	62,729	2003
	10.000000	7.005060	-29.95%	28,575	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.936612	8.862011	-36.41%	196,312	2008
	14.406434	13.936612	-3.26%	257,596	2007
	12.533288	14.406434	14.95%	275,958	2006
	12.153669	12.533288	3.12%	324,377	2005
	10.449205	12.153669	16.31%	305,277	2004
	8.067168	10.449205	29.53%	245,843	2003
	10.000000	8.067168	-19.33%	131,010	2002*

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.379925	6.370818	-52.39%	31,172	2008
	13.333960	13.379925	0.34%	37,677	2007
	11.925038	13.333960	11.81%	49,816	2006
	11.425007	11.925038	4.38%	111,320	2005
	10.411876	11.425007	9.73%	112,957	2004
	7.890168	10.411876	31.96%	99	2003
	10.000000	7.890168	-21.10%	98,622	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.890730	7.321856	-43.20%	1,287	2008
	11.654267	12.890730	10.61%	486	2007
	11.099270	11.654267	5.00%	4,649	2006
	10.325338	11.099270	7.50%	4,778	2005
	9.808472	10.325338	5.27%	5,644	2004
	7.669347	9.808472	27.89%	4,178	2003
	10.000000	7.669347	-23.31%	581	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.387334	8.594031	-47.56%	0	2008
	14.934216	16.387334	9.73%	0	2007
	12.945977	14.934216	15.36%	0	2006
	11.930415	12.945977	8.51%	0	2005
	10.433704	11.930415	14.34%	0	2004
	7.786051	10.433704	34.01%	0	2003
	10.000000	7.786051	-22.14%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	15.088920	7.897853	-47.66%	855	2008
	13.787778	15.088920	9.44%	2,328	2007
	11.979275	13.787778	15.10%	3,034	2006
	11.073827	11.979275	8.18%	3,610	2005
	10.000000	11.073827	10.74%	578	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.604899	8.025812	-30.84%	0	2008
	10.842695	11.604899	7.03%	0	2007
	10.000000	10.842695	8.43%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.561088	7.974964	-31.02%	513	2008
	10.825585	11.561088	6.79%	364	2007
	10.000000	10.825585	8.26%	15,872	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	22.236216	13.087856	-41.14%	29	2008
	19.626524	22.236216	13.30%	2,169	2007
	15.502081	19.626524	26.61%	3,319	2006
	13.303198	15.502081	16.53%	3,853	2005
	10.862630	13.303198	22.47%	5,537	2004
	8.532224	10.862630	27.31%	12,691	2003
	10.000000	8.532224	-14.68%	7,696	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.538395	10.995746	-29.23%	0	2008
	14.327992	15.538395	8.45%	0	2007
	13.009766	14.327992	10.13%	0	2006
	12.210823	13.009766	6.54%	0	2005
	10.836740	12.210823	12.68%	0	2004
	8.597737	10.836740	26.04%	0	2003
	10.000000	8.597737	-14.02%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.459102	8.489217	-41.29%	7,833	2008
	13.928970	14.459102	3.81%	14,023	2007
	12.026670	13.928970	15.82%	17,637	2006
	11.614036	12.026670	3.55%	24,197	2005
	10.547695	11.614036	10.11%	37,726	2004
	8.060093	10.547695	30.86%	30,171	2003
	10.000000	8.060093	-19.40%	10,845	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.796769	12.393330	-53.75%	6,172	2008
	25.637736	26.796769	4.52%	10,525	2007
	19.165335	25.637736	33.77%	14,268	2006
	16.613743	19.165335	15.36%	23,638	2005
	13.437025	16.613743	23.64%	26,087	2004
	9.428748	13.437025	42.51%	21,890	2003
	10.000000	9.428748	-5.71%	9,251	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.257665	7.302708	-40.42%	2,029	2008
	10.898428	12.257665	12.47%	9,703	2007
	11.079230	10.898428	-1.63%	5,957	2006
	9.744454	11.079230	13.70%	6,961	2005
	9.084755	9.744454	7.26%	6,820	2004
	7.438360	9.084755	22.13%	7,154	2003
	10.000000	7.438360	-25.62%	5,695	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.890945	11.380298	-36.39%	26,221	2008
	17.800734	17.890945	0.51%	28,588	2007
	15.744122	17.800734	13.06%	34,989	2006
	14.913754	15.744122	5.57%	71,142	2005
	12.651246	14.913754	17.88%	70,891	2004
	9.070025	12.651246	39.48%	71,858	2003
	10.000000	9.070025	-9.30%	74,940	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.978244	10.928234	-31.61%	0	2008
	16.246906	15.978244	-1.65%	0	2007
	14.343514	16.246906	13.27%	0	2006
	13.510737	14.343514	6.16%	0	2005
	11.196780	13.510737	20.67%	0	2004
	8.208582	11.196780	36.40%	0	2003
	10.000000	8.208582	-17.91%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.359134	8.023382	-35.08%	0	2008
	11.582866	12.359134	6.70%	0	2007
	10.713800	11.582866	8.11%	0	2006
	10.444101	10.713800	2.58%	0	2005
	9.932709	10.444101	5.15%	0	2004
	7.962445	9.932709	24.74%	0	2003
	10.000000	7.962445	-20.38%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.571301	9.067562	-37.77%	0	2008
	13.984366	14.571301	4.20%	0	2007
	12.229849	13.984366	14.35%	0	2006
	11.799454	12.229849	3.65%	0	2005
	10.772386	11.799454	9.53%	0	2004
	8.476784	10.772386	27.08%	0	2003
	10.000000	8.476784	-15.23%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.277754	10.100675	-37.95%	3,085	2008
	15.661346	16.277754	3.94%	3,738	2007
	13.731142	15.661346	14.06%	13,953	2006
	13.280640	13.731142	3.39%	24,668	2005
	12.156324	13.280640	9.25%	27,465	2004
	10.000000	12.156324	21.56%	5,512	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.796546	7.712326	-34.62%	7,767	2008
	13.220196	11.796546	-10.77%	10,487	2007
	11.463638	13.220196	15.32%	16,155	2006
	11.051293	11.463638	3.73%	16,580	2005
	10.194353	11.051293	8.41%	14,731	2004
	8.087784	10.194353	26.05%	12,386	2003
	10.000000	8.087784	-19.12%	2,416	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.298639	9.259688	-30.37%	1,528	2008
	12.252389	13.298639	8.54%	2,217	2007
	10.688902	12.252389	14.63%	7,367	2006
	10.616590	10.688902	0.68%	13,596	2005
	10.011998	10.616590	6.04%	15,468	2004
	8.163785	10.011998	22.64%	12,273	2003
	10.000000	8.163785	-18.36%	5,018	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.823721	10.845850	-26.83%	15,958	2008
	14.512010	14.823721	2.15%	11,411	2007
	13.257255	14.512010	9.46%	22,139	2006
	13.093386	13.257255	1.25%	36,719	2005
	12.005804	13.093386	9.06%	48,060	2004
	9.957085	12.005804	20.58%	35,250	2003
	10.000000	9.957085	-0.43%	34,000	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.755771	8.466249	-46.27%	0	2008
	14.528845	15.755771	8.44%	0	2007
	12.343494	14.528845	17.70%	0	2006
	11.430266	12.343494	7.99%	0	2005
	10.122102	11.430266	12.92%	0	2004
	7.754167	10.122102	30.54%	0	2003
	10.000000	7.754167	-22.46%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	18.016861	10.078344	-44.06%	0	2008
	15.421100	18.016861	16.83%	0	2007
	14.391828	15.421100	7.15%	0	2006
	12.898331	14.391828	11.58%	0	2005
	11.286883	12.898331	14.28%	0	2004
	8.138880	11.286883	38.68%	0	2003
	10.000000	8.138880	-18.61%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.156884	11.158186	-8.22%	0	2008
	11.652987	12.156884	4.32%	0	2007
	11.300917	11.652987	3.12%	0	2006
	11.268552	11.300917	0.29%	0	2005
	10.984730	11.268552	2.58%	0	2004
	10.603087	10.984730	3.60%	0	2003
	10.000000	10.603087	6.03%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.127383	11.099298	-8.48%	47,899	2008
	11.651638	12.127383	4.08%	51,607	2007
	11.325108	11.651638	2.88%	67,613	2006
	11.327386	11.325108	-0.02%	67,431	2005
	11.074161	11.327386	2.29%	53,532	2004
	10.710510	11.074161	3.40%	50,989	2003
	10.000000	10.710510	7.11%	18,022	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.604672	6.379677	-49.39%	1,063	2008
	10.835177	12.604672	16.33%	1,393	2007
	10.094088	10.835177	7.34%	1,805	2006
	9.442375	10.094088	6.90%	7,510	2005
	8.652800	9.442375	9.13%	7,995	2004
	6.698525	8.652800	29.17%	9,221	2003
	9.185260	6.698525	-27.07%	4,379	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.368423	6.256560	-49.42%	4,257	2008
	10.649704	12.368423	16.14%	3,988	2007
	9.933360	10.649704	7.21%	2,461	2006
	9.312554	9.933360	6.67%	2,666	2005
	8.554450	9.312554	8.86%	4,171	2004
	6.632302	8.554450	28.98%	4,296	2003
	9.129517	6.632302	-27.35%	7,605	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	15.045472	10.602131	-29.53%	64,017	2008
	13.174852	15.045472	14.20%	85,314	2007
	12.409695	13.174852	6.17%	99,768	2006
	12.060950	12.409695	2.89%	137,372	2005
	11.563114	12.060950	4.31%	177,961	2004
	9.906052	11.563114	16.73%	231,737	2003
	10.977983	9.906052	-9.76%	274,752	2002
	11.581059	10.977983	-5.21%	376,663	2001
	12.192406	11.581059	-5.01%	400,404	2000
	11.093882	12.192406	9.90%	388,249	1999

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	12.180265	8.572729	-29.62%	37,944	2008
	10.682891	12.180265	14.02%	43,664	2007
	10.071792	10.682891	6.07%	47,748	2006
	9.802626	10.071792	2.75%	52,008	2005
	9.414206	9.802626	4.13%	59,442	2004
	8.081763	9.414206	16.49%	67,192	2003
	8.973634	8.081763	-9.94%	69,038	2002
	9.480353	8.973634	-5.34%	85,153	2001
	10.000000	9.480353	-5.20%	50,160	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	13.912450	8.831651	-36.52%	75,963	2008
	11.822336	13.912450	17.68%	87,547	2007
	11.175978	11.822336	5.78%	101,584	2006
	10.876212	11.175978	2.76%	131,130	2005
	10.378588	10.876212	4.79%	160,378	2004
	8.512820	10.378588	21.92%	200,394	2003
	10.180995	8.512820	-16.39%	228,046	2002
	11.119287	10.180995	-8.44%	105,526	2001
	12.850172	11.119287	-13.47%	339,014	2000
	11.273630	12.850172	13.98%	296,560	1999

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.760962	6.824261	-36.58%	20,256	2008
	9.165309	10.760962	17.41%	33,665	2007
	8.674333	9.165309	5.66%	4,675	2006
	8.460096	8.674333	2.53%	5,734	2005
	8.090036	8.460096	4.57%	10,428	2004
	6.642229	8.090036	21.80%	14,105	2003
	7.970856	6.642229	-16.67%	17,760	2002
	8.714140	7.970856	-8.53%	20,311	2001
	10.000000	8.714140	-12.86%	11,547	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	14.750153	9.634359	-34.68%	152,542	2008
	13.682391	14.750153	7.80%	198,646	2007
	12.379332	13.682391	10.53%	308,881	2006
	11.839862	12.379332	4.56%	461,777	2005
	11.344339	11.839862	4.37%	582,146	2004
	9.749977	11.344339	16.35%	691,650	2003
	10.793354	9.749977	-9.67%	761,348	2002
	11.094249	10.793354	-2.71%	906,349	2001
	11.719556	11.094249	-5.34%	988,942	2000
	11.335864	11.719556	3.38%	953,953	1999

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.635094	8.237160	-34.81%	58,204	2008
	11.739753	12.635094	7.63%	103,367	2007
	10.635105	11.739753	10.39%	80,371	2006
	10.179653	10.635105	4.47%	85,189	2005
	9.779191	10.179653	4.10%	99,972	2004
	8.413093	9.779191	16.24%	111,613	2003
	9.331703	8.413093	-9.84%	119,593	2002
	9.606225	9.331703	-2.86%	136,903	2001
	10.000000	9.606225	-3.94%	90,572	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	23.875133	13.563795	-43.19%	398,673	2008
	20.524199	23.875133	16.33%	513,253	2007
	18.577857	20.524199	10.48%	718,816	2006
	16.059338	18.577857	15.68%	1,020,728	2005
	14.064155	16.059338	14.19%	1,193,146	2004
	11.068022	14.064155	27.07%	1,333,242	2003
	12.343191	11.068022	-10.33%	1,401,719	2002
	14.227328	12.343191	-13.24%	1,705,391	2001
	15.404707	14.227328	-7.64%	1,943,616	2000
	12.533725	15.404707	22.91%	1,648,055	1999

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	15.353122	8.710623	-43.26%	173,570	2008
	13.221356	15.353122	16.12%	287,539	2007
	11.984497	13.221356	10.32%	200,996	2006
	10.377636	11.984497	15.48%	219,138	2005
	9.102570	10.377636	14.01%	313,349	2004
	7.172178	9.102570	26.92%	324,576	2003
	8.014382	7.172178	-10.51%	312,362	2002
	9.249091	8.014382	-13.25%	384,112	2001
	10.000000	9.249091	-7.51%	297,367	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	10.073376	5.865059	-41.78%	760	2008
	9.516600	10.073376	5.85%	4,582	2007
	8.432441	9.516600	12.86%	18,795	2006
	7.040292	8.432441	19.77%	17,305	2005
	7.021881	7.040292	0.26%	8,595	2004
	5.666162	7.021881	23.93%	18,203	2003
	6.169162	5.666162	-8.15%	22,779	2002
	8.728825	6.169162	-29.32%	27,051	2001
	10.000000	8.728825	-12.71%	19,720	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.957974	5.782118	-41.93%	22,583	2008
	9.424838	9.957974	5.66%	38,404	2007
	8.364265	9.424838	12.68%	8,337	2006
	7.000963	8.364265	19.47%	9,412	2005
	6.982161	7.000963	0.27%	20,670	2004
	5.646118	6.982161	23.66%	26,142	2003
	6.169168	5.646118	-8.48%	29,704	2002
	8.728826	6.169168	-29.32%	27,672	2001
	10.000000	8.728826	-12.71%	11,951	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	16.636879	9.436690	-43.28%	245,654	2008
	16.570936	16.636879	0.40%	341,740	2007
	13.938941	16.570936	18.88%	555,158	2006
	13.312813	13.938941	4.70%	842,054	2005
	12.073054	13.312813	10.27%	1,100,680	2004
	9.364854	12.073054	28.92%	1,197,678	2003
	11.396714	9.364854	-17.83%	1,283,161	2002
	12.129776	11.396714	-6.04%	1,596,242	2001
	11.312151	12.129776	7.23%	1,516,408	2000
	10.753771	11.312151	5.19%	1,423,414	1999

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.753209	8.352525	-43.39%	119,450	2008
	14.715776	14.753209	0.25%	141,624	2007
	12.394009	14.715776	18.73%	107,676	2006
	11.858305	12.394009	4.52%	121,120	2005
	10.768414	11.858305	10.12%	146,071	2004
	8.365173	10.768414	28.73%	150,418	2003
	10.199081	8.365173	-17.98%	152,935	2002
	10.870802	10.199081	-6.18%	191,479	2001
	10.000000	10.870802	8.71%	112,341	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	16.055564	9.254740	-42.36%	285,570	2008
	14.480802	16.055564	10.87%	388,087	2007
	12.942716	14.480802	11.88%	589,577	2006
	12.157895	12.942716	6.46%	956,329	2005
	11.612585	12.157895	4.70%	1,252,313	2004
	9.490208	11.612585	22.36%	1,444,122	2003
	11.506965	9.490208	-17.53%	1,573,873	2002
	12.752459	11.506965	-9.77%	2,006,623	2001
	13.374521	12.752459	-4.65%	2,285,543	2000
	12.386801	13.374521	7.97%	2,201,561	1999

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.235108	7.037639	-42.48%	90,498	2008
	11.049165	12.235108	10.73%	148,600	2007
	9.889149	11.049165	11.73%	103,756	2006
	9.300525	9.889149	6.33%	132,480	2005
	8.902728	9.300525	4.47%	147,107	2004
	7.284740	8.902728	22.21%	158,030	2003
	8.848996	7.284740	-17.68%	230,742	2002
	9.823730	8.848996	-9.92%	262,477	2001
	10.000000	9.823730	-1.76%	201,031	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	12.301606	5.472890	-55.51%	495,889	2008
	10.099331	12.301606	21.81%	619,514	2007
	9.687501	10.099331	4.25%	925,740	2006
	8.988530	9.687501	7.78%	1,398,914	2005
	8.480617	8.988530	5.99%	1,733,741	2004
	6.606599	8.480617	28.37%	1,982,301	2003
	8.546493	6.606599	-22.70%	2,191,975	2002
	10.090239	8.546593	-15.30%	2,843,997	2001
	12.305429	10.090239	-18.00%	3,559,494	2000
	11.930730	12.305429	3.14%	3,704,929	1999

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	10.248950	4.551931	-55.59%	81,408	2008
	8.423517	10.248950	21.67%	115,314	2007
	8.094060	8.423517	4.07%	93,341	2006
	7.522850	8.094060	7.59%	126,287	2005
	7.108977	7.522850	5.82%	155,472	2004
	5.549060	7.108977	28.11%	170,920	2003
	7.186798	5.549060	-22.79%	254,490	2002
	8.505025	7.186798	-15.50%	311,770	2001
	10.000000	8.505025	-14.95%	228,131	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	16.663772	8.704730	-47.76%	511,800	2008
	13.267853	16.663772	25.60%	622,803	2007
	12.556233	13.267853	5.67%	859,096	2006
	12.001831	12.556233	4.62%	1,222,768	2005
	11.739919	12.001831	2.23%	1,572,451	2004
	8.930753	11.739919	31.45%	1,806,603	2003
	12.924025	8.930753	-30.90%	1,986,771	2002
	15.868312	12.924025	-18.55%	2,635,936	2001
	18.022329	15.868312	-11.95%	3,028,114	2000
	13.260038	18.022329	35.91%	2,294,573	1999

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.802968	4.591973	-47.84%	244,290	2008
	7.020668	8.802968	25.39%	406,434	2007
	6.654060	7.020668	5.51%	262,371	2006
	6.370553	6.654060	4.45%	330,483	2005
	6.240057	6.370553	2.09%	395,044	2004
	4.755534	6.240057	31.22%	455,928	2003
	6.891480	4.755534	-30.99%	566,522	2002
	8.475873	6.891480	-18.69%	655,639	2001
	10.000000	8.475873	-15.24%	528,154	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.452551	7.754420	-25.81%	207,660	2008
	10.285472	10.452551	1.62%	301,691	2007
	9.344570	10.285472	10.07%	452,083	2006
	9.206415	9.344570	1.50%	691,483	2005
	8.495110	9.206415	8.37%	940,215	2004
	6.758166	8.495110	25.70%	1,075,302	2003
	6.588072	6.758166	2.58%	1,034,579	2002
	7.553578	6.588072	-12.78%	1,247,611	2001
	9.858827	7.553578	-23.38%	1,411,257	2000
	9.214386	9.858827	6.99%	1,459,647	1999

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.014746	8.163039	-25.89%	55,788	2008
	10.850766	11.014746	1.51%	114,583	2007
	9.871739	10.850766	9.92%	103,570	2006
	9.745828	9.871739	1.29%	120,594	2005
	8.999768	9.745828	8.29%	137,922	2004
	7.171855	8.999768	25.49%	141,611	2003
	7.012944	7.171855	2.27%	139,414	2002
	8.043918	7.012944	-12.82%	160,761	2001
	10.000000	8.043918	-19.56%	105,348	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.828689	7.279971	-25.93%	4,143	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.828689	7.279971	-25.93%	4,143	2008
	10.000000	9.828689	-1.71%	5,502	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	15.123258	9.432527	-37.63%	419,035	2008
	14.488754	15.123258	4.38%	517,912	2007
	12.645665	14.488754	14.57%	668,707	2006
	12.185244	12.645665	3.78%	1,001,477	2005
	11.127176	12.185244	9.51%	1,265,136	2004
	8.752892	11.127176	27.13%	1,436,832	2003
	11.371387	8.752892	-23.03%	1,566,651	2002
	13.068369	11.371387	-12.99%	2,094,072	2001
	14.553757	13.068369	-10.21%	2,272,304	2000
	12.198716	14.553757	19.31%	1,831,446	1999

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.722123	15.059121	-4.22%	167,403	2008
	15.220135	15.722123	3.30%	250,463	2007
	14.732728	15.220135	3.31%	340,585	2006
	14.561967	14.732728	1.17%	540,980	2005
	14.081662	14.561967	3.41%	630,236	2004
	13.520276	14.081662	4.15%	780,556	2003
	12.376695	13.520276	9.24%	946,299	2002
	11.526779	12.376695	7.37%	1,005,660	2001
	10.468109	11.526779	10.11%	902,645	2000
	10.686005	10.468109	-2.04%	710,234	1999

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	41.717803	24.983048	-40.11%	89,544	2008
	36.490251	41.717803	14.33%	137,599	2007
	32.736242	36.490251	11.47%	186,490	2006
	27.973574	32.736242	17.03%	294,043	2005
	22.646085	27.973574	23.52%	345,989	2004
	16.513030	22.646085	37.14%	398,775	2003
	18.511818	16.513030	-10.80%	455,335	2002
	19.350718	18.511818	-4.34%	618,068	2001
	14.636558	19.350718	32.21%	672,960	2000
	10.000000	14.636558	46.37%	148,436	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.841132	14.254287	-40.21%	150,072	2008
	20.880535	23.841132	14.18%	218,859	2007
	18.763627	20.880535	11.28%	143,571	2006
	16.059349	18.763627	16.84%	221,038	2005
	13.012982	16.059349	23.41%	262,694	2004
	9.507545	13.012982	36.87%	272,596	2003
	10.673646	9.507545	-10.93%	197,205	2002
	11.174896	10.673646	-4.49%	247,040	2001
	10.000000	11.174896	11.75%	157,262	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.079017	13.340351	2.00%	228,553	2008
	12.561151	13.079017	4.12%	217,674	2007
	12.096091	12.561151	3.84%	505,885	2006
	11.857075	12.096091	2.02%	394,206	2005
	11.834049	11.857075	0.19%	451,405	2004
	11.835381	11.834049	-0.01%	619,174	2003
	11.755833	11.835381	0.68%	875,911	2002
	11.402151	11.755833	3.10%	1,069,808	2001
	10.830732	11.402151	5.28%	746,409	2000
	10.402557	10.830732	4.12%	555,151	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	18.663600	10.371859	-44.43%	152,455	2008
	16.085365	18.663600	16.03%	183,947	2007
	13.775166	16.085365	16.77%	255,249	2006
	11.695143	13.775166	17.79%	338,305	2005
	10.409275	11.695143	12.35%	410,825	2004
	7.342158	10.409275	41.77%	467,613	2003
	9.310438	7.342158	-21.14%	518,259	2002
	11.946379	9.310438	-22.06%	645,413	2001
	14.924674	11.946379	-19.96%	733,798	2000
	10.581883	14.924674	41.04%	597,180	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	13.026546	7.226982	-44.52%	75,388	2008
	11.241770	13.026546	15.88%	110,593	2007
	9.641468	11.241770	16.60%	97,031	2006
	8.198662	9.641468	17.60%	107,056	2005
	7.308444	8.198662	12.18%	117,825	2004
	5.161056	7.308444	41.61%	131,963	2003
	6.553918	5.161056	-21.25%	169,813	2002
	8.397683	6.553918	-21.96%	189,539	2001
	10.000000	8.397683	-16.02%	143,055	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.571998	9.751243	-44.51%	30,491	2008
	15.163521	17.571998	15.88%	49,024	2007
	13.000485	15.163521	16.64%	33,664	2006
	11.058825	13.000485	17.56%	28,299	2005
	10.000000	11.058825	10.59%	16,849	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.674619	9.819989	-44.44%	6,985	2008
	15.230594	17.674619	16.05%	9,861	2007
	13.042845	15.230594	16.77%	13,455	2006
	11.077771	13.042845	17.74%	22,004	2005
	10.000000	11.077771	10.78%	23,605	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.753820	7.280455	-47.07%	9,456	2008
	13.621986	13.753820	0.97%	11,953	2007
	12.010869	13.621986	13.41%	15,287	2006
	11.436215	12.010869	5.02%	26,352	2005
	10.400203	11.436215	9.96%	32,530	2004
	7.835265	10.400203	32.74%	31,868	2003
	9.396038	7.835265	-16.61%	33,831	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.618410	7.199106	-47.14%	3,343	2008
	13.505437	13.618410	0.84%	3,394	2007
	11.923507	13.505437	13.27%	854	2006
	11.379408	11.923507	4.78%	2,674	2005
	10.361981	11.379408	9.82%	4,904	2004
	7.825637	10.361981	32.41%	3,462	2003
	9.396058	7.825637	-16.71%	3,462	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	17.076415	8.253920	-51.66%	0	2008
	16.335124	17.076415	4.54%	0	2007
	14.199710	16.335124	15.04%	0	2006
	13.985467	14.199710	1.53%	0	2005
	12.393217	13.985467	12.85%	0	2004
	7.933480	12.393217	56.21%	0	2003
	10.000000	7.933480	-20.67%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	16.021954	7.726774	-51.77%	23,424	2008
	15.349480	16.021954	4.38%	31,523	2007
	13.364657	15.349480	14.85%	47,381	2006
	13.179461	13.364657	1.41%	54,266	2005
	11.694184	13.179461	12.70%	95,327	2004
	7.506313	11.694184	55.79%	66,525	2003
	10.000000	7.506313	-24.94%	7,186	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	14.026847	10.145032	-27.67%	0	2008
	14.519816	14.026847	-3.40%	0	2007
	12.489384	14.519816	16.26%	0	2006
	12.167131	12.489384	2.65%	0	2005
	11.047206	12.167131	10.14%	0	2004
	8.935581	11.047206	23.63%	0	2003
	10.000000	8.935581	-10.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.611583	-33.88%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	18.128009	10.725738	-40.83%	0	2008
	15.815114	18.128009	14.62%	0	2007
	13.126322	15.815114	20.48%	0	2006
	12.001267	13.126322	9.37%	0	2005
	10.197846	12.001267	17.68%	0	2004
	7.771112	10.197846	31.23%	0	2003
	10.000000	7.771112	-22.29%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.979040	11.348386	-36.88%	1,204	2008
	17.112252	17.979040	5.07%	1,364	2007
	15.604217	17.112252	9.66%	1,615	2006
	14.210696	15.604217	9.81%	3,356	2005
	12.220048	14.210696	16.29%	2,161	2004
	10.000000	12.220048	22.20%	650	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.844286	7.389539	-37.61%	253	2008
	10.776484	11.844286	9.91%	500	2007
	10.144068	10.776484	6.23%	4,382	2006
	9.830729	10.144068	3.19%	4,764	2005
	9.111375	9.830729	7.90%	29,758	2004
	7.506545	9.111375	21.38%	10,072	2003
	10.000000	7.506545	-24.93%	3,542	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.892766	5.219939	-52.08%	12,070	2008
	10.047895	10.892766	8.41%	12,332	2007
	9.921226	10.047895	1.28%	14,319	2006
	9.742771	9.921226	1.83%	20,551	2005
	8.604014	9.742771	13.24%	28,367	2004
	6.361877	8.604014	35.24%	20,693	2003
	10.000000	6.361877	-36.38%	15,431	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.826501	7.081082	-40.13%	1,029	2008
	11.683636	11.826501	1.22%	2,297	2007
	10.450103	11.683636	11.80%	4,956	2006
	10.049749	10.450103	3.98%	6,958	2005
	9.557789	10.049749	5.15%	7,849	2004
	7.235401	9.557789	32.10%	8,049	2003
	10.000000	7.235401	-27.65%	6,069	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	16.126140	10.737457	-33.42%	12,733	2008
	15.140216	16.126140	6.51%	28,232	2007
	12.690463	15.140216	19.30%	35,974	2006
	12.039698	12.690463	5.41%	43,250	2005
	10.591139	12.039698	13.68%	40,329	2004
	8.578588	10.591139	23.46%	64,844	2003
	10.000000	8.578588	-14.21%	18,577	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.440523	9.265391	-31.06%	0	2008
	12.701804	13.440523	5.82%	0	2007
	11.619056	12.701804	9.32%	0	2006
	11.285136	11.619056	2.96%	0	2005
	10.760169	11.285136	4.88%	0	2004
	9.266779	10.760169	16.12%	0	2003
	10.000000	9.266779	-7.33%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.406354	5.568557	-46.49%	0	2008
	10.200558	10.406354	2.02%	0	2007
	10.000000	10.200558	2.01%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.345864	8.600466	-40.05%	441	2008
	13.466324	14.345864	6.53%	1,222	2007
	11.962752	13.466324	12.57%	580	2006
	11.307864	11.962752	5.79%	580	2005
	10.000000	11.307864	13.08%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	11.019006	7.660582	-30.48%	56,517	2008
	10.486878	11.019006	5.07%	78,617	2007
	10.000000	10.486878	4.87%	21,685	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.672698	9.522883	-10.77%	17,461	2008
	10.468894	10.672698	1.95%	6,205	2007
	10.000000	10.468894	4.69%	10,315	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.193335	7.407273	-39.25%	45,156	2008
	10.770088	12.193335	13.21%	43,100	2007
	10.000000	10.770088	7.70%	16,353	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.404764	6.298622	-44.77%	10,566	2008
	10.295571	11.404764	10.77%	4,101	2007
	10.000000	10.295571	2.96%	4,531	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.826071	6.024918	-38.68%	8,280	2008
	10.000000	9.826071	-1.74%	1,539	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.709381	8.335043	-28.82%	0	2008
	11.465088	11.709381	2.13%	0	2007
	10.470805	11.465088	9.50%	0	2006
	10.000000	10.470805	4.71%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	39.889299	16.613516	-58.35%	0	2008
	27.752541	39.889299	43.73%	4,256	2007
	20.564174	27.752541	34.96%	8,073	2006
	15.696519	20.564174	31.01%	8,073	2005
	13.164614	15.696519	19.23%	9,150	2004
	8.075477	13.164614	63.02%	5,917	2003
	10.000000	8.075477	-19.25%	4,932	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	30.075481	12.545915	-58.29%	24,908	2008
	20.887485	30.075481	43.99%	47,060	2007
	15.449940	20.887485	35.19%	45,092	2006
	11.778855	15.449940	31.17%	92,186	2005
	10.000000	11.778855	17.79%	4,934	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.471068	-45.29%	4,245	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.119742	-48.80%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.137019	-38.63%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.135110	-38.65%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.370094	-36.30%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.935567	-20.64%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.211945	-27.88%	7,923	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.088186	-9.12%	9,941	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.570476	-24.30%	12,441	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.848144	-31.52%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.316322	-16.84%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.878777	-1.21%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.856894	-1.43%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.862726	-1.37%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.451294	13.278335	6.64%	40,930	2008
	11.737530	12.451294	6.08%	82,935	2007
	11.472443	11.737530	2.31%	59,452	2006
	11.221787	11.472443	2.23%	89,317	2005
	10.977049	11.221787	2.23%	104,942	2004
	10.870491	10.977049	0.98%	162,685	2003
	10.000000	10.870491	8.70%	275,564	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.352793	11.492717	-6.96%	5,175	2008
	11.841059	12.352793	4.32%	7,801	2007
	11.265913	11.841059	5.11%	37,534	2006
	11.015145	11.265913	2.28%	62,596	2005
	10.631781	11.015145	3.61%	63,263	2004
	9.952288	10.631781	6.83%	41,922	2003
	10.000000	9.952288	-0.48%	89,879	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.294216	11.181252	-15.89%	18,753	2008
	12.685929	13.294216	4.79%	28,588	2007
	11.818296	12.685929	7.34%	25,068	2006
	11.424838	11.818296	3.44%	39,016	2005
	10.769266	11.424838	6.09%	48,443	2004
	9.567393	10.769266	12.56%	76,044	2003
	10.000000	9.567393	-4.33%	155,340	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.085176	10.709772	-23.96%	49,561	2008
	13.466117	14.085176	4.60%	73,541	2007
	12.215002	13.466117	10.24%	101,461	2006
	11.712127	12.215002	4.29%	183,837	2005
	10.800502	11.712127	8.44%	225,368	2004
	9.087386	10.800502	18.85%	229,490	2003
	10.000000	9.087386	-9.13%	57,485	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	15.211263	10.331816	-32.08%	27,501	2008
	14.475460	15.211263	5.08%	31,810	2007
	12.765146	14.475460	13.40%	47,443	2006
	12.042100	12.765146	6.00%	64,468	2005
	10.851475	12.042100	10.97%	105,041	2004
	8.654991	10.851475	25.38%	13,627	2003
	10.000000	8.654991	-13.45%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.896073	9.938914	-37.48%	1,664	2008
	15.154562	15.896073	4.89%	782	2007
	13.097849	15.154562	15.70%	4,544	2006
	12.257568	13.097849	6.86%	13,664	2005
	10.858346	12.257568	12.89%	21,661	2004
	8.317376	10.858346	30.55%	2,061	2003
	10.000000	8.317376	-16.83%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.311709	10.260159	-37.10%	0	2008
	15.319290	16.311709	6.48%	0	2007
	14.081077	15.319290	8.79%	0	2006
	12.687823	14.081077	10.98%	0	2005
	11.073827	12.687823	14.57%	0	2004
	8.307066	11.073827	33.31%	0	2003
	10.000000	8.307066	-16.93%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.386196	9.654979	-37.25%	8,785	2008
	14.475364	15.386196	6.29%	13,218	2007
	13.323169	14.475364	8.65%	15,436	2006
	12.026482	13.323169	10.78%	29,028	2005
	10.517292	12.026482	14.35%	36,815	2004
	7.910351	10.517292	32.96%	27,082	2003
	10.000000	7.910351	-20.90%	14,842	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.868122	10.980406	1.03%	436,944	2008
	10.476401	10.868122	3.74%	311,220	2007
	10.123320	10.476401	3.49%	152,890	2006
	9.959568	10.123320	1.64%	276,118	2005
	9.979201	9.959568	-0.20%	107,985	2004
	10.017328	9.979201	-0.38%	116,716	2003
	10.000000	10.017328	0.17%	236,687	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.083365	-39.17%	2,205	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.854439	8.423334	-46.87%	0	2008
	15.559346	15.854439	1.90%	0	2007
	12.803686	15.559346	21.52%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.697204	8.321384	-46.99%	11,949	2008
	15.440006	15.697204	1.67%	23,772	2007
	12.740807	15.440006	21.19%	35,032	2006
	11.510784	12.740807	10.69%	31,200	2005
	10.000000	11.510784	15.11%	10,394	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.318001	-36.82%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.306107	-36.94%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.228167	-37.72%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.712608	-32.87%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.571035	6.653633	-47.07%	13,294	2008

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	15.123745	10.158372	-32.83%	0	2008
	16.408600	15.123745	-7.83%	0	2007
	14.130252	16.408600	16.12%	0	2006
	13.847061	14.130252	2.05%	0	2005
	11.924195	13.847061	16.13%	0	2004
	7.678765	11.924195	55.29%	0	2003
	10.000000	7.678765	-23.21%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.858908	9.288505	-32.98%	5,510	2008
	15.090544	13.858908	-8.16%	15,927	2007
	13.017059	15.090544	15.93%	19,504	2006
	12.792388	13.017059	1.76%	31,184	2005
	11.044423	12.792388	15.83%	78,082	2004
	7.130771	11.044423	54.88%	44,128	2003
	10.000000	7.130771	-28.69%	29,272	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.887867	10.334031	-38.81%	0	2008
	16.703250	16.887867	1.11%	0	2007
	15.058680	16.703250	10.92%	0	2006
	13.542322	15.058680	11.20%	0	2005
	11.492866	13.542322	17.83%	0	2004
	8.232437	11.492866	39.60%	0	2003
	10.000000	8.232437	-17.68%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	17.111902	10.443086	-38.97%	7,686	2008
	16.964284	17.111902	0.87%	19,389	2007
	15.333214	16.964284	10.64%	19,507	2006
	13.827514	15.333214	10.89%	20,368	2005
	11.758464	13.827514	17.60%	49,903	2004
	8.446731	11.758464	39.21%	24,068	2003
	10.000000	8.446731	-15.53%	18,653	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.418896	6.600587	-42.20%	0	2008
	10.690985	11.418896	6.81%	274	2007
	10.000000	10.690985	6.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.876921	-1.23%	4,291	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.595654	-44.04%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.177122	7.088528	-46.21%	7,322	2008
	11.690712	13.177122	12.71%	8,704	2007
	10.966101	11.690712	6.61%	18,566	2006
	10.562955	10.966101	3.82%	22,885	2005
	10.007563	10.562955	5.55%	28,788	2004
	7.734887	10.007563	29.38%	22,134	2003
	10.000000	7.734887	-22.65%	4,981	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	16.080878	9.520993	-40.79%	0	2008
	15.276055	16.080878	5.27%	0	2007
	13.110825	15.276055	16.51%	0	2006
	11.582258	13.110825	13.20%	0	2005
	10.000000	11.582258	15.82%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.934973	9.410525	-40.94%	40,581	2008
	15.177298	15.934973	4.99%	50,933	2007
	13.058173	15.177298	16.23%	62,949	2006
	11.565122	13.058173	12.91%	107,943	2005
	10.000000	11.565122	15.65%	36,508	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	18.359400	10.871077	-40.79%	0	2008
	17.443578	18.359400	5.25%	0	2007
	14.970685	17.443578	16.52%	0	2006
	13.228726	14.970685	13.17%	0	2005
	11.213451	13.228726	17.97%	0	2004
	7.919547	11.213451	41.59%	0	2003
	10.000000	7.919547	-20.80%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	18.126951	10.707884	-40.93%	14,692	2008
	17.261355	18.126951	5.01%	16,855	2007
	14.855748	17.261355	16.19%	27,576	2006
	13.155681	14.855748	12.92%	64,625	2005
	11.178271	13.155681	17.69%	74,080	2004
	7.903559	11.178271	41.43%	84,005	2003
	10.000000	7.903559	-20.96%	56,659	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.596320	2.005368	-79.10%	0	2008
	10.000000	9.596320	-4.04%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.840830	2.922371	-78.89%	0	2008
	13.995618	13.840830	-1.11%	0	2007
	12.919204	13.995618	8.33%	0	2006
	12.754256	12.919204	1.29%	0	2005
	11.822961	12.754256	7.88%	0	2004
	9.634177	11.822961	22.72%	0	2003
	10.000000	9.634177	-3.66%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.562166	8.240331	-39.24%	13,220	2008
	13.153811	13.562166	3.10%	14,134	2007
	11.577644	13.153811	13.61%	22,992	2006
	11.059368	11.577644	4.69%	36,788	2005
	10.235045	11.059368	8.05%	46,529	2004
	8.176673	10.235045	25.17%	28,270	2003
	10.000000	8.176673	-18.23%	12,015	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	17.118717	10.536240	-38.45%	0	2008
	17.504331	17.118717	-2.20%	0	2007
	15.374789	17.504331	13.85%	0	2006
	14.128033	15.374789	8.82%	0	2005
	11.949994	14.128033	18.23%	0	2004
	8.361309	11.949994	42.92%	0	2003
	10.000000	8.361309	-16.39%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.768857	5.995678	-38.62%	2,040	2008
	10.007375	9.768857	-2.38%	5,096	2007
	10.000000	10.007375	0.07%	663	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	15.300600	12.953430	-15.34%	55,067	2008
	14.108344	15.300600	8.45%	52,557	2007
	13.289178	14.108344	6.16%	65,548	2006
	13.098318	13.289178	1.46%	107,564	2005
	12.201547	13.098318	7.35%	63,487	2004
	10.519699	12.201547	15.99%	35,132	2003
	10.000000	10.519699	5.20%	47,610	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.097202	9.162378	-39.31%	0	2008
	16.230686	15.097202	-6.98%	2,749	2007
	14.143777	16.230686	14.75%	3,035	2006
	13.576445	14.143777	4.18%	9,890	2005
	12.342155	13.576445	10.00%	6,427	2004
	10.000000	12.342155	23.42%	3,531	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.931913	9.949966	-44.51%	1,052	2008
	16.715457	17.931913	7.28%	1,052	2007
	13.219470	16.715457	26.45%	1,052	2006
	11.900988	13.219470	11.08%	4,763	2005
	10.345686	11.900988	15.03%	7,955	2004
	8.130642	10.345686	27.24%	3,579	2003
	10.000000	8.130642	-18.69%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	15.272243	9.168127	-39.97%	0	2008
	17.675605	15.272243	-13.60%	0	2007
	15.221180	17.675605	16.13%	0	2006
	14.364428	15.221180	5.96%	0	2005
	11.495885	14.364428	24.95%	0	2004
	7.759553	11.495885	48.15%	0	2003
	10.000000	7.759553	-22.40%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.060664	7.518322	-37.66%	1,118	2008
	11.545785	12.060664	4.46%	1,118	2007
	11.060873	11.545785	4.38%	1,118	2006
	10.570536	11.060873	4.64%	1,118	2005
	10.165700	10.570536	3.98%	3,151	2004
	8.220627	10.165700	23.66%	1,638	2003
	10.000000	8.220627	-17.79%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.489144	10.185017	-11.35%	9,223	2008
	11.030245	11.489144	4.16%	4,778	2007
	10.758261	11.030245	2.53%	19,731	2006
	10.455326	10.758261	2.90%	19,467	2005
	10.147616	10.455326	3.03%	7,311	2004
	10.000000	10.147616	1.48%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	22.264096	13.653321	-38.68%	5,881	2008
	27.186057	22.264096	-18.10%	4,987	2007
	19.946385	27.186057	36.30%	15,027	2006
	17.256606	19.946385	15.59%	15,806	2005
	12.810062	17.256606	34.71%	19,988	2004
	10.000000	12.810062	28.10%	17,465	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.638034	5.862759	-49.62%	2,426	2008
	10.078757	11.638034	15.47%	7,206	2007
	9.919914	10.078757	1.60%	11,941	2006
	9.308823	9.919914	6.56%	16,713	2005
	8.806051	9.308823	5.71%	16,859	2004
	7.001952	8.806051	25.77%	17,068	2003
	10.000000	7.001952	-29.98%	8,183	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.895346	8.831307	-36.44%	38,688	2008
	14.371071	13.895346	-3.31%	48,921	2007
	12.508818	14.371071	14.89%	63,968	2006
	12.136049	12.508818	3.07%	88,759	2005
	10.439311	12.136049	16.25%	101,863	2004
	8.063596	10.439311	29.46%	60,697	2003
	10.000000	8.063596	-19.36%	44,212	2002*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.340263	6.348707	-52.41%	9,999	2008
	13.301192	13.340263	0.29%	10,165	2007
	11.901726	13.301192	11.76%	10,220	2006
	11.408412	11.901726	4.32%	12,860	2005
	10.402001	11.408412	9.68%	10,911	2004
	7.886658	10.402001	31.89%	15,048	2003
	10.000000	7.886658	-21.13%	18,378	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.852542	7.296465	-43.23%	295	2008
	11.625637	12.852542	10.55%	375	2007
	11.077579	11.625637	4.95%	913	2006
	10.310341	11.077579	7.44%	381	2005
	9.799183	10.310341	5.22%	479	2004
	7.665944	9.799183	27.83%	594	2003
	10.000000	7.665944	-23.34%	425	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.341251	8.565520	-47.58%	0	2008
	14.899786	16.341251	9.67%	0	2007
	12.922631	14.899786	15.30%	0	2006
	11.914900	12.922631	8.46%	0	2005
	10.425400	11.914900	14.29%	0	2004
	7.783775	10.425400	33.94%	0	2003
	10.000000	7.783775	-22.16%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	15.061020	7.879255	-47.68%	2,680	2008
	13.769284	15.061020	9.38%	2,777	2007
	11.969237	13.769284	15.04%	2,816	2006
	11.070124	11.969237	8.12%	2,176	2005
	10.000000	11.070124	10.70%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.595080	8.014968	-30.88%	0	2008
	10.839019	11.595080	6.98%	0	2007
	10.000000	10.839019	8.39%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.551306	7.964193	-31.05%	0	2008
	10.821915	11.551306	6.74%	0	2007
	10.000000	10.821915	8.22%	7,210	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	22.170311	13.042465	-41.17%	284	2008
	19.578283	22.170311	13.24%	362	2007
	15.471764	19.578283	26.54%	367	2006
	13.283870	15.471764	16.47%	367	2005
	10.852326	13.283870	22.41%	367	2004
	8.528435	10.852326	27.25%	1,040	2003
	10.000000	8.528435	-14.72%	1,048	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.494703	10.959279	-29.27%	0	2008
	14.294961	15.494703	8.39%	0	2007
	12.986306	14.294961	10.08%	0	2006
	12.194944	12.986306	6.49%	0	2005
	10.828103	12.194944	12.62%	0	2004
	8.595219	10.828103	25.98%	0	2003
	10.000000	8.595219	-14.05%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.416279	8.459785	-41.32%	2,299	2008
	13.894777	14.416279	3.75%	12,874	2007
	12.003182	13.894777	15.76%	15,767	2006
	11.597190	12.003182	3.50%	16,196	2005
	10.537710	11.597190	10.05%	3,797	2004
	8.056521	10.537710	30.80%	4,228	2003
	10.000000	8.056521	-19.43%	1,505	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.717335	12.350323	-53.77%	818	2008
	25.574742	26.717335	4.47%	918	2007
	19.127883	25.574742	33.70%	1,071	2006
	16.589635	19.127883	15.30%	1,214	2005
	13.424305	16.589635	23.58%	5,446	2004
	9.424575	13.424305	42.44%	5,523	2003
	10.000000	9.424575	-5.75%	1,218	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.221347	7.277384	-40.45%	290	2008
	10.871648	12.221347	12.41%	740	2007
	11.057572	10.871648	-1.68%	840	2006
	9.730305	11.057572	13.64%	1,554	2005
	9.076148	9.730305	7.21%	4,731	2004
	7.435062	9.076148	22.07%	6,837	2003
	10.000000	7.435062	-25.65%	4,575	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.837938	11.340835	-36.42%	13,782	2008
	17.757008	17.837938	0.46%	8,095	2007
	15.713366	17.757008	13.01%	8,848	2006
	14.892100	15.713366	5.51%	11,365	2005
	12.639255	14.892100	17.82%	11,439	2004
	9.066002	12.639255	39.41%	8,821	2003
	10.000000	9.066002	-9.34%	8,569	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.933289	10.891969	-31.64%	0	2008
	16.209435	15.933289	-1.70%	0	2007
	14.317649	16.209435	13.21%	0	2006
	13.493165	14.317649	6.11%	0	2005
	11.187856	13.493165	20.61%	0	2004
	8.206175	11.187856	36.33%	0	2003
	10.000000	8.206175	-17.94%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.324353	7.996758	-35.11%	0	2008
	11.556145	12.324353	6.65%	0	2007
	10.694480	11.556145	8.06%	0	2006
	10.430515	10.694480	2.53%	0	2005
	9.924801	10.430515	5.10%	0	2004
	7.960126	9.924801	24.68%	0	2003
	10.000000	7.960126	-20.40%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.530291	9.037456	-37.80%	199	2008
	13.952097	14.530291	4.14%	162	2007
	12.207776	13.952097	14.29%	132	2006
	11.784104	12.207776	3.60%	97	2005
	10.763801	11.784104	9.48%	59	2004
	8.474296	10.763801	27.02%	19	2003
	10.000000	8.474296	-15.26%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.239454	10.071806	-37.98%	0	2008
	15.632441	16.239454	3.88%	0	2007
	13.712697	15.632441	14.00%	0	2006
	13.269475	13.712697	3.34%	0	2005
	12.152235	13.269475	9.19%	2,225	2004
	10.000000	12.152235	21.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.762812	7.686378	-34.66%	607	2008
	13.189095	11.762812	-10.81%	617	2007
	11.442439	13.189095	15.26%	638	2006
	11.036413	11.442439	3.68%	3,114	2005
	10.185768	11.036413	8.35%	3,149	2004
	8.085047	10.185768	25.98%	831	2003
	10.000000	8.085047	-19.15%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.260648	9.228567	-30.41%	848	2008
	12.223588	13.260648	8.48%	4,849	2007
	10.669141	12.223588	14.57%	5,028	2006
	10.602302	10.669141	0.63%	5,597	2005
	10.003573	10.602302	5.99%	6,007	2004
	8.161030	10.003573	22.58%	1,159	2003
	10.000000	8.161030	-18.39%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.779799	10.808245	-26.87%	583	2008
	14.476363	14.779799	2.10%	661	2007
	13.231347	14.476363	9.41%	13,615	2006
	13.074390	13.231347	1.20%	3,764	2005
	11.994436	13.074390	9.00%	3,105	2004
	9.952676	11.994436	20.51%	3,010	2003
	10.000000	9.952676	-0.47%	3,003	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.711467	8.438160	-46.29%	757	2008
	14.495351	15.711467	8.39%	757	2007
	12.321240	14.495351	17.65%	757	2006
	11.415399	12.321240	7.94%	757	2005
	10.114030	11.415399	12.87%	757	2004
	7.751895	10.114030	30.47%	0	2003
	10.000000	7.751895	-22.48%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.966164	10.044890	-44.09%	0	2008
	15.385517	17.966164	16.77%	0	2007
	14.365863	15.385517	7.10%	0	2006
	12.881545	14.365863	11.52%	0	2005
	11.277887	12.881545	14.22%	0	2004
	8.136497	11.277887	38.61%	0	2003
	10.000000	8.136497	-18.64%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.122653	11.121158	-8.26%	0	2008
	11.626083	12.122653	4.27%	0	2007
	11.280504	11.626083	3.06%	0	2006
	11.253864	11.280504	0.24%	0	2005
	10.975971	11.253864	2.53%	0	2004
	10.599997	10.975971	3.55%	0	2003
	10.000000	10.599997	6.00%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.092723	11.061986	-8.52%	1,902	2008
	11.624238	12.092723	4.03%	1,377	2007
	11.304162	11.624238	2.83%	8,096	2006
	11.312129	11.304162	-0.07%	928	2005
	11.064838	11.312129	2.23%	1,124	2004
	10.706901	11.064838	3.34%	2,941	2003
	10.000000	10.706901	7.07%	3,581	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.560140	6.353915	-49.41%	0	2008
	10.802378	12.560140	16.27%	0	2007
	10.068601	10.802378	7.29%	0	2006
	9.423279	10.068601	6.85%	0	2005
	8.639678	9.423279	9.07%	0	2004
	6.691749	8.639678	29.11%	0	2003
	9.180625	6.691749	-27.11%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.324796	6.231333	-49.44%	0	2008
	10.617528	12.324796	16.08%	7,254	2007
	9.908337	10.617528	7.16%	0	2006
	9.293763	9.908337	6.61%	0	2005
	8.541500	9.293763	8.81%	0	2004
	6.625606	8.541500	28.92%	0	2003
	9.124924	6.625606	-27.39%	0	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	14.970488	10.543960	-29.57%	24,989	2008
	13.115846	14.970488	14.14%	30,847	2007
	12.360323	13.115846	6.11%	57,261	2006
	12.019025	12.360323	2.84%	50,457	2005
	11.528749	12.019025	4.25%	59,894	2004
	9.881607	11.528749	16.67%	71,058	2003
	10.956424	9.881607	-9.81%	78,266	2002
	11.564195	10.956424	-5.26%	107,959	2001
	12.180770	11.564195	-5.06%	115,651	2000
	11.088896	12.180770	9.85%	109,384	1999

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	12.133144	8.535238	-29.65%	5,656	2008
	10.646974	12.133144	13.96%	6,296	2007
	10.042991	10.646974	6.01%	0	2006
	9.779527	10.042991	2.69%	514	2005
	9.396773	9.779527	4.07%	542	2004
	8.070871	9.396773	16.43%	571	2003
	8.966066	8.070871	-9.98%	601	2002
	9.477182	8.966066	-5.39%	631	2001
	10.000000	9.477182	-5.23%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	13.843116	8.783188	-36.55%	7,486	2008
	11.769384	13.843116	17.62%	9,214	2007
	11.131531	11.769384	5.73%	12,198	2006
	10.838424	11.131531	2.70%	16,375	2005
	10.347755	10.838424	4.74%	27,631	2004
	8.491806	10.347755	21.86%	28,667	2003
	10.161002	8.491806	-16.43%	31,976	2002
	11.103094	10.161002	-8.48%	33,361	2001
	12.837906	11.103094	-13.51%	94,915	2000
	11.268555	12.837906	13.93%	95,792	1999

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.719347	6.794422	-36.62%	1,117	2008
	9.134490	10.719347	17.35%	1,117	2007
	8.649536	9.134490	5.61%	1,117	2006
	8.440163	8.649536	2.48%	1,117	2005
	8.075053	8.440163	4.52%	2,859	2004
	6.633272	8.075053	21.74%	2,859	2003
	7.964147	6.633272	-16.71%	2,859	2002
	8.711234	7.964147	-8.58%	12,952	2001
	10.000000	8.711234	-12.89%	10,221	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	14.676619	9.581485	-34.72%	35,396	2008
	13.621104	14.676619	7.75%	46,220	2007
	12.330080	13.621104	10.47%	64,269	2006
	11.798704	12.330080	4.50%	97,855	2005
	11.310623	11.798704	4.32%	130,693	2004
	9.725907	11.310623	16.29%	131,310	2003
	10.772159	9.725907	-9.71%	136,166	2002
	11.078106	10.772159	-2.76%	160,728	2001
	11.708369	11.078106	-5.38%	185,556	2000
	11.330772	11.708369	3.33%	204,340	1999

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.586215	8.201139	-34.84%	2,627	2008
	11.700285	12.586215	7.57%	6,251	2007
	10.604687	11.700285	10.33%	6,417	2006
	10.155654	10.604687	4.42%	7,722	2005
	9.761063	10.155654	4.04%	11,767	2004
	8.401746	9.761063	16.18%	12,276	2003
	9.323847	8.401746	-9.89%	12,385	2002
	9.603019	9.323847	-2.91%	9,191	2001
	10.000000	9.603019	-3.97%	4,993	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	23.756111	13.489338	-43.22%	86,265	2008
	20.432251	23.756111	16.27%	119,904	2007
	18.503945	20.432251	10.42%	162,021	2006
	16.003508	18.503945	15.62%	208,031	2005
	14.022350	16.003508	14.13%	247,517	2004
	11.040689	14.022350	27.01%	281,221	2003
	12.318941	11.040689	-10.38%	296,605	2002
	14.206595	12.318941	-13.29%	349,054	2001
	15.390001	14.206595	-7.69%	410,677	2000
	12.528086	15.390001	22.84%	326,387	1999

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	15.293775	8.672557	-43.29%	24,861	2008
	13.176947	15.293775	16.06%	42,984	2007
	11.950253	13.176947	10.27%	20,739	2006
	10.353200	11.950253	15.43%	21,375	2005
	9.085717	10.353200	13.95%	36,824	2004
	7.162514	9.085717	26.85%	38,719	2003
	8.007633	7.162514	-10.55%	36,562	2002
	9.246004	8.007633	-13.39%	40,991	2001
	10.000000	9.246004	-7.54%	23,545	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	10.036556	5.840660	-41.81%	0	2008
	9.486630	10.036556	5.80%	0	2007
	8.410119	9.486630	12.80%	3,490	2006
	7.025201	8.410119	19.71%	14,512	2005
	7.010380	7.025201	0.21%	3,374	2004
	5.659734	7.010380	23.86%	0	2003
	6.165269	5.659734	-8.20%	1,179	2002
	8.727760	6.165269	-29.36%	0	2001
	10.000000	8.727760	-12.72%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.921586	5.758071	-41.96%	4,307	2008
	9.395165	9.921586	5.60%	4,355	2007
	8.342129	9.395165	12.62%	4,718	2006
	6.985946	8.342129	19.41%	5,014	2005
	6.970701	6.985946	0.22%	5,626	2004
	5.639686	6.970701	23.60%	5,228	2003
	6.165263	5.639686	-8.52%	5,228	2002
	8.727758	6.165263	-29.36%	5,402	2001
	10.000000	8.727758	-12.72%	343	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	16.553995	9.384917	-43.31%	95,984	2008
	16.496753	16.553995	0.35%	118,279	2007
	13.883525	16.496753	18.82%	147,479	2006
	13.266576	13.883525	4.65%	196,907	2005
	12.037206	13.266576	10.21%	247,000	2004
	9.341757	12.037206	28.85%	260,849	2003
	11.374365	9.341757	-17.87%	296,176	2002
	12.112146	11.374365	-6.09%	332,252	2001
	11.301374	12.112146	7.17%	371,009	2000
	10.748944	11.301374	5.14%	363,153	1999

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.696214	8.316040	-43.41%	15,829	2008
	14.666378	14.696214	0.20%	33,813	2007
	12.358612	14.666378	18.67%	19,259	2006
	11.830389	12.358612	4.46%	22,705	2005
	10.748493	11.830389	10.07%	25,002	2004
	8.353906	10.748493	28.66%	26,082	2003
	10.190500	8.353906	-18.02%	39,997	2002
	10.867182	10.190500	-6.23%	45,974	2001
	10.000000	10.867182	8.67%	13,756	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	15.975576	9.203963	-42.39%	112,835	2008
	14.415988	15.975576	10.82%	133,980	2007
	12.891271	14.415988	11.83%	179,589	2006
	12.115676	12.891271	6.40%	252,258	2005
	11.578085	12.115676	4.64%	304,308	2004
	9.466793	11.578085	22.30%	340,842	2003
	11.484381	9.466793	-17.57%	356,167	2002
	12.733906	11.484381	-9.81%	407,990	2001
	13.361770	12.733906	-4.70%	455,773	2000
	12.381235	13.361770	7.92%	448,328	1999

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.187797	7.006879	-42.51%	16,719	2008
	11.012037	12.187797	10.68%	23,700	2007
	9.860877	11.012037	11.67%	17,003	2006
	9.278601	9.860877	6.28%	17,003	2005
	8.886237	9.278601	4.42%	18,555	2004
	7.274910	8.886237	22.15%	21,400	2003
	8.841534	7.274910	-17.72%	35,774	2002
	9.820444	8.841534	-9.97%	35,057	2001
	10.000000	9.820444	-1.80%	17,343	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	12.240254	5.442831	-55.53%	98,133	2008
	10.054081	12.240254	21.74%	130,608	2007
	9.648957	10.054081	4.20%	162,629	2006
	8.957278	9.648957	7.72%	239,210	2005
	8.455413	8.957278	5.94%	305,651	2004
	6.590287	8.455413	28.30%	339,953	2003
	8.529705	6.590287	-22.74%	391,687	2002
	10.075545	8.529705	-15.34%	499,198	2001
	12.293685	10.075545	-18.04%	655,245	2000
	11.925368	12.293685	3.09%	724,460	1999

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	10.209290	4.532023	-55.61%	3,226	2008
	8.395183	10.209290	21.61%	6,124	2007
	8.070910	8.395183	4.02%	6,124	2006
	7.505117	8.070910	7.54%	6,124	2005
	7.095805	7.505117	5.77%	8,706	2004
	5.541567	7.095805	28.05%	8,706	2003
	7.180739	5.541567	-22.83%	8,511	2002
	8.502185	7.180739	-15.54%	15,424	2001
	10.000000	8.502185	-14.98%	10,894	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	16.580726	8.656958	-47.79%	106,324	2008
	13.208436	16.580726	25.53%	136,264	2007
	12.506294	13.208436	5.61%	165,886	2006
	11.960117	12.506294	4.57%	220,023	2005
	11.705029	11.960117	2.18%	298,808	2004
	8.908702	11.705029	31.39%	340,440	2003
	12.898643	8.908702	-30.93%	376,213	2002
	15.845214	12.898643	-18.60%	479,654	2001
	18.005139	15.845214	-12.00%	545,330	2000
	13.254076	18.005139	35.85%	464,007	1999

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.768922	4.571900	-47.86%	24,706	2008
	6.997072	8.768922	25.32%	48,441	2007
	6.635037	6.997072	5.46%	30,114	2006
	6.355533	6.635037	4.40%	36,051	2005
	6.228489	6.355533	2.04%	38,139	2004
	4.749117	6.228489	31.15%	43,720	2003
	6.885666	4.749117	-31.03%	65,143	2002
	8.473041	6.885666	-18.73%	72,870	2001
	10.000000	8.473041	-15.27%	49,666	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.400525	7.711926	-25.85%	57,808	2008
	10.239478	10.400525	1.57%	71,698	2007
	9.307478	10.239478	10.01%	102,373	2006
	9.174487	9.307478	1.45%	138,984	2005
	8.469922	9.174487	8.32%	179,062	2004
	6.741523	8.469922	25.64%	189,094	2003
	6.575152	6.741523	2.53%	212,373	2002
	7.542585	6.575152	-12.83%	291,952	2001
	9.849428	7.542585	-23.42%	347,465	2000
	9.210254	9.849428	6.94%	380,228	1999

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.972118	8.127339	-25.93%	9,554	2008
	10.814272	10.972118	1.46%	29,178	2007
	9.843498	10.814272	9.86%	12,199	2006
	9.722859	9.843498	1.24%	12,231	2005
	8.983094	9.722859	8.24%	13,803	2004
	7.162180	8.983094	25.42%	14,716	2003
	7.007024	7.162180	2.21%	13,061	2002
	8.041230	7.007024	-12.86%	14,910	2001
	10.000000	8.041230	-19.59%	8,058	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.825375	7.273840	-25.97%	730	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.825375	7.273840	-25.97%	730	2008
	10.000000	9.825375	-1.75%	536	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	15.047893	9.380767	-37.66%	96,111	2008
	14.423885	15.047893	4.33%	114,723	2007
	12.595391	14.423885	14.52%	141,238	2006
	12.142907	12.595391	3.73%	205,103	2005
	11.094119	12.142907	9.45%	261,096	2004
	8.731291	11.094119	27.06%	299,367	2003
	11.349065	8.731291	-23.07%	326,955	2002
	13.049356	11.349065	-13.03%	368,908	2001
	14.539880	13.049356	-10.25%	425,794	2000
	12.193234	14.539880	19.25%	369,530	1999

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.643818	14.976555	-4.27%	86,381	2008
	15.152040	15.643818	3.25%	108,236	2007
	14.674187	15.152040	3.26%	124,905	2006
	14.511414	14.674187	1.12%	176,180	2005
	14.039853	14.511414	3.36%	204,033	2004
	13.486945	14.039853	4.10%	253,299	2003
	12.352419	13.486945	9.18%	326,872	2002
	11.510006	12.352419	7.32%	358,339	2001
	10.458120	11.510006	10.06%	382,769	2000
	10.681197	10.458120	-2.09%	345,609	1999

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	41.529300	24.857558	-40.14%	16,268	2008
	36.343831	41.529300	14.27%	26,295	2007
	32.621316	36.343831	11.41%	37,691	2006
	27.889399	32.621316	16.97%	44,943	2005
	22.589329	27.889399	23.46%	60,452	2004
	16.479948	22.589329	37.07%	75,491	2003
	18.484070	16.479948	-10.84%	77,260	2002
	19.331537	18.484070	-4.38%	105,062	2001
	14.629390	19.331537	32.14%	113,769	2000
	10.000000	14.629390	46.29%	32,685	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.748996	14.192006	-40.24%	10,608	2008
	20.810404	23.748996	14.12%	17,286	2007
	18.710021	20.810404	11.23%	9,564	2006
	16.021532	18.710021	16.78%	9,894	2005
	12.988896	16.021532	23.35%	11,216	2004
	9.494742	12.988896	36.80%	11,009	2003
	10.664665	9.494742	-10.97%	10,789	2002
	11.171169	10.664665	-4.53%	13,478	2001
	10.000000	11.171169	11.71%	11,115	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.013656	13.266982	1.95%	63,604	2008
	12.504729	13.013656	4.07%	71,979	2007
	12.047827	12.504729	3.79%	65,585	2006
	11.815716	12.047827	1.96%	94,160	2005
	11.798730	11.815716	0.14%	92,528	2004
	11.806020	11.798730	-0.06%	152,737	2003
	11.732595	11.806020	0.63%	221,903	2002
	11.385393	11.732595	3.05%	234,505	2001
	10.820248	11.385393	5.22%	198,954	2000
	10.397737	10.820248	4.06%	286,015	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	18.570590	10.314949	-44.46%	15,360	2008
	16.013333	18.570590	15.97%	21,956	2007
	13.720391	16.013333	16.71%	28,177	2006
	11.654511	13.720391	17.73%	37,787	2005
	10.378340	11.654511	12.30%	73,604	2004
	7.324037	10.378340	41.70%	100,682	2003
	9.292160	7.324037	-21.18%	111,415	2002
	11.928989	9.292160	-22.10%	141,135	2001
	14.910446	11.928989	-20.00%	174,231	2000
	10.577127	14.910446	40.97%	113,985	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.976207	7.195403	-44.55%	125	2008
	11.204018	12.976207	15.82%	7,622	2007
	9.613928	11.204018	16.54%	2,025	2006
	8.179347	9.613928	17.54%	2,884	2005
	7.294899	8.179347	12.12%	2,917	2004
	5.154083	7.294899	41.54%	6,563	2003
	6.548392	5.154083	-21.29%	7,225	2002
	8.394882	6.548392	-22.00%	10,828	2001
	10.000000	8.394882	-16.05%	16,430	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.539533	9.728293	-44.54%	4,026	2008
	15.143205	17.539533	15.82%	13,005	2007
	12.989613	15.143205	16.58%	7,422	2006
	11.055128	12.989613	17.50%	16,359	2005
	10.000000	11.055128	10.55%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.641945	9.796874	-44.47%	3,810	2008
	15.210164	17.641945	15.99%	4,968	2007
	13.031918	15.210164	16.71%	6,111	2006
	11.074065	13.031918	17.68%	8,542	2005
	10.000000	11.074065	10.74%	10,444	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.708178	7.252624	-47.09%	1,416	2008
	13.583680	13.708178	0.92%	1,504	2007
	11.983124	13.583680	13.36%	1,544	2006
	11.415543	11.983124	4.97%	2,693	2005
	10.386633	11.415543	9.91%	1,624	2004
	7.828991	10.386633	32.67%	455	2003
	9.393264	7.828991	-16.65%	1,099	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.573179	7.171560	-47.16%	5,102	2008
	13.467426	13.573179	0.79%	9,867	2007
	11.895944	13.467426	13.21%	0	2006
	11.358814	11.895944	4.73%	0	2005
	10.348452	11.358814	9.76%	2,053	2004
	7.819367	10.348452	32.34%	2,053	2003
	9.393276	7.819367	-16.76%	2,053	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	17.028385	8.226531	-51.69%	0	2008
	16.297460	17.028385	4.48%	0	2007
	14.174098	16.297460	14.98%	0	2006
	13.967283	14.174098	1.48%	0	2005
	12.383355	13.967283	12.79%	0	2004
	7.931155	12.383355	56.14%	0	2003
	10.000000	7.931155	-20.69%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.976167	7.700790	-51.80%	784	2008
	15.313385	15.976167	4.33%	5,881	2007
	13.339953	15.313385	14.79%	9,812	2006
	13.161718	13.339953	1.35%	5,280	2005
	11.684334	13.161718	12.64%	22,173	2004
	7.503774	11.684334	55.71%	4,042	2003
	10.000000	7.503774	-24.96%	1,310	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.987405	10.111387	-27.71%	0	2008
	14.486358	13.987405	-3.44%	0	2007
	12.466872	14.486358	16.20%	0	2006
	12.151319	12.466872	2.60%	0	2005
	11.038418	12.151319	10.08%	0	2004
	8.932971	11.038418	23.57%	0	2003
	10.000000	8.932971	-10.67%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.609350	-33.91%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	18.077045	10.690166	-40.86%	374	2008
	15.778652	18.077045	14.57%	374	2007
	13.102663	15.778652	20.42%	374	2006
	11.985661	13.102663	9.32%	374	2005
	10.189721	11.985661	17.63%	374	2004
	7.768839	10.189721	31.16%	0	2003
	10.000000	7.768839	-22.31%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.936712	11.315935	-36.91%	0	2008
	17.080638	17.936712	5.01%	1,031	2007
	15.583232	17.080638	9.61%	1,293	2006
	14.198724	15.583232	9.75%	5,581	2005
	12.215917	14.198724	16.23%	0	2004
	10.000000	12.215917	22.16%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.809168	7.363899	-37.64%	1,172	2008
	10.749996	11.809168	9.85%	1,475	2007
	10.124236	10.749996	6.18%	6,214	2006
	9.816454	10.124236	3.14%	6,292	2005
	9.102738	9.816454	7.84%	12,885	2004
	7.503215	9.102738	21.32%	13,467	2003
	10.000000	7.503215	-24.97%	423	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.860457	5.201819	-52.10%	521	2008
	10.023184	10.860457	8.35%	742	2007
	9.901813	10.023184	1.23%	742	2006
	9.728607	9.901813	1.78%	813	2005
	8.595842	9.728607	13.18%	3,240	2004
	6.359051	8.595842	35.17%	3,031	2003
	10.000000	6.359051	-36.41%	7,146	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.791454	7.056524	-40.16%	318	2008
	11.654924	11.791454	1.17%	593	2007
	10.429677	11.654924	11.75%	2,814	2006
	10.035156	10.429677	3.93%	12,213	2005
	9.548727	10.035156	5.09%	783	2004
	7.232192	9.548727	32.03%	5,038	2003
	10.000000	7.232192	-27.68%	451	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	16.078318	10.700192	-33.45%	7,981	2008
	15.102993	16.078318	6.46%	8,297	2007
	12.665632	15.102993	19.24%	14,079	2006
	12.022191	12.665632	5.35%	3,968	2005
	10.581086	12.022191	13.62%	4,175	2004
	8.574784	10.581086	23.40%	6,609	2003
	10.000000	8.574784	-14.25%	3,381	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.402728	9.234658	-31.10%	2,041	2008
	12.672517	13.402728	5.76%	2,003	2007
	11.598094	12.672517	9.26%	5,108	2006
	11.270454	11.598094	2.91%	5,361	2005
	10.751588	11.270454	4.83%	5,626	2004
	9.264070	10.751588	16.06%	4,104	2003
	10.000000	9.264070	-7.36%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.397562	5.561030	-46.52%	0	2008
	10.197137	10.397562	1.97%	175	2007
	10.000000	10.197137	1.97%	175	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.319374	8.580237	-40.08%	955	2008
	13.448279	14.319374	6.48%	955	2007
	11.952742	13.448279	12.51%	955	2006
	11.304090	11.952742	5.74%	955	2005
	10.000000	11.304090	13.04%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	11.009718	7.650257	-30.51%	9,603	2008
	10.483365	11.009718	5.02%	3,681	2007
	10.000000	10.483365	4.83%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.663696	9.510049	-10.82%	5,725	2008
	10.465384	10.663696	1.89%	6,263	2007
	10.000000	10.465384	4.65%	4,093	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.183081	7.397298	-39.28%	3,767	2008
	10.766487	12.183081	13.16%	481	2007
	10.000000	10.766487	7.66%	260	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.395152	6.290124	-44.80%	2,560	2008
	10.292123	11.395152	10.72%	6,015	2007
	10.000000	10.292123	2.92%	5,839	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.822744	6.019832	-38.72%	0	2008
	10.000000	9.822744	-1.77%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.693614	8.319610	-28.85%	0	2008
	11.455462	11.693614	2.08%	0	2007
	10.467295	11.455462	9.44%	0	2006
	10.000000	10.467295	4.67%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	39.771198	16.555917	-58.37%	0	2008
	27.684411	39.771198	43.66%	1,103	2007
	20.524022	27.684411	34.89%	2,021	2006
	15.673744	20.524022	30.95%	2,021	2005
	13.152150	15.673744	19.17%	2,162	2004
	8.071891	13.152150	62.94%	2,483	2003
	10.000000	8.071891	-19.28%	946	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	30.019962	12.516410	-58.31%	8,729	2008
	20.859511	30.019962	43.91%	13,408	2007
	15.437027	20.859511	35.13%	19,682	2006
	11.774920	15.437027	31.10%	42,942	2005
	10.000000	11.774920	17.75%	513	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.469221	-45.31%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.118002	-48.82%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.134943	-38.65%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.133036	-38.67%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.367935	-36.32%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.932892	-20.67%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.209508	-27.90%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.085119	-9.15%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.567920	-24.32%	2,357	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.845834	-31.54%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.313515	-16.86%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.875451	-1.25%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.853568	-1.46%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.859397	-1.41%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.414394	13.232314	6.59%	35,390	2008
	11.708684	12.414394	6.03%	17,612	2007
	11.450017	11.708684	2.26%	19,427	2006
	11.205498	11.450017	2.18%	27,143	2005
	10.966647	11.205498	2.18%	36,143	2004
	10.865679	10.966647	0.93%	40,137	2003
	10.000000	10.865679	8.66%	59,043	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.316183	11.452870	-7.01%	12,036	2008
	11.811964	12.316183	4.27%	7,549	2007
	11.243892	11.811964	5.05%	4,704	2006
	10.999151	11.243892	2.23%	22,554	2005
	10.621705	10.999151	3.55%	25,304	2004
	9.947886	10.621705	6.77%	15,007	2003
	10.000000	9.947886	-0.52%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.254832	11.142496	-15.94%	8,996	2008
	12.654754	13.254832	4.74%	6,858	2007
	11.795191	12.654754	7.29%	2,698	2006
	11.408246	11.795191	3.39%	5,040	2005
	10.759060	11.408246	6.03%	8,067	2004
	9.563157	10.759060	12.51%	25,002	2003
	10.000000	9.563157	-4.37%	7,545	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.043429	10.672629	-24.00%	33,509	2008
	13.433029	14.043429	4.54%	56,899	2007
	12.191118	13.433029	10.19%	82,418	2006
	11.695127	12.191118	4.24%	76,654	2005
	10.790263	11.695127	8.39%	108,296	2004
	9.083363	10.790263	18.79%	7,530	2003
	10.000000	9.083363	-9.17%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	15.166189	10.295991	-32.11%	4,288	2008
	14.439904	15.166189	5.03%	5,923	2007
	12.740207	14.439904	13.34%	9,278	2006
	12.024631	12.740207	5.95%	7,311	2005
	10.841205	12.024631	10.92%	7,788	2004
	8.651160	10.841205	25.32%	0	2003
	10.000000	8.651160	-13.49%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.848926	9.904416	-37.51%	3,597	2008
	15.117287	15.848926	4.84%	3,597	2007
	13.072210	15.117287	15.64%	17,040	2006
	12.239747	13.072210	6.80%	467	2005
	10.848035	12.239747	12.83%	2,192	2004
	8.313690	10.848035	30.48%	0	2003
	10.000000	8.313690	-16.86%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.265808	10.226107	-37.13%	0	2008
	15.283947	16.265808	6.42%	0	2007
	14.055679	15.283947	8.74%	0	2006
	12.671316	14.055679	10.93%	0	2005
	11.065004	12.671316	14.52%	0	2004
	8.304631	11.065004	33.24%	0	2003
	10.000000	8.304631	-16.95%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.342196	9.622500	-37.28%	2,046	2008
	14.441308	15.342196	6.24%	5,666	2007
	13.298521	14.441308	8.59%	7,534	2006
	12.010284	13.298521	10.73%	14,075	2005
	10.508426	12.010284	14.29%	2,559	2004
	7.907673	10.508426	32.89%	7,985	2003
	10.000000	7.907673	-20.92%	0	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.835698	10.942117	0.98%	73,977	2008
	10.450453	10.835698	3.69%	36,911	2007
	10.103332	10.450453	3.44%	47,073	2006
	9.944911	10.103332	1.59%	85,628	2005
	9.969550	9.944911	-0.25%	76,842	2004
	10.012697	9.969550	-0.43%	65,546	2003
	10.000000	10.012697	0.13%	51,763	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.081303	-39.19%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.825138	8.403514	-46.90%	0	2008
	15.538476	15.825138	1.84%	0	2007
	12.792957	15.538476	21.46%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.668214	8.301809	-47.01%	4,611	2008
	15.419325	15.668214	1.61%	8,882	2007
	12.730152	15.419325	21.12%	13,255	2006
	11.506947	12.730152	10.63%	12,513	2005
	10.000000	11.506947	15.07%	4,118	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.315863	-36.84%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.303974	-36.96%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.226065	-37.74%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.710343	-32.90%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.533752	6.630538	-47.10%	1,923	2008
	11.568434	12.533752	8.34%	981	2007
	11.351949	11.568434	1.91%	1,497	2006
	10.648377	11.351949	6.61%	9,361	2005
	9.509171	10.648377	11.98%	2,121	2004
	7.168359	9.509171	32.65%	1,823	2003
	10.000000	7.168359	-28.32%	2,492	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	15.081190	10.124674	-32.87%	0	2008
	16.370754	15.081190	-7.88%	0	2007
	14.104766	16.370754	16.07%	0	2006
	13.829059	14.104766	1.99%	0	2005
	11.914703	13.829059	16.07%	0	2004
	7.676517	11.914703	55.21%	0	2003
	10.000000	7.676517	-23.23%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.819250	9.257240	-33.01%	3,513	2008
	15.055018	13.819250	-8.21%	11,267	2007
	12.992956	15.055018	15.87%	26,053	2006
	12.775132	12.992956	1.71%	28,313	2005
	11.035100	12.775132	15.77%	29,543	2004
	7.128347	11.035100	54.81%	24,393	2003
	10.000000	7.128347	-28.72%	10,005	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.840357	10.299738	-38.84%	0	2008
	16.664715	16.840357	1.05%	0	2007
	15.031518	16.664715	10.87%	0	2006
	13.524702	15.031518	11.14%	0	2005
	11.483710	13.524702	17.77%	0	2004
	8.230021	11.483710	39.53%	0	2003
	10.000000	8.230021	-17.70%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	17.061158	10.406840	-39.00%	2,276	2008
	16.922573	17.061158	0.82%	2,528	2007
	15.303222	16.922573	10.58%	4,019	2006
	13.807416	15.303222	10.83%	1,983	2005
	11.747303	13.807416	17.54%	11,626	2004
	8.442986	11.747303	39.14%	16,638	2003
	10.000000	8.442986	-15.57%	4,096	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.409283	6.591688	-42.23%	0	2008
	10.687410	11.409283	6.75%	0	2007
	10.000000	10.687410	6.87%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.873597	-1.26%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.593752	-44.06%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.138024	7.063913	-46.23%	1,163	2008
	11.661950	13.138024	12.66%	2,524	2007
	10.944643	11.661950	6.55%	1,115	2006
	10.547596	10.944643	3.76%	1,078	2005
	9.998064	10.547596	5.50%	1,370	2004
	7.731447	9.998064	29.32%	3,080	2003
	10.000000	7.731447	-22.69%	795	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	16.051179	9.498596	-40.82%	0	2008
	15.255591	16.051179	5.22%	0	2007
	13.099862	15.255591	16.46%	0	2006
	11.578402	13.099862	13.14%	0	2005
	10.000000	11.578402	15.78%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.905556	9.388404	-40.97%	21,098	2008
	15.156963	15.905556	4.94%	24,602	2007
	13.047244	15.156963	16.17%	31,255	2006
	11.561258	13.047244	12.85%	48,902	2005
	10.000000	11.561258	15.61%	4,602	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	18.307769	10.835018	-40.82%	0	2008
	17.403348	18.307769	5.20%	0	2007
	14.943675	17.403348	16.46%	0	2006
	13.211508	14.943675	13.11%	0	2005
	11.204513	13.211508	17.91%	0	2004
	7.917226	11.204513	41.52%	0	2003
	10.000000	7.917226	-20.83%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	18.073216	10.670734	-40.96%	1,008	2008
	17.218944	18.073216	4.96%	1,008	2007
	14.826709	17.218944	16.13%	1,008	2006
	13.136583	14.826709	12.87%	3,895	2005
	11.167671	13.136583	17.63%	4,138	2004
	7.900050	11.167671	41.36%	6,386	2003
	10.000000	7.900050	-21.00%	4,993	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.593074	2.003666	-79.11%	0	2008
	10.000000	9.593074	-4.07%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.801890	2.912673	-78.90%	0	2008
	13.963333	13.801890	-1.16%	0	2007
	12.895895	13.963333	8.28%	0	2006
	12.737662	12.895895	1.24%	0	2005
	11.813545	12.737662	7.82%	0	2004
	9.631355	11.813545	22.66%	0	2003
	10.000000	9.631355	-3.69%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.521975	8.211751	-39.27%	1,214	2008
	13.121491	13.521975	3.05%	1,459	2007
	11.555026	13.121491	13.56%	1,667	2006
	11.043333	11.555026	4.63%	2,016	2005
	10.225367	11.043333	8.00%	2,028	2004
	8.173058	10.225367	25.11%	2,083	2003
	10.000000	8.173058	-18.27%	6,701	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	17.070554	10.501274	-38.48%	639	2008
	17.463965	17.070554	-2.25%	639	2007
	15.347061	17.463965	13.79%	639	2006
	14.109649	15.347061	8.77%	639	2005
	11.940481	14.109649	18.17%	639	2004
	8.358865	11.940481	42.85%	0	2003
	10.000000	8.358865	-16.41%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.760631	5.987593	-38.66%	113	2008
	10.004023	9.760631	-2.43%	653	2007
	10.000000	10.004023	0.04%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	15.255259	12.908525	-15.38%	8,821	2008
	14.073684	15.255259	8.40%	18,923	2007
	13.263210	14.073684	6.11%	15,254	2006
	13.079309	13.263210	1.41%	24,379	2005
	12.189991	13.079309	7.30%	15,542	2004
	10.515050	12.189991	15.93%	18,088	2003
	10.000000	10.515050	5.15%	7,780	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.061669	9.136180	-39.34%	0	2008
	16.200708	15.061669	-7.03%	0	2007
	14.124764	16.200708	14.70%	0	2006
	13.565020	14.124764	4.13%	0	2005
	12.338004	13.565020	9.95%	0	2004
	10.000000	12.338004	23.38%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.881480	9.916958	-44.54%	0	2008
	16.676909	17.881480	7.22%	0	2007
	13.195632	16.676909	26.38%	0	2006
	11.885512	13.195632	11.02%	0	2005
	10.337449	11.885512	14.98%	0	2004
	8.128269	10.337449	27.18%	0	2003
	10.000000	8.128269	-18.72%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	15.229287	9.137712	-40.00%	0	2008
	17.634846	15.229287	-13.64%	0	2007
	15.193728	17.634846	16.07%	0	2006
	14.345748	15.193728	5.91%	0	2005
	11.486731	14.345748	24.89%	0	2004
	7.757281	11.486731	48.08%	0	2003
	10.000000	7.757281	-22.43%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.026750	7.493377	-37.69%	0	2008
	11.519162	12.026750	4.41%	0	2007
	11.040925	11.519162	4.33%	0	2006
	10.556790	11.040925	4.59%	0	2005
	10.157603	10.556790	3.93%	0	2004
	8.218225	10.157603	23.60%	0	2003
	10.000000	8.218225	-17.82%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.462089	10.155893	-11.40%	0	2008
	11.009855	11.462089	4.11%	0	2007
	10.743786	11.009855	2.48%	0	2006
	10.446519	10.743786	2.85%	0	2005
	10.144192	10.446519	2.98%	0	2004
	10.000000	10.144192	1.44%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	22.211718	13.614284	-38.71%	6,022	2008
	27.135885	22.211718	-18.15%	6,195	2007
	19.919591	27.135885	36.23%	9,559	2006
	17.242106	19.919591	15.53%	8,805	2005
	12.805750	17.242106	34.64%	8,437	2004
	10.000000	12.805750	28.06%	756	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.603539	5.842418	-49.65%	641	2008
	10.053985	11.603539	15.41%	5,593	2007
	9.900523	10.053985	1.55%	281	2006
	9.295306	9.900523	6.51%	535	2005
	8.797708	9.295306	5.66%	1,908	2004
	6.998845	8.797708	25.70%	2,654	2003
	10.000000	6.998845	-30.01%	1,591	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.854134	8.800646	-36.48%	6,017	2008
	14.335726	13.854134	-3.36%	15,805	2007
	12.484346	14.335726	14.83%	30,396	2006
	12.118416	12.484346	3.02%	37,695	2005
	10.429413	12.118416	16.19%	33,488	2004
	8.060018	10.429413	29.40%	12,618	2003
	10.000000	8.060018	-19.40%	3,762	2002*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.300699	6.326665	-52.43%	59,454	2008
	13.268487	13.300699	0.24%	83,413	2007
	11.878443	13.268487	11.70%	89,280	2006
	11.391834	11.878443	4.27%	98,407	2005
	10.392136	11.391834	9.62%	100,004	2004
	7.883164	10.392136	31.83%	96,678	2003
	10.000000	7.883164	-21.17%	50,887	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.814410	7.271132	-43.26%	37,294	2008
	11.597036	12.814410	10.50%	46,481	2007
	11.055895	11.597036	4.89%	52,636	2006
	10.295352	11.055895	7.39%	56,468	2005
	9.789884	10.295352	5.16%	55,191	2004
	7.662536	9.789884	27.76%	49,129	2003
	10.000000	7.662536	-23.37%	14,697	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.295235	8.537063	-47.61%	8,916	2008
	14.865377	16.295235	9.62%	11,031	2007
	12.899293	14.865377	15.24%	13,663	2006
	11.899379	12.899293	8.40%	14,289	2005
	10.417088	11.899379	14.23%	14,104	2004
	7.781500	10.417088	33.87%	8,957	2003
	10.000000	7.781500	-22.19%	2,639	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	15.033186	7.860702	-47.71%	2,203	2008
	13.750832	15.033186	9.33%	2,216	2007
	11.959212	13.750832	14.98%	1,735	2006
	11.066422	11.959212	8.07%	0	2005
	10.000000	11.066422	10.66%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.585252	8.004116	-30.91%	23,639	2008
	10.835351	11.585252	6.92%	23,067	2007
	10.000000	10.835351	8.35%	25,079	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.541511	7.953407	-31.09%	19,689	2008
	10.818237	11.541511	6.69%	16,717	2007
	10.000000	10.818237	8.18%	39,629	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	22.104587	12.997208	-41.20%	8,481	2008
	19.530177	22.104587	13.18%	12,183	2007
	15.441529	19.530177	26.48%	12,343	2006
	13.264583	15.441529	16.41%	12,746	2005
	10.842045	13.264583	22.34%	14,166	2004
	8.524659	10.842045	27.18%	12,859	2003
	10.000000	8.524659	-14.75%	4,082	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.451101	10.922903	-29.31%	25,232	2008
	14.261985	15.451101	8.34%	30,152	2007
	12.962876	14.261985	10.02%	36,417	2006
	12.179070	12.962876	6.44%	37,053	2005
	10.819481	12.179070	12.57%	36,301	2004
	8.592710	10.819481	25.91%	28,615	2003
	10.000000	8.592710	-14.07%	13,564	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.373500	8.430404	-41.35%	82,166	2008
	13.860584	14.373500	3.70%	86,416	2007
	11.979692	13.860584	15.70%	101,959	2006
	11.580332	11.979692	3.45%	115,073	2005
	10.527714	11.580332	10.00%	127,337	2004
	8.052943	10.527714	30.73%	106,783	2003
	10.000000	8.052943	-19.47%	59,854	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.638157	12.307472	-53.80%	16,861	2008
	25.511897	26.638157	4.41%	22,970	2007
	19.090479	25.511897	33.64%	26,169	2006
	16.565529	19.090479	15.24%	28,287	2005
	13.411564	16.565529	23.52%	30,535	2004
	9.420392	13.411564	42.37%	40,152	2003
	10.000000	9.420392	-5.80%	22,717	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.185099	7.252108	-40.48%	18,376	2008
	10.844913	12.185099	12.36%	23,393	2007
	11.035952	10.844913	-1.73%	22,082	2006
	9.716171	11.035952	13.58%	23,740	2005
	9.067537	9.716171	7.15%	26,290	2004
	7.431756	9.067537	22.01%	26,173	2003
	10.000000	7.431756	-25.68%	9,175	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.785000	11.301449	-36.46%	64,307	2008
	17.713317	17.785000	0.40%	91,978	2007
	15.682603	17.713317	12.95%	95,673	2006
	14.870443	15.682603	5.46%	92,488	2005
	12.627248	14.870443	17.76%	91,356	2004
	9.061970	12.627248	39.34%	85,518	2003
	10.000000	9.061970	-9.38%	51,914	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.888422	10.855792	-31.67%	31,052	2008
	16.172015	15.888422	-1.75%	33,464	2007
	14.291795	16.172015	13.16%	40,401	2006
	13.475585	14.291795	6.06%	39,190	2005
	11.178939	13.475585	20.54%	37,883	2004
	8.203773	11.178939	36.27%	24,732	2003
	10.000000	8.203773	-17.96%	10,417	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.289669	7.970211	-35.15%	15,267	2008
	11.529479	12.289669	6.59%	15,494	2007
	10.675178	11.529479	8.00%	15,754	2006
	10.416934	10.675178	2.48%	17,327	2005
	9.916881	10.416934	5.04%	18,668	2004
	7.957795	9.916881	24.62%	12,973	2003
	10.000000	7.957795	-20.42%	5,661	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.489404	9.007464	-37.83%	66,525	2008
	13.919906	14.489404	4.09%	75,250	2007
	12.185752	13.919906	14.23%	71,776	2006
	11.768772	12.185752	3.54%	72,591	2005
	10.755230	11.768772	9.42%	71,170	2004
	8.471828	10.755230	26.95%	51,888	2003
	10.000000	8.471828	-15.28%	15,922	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.201181	10.042970	-38.01%	19,015	2008
	15.603519	16.201181	3.83%	32,087	2007
	13.694236	15.603519	13.94%	32,003	2006
	13.258304	13.694236	3.29%	32,277	2005
	12.148139	13.258304	9.14%	42,153	2004
	10.000000	12.148139	21.48%	28,014	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.729151	7.660508	-34.69%	33,814	2008
	13.158039	11.729151	-10.86%	31,608	2007
	11.421251	13.158039	15.21%	31,879	2006
	11.021533	11.421251	3.63%	39,163	2005
	10.177183	11.021533	8.30%	40,280	2004
	8.082311	10.177183	25.92%	34,368	2003
	10.000000	8.082311	-19.18%	1,187	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.222722	9.197515	-30.44%	17,991	2008
	12.194819	13.222722	8.43%	17,378	2007
	10.649401	12.194819	14.51%	19,294	2006
	10.588023	10.649401	0.58%	22,006	2005
	9.995143	10.588023	5.93%	23,559	2004
	8.158267	9.995143	22.52%	25,334	2003
	10.000000	8.158267	-18.42%	1,904	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.735946	10.770734	-26.91%	77,048	2008
	14.440753	14.735946	2.04%	112,578	2007
	13.205460	14.440753	9.35%	129,025	2006
	13.055391	13.205460	1.15%	127,200	2005
	11.983060	13.055391	8.95%	135,600	2004
	9.948267	11.983060	20.45%	126,921	2003
	10.000000	9.948267	-0.52%	34,996	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.667211	8.410126	-46.32%	3,256	2008
	14.461872	15.667211	8.33%	7,674	2007
	12.298984	14.461872	17.59%	8,375	2006
	11.400527	12.298984	7.88%	8,415	2005
	10.105967	11.400527	12.81%	10,129	2004
	7.749626	10.105967	30.41%	9,007	2003
	10.000000	7.749626	-22.50%	2,304	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.915630	10.011556	-44.12%	24,235	2008
	15.350044	17.915630	16.71%	29,987	2007
	14.339967	15.350044	7.04%	33,684	2006
	12.864797	14.339967	11.47%	32,708	2005
	11.268912	12.864797	14.16%	32,829	2004
	8.134115	11.268912	38.54%	18,928	2003
	10.000000	8.134115	-18.66%	8,198	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.088524	11.084246	-8.31%	130,237	2008
	11.599239	12.088524	4.22%	136,352	2007
	11.260136	11.599239	3.01%	137,601	2006
	11.239211	11.260136	0.19%	159,891	2005
	10.967214	11.239211	2.48%	166,031	2004
	10.596893	10.967214	3.49%	133,282	2003
	10.000000	10.596893	5.97%	48,510	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.058127	11.024769	-8.57%	121,451	2008
	11.596886	12.058127	3.98%	163,123	2007
	11.283249	11.596886	2.78%	197,978	2006
	11.296895	11.283249	-0.12%	200,303	2005
	11.055516	11.296895	2.18%	208,388	2004
	10.703290	11.055516	3.29%	203,876	2003
	10.000000	10.703290	7.03%	48,698	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.515825	6.328280	-49.44%	0	2008
	10.769740	12.515825	16.21%	0	2007
	10.043252	10.769740	7.23%	0	2006
	9.404296	10.043252	6.79%	0	2005
	8.626621	9.404296	9.01%	0	2004
	6.685007	8.626621	29.04%	0	2003
	9.176015	6.685007	-27.15%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.281255	6.206166	-49.47%	29,028	2008
	10.585392	12.281255	16.02%	25,998	2007
	9.883331	10.585392	7.10%	27,463	2006
	9.274989	9.883331	6.56%	27,883	2005
	8.528560	9.274989	8.75%	28,875	2004
	6.618910	8.528560	28.85%	28,291	2003
	9.120319	6.618910	-27.43%	23,397	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.974835	9.133764	-29.60%	0	2008
	11.373205	12.974835	14.08%	0	2007
	10.723471	11.373205	6.06%	0	2006
	10.432617	10.723471	2.79%	0	2005
	10.012099	10.432617	4.20%	0	2004
	8.585970	10.012099	16.61%	0	2003
	9.524678	8.585970	-9.86%	0	2002
	10.058144	9.524678	-5.30%	0	2001
	10.599754	10.058144	-5.11%	0	2000
	10.000000	10.599754	6.00%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	12.086240	8.497940	-29.69%	8,287	2008
	10.611202	12.086240	13.90%	18,564	2007
	10.014282	10.611202	5.96%	37,037	2006
	9.756492	10.014282	2.64%	39,937	2005
	9.379376	9.756492	4.02%	46,276	2004
	8.060003	9.379376	16.37%	47,187	2003
	8.958520	8.060003	-10.03%	47,007	2002
	9.474016	8.958520	-5.44%	93,466	2001
	10.000000	9.474016	-5.26%	37,838	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.648716	7.387149	-36.58%	1,382	2008
	9.908756	11.648716	17.56%	1,628	2007
	9.376464	9.908756	5.68%	2,448	2006
	9.134159	9.376464	2.65%	2,822	2005
	8.725053	9.134159	4.69%	3,211	2004
	7.163768	8.725053	21.79%	3,602	2003
	8.576262	7.163768	-16.47%	4,338	2002
	9.376200	8.576262	-8.53%	4,931	2001
	10.846645	9.376200	-13.56%	5,234	2000
	10.000000	10.846645	8.47%	4,517	1999*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.677883	6.764719	-36.65%	14,584	2008
	9.103786	10.677883	17.29%	12,435	2007
	8.624799	9.103786	5.55%	19,504	2006
	8.420272	8.624799	2.43%	23,673	2005
	8.060089	8.420272	4.47%	26,145	2004
	6.624331	8.060089	21.67%	28,169	2003
	7.957427	6.624331	-16.75%	30,507	2002
	8.708322	7.957427	-8.62%	35,033	2001
	10.000000	8.708322	-12.92%	25,492	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	12.201942	7.961882	-34.75%	3,481	2008
	11.330152	12.201942	7.69%	3,274	2007
	10.261440	11.330152	10.41%	9,191	2006
	9.824167	10.261440	4.45%	12,316	2005
	9.422525	9.824167	4.26%	12,732	2004
	8.106438	9.422525	16.24%	13,554	2003
	8.983020	8.106438	-9.76%	15,756	2002
	9.242848	8.983020	-2.81%	19,383	2001
	9.773610	9.242848	-5.43%	32,693	2000
	10.000000	9.773610	-2.26%	13,284	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.537557	8.165294	-34.87%	64,534	2008
	11.660967	12.537557	7.52%	31,093	2007
	10.574380	11.660967	10.28%	32,840	2006
	10.131737	10.574380	4.37%	52,357	2005
	9.742992	10.131737	3.99%	57,052	2004
	8.390416	9.742992	16.12%	62,775	2003
	9.315980	8.390416	-9.94%	68,200	2002
	9.599804	9.315980	-2.96%	70,419	2001
	10.000000	9.599804	-4.00%	9,499	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	17.409258	9.880415	-43.25%	113,332	2008
	14.981031	17.409258	16.21%	123,660	2007
	13.574017	14.981031	10.37%	127,665	2006
	11.745668	13.574017	15.57%	117,852	2005
	10.296811	11.745668	14.07%	114,561	2004
	8.111429	10.296811	26.94%	74,953	2003
	9.055114	8.111429	-10.42%	39,303	2002
	10.447964	9.055114	-13.33%	29,984	2001
	11.323961	10.447964	-7.74%	33,288	2000
	10.000000	11.323961	13.24%	10,698	1999*

Fidelity Variable Insurance Products Fund – VIP Contrafund®Portfolio: Service Class 2 – Q/NQ	15.234627	8.634638	-43.32%	358,967	2008
	13.132649	15.234627	16.01%	411,520	2007
	11.916088	13.132649	10.21%	447,883	2006
	10.328798	11.916088	15.37%	480,428	2005
	9.068888	10.328798	13.89%	466,268	2004
	7.152860	9.068888	26.79%	332,578	2003
	8.000890	7.152860	-10.60%	227,172	2002
	9.242912	8.000890	-13.44%	188,098	2001
	10.000000	9.242912	-7.57%	70,842	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.999870	5.816359	-41.84%	0	2008
	9.456762	9.999870	5.74%	0	2007
	8.387874	9.456762	12.74%	0	2006
	7.010141	8.387874	19.65%	0	2005
	6.998880	7.010141	0.16%	0	2004
	5.653291	6.998880	23.80%	0	2003
	6.161368	5.653291	-8.25%	0	2002
	8.726694	6.161368	-29.40%	0	2001
	10.000000	8.726694	-12.73%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.885308	5.734111	-41.99%	37,128	2008
	9.365570	9.885308	5.55%	34,184	2007
	8.320048	9.365570	12.57%	31,456	2006
	6.970968	8.320048	19.35%	32,664	2005
	6.959264	6.970968	0.17%	40,479	2004
	5.633286	6.959264	23.54%	22,486	2003
	6.161373	5.633286	-8.57%	23,916	2002
	8.726696	6.161373	-29.40%	29,104	2001
	10.000000	8.726696	-12.73%	24	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.636949	7.727243	-43.34%	134,602	2008
	13.596710	13.636949	0.30%	170,449	2007
	11.448642	13.596710	18.76%	185,495	2006
	10.945410	11.448642	4.60%	186,603	2005
	9.936154	10.945410	10.16%	167,288	2004
	7.715073	9.936154	28.79%	124,785	2003
	9.398499	7.715073	-17.91%	44,029	2002
	10.013214	9.398499	-6.14%	33,834	2001
	9.347646	10.013214	7.12%	39,984	2000
	10.000000	9.347646	-6.52%	9,213	1999*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.639361	8.279659	-43.44%	347,001	2008
	14.617071	14.639361	0.15%	387,660	2007
	12.323277	14.617071	18.61%	460,739	2006
	11.802507	12.323277	4.41%	502,234	2005
	10.728580	11.802507	10.01%	542,089	2004
	8.342645	10.728580	28.60%	511,013	2003
	10.181917	8.342645	-18.06%	362,934	2002
	10.863547	10.181917	-6.27%	248,989	2001
	10.000000	10.863547	8.64%	50,212	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.980689	6.898908	-42.42%	0	2008
	10.816591	11.980689	10.76%	0	2007
	9.677445	10.816591	11.77%	2,356	2006
	9.099777	9.677445	6.35%	7,433	2005
	8.700405	9.099777	4.59%	11,054	2004
	7.117460	8.700405	22.24%	22,068	2003
	8.638736	7.117460	-17.61%	25,594	2002
	9.583526	8.638736	-9.86%	39,135	2001
	10.061118	9.583526	-4.75%	51,939	2000
	10.000000	10.061118	0.61%	15,029	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.140690	6.976259	-42.54%	109,970	2008
	10.975048	12.140690	10.62%	118,100	2007
	9.832709	10.975048	11.62%	140,334	2006
	9.256762	9.832709	6.22%	162,620	2005
	8.869787	9.256762	4.36%	196,043	2004
	7.265105	8.869787	22.09%	186,694	2003
	8.834091	7.265105	-17.76%	120,836	2002
	9.817168	8.834091	-10.01%	128,141	2001
	10.000000	9.817168	-1.83%	64,054	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.826841	4.367446	-55.56%	9,259	2008
	8.075815	9.826841	21.68%	8,734	2007
	7.754312	8.075815	4.15%	17,312	2006
	7.202084	7.754312	7.67%	22,217	2005
	6.802001	7.202084	5.88%	23,989	2004
	5.304268	6.802001	28.24%	34,934	2003
	6.868704	5.304268	-22.78%	55,416	2002
	8.117650	6.868704	-15.39%	73,522	2001
	9.909749	8.117650	-18.08%	103,519	2000
	10.000000	9.909749	-0.90%	19,408	1999*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	10.169760	4.512178	-55.63%	19,596	2008
	8.366941	10.169760	21.55%	27,711	2007
	8.047818	8.366941	3.97%	34,577	2006
	7.487415	8.047818	7.48%	50,234	2005
	7.082645	7.487415	5.71%	68,961	2004
	5.534090	7.082645	27.98%	79,995	2003
	7.174692	5.534090	-22.87%	93,759	2002
	8.499348	7.174692	-15.59%	128,917	2001
	10.000000	8.499348	-15.01%	75,111	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.347254	5.921509	-47.82%	8,566	2008
	9.043977	11.347254	25.47%	8,956	2007
	8.567534	9.043977	5.56%	30,765	2006
	8.197495	8.567534	4.51%	33,996	2005
	8.026714	8.197495	2.13%	38,855	2004
	6.112223	8.026714	31.32%	46,045	2003
	8.854191	6.112223	-30.97%	51,465	2002
	10.882393	8.854191	-18.64%	65,429	2001
	12.372047	10.882393	-12.04%	77,114	2000
	10.000000	12.372047	23.72%	23,375	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.734977	4.551891	-47.89%	368,585	2008
	6.973525	8.734977	25.26%	402,944	2007
	6.616041	6.973525	5.40%	481,651	2006
	6.340535	6.616041	4.35%	579,624	2005
	6.216933	6.340535	1.99%	675,141	2004
	4.742706	6.216933	31.08%	725,478	2003
	6.879860	4.742706	-31.06%	607,697	2002
	8.470211	6.879860	-18.78%	548,258	2001
	10.000000	8.470211	-15.30%	196,392	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.213661	7.569530	-25.89%	2,091	2008
	10.060613	10.213661	1.52%	2,320	2007
	9.149492	10.060613	9.96%	7,340	2006
	9.023304	9.149492	1.40%	8,044	2005
	8.334567	9.023304	8.26%	10,498	2004
	6.637154	8.334567	25.57%	12,055	2003
	6.476636	6.637154	2.48%	10,496	2002
	7.433364	6.476636	-12.87%	19,257	2001
	9.711691	7.433364	-23.46%	25,778	2000
	10.000000	9.711691	-2.88%	9,214	1999*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.929686	8.091811	-25.96%	74,792	2008
	10.777907	10.929686	1.41%	133,295	2007
	9.815349	10.777907	9.81%	192,653	2006
	9.699927	9.815349	1.19%	186,233	2005
	8.966435	9.699927	8.18%	224,337	2004
	7.152519	8.966435	23.56%	266,189	2003
	7.001121	7.152519	2.16%	153,962	2002
	8.038536	7.001121	-12.91%	143,516	2001
	10.000000	8.038536	-19.61%	62,966	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.822055	7.267701	-26.01%	29,607	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.822055	7.267701	-26.01%	29,607	2008
	10.000000	9.822055	-1.78%	23,244	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	11.171925	6.960986	-37.69%	121,866	2008
	10.714085	11.171925	4.27%	98,723	2007
	9.360586	10.714085	14.46%	160,510	2006
	9.028863	9.360586	3.67%	226,946	2005
	8.253205	9.028863	9.40%	260,086	2004
	6.498715	8.253205	27.00%	318,907	2003
	8.451416	6.498715	-23.11%	389,180	2002
	9.722536	8.451416	-13.07%	512,540	2001
	10.838507	9.722536	-10.30%	107,388	2000
	10.000000	10.838507	8.39%	18,731	1999*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.620954	13.990245	-4.31%	73,944	2008
	14.168522	14.620954	3.19%	61,253	2007
	13.728611	14.168522	3.20%	137,263	2006
	13.583174	13.728611	1.07%	151,590	2005
	13.148426	13.583174	3.31%	178,045	2004
	12.637011	13.148426	4.05%	211,880	2003
	11.579832	12.637011	9.13%	278,234	2002
	10.795593	11.579832	7.26%	252,187	2001
	9.183933	10.795593	10.00%	86,761	2000
	10.000000	9.813933	-1.86%	17,542	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	38.174989	22.838240	-40.17%	3,031	2008
	33.425324	38.174989	14.21%	3,355	2007
	30.016859	33.425324	11.36%	4,668	2006
	25.675666	30.016859	16.91%	5,469	2005
	20.806800	25.675666	23.40%	5,056	2004
	15.187173	20.806800	37.00%	10,468	2003
	17.042700	15.187173	-10.89%	9,096	2002
	17.833141	17.042700	-4.43%	11,159	2001
	13.502242	17.833141	32.08%	12,126	2000
	10.000000	13.502242	35.02%	77	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.657171	14.129976	-40.27%	232,141	2008
	20.740476	23.657171	14.06%	278,422	2007
	18.656558	20.740476	11.17%	319,958	2006
	15.983802	18.656558	16.72%	358,050	2005
	12.964854	15.983802	23.29%	368,347	2004
	9.481946	12.964854	36.73%	321,026	2003
	10.655681	9.481946	-11.02%	245,816	2002
	11.167442	10.655681	-4.58%	210,982	2001
	10.000000	11.167442	11.67%	56,520	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.305950	12.539160	1.90%	52,191	2008
	11.830708	12.305950	4.02%	37,920	2007
	11.404178	11.830708	3.74%	21,068	2006
	11.190106	11.404178	1.91%	50,315	2005
	11.179669	11.190106	0.09%	56,120	2004
	11.192231	11.179669	-0.11%	70,985	2003
	11.128248	11.192231	0.57%	78,957	2002
	10.804422	11.128248	3.00%	89,040	2001
	10.273279	10.804422	5.17%	10,708	2000
	10.000000	10.273279	2.73%	2,487	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	16.264257	9.029335	-44.48%	1,197	2008
	14.031727	16.264257	15.91%	1,197	2007
	12.028585	14.031727	16.65%	2,753	2006
	10.222583	12.028585	17.67%	3,362	2005
	9.107814	10.222583	12.24%	5,066	2004
	6.430662	9.107814	41.63%	16,144	2003
	8.162853	6.430662	-21.22%	18,088	2002
	10.484559	8.162853	-22.14%	21,063	2001
	13.111592	10.484559	-20.04%	21,920	2000
	10.000000	13.111592	31.12%	2,518	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.926015	7.163942	-44.58%	43,898	2008
	11.166358	12.926015	15.76%	53,250	2007
	9.586439	11.166358	16.48%	70,359	2006
	8.160065	9.586439	17.48%	93,423	2005
	7.281387	8.160065	12.07%	105,968	2004
	5.147134	7.281387	41.46%	131,598	2003
	6.542864	5.147134	-21.33%	104,169	2002
	8.392071	6.542864	-22.04%	120,752	2001
	10.000000	8.392071	-16.08%	50,835	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.507114	9.705395	-44.56%	41,656	2008
	15.122895	17.507114	15.77%	47,211	2007
	12.978724	15.122895	16.52%	39,446	2006
	11.051431	12.978724	17.44%	26,626	2005
	10.000000	11.051431	10.51%	17,598	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.609352	9.773816	-44.50%	13,411	2008
	15.189776	17.609352	15.93%	13,832	2007
	13.020998	15.189776	16.66%	13,624	2006
	11.070371	13.020998	17.62%	6,944	2005
	10.000000	11.070371	10.70%	4,945	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.662620	7.224853	-47.12%	0	2008
	13.545415	13.662620	0.87%	716	2007
	11.955393	13.545415	13.30%	716	2006
	11.394868	11.955393	4.92%	716	2005
	10.373070	11.394868	9.85%	0	2004
	7.822723	10.373070	32.60%	0	2003
	9.390496	7.822723	-16.70%	469	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.528085	7.144111	-47.19%	10,978	2008
	13.429496	13.528085	0.73%	11,392	2007
	11.868418	13.429496	13.15%	11,532	2006
	11.338257	11.868418	4.68%	12,617	2005
	10.334948	11.338257	9.71%	13,122	2004
	7.813107	10.334948	32.28%	17,212	2003
	9.390506	7.813107	-16.80%	16,770	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.980456	8.199207	-51.71%	13,155	2008
	16.259845	16.980456	4.43%	16,203	2007
	14.148516	16.259845	14.92%	19,139	2006
	13.949100	14.148516	1.43%	21,208	2005
	12.373488	13.949100	12.73%	22,727	2004
	7.928847	12.373488	56.06%	16,353	2003
	10.000000	7.928847	-20.71%	6,944	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.930468	7.674867	-51.82%	33,086	2008
	15.277341	15.930468	4.28%	31,705	2007
	13.315258	15.277341	14.74%	43,916	2006
	13.143979	13.315258	1.30%	43,228	2005
	11.674490	13.143979	12.59%	49,059	2004
	7.501229	11.674490	55.63%	`44,036	2003
	10.000000	7.501229	-24.99%	22,313	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.948001	10.077791	-27.75%	75,750	2008
	14.452889	13.948001	-3.49%	106,730	2007
	12.444345	14.452889	16.14%	119,555	2006
	12.135478	12.444345	2.55%	116,675	2005
	11.029610	12.135478	10.03%	104,687	2004
	8.930354	11.029610	23.51%	55,003	2003
	10.000000	8.930354	-10.70%	20,487	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.607120	-33.93%	414	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	18.026134	10.654671	-40.89%	20,531	2008
	15.742226	18.026134	14.51%	22,049	2007
	13.078998	15.742226	20.36%	24,449	2006
	11.970052	13.078998	9.26%	25,562	2005
	10.181592	11.970052	17.57%	28,148	2004
	7.766559	10.181592	31.10%	14,958	2003
	10.000000	7.766559	-22.33%	4,263	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.894461	11.283560	-36.94%	1,712	2008
	17.049066	17.894461	4.96%	2,033	2007
	15.562268	17.049066	9.55%	1,678	2006
	14.186773	15.562268	9.70%	3,546	2005
	12.211795	14.186773	16.17%	954	2004
	10.000000	12.211795	22.12%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.774143	7.338336	-37.67%	24,936	2008
	10.723562	11.774143	9.80%	32,481	2007
	10.104435	10.723562	6.13%	49,979	2006
	9.802195	10.104435	3.08%	52,804	2005
	9.094107	9.802195	7.79%	52,665	2004
	7.499883	9.094107	21.26%	57,503	2003
	10.000000	7.499883	-25.00%	19,506	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.828247	5.183762	-52.13%	48,703	2008
	9.998538	10.828247	8.30%	46,745	2007
	9.882451	9.998538	1.17%	72,754	2006
	9.714472	9.882451	1.73%	81,999	2005
	8.587699	9.714472	13.12%	87,474	2004
	6.356232	8.587699	35.11%	85,718	2003
	10.000000	6.356232	-36.44%	41,186	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.756457	7.032010	-40.19%	34,234	2008
	11.626248	11.756457	1.12%	48,994	2007
	10.409266	11.626248	11.69%	59,582	2006
	10.020563	10.409266	3.88%	65,875	2005
	9.539674	10.020563	5.04%	69,432	2004
	7.228978	9.539674	31.96%	69,743	2003
	10.000000	7.228978	-27.71%	35,201	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	16.030645	10.663066	-33.48%	63,915	2008
	15.065857	16.030645	6.40%	78,362	2007
	12.640860	15.065857	19.18%	73,937	2006
	12.004731	12.640860	5.30%	63,347	2005
	10.571055	12.004731	13.56%	63,473	2004
	8.570977	10.571055	23.34%	49,970	2003
	10.000000	8.570977	-14.29%	6,117	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.365004	9.204004	-31.13%	869,004	2008
	12.643275	13.365004	5.71%	1,084,010	2007
	11.577172	12.643275	9.21%	1,195,350	2006
	11.255787	11.577172	2.86%	1,276,655	2005
	10.743030	11.255787	4.77%	1,398,497	2004
	9.261363	10.743030	16.00%	1,128,286	2003
	10.000000	9.261363	-7.39%	422,266	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.388803	5.553532	-46.54%	22,292	2008
	10.193716	10.388803	1.91%	11,442	2007
	10.000000	10.193716	1.94%	11,379	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.292911	8.560035	-40.11%	1,183	2008
	13.430250	14.292911	6.42%	1,183	2007
	11.942734	13.430250	12.46%	0	2006
	11.300308	11.942734	5.69%	0	2005
	10.000000	11.300308	13.00%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	11.000442	7.639940	-30.55%	131,296	2008
	10.479861	11.000442	4.97%	110,842	2007
	10.000000	10.479861	4.80%	49,282	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.654712	9.497230	-10.86%	35,500	2008
	10.461879	10.654712	1.84%	28,616	2007
	10.000000	10.461879	4.62%	2,326	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.172813	7.387323	-39.31%	34,496	2008
	10.762882	12.172813	13.10%	24,996	2007
	10.000000	10.762882	7.63%	7,356	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.385541	6.281631	-44.83%	60,796	2008
	10.288678	11.385541	10.66%	46,115	2007
	10.000000	10.288678	2.89%	31,413	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.819431	6.014749	-38.75%	20,147	2008
	10.000000	9.819431	-1.81%	5,363	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.677897	8.304238	-28.89%	11,069	2008
	11.445881	11.677897	2.03%	3,442	2007
	10.463797	11.445881	9.39%	650	2006
	10.000000	10.463797	4.64%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	39.653293	16.498462	-58.39%	2,227	2008
	27.616344	39.653293	43.59%	12,866	2007
	20.483882	27.616344	34.82%	13,477	2006
	15.650971	20.483882	30.88%	14,399	2005
	13.139679	15.650971	19.11%	14,701	2004
	8.068310	13.139679	62.86%	15,351	2003
	10.000000	8.068310	-19.32%	5,882	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.964484	12.486933	-58.33%	22,577	2008
	20.831525	29.964484	43.84%	26,925	2007
	15.424087	20.831525	35.06%	16,349	2006
	11.770979	15.424087	31.03%	9,507	2005
	10.000000	11.770979	17.71%	3,920	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.467370	-45.33%	816	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.116272	-48.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.132866	-38.67%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.130958	-38.69%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.365782	-36.34%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.930212	-20.70%	5,636	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.207070	-27.93%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.082054	-9.18%	7,665	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.565372	-24.35%	15,067	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.843520	-31.56%	4,056	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.310716	-16.89%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.872127	-1.28%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.850251	-1.50%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.856077	-1.44%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.377589	13.186426	6.53%	259,672	2008
	11.679902	12.377589	5.97%	278,463	2007
	11.427628	11.679902	2.21%	317,067	2006
	11.189214	11.427628	2.13%	359,709	2005
	10.956253	11.189214	2.13%	387,666	2004
	10.860867	10.956253	0.88%	432,184	2003
	10.000000	10.860867	8.61%	255,787	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.279672	11.413148	-7.06%	264,905	2008
	11.782933	12.279672	4.22%	453,143	2007
	11.221915	11.782933	5.00%	525,335	2006
	10.983184	11.221915	2.17%	608,722	2005
	10.611649	10.983184	3.50%	687,277	2004
	9.943479	10.611649	6.72%	648,219	2003
	10.000000	9.943479	-0.57%	162,800	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.215517	11.103822	-15.98%	468,411	2008
	12.623626	13.215517	4.69%	756,204	2007
	11.772108	12.623626	7.23%	851,153	2006
	11.391662	11.772108	3.34%	937,247	2005
	10.748852	11.391662	5.98%	926,807	2004
	9.558911	10.748852	12.45%	788,704	2003
	10.000000	9.558911	-4.41%	274,193	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.001785	10.635605	-24.04%	1,229,745	2008
	13.399999	14.001785	4.49%	1,722,718	2007
	12.167281	13.399999	10.13%	1,972,255	2006
	11.678140	12.167281	4.19%	2,144,482	2005
	10.780047	11.678140	8.33%	2,161,171	2004
	9.079343	10.780047	18.73%	1,522,541	2003
	10.000000	9.079343	-9.21%	319,040	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	15.121237	10.260272	-32.15%	418,310	2008
	14.404416	15.121237	4.98%	501,522	2007
	12.715309	14.404416	13.28%	550,582	2006
	12.007169	12.715309	5.90%	549,468	2005
	10.830928	12.007169	10.86%	549,913	2004
	8.647323	10.830928	25.25%	405,733	2003
	10.000000	8.647323	-13.53%	178,453	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.801956	9.870067	-37.54%	126,185	2008
	15.080145	15.801956	4.79%	246,221	2007
	13.046660	15.080145	15.59%	276,911	2006
	12.221975	13.046660	6.75%	273,465	2005
	10.837759	12.221975	12.77%	256,793	2004
	8.309998	10.837759	30.42%	218,899	2003
	10.000000	8.309998	-16.90%	67,599	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.220000	10.192142	-37.16%	37,787	2008
	15.248645	16.220000	6.37%	41,303	2007
	14.030281	15.248645	8.68%	43,710	2006
	12.654804	14.030281	10.87%	42,041	2005
	11.056172	12.654804	14.46%	38,616	2004
	8.302201	11.056172	33.17%	13,802	2003
	10.000000	8.302201	-16.98%	4,474	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.298297	9.590104	-37.31%	53,453	2008
	14.407302	15.298297	6.18%	63,791	2007
	13.273905	14.407302	8.54%	79,565	2006
	11.994084	13.273905	10.67%	74,902	2005
	10.499568	11.994084	14.23%	78,514	2004
	7.904990	10.499568	32.82%	59,925	2003
	10.000000	7.904990	-20.95%	4,153	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.803348	10.903937	0.93%	1,225,399	2008
	10.424550	10.803348	3.63%	561,000	2007
	10.083372	10.424550	3.38%	340,249	2006
	9.930270	10.083372	1.54%	285,731	2005
	9.959905	9.930270	-0.30%	289,400	2004
	10.008068	9.959905	-0.48%	177,347	2003
	10.000000	10.008068	0.08%	195,160	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.079248	-39.21%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.795895	8.383732	-46.92%	11,595	2008
	15.517652	15.795895	1.79%	13,485	2007
	12.782249	15.517652	21.40%	14,200	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.639265	8.282265	-47.04%	20,152	2008
	15.398652	15.639265	1.56%	37,435	2007
	12.719484	15.398652	21.06%	37,306	2006
	11.503101	12.719484	10.57%	23,273	2005
	10.000000	11.503101	15.03%	3,661	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.313731	-36.86%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.301835	-36.98%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.223953	-37.76%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.708071	-32.92%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.496590	6.607531	-47.13%	20,287	2008
	11.540000	12.496590	8.29%	22,084	2007
	11.329753	11.540000	1.86%	44,825	2006
	10.632919	11.329753	6.55%	47,587	2005
	9.500161	10.632919	11.92%	51,802	2004
	7.165180	9.500161	32.59%	49,162	2003
	10.000000	7.165180	-28.35%	12,239	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	15.038760	10.091069	-32.90%	11,003	2008
	16.332996	15.038760	-7.92%	29,754	2007
	14.079330	16.332996	16.01%	33,519	2006
	13.811074	14.079330	1.94%	33,709	2005
	11.905217	13.811074	16.01%	34,175	2004
	7.674273	11.905217	55.13%	14,969	2003
	10.000000	7.674273	-23.26%	731	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.779738	9.226092	-33.05%	28,862	2008
	15.019615	13.779738	-8.26%	35,730	2007
	12.968931	15.019615	15.81%	47,258	2006
	12.757930	12.968931	1.65%	48,558	2005
	11.025812	12.757930	15.71%	48,007	2004
	7.125937	11.025812	54.73%	30,706	2003
	10.000000	7.125937	-28.74%	5,721	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.792950	10.265542	-38.87%	17,533	2008
	16.626258	16.792950	1.00%	21,347	2007
	15.004385	16.626258	10.81%	25,355	2006
	13.507095	15.004385	11.09%	24,448	2005
	11.474550	13.507095	17.71%	22,184	2004
	8.227611	11.474550	39.46%	16,778	2003
	10.000000	8.227611	-17.72%	4,583	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	17.010620	10.370762	-39.03%	45,399	2008
	16.881026	17.010620	0.77%	49,570	2007
	15.273343	16.881026	10.53%	58,050	2006
	13.787389	15.273343	10.78%	63,474	2005
	11.736185	13.787389	17.48%	63,588	2004
	8.439245	11.736185	39.07%	47,006	2003
	10.000000	8.439245	-15.61%	19,529	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.399660	6.582790	-42.25%	2,789	2008
	10.683828	11.399660	6.70%	2,729	2007
	10.000000	10.683828	6.84%	1,474	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.870265	-1.30%	246	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.591849	-44.08%	372	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.099084	7.039402	-46.26%	165,191	2008
	11.633290	13.099084	12.60%	199,878	2007
	10.923252	11.633290	6.50%	227,004	2006
	10.532280	10.923252	3.71%	265,060	2005
	9.988590	10.532280	5.44%	256,100	2004
	7.728015	9.988590	29.25%	221,967	2003
	10.000000	7.728015	-22.72%	66,365	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	16.021526	9.476248	-40.85%	25,281	2008
	15.235146	16.021526	5.16%	22,667	2007
	13.088895	15.235146	16.40%	19,868	2006
	11.574533	13.088895	13.08%	13,288	2005
	10.000000	11.574533	15.75%	8,427	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.876156	9.366295	-41.00%	58,080	2008
	15.136640	15.876156	4.89%	65,969	2007
	13.036321	15.136640	16.11%	58,909	2006
	11.557400	13.036321	12.80%	52,609	2005
	10.000000	11.557400	15.57%	33,283	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	18.256228	10.799043	-40.85%	7,352	2008
	17.363178	18.256228	5.14%	14,859	2007
	14.916695	17.363178	16.40%	17,628	2006
	13.194308	14.916695	13.05%	20,869	2005
	11.195580	13.194308	17.85%	25,194	2004
	7.914908	11.195580	41.45%	10,277	2003
	10.000000	7.914908	-20.85%	3,435	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	18.019619	10.633706	-40.99%	55,004	2008
	17.176595	18.019619	4.91%	66,817	2007
	14.797691	17.176595	16.08%	78,366	2006
	13.117482	14.797691	12.81%	91,637	2005
	11.157083	13.117482	17.57%	104,756	2004
	7.896544	11.157083	41.29%	118,708	2003
	10.000000	7.896544	-21.03%	55,170	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.589836	2.001972	-79.12%	16,478	2008
	10.000000	9.589836	-4.10%	14,946	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.763054	2.902999	-78.91%	58,185	2008
	13.931122	13.763054	-1.21%	79,184	2007
	12.872628	13.931122	8.22%	102,143	2006
	12.721096	12.872628	1.19%	106,107	2005
	11.804137	12.721096	7.77%	105,184	2004
	9.628545	11.804137	22.60%	86,125	2003
	10.000000	9.628545	-3.71%	20,122	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.481858	8.183243	-39.30%	148,750	2008
	13.089220	13.481858	3.00%	208,143	2007
	11.532420	13.089220	13.50%	209,914	2006
	11.027276	11.532420	4.58%	222,237	2005
	10.215663	11.027276	7.94%	219,645	2004
	8.169430	10.215663	25.05%	178,009	2003
	10.000000	8.169430	-18.31%	50,618	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	17.022514	10.466421	-38.51%	27,081	2008
	17.423668	17.022514	-2.30%	27,761	2007
	15.319373	17.423668	13.74%	26,417	2006
	14.091299	15.319373	8.72%	26,260	2005
	11.930967	14.091299	18.11%	27,667	2004
	8.356416	11.930967	42.78%	17,198	2003
	10.000000	8.356416	-16.44%	4,415	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.752395	5.979512	-38.69%	15,434	2008
	10.000669	9.752395	-2.48%	20,758	2007
	10.000000	10.000669	0.01%	9,241	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	15.210008	12.863731	-15.43%	186,646	2008
	14.039070	15.210008	8.34%	204,818	2007
	13.237265	14.039070	6.06%	196,728	2006
	13.060308	13.237265	1.35%	191,129	2005
	12.178441	13.060308	7.24%	177,483	2004
	10.510385	12.178441	15.87%	151,618	2003
	10.000000	10.510385	5.10%	45,138	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.026202	9.110058	-39.37%	3,088	2008
	16.170786	15.026202	-7.08%	3,833	2007
	14.105782	16.170786	14.64%	3,987	2006
	13.553612	14.105782	4.07%	4,587	2005
	12.333845	13.553612	9.89%	4,836	2004
	10.000000	12.333845	23.34%	4,457	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.831127	9.884017	-44.57%	15,536	2008
	16.638412	17.831127	7.17%	24,727	2007
	13.171806	16.638412	26.32%	21,459	2006
	11.870024	13.171806	10.97%	18,737	2005
	10.329189	11.870024	14.92%	19,951	2004
	8.125879	10.329189	27.11%	21,264	2003
	10.000000	8.125879	-18.74%	9,453	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	15.186410	9.107373	-40.03%	16,498	2008
	17.594140	15.186410	-13.68%	20,288	2007
	15.166292	17.594140	16.01%	23,712	2006
	14.327060	15.166292	5.86%	21,888	2005
	11.477570	14.327060	24.83%	20,458	2004
	7.755007	11.477570	48.00%	19,864	2003
	10.000000	7.755007	-22.45%	8,846	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.992905	7.468506	-37.73%	24,006	2008
	11.492580	11.992905	4.35%	22,568	2007
	11.021005	11.492580	4.28%	28,043	2006
	10.543047	11.021005	4.53%	32,028	2005
	10.149505	10.543047	3.88%	33,252	2004
	8.215815	10.149505	23.54%	30,577	2003
	10.000000	8.215815	-17.84%	9,547	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.435078	10.126842	-11.44%	14,811	2008
	10.989490	11.435078	4.05%	13,167	2007
	10.729318	10.989490	2.42%	13,692	2006
	10.437713	10.729318	2.79%	15,730	2005
	10.140764	10.437713	2.93%	4,213	2004
	10.000000	10.140764	1.41%	1,285	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	22.159395	13.575309	-38.74%	7,245	2008
	27.085736	22.159395	-18.19%	17,978	2007
	19.892790	27.085736	36.16%	19,374	2006
	17.227584	19.892790	15.47%	12,191	2005
	12.801433	17.227584	34.58%	10,161	2004
	10.000000	12.801433	28.01%	3,018	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.569136	5.822149	-49.68%	37,215	2008
	10.029272	11.569136	15.35%	45,602	2007
	9.881158	10.029272	1.50%	54,136	2006
	9.281796	9.881158	6.46%	53,126	2005
	8.789370	9.281796	5.60%	62,709	2004
	6.995736	8.789370	25.64%	60,589	2003
	10.000000	6.995736	-30.04%	28,866	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.813061	8.770107	-36.51%	134,815	2008
	14.300492	13.813061	-3.41%	166,253	2007
	12.459936	14.300492	14.77%	187,666	2006
	12.100817	12.459936	2.97%	203,880	2005
	10.419519	12.100817	16.14%	195,938	2004
	8.056436	10.419519	29.33%	149,809	2003
	10.000000	8.056436	-19.44%	53,174	2002*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.261226	6.304687	-52.46%	38,179	2008
	13.235831	13.261226	0.19%	39,752	2007
	11.855190	13.235831	11.65%	44,097	2006
	11.375266	11.855190	4.22%	52,570	2005
	10.382272	11.375266	9.56%	51,715	2004
	7.879658	10.382272	31.76%	51,084	2003
	10.000000	7.879658	-21.20%	17,335	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.776375	7.245870	-43.29%	19,132	2008
	11.568499	12.776375	10.44%	20,429	2007
	11.034259	11.568499	4.84%	23,085	2006
	10.280379	11.034259	7.33%	24,547	2005
	9.780590	10.280379	5.11%	29,435	2004
	7.659139	9.780590	27.70%	24,476	2003
	10.000000	7.659139	-23.41%	7,668	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.249325	8.508694	-47.64%	0	2008
	14.831036	16.249325	9.56%	0	2007
	12.875987	14.831036	15.18%	0	2006
	11.883862	12.875987	8.35%	0	2005
	10.408766	11.883862	14.17%	0	2004
	7.779212	10.408766	33.80%	0	2003
	10.000000	7.779212	-22.21%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	15.005400	7.842195	-47.74%	254	2008
	13.732395	15.005400	9.27%	3,412	2007
	11.949210	13.732395	14.92%	271	2006
	11.062736	11.949210	8.01%	0	2005
	10.000000	11.062736	10.63%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.575448	7.993292	-30.95%	0	2008
	10.831678	11.575448	6.87%	0	2007
	10.000000	10.831678	8.32%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.531733	7.942644	-31.12%	2,577	2008
	10.814572	11.531733	6.63%	2,815	2007
	10.000000	10.814572	8.15%	4,583	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	22.039047	12.952105	-41.23%	6,562	2008
	19.482168	22.039047	13.12%	6,795	2007
	15.411326	19.482168	26.41%	7,616	2006
	13.245319	15.411326	16.35%	7,938	2005
	10.831767	13.245319	22.28%	8,131	2004
	8.520873	10.831767	27.12%	8,985	2003
	10.000000	8.520873	-14.79%	1,652	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.407590	10.886625	-29.34%	163	2008
	14.229052	15.407590	8.28%	176	2007
	12.939463	14.229052	9.97%	185	2006
	12.163203	12.939463	6.38%	195	2005
	10.810852	12.163203	12.51%	204	2004
	8.590197	10.810852	25.85%	214	2003
	10.000000	8.590197	-14.10%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.330873	8.401132	-41.38%	27,228	2008
	13.826504	14.330873	3.65%	30,951	2007
	11.956261	13.826504	15.64%	51,134	2006
	11.563508	11.956261	3.40%	56,888	2005
	10.517727	11.563508	9.94%	61,421	2004
	8.049371	10.517727	30.67%	73,030	2003
	10.000000	8.049371	-19.51%	23,014	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.559155	12.264743	-53.82%	7,425	2008
	25.449177	26.559155	4.36%	8,444	2007
	19.053152	25.449177	33.57%	14,258	2006
	16.541471	19.053152	15.18%	15,888	2005
	13.398861	16.541471	23.45%	17,451	2004
	9.416218	13.398861	42.30%	33,820	2003
	10.000000	9.416218	-5.84%	9,718	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.148941	7.226930	-40.51%	8,924	2008
	10.818233	12.148941	12.30%	8,951	2007
	11.014350	10.818233	-1.78%	13,805	2006
	9.702043	11.014350	13.53%	14,713	2005
	9.058933	9.702043	7.10%	14,766	2004
	7.428461	9.058933	21.95%	16,536	2003
	10.000000	7.428461	-25.72%	2,113	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.732274	11.262233	-36.49%	30,337	2008
	17.669785	17.732274	0.35%	32,758	2007
	15.651946	17.669785	12.89%	45,226	2006
	14.848858	15.651946	5.41%	65,165	2005
	12.615288	14.848858	17.71%	67,522	2004
	9.057952	12.615288	39.27%	55,218	2003
	10.000000	9.057952	-9.42%	33,848	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.843739	10.819783	-31.71%	167	2008
	16.134732	15.843739	-1.80%	180	2007
	14.266040	16.134732	13.10%	190	2006
	13.458075	14.266040	6.00%	200	2005
	11.170051	13.458075	20.48%	209	2004
	8.201381	11.170051	36.20%	219	2003
	10.000000	8.201381	-17.99%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.255029	7.943717	-35.18%	0	2008
	11.502829	12.255029	6.54%	0	2007
	10.655868	11.502829	7.95%	0	2006
	10.403345	10.655868	2.43%	0	2005
	9.908962	10.403345	4.99%	0	2004
	7.955457	9.908962	24.56%	0	2003
	10.000000	7.955457	-20.45%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.448613	8.977552	-37.87%	330	2008
	13.887763	14.448613	4.04%	356	2007
	12.163742	13.887763	14.17%	376	2006
	11.753432	12.163742	3.49%	394	2005
	10.746650	11.753432	9.37%	414	2004
	8.469342	10.746650	26.89%	433	2003
	10.000000	8.469342	-15.31%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.162975	10.014207	-38.04%	5,241	2008
	15.574644	16.162975	3.78%	5,745	2007
	13.675792	15.574644	13.88%	5,399	2006
	13.247110	13.675792	3.24%	5,461	2005
	12.144025	13.247110	9.08%	3,993	2004
	10.000000	12.144025	21.44%	4,015	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.695585	7.634706	-34.72%	8,892	2008
	13.127061	11.695585	-10.90%	13,443	2007
	11.400106	13.127061	15.15%	15,497	2006
	11.006674	11.400106	3.57%	21,074	2005
	10.168591	11.006674	8.24%	27,047	2004
	8.079572	10.168591	25.86%	26,422	2003
	10.000000	8.079572	-19.20%	658	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.184876	9.166543	-30.48%	21,299	2008
	12.166097	13.184876	8.37%	22,249	2007
	10.629674	12.166097	14.45%	23,690	2006
	10.573735	10.629674	0.53%	25,155	2005
	9.986707	10.573735	5.88%	26,112	2004
	8.155500	9.986707	22.45%	25,825	2003
	10.000000	8.155500	-18.45%	6,777	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.692242	10.733352	-26.95%	48,743	2008
	14.405242	14.692242	1.99%	60,512	2007
	13.179619	14.405242	9.30%	65,660	2006
	13.036416	13.179619	1.10%	82,887	2005
	11.971698	13.036416	8.89%	90,769	2004
	9.943854	11.971698	20.39%	96,515	2003
	10.000000	9.943854	-0.56%	45,218	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.623089	8.382189	-46.35%	1,882	2008
	14.428486	15.623089	8.28%	1,882	2007
	12.276785	14.428486	17.53%	1,882	2006
	11.385689	12.276785	7.83%	1,882	2005
	10.097905	11.385689	12.75%	1,882	2004
	7.747357	10.097905	30.34%	1,882	2003
	10.000000	7.747357	-22.53%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.865160	9.978296	-44.15%	0	2008
	15.314579	17.865160	16.65%	0	2007
	14.314055	15.314579	6.99%	0	2006
	12.848024	14.314055	11.41%	0	2005
	11.259907	12.848024	14.10%	0	2004
	8.131730	11.259907	38.47%	0	2003
	10.000000	8.131730	-18.68%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.054492	11.047450	-8.35%	0	2008
	11.572475	12.054492	4.17%	10,732	2007
	11.239807	11.572475	2.96%	6,067	2006
	11.224581	11.239807	0.14%	5,939	2005
	10.958478	11.224581	2.43%	5,856	2004
	10.593804	10.958478	3.44%	4,812	2003
	10.000000	10.593804	5.94%	824	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.023625	10.987672	-8.62%	45,066	2008
	11.569568	12.023625	3.92%	71,621	2007
	11.262336	11.569568	2.73%	94,038	2006
	11.281646	11.262336	-0.17%	98,331	2005
	11.046178	11.281646	2.13%	96,139	2004
	10.699669	11.046178	3.24%	94,757	2003
	10.000000	10.699669	7.00%	14,192	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.471577	6.302706	-49.46%	0	2008
	10.737117	12.471577	16.15%	0	2007
	10.017885	10.737117	7.18%	0	2006
	9.385278	10.017885	6.74%	0	2005
	8.613527	9.385278	8.96%	0	2004
	6.678237	8.613527	28.98%	0	2003
	9.171389	6.678237	-27.18%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.237925	6.181129	-49.49%	18,323	2008
	10.553400	12.237925	15.96%	19,616	2007
	9.858438	10.553400	7.05%	21,008	2006
	9.256288	9.858438	6.51%	21,850	2005
	8.515662	9.256288	8.70%	24,035	2004
	6.612228	8.515662	28.79%	24,953	2003
	9.115723	6.612228	-27.46%	7,997	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.918134	9.089246	-29.64%	0	2008
	11.329261	12.918134	14.02%	0	2007
	10.687427	11.329261	6.01%	0	2006
	10.402794	10.687427	2.74%	0	2005
	9.988533	10.402794	4.15%	0	2004
	8.570084	9.988533	16.55%	0	2003
	9.511870	8.570084	-9.90%	0	2002
	10.049731	9.511870	-5.35%	0	2001
	10.596211	10.049731	-5.16%	481	2000
	10.000000	10.596211	5.96%	4,567	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	12.039452	8.460760	-29.72%	16,334	2008
	10.575500	12.039452	13.84%	16,117	2007
	9.985624	10.575500	5.91%	18,978	2006
	9.733480	9.985624	2.59%	21,523	2005
	9.361991	9.733480	3.97%	21,891	2004
	8.049124	9.361991	16.31%	21,891	2003
	8.950970	8.049124	-10.08%	21,891	2002
	9.470847	8.950970	-5.49%	27,895	2001
	10.000000	9.470847	-5.29%	6,133	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.597836	7.351150	-36.62%	0	2008
	9.870484	11.597836	17.50%	0	2007
	9.344961	9.870484	5.62%	0	2006
	9.108063	9.344961	2.60%	0	2005
	8.704529	9.108063	4.64%	0	2004
	7.150524	8.704529	21.73%	0	2003
	8.564745	7.150524	-16.51%	0	2002
	9.368357	8.564745	-8.58%	0	2001
	10.843019	9.368357	-13.60%	0	2000
	10.000000	10.843019	8.43%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.636564	6.735124	-36.68%	2,630	2008
	9.073175	10.636564	17.23%	4,214	2007
	8.600134	9.073175	5.50%	86	2006
	8.400429	8.600134	2.38%	1,362	2005
	8.045166	8.400429	4.42%	2,297	2004
	6.615401	8.045166	21.61%	2,460	2003
	7.950716	6.615401	-16.79%	3,477	2002
	8.705406	7.950716	-8.67%	3,849	2001
	10.000000	8.705406	-12.95%	1,289	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	12.148578	7.923047	-34.78%	918	2008
	11.286332	12.148578	7.64%	1,158	2007
	10.226914	11.286332	10.36%	2,880	2006
	9.796050	10.226914	4.40%	3,105	2005
	9.400310	9.796050	4.21%	3,525	2004
	8.091422	9.400310	16.18%	7,544	2003
	8.970919	8.091422	-9.80%	8,269	2002
	9.235097	8.970919	-2.86%	8,911	2001
	9.770329	9.235097	-5.48%	6,834	2000
	10.000000	9.770329	-2.30%	8,159	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.489020	8.129561	-34.91%	8,951	2008
	11.621740	12.489020	7.46%	11,372	2007
	10.544130	11.621740	10.22%	10,930	2006
	10.107844	10.544130	4.32%	15,006	2005
	9.724950	10.107844	3.94%	15,807	2004
	8.379129	9.724950	16.06%	16,179	2003
	9.308152	8.379129	-9.98%	18,431	2002
	9.596605	9.308152	-3.01%	20,361	2001
	10.000000	9.596605	-4.03%	2,736	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	17.333139	9.832226	-43.27%	662	2008
	14.923114	17.333139	16.15%	2,229	2007
	13.528363	14.923114	10.31%	3,635	2006
	11.712062	13.528363	15.51%	11,002	2005
	10.272537	11.712062	14.01%	9,736	2004
	8.096398	10.272537	26.88%	5,738	2003
	9.042915	8.096398	-10.47%	6,996	2002
	10.439205	9.042915	-13.38%	55,782	2001
	11.320167	10.439205	-7.78%	56,010	2000
	10.000000	11.320167	13.20%	51,988	1999*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	15.175705	8.596886	-43.35%	119,192	2008
	13.088509	15.175705	15.95%	171,351	2007
	11.882022	13.088509	10.15%	192,034	2006
	10.304461	11.882022	15.31%	200,316	2005
	9.052090	10.304461	13.84%	210,354	2004
	7.143213	9.052090	26.72%	185,207	2003
	7.994141	7.143213	-10.64%	64,243	2002
	9.239821	7.994141	-13.48%	32,102	2001
	10.000000	9.239821	-7.60%	14,206	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.963257	5.792124	-41.87%	0	2008
	9.426930	9.963257	5.69%	0	2007
	8.365633	9.426930	12.69%	0	2006
	6.995069	8.365633	19.59%	0	2005
	6.987377	6.995069	0.11%	0	2004
	5.646864	6.987377	23.74%	0	2003
	6.157477	5.646864	-8.29%	0	2002
	8.725634	6.157477	-29.43	0	2001
	10.000000	8.725634	-12.74%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.849094	5.710209	-42.02%	17,886	2008
	9.336010	9.849094	5.50%	24,040	2007
	8.297980	9.336010	12.51%	36,664	2006
	6.955986	8.297980	19.29%	33,447	2005
	6.947830	6.955986	0.12%	27,245	2004
	5.626870	6.947830	23.48%	34,865	2003
	6.157480	5.626870	-8.62%	20,892	2002
	8.725630	6.157480	-29.43%	8,576	2001
	10.000000	8.725630	-12.74%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.577334	7.689559	-43.36%	1,249	2008
	13.544153	13.577334	0.24%	2,352	2007
	11.410137	13.544153	18.70%	5,652	2006
	10.914098	11.410137	4.54%	5,580	2005
	9.912740	10.914098	10.10%	5,783	2004
	7.700794	9.912740	28.72%	6,786	2003
	9.385853	7.700794	-17.95%	6,912	2002
	10.004822	9.385853	-6.19%	6,007	2001
	9.344503	10.004822	7.07%	6,433	2000
	10.000000	9.344503	-6.55%	3,388	1999*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.582749	8.243469	-43.47%	152,804	2008
	14.567955	14.582749	0.10%	199,882	2007
	12.288065	14.567955	18.55%	238,096	2006
	11.774707	12.288065	4.36%	255,920	2005
	10.708721	11.774707	9.95%	256,977	2004
	8.331401	10.708721	28.53%	264,749	2003
	10.173350	8.331401	-18.11%	152,051	2002
	10.859935	10.173350	-6.32%	61,491	2001
	10.000000	10.859935	8.60%	3,305	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.928314	6.865258	-42.45%	1,277	2008
	10.774775	11.928314	10.71%	1,277	2007
	9.644899	10.774775	11.71%	1,277	2006
	9.073753	9.644899	6.29%	1,277	2005
	8.679913	9.073753	4.54%	1,277	2004
	7.104282	8.679913	22.18%	4,699	2003
	8.627103	7.104282	-17.65%	9,006	2002
	9.575498	8.627103	-9.90%	44,926	2001
	10.057746	9.575498	-4.79%	47,976	2000
	10.000000	10.057746	0.58%	32,590	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.093692	6.945725	-42.57%	33,348	2008
	10.938119	12.093692	10.56%	61,124	2007
	9.804564	10.938119	11.56%	82,866	2006
	9.234919	9.804564	6.17%	84,263	2005
	8.853333	9.234919	4.31%	87,627	2004
	7.255301	8.853333	22.03%	97,676	2003
	8.826630	7.255301	-17.80%	47,620	2002
	9.813882	8.826630	-10.06%	31,580	2001
	10.000000	9.813882	-1.86%	12,656	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.783885	4.346152	-55.58%	374	2008
	8.044597	9.783885	21.62%	934	2007
	7.728239	8.044597	4.09%	1,437	2006
	7.181492	7.728239	7.61%	22,963	2005
	6.785977	7.181492	5.83%	23,990	2004
	5.294438	6.785977	28.17%	28,177	2003
	6.859446	5.294438	-22.82%	32,167	2002
	8.110845	6.859446	-15.43%	58,798	2001
	9.906423	8.110845	-18.13%	65,698	2000
	10.000000	9.906423	-0.94%	30,958	1999*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	10.130450	4.492454	-55.65%	10,009	2008
	8.338831	10.130450	21.49%	23,106	2007
	8.024822	8.338831	3.91%	9,535	2006
	7.469773	8.024822	7.43%	13,488	2005
	7.069536	7.469773	5.66%	16,192	2004
	5.526631	7.069536	27.92%	16,457	2003
	7.168636	5.526631	-22.91%	16,473	2002
	8.496504	7.168636	-15.63%	13,238	2001
	10.000000	8.496504	-15.03%	15,419	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.297652	5.892632	-47.84%	2,115	2008
	9.009012	11.297652	25.40%	2,925	2007
	8.538714	9.009012	5.51%	1,787	2006
	8.174043	8.538714	4.46%	22,087	2005
	8.007791	8.174043	2.08%	22,906	2004
	6.100893	8.007791	31.26%	25,058	2003
	8.842257	6.100893	-31.00%	28,416	2002
	10.873273	8.842257	-18.68%	72,992	2001
	12.367900	10.873273	-12.08%	74,675	2000
	10.000000	12.367900	23.68%	47,923	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.701197	4.531985	-47.92%	132,439	2008
	6.950087	8.701197	25.20%	142,505	2007
	6.597136	6.950087	5.35%	154,818	2006
	6.325593	6.597136	4.29%	183,120	2005
	6.205419	6.325593	1.94%	196,917	2004
	4.736304	6.205419	31.02%	201,181	2003
	6.874049	4.736304	-31.10%	176,099	2002
	8.467374	6.874049	-18.82%	119,492	2001
	10.000000	8.467374	-15.33%	40,430	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.169053	7.532654	-25.93%	1,353	2008
	10.021769	10.169053	1.47%	1,900	2007
	9.118768	10.021769	9.90%	2,274	2006
	8.997534	9.118768	1.35%	4,074	2005
	8.314951	8.997534	8.21%	4,141	2004
	6.624873	8.314951	25.51%	5,734	2003
	6.467917	6.624873	2.43%	7,750	2002
	7.427138	6.467917	-12.92%	11,197	2001
	9.708435	7.427138	-23.50%	13,021	2000
	10.000000	9.708435	-2.92%	1,531	1999*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.887451	8.056455	-26.00%	50,450	2008
	10.741730	10.887451	1.36%	58,753	2007
	9.787333	10.741730	9.75%	117,874	2006
	9.677111	9.787333	1.14%	129,763	2005
	8.949865	9.677111	8.13%	120,471	2004
	7.142898	8.949865	25.30%	111,793	2003
	6.995225	7.142898	2.11%	57,315	2002
	8.035851	6.995225	-12.95%	38,938	2001
	10.000000	8.035851	-19.64%	10,937	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.818731	7.261563	-26.04%	27,653	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.818731	7.261563	-26.04%	27,653	2008
	10.000000	9.818731	-1.81%	40,971	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	11.123051	6.927018	-37.72%	17,760	2008
	10.672632	11.123051	4.22%	24,417	2007
	9.329081	10.672632	14.40%	25,729	2006
	9.003016	9.329081	3.62%	41,103	2005
	8.233741	9.003016	9.34%	42,521	2004
	6.486670	8.233741	26.93%	44,168	2003
	8.440017	6.486670	-23.14%	39,285	2002
	9.714380	8.440017	-13.12%	50,509	2001
	10.834863	9.714380	-10.34%	29,731	2000
	10.000000	10.834863	8.35%	2,318	1999*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.557039	13.922031	-4.36%	14,895	2008
	14.113759	14.557039	3.14%	19,428	2007
	13.682452	14.113759	3.15%	31,370	2006
	13.544334	13.682452	1.02%	50,360	2005
	13.117452	13.544334	3.25%	51,777	2004
	12.613630	13.117452	3.99%	52,433	2003
	11.564259	12.613630	9.07%	68,575	2002
	10.786552	11.564259	7.21%	62,448	2001
	9.810644	10.786552	9.95%	21,364	2000
	10.000000	9.810644	-1.89%	4,162	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	38.008184	22.726934	-40.21%	1,275	2008
	33.296188	38.008184	14.15%	1,275	2007
	29.915977	33.296188	11.30%	0	2006
	25.602267	29.915977	16.85%	0	2005
	20.757810	25.602267	23.34%	597	2004
	15.159073	20.757810	36.93%	1,281	2003
	17.019769	15.159073	-10.93%	2,224	2002
	17.818211	17.019769	-4.48%	2,262	2001
	13.497714	17.818211	32.01%	2,300	2000
	10.000000	13.497714	34.98%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.565693	14.068203	-40.30%	66,658	2008
	20.670780	23.565693	14.00%	90,572	2007
	18.603234	20.670780	11.11%	98,348	2006
	15.946144	18.603234	16.66%	133,789	2005
	12.940837	15.946144	23.22%	135,710	2004
	9.469166	12.940837	36.66%	122,159	2003
	10.646714	9.469166	-11.06%	76,332	2002
	11.163719	10.646714	-4.63%	52,151	2001
	10.000000	11.163719	11.64%	11,389	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.252107	12.477986	1.84%	7,080	2008
	11.784937	12.252107	3.96%	17,961	2007
	11.365788	11.784937	3.69%	8,898	2006
	11.158061	11.365788	1.86%	10,102	2005
	11.153291	11.158061	0.04%	11,226	2004
	11.171473	11.153291	-0.16%	12,978	2003
	11.113226	11.171473	0.52%	21,551	2002
	10.795323	11.113226	2.94%	11,840	2001
	10.269790	10.795323	5.12%	0	2000
	10.000000	10.269790	2.70%	12,006	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	16.193138	8.985287	-44.51%	2,194	2008
	13.977466	16.193138	15.85%	2,587	2007
	11.988113	13.977466	16.59%	2,984	2006
	10.193330	11.988113	17.61%	3,028	2005
	9.086339	10.193330	12.18%	3,992	2004
	6.418747	9.086339	41.56%	5,147	2003
	8.151853	6.418747	-21.26%	3,846	2002
	10.475758	8.151853	-22.18%	3,956	2001
	13.107190	10.475758	-20.08%	4,267	2000
	10.000000	13.107190	31.07%	244	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.875963	7.132584	-44.61%	18,164	2008
	11.128776	12.875963	15.70%	30,278	2007
	9.559002	11.128776	16.42%	25,973	2006
	8.140814	9.559002	17.42%	28,548	2005
	7.267882	8.140814	12.01%	29,672	2004
	5.140176	7.267882	41.39%	26,827	2003
	6.537334	5.140176	-21.37%	11,564	2002
	8.389266	6.537334	-22.08%	12,672	2001
	10.000000	8.389266	-16.11%	2,788	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.474744	9.682539	-44.59%	28,482	2008
	15.102611	17.474744	15.71%	27,684	2007
	12.967855	15.102611	16.46%	14,774	2006
	11.047743	12.967855	17.38%	8,462	2005
	10.000000	11.047743	10.48%	9,250	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.576789	9.750806	-44.52%	0	2008
	15.169396	17.576789	15.87%	0	2007
	13.010087	15.169396	16.60%	0	2006
	11.066663	13.010087	17.56%	0	2005
	10.000000	11.066663	10.67%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.617182	7.197172	-47.15%	0	2008
	13.507243	13.617182	0.81%	0	2007
	11.927716	13.507243	13.24%	0	2006
	11.374221	11.927716	4.87%	0	2005
	10.359511	11.374221	9.79%	0	2004
	7.816441	10.359511	32.53%	0	2003
	9.387714	7.816441	-16.74%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.483096	7.116739	-47.22%	6,222	2008
	13.391655	13.483096	0.68%	6,263	2007
	11.840954	13.391655	13.10%	6,516	2006
	11.317715	11.840954	4.62%	11,552	2005
	10.321447	11.317715	9.65%	12,014	2004
	7.806840	10.321447	32.21%	13,458	2003
	9.387722	7.806840	-16.84%	17,822	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.932614	8.171965	-51.74%	1,471	2008
	16.222286	16.932614	4.38%	1,471	2007
	14.122955	16.222286	14.86%	1,471	2006
	13.930926	14.122955	1.38%	1,471	2005
	12.363618	13.930926	12.68%	1,471	2004
	7.926515	12.363618	55.98%	1,471	2003
	10.000000	7.926515	-20.73%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.884891	7.649026	-51.85%	18,930	2008
	15.241379	15.884891	4.22%	28,964	2007
	13.290613	15.241379	14.68%	42,935	2006
	13.126256	13.290613	1.25%	46,787	2005
	11.664642	13.126256	12.53%	47,874	2004
	7.498689	11.664642	55.56%	42,712	2003
	10.000000	7.498689	-25.01%	7,308	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.908748	10.044347	-27.78%	58	2008
	14.419544	13.908748	-3.54%	569	2007
	12.421890	14.419544	16.08%	159	2006
	12.119685	12.421890	2.49%	188	2005
	11.020827	12.119685	9.97%	116	2004
	8.927747	11.020827	23.44%	41	2003
	10.000000	8.927747	-10.72%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.604890	-33.95%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.975371	10.619284	-40.92%	0	2008
	15.705870	17.975371	14.45%	0	2007
	13.055376	15.705870	20.30%	0	2006
	11.954451	13.055376	9.21%	0	2005
	10.173469	11.954451	17.51%	0	2004
	7.764288	10.173469	31.03%	0	2003
	10.000000	7.764288	-22.36%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.852292	11.251268	-36.98%	76	2008
	17.017537	17.852292	4.91%	223	2007
	15.541326	17.017537	9.50%	76	2006
	14.174825	15.541326	9.64%	76	2005
	12.207678	14.174825	16.11%	76	2004
	10.000000	12.207678	22.08%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.739206	7.312856	-37.71%	34,782	2008
	10.697171	11.739206	9.74%	61,395	2007
	10.084656	10.697171	6.07%	63,420	2006
	9.787947	10.084656	3.03%	74,244	2005
	9.085480	9.787947	7.73%	74,414	2004
	7.496555	9.085480	21.20%	72,206	2003
	10.000000	7.496555	-25.03%	11,309	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.796098	5.165747	-52.15%	20,420	2008
	9.973917	10.796098	8.24%	21,492	2007
	9.863089	9.973917	1.12%	24,205	2006
	9.700343	9.863089	1.68%	32,628	2005
	8.579539	9.700343	13.06%	32,369	2004
	6.353404	8.579539	35.04%	40,009	2003
	10.000000	6.353404	-36.47%	7,886	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.721587	7.007596	-40.22%	37,362	2008
	11.597661	11.721587	1.07%	42,844	2007
	10.388914	11.597661	11.63%	52,390	2006
	10.006009	10.388914	3.83%	54,984	2005
	9.530630	10.006009	4.99%	58,715	2004
	7.225774	9.530630	31.90%	62,555	2003
	10.000000	7.225774	-27.74%	15,805	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.983074	10.626040	-33.52%	42,612	2008
	15.028789	15.983074	6.35%	63,594	2007
	12.616117	15.028789	19.12%	60,896	2006
	11.987269	12.616117	5.25%	53,464	2005
	10.561013	11.987269	13.50%	53,121	2004
	8.567174	10.561013	23.27%	51,516	2003
	10.000000	8.567174	-14.33%	8,139	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.327338	9.173415	-31.17%	96,503	2008
	12.614050	13.327338	5.65%	111,882	2007
	11.556235	12.614050	9.15%	112,958	2006
	11.241103	11.556235	2.80%	115,490	2005
	10.734444	11.241103	4.72%	122,144	2004
	9.258649	10.734444	15.94%	102,507	2003
	10.000000	9.258649	-7.41%	43,455	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.380052	5.546035	-46.57%	0	2008
	10.190307	10.380052	1.86%	0	2007
	10.000000	10.190307	1.90%	8,054	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.266478	8.539874	-40.14%	310	2008
	13.412223	14.266478	6.37%	595	2007
	11.932717	13.412223	12.40%	344	2006
	11.296531	11.932717	5.63%	357	2005
	10.000000	11.296531	12.97%	1,621	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.991163	7.629628	-30.58%	6,507	2008
	10.476339	10.991163	4.91%	4,141	2007
	10.000000	10.476339	4.76%	4,625	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.645730	9.484428	-10.91%	7,730	2008
	10.458382	10.645730	1.79%	10,654	2007
	10.000000	10.458382	4.58%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.162544	7.377345	-39.34%	7,242	2008
	10.759272	12.162544	13.04%	2,163	2007
	10.000000	10.759272	7.59%	442	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.816107	6.009658	-38.78%	15,396	2008
	10.000000	9.816107	-1.84%	13,696	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.375941	6.273149	-44.86%	4,281	2008
	10.285224	11.375941	10.60%	1,096	2007
	10.000000	10.285224	2.85%	457	2006*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.662156	8.288832	-28.93%	0	2008
	11.436266	11.662156	1.98%	0	2007
	10.460288	11.436266	9.33%	0	2006
	10.000000	10.460288	4.60%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	39.535711	16.441183	-58.41%	1,297	2008
	27.548446	39.535711	43.51%	2,495	2007
	20.443832	27.548446	34.75%	2,685	2006
	15.628240	20.443832	30.81%	2,852	2005
	13.127223	15.628240	19.05%	3,047	2004
	8.064722	13.127223	62.77%	4,793	2003
	10.000000	8.064722	-19.35%	4,403	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.909118	12.457530	-58.35%	6,783	2008
	20.803597	29.909118	43.77%	14,932	2007
	15.411174	20.803597	34.99%	10,838	2006
	11.767045	15.411174	30.97%	6,463	2005
	10.000000	11.767045	17.67%	5,727	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.465521	-45.34%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.114540	-48.85%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.130791	-38.69%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.128884	-38.71%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.363626	-36.36%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.927537	-20.72%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.204634	-27.95%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.078992	-9.21%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.562819	-24.37%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.841204	-31.59%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.307908	-16.92%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.868797	-1.31%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.846940	-1.53%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.852755	-1.47%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.340864	13.140651	6.48%	84,517	2008
	11.651171	12.340864	5.92%	90,389	2007
	11.405263	11.651171	2.16%	101,674	2006
	11.172950	11.405263	2.08%	161,071	2005
	10.945867	11.172950	2.07%	170,697	2004
	10.856066	10.945867	0.83%	141,650	2003
	10.000000	10.856066	8.56%	48,238	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.243217	11.373498	-7.10%	233,848	2008
	11.753937	12.243217	4.16%	228,228	2007
	11.199948	11.753937	4.95%	236,100	2006
	10.967218	11.199948	2.12%	248,373	2005
	10.601582	10.967218	3.45%	265,748	2004
	9.939071	10.601582	6.67%	270,808	2003
	10.000000	9.939071	-0.61%	7,070	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.176330	11.065303	-16.02%	288,630	2008
	12.592606	13.176330	4.64%	367,390	2007
	11.749100	12.592606	7.18%	456,230	2006
	11.375124	11.749100	3.29%	478,507	2005
	10.738673	11.375124	5.93%	525,530	2004
	9.554684	10.738673	12.39%	486,332	2003
	10.000000	9.554684	-4.45%	63,968	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.960257	10.598690	-24.08%	846,289	2008
	13.367042	13.960257	4.44%	985,536	2007
	12.143473	13.367042	10.08%	988,639	2006
	11.661166	12.143473	4.14%	1,098,224	2005
	10.769814	11.661166	8.28%	1,103,477	2004
	9.075317	10.769814	18.67%	961,029	2003
	10.000000	9.075317	-9.25%	196,177	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	15.076345	10.224631	-32.18%	196,969	2008
	14.368956	15.076345	4.92%	258,619	2007
	12.690404	14.368956	13.23%	266,509	2006
	11.989708	12.690404	5.84%	273,856	2005
	10.820651	11.989708	10.80%	255,254	2004
	8.643487	10.820651	25.19%	209,483	2003
	10.000000	8.643487	-13.57%	65,245	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.755050	9.835776	-37.57%	41,724	2008
	15.043036	15.755050	4.73%	56,389	2007
	13.021121	15.043036	15.53%	65,579	2006
	12.204207	13.021121	6.69%	70,417	2005
	10.827474	12.204207	12.72%	86,042	2004
	8.306308	10.827474	30.35%	44,651	2003
	10.000000	8.306308	-16.94%	2,053	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.174332	10.158287	-37.20%	2,522	2008
	15.213445	16.174332	6.32%	2,522	2007
	14.004948	15.213445	8.63%	2,522	2006
	12.638301	14.004948	10.81%	2,522	2005
	11.047344	12.638301	14.40%	2,522	2004
	8.299769	11.047344	33.10%	2,522	2003
	10.000000	8.299769	-17.00%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.254541	9.557825	-37.34%	33,759	2008
	14.373397	15.254541	6.13%	32,904	2007
	13.249338	14.373397	8.48%	32,944	2006
	11.977925	13.249338	10.61%	31,456	2005
	10.490716	11.977925	14.18%	33,713	2004
	7.902319	10.490716	32.75%	34,418	2003
	10.000000	7.902319	-20.98%	10,896	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.771084	10.865877	0.88%	233,391	2008
	10.398703	10.771084	3.58%	91,793	2007
	10.063444	10.398703	3.33%	121,146	2006
	9.915643	10.063444	1.49%	81,955	2005
	9.950264	9.915643	-0.35%	63,165	2004
	10.003439	9.950264	-0.53%	46,439	2003
	10.000000	10.003439	0.03%	10,667	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.077196	-39.23%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.766679	8.363979	-46.95%	0	2008
	15.496828	15.766679	1.74%	0	2007
	12.771528	15.496828	21.34%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.610335	8.262755	-47.07%	19,112	2008
	15.377993	15.610335	1.51%	28,697	2007
	12.708823	15.377993	21.00%	31,814	2006
	11.499254	12.708823	10.52%	28,386	2005
	10.000000	11.499254	14.99%	4,914	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.311593	-36.88%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.299706	-37.00%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.221846	-37.78%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.705806	-32.94%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.459489	6.584566	-47.15%	6,890	2008
	11.511594	12.459489	8.23%	13,490	2007
	11.307581	11.511594	1.80%	10,942	2006
	10.617460	11.307581	6.50%	11,111	2005
	9.491129	10.617460	11.87%	13,101	2004
	7.161990	9.491129	32.52%	14,691	2003
	10.000000	7.161990	-28.38%	9,024	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.996416	10.057555	-32.93%	0	2008
	16.295288	14.996416	-7.97%	0	2007
	14.053900	16.295288	15.95%	0	2006
	13.793081	14.053900	1.89%	0	2005
	11.895732	13.793081	15.95%	0	2004
	7.672026	11.895732	55.05%	0	2003
	10.000000	7.672026	-23.28%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.740261	9.194990	-33.08%	13,376	2008
	14.984206	13.740261	-8.30%	15,296	2007
	12.944891	14.984206	15.75%	21,317	2006
	12.740713	12.944891	1.60%	19,441	2005
	11.016503	12.740713	15.65%	18,211	2004
	7.123520	11.016503	54.65%	16,094	2003
	10.000000	7.123520	-28.76%	592	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.745676	10.231452	-38.90%	0	2008
	16.587887	16.745676	0.95%	0	2007
	14.977312	16.587887	10.75%	0	2006
	13.489511	14.977312	11.03%	0	2005
	11.465397	13.489511	17.65%	0	2004
	8.225210	11.465397	39.39%	0	2003
	10.000000	8.225210	-17.75%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.960160	10.334755	-39.06%	30,847	2008
	16.839510	16.960160	0.72%	29,621	2007
	15.243464	16.839510	10.47%	23,759	2006
	13.767353	15.243464	10.72%	26,574	2005
	11.725049	13.767353	17.42%	26,385	2004
	8.435498	11.725049	39.00%	16,923	2003
	10.000000	8.435498	-15.65%	2,686	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.390057	6.573908	-42.28%	0	2008
	10.680250	11.390057	6.65%	0	2007
	10.000000	10.680250	6.80%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.866941	-1.33%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.589945	-44.10%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.060180	7.014932	-46.29%	68,005	2008
	11.604646	13.060180	12.54%	75,049	2007
	10.901850	11.604646	6.45%	84,443	2006
	10.516949	10.901850	3.66%	122,394	2005
	9.979103	10.516949	5.39%	127,902	2004
	7.724576	9.979103	29.19%	100,292	2003
	10.000000	7.724576	-22.75%	40,292	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.991898	9.453934	-40.88%	0	2008
	15.214709	15.991898	5.11%	646	2007
	13.077929	15.214709	16.34%	517	2006
	11.570664	13.077929	13.03%	405	2005
	10.000000	11.570664	15.71%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.846799	9.344243	-41.03%	27,770	2008
	15.116328	15.846799	4.83%	29,029	2007
	13.025388	15.116328	16.05%	30,383	2006
	11.553527	13.025388	12.74%	60,058	2005
	10.000000	11.553527	15.54%	48,013	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	18.204808	10.763166	-40.88%	0	2008
	17.323083	18.204808	5.09%	0	2007
	14.889758	17.323083	16.34%	0	2006
	13.177112	14.889758	13.00%	0	2005
	11.186640	13.177112	17.79%	0	2004
	7.912584	11.186640	41.38%	0	2003
	10.000000	7.912584	-20.87%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.966176	10.596789	-41.02%	45,658	2008
	17.134365	17.966176	4.85%	48,550	2007
	14.768763	17.134365	16.02%	60,117	2006
	13.098432	14.768763	12.75%	64,309	2005
	11.146507	13.098432	17.51%	68,291	2004
	7.893044	11.146507	41.22%	104,091	2003
	10.000000	7.893044	-21.07%	39,008	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.586595	2.000278	-79.13%	0	2008
	10.000000	9.586595	-4.13%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.724275	2.893349	-78.92%	3,232	2008
	13.898923	13.724275	-1.26%	4,092	2007
	12.849354	13.898923	8.17%	5,288	2006
	12.704499	12.849354	1.14%	5,551	2005
	11.794716	12.704499	7.71%	5,648	2004
	9.625731	11.794716	22.53%	4,566	2003
	10.000000	9.625731	-3.74%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.441853	8.154817	-39.33%	57,409	2008
	13.057013	13.441853	2.95%	68,480	2007
	11.509836	13.057013	13.44%	85,493	2006
	11.011235	11.509836	4.53%	118,088	2005
	10.205968	11.011235	7.89%	119,871	2004
	8.165802	10.205968	24.98%	121,201	2003
	10.000000	8.165802	-18.34%	40,083	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.974562	10.431640	-38.55%	373	2008
	17.383424	16.974562	-2.35%	318	2007
	15.291693	17.383424	13.68%	276	2006
	14.072919	15.291693	8.66%	230	2005
	11.921436	14.072919	18.05%	177	2004
	8.353969	11.921436	42.70%	115	2003
	10.000000	8.353969	-16.46%	10	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.744167	5.971437	-38.72%	1,687	2008
	9.997317	9.744167	-2.53%	1,048	2007
	10.000000	9.997317	-0.03%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	15.164870	12.819075	-15.47%	112,889	2008
	14.004525	15.164870	8.29%	104,406	2007
	13.211351	14.004525	6.00%	74,626	2006
	13.041321	13.211351	1.30%	68,902	2005
	12.166887	13.041321	7.19%	66,504	2004
	10.505725	12.166887	15.81%	83,892	2003
	10.000000	10.505725	5.06%	19,247	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.990773	9.083964	-39.40%	3,000	2008
	16.140864	14.990773	-7.13%	2,943	2007
	14.086781	16.140864	14.58%	2,935	2006
	13.542179	14.086781	4.02%	2,945	2005
	12.329674	13.542179	9.83%	2,793	2004
	10.000000	12.329674	23.30%	2,674	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.780953	9.851206	-44.60%	0	2008
	16.600022	17.780953	7.11%	0	2007
	13.148031	16.600022	26.25%	0	2006
	11.854580	13.148031	10.91%	0	2005
	10.320964	11.854580	14.86%	0	2004
	8.123506	10.320964	27.05%	0	2003
	10.000000	8.123506	-18.76%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	15.143644	9.077117	-40.06%	0	2008
	17.553522	15.143644	-13.73%	0	2007
	15.138915	17.553522	15.95%	0	2006
	14.308405	15.138915	5.80%	0	2005
	11.468421	14.308405	24.76%	0	2004
	7.752738	11.468421	47.93%	0	2003
	10.000000	7.752738	-22.47%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.959111	7.443700	-37.76%	0	2008
	11.466033	11.959111	4.30%	0	2007
	11.001091	11.466033	4.23%	0	2006
	10.529297	11.001091	4.48%	0	2005
	10.141405	10.529297	3.82%	0	2004
	8.213414	10.141405	23.47%	0	2003
	10.000000	8.213414	-17.87%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.408108	10.097843	-11.49%	14,203	2008
	10.969146	11.408108	4.00%	14,145	2007
	10.714855	10.969146	2.37%	15,884	2006
	10.428901	10.714855	2.74%	16,179	2005
	10.137329	10.428901	2.88%	17,874	2004
	10.000000	10.137329	1.37%	1,180	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	22.107179	13.536441	-38.77%	9,447	2008
	27.035667	22.107179	-18.23%	10,355	2007
	19.866021	27.035667	36.09%	13,521	2006
	17.213071	19.866021	15.41%	9,547	2005
	12.797110	17.213071	34.51%	11,316	2004
	10.000000	12.797110	27.97%	3,673	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.534787	5.801911	-49.70%	42,346	2008
	10.004580	11.534787	15.30%	42,535	2007
	9.861813	10.004580	1.45%	48,388	2006
	9.268303	9.861813	6.40%	63,609	2005
	8.781038	9.268303	5.55%	65,610	2004
	6.992636	8.781038	25.58%	58,793	2003
	10.000000	6.992636	-30.07%	8,239	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.772084	8.739661	-36.54%	63,592	2008
	14.265316	13.772084	-3.46%	70,840	2007
	12.435558	14.265316	14.71%	79,222	2006
	12.083224	12.435558	2.92%	127,114	2005
	10.409639	12.083224	16.08%	129,091	2004
	8.052858	10.409639	29.27%	83,060	2003
	10.000000	8.052858	-19.47%	21,482	2002*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.221847	6.282777	-52.48%	12,638	2008
	13.203250	13.221847	0.14%	12,833	2007
	11.831973	13.203250	11.59%	22,543	2006
	11.358724	11.831973	4.17%	18,845	2005
	10.372427	11.358724	9.51%	20,399	2004
	7.876157	10.372427	31.69%	16,464	2003
	10.000000	7.876157	-21.24%	8,896	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.738443	7.220703	-43.32%	9,669	2008
	11.540025	12.738443	10.38%	7,926	2007
	11.012652	11.540025	4.79%	3,906	2006
	10.265431	11.012652	7.28%	4,690	2005
	9.771306	10.265431	5.06%	3,692	2004
	7.655732	9.771306	27.63%	2,510	2003
	10.000000	7.655732	-23.44%	364	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.203559	8.480418	-47.66%	0	2008
	14.796796	16.203559	9.51%	0	2007
	12.852747	14.796796	15.13%	0	2006
	11.868394	12.852747	8.29%	0	2005
	10.400476	11.868394	14.11%	0	2004
	7.776939	10.400476	33.73%	0	2003
	10.000000	7.776939	-22.23%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.977616	7.823711	-47.76%	1,904	2008
	13.713939	14.977616	9.21%	1,934	2007
	11.939173	13.713939	14.87%	99	2006
	11.059022	11.939173	7.96%	50	2005
	10.000000	11.059022	10.59%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.565627	7.982460	-30.98%	2,129	2008
	10.827988	11.565627	6.81%	2,297	2007
	10.000000	10.827988	8.28%	2,297	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.521957	7.931883	-31.16%	1,374	2008
	10.810898	11.521957	6.58%	1,487	2007
	10.000000	10.810898	8.11%	1,254	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.973585	12.907089	-41.26%	863	2008
	19.434178	21.973585	13.07%	916	2007
	15.381132	19.434178	26.35%	943	2006
	13.226036	15.381132	16.29%	1,034	2005
	10.821467	13.226036	22.22%	1,090	2004
	8.517087	10.821467	27.06%	1,171	2003
	10.000000	8.517087	-14.83%	562	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.364184	10.850447	-29.38%	197	2008
	14.196184	15.364184	8.23%	197	2007
	12.916090	14.196184	9.91%	245	2006
	12.147359	12.916090	6.33%	346	2005
	10.802233	12.147359	12.45%	506	2004
	8.587686	10.802233	25.79%	618	2003
	10.000000	8.587686	-14.12%	541	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.288321	8.371936	-41.41%	6,487	2008
	13.792460	14.288321	3.60%	7,287	2007
	11.932835	13.792460	15.58%	13,828	2006
	11.546672	11.932835	3.34%	24,702	2005
	10.507735	11.546672	9.89%	20,947	2004
	8.045791	10.507735	30.60%	13,343	2003
	10.000000	8.045791	-19.54%	7,084	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.480364	12.222154	-53.84%	711	2008
	25.386592	26.480364	4.31%	3,950	2007
	19.015877	25.386592	33.50%	4,507	2006
	16.517443	19.015877	15.13%	4,910	2005
	13.386154	16.517443	23.39%	5,395	2004
	9.412037	13.386154	42.22%	5,912	2003
	10.000000	9.412037	-5.88%	76	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.112844	7.201805	-40.54%	1,510	2008
	10.791578	12.112844	12.24%	1,682	2007
	10.992765	10.791578	-1.83%	2,035	2006
	9.687917	10.992765	13.47%	2,160	2005
	9.050318	9.687917	7.05%	1,954	2004
	7.425145	9.050318	21.89%	1,421	2003
	10.000000	7.425145	-25.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.679643	11.223110	-36.52%	4,087	2008
	17.626309	17.679643	0.30%	8,694	2007
	15.621311	17.626309	12.84%	8,514	2006
	14.827264	15.621311	5.36%	10,804	2005
	12.603317	14.827264	17.65%	10,644	2004
	9.053926	12.603317	39.20%	10,895	2003
	10.000000	9.053926	-9.46%	5,122	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.799049	10.783797	-31.74%	1,203	2008
	16.097427	15.799049	-1.85%	1,533	2007
	14.240235	16.097427	13.04%	1,522	2006
	13.440514	14.240235	5.95%	1,507	2005
	11.161116	13.440514	20.42%	1,709	2004
	8.198970	11.161116	36.13%	818	2003
	10.000000	8.198970	-18.01%	264	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.220500	7.917323	-35.21%	0	2008
	11.476249	12.220500	6.49%	0	2007
	10.636607	11.476249	7.89%	0	2006
	10.389769	10.636607	2.38%	0	2005
	9.901043	10.389769	4.94%	0	2004
	7.953120	9.901043	24.49%	0	2003
	10.000000	7.953120	-20.47%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.407872	8.947705	-37.90%	851	2008
	13.855667	14.407872	3.99%	849	2007
	12.141758	13.855667	14.12%	931	2006
	11.738115	12.141758	3.44%	1,182	2005
	10.738072	11.738115	9.31%	1,299	2004
	8.466863	10.738072	26.82%	2,390	2003
	10.000000	8.466863	-15.33%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.124879	9.985547	-38.07%	5,590	2008
	15.545845	16.124879	3.72%	5,159	2007
	13.657386	15.545845	13.83%	5,188	2006
	13.235955	13.657386	3.18%	12,713	2005
	12.139931	13.235955	9.03%	9,503	2004
	10.000000	12.139931	21.40%	3,585	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.662096	7.608984	-34.75%	1,652	2008
	13.096132	11.662096	-10.95%	1,386	2007
	11.378985	13.096132	15.09%	1,236	2006
	10.991823	11.378985	3.52%	1,062	2005
	10.160014	10.991823	8.19%	1,336	2004
	8.076832	10.160014	25.79%	1,042	2003
	10.000000	8.076832	-19.23%	55	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.147134	9.135670	-30.51%	2,216	2008
	12.137447	13.147134	8.32%	2,446	2007
	10.609988	12.137447	14.40%	2,148	2006
	10.559481	10.609988	0.48%	1,703	2005
	9.978288	10.559481	5.82%	3,269	2004
	8.152741	9.978288	22.39%	2,130	2003
	10.000000	8.152741	-18.47%	429	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.648640	10.696074	-26.98%	3,294	2008
	14.369795	14.648640	1.94%	6,393	2007
	13.153835	14.369795	9.24%	8,236	2006
	13.017481	13.153835	1.05%	8,797	2005
	11.960347	13.017481	8.84%	10,130	2004
	9.939447	11.960347	20.33%	9,401	2003
	10.000000	9.939447	-0.61%	4,181	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.579060	8.354325	-46.37%	0	2008
	14.395134	15.579060	8.22%	0	2007
	12.254593	14.395134	17.47%	0	2006
	11.370839	12.254593	7.77%	0	2005
	10.089832	11.370839	12.70%	0	2004
	7.745078	10.089832	30.27%	0	2003
	10.000000	7.745078	-22.55%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.814779	9.945104	-44.17%	428	2008
	15.279160	17.814779	16.60%	373	2007
	14.288165	15.279160	6.94%	323	2006
	12.831267	14.288165	11.35%	269	2005
	11.250923	12.831267	14.05%	498	2004
	8.129345	11.250923	38.40%	184	2003
	10.000000	8.129345	-18.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.020528	11.010747	-8.40%	1,458	2008
	11.545729	12.020528	4.11%	1,585	2007
	11.219498	11.545729	2.91%	1,970	2006
	11.209946	11.219498	0.09%	2,093	2005
	10.949726	11.209946	2.38%	2,312	2004
	10.590700	10.949726	3.39%	1,317	2003
	10.000000	10.590700	5.91%	756	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.989165	10.950631	-8.66%	13,849	2008
	11.542289	11.989165	3.87%	17,665	2007
	11.241467	11.542289	2.68%	19,900	2006
	11.266428	11.241467	-0.22%	16,430	2005
	11.036861	11.266428	2.08%	18,444	2004
	10.696048	11.036861	3.19%	17,701	2003
	10.000000	10.696048	6.96%	16,397	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.427554	6.277263	-49.49%	0	2008
	10.704664	12.427554	16.09%	2	2007
	9.992638	10.704664	7.13%	0	2006
	9.366331	9.992638	6.69%	0	2005
	8.600493	9.366331	8.90%	0	2004
	6.671489	8.600493	28.91%	0	2003
	9.166748	6.671489	-27.22%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.194627	6.156132	-49.52%	5,654	2008
	10.521426	12.194627	15.90%	5,516	2007
	9.833539	10.521426	7.00%	5,079	2006
	9.237571	9.833539	6.45%	4,672	2005
	8.502746	9.237571	8.64%	4,785	2004
	6.605547	8.502746	28.72%	5,167	2003
	9.111125	6.605547	-27.50%	2,852	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.861617	9.044889	-29.68%	0	2008
	11.285433	12.861617	13.97%	0	2007
	10.651465	11.285433	5.95%	0	2006
	10.373025	10.651465	2.68%	0	2005
	9.964992	10.373025	4.09%	1,960	2004
	8.554219	9.964992	16.49%	2,065	2003
	9.499073	8.554219	-9.95%	2,166	2002
	10.041311	9.499073	-5.40%	2,316	2001
	10.592651	10.041311	-5.20%	2,543	2000
	10.000000	10.592651	5.93%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.992842	8.423739	-29.76%	2,869	2008
	10.539912	11.992842	13.79%	2,292	2007
	9.957050	10.539912	5.85%	3,621	2006
	9.710521	9.957050	2.54%	6,287	2005
	9.344632	9.710521	3.92%	6,999	2004
	8.038260	9.344632	16.25%	7,077	2003
	8.943412	8.038260	-10.12%	6,854	2002
	9.467676	8.943412	-5.54%	8,124	2001
	10.000000	9.467676	-5.32%	11,481	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.547072	7.315268	-36.65%	266	2008
	9.832278	11.547072	17.44%	263	2007
	9.313489	9.832278	5.57%	322	2006
	9.081970	9.313489	2.55%	420	2005
	8.683989	9.081970	4.58%	3,646	2004
	7.137265	8.683989	21.67%	3,750	2003
	8.553187	7.137265	-16.55%	3,849	2002
	9.360492	8.553187	-8.62%	3,966	2001
	10.839384	9.360492	-13.64%	4,185	2000
	10.000000	10.839384	8.39%	420	1999*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.595371	6.705647	-36.71%	1,515	2008
	9.042632	10.595371	17.17%	1,352	2007
	8.575514	9.042632	5.45%	1,433	2006
	8.380606	8.575514	2.33%	1,835	2005
	8.030247	8.380606	4.36%	3,615	2004
	6.606467	8.030247	21.55%	3,857	2003
	7.944011	6.606467	-16.84%	3,880	2002
	8.702495	7.944011	-8.72%	6,328	2001
	10.000000	8.702495	-12.98%	4,561	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	12.095457	7.884400	-34.82%	63	2008
	11.242701	12.095457	7.58%	63	2007
	10.192526	11.242701	10.30%	316	2006
	9.768026	10.192526	4.35%	1,426	2005
	9.378154	9.768026	4.16%	1,470	2004
	8.076429	9.378154	16.12%	1,515	2003
	8.958831	8.076429	-9.85%	1,497	2002
	9.227351	8.958831	-2.91%	1,650	2001
	9.767051	9.227351	-5.53%	745	2000
	10.000000	9.767051	-2.33%	257	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.440691	8.094001	-34.94%	3,993	2008
	11.582651	12.440691	7.41%	6,622	2007
	10.513970	11.582651	10.16%	7,060	2006
	10.084015	10.513970	4.26%	6,491	2005
	9.706924	10.084015	3.88%	8,180	2004
	8.367814	9.706924	16.00%	8,557	2003
	9.300292	8.367814	-10.03%	8,433	2002
	9.593396	9.300292	-3.06%	8,987	2001
	10.000000	9.593396	-4.07%	4,889	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	17.257323	9.784248	-43.30%	5,133	2008
	14.865402	17.257323	16.09%	6,309	2007
	13.482853	14.865402	10.25%	7,314	2006
	11.678550	13.482853	15.45%	7,092	2005
	10.248327	11.678550	13.96%	10,876	2004
	8.081391	10.248327	26.81%	10,462	2003
	9.030727	8.081391	-10.51%	10,097	2002
	10.430444	9.030727	-13.42%	11,830	2001
	11.316365	10.430444	-7.83%	12,678	2000
	10.000000	11.316365	13.16%	3,411	1999*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	15.116949	8.559249	-43.38%	49,885	2008
	13.044464	15.116949	15.89%	77,638	2007
	11.848008	13.044464	10.10%	85,329	2006
	10.280145	11.848008	15.25%	81,768	2005
	9.035303	10.280145	13.78%	83,064	2004
	7.133571	9.035303	26.66%	75,497	2003
	7.987395	7.133571	-10.69%	44,942	2002
	9.236735	7.987395	-13.53%	33,637	2001
	10.000000	9.236735	-7.63%	23,308	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.926802	5.768001	-41.89%	375	2008
	9.397222	9.926802	5.64%	391	2007
	8.343473	9.397222	12.63%	406	2006
	6.980068	8.343473	19.53%	406	2005
	6.975904	6.980068	0.06%	0	2004
	5.640432	6.975904	23.68%	0	2003
	6.153578	5.640432	-8.34%	0	2002
	8.724567	6.153578	-29.47%	180	2001
	10.000000	8.724567	-12.75%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.813048	5.686420	-42.05%	8,213	2008
	9.306576	9.813048	5.44%	7,484	2007
	8.275989	9.306576	12.45%	9,830	2006
	6.941043	8.275989	19.23%	8,015	2005
	6.936410	6.941043	0.07%	7,662	2004
	5.620463	6.936410	23.41%	6,887	2003
	6.153576	5.620463	-8.66%	6,133	2002
	8.724565	6.153576	-29.47%	3,481	2001
	10.000000	8.724565	-12.75%	2,091	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.517956	7.652048	-43.39%	2,784	2008
	13.491780	13.517956	0.19%	3,188	2007
	11.371750	13.491780	18.64%	4,311	2006
	10.882855	11.371750	4.49%	4,974	2005
	9.889362	10.882855	10.05%	5,655	2004
	7.686519	9.889362	28.66%	3,653	2003
	9.373214	7.686519	-17.99%	4,108	2002
	9.996446	9.373214	-6.23%	4,444	2001
	9.341371	9.996446	7.01%	4,662	2000
	10.000000	9.341371	-6.59%	2,421	1999*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.526281	8.207377	-43.50%	42,016	2008
	14.518929	14.526281	0.05%	47,149	2007
	12.252890	14.518929	18.49%	48,090	2006
	11.746936	12.252890	4.31%	51,205	2005
	10.688872	11.746936	9.90%	51,397	2004
	8.320163	10.688872	28.47%	43,830	2003
	10.164777	8.320163	-18.15%	25,050	2002
	10.856303	10.164777	-6.37%	18,545	2001
	10.000000	10.856303	8.56%	11,732	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.876161	6.831780	-42.47%	2,612	2008
	10.733124	11.876161	10.65%	2,806	2007
	9.612459	10.733124	11.66%	4,099	2006
	9.047800	9.612459	6.24%	5,177	2005
	8.659468	9.047800	4.48%	5,484	2004
	7.091127	8.659468	22.12%	6,020	2003
	8.615493	7.091127	-17.69%	6,410	2002
	9.567480	8.615493	-9.95%	8,390	2001
	10.054379	9.567480	-4.84%	9,694	2000
	10.000000	10.054379	0.54%	5,170	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.046882	6.915332	-42.60%	24,074	2008
	10.901328	12.046882	10.51%	28,474	2007
	9.776521	10.901328	11.51%	24,336	2006
	9.213154	9.776521	6.11%	43,842	2005
	8.836943	9.213154	4.26%	38,624	2004
	7.245530	8.836943	21.96%	29,315	2003
	8.819213	7.245530	-17.84%	18,405	2002
	9.810607	8.819213	-10.11%	22,086	2001
	10.000000	9.810607	-1.89%	11,400	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.741112	4.324953	-55.60%	1,441	2008
	8.013511	9.741112	21.56%	1,930	2007
	7.702255	8.013511	4.04%	5,012	2006
	7.160943	7.702255	7.56%	8,135	2005
	6.769983	7.160943	5.77%	10,374	2004
	5.284629	6.769983	28.11%	10,692	2003
	6.850214	5.284629	-22.85%	11,075	2002
	8.104048	6.850214	-15.47%	13,084	2001
	9.903104	8.104048	-18.17%	15,298	2000
	10.000000	9.903104	-0.97%	6,904	1999*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	10.091216	4.472781	-55.68%	10,819	2008
	8.310754	10.091216	21.42%	13,355	2007
	8.001841	8.310754	3.86%	15,651	2006
	7.452145	8.001841	7.38%	17,269	2005
	7.056422	7.452145	5.61%	18,200	2004
	5.519172	7.056422	27.85%	22,483	2003
	7.162591	5.519172	-22.94%	22,194	2002
	8.493657	7.162591	-15.67%	18,696	2001
	10.000000	8.493657	-15.06%	11,893	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.248252	5.863888	-47.87%	3,358	2008
	8.974185	11.248252	25.34%	4,048	2007
	8.509992	8.974185	5.45%	5,236	2006
	8.150656	8.509992	4.41%	8,170	2005
	7.988929	8.150656	2.02%	12,294	2004
	6.089592	7.988929	31.19%	12,935	2003
	8.830356	6.089592	-31.04%	13,537	2002
	10.864164	8.830356	-18.72%	17,392	2001
	12.363757	10.864164	-12.13%	17,691	2000
	10.000000	12.363757	23.64%	3,943	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.667512	4.512151	-47.94%	68,515	2008
	6.926702	8.667512	25.13%	72,210	2007
	6.578249	6.926702	5.30%	78,651	2006
	6.310672	6.578249	4.24%	82,085	2005
	6.193905	6.310672	1.89%	88,440	2004
	4.729907	6.193905	30.95%	86,348	2003
	6.868238	4.729907	-31.13%	60,756	2002
	8.464537	6.868238	-18.86%	51,769	2001
	10.000000	8.464537	-15.35%	31,833	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.124516	7.495866	-25.96%	947	2008
	9.982948	10.124516	1.42%	1,153	2007
	9.088023	9.982948	9.85%	2,618	2006
	8.971724	9.088023	1.30%	3,497	2005
	8.295305	8.971724	8.15%	4,198	2004
	6.612570	8.295305	25.45%	4,194	2003
	6.459185	6.612570	2.37%	4,165	2002
	7.420890	6.459185	-12.96%	4,377	2001
	9.705170	7.420890	-23.54%	4,563	2000
	10.000000	9.705170	-2.95%	1,746	1999*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.845254	8.021174	-26.04%	14,628	2008
	10.705549	10.845254	1.30%	17,883	2007
	9.759284	10.705549	9.70%	17,370	2006
	9.654270	9.759284	1.09%	21,234	2005
	8.933254	9.654270	8.07%	22,794	2004
	7.133249	8.933254	25.23%	20,932	2003
	6.989318	7.133249	2.06%	15,194	2002
	8.033155	6.989318	-12.99%	15,464	2001
	10.000000	8.033155	-19.67%	17,150	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.815404	7.255430	-26.08%	3,363	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.815404	7.255430	-26.08%	3,363	2008
	10.000000	9.815404	-1.85%	2,460	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	11.074434	6.893241	-37.76%	15,118	2008
	10.631387	11.074434	4.17%	22,741	2007
	9.297715	10.631387	14.34%	25,729	2006
	8.977266	9.297715	3.57%	31,395	2005
	8.214338	8.977266	9.29%	70,351	2004
	6.474648	8.214338	26.87%	76,486	2003
	8.428653	6.474648	-23.18%	78,618	2002
	9.706237	8.428653	-13.16%	83,893	2001
	10.831230	9.706237	-10.39%	79,152	2000
	10.000000	10.831230	8.31%	6,577	1999*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.493362	13.854131	-4.41%	7,499	2008
	14.059179	14.493362	3.09%	7,882	2007
	13.636416	14.059179	3.10%	8,178	2006
	13.505574	13.636416	0.97%	12,571	2005
	13.086549	13.505574	3.20%	15,467	2004
	12.590282	13.086549	3.94%	14,914	2003
	11.548686	12.590282	9.02%	28,090	2002
	10.777507	11.548686	7.16%	19,310	2001
	9.807349	10.777507	9.89%	8,973	2000
	10.000000	9.807349	-1.93%	626	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	37.841988	22.616075	-40.24%	849	2008
	33.167461	37.841988	14.09%	854	2007
	29.815356	33.167461	11.24%	1,086	2006
	25.529027	29.815356	16.79%	1,340	2005
	20.708901	25.529027	23.28%	1,623	2004
	15.130998	20.708901	36.86%	1,666	2003
	16.996856	15.130998	-10.98%	1,341	2002
	17.803282	16.996856	-4.53%	1,157	2001
	13.493199	17.803282	31.94%	1,956	2000
	10.000000	13.493199	34.93%	530	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.474470	14.006639	-40.33%	29,178	2008
	20.601238	23.474470	13.95%	39,183	2007
	18.550005	20.601238	11.06%	38,077	2006
	15.908537	18.550005	16.60%	41,580	2005
	12.916848	15.908537	23.16%	39,860	2004
	9.456387	12.916848	36.59%	40,350	2003
	10.637734	9.456387	-11.11%	23,529	2002
	11.159988	10.637734	-4.68%	19,671	2001
	10.000000	11.159988	11.60%	14,392	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.198469	12.417074	1.79%	1,203	2008
	11.739314	12.198469	3.91%	1,132	2007
	11.327503	11.739314	3.64%	1,669	2006
	11.126090	11.327503	1.81%	1,794	2005
	11.126963	11.126090	-0.01%	33,785	2004
	11.150742	11.126963	-0.21%	34,743	2003
	11.098217	11.150742	0.47%	39,565	2002
	10.786230	11.098217	2.89%	37,336	2001
	10.266304	10.786230	5.06%	532	2000
	10.000000	10.266304	2.66%	257	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	16.122347	8.941471	-44.54%	1,124	2008
	13.923445	16.122347	15.79%	1,454	2007
	11.947812	13.923445	16.54%	1,843	2006
	10.164174	11.947812	17.55%	1,843	2005
	9.064938	10.164174	12.13%	3,422	2004
	6.406864	9.064938	41.49%	3,446	2003
	8.140878	6.406864	-21.30%	3,677	2002
	10.466994	8.140878	-22.22%	5,266	2001
	13.102821	10.466994	-20.12%	5,722	2000
	10.000000	13.102821	31.03%	1,165	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.826141	7.101379	-44.63%	9,263	2008
	11.091353	12.826141	15.64%	10,006	2007
	9.531665	11.091353	16.36%	11,278	2006
	8.121638	9.531665	17.36%	17,502	2005
	7.254426	8.121638	11.95%	18,784	2004
	5.133254	7.254426	41.32%	21,378	2003
	6.513831	5.133254	-21.41%	15,026	2002
	8.386465	6.531831	-22.11%	12,370	2001
	10.000000	8.386465	-16.14%	14,006	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.442437	9.659736	-44.62%	9,517	2008
	15.082348	17.442437	15.65%	10,864	2007
	12.956992	15.082348	16.40%	8,008	2006
	11.044053	12.956992	17.32%	6,017	2005
	10.000000	11.044053	10.44%	2,506	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.544290	9.727838	-44.55%	549	2008
	15.149059	17.544290	15.81%	480	2007
	12.999200	15.149059	16.54%	392	2006
	11.062980	12.999200	17.50%	326	2005
	10.000000	11.062980	10.63%	196	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.571921	7.169602	-47.17%	0	2008
	13.469195	13.571921	0.76%	0	2007
	11.900117	13.469195	13.19%	0	2006
	11.353623	11.900117	4.81%	0	2005
	10.345979	11.353623	9.74%	0	2004
	7.810170	10.345979	32.47%	0	2003
	9.384939	7.810170	-16.78%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.438311	7.089502	-47.24%	1,110	2008
	13.353953	13.438311	0.63%	1,075	2007
	11.813561	13.353953	13.04%	1,011	2006
	11.297223	11.813561	4.57%	1,361	2005
	10.307965	11.297223	9.60%	1,155	2004
	7.800574	10.307965	32.14%	867	2003
	9.384949	7.800574	-16.88%	852	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.884919	8.144799	-51.76%	0	2008
	16.184818	16.884919	4.33%	0	2007
	14.097439	16.184818	14.81%	0	2006
	13.912764	14.097439	1.33%	0	2005
	12.353747	13.912764	12.62%	15	2004
	7.924187	12.353747	55.90%	0	2003
	10.000000	7.924187	-20.76%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.839385	7.623232	-51.87%	3,059	2008
	15.205458	15.839385	4.17%	3,126	2007
	13.265982	15.205458	14.62%	2,802	2006
	13.108544	13.265982	1.20%	2,227	2005
	11.654794	13.108544	12.47%	2,685	2004
	7.496143	11.654794	55.48%	3,527	2003
	10.000000	7.496143	-25.04%	167	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.869541	10.010950	-27.82%	2,604	2008
	14.386216	13.869541	-3.59%	2,894	2007
	12.399433	14.386216	16.02%	2,938	2006
	12.103882	12.399433	2.44%	2,418	2005
	11.012033	12.103882	9.92%	2,396	2004
	8.925134	11.012033	23.38%	1,130	2003
	10.000000	8.925134	-10.75%	527	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.602655	-33.97%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.924748	10.584002	-40.95%	155	2008
	15.669599	17.924748	14.39%	155	2007
	13.031795	15.669599	20.24%	179	2006
	11.938878	13.031795	9.15%	230	2005
	10.165341	11.938878	17.45%	442	2004
	7.762011	10.165341	30.96%	579	2003
	10.000000	7.762011	-22.38%	398	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.810211	11.219048	-37.01%	613	2008
	16.986055	17.810211	4.85%	2,935	2007
	15.520392	16.986055	9.44%	2,531	2006
	14.162874	15.520392	9.59%	2,804	2005
	12.203564	14.162874	16.06%	3,017	2004
	10.000000	12.203564	22.04%	3,303	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.704353	7.287444	-37.74%	8,744	2008
	10.670843	11.704353	9.69%	8,669	2007
	10.064911	10.670843	6.02%	4,759	2006
	9.773701	10.064911	2.98%	4,142	2005
	9.076852	9.773701	7.68%	4,168	2004
	7.493217	9.076852	21.13%	2,191	2003
	10.000000	7.493217	-25.07%	331	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.764047	5.147796	-52.18%	6,809	2008
	9.949367	10.764047	8.19%	8,063	2007
	9.843780	9.949367	1.07%	9,159	2006
	9.686235	9.843780	1.63%	10,663	2005
	8.571401	9.686235	13.01%	10,080	2004
	6.350580	8.571401	34.97%	7,685	2003
	10.000000	6.350580	-36.49%	1,646	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.686765	6.983232	-40.25%	2,246	2008
	11.569096	11.686765	1.02%	2,013	2007
	10.368561	11.569096	11.58%	2,335	2006
	9.991449	10.368561	3.77%	2,896	2005
	9.521578	9.991449	4.93%	2,532	2004
	7.222563	9.521578	31.83%	1,964	2003
	10.000000	7.222563	-27.77%	917	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.935666	10.589141	-33.55%	7,345	2008
	14.991830	15.935666	6.30%	9,130	2007
	12.591435	14.991830	19.06%	6,648	2006
	11.969861	12.591435	5.19%	8,075	2005
	10.551004	11.969861	13.45%	8,583	2004
	8.563374	10.551004	23.21%	5,092	2003
	10.000000	8.563374	-14.37%	2,473	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.289819	9.142954	-31.20%	34,322	2008
	12.584941	13.289819	5.60%	46,549	2007
	11.535375	12.584941	9.10%	51,225	2006
	11.226467	11.535375	2.75%	55,958	2005
	10.725882	11.226467	4.67%	58,613	2004
	9.255939	10.725882	15.88%	50,969	2003
	10.000000	9.255939	-7.44%	3,237	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.371273	5.538531	-46.60%	0	2008
	10.186883	10.371273	1.81%	0	2007

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.240089	8.519760	-40.17%	0	2008
	13.394228	14.240089	6.32%	0	2007
	11.922729	13.394228	12.34%	0	2006
	11.292761	11.922729	5.58%	2,747	2005
	10.000000	11.292761	12.93%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.981885	7.619334	-30.62%	850	2008
	10.472825	10.981885	4.86%	832	2007
	10.000000	10.472825	4.73%	34	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.636755	9.471637	-10.95%	872	2008
	10.454871	10.636755	1.74%	5,445	2007
	10.000000	10.454871	4.55%	474	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.152287	7.367390	-39.37%	2,670	2008
	10.755666	12.152287	12.98%	3,538	2007
	10.000000	10.755666	7.56%	54	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.366340	6.264678	-44.88%	3,295	2008
	10.281776	11.366340	10.55%	3,066	2007
	10.000000	10.281776	2.82%	1,898	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.812784	6.004590	-38.81%	0	2008
	10.000000	9.812784	-1.87%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.646442	8.273481	-28.96%	0	2008
	11.426670	11.646442	1.92%	0	2007
	10.456788	11.426670	9.28%	0	2006
	10.000000	10.456788	4.57%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	39.418420	16.384074	-58.44%	418	2008
	27.480680	39.418420	43.44%	420	2007
	20.403823	27.480680	34.68%	420	2006
	15.605517	20.403823	30.75%	433	2005
	13.114772	15.605517	18.99%	909	2004
	8.061145	13.114772	62.69%	509	2003
	10.000000	8.061145	-19.39%	287	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.853774	12.428164	-58.37%	7,543	2008
	20.775660	29.853774	43.70%	7,044	2007
	15.398240	20.775660	34.92%	1,844	2006
	11.763108	15.398240	30.90%	3,036	2005
	10.000000	11.763108	17.63%	541	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.463669	-45.36%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.112803	-48.87%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.128718	-38.71%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.126807	-38.73%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.361474	-36.39%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.924860	-20.75%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.202203	-27.98%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.075933	-9.24%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.560267	-24.40%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.838895	-31.61%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.305104	-16.95%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.865476	-1.35%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.843611	-1.56%	1,214	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.849433	-1.51%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.304245	13.095033	6.43%	25,111	2008
	11.622505	12.304245	5.87%	30,474	2007
	11.382939	11.622505	2.10%	32,394	2006
	11.156713	11.382939	2.03%	34,346	2005
	10.935485	11.156713	2.02%	37,353	2004
	10.851249	10.935485	0.78%	38,810	2003
	10.000000	10.851249	8.51%	15,020	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.206889	11.334021	-7.15%	82,697	2008
	11.725008	12.206889	4.11%	103,386	2007
	11.178012	11.725008	4.89%	115,771	2006
	10.951266	11.178012	2.07%	125,381	2005
	10.591514	10.951266	3.40%	131,308	2004
	9.934655	10.591514	6.61%	181,427	2003
	10.000000	9.934655	-0.65%	88,751	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.137185	11.026844	-16.06%	38,827	2008
	12.561588	13.137185	4.58%	41,226	2007
	11.726083	12.561588	7.13%	44,914	2006
	11.358572	11.726083	3.24%	57,187	2005
	10.728470	11.358572	5.87%	56,716	2004
	9.550437	10.728470	12.33%	57,399	2003
	10.000000	9.550437	-4.50%	17,949	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.918823	10.561887	-24.12%	163,080	2008
	13.334156	13.918823	4.38%	358,174	2007
	12.119712	13.334156	10.02%	418,603	2006
	11.644215	12.119712	4.08%	512,854	2005
	10.759598	11.644215	8.22%	538,379	2004
	9.071289	10.759598	18.61%	482,026	2003
	10.000000	9.071289	-9.29%	114,290	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	15.031628	10.189143	-32.22%	53,690	2008
	14.333617	15.031628	4.87%	78,504	2007
	12.665572	14.333617	13.17%	82,847	2006
	11.972274	12.665572	5.79%	90,515	2005
	10.810384	11.972274	10.75%	97,293	2004
	8.639648	10.810384	25.13%	90,980	2003
	10.000000	8.639648	-13.60%	11,041	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.708284	9.801614	-37.60%	6,425	2008
	15.006016	15.708284	4.68%	8,144	2007
	12.995630	15.006016	15.47%	10,589	2006
	12.186455	12.995630	6.64%	10,802	2005
	10.817200	12.186455	12.66%	10,362	2004
	8.302620	10.817200	30.29%	37,164	2003
	10.000000	8.302620	-16.97%	33,416	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.128740	10.124519	-37.23%	846	2008
	15.178289	16.128740	6.26%	691	2007
	13.979647	15.178289	8.57%	848	2006
	12.621849	13.979647	10.76%	712	2005
	11.038540	12.621849	14.34%	558	2004
	8.297335	11.038540	33.04%	329	2003
	10.000000	8.297335	-17.03%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.210850	9.525610	-37.38%	6,305	2008
	14.339532	15.210850	6.08%	7,105	2007
	13.224790	14.339532	8.43%	6,944	2006
	11.961767	13.224790	10.56%	15,642	2005
	10.481865	11.961767	14.12%	11,675	2004
	7.899638	10.481865	32.69%	5,303	2003
	10.000000	7.899638	-21.00%	1,229	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.738895	10.827926	0.83%	92,278	2008
	10.372902	10.738895	3.53%	60,377	2007
	10.043543	10.372902	3.28%	51,467	2006
	9.901028	10.043543	1.44%	49,401	2005
	9.940629	9.901028	-0.40%	25,543	2004
	9.998808	9.940629	-0.58%	41,528	2003
	10.000000	9.998808	-0.01%	7,668	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.075137	-39.25%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.737518	8.344274	-46.98%	0	2008
	15.476041	15.737518	1.69%	0	2007
	12.760830	15.476041	21.28%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.581440	8.243270	-47.10%	1,518	2008
	15.357349	15.581440	1.46%	897	2007
	12.698168	15.357349	20.94%	2,387	2006
	11.495414	12.698168	10.46%	1,217	2005
	10.000000	11.495414	14.95%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.309452	-36.91%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.297572	-37.02%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.219739	-37.80%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.703532	-32.96%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.422514	6.561691	-47.18%	5,037	2008
	11.483259	12.422514	8.18%	5,656	2007
	11.285446	11.483259	1.75%	5,423	2006
	10.602014	11.285446	6.45%	4,333	2005
	9.482132	10.602014	11.81%	4,119	2004
	7.158810	9.482132	32.45%	4,112	2003
	10.000000	7.158810	-28.41%	730	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.954126	10.024103	-32.97%	518	2008
	16.257619	14.954126	-8.02%	463	2007
	14.028494	16.257619	15.89%	451	2006
	13.775098	14.028494	1.84%	360	2005
	11.886226	13.775098	15.89%	356	2004
	7.669773	11.886226	54.97%	275	2003
	10.000000	7.669773	-23.30%	164	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.700915	9.164014	-33.11%	6,056	2008
	14.948908	13.700915	-8.35%	6,904	2007
	12.920910	14.948908	15.70%	7,584	2006
	12.723524	12.920910	1.55%	6,606	2005
	11.007203	12.723524	15.59%	6,475	2004
	7.121106	11.007203	54.57%	6,381	2003
	10.000000	7.121106	-28.79%	1,663	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.698478	10.197439	-38.93%	202	2008
	16.549558	16.698478	0.90%	202	2007
	14.950245	16.549558	10.70%	202	2006
	13.471926	14.950245	10.97%	0	2005
	11.456254	13.471926	17.59%	15	2004
	8.222797	11.456254	39.32%	0	2003
	10.000000	8.222797	-17.77%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.909805	10.298839	-39.10%	6,399	2008
	16.798059	16.909805	0.67%	6,884	2007
	15.213612	16.798059	10.41%	5,804	2006
	13.747331	15.213612	10.67%	5,481	2005
	11.713925	13.747331	17.36%	4,886	2004
	8.431747	11.713925	38.93%	5,129	2003
	10.000000	8.431747	-15.68%	1,076	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.380442	6.565028	-42.31%	0	2008
	10.676665	11.380442	6.59%	0	2007
	10.000000	10.676665	6.77%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.863610	-1.36%	1,195	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.588046	-44.12%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.021444	6.990575	-46.31%	25,554	2008
	11.576109	13.021444	12.49%	26,741	2007
	10.880524	11.576109	6.39%	25,090	2006
	10.501671	10.880524	3.61%	23,313	2005
	9.969641	10.501671	5.34%	21,992	2004
	7.721155	9.969641	29.12%	18,810	2003
	10.000000	7.721155	-22.79%	4,083	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.962319	9.431646	-40.91%	238	2008
	15.194288	15.962319	5.05%	176	2007
	13.066959	15.194288	16.28%	187	2006
	11.566789	13.066959	12.97%	7	2005
	10.000000	11.566789	15.67%	47	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.817473	9.322219	-41.06%	5,289	2008
	15.096033	15.817473	4.78%	8,315	2007
	13.014465	15.096033	15.99%	5,207	2006
	11.549668	13.014465	12.68%	3,769	2005
	10.000000	11.549668	15.50%	2,717	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	18.153538	10.727409	-40.91%	0	2008
	17.283089	18.153538	5.04%	0	2007
	14.862873	17.283089	16.28%	0	2006
	13.159959	14.862873	12.94%	0	2005
	11.177715	13.159959	17.73%	67	2004
	7.910271	11.177715	41.31%	75	2003
	10.000000	7.910271	-20.90%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.912823	10.559955	-41.05%	2,547	2008
	17.092177	17.912823	4.80%	3,507	2007
	14.739829	17.092177	15.96%	5,003	2006
	13.079373	14.739829	12.70%	6,010	2005
	11.135914	13.079373	17.45%	6,554	2004
	7.889533	11.135914	41.15%	8,342	2003
	10.000000	7.889533	-21.10%	3,612	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.583349	1.998588	-79.15%	0	2008
	10.000000	9.583349	-4.17%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.685603	2.883731	-78.93%	193	2008
	13.866831	13.685603	-1.31%	193	2007
	12.826148	13.866831	8.11%	193	2006
	12.687949	12.826148	1.09%	193	2005
	11.785309	12.687949	7.66%	252	2004
	9.622919	11.785309	22.47%	126	2003
	10.000000	9.622919	-3.77%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.401983	8.126512	-39.36%	27,296	2008
	13.024909	13.401983	2.90%	34,789	2007
	11.487324	13.024909	13.39%	32,115	2006
	10.995245	11.487324	4.48%	33,631	2005
	10.196292	10.995245	7.84%	32,946	2004
	8.162175	10.196292	24.92%	29,745	2003
	10.000000	8.162175	-18.38%	4,720	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.926752	10.396980	-38.58%	467	2008
	17.343290	16.926752	-2.40%	851	2007
	15.264079	17.343290	13.62%	888	2006
	14.054592	15.264079	8.61%	778	2005
	11.911933	14.054592	17.99%	1,040	2004
	8.351517	11.911933	42.63%	817	2003
	10.000000	8.351517	-16.48%	538	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.735944	5.963378	-38.75%	2,175	2008
	9.993957	9.735944	-2.58%	1,645	2007
	10.000000	9.993957	-0.06%	316	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	15.119884	12.774578	-15.51%	17,046	2008
	13.970081	15.119884	8.23%	19,099	2007
	13.185505	13.970081	5.95%	13,942	2006
	13.022366	13.185505	1.25%	14,157	2005
	12.155344	13.022366	7.13%	12,309	2004
	10.501064	12.155344	15.75%	12,332	2003
	10.000000	10.501064	5.01%	2,246	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.955422	9.057951	-39.43%	415	2008
	16.111000	14.955422	-7.17%	3,347	2007
	14.067815	16.111000	14.52%	3,534	2006
	13.530767	14.067815	3.97%	611	2005
	12.325519	13.530767	9.78%	611	2004
	10.000000	12.325519	23.26%	337	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.730847	9.818464	-44.62%	0	2008
	16.561674	17.730847	7.06%	0	2007
	13.124276	16.561674	26.19%	0	2006
	11.839133	13.124276	10.86%	0	2005
	10.312729	11.839133	14.80%	8	2004
	8.121124	10.312729	26.99%	13	2003
	10.000000	8.121124	-18.79%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	15.100979	9.046946	-40.09%	0	2008
	17.512988	15.100979	-13.77%	0	2007
	15.111579	17.512988	15.89%	178	2006
	14.289772	15.111579	5.75%	178	2005
	11.459271	14.289772	24.70%	178	2004
	7.750466	11.459271	47.85%	96	2003
	10.000000	7.750466	-22.50%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.925411	7.418954	-37.79%	192	2008
	11.439545	11.925411	4.25%	834	2007
	10.981220	11.439545	4.17%	153	2006
	10.515585	10.981220	4.43%	153	2005
	10.133319	10.515585	3.77%	785	2004
	8.211008	10.133319	23.41%	400	2003
	10.000000	8.211008	-17.89%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.381208	10.068937	-11.53%	24	2008
	10.948841	11.381208	3.95%	24	2007
	10.700418	10.948841	2.32%	24	2006
	10.420103	10.700418	2.69%	24	2005
	10.133903	10.420103	2.82%	24	2004
	10.000000	10.133903	1.34%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	22.055070	13.497663	-38.80%	1,512	2008
	26.985669	22.055070	-18.27%	1,628	2007
	19.839265	26.985669	36.02%	2,107	2006
	17.198561	19.839265	15.35%	1,997	2005
	12.792793	17.198561	34.44%	2,853	2004
	10.000000	12.792793	27.93%	1,645	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.500542	5.781755	-49.73%	6,875	2008
	9.979956	11.500542	15.24%	6,652	2007
	9.842500	9.979956	1.40%	13,007	2006
	9.254808	9.842500	6.35%	14,062	2005
	8.772683	9.254808	5.50%	13,001	2004
	6.989521	8.772683	25.51%	13,925	2003
	10.000000	6.989521	-30.10%	11,195	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.731199	8.709296	-36.57%	9,437	2008
	14.230207	13.731199	-3.51%	12,545	2007
	12.411219	14.230207	14.66%	14,903	2006
	12.065657	12.411219	2.86%	20,193	2005
	10.399752	12.065657	16.02%	18,551	2004
	8.049282	10.399752	29.20%	15,967	2003
	10.000000	8.049282	-19.51%	8,184	2002*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.182584	6.260930	-52.51%	9,293	2008
	13.170730	13.182584	0.09%	12,542	2007
	11.808791	13.170730	11.53%	25,826	2006
	11.342189	11.808791	4.11%	26,311	2005
	10.362563	11.342189	9.45%	39,696	2004
	7.872655	10.362563	31.63%	38,360	2003
	10.000000	7.872655	-21.27%	17,042	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.700598	7.195603	-43.34%	7,651	2008
	11.511593	12.700598	10.33%	8,684	2007
	10.991073	11.511593	4.74%	12,649	2006
	10.250489	10.991073	7.22%	12,581	2005
	9.762037	10.250489	5.00%	13,681	2004
	7.652329	9.762037	27.57%	14,302	2003
	10.000000	7.652329	-23.48%	399	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.157854	8.452205	-47.69%	0	2008
	14.762562	16.157854	9.45%	0	2007
	12.829487	14.762562	15.07%	0	2006
	11.852900	12.829487	8.24%	0	2005
	10.392158	11.852900	14.06%	0	2004
	7.774655	10.392158	33.67%	0	2003
	10.000000	7.774655	-22.25%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.949924	7.805271	-47.79%	0	2008
	13.695542	14.949924	9.16%	0	2007
	11.929173	13.695542	14.81%	0	2006
	11.055339	11.929173	7.90%	0	2005
	10.000000	11.055339	10.55%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.555822	7.971643	-31.02%	0	2008
	10.824319	11.555822	6.76%	0	2007
	10.000000	10.824319	8.24%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.512195	7.921150	-31.19%	840	2008
	10.807227	11.512195	6.52%	814	2007
	10.000000	10.807227	8.07%	789	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.908316	12.862225	-41.29%	0	2008
	19.386318	21.908316	13.01%	903	2007
	15.350992	19.386318	26.29%	903	2006
	13.206777	15.350992	16.24%	903	2005
	10.811179	13.206777	22.16%	1,567	2004
	8.513298	10.811179	26.99%	1,624	2003
	10.000000	8.513298	-14.87%	903	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.320871	10.814373	-29.41%	0	2008
	14.163366	15.320871	8.17%	0	2007
	12.892738	14.163366	9.86%	0	2006
	12.131520	12.892738	6.27%	0	2005
	10.793592	12.131520	12.40%	0	2004
	8.585159	10.793592	25.72%	0	2003
	10.000000	8.585159	-14.15%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.245891	8.342847	-41.44%	12,526	2008
	13.758509	14.245891	3.54%	14,829	2007
	11.909464	13.758509	15.53%	24,207	2006
	11.529865	11.909464	3.29%	21,218	2005
	10.497761	11.529865	9.83%	18,890	2004
	8.042215	10.497761	30.53%	16,593	2003
	10.000000	8.042215	-19.58%	10,652	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.401735	12.179664	-53.87%	439	2008
	25.324097	26.401735	4.26%	1,178	2007
	18.978633	25.324097	33.43%	1,178	2006
	16.493404	18.978633	15.07%	1,533	2005
	13.373439	16.493404	23.33%	2,079	2004
	9.407855	13.373439	42.15%	3,452	2003
	10.000000	9.407855	-5.92%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.076870	7.176766	-40.57%	196	2008
	10.765000	12.076870	12.19%	196	2007
	10.971231	10.765000	-1.88%	196	2006
	9.673815	10.971231	13.41%	196	2005
	9.041721	9.673815	6.99%	1,380	2004
	7.421847	9.041721	21.83%	1,380	2003
	10.000000	7.421847	-25.78%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.627144	11.184101	-36.55%	12,222	2008
	17.582915	17.627144	0.25%	16,948	2007
	15.590727	17.582915	12.78%	20,884	2006
	14.805699	15.590727	5.30%	21,043	2005
	12.591356	14.805699	17.59%	19,367	2004
	9.049907	12.591356	39.13%	15,885	2003
	10.000000	9.049907	-9.50%	7,666	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.754537	10.747949	-31.78%	0	2008
	16.060237	15.754537	-1.90%	0	2007
	14.214513	16.060237	12.98%	656	2006
	13.422995	14.214513	5.90%	2,676	2005
	11.152207	13.422995	20.36%	2,676	2004
	8.196568	11.152207	36.06%	2,676	2003
	10.000000	8.196568	-18.03%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.186058	7.890994	-35.25%	0	2008
	11.449731	12.186058	6.43%	183	2007
	10.617386	11.449731	7.84%	183	2006
	10.376238	10.617386	2.32%	183	2005
	9.893158	10.376238	4.88%	183	2004
	7.950795	9.893158	24.43%	183	2003
	10.000000	7.950795	-20.49%	183	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.367261	8.917953	-37.93%	0	2008
	13.823645	14.367261	3.93%	0	2007
	12.119803	13.823645	14.06%	0	2006
	11.722794	12.119803	3.39%	0	2005
	10.729485	11.722794	9.26%	2,782	2004
	8.464376	10.729485	26.76%	2,782	2003
	10.000000	8.464376	-15.36%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.086824	9.956924	-38.11%	10,872	2008
	15.517049	16.086824	3.67%	12,002	2007
	13.638962	15.517049	13.77%	12,158	2006
	13.224785	13.638962	3.13%	11,296	2005
	12.135829	13.224785	8.97%	18,320	2004
	10.000000	12.135829	21.36%	10,227	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.628674	7.583332	-34.79%	2,491	2008
	13.065267	11.628674	-11.00%	2,548	2007
	11.357892	13.065267	15.03%	2,548	2006
	10.976978	11.357892	3.47%	2,548	2005
	10.151433	10.976978	8.13%	2,548	2004
	8.074094	10.151433	25.73%	2,548	2003
	10.000000	8.074094	-19.26%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.109449	9.104860	-30.55%	1,490	2008
	12.108819	13.109449	8.26%	614	2007
	10.590315	12.108819	14.34%	614	2006
	10.545217	10.590315	0.43%	614	2005
	9.969861	10.545217	5.77%	0	2004
	8.149979	9.969861	22.33%	0	2003
	10.000000	8.149979	-18.50%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.605138	10.658909	-27.02%	8,335	2008
	14.334418	14.605138	1.89%	10,819	2007
	13.128075	14.334418	9.19%	12,417	2006
	12.998548	13.128075	1.00%	12,417	2005
	11.949002	12.998548	8.78%	12,052	2004
	9.935042	11.949002	20.27%	8,669	2003
	10.000000	9.935042	-0.65%	4,517	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.535159	8.326552	-46.40%	0	2008
	14.361882	15.535159	8.17%	0	2007
	12.232446	14.361882	17.41%	0	2006
	11.356017	12.232446	7.72%	0	2005
	10.081787	11.356017	12.64%	0	2004
	7.742809	10.081787	30.21%	0	2003
	10.000000	7.742809	-22.57%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.764592	9.912055	-44.20%	0	2008
	15.243876	17.764592	16.54%	0	2007
	14.262374	15.243876	6.88%	0	2006
	12.814558	14.262374	11.30%	0	2005
	11.241948	12.814558	13.99%	0	2004
	8.126963	11.241948	38.33%	0	2003
	10.000000	8.126963	-18.73%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.986621	10.974137	-8.45%	0	2008
	11.519034	11.986621	4.06%	0	2007
	11.199209	11.519034	2.86%	6,737	2006
	11.195327	11.199209	0.03%	1,277	2005
	10.940982	11.195327	2.32%	2,996	2004
	10.587603	10.940982	3.34%	3,778	2003
	10.000000	10.587603	5.88%	828	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.954832	10.913751	-8.71%	25,140	2008
	11.515084	11.954832	3.82%	24,562	2007
	11.220622	11.515084	2.62%	27,526	2006
	11.251213	11.220622	-0.27%	19,021	2005
	11.027541	11.251213	2.03%	30,108	2004
	10.692425	11.027541	3.13%	27,609	2003
	10.000000	10.692425	6.92%	4,197	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.383562	6.251861	-49.51%	0	2008
	10.672198	12.383562	16.04%	0	2007
	9.967373	10.672198	7.07%	0	2006
	9.347377	9.967373	6.63%	0	2005
	8.587426	9.347377	8.85%	0	2004
	6.664736	8.587426	28.85%	0	2003
	9.162125	6.664736	-27.26%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.151486	6.131232	-49.54%	896	2008
	10.489539	12.151486	15.84%	1,274	2007
	9.808680	10.489539	6.94%	2,236	2006
	9.218873	9.808680	6.40%	2,452	2005
	8.489838	9.218873	8.59%	2,464	2004
	6.598853	8.489838	28.66%	2,728	2003
	9.106521	6.598853	-27.54%	1,766	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.805348	9.000753	-29.71%	0	2008
	11.241771	12.805348	13.91%	0	2007
	10.615607	11.241771	5.90%	2,839	2006
	10.343320	10.615607	2.63%	3,032	2005
	9.941486	10.343320	4.04%	3,032	2004
	8.538358	9.941486	16.43%	3,032	2003
	9.486258	8.538358	-9.99%	3,032	2002
	10.032886	9.486258	-5.45%	3,032	2001
	10.589098	10.032886	-5.25%	3,032	2000
	10.000000	10.589098	5.89%	3,092	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.946385	8.386849	-29.80%	7,576	2008
	10.504425	11.946385	13.73%	10,902	2007
	9.928543	10.504425	5.80%	11,389	2006
	9.687607	9.928543	2.49%	11,620	2005
	9.327298	9.687607	3.86%	17,032	2004
	8.027416	9.327298	16.19%	17,330	2003
	8.935877	8.027416	-10.17%	17,496	2002
	9.464517	8.935877	-5.59%	15,792	2001
	10.000000	9.464517	-5.35%	637	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.496546	7.279562	-36.68%	127	2008
	9.794240	11.496546	17.38%	127	2007
	9.282145	9.794240	5.52%	127	2006
	9.055975	9.282145	2.50%	127	2005
	8.663508	9.055975	4.53%	127	2004
	7.124031	8.663508	21.61%	127	2003
	8.541650	7.124031	-16.60%	127	2002
	9.352638	8.541650	-8.67%	127	2001
	10.835743	9.352638	-13.69%	127	2000
	10.000000	10.835743	8.36%	509	1999*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.554353	6.676298	-36.74%	3,290	2008
	9.012199	10.554353	17.11%	3,520	2007
	8.550975	9.012199	5.39%	3,340	2006
	8.360834	8.550975	2.27%	4,958	2005
	8.015347	8.360834	4.31%	5,086	2004
	6.597558	8.015347	21.49%	5,694	2003
	7.937310	6.597558	-16.88%	5,705	2002
	8.699583	7.937310	-8.76%	3,227	2001
	10.000000	8.699583	-13.00%	554	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	12.042565	7.845946	-34.85%	0	2008
	11.199230	12.042565	7.53%	0	2007
	10.158230	11.199230	10.25%	1,502	2006
	9.740078	10.158230	4.29%	1,707	2005
	9.356061	9.740078	4.10%	1,707	2004
	8.061477	9.356061	16.06%	1,707	2003
	8.946767	8.061477	-9.90%	1,707	2002
	9.219609	8.946767	-2.96%	1,707	2001
	9.763773	9.219609	-5.57%	1,707	2000
	10.000000	9.763773	-2.36%	1,633	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.392495	8.058551	-34.97%	2,300	2008
	11.543648	12.392495	7.35%	9,716	2007
	10.483849	11.543648	10.11%	10,837	2006
	10.060212	10.483849	4.21%	16,337	2005
	9.688903	10.060212	3.83%	23,328	2004
	8.356520	9.688903	15.94%	22,782	2003
	9.292439	8.356520	-10.07%	21,702	2002
	9.590173	9.292439	-3.10%	25,031	2001
	10.000000	9.590173	-4.10%	5,498	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	17.181869	9.736531	-43.33%	1,515	2008
	14.807930	17.181869	16.03%	1,647	2007
	13.437503	14.807930	10.20%	1,894	2006
	11.645150	13.437503	15.39%	1,894	2005
	10.224186	11.645150	13.90%	1,985	2004
	8.066435	10.224186	26.75%	2,036	2003
	9.018576	8.066435	-10.56%	2,170	2002
	10.421715	9.018576	-13.46%	5,927	2001
	11.312579	10.421715	-7.87%	7,038	2000
	10.000000	11.312579	13.13%	3,881	1999*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	15.058398	8.521765	-43.41%	74,809	2008
	13.000549	15.058398	15.83%	86,470	2007
	11.814090	13.000549	10.04%	103,650	2006
	10.255893	11.814090	15.19%	125,720	2005
	9.018550	10.255893	13.72%	108,754	2004
	7.123951	9.018550	26.59%	107,659	2003
	7.980666	7.123951	-10.73%	38,367	2002
	9.233647	7.980666	-13.57%	28,069	2001
	10.000000	9.233647	-7.66%	12,292	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.890423	5.743954	-41.92%	0	2008
	9.367545	9.890423	5.58%	0	2007
	8.321319	9.367545	12.57%	0	2006
	6.965043	8.321319	19.47%	0	2005
	6.964421	6.965043	0.01%	0	2004
	5.634007	6.964421	23.61%	0	2003
	6.149686	5.634007	-8.39%	0	2002
	8.723504	6.149686	-29.50%	0	2001
	10.000000	8.723504	-12.76%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.777135	5.662734	-42.08%	9,792	2008
	9.277240	9.777135	5.39%	10,022	2007
	8.254065	9.277240	12.40%	2,624	2006
	6.926141	8.254065	19.17%	2,608	2005
	6.925021	6.926141	0.02%	3,457	2004
	5.614068	6.925021	23.35%	3,166	2003
	6.149688	5.614068	-8.71%	3,457	2002
	8.723503	6.149688	-29.50%	777	2001
	10.000000	8.723503	-12.76%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.458833	7.614707	-43.42%	1,259	2008
	13.439607	13.458833	0.14%	1,278	2007
	11.333500	13.439607	18.58%	2,026	2006
	10.851726	11.333500	4.44%	4,715	2005
	9.866061	10.851726	9.99%	1,328	2004
	7.672279	9.866061	28.59%	1,795	2003
	9.360599	7.672279	-18.04%	1,824	2002
	9.988075	9.360599	-6.28%	3,531	2001
	9.338236	9.988075	6.96%	1,887	2000
	10.000000	9.338236	-6.62%	1,237	1999*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.470040	8.171452	-43.53%	92,847	2008
	14.470075	14.470040	0.00%	107,662	2007
	12.217818	14.470075	18.43%	135,745	2006
	11.719220	12.217818	4.25%	124,745	2005
	10.669046	11.719220	9.84%	129,187	2004
	8.308933	10.669046	28.40%	115,367	2003
	10.156195	8.308933	-18.19%	59,126	2002
	10.852674	10.156195	-6.42%	34,760	2001
	10.000000	10.852674	8.53%	7,726	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.824172	6.798419	-42.50%	2,567	2008
	10.691587	11.824172	10.59%	3,497	2007
	9.580093	10.691587	11.60%	6,817	2006
	9.021879	9.580093	6.19%	6,895	2005
	8.639037	9.021879	4.43%	6,728	2004
	7.077979	8.639037	22.06%	6,720	2003
	8.603875	7.077979	-17.73%	6,475	2002
	9.559452	8.603875	-10.00%	6,789	2001
	10.051000	9.559452	-4.89%	9,285	2000
	10.000000	10.051000	0.51%	3,518	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.000225	6.885051	-42.63%	13,090	2008
	10.864635	12.000225	10.45%	22,776	2007
	9.748534	10.864635	11.45%	31,595	2006
	9.191409	9.748534	6.06%	43,653	2005
	8.820550	9.191409	4.20%	50,018	2004
	7.235744	8.820550	21.90%	54,373	2003
	8.811766	7.235744	-17.89%	52,151	2002
	9.807331	8.811766	-10.15%	44,878	2001
	10.000000	9.807331	-1.93%	12,147	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.698450	4.303821	-55.62%	3,991	2008
	7.982480	9.698450	21.50%	3,814	2007
	7.676309	7.982480	3.99%	3,554	2006
	7.140421	7.676309	7.50%	4,623	2005
	6.753996	7.140421	5.72%	5,068	2004
	5.274818	6.753996	28.04%	5,128	2003
	6.840964	5.274818	-22.89%	4,931	2002
	8.097237	6.840964	-15.51%	6,482	2001
	9.899770	8.097237	-18.21%	8,991	2000
	10.000000	9.899770	-1.00%	2,972	1999*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	10.052118	4.453188	-55.70%	4,795	2008
	8.282772	10.052118	21.36%	3,749	2007
	7.978934	8.282772	3.81%	3,121	2006
	7.434562	7.978934	7.32%	4,739	2005
	7.043330	7.434562	5.55%	6,096	2004
	5.511713	7.043330	27.79%	6,692	2003
	7.156543	5.511713	-22.98%	9,581	2002
	8.490822	7.156543	-15.71%	10,647	2001
	10.000000	8.490822	-15.09%	7,766	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.199007	5.835246	-47.89%	4,520	2008
	8.939439	11.199007	25.28%	4,379	2007
	8.481329	8.939439	5.40%	5,875	2006
	8.127305	8.481329	4.36%	7,908	2005
	7.970074	8.127305	1.97%	8,363	2004
	6.078297	7.970074	31.12%	8,475	2003
	8.818451	6.078297	-31.07%	8,194	2002
	10.855048	8.818451	-18.76%	10,610	2001
	12.359610	10.855048	-12.17%	13,063	2000
	10.000000	12.359610	23.60%	2,068	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.633956	4.492403	-47.97%	21,867	2008
	6.903391	8.633956	25.07%	27,301	2007
	6.559415	6.903391	5.24%	38,842	2006
	6.295773	6.559415	4.19%	61,672	2005
	6.182424	6.295773	1.83%	75,747	2004
	4.723531	6.182424	30.89%	80,259	2003
	6.862459	4.723531	-31.17%	71,928	2002
	8.461714	6.862459	-18.90%	62,143	2001
	10.000000	8.461714	-15.38%	22,582	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.080268	7.459329	-26.00%	185	2008
	9.944389	10.080268	1.37%	185	2007
	9.057487	9.944389	9.79%	710	2006
	8.946097	9.057487	1.25%	803	2005
	8.275781	8.946097	8.10%	817	2004
	6.600332	8.275781	25.38%	837	2003
	6.450489	6.600332	2.32%	860	2002
	7.414681	6.450489	-13.00%	1,239	2001
	9.701921	7.414681	-23.58%	3,026	2000
	10.000000	9.701921	-2.98%	2,250	1999*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.803258	7.986069	-26.08%	14,928	2008
	10.669523	10.803258	1.25%	22,195	2007
	9.731347	10.669523	9.64%	27,909	2006
	9.631481	9.731347	1.04%	30,307	2005
	8.916676	9.631481	8.02%	29,693	2004
	7.123619	8.916676	25.17%	30,825	2003
	6.983409	7.123619	2.01%	9,761	2002
	8.030466	6.983409	-13.04%	4,599	2001
	10.000000	8.030466	-19.70%	3,350	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.812086	7.249305	-26.12%	1,823	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.812086	7.249305	-26.12%	1,823	2008
	10.000000	9.812086	-1.88%	2,385	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	11.025966	6.859598	-37.79%	8,066	2008
	10.590256	11.025966	4.11%	11,227	2007
	9.266423	10.590256	14.29%	12,519	2006
	8.951572	9.266423	3.52%	17,048	2005
	8.194979	8.951572	9.23%	18,225	2004
	6.462661	8.194979	26.81%	22,885	2003
	8.417305	6.462661	-23.22%	25,909	2002
	9.698102	8.417305	-13.21%	32,337	2001
	10.827599	9.698102	-10.43%	19,211	2000
	10.000000	10.827599	8.28%	1,376	1999*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.429981	13.786567	-4.46%	4,350	2008
	14.004814	14.429981	3.04%	2,634	2007
	13.590545	14.004814	3.05%	10,903	2006
	13.466937	13.590545	0.92%	17,521	2005
	13.055709	13.466937	3.15%	17,859	2004
	12.566969	13.055709	3.89%	18,665	2003
	11.533137	12.566969	8.96%	20,318	2002
	10.768479	11.533137	7.10%	21,311	2001
	9.804059	10.768479	9.84%	11,996	2000
	10.000000	9.804059	-1.96%	5,985	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	37.676446	22.505727	-40.27%	519	2008
	33.039180	37.676446	14.04%	552	2007
	29.715034	33.039180	11.19%	1,243	2006
	25.455966	29.715034	16.73%	2,541	2005
	20.660078	25.455966	23.21%	2,739	2004
	15.102965	20.660078	36.79%	2,698	2003
	16.973973	15.102965	-11.02%	2,644	2002
	17.788368	16.973973	-4.58%	2,917	2001
	13.488675	17.788368	31.88%	4,077	2000
	10.000000	13.488675	34.89%	42	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.383560	13.945318	-40.36%	36,255	2008
	20.531904	23.383560	13.89%	46,353	2007
	18.496911	20.531904	11.00%	50,965	2006
	15.871005	18.496911	16.55%	55,339	2005
	12.892902	15.871005	23.10%	42,889	2004
	9.443636	12.892902	36.52%	42,985	2003
	10.628769	9.443636	-11.15%	31,991	2002
	11.156253	10.628769	-4.73%	24,160	2001
	10.000000	11.156253	11.56%	9,125	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.145046	12.356438	1.74%	10,425	2008
	11.693852	12.145046	3.86%	9,105	2007
	11.289332	11.693852	3.58%	12	2006
	11.094196	11.289332	1.76%	1,310	2005
	11.100684	11.094196	-0.06%	4,081	2004
	11.130039	11.100684	-0.26%	6,870	2003
	11.083221	11.130039	0.42%	15,777	2002
	10.777140	11.083221	2.84%	13,826	2001
	10.262817	10.777140	5.01%	0	2000
	10.000000	10.262817	2.63%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	16.051728	8.897789	-44.57%	418	2008
	13.869504	16.051728	15.73%	438	2007
	11.907526	13.869504	16.48%	1,251	2006
	10.135023	11.907526	17.49%	2,795	2005
	9.043510	10.135023	12.07%	2,922	2004
	6.394953	9.043510	41.42%	2,901	2003
	8.129878	6.394953	-21.34%	2,868	2002
	10.458206	8.129878	-22.66%	3,817	2001
	13.098422	10.458206	-20.16%	4,067	2000
	10.000000	13.098422	30.98%	32	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.776433	7.070274	-44.66%	3,279	2008
	11.053990	12.776433	15.58%	5,468	2007
	9.504351	11.053990	16.30%	5,345	2006
	8.102446	9.504351	17.30%	6,995	2005
	7.240952	8.102446	11.90%	8,703	2004
	5.126306	7.240952	41.25%	7,923	2003
	6.526307	5.126306	-21.45%	6,343	2002
	8.383650	6.526307	-22.15%	5,206	2001
	10.000000	8.383650	-16.16%	3,288	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.410128	9.636951	-44.65%	2,524	2008
	15.062075	17.410128	15.59%	3,183	2007
	12.946101	15.062075	16.34%	3,067	2006
	11.040339	12.946101	17.26%	2,213	2005
	10.000000	11.040339	10.40%	1,578	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.511814	9.704898	-44.58%	0	2008
	15.128703	17.511814	15.75%	0	2007
	12.988292	15.128703	16.48%	9	2006
	11.059266	12.988292	17.44%	0	2005
	10.000000	11.059266	10.59%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.526770	7.142127	-47.20%	0	2008
	13.431224	13.526770	0.71%	0	2007
	11.872559	13.431224	13.13%	0	2006
	11.333042	11.872559	4.76%	0	2005
	10.332450	11.333042	9.68%	0	2004
	7.803904	10.332450	32.40%	0	2003
	9.382161	7.803904	-16.82%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.393607	7.062326	-47.27%	0	2008
	13.316308	13.393607	0.58%	0	2007
	11.786203	13.316308	12.98%	2,415	2006
	11.276747	11.786203	4.52%	2,415	2005
	10.294474	11.276747	9.54%	2,415	2004
	7.794311	10.294474	32.08%	2,415	2003
	9.382168	7.794311	-16.92%	2,415	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.837326	8.117714	-51.79%	0	2008
	16.147411	16.837326	4.27%	189	2007
	14.071962	16.147411	14.75%	189	2006
	13.894628	14.071962	1.28%	189	2005
	12.343894	13.894628	12.56%	189	2004
	7.921869	12.343894	55.82%	189	2003
	10.000000	7.921869	-20.78%	189	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.794029	7.597538	-51.90%	8,473	2008
	15.169635	15.794029	4.12%	9,812	2007
	13.241409	15.169635	14.56%	9,990	2006
	13.090871	13.241409	1.15%	10,604	2005
	11.644969	13.090871	12.42%	11	2004
	7.493606	11.644969	55.40%	9,643	2003
	10.000000	7.493606	-25.06%	1,023	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.830430	9.977658	-27.86%	0	2008
	14.352953	13.830430	-3.64%	0	2007
	12.377013	14.352953	15.96%	0	2006
	12.088105	12.377013	2.39%	0	2005
	11.003232	12.088105	9.86%	0	2004
	8.922512	11.003232	23.32%	0	2003
	10.000000	8.922512	-10.77%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.600419	-34.00%	2,877	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.874186	10.548789	-40.98%	0	2008
	15.633358	17.874186	14.33%	0	2007
	13.008212	15.633358	20.18%	0	2006
	11.923298	13.008212	9.10%	0	2005
	10.157225	11.923298	17.39%	0	2004
	7.759729	10.157225	30.90%	0	2003
	10.000000	7.759729	-22.40%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.768202	11.186916	-37.04%	0	2008
	16.954615	17.768202	4.80%	0	2007
	15.499490	16.954615	9.39%	0	2006
	14.150937	15.499490	9.53%	0	2005
	12.199437	14.150937	16.00%	0	2004
	10.000000	12.199437	21.99%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.669579	7.262115	-37.77%	8,697	2008
	10.644552	11.669579	9.63%	14,312	2007
	10.045181	10.644552	5.97%	14,723	2006
	9.759478	10.045181	2.93%	15,924	2005
	9.068225	9.759478	7.62%	16,473	2004
	7.489890	9.068225	21.07%	15,354	2003
	10.000000	7.489890	-25.10%	3,520	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.732056	5.129891	-52.20%	7,288	2008
	9.924852	10.732056	8.13%	10,165	2007
	9.824481	9.924852	1.02%	11,273	2006
	9.672121	9.824481	1.58%	10,356	2005
	8.563253	9.672121	12.95%	10,030	2004
	6.347752	8.563253	34.90%	9,736	2003
	10.000000	6.347752	-36.52%	4,159	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.652059	6.958969	-40.28%	3,047	2008
	11.540612	11.652059	0.97%	3,826	2007
	10.348249	11.540612	11.52%	4,476	2006
	9.976911	10.348249	3.72%	4,366	2005
	9.512536	9.976911	4.88%	5,322	2004
	7.219350	9.512536	31.76%	5,638	2003
	10.000000	7.219350	-27.81%	2,767	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.888333	10.552335	-33.58%	2,844	2008
	14.954915	15.888333	6.24%	7,239	2007
	12.566771	14.954915	19.00%	10,204	2006
	11.952437	12.566771	5.14%	11,197	2005
	10.540976	11.952437	13.39%	10,740	2004
	8.559559	10.540976	23.15%	10,229	2003
	10.000000	8.559559	-14.40%	3,082	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.252330	9.112538	-31.24%	4,906	2008
	12.555830	13.252330	5.55%	7,183	2007
	11.514510	12.555830	9.04%	26,889	2006
	11.211816	11.514510	2.70%	29,975	2005
	10.717318	11.211816	4.61%	30,269	2004
	9.253228	10.717318	15.82%	32,446	2003
	10.000000	9.253228	-7.47%	11,985	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.362509	5.531045	-46.62%	470	2008
	10.183459	10.362509	1.76%	271	2007
	10.000000	10.183459	1.83%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.213718	8.499664	-40.20%	1,292	2008
	13.376234	14.213718	6.26%	1,292	2007
	11.912716	13.376234	12.29%	1,292	2006
	11.288978	11.912716	5.53%	0	2005
	10.000000	11.288978	12.89%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.972607	7.609027	-30.65%	0	2008
	10.469308	10.972607	4.81%	2,537	2007
	10.000000	10.469308	4.69%	2,537	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.627782	9.458857	-11.00%	540	2008
	10.451366	10.627782	1.69%	540	2007
	10.000000	10.451366	4.51%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.142021	7.357433	-39.41%	2,855	2008
	10.752059	12.142021	12.93%	2,522	2007
	10.000000	10.752059	7.52%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.356722	6.256195	-44.91%	533	2008
	10.278312	11.356722	10.49%	533	2007
	10.000000	10.278312	2.78%	533	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.809470	5.999507	-38.84%	0	2008
	10.000000	9.809470	-1.91%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.630759	8.258152	-29.00%	0	2008
	11.417078	11.630759	1.87%	0	2007
	10.453271	11.417078	9.22%	0	2006
	10.000000	10.453271	4.53%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	39.301395	16.327126	-58.46%	0	2008
	27.413031	39.301395	43.37%	690	2007
	20.363860	27.413031	34.62%	814	2006
	15.582808	20.363860	30.68%	897	2005
	13.102315	15.582808	18.93%	948	2004
	8.057559	13.102315	62.61%	1,140	2003
	10.000000	8.057559	-19.42%	1,187	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.798561	12.398865	-58.39%	1,851	2008
	20.747777	29.798561	43.62%	1,639	2007
	15.385337	20.747777	34.85%	1,323	2006
	11.759167	15.385337	30.84%	343	2005
	10.000000	11.759167	17.59%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.461818	-45.38%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.461818	-45.38%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.126637	-38.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.124732	-38.75%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.359322	-36.41%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.922177	-20.78%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.199765	-28.00%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.072864	-9.27%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.557700	-24.42%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.836576	-31.63%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.302301	-16.98%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.862143	-1.38%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.840292	-1.60%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.846106	-1.54%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.267711	13.049538	6.37%	22,049	2008
	11.593897	12.267711	5.81%	25,069	2007
	11.360663	11.593897	2.05%	27,920	2006
	11.140494	11.360663	1.98%	29,408	2005
	10.925111	11.140494	1.97%	54,838	2004
	10.846438	10.925111	0.73%	64,230	2003
	10.000000	10.846438	8.46%	14,080	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.170631	11.294637	-7.20%	36,278	2008
	11.696132	12.170631	4.06%	40,214	2007
	11.156116	11.696132	4.84%	88,122	2006
	10.935327	11.156116	2.02%	88,910	2005
	10.581462	10.935327	3.34%	94,294	2004
	9.930252	10.581462	6.56%	90,789	2003
	10.000000	9.930252	-0.70%	11,881	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.098183	10.988540	-16.11%	39,549	2008
	12.530671	13.098183	4.53%	95,143	2007
	11.703118	12.530671	7.07%	139,666	2006
	11.342051	11.703118	3.18%	162,123	2005
	10.718288	11.342051	5.82%	160,538	2004
	9.546204	10.718288	12.28%	158,392	2003
	10.000000	9.546204	-4.54%	55,843	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.877469	10.525169	-24.16%	221,123	2008
	13.301305	13.877469	4.33%	311,119	2007
	12.095955	13.301305	9.96%	287,472	2006
	11.627262	12.095955	4.03%	302,949	2005
	10.749376	11.627262	8.17%	309,682	2004
	9.067258	10.749376	18.55%	261,652	2003
	10.000000	9.067258	-9.33%	53,699	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.986959	10.153709	-32.25%	183,964	2008
	14.298303	14.986959	4.82%	187,500	2007
	12.640742	14.298303	13.11%	191,727	2006
	11.954838	12.640742	5.74%	241,994	2005
	10.800103	11.954838	10.69%	239,626	2004
	8.635804	10.800103	25.06%	217,391	2003
	10.000000	8.635804	-13.64%	37,785	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.661658	9.767559	-37.63%	8,827	2008
	14.969080	15.661658	4.63%	11,337	2007
	12.970181	14.969080	15.41%	11,951	2006
	12.168726	12.970181	6.59%	9,276	2005
	10.806920	12.168726	12.60%	9,392	2004
	8.298926	10.806920	30.22%	6,952	2003
	10.000000	8.298926	-17.01%	6,286	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.083296	10.090865	-37.26%	0	2008
	15.143224	16.083296	6.21%	0	2007
	13.954394	15.143224	8.52%	688	2006
	12.605389	13.954394	10.70%	2,688	2005
	11.029727	12.605389	14.29%	2,688	2004
	8.294898	11.029727	32.97%	3,008	2003
	10.000000	8.294898	-17.05%	142	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.167298	9.493522	-37.41%	1,959	2008
	14.305750	15.167298	6.02%	2,512	2007
	13.200295	14.305750	8.37%	2,854	2006
	11.945631	13.200295	10.50%	2,464	2005
	10.473028	11.945631	14.06%	2,423	2004
	7.896964	10.473028	32.62%	2,016	2003
	10.000000	7.896964	-21.03%	0	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.706790	10.790090	0.78%	105,822	2008
	10.347158	10.706790	3.48%	27,027	2007
	10.023675	10.347158	3.23%	39,703	2006
	9.886431	10.023675	1.39%	21,158	2005
	9.930997	9.886431	-0.45%	22,340	2004
	9.994178	9.930997	-0.63%	20,822	2003
	10.000000	9.994178	-0.06%	11,598	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.073083	-39.27%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.708382	8.324605	-47.01%	0	2008
	15.455257	15.708382	1.64%	0	2007
	12.750129	15.455257	21.22%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.552594	8.223837	-47.12%	5,627	2008
	15.336721	15.552594	1.41%	9,146	2007
	12.687509	15.336721	20.88%	2,131	2006
	11.491561	12.687509	10.41%	793	2005
	10.000000	11.491561	14.92%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.307318	-36.93%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.295437	-37.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.217635	-37.82%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.701262	-32.99%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.385628	6.538894	-47.21%	7,021	2008
	11.454992	12.385628	8.12%	12,321	2007
	11.263345	11.454992	1.70%	13,185	2006
	10.586589	11.263345	6.39%	13,395	2005
	9.473128	10.586589	11.75%	13,581	2004
	7.155633	9.473128	32.39%	13,805	2003
	10.000000	7.155633	-28.44%	3,783	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.911967	9.990773	-33.00%	0	2008
	16.220046	14.911967	-8.06%	0	2007
	14.003137	16.220046	15.83%	0	2006
	13.757133	14.003137	1.79%	0	2005
	11.876731	13.757133	15.83%	0	2004
	7.667519	11.876731	54.90%	0	2003
	10.000000	7.667519	-23.32%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.661674	9.133129	-33.15%	4,062	2008
	14.913687	13.661674	-8.40%	7,573	2007
	12.896980	14.913687	15.64%	8,269	2006
	12.706367	12.896980	1.50%	8,289	2005
	10.997925	12.706367	15.53%	8,303	2004
	7.118692	10.997925	54.49%	8,130	2003
	10.000000	7.118692	-28.81%	2,527	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.651398	10.163529	-38.96%	0	2008
	16.511301	16.651398	0.85%	0	2007
	14.923214	16.511301	10.64%	0	2006
	13.454354	14.923214	10.92%	0	2005
	11.447101	13.454354	17.54%	0	2004
	8.220386	11.447101	39.25%	0	2003
	10.000000	8.220386	-17.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.859577	10.263046	-39.13%	3,219	2008
	16.756695	16.859577	0.61%	3,550	2007
	15.183820	16.756695	10.36%	4,028	2006
	13.727326	15.183820	10.61%	3,129	2005
	11.702799	13.727326	17.30%	3,150	2004
	8.428002	11.702799	38.86%	2,889	2003
	10.000000	8.428002	-15.72%	487	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.370842	6.556155	-42.34%	0	2008
	10.673085	11.370842	6.54%	0	2007
	10.000000	10.673085	6.73%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.860285	-1.40%	318	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.586139	-44.14%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.982737	6.966252	-46.34%	24,083	2008
	11.547571	12.982737	12.43%	27,415	2007
	10.859189	11.547571	6.34%	27,918	2006
	10.486371	10.859189	3.56%	26,542	2005
	9.960154	10.486371	5.28%	29,503	2004
	7.717711	9.960154	29.06%	29,999	2003
	10.000000	7.717711	-22.82%	11,556	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.932771	9.409419	-40.94%	0	2008
	15.173883	15.932771	5.00%	0	2007
	13.056005	15.173883	16.22%	0	2006
	11.562924	13.056005	12.91%	0	2005
	10.000000	11.562924	15.63%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.788180	9.300233	-41.09%	21,404	2008
	15.075751	15.788180	4.73%	19,719	2007
	13.003547	15.075751	15.94%	17,583	2006
	11.545805	13.003547	12.63%	12,507	2005
	10.000000	11.545805	15.46%	11,077	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	18.102349	10.691736	-40.94%	0	2008
	17.243134	18.102349	4.98%	0	2007
	14.836001	17.243134	16.22%	0	2006
	13.142790	14.836001	12.88%	0	2005
	11.168790	13.142790	17.67%	0	2004
	7.907952	11.168790	41.23%	0	2003
	10.000000	7.907952	-20.92%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.859636	10.523261	-41.08%	9,088	2008
	17.050103	17.859636	4.75%	12,123	2007
	14.710969	17.050103	15.90%	20,151	2006
	13.060346	14.710969	12.64%	21,458	2005
	11.125352	13.060346	17.39%	26,600	2004
	7.886028	11.125352	41.08%	38,372	2003
	10.000000	7.886028	-21.14%	11,742	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.580103	1.996897	-79.16%	0	2008
	10.000000	9.580103	-4.20%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.647007	2.874136	-78.94%	0	2008
	13.834753	13.647007	-1.36%	242	2007
	12.802941	13.834753	8.06%	3,628	2006
	12.671389	12.802941	1.04%	1,364	2005
	11.775879	12.671389	7.60%	242	2004
	9.620086	11.775879	22.41%	242	2003
	10.000000	9.620086	-3.80%	242	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.362150	8.098248	-39.39%	20,043	2008
	12.992815	13.362150	2.84%	20,907	2007
	11.464812	12.992815	13.33%	28,401	2006
	10.979235	11.464812	4.42%	29,245	2005
	10.186601	10.979235	7.78%	30,197	2004
	8.158547	10.186601	24.86%	28,759	2003
	10.000000	8.158547	-18.41%	6,657	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.879065	10.362428	-38.61%	0	2008
	17.303227	16.879065	-2.45%	0	2007
	15.236514	17.303227	13.56%	0	2006
	14.036289	15.236514	8.55%	0	2005
	11.902437	14.036289	17.93%	0	2004
	8.349080	11.902437	42.56%	0	2003
	10.000000	8.349080	-16.51%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.727716	5.955304	-38.78%	275	2008
	9.990601	9.727716	-2.63%	275	2007
	10.000000	9.990601	-0.09%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	15.074985	12.730190	-15.55%	28,726	2008
	13.935676	15.074985	8.18%	31,838	2007
	13.159680	13.935676	5.90%	32,905	2006
	13.003428	13.159680	1.20%	26,519	2005
	12.143815	13.003428	7.08%	17,197	2004
	10.496415	12.143815	15.69%	15,525	2003
	10.000000	10.496415	4.96%	3,089	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.920123	9.031982	-39.46%	0	2008
	16.081163	14.920123	-7.22%	0	2007
	14.048844	16.081163	14.47%	0	2006
	13.519348	14.048844	3.92%	0	2005
	12.321351	13.519348	9.72%	0	2004
	10.000000	12.321351	23.21%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.680843	9.785808	-44.65%	0	2008
	16.523374	17.680843	7.01%	0	2007
	13.100540	16.523374	26.13%	0	2006
	11.823679	13.100540	10.80%	0	2005
	10.304480	11.823679	14.74%	0	2004
	8.118734	10.304480	26.92%	0	2003
	10.000000	8.118734	-18.81%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	15.058406	9.016864	-40.12%	0	2008
	17.472508	15.058406	-13.82%	0	2007
	15.084271	17.472508	15.83%	0	2006
	14.271145	15.084271	5.70%	0	2005
	11.450125	14.271145	24.64%	0	2004
	7.748189	11.450125	47.78%	0	2003
	10.000000	7.748189	-22.52%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.891806	7.394294	-37.82%	0	2008
	11.413106	11.891806	4.19%	0	2007
	10.961365	11.413106	4.12%	0	2006
	10.501871	10.961365	4.38%	0	2005
	10.125230	10.501871	3.72%	0	2004
	8.208604	10.125230	23.35%	315	2003
	10.000000	8.208604	-17.91%	139	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.354331	10.040076	-11.57%	0	2008
	10.928553	11.354331	3.90%	0	2007
	10.685986	10.928553	2.27%	0	2006
	10.411305	10.685986	2.64%	0	2005
	10.130478	10.411305	2.77%	0	2004
	10.000000	10.130478	1.30%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	22.003034	13.458969	-38.83%	3,539	2008
	26.935725	22.003034	-18.31%	4,089	2007
	19.812541	26.935725	35.95%	3,522	2006
	17.184062	19.812541	15.30%	2,951	2005
	12.788468	17.184062	34.37%	2,884	2004
	10.000000	12.788468	27.88%	40	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.466406	5.761656	-49.75%	17,692	2008
	9.955392	11.466406	15.18%	27,927	2007
	9.823232	9.955392	1.35%	29,775	2006
	9.241362	9.823232	6.30%	30,444	2005
	8.764363	9.241362	5.44%	26,898	2004
	6.986412	8.764363	25.45%	25,653	2003
	10.000000	6.986412	-30.14%	10,385	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.690416	8.679022	-36.61%	26,265	2008
	14.195168	13.690416	-3.56%	30,427	2007
	12.386900	14.195168	14.60%	43,817	2006
	12.048093	12.386900	2.81%	43,456	2005
	10.389874	12.048093	15.96%	52,055	2004
	8.045705	10.389874	29.14%	48,584	2003
	10.000000	8.045705	-19.54%	27,948	2002*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.143416	6.239150	-52.53%	24,371	2008
	13.138299	13.143416	0.04%	32,081	2007
	11.785662	13.138299	11.48%	38,190	2006
	11.325684	11.785662	4.06%	40,320	2005
	10.352733	11.325684	9.40%	44,598	2004
	7.869161	10.352733	31.56%	41,559	2003
	10.000000	7.869161	-21.31%	3,722	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.662866	7.170573	-43.37%	6,423	2008
	11.483241	12.662866	10.27%	6,393	2007
	10.969543	11.483241	4.68%	6,558	2006
	10.235568	10.969543	7.17%	7,829	2005
	9.752749	10.235568	4.95%	9,368	2004
	7.648923	9.752749	27.50%	7,625	2003
	10.000000	7.648923	-23.51%	411	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.112291	8.424094	-47.72%	0	2008
	14.728440	16.112291	9.40%	0	2007
	12.806288	14.728440	15.01%	0	2006
	11.837445	12.806288	8.18%	0	2005
	10.383858	11.837445	14.00%	0	2004
	7.772377	10.383858	33.60%	0	2003
	10.000000	7.772377	-22.28%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.922197	7.786835	-47.82%	0	2008
	13.677115	14.922197	9.10%	0	2007
	11.919143	13.677115	14.75%	0	2006
	11.051627	11.919143	7.85%	1,058	2005
	10.000000	11.051627	10.52%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.546001	7.960828	-31.05%	0	2008
	10.820636	11.546001	6.70%	0	2007
	10.000000	10.820636	8.21%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.502412	7.910399	-31.23%	2,459	2008
	10.803550	11.502412	6.47%	3,465	2007
	10.000000	10.803550	8.04%	2,459	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.843239	12.817514	-41.32%	3,324	2008
	19.338578	21.843239	12.95%	4,048	2007
	15.320915	19.338578	26.22%	4,090	2006
	13.187556	15.320915	16.18%	4,133	2005
	10.800913	13.187556	22.10%	4,238	2004
	8.509517	10.800913	26.93%	4,046	2003
	10.000000	8.509517	-14.90%	2,086	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.277641	10.778394	-29.45%	0	2008
	14.130603	15.277641	8.12%	0	2007
	12.869413	14.130603	9.80%	0	2006
	12.115688	12.869413	6.22%	0	2005
	10.784983	12.115688	12.34%	0	2004
	8.582653	10.784983	25.66%	0	2003
	10.000000	8.582653	-14.17%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.203555	8.313823	-41.47%	24,782	2008
	13.724599	14.203555	3.49%	25,411	2007
	11.886123	13.724599	15.47%	26,749	2006
	11.513091	11.886123	3.24%	27,773	2005
	10.487787	11.513091	9.78%	28,199	2004
	8.038632	10.487787	30.47%	27,426	2003
	10.000000	8.038632	-19.61%	2,678	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.323325	12.137325	-53.89%	3,726	2008
	25.261745	26.323325	4.20%	3,960	2007
	18.941461	25.261745	33.37%	4,167	2006
	16.469412	18.941461	15.01%	5,107	2005
	13.360746	16.469412	23.27%	5,739	2004
	9.403677	13.360746	42.08%	8,632	2003
	10.000000	9.403677	-5.96%	3,150	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.040958	7.151794	-40.60%	5,249	2008
	10.738464	12.040958	12.13%	9,620	2007
	10.949717	10.738464	-1.93%	5,517	2006
	9.659722	10.949717	13.35%	5,558	2005
	9.033125	9.659722	6.94%	5,687	2004
	7.418546	9.033125	21.76%	6,672	2003
	10.000000	7.418546	-25.81%	1,329	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.574798	11.145232	-36.58%	4,334	2008
	17.539628	17.574798	0.20%	6,500	2007
	15.560201	17.539628	12.72%	10,095	2006
	14.784175	15.560201	5.25%	10,461	2005
	12.579414	14.784175	17.53%	10,905	2004
	9.045889	12.579414	39.06%	10,730	2003
	10.000000	9.045889	-9.54%	4,578	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.710104	10.712196	-31.81%	0	2008
	16.023100	15.710104	-1.95%	0	2007
	14.188812	16.023100	12.93%	0	2006
	13.405502	14.188812	5.84%	0	2005
	11.143315	13.405502	20.30%	0	2004
	8.194166	11.143315	35.99%	0	2003
	10.000000	8.194166	-18.06%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.151660	7.864734	-35.28%	0	2008
	11.423227	12.151660	6.38%	0	2007
	10.598168	11.423227	7.78%	0	2006
	10.362697	10.598168	2.27%	0	2005
	9.885245	10.362697	4.83%	0	2004
	7.948460	9.885245	24.37%	0	2003
	10.000000	7.948460	-20.52%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.326752	8.888294	-37.96%	0	2008
	13.791696	14.326752	3.88%	0	2007
	12.097903	13.791696	14.00%	0	2006
	11.707528	12.097903	3.33%	0	2005
	10.720933	11.707528	9.20%	0	2004
	8.461901	10.720933	26.70%	0	2003
	10.000000	8.461901	-15.38%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.048862	9.928382	-38.14%	3,741	2008
	15.488316	16.048862	3.62%	9,998	2007
	13.620591	15.488316	13.71%	16,098	2006
	13.213633	13.620591	3.08%	20,464	2005
	12.131737	13.213633	8.92%	21,679	2004
	10.000000	12.131737	21.32%	7,317	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.595349	7.557756	-34.82%	7,501	2008
	13.034451	11.595349	-11.04%	11,437	2007
	11.336828	13.034451	14.97%	16,257	2006
	10.962170	11.336828	3.42%	17,101	2005
	10.142868	10.962170	8.08%	17,270	2004
	8.071358	10.142868	25.66%	16,317	2003
	10.000000	8.071358	-19.29%	5,156	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.071874	9.074156	-30.58%	740	2008
	12.080259	13.071874	8.21%	1,435	2007
	10.570667	12.080259	14.28%	2,277	2006
	10.530971	10.570667	0.38%	2,418	2005
	9.961438	10.530971	5.72%	3,139	2004
	8.147213	9.961438	22.27%	3,017	2003
	10.000000	8.147213	-18.53%	2,565	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.561744	10.621854	-27.06%	10,437	2008
	14.299104	14.561744	1.84%	10,823	2007
	13.102334	14.299104	9.13%	12,909	2006
	12.979622	13.102334	0.95%	13,191	2005
	11.937652	12.979622	8.73%	15,036	2004
	9.930628	11.937652	20.21%	18,576	2003
	10.000000	9.930628	-0.69%	4,632	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.491344	8.298859	-46.43%	0	2008
	14.328668	15.491344	8.11%	0	2007
	12.210319	14.328668	17.35%	0	2006
	11.341201	12.210319	7.66%	0	2005
	10.073735	11.341201	12.58%	0	2004
	7.740539	10.073735	30.14%	0	2003
	10.000000	7.740539	-22.59%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.714520	9.879097	-44.23%	201	2008
	15.208641	17.714520	16.48%	174	2007
	14.236589	15.208641	6.83%	189	2006
	12.797844	14.236589	11.24%	190	2005
	11.232979	12.797844	13.93%	203	2004
	8.124582	11.232979	38.26%	215	2003
	10.000000	8.124582	-18.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.952813	10.937648	-8.49%	0	2008
	11.492383	11.952813	4.01%	0	2007
	11.178940	11.492383	2.80%	0	2006
	11.180714	11.178940	-0.02%	0	2005
	10.932239	11.180714	2.27%	0	2004
	10.584503	10.932239	3.29%	0	2003
	10.000000	10.584503	5.85%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.920553	10.876944	-8.75%	21,910	2008
	11.487925	11.920553	3.77%	32,779	2007
	11.199806	11.487925	2.57%	43,103	2006
	11.236015	11.199806	-0.32%	44,512	2005
	11.018222	11.236015	1.98%	42,735	2004
	10.688806	11.018222	3.08%	28,346	2003
	10.000000	10.688806	6.89%	9,870	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.339768	6.226598	-49.54%	0	2008
	10.639879	12.339768	15.98%	0	2007
	9.942215	10.639879	7.02%	0	2006
	9.328480	9.942215	6.58%	0	2005
	8.574418	9.328480	8.79%	0	2004
	6.658000	8.574418	28.78%	0	2003
	9.157514	6.658000	-27.29%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.108507	6.106442	-49.57%	1,273	2008
	10.457762	12.108507	15.78%	1,524	2007
	9.783918	10.457762	6.89%	3,617	2006
	9.200241	9.783918	6.34%	5,925	2005
	8.476968	9.200241	8.53%	6,959	2004
	6.592185	8.476968	28.59%	7,351	2003
	9.101935	6.592185	-27.57%	529	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.749283	8.956808	-29.75%	0	2008
	11.198247	12.749283	13.85%	0	2007
	10.579852	11.198247	5.85%	0	2006
	10.313700	10.579852	2.58%	0	2005
	9.918032	10.313700	3.99%	0	2004
	8.522529	9.918032	16.37%	0	2003
	9.473472	8.522529	-10.04%	0	2002
	10.024469	9.473472	-5.50%	0	2001
	10.585544	10.024469	-5.30%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.900087	8.350115	-29.83%	0	2008
	10.469054	11.900087	13.67%	0	2007
	9.900104	10.469054	5.75%	0	2006
	9.664740	9.900104	2.44%	1,208	2005
	9.310001	9.664740	3.81%	1,787	2004
	8.016577	9.310001	16.13%	1,871	2003
	8.928331	8.016577	-10.21%	1,932	2002
	9.461349	8.928331	-5.63%	1,017	2001
	10.000000	9.461349	-5.39%	706	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.446207	7.244008	-36.71%	0	2008
	9.756312	11.446207	17.32%	0	2007
	9.250869	9.756312	5.46%	0	2006
	9.030030	9.250869	2.45%	0	2005
	8.643061	9.030030	4.48%	0	2004
	7.110815	8.643061	21.55%	0	2003
	8.530134	7.110815	-16.64%	374	2002
	9.344790	8.530134	-8.72%	374	2001
	10.832110	9.344790	-13.73%	478	2000

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.513409	6.647024	-36.78%	0	2008
	8.981817	10.513409	17.05%	0	2007
	8.526453	8.981817	5.34%	0	2006
	8.341084	8.526453	2.22%	2,016	2005
	8.000470	8.341084	4.26%	2,274	2004
	6.588634	8.000470	21.43%	2,285	2003
	7.930603	6.588634	-16.92%	2,297	2002
	8.696670	7.930603	-8.81%	380	2001
	10.000000	8.696670	-13.03%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.989812	7.807603	-34.88%	0	2008
	11.155861	11.989812	7.48%	526	2007
	10.124002	11.155861	10.19%	526	2006
	9.712163	10.124002	4.24%	526	2005
	9.333977	9.712163	4.05%	526	2004
	8.046522	9.333977	16.00%	0	2003
	8.934702	8.046522	-9.94%	0	2002
	9.211877	8.934702	-3.01%	0	2001
	9.760484	9.211877	-5.62%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.344474	8.023251	-35.01%	171	2008
	11.504776	12.344474	7.30%	171	2007
	10.453834	11.504776	10.05%	0	2006
	10.036473	10.453834	4.16%	0	2005
	9.670946	10.036473	3.78%	0	2004
	8.345241	9.670946	15.89%	846	2003
	9.284604	8.345241	-10.12%	846	2002
	9.586975	9.284604	-3.15%	846	2001
	10.000000	9.586975	-4.13%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	17.106628	9.688975	-43.36%	625	2008
	14.750594	17.106628	15.97%	1,216	2007
	13.392233	14.750594	10.14%	1,232	2006
	11.611769	13.392233	15.33%	1,293	2005
	10.200042	11.611769	13.84%	1,351	2004
	8.051461	10.200042	26.69%	968	2003
	9.006407	8.051461	-10.60%	885	2002
	10.412956	9.006407	-13.51%	1,336	2001
	11.308771	10.412956	-7.92%	2,321	2000

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	15.000026	8.484423	-43.44%	61,554	2008
	12.956753	15.000026	15.77%	96,439	2007
	11.780236	12.956753	9.99%	94,921	2006
	10.231672	11.780236	15.14%	98,970	2005
	9.001814	10.231672	13.66%	97,832	2004
	7.114325	9.001814	26.53%	87,606	2003
	7.973926	7.114325	-10.78%	5,373	2002
	9.230553	7.973926	-13.61%	3,657	2001
	10.000000	9.230553	-7.69%	1,089	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.854197	5.720012	-41.95%	0	2008
	9.337985	9.854197	5.53%	0	2007
	8.299247	9.337985	12.52%	0	2006
	6.950069	8.299247	19.41%	0	2005
	6.952969	6.950069	-0.04%	0	2004
	5.627584	6.952969	23.55%	0	2003
	6.145793	5.627584	-8.43%	0	2002
	8.722441	6.145793	-29.54%	0	2001
	10.000000	8.722441	-12.78%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.741288	5.639112	-42.11%	825	2008
	9.247938	9.741288	5.33%	1,441	2007
	8.232149	9.247938	12.34%	1,441	2006
	6.911236	8.232149	19.11%	863	2005
	6.913621	6.911236	-0.03%	923	2004
	5.607671	6.913621	23.29%	613	2003
	6.145798	5.607671	-8.76%	0	2002
	8.722439	6.145798	-29.54%	0	2001
	10.000000	8.722439	-12.78%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.399905	7.577515	-43.45%	689	2008
	13.387580	13.399905	0.09%	973	2007
	11.295325	13.387580	18.52%	991	2006
	10.820640	11.295325	4.39%	1,076	2005
	9.842780	10.820640	9.93%	1,227	2004
	7.658055	9.842780	28.53%	745	2003
	9.347976	7.658055	-18.08%	745	2002
	9.979686	9.347976	-6.33%	843	2001
	9.335095	9.979686	6.91%	843	2000

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.413978	8.135660	-43.56%	38,280	2008
	14.421359	14.413978	-0.05%	51,566	2007
	12.182840	14.421359	18.37%	58,660	2006
	11.691568	12.182840	4.20%	59,382	2005
	10.649266	11.691568	9.79%	61,979	2004
	8.297718	10.649266	28.34%	51,973	2003
	10.147635	8.297718	-18.23%	3,588	2002
	10.849047	10.147635	-6.47%	708	2001
	10.000000	10.849047	8.49%	236	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.772408	6.765221	-42.53%	119	2008
	10.650197	11.772408	10.54%	134	2007
	9.547828	10.650197	11.55%	141	2006
	8.996038	9.547828	6.13%	148	2005
	8.618648	8.996038	4.38%	156	2004
	7.064839	8.618648	21.99%	394	2003
	8.592265	7.064839	-17.78%	401	2002
	9.551417	8.592265	-10.04%	904	2001
	10.047615	9.551417	-4.94%	914	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.953726	6.854893	-42.65%	9,741	2008
	10.828038	11.953726	10.40%	11,879	2007
	9.720603	10.828038	11.39%	19,909	2006
	9.169715	9.720603	6.01%	21,832	2005
	8.804187	9.169715	4.15%	29,140	2004
	7.225962	8.804187	21.84%	27,895	2003
	8.804323	7.225962	-17.93%	11,093	2002
	9.804049	8.804323	-10.20%	3,422	2001
	10.000000	9.804049	-1.96%	1,140	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.655965	4.282787	-55.65%	723	2008
	7.951551	9.655965	21.43%	738	2007
	7.650440	7.951551	3.94%	746	2006
	7.119955	7.650440	7.45%	753	2005
	6.738055	7.119955	5.67%	1,400	2004
	5.265036	6.738055	27.98%	1,646	2003
	6.831736	5.265036	-22.93%	1,653	2002
	8.090436	6.831736	-15.56%	1,664	2001
	9.896444	8.090436	-18.25%	1,675	2000

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	10.013184	4.433683	-55.72%	482	2008
	8.254894	10.013184	21.30%	482	2007
	7.956088	8.254894	3.76%	482	2006
	7.417017	7.956088	7.27%	482	2005
	7.030271	7.417017	5.50%	482	2004
	5.504279	7.030271	27.72%	2,017	2003
	7.150507	5.504279	-23.02%	2,017	2002
	8.487973	7.150507	-15.76%	4,771	2001
	10.000000	8.487973	-15.12%	632	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.149950	5.806737	-47.92%	646	2008
	8.904813	11.149950	25.21%	1,015	2007
	8.452753	8.904813	5.35%	1,021	2006
	8.104015	8.452753	4.30%	1,085	2005
	7.951257	8.104015	1.92%	1,591	2004
	6.067015	7.951257	31.06%	1,769	2003
	8.806545	6.067015	-31.11%	1,774	2002
	10.845940	8.806545	-18.80%	2,875	2001
	12.355467	10.845940	-12.22%	3,479	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.600422	4.472674	-47.99%	15,419	2008
	6.880077	8.600422	25.00%	29,290	2007
	6.540584	6.880077	5.19%	31,763	2006
	6.280879	6.540584	4.13%	33,827	2005
	6.170915	6.280879	1.78%	41,001	2004
	4.717119	6.170915	30.82%	41,374	2003
	6.856641	4.717119	-31.20%	4,757	2002
	8.458873	6.856641	-18.94%	2,345	2001
	10.000000	8.458873	-15.41%	1,555	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.036160	7.422922	-26.04%	0	2008
	9.905906	10.036160	1.31%	0	2007
	9.026999	9.905906	9.74%	0	2006
	8.920487	9.026999	1.19%	0	2005
	8.256280	8.920487	8.04%	0	2004
	6.588113	8.256280	25.32%	0	2003
	6.441805	6.588113	2.27%	0	2002
	7.408463	6.441805	-13.05%	0	2001
	9.698668	7.408463	-23.61%	0	2000

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.761383	7.951083	-26.11%	5,926	2008
	10.633580	10.761383	1.20%	10,823	2007
	9.703475	10.633580	9.59%	21,458	2006
	9.608736	9.703475	0.99%	24,643	2005
	8.900133	9.608736	7.96%	26,288	2004
	7.113995	8.900133	25.11%	22,917	2003
	6.977508	7.113995	1.96%	1,563	2002
	8.027765	6.977508	-13.08%	1,346	2001
	10.000000	8.027765	-19.72%	326	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.808767	7.243184	-26.16%	21,623	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.808767	7.243184	-26.16%	21,623	2008
	10.000000	9.808767	-1.91%	2,129	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	19.108753	11.882104	-37.82%	290	2008
	18.362986	19.108753	4.06%	519	2007
	16.075622	18.362986	14.23%	601	2006
	15.537247	16.075622	3.47%	948	2005
	14.231227	15.537247	9.18%	951	2004
	11.228588	14.231227	26.74%	1,117	2003
	14.632127	11.228588	-23.26%	1,083	2002
	16.867202	14.632127	-13.25%	1,084	2001
	18.841144	16.867202	-10.48	1,469	2000

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	16.656588	15.905835	-4.51%	0	2008
	16.174047	16.656588	2.98%	1	2007
	15.703538	16.174047	3.00%	66	2006
	15.568577	15.703538	0.87%	450	2005
	15.100810	15.568577	3.10%	470	2004
	14.542870	15.100810	3.84%	509	2003
	13.353240	14.542870	8.91%	628	2002
	12.474251	13.353240	7.05%	480	2001
	11.362789	12.474251	9.78%	213	2000

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	37.511508	22.395819	-40.30%	0	2008
	32.911304	37.511508	13.98%	157	2007
	29.614980	32.911304	11.13%	157	2006
	25.383054	29.614980	16.67%	271	2005
	20.611335	25.383054	23.15%	271	2004
	15.074953	20.611335	36.73%	114	2003
	16.951081	15.074953	-11.07%	114	2002
	17.773446	16.951081	-4.63%	0	2001
	13.484146	17.773446	31.81%	591	2000

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.293000	13.884257	-40.39%	19,467	2008
	20.462802	23.293000	13.83%	25,864	2007
	18.443967	20.462802	10.95%	26,930	2006
	15.833562	18.443967	16.49%	25,198	2005
	12.868992	15.833562	23.04%	22,355	2004
	9.430893	12.868992	36.46%	20,105	2003
	10.619809	9.430893	-11.20%	9,047	2002
	11.152532	10.619809	-4.78%	3,155	2001
	10.000000	11.152532	11.53%	1,503	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.343939	13.569325	1.69%	0	2008
	12.854749	13.343939	3.81%	0	2007
	12.416341	12.854749	3.53%	125	2006
	12.207888	12.416341	1.71%	402	2005
	12.221217	12.207888	-0.11%	0	2004
	12.259742	12.221217	-0.31%	2,725	2003
	12.214356	12.259742	0.37%	2,725	2002
	11.883085	12.214356	2.79%	2,725	2001
	11.321684	11.883085	4.96%	0	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.981497	8.854364	-44.60%	94	2008
	13.815856	15.981497	15.68%	106	2007
	11.867472	13.815856	16.42%	111	2006
	10.106028	11.867472	17.43%	117	2005
	9.022206	10.106028	12.01%	123	2004
	6.383102	9.022206	41.35%	287	2003
	8.118928	6.383102	-21.38%	293	2002
	10.449433	8.118928	-22.30%	301	2001
	13.094032	10.449433	-20.20%	309	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.726901	7.039289	-44.69%	648	2008
	11.016739	12.726901	15.52%	967	2007
	9.477100	11.016739	16.25%	7,791	2006
	8.083293	9.477100	17.24%	7,791	2005
	7.227481	8.083293	11.84%	10,762	2004
	5.119369	7.227481	41.18%	10,760	2003
	6.520785	5.119369	-21.49%	440	2002
	8.380839	6.520785	-22.19%	1,385	2001
	10.000000	8.380839	-16.19%	402	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.377893	9.614219	-44.68%	11,851	2008
	15.041844	17.377893	15.53%	19,968	2007
	12.935248	15.041844	16.29%	1,951	2006
	11.036651	12.935248	17.20%	580	2005
	10.000000	11.036651	10.37%	403	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.479355	9.681995	-44.61%	0	2008
	15.108354	17.479355	15.69%	0	2007
	12.977372	15.108354	16.42%	0	2006
	11.055557	12.977372	17.38%	0	2005
	10.000000	11.055557	10.56%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.481745	7.114735	-47.23%	0	2008
	13.393331	13.481745	0.66%	0	2007
	11.845045	13.393331	13.07%	0	2006
	11.312503	11.845045	4.71%	0	2005
	10.318950	11.312503	9.63%	0	2004
	7.797643	10.318950	32.33%	0	2003
	9.379384	7.797643	-16.86%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.348963	7.035209	-47.30%	0	2008
	13.278681	13.348963	0.53%	0	2007
	11.758847	13.278681	12.93%	0	2006
	11.256272	11.758847	4.46%	0	2005
	10.281005	11.256272	9.49%	0	2004
	7.788048	10.281005	32.01%	0	2003
	9.379391	7.788048	-16.97%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.789867	8.090716	-51.81%	0	2008
	16.110104	16.789867	4.22%	0	2007
	14.046542	16.110104	14.69%	0	2006
	13.876536	14.046542	1.23%	0	2005
	12.334056	13.876536	12.51%	0	2004
	7.919547	12.334056	55.74%	0	2003
	10.000000	7.919547	-20.80%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.748763	7.571913	-51.92%	15,142	2008
	15.133857	15.748763	4.06%	17,811	2007
	13.216854	15.133857	14.50%	18,382	2006
	13.073196	13.216854	1.10%	19,201	2005
	11.635140	13.073196	12.36%	19,339	2004
	7.491060	11.635140	55.32%	16,363	2003
	10.000000	7.491060	-25.09%	2,372	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.791429	9.944471	-27.89%	307	2008
	14.319773	13.791429	-3.69%	323	2007
	12.354628	14.319773	15.91%	299	2006
	12.072321	12.354628	2.34%	323	2005
	10.994434	12.072321	9.80%	317	2004
	8.919895	10.994434	23.26%	329	2003
	10.000000	8.919895	-10.80%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.598185	-34.02%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.823820	10.513730	-41.01%	0	2008
	15.597242	17.823820	14.28%	0	2007
	12.984719	15.597242	20.12%	0	2006
	11.907766	12.984719	9.04%	0	2005
	10.149124	11.907766	17.33%	0	2004
	7.757459	10.149124	30.83%	0	2003
	10.000000	7.757459	-22.43%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.726270	11.154841	-37.07%	629	2008
	16.923216	17.726270	4.75%	2,690	2007
	15.478600	16.923216	9.33%	2,695	2006
	14.139002	15.478600	9.47%	2,700	2005
	12.195325	14.139002	15.94%	2,550	2004
	10.000000	12.195325	21.95%	2,418	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.634920	7.236861	-37.80%	9,263	2008
	10.618336	11.634920	9.57%	20,961	2007
	10.025506	10.618336	5.91%	23,840	2006
	9.745270	10.025506	2.88%	23,653	2005
	9.059620	9.745270	7.57%	28,766	2004
	7.486564	9.059620	21.01%	26,967	2003
	10.000000	7.486564	-25.13%	3,155	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.700156	5.112044	-52.22%	26,898	2008
	9.900395	10.700156	8.08%	29,530	2007
	9.805234	9.900395	0.97%	38,649	2006
	9.658049	9.805234	1.52%	37,684	2005
	8.555127	9.658049	12.89%	47,473	2004
	6.344933	8.555127	34.83%	46,717	2003
	10.000000	6.344933	-36.55%	5,766	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.617415	6.934749	-40.31%	13,393	2008
	11.512167	11.617415	0.91%	14,842	2007
	10.327967	11.512167	11.47%	13,951	2006
	9.962379	10.327967	3.67%	14,332	2005
	9.503492	9.962379	4.83%	14,912	2004
	7.216139	9.503492	31.70%	11,937	2003
	10.000000	7.216139	-27.84%	264	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.841149	10.515660	-33.62%	19,033	2008
	14.918100	15.841149	6.19%	33,171	2007
	12.542162	14.918100	18.94%	28,788	2006
	11.935053	12.542162	5.09%	29,417	2005
	10.530978	11.935053	13.33%	24,013	2004
	8.555769	10.530978	23.09%	20,108	2003
	10.000000	8.555769	-14.44%	4,639	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.214955	9.082230	-31.27%	12,973	2008
	12.526796	13.214955	5.49%	19,176	2007
	11.493684	12.526796	8.99%	16,272	2006
	11.197188	11.493684	2.65%	16,234	2005
	10.708766	11.197188	4.56%	17,493	2004
	9.250520	10.708766	15.76%	6,115	2003
	10.000000	9.250520	-7.49%	552	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.353764	5.523567	-46.65%	0	2008
	10.180050	10.353764	1.71%	0	2007
	10.000000	10.180050	1.80%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.187383	8.479606	-40.23%	0	2008
	13.358247	14.187383	6.21%	0	2007
	11.902710	13.358247	12.23%	0	2006
	11.285193	11.902710	5.47%	0	2005
	10.000000	11.285193	12.85%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.963349	7.598753	-30.69%	0	2008
	10.465796	10.963349	4.75%	2,545	2007
	10.000000	10.465796	4.66%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.618787	9.446067	-11.04%	0	2008
	10.447849	10.618787	1.64%	2,623	2007
	10.000000	10.447849	4.48%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.131768	7.347487	-39.44%	519	2008
	10.748441	12.131768	12.87%	760	2007
	10.000000	10.748441	7.48%	248	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.347156	6.247751	-44.94%	992	2008
	10.274872	11.347156	10.44%	1,683	2007
	10.000000	10.274872	2.75%	1,824	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.806149	5.994429	-38.87%	3,108	2008
	10.000000	9.806149	-1.94%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.615064	8.242826	-29.03%	0	2008
	11.407487	11.615064	1.82%	0	2007
	10.449767	11.407487	9.16%	0	2006
	10.000000	10.449767	4.50%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	39.184700	16.270363	-58.48%	1,755	2008
	27.345531	39.184700	43.29%	1,755	2007
	20.323980	27.345531	34.55%	1,755	2006
	15.560137	20.323980	30.62%	1,755	2005
	13.089877	15.560137	18.87%	1,755	2004
	8.053976	13.089877	62.53%	1,755	2003
	10.000000	8.053976	-19.46%	1,100	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.743382	12.369611	-58.41%	4,877	2008
	20.719891	29.743382	43.55%	11,411	2007
	15.372422	20.719891	34.79%	8,154	2006
	11.755232	15.372422	30.77%	85	2005
	10.000000	11.755232	17.55%	99	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.459968	-45.40%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.109337	-48.91%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.124558	-38.75%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.122656	-38.77%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.357162	-36.43%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.919500	-20.81%	5,278	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.197326	-28.03%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.069797	-9.30%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.555141	-24.45%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.834262	-31.66%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.299494	-17.01%	1,930	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.858821	-1.41%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.836975	-1.63%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.842789	-1.57%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.231253	13.004186	6.32%	44,161	2008
	11.565315	12.231253	5.76%	34,531	2007
	11.338375	11.565315	2.00%	35,814	2006
	11.124257	11.338375	1.92%	34,644	2005
	10.914718	11.124257	1.92%	36,725	2004
	10.841622	10.914718	0.67%	42,561	2003
	10.000000	10.841622	8.42%	10,135	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.134464	11.255373	-7.24%	77,520	2008
	11.667317	12.134464	4.00%	120,836	2007
	11.134248	11.667317	4.79%	136,889	2006
	10.919410	11.134248	1.97%	192,845	2005
	10.571403	10.919410	3.29%	186,083	2004
	9.925839	10.571403	6.50%	157,102	2003
	10.000000	9.925839	-0.74%	9,731	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.059249	10.950324	-16.15%	132,499	2008
	12.499775	13.059249	4.48%	245,189	2007
	11.680171	12.499775	7.02%	284,961	2006
	11.325532	11.680171	3.13%	243,900	2005
	10.708098	11.325532	5.77%	256,040	2004
	9.541955	10.708098	12.22%	228,916	2003
	10.000000	9.541955	-4.58%	36,789	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.836243	10.488575	-24.19%	375,122	2008
	13.268558	13.836243	4.28%	484,116	2007
	12.072267	13.268558	9.91%	572,940	2006
	11.610351	12.072267	3.98%	600,458	2005
	10.739172	11.610351	8.11%	586,190	2004
	9.063234	10.739172	18.49%	477,330	2003
	10.000000	9.063234	-9.37%	67,278	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.942435	10.118403	-32.28%	83,037	2008
	14.263090	14.942435	4.76%	111,598	2007
	12.615980	14.263090	13.06%	107,936	2006
	11.937446	12.615980	5.68%	112,840	2005
	10.789843	11.937446	10.64%	116,976	2004
	8.631966	10.789843	25.00%	90,790	2003
	10.000000	8.631966	-13.68%	2,959	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.615125	9.733592	-37.67%	67,528	2008
	14.932208	15.615125	4.57%	73,668	2007
	12.944770	14.932208	15.35%	76,730	2006
	12.151018	12.944770	6.53%	79,887	2005
	10.796657	12.151018	12.54%	81,002	2004
	8.295236	10.796657	30.15%	82,668	2003
	10.000000	8.295236	-17.05%	927	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.037914	10.057278	-37.29%	0	2008
	15.108196	16.037914	6.15%	0	2007
	13.929139	15.108196	8.46%	0	2006
	12.588940	13.929139	10.65%	0	2005
	11.020917	12.588940	14.23%	0	2004
	8.292466	11.020917	32.90%	0	2003
	10.000000	8.292466	-17.08%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.123804	9.461492	-37.44%	19,461	2008
	14.271988	15.123804	5.97%	37,400	2007
	13.175795	14.271988	8.32%	40,775	2006
	11.929478	13.175795	10.45%	40,192	2005
	10.464165	11.929478	14.00%	36,383	2004
	7.894281	10.464165	32.55%	29,106	2003
	10.000000	7.894281	-21.06%	541	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.674766	10.752371	0.73%	28,305	2008
	10.321462	10.674766	3.42%	16,623	2007
	10.003832	10.321462	3.18%	13,552	2006
	9.871845	10.003832	1.34%	17,352	2005
	9.921370	9.871845	-0.50%	15,415	2004
	9.989547	9.921370	-0.68%	16,422	2003
	10.000000	9.989547	-0.10%	20,947	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.071023	-39.29%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.679274	8.304953	-47.03%	0	2008
	15.434479	15.679274	1.59%	0	2007
	12.739421	15.434479	21.16%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.523801	8.204451	-47.15%	3,101	2008
	15.316120	15.523801	1.36%	6,938	2007
	12.676866	15.316120	20.82%	12,783	2006
	11.487724	12.676866	10.35%	9,357	2005
	10.000000	11.487724	14.88%	1,161	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.305181	-36.95%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.293303	-37.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.215523	-37.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.698993	-33.01%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.348794	6.516134	-47.23%	3,322	2008
	11.426744	12.348794	8.07%	4,737	2007
	11.241258	11.426744	1.65%	4,720	2006
	10.571165	11.241258	6.34%	4,710	2005
	9.464116	10.571165	11.70%	3,355	2004
	7.152435	9.464116	32.32%	3,242	2003
	10.000000	7.152435	-28.48%	1,349	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.869923	9.957551	-33.04%	0	2008
	16.182561	14.869923	-8.11%	0	2007
	13.977834	16.182561	15.77%	0	2006
	13.739206	13.977834	1.74%	0	2005
	11.867254	13.739206	15.77%	0	2004
	7.665268	11.867254	54.82%	0	2003
	10.000000	7.665268	-23.35%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.622529	9.102339	-33.18%	2,970	2008
	14.878533	13.622529	-8.44%	5,341	2007
	12.873069	14.878533	15.58%	4,827	2006
	12.689202	12.873069	1.45%	11,054	2005
	10.988630	12.689202	15.48%	4,743	2004
	7.116277	10.988630	54.42%	5,882	2003
	10.000000	7.116277	-28.84%	2,273	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.604433	10.129715	-38.99%	0	2008
	16.473117	16.604433	0.80%	0	2007
	14.896229	16.473117	10.59%	0	2006
	13.436807	14.896229	10.86%	0	2005
	11.437956	13.436807	17.48%	0	2004
	8.217975	11.437956	39.18%	0	2003
	10.000000	8.217975	-17.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.809487	10.227355	-39.16%	4,593	2008
	16.715422	16.809487	0.56%	4,287	2007
	15.154075	16.715422	10.30%	3,310	2006
	13.707353	15.154075	10.55%	3,767	2005
	11.691686	13.707353	17.24%	2,975	2004
	8.424256	11.691686	38.79%	3,090	2003
	10.000000	8.424256	-15.76%	117	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.361234	6.547293	-42.37%	0	2008
	10.669501	11.361234	6.48%	0	2007
	10.000000	10.669501	6.70%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.856957	-1.43%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.584230	-44.16%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.944188	6.942040	-46.37%	38,410	2008
	11.519144	12.944188	12.37%	44,945	2007
	10.837926	11.519144	6.29%	49,480	2006
	10.471128	10.837926	3.50%	53,537	2005
	9.950707	10.471128	5.23%	58,113	2004
	7.714288	9.950707	28.99%	52,413	2003
	10.000000	7.714288	-22.86%	11,496	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.903252	9.387217	-40.97%	0	2008
	15.153494	15.903252	4.95%	0	2007
	13.045049	15.153494	16.16%	0	2006
	11.559051	13.045049	12.86%	0	2005
	10.000000	11.559051	15.59%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.758973	9.278310	-41.12%	12,965	2008
	15.055531	15.758973	4.67%	17,879	2007
	12.992657	15.055531	15.88%	17,516	2006
	11.541948	12.992657	12.57%	19,645	2005
	10.000000	11.541948	15.42%	16,083	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	18.051326	10.656183	-40.97%	0	2008
	17.203280	18.051326	4.93%	0	2007
	14.809186	17.203280	16.17%	0	2006
	13.125654	14.809186	12.83%	0	2005
	11.159875	13.125654	17.61%	0	2004
	7.905631	11.159875	41.16%	0	2003
	10.000000	7.905631	-20.94%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.806600	10.486689	-41.11%	6,101	2008
	17.008129	17.806600	4.69%	8,445	2007
	14.682162	17.008129	15.84%	8,506	2006
	13.041356	14.682162	12.58%	8,710	2005
	11.114787	13.041356	17.33%	8,862	2004
	7.882520	11.114787	41.01%	21,667	2003
	10.000000	7.882520	-21.17%	1,044	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.576862	1.995202	-79.17%	0	2008
	10.000000	9.576862	-4.23%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.608539	2.864575	-78.95%	0	2008
	13.802784	13.608539	-1.41%	0	2007
	12.779813	13.802784	8.00%	0	2006
	12.654892	12.779813	0.99%	0	2005
	11.766508	12.654892	7.55%	0	2004
	9.617283	11.766508	22.35%	0	2003
	10.000000	9.617283	-3.83%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.322470	8.070097	-39.42%	18,508	2008
	12.960820	13.322470	2.79%	25,805	2007
	11.442348	12.960820	13.27%	36,254	2006
	10.963251	11.442348	4.37%	42,574	2005
	10.176921	10.963251	7.73%	46,144	2004
	8.154921	10.176921	24.79%	42,029	2003
	10.000000	8.154921	-18.45%	12,576	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.831461	10.327953	-38.64%	0	2008
	17.263222	16.831461	-2.50%	0	2007
	15.208965	17.263222	13.51%	0	2006
	14.017981	15.208965	8.50%	0	2005
	11.892935	14.017981	17.87%	0	2004
	8.346628	11.892935	42.49%	0	2003
	10.000000	8.346628	-16.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.719494	5.947249	-38.81%	0	2008
	9.987246	9.719494	-2.68%	3,513	2007
	10.000000	9.987246	-0.13%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	15.030204	12.685943	-15.60%	23,142	2008
	13.901355	15.030204	8.12%	39,253	2007
	13.133908	13.901355	5.84%	22,363	2006
	12.984518	13.133908	1.15%	39,379	2005
	12.132285	12.984518	7.02%	33,489	2004
	10.491757	12.132285	15.64%	30,956	2003
	10.000000	10.491757	4.92%	16,170	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.884906	9.006084	-39.50%	15,109	2008
	16.051376	14.884906	-7.27%	18,863	2007
	14.029907	16.051376	14.41%	17,255	2006
	13.507943	14.029907	3.86%	17,921	2005
	12.317191	13.507943	9.67%	18,297	2004
	10.000000	12.317191	23.17%	19,217	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.630966	9.753246	-44.68%	0	2008
	16.485154	17.630966	6.95%	0	2007
	13.076833	16.485154	26.06%	0	2006
	11.808252	13.076833	10.74%	0	2005
	10.296237	11.808252	14.69%	0	2004
	8.116352	10.296237	26.86%	0	2003
	10.000000	8.116352	-18.84%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	15.015934	8.986861	-40.15%	0	2008
	17.432101	15.015934	-13.86%	0	2007
	15.056986	17.432101	15.77%	0	2006
	14.252522	15.056986	5.64%	0	2005
	11.440970	14.252522	24.57%	0	2004
	7.745909	11.440970	47.70%	0	2003
	10.000000	7.745909	-22.54%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.858228	7.369673	-37.85%	4,658	2008
	11.386683	11.858228	4.14%	4,830	2007
	10.941518	11.386683	4.07%	4,818	2006
	10.488156	10.941518	4.32%	4,785	2005
	10.117128	10.488156	3.67%	4,379	2004
	8.206191	10.117128	23.29%	4,362	2003
	10.000000	8.206191	-17.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.327507	10.011286	-11.62%	0	2008
	10.908291	11.327507	3.84%	1,989	2007
	10.671566	10.908291	2.22%	1,989	2006
	10.402509	10.671566	2.59%	1,989	2005
	10.127043	10.402509	2.72%	1,989	2004
	10.000000	10.127043	1.27%	1,989	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.951104	13.420366	-38.86%	4,283	2008
	26.885851	21.951104	-18.35%	5,144	2007
	19.785834	26.885851	35.88%	8,844	2006
	17.169565	19.785834	15.24%	6,021	2005
	12.784150	17.169565	34.30%	3,344	2004
	10.000000	12.784150	27.84%	2,788	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.432342	5.741627	-49.78%	9,216	2008
	9.930874	11.432342	15.12%	17,463	2007
	9.803992	9.930874	1.29%	21,341	2006
	9.227909	9.803992	6.24%	22,867	2005
	8.756032	9.227909	5.39%	27,425	2004
	6.983301	8.756032	25.39%	24,560	2003
	10.000000	6.983301	-30.17%	3,268	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.649742	8.648841	-36.64%	27,066	2008
	14.160208	13.649742	-3.60%	40,654	2007
	12.362629	14.160208	14.54%	46,261	2006
	12.030560	12.362629	2.76%	60,088	2005
	10.380007	12.030560	15.90%	53,463	2004
	8.042132	10.380007	29.07%	53,825	2003
	10.000000	8.042132	-19.58%	10,224	2002*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.104335	6.217435	-52.55%	2,937	2008
	13.105906	13.104335	-0.01%	3,216	2007
	11.762545	13.105906	11.42%	3,265	2006
	11.309191	11.762545	4.01%	3,485	2005
	10.342896	11.309191	9.34%	3,507	2004
	7.865658	10.342896	31.49%	3,118	2003
	10.000000	7.865658	-21.34%	1,333	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.625212	7.145621	-43.40%	550	2008
	11.454928	12.625212	10.22%	493	2007
	10.948022	11.454928	4.63%	398	2006
	10.220648	10.948022	7.12%	420	2005
	9.743485	10.220648	4.90%	432	2004
	7.645519	9.743485	27.44%	120	2003
	10.000000	7.645519	-23.54%	1	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.066846	8.396062	-47.74%	0	2008
	14.694383	16.066846	9.34%	0	2007
	12.783129	14.694383	14.95%	0	2006
	11.821995	12.783129	8.13%	0	2005
	10.375563	11.821995	13.94%	0	2004
	7.770099	10.375563	33.53%	0	2003
	10.000000	7.770099	-22.30%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.894563	7.768472	-47.84%	0	2008
	13.658739	14.894563	9.05%	1,463	2007
	11.909141	13.658739	14.69%	1,463	2006
	11.047926	11.909141	7.80%	0	2005
	10.000000	11.047926	10.48%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.536203	7.950038	-31.09%	470	2008
	10.816958	11.536203	6.65%	470	2007
	10.000000	10.816958	8.17%	470	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.492649	7.899671	-31.26%	252	2008
	10.799882	11.492649	6.41%	298	2007
	10.000000	10.799882	8.00%	298	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.778275	12.772895	-41.35%	334	2008
	19.290884	21.778275	12.89%	334	2007
	15.290863	19.290884	26.16%	352	2006
	13.168351	15.290863	16.12%	384	2005
	10.790641	13.168351	22.03%	403	2004
	8.505730	10.790641	26.86%	1,447	2003
	10.000000	8.505730	-14.94%	840	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.234533	10.742527	-29.49%	657	2008
	14.097908	15.234533	8.06%	655	2007
	12.846118	14.097908	9.74%	649	2006
	12.099859	12.846118	6.17%	638	2005
	10.776347	12.099859	12.28%	628	2004
	8.580130	10.776347	25.60%	617	2003
	10.000000	8.580130	-14.20%	7	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.161326	8.284897	-41.50%	3,482	2008
	13.690772	14.161326	3.44%	1,809	2007
	11.862819	13.690772	15.41%	1,545	2006
	11.496334	11.862819	3.19%	1,434	2005
	10.477829	11.496334	9.72%	926	2004
	8.035070	10.477829	30.40%	637	2003
	10.000000	8.035070	-19.65%	158	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.245102	12.095103	-53.91%	220	2008
	25.199513	26.245102	4.15%	220	2007
	18.904347	25.199513	33.30%	220	2006
	16.445441	18.904347	14.95%	220	2005
	13.348050	16.445441	23.20%	220	2004
	9.399495	13.348050	42.01%	541	2003
	10.000000	9.399495	-6.01%	232	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.005162	7.126913	-40.63%	132	2008
	10.711993	12.005162	12.07%	152	2007
	10.928253	10.711993	-1.98%	153	2006
	9.645655	10.928253	13.30%	153	2005
	9.024540	9.645655	6.88%	132	2004
	7.415239	9.024540	21.70%	334	2003
	10.000000	7.415239	-25.85%	1	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.522539	11.106443	-36.62%	2,552	2008
	17.496385	17.522539	0.15%	3,763	2007
	15.529686	17.496385	12.66%	3,870	2006
	14.762630	15.529686	5.20%	4,181	2005
	12.567456	14.762630	17.47%	4,269	2004
	9.041866	12.567456	38.99%	2,554	2003
	10.000000	9.041866	-9.58%	2,023	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.665780	10.676550	-31.85%	1,299	2008
	15.986045	15.665780	-2.00%	1,293	2007
	14.163152	15.986045	12.87%	1,277	2006
	13.388008	14.163152	5.79%	1,237	2005
	11.134407	13.388008	20.24%	1,593	2004
	8.191760	11.134407	35.92%	1,106	2003
	10.000000	8.191760	-18.08%	561	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.117395	7.838577	-35.31%	0	2008
	11.396821	12.117395	6.32%	0	2007
	10.579018	11.396821	7.73%	0	2006
	10.349184	10.579018	2.22%	0	2005
	9.877350	10.349184	4.78%	0	2004
	7.946130	9.877350	24.30%	0	2003
	10.000000	7.946130	-20.54%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.286318	8.858701	-37.99%	9,032	2008
	13.759768	14.286318	3.83%	9,002	2007
	12.075999	13.759768	13.94%	7,631	2006
	11.692238	12.075999	3.28%	7,046	2005
	10.712354	11.692238	9.15%	5,424	2004
	8.459411	10.712354	26.63%	2,017	2003
	10.000000	8.459411	-15.41%	462	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.010968	9.899907	-38.17%	3,093	2008
	15.459606	16.010968	3.57%	3,166	2007
	13.602209	15.459606	13.66%	3,261	2006
	13.202468	13.602209	3.03%	3,709	2005
	12.127629	13.202468	8.86%	1,626	2004
	10.000000	12.127629	21.28%	2,055	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.562113	7.532274	-34.85%	2,712	2008
	13.003711	11.562113	-11.09%	3,185	2007
	11.315798	13.003711	14.92%	3,378	2006
	10.947354	11.315798	3.37%	3,376	2005
	10.134283	10.947354	8.02%	3,333	2004
	8.068616	10.134283	25.60%	2,210	2003
	10.000000	8.068616	-19.31%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.034384	9.043538	-30.62%	606	2008
	12.051748	13.034384	8.15%	604	2007
	10.551046	12.051748	14.22%	622	2006
	10.516739	10.551046	0.33%	615	2005
	9.953008	10.516739	5.66%	593	2004
	8.144447	9.953008	22.21%	371	2003
	10.000000	8.144447	-18.56%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.518440	10.584904	-27.09%	1,316	2008
	14.263841	14.518440	1.78%	1,571	2007
	13.076632	14.263841	9.08%	1,536	2006
	12.960704	13.076632	0.89%	1,426	2005
	11.926298	12.960704	8.67%	1,382	2004
	9.926218	11.926298	20.15%	1,336	2003
	10.000000	9.926218	-0.74%	0	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.447623	8.271235	-46.46%	0	2008
	14.295519	15.447623	8.06%	0	2007
	12.188227	14.295519	17.29%	0	2006
	11.326404	12.188227	7.61%	0	2005
	10.065683	11.326404	12.52%	0	2004
	7.738265	10.065683	30.08%	0	2003
	10.000000	7.738265	-22.62%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.664509	9.846195	-44.26%	507	2008
	15.173424	17.664509	16.42%	930	2007
	14.210796	15.173424	6.77%	932	2006
	12.781116	14.210796	11.19%	906	2005
	11.223975	12.781116	13.87%	1,056	2004
	8.122192	11.223975	38.19%	508	2003
	10.000000	8.122192	-18.78%	335	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.919090	10.901268	-8.54%	2,448	2008
	11.465800	11.919090	3.95%	2,471	2007
	11.158715	11.465800	2.75%	2,587	2006
	11.166125	11.158715	-0.07%	2,528	2005
	10.923501	11.166125	2.22%	2,462	2004
	10.581411	10.923501	3.23%	1,887	2003
	10.000000	10.581411	5.81%	588	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.886359	10.840249	-8.80%	7,151	2008
	11.460802	11.886359	3.71%	7,134	2007
	11.179026	11.460802	2.52%	7,606	2006
	11.220847	11.179026	-0.37%	7,588	2005
	11.008918	11.220847	1.93%	7,672	2004
	10.685195	11.008918	3.03%	6,729	2003
	10.000000	10.685195	6.85%	1,749	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.296101	6.201400	-49.57%	0	2008
	10.607618	12.296101	15.92%	0	2007
	9.917082	10.607618	6.96%	0	2006
	9.309614	9.917082	6.53%	0	2005
	8.561402	9.309614	8.74%	0	2004
	6.651259	8.561402	28.72%	0	2003
	9.152878	6.651259	-27.33%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.065607	6.081712	-49.59%	3,186	2008
	10.426024	12.065607	15.73%	1,627	2007
	9.759165	10.426024	6.83%	1,698	2006
	9.181596	9.759165	6.29%	1,547	2005
	8.464083	9.181596	8.48%	1,443	2004
	6.585493	8.464083	28.53%	931	2003
	9.097328	6.585493	-27.61%	554	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.693427	8.913040	-29.78%	0	2008
	11.154874	12.693427	13.79%	0	2007
	10.544204	11.154874	5.79%	0	2006
	10.284145	10.544204	2.53%	0	2005
	9.894625	10.284145	3.94%	0	2004
	8.506718	9.894625	16.32%	0	2003
	9.460683	8.506718	-10.08%	0	2002
	10.016038	9.460683	-5.54%	0	2001
	10.581982	10.016038	-5.35%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.853973	8.313535	-29.87%	0	2008
	10.433788	11.853973	13.61%	0	2007
	9.871744	10.433788	5.69%	0	2006
	9.641923	9.871744	2.38%	0	2005
	9.292716	9.641923	3.76%	0	2004
	8.005752	9.292716	16.08%	0	2003
	8.920800	8.005752	-10.26%	0	2002
	9.458184	8.920800	-5.68%	2,211	2001
	10.000000	9.458184	-5.42%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.396037	7.208594	-36.74%	0	2008
	9.718505	11.396037	17.26%	0	2007
	9.219684	9.718505	5.41%	0	2006
	9.004148	9.219684	2.39%	0	2005
	8.622664	9.004148	4.42%	0	2004
	7.097620	8.622664	21.49%	0	2003
	8.518628	7.097620	-16.68%	0	2002
	9.336943	8.518628	-8.76%	0	2001
	10.828467	9.336943	-13.77%	0	2000

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.472680	6.617910	-36.81%	0	2008
	8.951583	10.472680	16.99%	0	2007
	8.502037	8.951583	5.29%	0	2006
	8.321388	8.502037	2.17%	323	2005
	7.985620	8.321388	4.20%	478	2004
	6.579734	7.985620	21.37%	478	2003
	7.923906	6.579734	-16.96%	478	2002
	8.693759	7.923906	-8.86%	478	2001
	10.000000	8.693759	-13.06%	155	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.937303	7.769465	-34.91%	0	2008
	11.112657	11.937303	7.42%	0	2007
	10.089898	11.112657	10.14%	0	2006
	9.684330	10.089898	4.19%	0	2005
	9.311935	9.684330	4.00%	0	2004
	8.031583	9.311935	15.94%	0	2003
	8.922649	8.031583	-9.99%	0	2002
	9.204144	8.922649	-3.06%	0	2001
	9.757211	9.204144	-5.67%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.296617	7.988083	-35.04%	4,126	2008
	11.466016	12.296617	7.24%	3,881	2007
	10.423869	11.466016	10.00%	4,184	2006
	10.012756	10.423869	4.11%	9,286	2005
	9.652988	10.012756	3.73%	10,148	2004
	8.333960	9.652988	15.83%	10,504	2003
	9.276764	8.333960	-10.16%	12,357	2002
	9.583762	9.276764	-3.20%	7,675	2001
	10.000000	9.583762	-4.19%	28	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	17.031704	9.641633	-43.39%	3,755	2008
	14.693460	17.031704	15.91%	3,533	2007
	13.347102	14.693460	10.09%	3,111	2006
	11.578484	13.347102	15.28%	2,189	2005
	10.175962	11.578484	13.78%	1,591	2004
	8.036519	10.175962	26.62%	1,078	2003
	8.994259	8.036519	-10.65%	880	2002
	10.404221	8.994259	-13.55%	552	2001
	11.304975	10.404221	-7.97%	552	2000

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.941870	8.447236	-43.47%	20,129	2008
	12.913092	14.941870	15.71%	24,794	2007
	11.746479	12.913092	9.93%	26,406	2006
	10.207500	11.746479	15.08%	22,169	2005
	8.985088	10.207500	13.60%	20,330	2004
	7.104697	8.985088	26.47	13,907	2003
	7.967172	7.104697	-10.83%	7,322	2002
	9.227456	7.967172	-13.66%	5,144	2001
	10.000000	9.227456	-7.73%	1,679	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.818049	5.696134	-41.98%	0	2008
	9.308479	9.818049	5.47%	0	2007
	8.277215	9.308479	12.46%	0	2006
	6.935120	8.277215	19.35%	0	2005
	6.941526	6.935120	-0.09%	0	2004
	5.621167	6.941526	23.49%	0	2003
	6.141897	5.621167	-8.48%	0	2002
	8.721374	6.141897	-29.58%	0	2001
	10.000000	8.721374	-12.79%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.705560	5.615577	-42.14%	294	2008
	9.218703	9.705560	5.28%	287	2007
	8.210272	9.218703	12.28%	293	2006
	6.896354	8.210272	19.05%	261	2005
	6.902238	6.896354	-0.09%	697	2004
	5.601275	6.902238	23.23%	715	2003
	6.141898	5.601275	-8.80%	727	2002
	8.721370	6.141898	-29.58%	98	2001
	10.000000	8.721370	-12.79%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.341223	7.540500	-43.48%	10,207	2008
	13.335752	13.341223	0.04%	10,038	2007
	11.257268	13.335752	18.46%	9,483	2006
	10.789637	11.257268	4.33%	8,157	2005
	9.819563	10.789637	9.88%	5,189	2004
	7.643847	9.819563	28.46%	2,441	2003
	9.335364	7.643847	-18.12%	1,242	2002
	9.971310	9.335364	-6.38%	0	2001
	9.331958	9.971310	6.85%	0	2000

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.358071	8.099981	-43.59%	14,665	2008
	14.372743	14.358071	-0.10%	18,070	2007
	12.147906	14.372743	18.31%	16,002	2006
	11.663942	12.147906	4.15%	16,078	2005
	10.629486	11.663942	9.73%	15,993	2004
	8.286504	10.629486	28.27%	12,098	2003
	10.139075	8.286504	-18.27%	12,379	2002
	10.845425	10.139075	-6.51%	7,580	2001
	10.000000	10.845425	8.45%	875	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.720869	6.732175	-42.56%	0	2008
	10.608964	11.720869	10.48%	0	2007
	9.515670	10.608964	11.49%	0	2006
	8.970260	9.515670	6.08%	0	2005
	8.598302	8.970260	4.33%	0	2004
	7.051740	8.598302	21.93%	0	2003
	8.580686	7.051740	-17.82%	0	2002
	9.543409	8.580686	-10.09%	0	2001
	10.044245	9.543409	-4.99%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.907350	6.824828	-42.68%	4,854	2008
	10.791531	11.907350	10.34%	7,555	2007
	9.692728	10.791531	11.34%	8,060	2006
	9.148031	9.692728	5.95%	6,731	2005
	8.787827	9.148031	4.10%	6,602	2004
	7.216199	8.787827	21.78%	6,287	2003
	8.796886	7.216199	-17.97%	6,563	2002
	9.800774	8.796886	-10.24%	5,496	2001
	10.000000	9.800774	-1.99%	793	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.613657	4.261858	-55.67%	0	2008
	7.920747	9.613657	21.37%	0	2007
	7.624657	7.920747	3.88%	0	2006
	7.099552	7.624657	7.40%	0	2005
	6.722142	7.099552	5.61%	0	2004
	5.255255	6.722142	27.91%	0	2003
	6.822514	5.255255	-22.97%	0	2002
	8.083647	6.822514	-15.60%	0	2001
	9.893125	8.083647	-18.29%	0	2000

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.974311	4.414224	-55.74%	4,258	2008
	8.227036	9.974311	21.24%	3,991	2007
	7.933252	8.227036	3.70%	3,683	2006
	7.399470	7.933252	7.21%	3,084	2005
	7.017198	7.399470	5.45%	2,703	2004
	5.496828	7.017198	27.66%	2,240	2003
	7.144460	5.496828	-23.06%	1,820	2002
	8.485135	7.144460	-15.80%	1,232	2001
	10.000000	8.485135	-15.15%	344	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.101107	5.778363	-47.95%	585	2008
	8.870321	11.101107	25.15%	585	2007
	8.424261	8.870321	5.29%	584	2006
	8.080785	8.424261	4.25%	584	2005
	7.932488	8.080785	1.87%	584	2004
	6.055751	7.932488	30.99%	584	2003
	8.794661	6.055751	-31.14%	584	2002
	10.836830	8.794661	-18.84%	584	2001
	12.351314	10.836830	-12.26%	584	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.567083	4.453073	-48.02%	22,527	2008
	6.856904	8.567083	24.94%	24,730	2007
	6.521840	6.856904	5.14%	20,677	2006
	6.266039	6.521840	4.08%	26,290	2005
	6.159459	6.266039	1.73%	27,120	2004
	4.710748	6.159459	30.75%	26,081	2003
	6.850854	4.710748	-31.24%	20,879	2002
	8.456041	6.850854	-18.98%	15,553	2001
	10.000000	8.456041	-15.44%	2,264	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.992160	7.386639	-26.08%	0	2008
	9.867513	9.992160	1.26%	0	2007
	8.996549	9.867513	9.68%	0	2006
	8.894890	8.996549	1.14%	0	2005
	8.236757	8.894890	7.99%	0	2004
	6.575866	8.236757	25.26%	0	2003
	6.433089	6.575866	2.22%	0	2002
	7.402223	6.433089	-13.09%	0	2001
	9.695407	7.402223	-23.65%	0	2000

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.719694	7.916272	-26.15%	2,711	2008
	10.597767	10.719694	1.15%	6,855	2007
	9.675677	10.597767	9.53%	7,496	2006
	9.586071	9.675677	0.93%	11,632	2005
	8.883631	9.586071	7.91%	12,611	2004
	7.104400	8.883631	25.04%	12,380	2003
	6.971623	7.104400	1.90%	4,916	2002
	8.025085	6.971623	-13.13%	1,930	2001
	10.000000	8.025085	-19.75%	138	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.805449	7.237057	-26.19%	398	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.805449	7.237057	-26.19%	398	2008
	10.000000	9.805449	-1.95%	372	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.929611	6.792735	-37.85%	7,298	2008
	10.508407	10.929611	4.01%	8,962	2007
	9.204085	10.508407	14.17%	9,337	2006
	8.900340	9.204085	3.41%	13,029	2005
	8.156327	8.900340	9.12%	13,317	2004
	6.438691	8.156327	26.68%	13,364	2003
	8.394605	6.438691	-23.30%	13,463	2002
	9.681826	8.394605	-13.30%	11,142	2001
	10.820327	9.681826	-10.52%	1,658	2000

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.303908	13.652275	-4.56%	931	2008
	13.896597	14.303908	2.93%	334	2007
	13.499165	13.896597	2.94%	779	2006
	13.389914	13.499165	0.82%	5,971	2005
	12.994199	13.389914	3.05%	6,652	2004
	12.520432	12.994199	3.78%	7,928	2003
	11.502068	12.520432	8.85%	7,997	2002
	10.750405	11.502068	6.99%	5,056	2001
	9.797473	10.750405	9.73%	0	2000

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	37.347282	22.286444	-40.33%	0	2008
	32.783896	37.347282	13.92%	0	2007
	29.515247	32.783896	11.07%	0	2006
	25.310346	29.515247	16.61%	0	2005
	20.562700	25.310346	23.09%	0	2004
	15.046994	20.562700	36.66%	0	2003
	16.928228	15.046994	-11.11%	0	2002
	17.758535	16.928228	-4.68%	0	2001
	13.479627	17.758535	31.74%	0	2000

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.202677	13.823390	-40.42%	11,519	2008
	20.393841	23.202677	13.77%	15,173	2007
	18.391102	20.393841	10.89%	17,391	2006
	15.796161	18.391102	16.43%	17,439	2005
	12.845097	15.796161	22.97%	14,505	2004
	9.418141	12.845097	36.39%	9,321	2003
	10.610836	9.418141	-11.24%	6,971	2002
	11.148798	10.610836	-4.83%	5,228	2001
	10.000000	11.148798	11.49%	1,056	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.038806	12.235946	1.64%	2	2008
	11.603374	12.038806	3.75%	0	2007
	11.213309	11.603374	3.48%	0	2006
	11.030627	11.213309	1.66%	0	2005
	11.048266	11.030627	-0.16%	0	2004
	11.088712	11.048266	-0.36%	0	2003
	11.053262	11.088712	0.32%	0	2002
	10.758964	11.053262	2.74%	0	2001
	10.255839	10.758964	4.91%	0	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.911522	8.811111	-44.62%	0	2008
	13.762373	15.911522	15.62%	0	2007
	11.827498	13.762373	16.36%	0	2006
	10.077059	11.827498	17.37%	0	2005
	9.000904	10.077059	11.96%	0	2004
	6.371254	9.000904	41.27%	0	2003
	8.107973	6.371254	-21.42%	0	2002
	10.440659	8.107973	-22.34%	0	2001
	13.089636	10.440659	-20.24%	0	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.677626	7.008467	-44.72%	887	2008
	10.979671	12.677626	15.46%	978	2007
	9.449995	10.979671	16.19%	1,064	2006
	8.064238	9.449995	17.18%	1,064	2005
	7.214099	8.064238	11.78%	1,475	2004
	5.112463	7.214099	41.11%	2,405	2003
	6.515292	5.112463	-21.53%	1,041	2002
	8.378040	6.515292	-22.23%	832	2001
	10.000000	8.378040	-16.22%	468	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.345687	9.591527	-44.70%	1,975	2008
	15.021620	17.345687	15.47%	2,600	2007
	12.924386	15.021620	16.23%	1,185	2006
	11.032954	12.924386	17.14%	876	2005
	10.000000	11.032954	10.33%	717	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.446970	9.659147	-44.64%	111	2008
	15.088053	17.446970	15.63%	111	2007
	12.966487	15.088053	16.36%	111	2006
	11.051851	12.966487	17.32%	111	2005
	10.000000	11.051851	10.52%	111	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.436831	7.087423	-47.25%	0	2008
	13.355506	13.436831	0.61%	0	2007
	11.817555	13.355506	13.01%	0	2006
	11.291944	11.817555	4.65%	0	2005
	10.305412	11.291944	9.57%	0	2004
	7.791370	10.305412	32.27%	0	2003
	9.376602	7.791370	-16.91%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.304522	7.008219	-47.32%	658	2008
	13.241225	13.304522	0.48%	781	2007
	11.731605	13.241225	12.87%	904	2006
	11.235866	11.731605	4.41%	871	2005
	10.267558	11.235866	9.43%	818	2004
	7.781795	10.267558	31.94%	760	2003
	9.376614	7.781795	-17.01%	691	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.742451	8.063770	-51.84%	0	2008
	16.072797	16.742451	4.17%	0	2007
	14.021099	16.072797	14.63%	0	2006
	13.858401	14.021099	1.17%	0	2005
	12.324177	13.858401	12.45%	0	2004
	7.917213	12.324177	55.66%	0	2003
	10.000000	7.917213	-20.83%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.703587	7.546348	-51.95%	964	2008
	15.098137	15.703587	4.01%	1,910	2007
	13.192317	15.098137	14.45%	2,158	2006
	13.055515	13.192317	1.05%	2,116	2005
	11.625298	13.055515	12.30%	2,150	2004
	7.488515	11.625298	55.24%	416	2003
	10.000000	7.488515	-25.11%	2	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.752515	9.911376	-27.93%	4,428	2008
	14.286647	13.752515	-3.74%	4,403	2007
	12.332282	14.286647	15.85%	4,486	2006
	12.056574	12.332282	2.29%	4,404	2005
	10.985656	12.056574	9.75%	2,883	2004
	8.917289	10.985656	23.20%	1,668	2003
	10.000000	8.917289	-10.83%	937	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.595954	-34.04%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.773508	10.478730	-41.04%	485	2008
	15.561135	17.773508	14.22%	490	2007
	12.961200	15.561135	20.06%	494	2006
	11.892201	12.961200	8.99%	497	2005
	10.140996	11.892201	17.27%	858	2004
	7.755176	10.140996	30.76%	862	2003
	10.000000	7.755176	-22.45%	242	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.684379	11.122823	-37.10%	19	2008
	16.891831	17.684379	4.69%	16	2007
	15.457703	16.891831	9.28%	13	2006
	14.127044	15.457703	9.42%	23	2005
	12.191193	14.127044	15.88%	143	2004
	10.000000	12.191193	21.91%	143	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.600313	7.211674	-37.83%	2,381	2008
	10.592155	11.600313	9.52%	1,383	2007
	10.005833	10.592155	5.86%	1,773	2006
	9.731070	10.005833	2.82%	1,846	2005
	9.050991	9.731070	7.51%	1,772	2004
	7.483218	9.050991	20.95%	1,488	2003
	10.000000	7.483218	-25.17%	710	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.668358	5.094257	-52.25%	6,058	2008
	9.876006	10.668358	8.02%	4,890	2007
	9.786020	9.876006	0.92%	4,670	2006
	9.643989	9.786020	1.47%	4,039	2005
	8.546993	9.643989	12.83%	3,635	2004
	6.342111	8.546993	34.77%	3,064	2003
	10.000000	6.342111	-36.58%	1,486	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.582890	6.910626	-40.34%	986	2008
	11.483799	11.582890	0.86%	1,444	2007
	10.307721	11.483799	11.41%	1,445	2006
	9.947877	10.307721	3.62%	1,839	2005
	9.494463	9.947877	4.78%	2,513	2004
	7.212924	9.494463	31.63%	2,592	2003
	10.000000	7.212924	-27.87%	480	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.794052	10.479072	-33.65%	1,191	2008
	14.881329	15.794052	6.13%	1,780	2007
	12.517570	14.881329	18.88%	2,379	2006
	11.917674	12.517570	5.03%	2,397	2005
	10.520966	11.917674	13.28%	2,343	2004
	8.551956	10.520966	23.02%	2,037	2003
	10.000000	8.551956	-14.48%	478	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.177661	9.052006	-31.31%	26,527	2008
	12.497808	13.177661	5.44%	30,578	2007
	11.472890	12.497808	8.93%	30,125	2006
	11.182581	11.472890	2.60%	33,171	2005
	10.700202	11.182581	4.51%	32,444	2004
	9.247814	10.700202	15.71%	17,305	2003
	10.000000	9.247814	-7.52%	8,265	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.345000	5.516087	-46.68%	15	2008
	10.176616	10.345000	1.65%	0	2007
	10.000000	10.176616	1.77%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.161115	8.459602	-40.26%	46	2008
	13.340303	14.161115	6.15%	36	2007
	11.892729	13.340303	12.17%	25	2006
	11.281422	11.892729	5.42%	46	2005
	10.000000	11.281422	12.81%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.954073	7.588470	-30.72%	3,667	2008
	10.462278	10.954073	4.70%	1,380	2007
	10.000000	10.462278	4.62%	667	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.609831	9.433308	-11.09%	416	2008
	10.444352	10.609831	1.58%	419	2007
	10.000000	10.444352	4.44%	45	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.121527	7.337562	-39.47%	1,011	2008
	10.744833	12.121527	12.81%	319	2007
	10.000000	10.744833	7.45%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.337557	6.239296	-44.97%	3,408	2008
	10.271422	11.337557	10.38%	567	2007
	10.000000	10.271422	2.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.802828	5.989361	-38.90%	294	2008
	10.000000	9.802828	-1.97%	294	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.599384	8.227523	-29.07%	299	2008
	11.397886	11.599384	1.77%	299	2007
	10.446260	11.397886	9.11%	286	2006
	10.000000	10.446260	4.46%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	39.068274	16.213763	-58.50%	4	2008
	27.278172	39.068274	43.22%	4	2007
	20.284160	27.278172	34.48%	4	2006
	15.537481	20.284160	30.55%	15	2005
	13.077434	15.537481	18.81%	15	2004
	8.050390	13.077434	62.44%	0	2003
	10.000000	8.050390	-19.50%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.688313	12.340426	-58.43%	2,940	2008
	20.692063	29.688313	43.48%	2,887	2007
	15.359531	20.692063	34.72%	479	2006
	11.751298	15.359531	30.70%	105	2005
	10.000000	11.751298	17.51%	50	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.458108	-45.42%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.107601	-48.92%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.122477	-38.78%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.120582	-38.79%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.355008	-36.45%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.916818	-20.83%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.194892	-28.05%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.066730	-9.33%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.552592	-24.47%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.831944	-31.68%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.296674	-17.03%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.833651	-1.66%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.839470	-1.61%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.194852	12.958921	6.27%	10,474	2008
	11.536780	12.194852	5.70%	7,917	2007
	11.316125	11.536780	1.95%	7,831	2006
	11.108046	11.316125	1.87%	7,399	2005
	10.904343	11.108046	1.87%	6,220	2004
	10.836803	10.904343	0.62%	5,858	2003
	10.000000	10.836803	8.37%	2,134	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.098365	11.216196	-7.29%	16,294	2008
	11.638545	12.098365	3.95%	34,834	2007
	11.112404	11.638545	4.73%	36,302	2006
	10.903500	11.112404	1.92%	35,665	2005
	10.561348	10.903500	3.24%	35,886	2004
	9.921424	10.561348	6.45%	35,387	2003
	10.000000	9.921424	-0.79%	1,361	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.020414	10.912225	-16.19%	19,765	2008
	12.468952	13.020414	4.42%	21,324	2007
	11.657253	12.468952	6.96%	22,002	2006
	11.309015	11.657253	3.08%	22,047	2005
	10.697917	11.309015	5.71%	27,765	2004
	9.537718	10.697917	12.16%	28,234	2003
	10.000000	9.537718	-4.62%	12,545	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.795103	10.452089	-24.23%	32,268	2008
	13.235836	13.795103	4.23%	35,935	2007
	12.048588	13.235836	9.85%	36,006	2006
	11.593435	12.048588	3.93%	36,087	2005
	10.728960	11.593435	8.06%	39,897	2004
	9.059205	10.728960	18.43%	48,382	2003
	10.000000	9.059205	-9.41%	14,068	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.898050	10.083237	-32.32%	26,782	2008
	14.227958	14.898050	4.71%	28,380	2007
	12.591264	14.227958	13.00%	47,315	2006
	11.920075	12.591264	5.63%	44,757	2005
	10.779607	11.920075	10.58%	41,846	2004
	8.628136	10.779607	24.94%	33,900	2003
	10.000000	8.628136	-13.72%	2,081	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.568689	9.699719	-37.70%	5,231	2008
	14.895398	15.568689	4.52%	18,320	2007
	12.919389	14.895398	15.29%	8,265	2006
	12.133326	12.919389	6.48%	6,505	2005
	10.786400	12.133326	12.49%	6,368	2004
	8.291554	10.786400	30.09%	3,304	2003
	10.000000	8.291554	-17.08%	369	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.992674	10.023819	-37.32%	1,312	2008
	15.073248	15.992674	6.10%	1,244	2007
	13.903953	15.073248	8.41%	1,200	2006
	12.572519	13.903953	10.59%	1,158	2005
	11.012115	12.572519	14.17%	986	2004
	8.290043	11.012115	32.84%	448	2003
	10.000000	8.290043	-17.10%	343	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.080427	9.429556	-37.47%	4,575	2008
	14.238308	15.080427	5.91%	4,751	2007
	13.151356	14.238308	8.26%	4,940	2006
	11.913365	13.151356	10.39%	7,704	2005
	10.455326	11.913365	13.95%	7,672	2004
	7.891605	10.455326	32.49%	7,607	2003
	10.000000	7.891605	-21.08%	1,355	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.642819	10.714761	0.68%	36,300	2008
	10.295817	10.642819	3.37%	9,445	2007
	9.984020	10.295817	3.12%	8,454	2006
	9.857276	9.984020	1.29%	7,081	2005
	9.911746	9.857276	-0.55%	5,585	2004
	9.984915	9.911746	-0.73%	9,012	2003
	10.000000	9.984915	-0.15%	3,400	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.068969	-39.31%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.650207	8.285353	-47.06%	0	2008
	15.413719	15.650207	1.53%	0	2007
	12.728713	15.413719	21.09%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.495012	8.185065	-47.18%	2,485	2008
	15.295515	15.495012	1.30%	3,684	2007
	12.666214	15.295515	20.76%	2,011	2006
	11.483870	12.666214	10.30%	1,322	2005
	10.000000	11.483870	14.84%	1,197	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.303040	-36.97%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.213418	-37.87%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.696728	-33.03%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.312105	6.493469	-47.26%	209	2008
	11.398601	12.312105	8.01%	315	2007
	11.219239	11.398601	1.60%	3,235	2006
	10.555783	11.219239	6.29%	3,541	2005
	9.455124	10.555783	11.64%	860	2004
	7.149258	9.455124	32.25%	503	2003
	10.000000	7.149258	-28.51%	436	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.827959	9.924401	-33.07%	0	2008
	16.145124	14.827959	-8.16%	0	2007
	13.952539	16.145124	15.71%	0	2006
	13.721274	13.952539	1.69%	0	2005
	11.857775	13.721274	15.72%	0	2004
	7.663022	11.857775	54.74%	0	2003
	10.000000	7.663022	-23.37%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.583462	9.071627	-33.22%	2,449	2008
	14.843432	13.583462	-8.49%	2,395	2007
	12.849195	14.843432	15.52%	3,388	2006
	12.672075	12.849195	1.40%	3,337	2005
	10.979354	12.672075	15.42%	2,075	2004
	7.113856	10.979354	54.34%	1,683	2003
	10.000000	7.113856	-28.86%	271	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.557606	10.096012	-39.02%	508	2008
	16.435030	16.557606	0.75%	501	2007
	14.869296	16.435030	10.53%	509	2006
	13.419272	14.869296	10.81%	506	2005
	11.428827	13.419272	17.42%	209	2004
	8.215557	11.428827	39.11%	163	2003
	10.000000	8.215557	-17.84%	82	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.759528	10.191781	-39.19%	1,376	2008
	16.674237	16.759528	0.51%	1,335	2007
	15.124372	16.674237	10.25%	1,498	2006
	13.687396	15.124372	10.50%	1,273	2005
	11.680579	13.687396	17.18%	1,349	2004
	8.420509	11.680579	38.72%	1,921	2003
	10.000000	8.420509	-15.79%	1	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.351634	6.538439	-42.40%	0	2008
	10.665915	11.351634	6.43%	0	2007
	10.000000	10.665915	6.66%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.853625	-1.46%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.582333	-44.18%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.905661	6.917861	-46.40%	9,902	2008
	11.490722	12.905661	12.31%	10,605	2007
	10.816656	11.490722	6.23%	10,524	2006
	10.455857	10.816656	3.45%	10,896	2005
	9.941238	10.455857	5.18%	9,543	2004
	7.710849	9.941238	28.93%	6,312	2003
	10.000000	7.710849	-22.89%	2,606	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.873792	9.365073	-41.00%	812	2008
	15.133129	15.873792	4.89%	799	2007
	13.034094	15.133129	16.10%	799	2006
	11.555181	13.034094	12.80%	1,116	2005
	10.000000	11.555181	15.55%	642	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.729765	9.256424	-41.15%	5,648	2008
	15.035283	15.729765	4.62%	5,619	2007
	12.981744	15.035283	15.82%	5,080	2006
	11.538075	12.981744	12.51%	4,779	2005
	10.000000	11.538075	15.38%	2,762	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	18.000349	10.620702	-41.00%	109	2008
	17.163443	18.000349	4.88%	109	2007
	14.782374	17.163443	16.11%	109	2006
	13.108510	14.782374	12.77%	109	2005
	11.150942	13.108510	17.56%	109	2004
	7.903306	11.150942	41.09%	0	2003
	10.000000	7.903306	-20.97%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.753632	10.450194	-41.14%	1,358	2008
	16.966187	17.753632	4.64%	1,373	2007
	14.653358	16.966187	15.78%	1,557	2006
	13.022346	14.653358	12.52%	1,650	2005
	11.104212	13.022346	17.27%	1,660	2004
	7.879014	11.104212	40.93%	2,055	2003
	10.000000	7.879014	-21.21%	1,041	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.573619	1.993510	-79.18%	0	2008
	10.000000	9.573619	-4.26%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.570136	2.855035	-78.96%	1,162	2008
	13.770852	13.570136	-1.46%	1,162	2007
	12.756686	13.770852	7.95%	1,232	2006
	12.638383	12.756686	0.94%	1,232	2005
	11.757098	12.638383	7.50%	1,232	2004
	9.614461	11.757098	22.29%	1,178	2003
	10.000000	9.614461	-3.86%	413	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.282834	8.042000	-39.46%	7,831	2008
	12.928850	13.282834	2.74%	8,374	2007
	11.419893	12.928850	13.21%	8,988	2006
	10.947268	11.419893	4.32%	8,615	2005
	10.167227	10.947268	7.67%	9,312	2004
	8.151281	10.167227	24.73%	7,000	2003
	10.000000	8.151281	-18.49%	535	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.783964	10.293571	-38.67%	193	2008
	17.223286	16.783964	-2.55%	193	2007
	15.181456	17.223286	13.45%	193	2006
	13.999701	15.181456	8.44%	193	2005
	11.883439	13.999701	17.81%	193	2004
	8.344179	11.883439	42.42%	0	2003
	10.000000	8.344179	-16.56%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.711284	5.939208	-38.84%	0	2008
	9.983889	9.711284	-2.73%	12	2007
	10.000000	9.983889	-0.16%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.985518	12.641824	-15.64%	3,639	2008
	13.867086	14.985518	8.07%	8,043	2007
	13.108144	13.867086	5.79%	9,470	2006
	12.965604	13.108144	1.10%	9,310	2005
	12.120763	12.965604	6.97%	9,572	2004
	10.487103	12.120763	15.58%	4,665	2003
	10.000000	10.487103	4.87%	1,956	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.849750	8.980258	-39.53%	0	2008
	16.021634	14.849750	-7.31%	0	2007
	14.010980	16.021634	14.35%	0	2006
	13.496539	14.010980	3.81%	0	2005
	12.313029	13.496539	9.61%	0	2004
	10.000000	12.313029	23.13%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.581250	9.720804	-44.71%	1,133	2008
	16.447045	17.581250	6.90%	1,133	2007
	13.053190	16.447045	26.00%	1,051	2006
	11.792848	13.053190	10.69%	252	2005
	10.288016	11.792848	14.63%	252	2004
	8.113976	10.288016	26.79%	413	2003
	10.000000	8.113976	-18.86%	285	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.973586	8.956967	-40.18%	1,145	2008
	17.391817	14.973586	-13.90%	1,145	2007
	15.029776	17.391817	15.72%	1,074	2006
	14.233948	15.029776	5.59%	1,074	2005
	11.431845	14.233948	24.51%	885	2004
	7.743645	11.431845	47.63%	781	2003
	10.000000	7.743645	-22.56%	414	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.824800	7.345166	-37.88%	490	2008
	11.360373	11.824800	4.09%	490	2007
	10.921763	11.360373	4.02%	490	2006
	10.474490	10.921763	4.27%	490	2005
	10.109062	10.474490	3.61%	546	2004
	8.203790	10.109062	23.22%	297	2003
	10.000000	8.203790	-17.96%	189	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.300746	9.982568	-11.66%	0	2008
	10.888066	11.300746	3.79%	0	2007
	10.657168	10.888066	2.17%	0	2006
	10.393726	10.657168	2.53%	0	2005
	10.123619	10.393726	2.67%	0	2004
	10.000000	10.123619	1.24%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.899258	13.381844	-38.89%	874	2008
	26.836030	21.899258	-18.40%	854	2007
	19.759141	26.836030	35.82%	1,275	2006
	17.155060	19.759141	15.18%	985	2005
	12.779818	17.155060	34.24%	377	2004
	10.000000	12.779818	27.80%	117	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.398342	5.721631	-49.80%	975	2008
	9.906382	11.398342	15.06%	922	2007
	9.784761	9.906382	1.24%	4,176	2006
	9.214461	9.784761	6.19%	3,995	2005
	8.747711	9.214461	5.34%	890	2004
	6.980196	8.747711	25.32%	411	2003
	10.000000	6.980196	-30.20%	327	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.609161	8.618740	-36.67%	2,501	2008
	14.125302	13.609161	-3.65%	2,602	2007
	12.338387	14.125302	14.48%	2,651	2006
	12.013045	12.338387	2.71%	3,413	2005
	10.370139	12.013045	15.84%	2,606	2004
	8.038554	10.370139	29.01%	2,883	2003
	10.000000	8.038554	-19.61%	1,186	2002*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.065330	6.195773	-52.58%	111,658	2008
	13.073569	13.065330	-0.06%	147,841	2007
	11.739459	13.073569	11.36%	181,119	2006
	11.292701	11.739459	3.96%	214,886	2005
	10.333046	11.292701	9.29%	225,321	2004
	7.862159	10.333046	31.43%	230,784	2003
	10.000000	7.862159	-21.38%	158,659	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.587624	7.120726	-43.43%	17,773	2008
	11.426653	12.587624	10.16%	26,808	2007
	10.926532	11.426653	4.58%	27,649	2006
	10.205740	10.926532	7.06%	27,324	2005
	9.734207	10.205740	4.84%	26,427	2004
	7.642114	9.734207	27.38%	44,791	2003
	10.000000	7.642114	-23.58%	16,161	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	16.021448	8.368080	-47.77%	0	2008
	14.660331	16.021448	9.28%	0	2007
	12.759966	14.660331	14.89%	0	2006
	11.806543	12.759966	8.08%	0	2005
	10.367247	11.806543	13.88%	0	2004
	7.767805	10.367247	33.46%	0	2003
	10.000000	7.767805	-22.32%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.866941	7.750120	-47.87%	1,444	2008
	13.640364	14.866941	8.99%	2,012	2007
	11.899140	13.640364	14.63%	1,132	2006
	11.044227	11.899140	7.74%	0	2005
	10.000000	11.044227	10.44%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.526413	7.939249	-31.12%	0	2008
	10.813282	11.526413	6.59%	0	2007
	10.000000	10.813282	8.13%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.482894	7.888961	-31.30%	32,213	2008
	10.796213	11.482894	6.36%	40,045	2007
	10.000000	10.796213	7.96%	46,352	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.713536	12.728461	-41.38%	1,567	2008
	19.243338	21.713536	12.84%	4,319	2007
	15.260876	19.243338	26.10%	6,003	2006
	13.149159	15.260876	16.06%	10,427	2005
	10.780375	13.149159	21.97%	11,057	2004
	8.501943	10.780375	26.80%	18,303	2003
	10.000000	8.501943	-14.98%	15,086	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.191547	10.706775	-29.52%	0	2008
	14.065292	15.191547	8.01%	0	2007
	12.822882	14.065292	9.69%	0	2006
	12.084078	12.822882	6.11%	0	2005
	10.767745	12.084078	12.22%	0	2004
	8.577612	10.767745	25.53%	0	2003
	10.000000	8.577612	-14.22%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.119212	8.256064	-41.53%	23,841	2008
	13.657014	14.119212	3.38%	34,178	2007
	11.839548	13.657014	15.35%	42,144	2006
	11.479574	11.839548	3.14%	44,467	2005
	10.467853	11.479574	9.67%	45,867	2004
	8.031487	10.467853	30.34%	42,541	2003
	10.000000	8.031487	-19.69%	9,186	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.167060	12.052999	-53.94%	24,401	2008
	25.137398	26.167060	4.10%	26,317	2007
	18.867271	25.137398	33.23%	39,477	2006
	16.421483	18.867271	14.89%	41,172	2005
	13.335355	16.421483	23.14%	43,253	2004
	9.395309	13.335355	41.94%	55,104	2003
	10.000000	9.395309	-6.05%	20,507	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.969441	7.102091	-40.66%	9,796	2008
	10.685562	11.969441	12.02%	13,958	2007
	10.906800	10.685562	-2.03%	20,170	2006
	9.631582	10.906800	13.24%	19,925	2005
	9.015945	9.631582	6.83%	19,982	2004
	7.411934	9.015945	21.64%	20,244	2003
	10.000000	7.411934	-25.88%	11,221	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.470431	11.067783	-36.65%	57,399	2008
	17.453254	17.470431	0.10%	80,554	2007
	15.499217	17.453254	12.61%	90,268	2006
	14.741121	15.499217	5.14%	100,085	2005
	12.555503	14.741121	17.41%	112,118	2004
	9.037846	12.555503	38.92%	111,887	2003
	10.000000	9.037846	-9.62%	62,093	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.621550	10.640999	-31.88%	0	2008
	15.949041	15.621550	-2.05%	0	2007
	14.137515	15.949041	12.81%	0	2006
	13.370529	14.137515	5.74%	0	2005
	11.125505	13.370529	20.18%	0	2004
	8.189355	11.125505	35.85%	0	2003
	10.000000	8.189355	-18.11%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.083156	7.812450	-35.34%	0	2008
	11.370405	12.083156	6.27%	0	2007
	10.559828	11.370405	7.68%	0	2006
	10.335642	10.559828	2.17%	0	2005
	9.869440	10.335642	4.72%	0	2004
	7.943798	9.869440	24.24%	0	2003
	10.000000	7.943798	-20.56%	0	2002

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.245998	8.829215	-38.02%	0	2008
	13.727941	14.245998	3.77%	0	2007
	12.054146	13.727941	13.89%	0	2006
	11.676970	12.054146	3.23%	101	2005
	10.703790	11.676970	9.09%	101	2004
	8.456927	10.703790	26.57%	0	2003
	10.000000	8.456927	-15.43%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.973110	9.871473	-38.20%	2,740	2008
	15.430921	15.973110	3.51%	4,081	2007
	13.583838	15.430921	13.60%	6,720	2006
	13.191304	13.583838	2.98%	8,268	2005
	12.123517	13.191304	8.81%	3,780	2004
	10.000000	12.123517	21.24%	1,404	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.528941	7.506843	-34.89%	2,407	2008
	12.973019	11.528941	-11.13%	2,752	2007
	11.294795	12.973019	14.86%	3,575	2006
	10.932561	11.294795	3.31%	5,806	2005
	10.125718	10.932561	7.97%	4,656	2004
	8.065883	10.125718	25.54%	4,697	2003
	10.000000	8.065883	-19.34%	1,400	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.996997	9.013014	-30.65%	3,064	2008
	12.023311	12.996997	8.10%	4,669	2007
	10.531468	12.023311	14.17%	5,962	2006
	10.502525	10.531468	0.28%	5,559	2005
	9.944592	10.502525	5.61%	10,595	2004
	8.141683	9.944592	22.14%	10,274	2003
	10.000000	8.141683	-18.58%	1,832	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.475252	10.548048	-27.13%	50,485	2008
	14.228662	14.475252	1.73%	73,027	2007
	13.050969	14.228662	9.02%	80,629	2006
	12.941802	13.050969	0.84%	88,822	2005
	11.914948	12.941802	8.62%	168,410	2004
	9.921791	11.914948	20.09%	156,880	2003
	10.000000	9.921791	-0.78%	37,992	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.403996	8.243684	-46.48%	0	2008
	14.262416	15.403996	8.00%	0	2007
	12.166147	14.262416	17.23%	0	2006
	11.311600	12.166147	7.55%	0	2005
	10.057623	11.311600	12.47%	0	2004
	7.735988	10.057623	30.01%	0	2003
	10.000000	7.735988	-22.64%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.614654	9.813422	-44.29%	0	2008
	15.138317	17.614654	16.36%	0	2007
	14.185097	15.138317	6.72%	0	2006
	12.764448	14.185097	11.13%	0	2005
	11.215024	12.764448	13.82%	0	2004
	8.119806	11.215024	38.12%	0	2003
	10.000000	8.119806	-18.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.885400	10.864929	-8.59%	1,648	2008
	11.439227	11.885400	3.90%	1,874	2007
	11.138494	11.439227	2.70%	1,874	2006
	11.151529	11.138494	-0.12%	2,842	2005
	10.914759	11.151529	2.17%	2,842	2004
	10.578305	10.914759	3.18%	2,643	2003
	10.000000	10.578305	5.78%	1,208	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.852250	10.803658	-8.85%	53,098	2008
	11.433749	11.852250	3.66%	83,954	2007
	11.158273	11.433749	2.47%	106,036	2006
	11.205669	11.158273	-0.42%	109,568	2005
	10.999606	11.205669	1.87%	131,081	2004
	10.681568	10.999606	2.98%	97,522	2003
	10.000000	10.681568	6.82%	31,284	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.252517	6.176274	-49.59%	0	2008
	10.575416	12.252517	15.86%	0	2007
	9.891973	10.575416	6.91%	0	2006
	9.290732	9.891973	6.47%	0	2005
	8.548381	9.290732	8.68%	0	2004
	6.644515	8.548381	28.65%	0	2003
	9.148248	6.644515	-27.37%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.022931	6.057117	-49.62%	11,296	2008
	10.394439	12.022931	15.67%	13,199	2007
	9.734506	10.394439	6.78%	10,232	2006
	9.163027	9.734506	6.24%	11,104	2005
	8.451242	9.163027	8.42%	11,121	2004
	6.578835	8.451242	28.46%	11,404	2003
	9.092738	6.578835	-27.65%	6,547	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.637797	8.869468	-29.82%	0	2008
	11.111645	12.637797	13.73%	0	2007
	10.508655	11.111645	5.74%	0	2006
	10.254647	10.508655	2.48%	0	2005
	9.871250	10.254647	3.88%	0	2004
	8.490924	9.871250	16.26%	0	2003
	9.447928	8.490924	-10.13%	0	2002
	10.007639	9.447928	-5.59%	0	2001
	10.578425	10.007639	-5.40%	0	2000
	10.000000	10.578425	5.78%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.807981	8.277073	-29.90%	4,008	2008
	10.398613	11.807981	13.55%	5,202	2007
	9.843431	10.398613	5.64%	6,241	2006
	9.619127	9.843431	2.33%	6,241	2005
	9.275444	9.619127	3.71%	6,241	2004
	7.994917	9.275444	16.02%	6,241	2003
	8.913246	7.994917	-10.30%	6,256	2002
	9.455005	8.913246	-5.73%	6,309	2001
	10.000000	9.455005	-5.45%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.346106	7.173369	-36.78%	1,787	2008
	9.680852	11.346106	17.20%	1,787	2007
	9.188608	9.680852	5.36%	1,787	2006
	8.978318	9.188608	2.34%	2,006	2005
	8.602284	8.978318	4.37%	2,006	2004
	7.084437	8.602284	21.43%	2,006	2003
	8.507129	7.084437	-16.72%	2,156	2002
	9.329098	8.507129	-8.81%	2,156	2001
	10.824826	9.329098	-13.82%	2,416	2000
	10.000000	10.824826	8.25%	219	1999*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.432049	6.588881	-36.84%	1,232	2008
	8.921397	10.432049	16.93%	2,247	2007
	8.477668	8.921397	5.23%	2,876	2006
	8.301731	8.477668	2.12%	2,881	2005
	7.970806	8.301731	4.15%	2,881	2004
	6.570858	7.970806	21.31%	2,881	2003
	7.917224	6.570858	-17.01%	1,887	2002
	8.690850	7.917224	-8.90%	1,946	2001
	10.000000	8.690850	-13.09%	744	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.884986	7.731482	-34.95%	0	2008
	11.069599	11.884986	7.37%	0	2007
	10.055882	11.069599	10.08%	3,261	2006
	9.656567	10.055882	4.14%	7,737	2005
	9.289956	9.656567	3.95%	6,969	2004
	8.016683	9.289956	15.88%	6,969	2003
	8.910614	8.016683	-10.03%	6,969	2002
	9.196411	8.910614	-3.11%	6,969	2001
	9.753925	9.196411	-5.72%	6,969	2000
	10.000000	9.753925	-2.46%	3,154	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.248922	7.953060	-35.07%	6,503	2008
	11.427364	12.248922	7.19%	10,605	2007
	10.393983	11.427364	9.94%	14,959	2006
	9.989098	10.393983	4.05%	15,390	2005
	9.635050	9.989098	3.67%	17,046	2004
	8.322694	9.635050	15.77%	17,046	2003
	9.268926	8.322694	-10.21%	17,353	2002
	9.580552	9.268926	-3.25%	15,251	2001
	10.000000	9.580552	-4.19%	324	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.957052	9.594492	-43.42%	2,282	2008
	14.636527	16.957052	15.85%	3,464	2007
	13.302110	14.636527	10.03%	5,238	2006
	11.545292	13.302110	15.22%	6,824	2005
	10.151933	11.545292	13.73%	6,567	2004
	8.021598	10.151933	26.56%	6,971	2003
	8.982108	8.021598	-10.69%	7,189	2002
	10.395475	8.982108	-13.60%	7,279	2001
	11.301172	10.395475	-8.01%	7,042	2000
	10.000000	11.301172	13.01%	311	1999*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.883948	8.410208	-43.49%	138,544	2008
	12.869592	14.883948	15.65%	233,755	2007
	11.712822	12.869592	9.88%	249,571	2006
	10.183387	11.712822	15.02%	261,340	2005
	8.968416	10.183387	13.55%	236,945	2004
	7.095110	8.968416	26.40%	242,252	2003
	7.960462	7.095110	-10.87%	108,373	2002
	9.224369	7.960462	-13.70%	27,316	2001
	10.000000	9.224369	-7.76%	1,556	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.782017	5.672338	-42.01%	0	2008
	9.279040	9.782017	5.42%	0	2007
	8.255196	9.279040	12.40%	0	2006
	6.920169	8.255196	19.29%	0	2005
	6.930079	6.920169	-0.14%	0	2004
	5.614757	6.930079	23.43%	0	2003
	6.138007	5.614757	-8.52%	554	2002
	8.720312	6.138007	-29.61%	554	2001
	10.000000	8.720312	-12.80%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.669947	5.592124	-42.17%	12,284	2008
	9.189564	9.669947	5.23%	24,423	2007
	8.188459	9.189564	12.23%	24,828	2006
	6.881506	8.188459	18.99%	24,498	2005
	6.890862	6.881506	-0.14%	18,791	2004
	5.594874	6.890862	23.16%	22,675	2003
	6.138005	5.594874	-8.85%	16,890	2002
	8.720311	6.138005	-29.61%	10,748	2001
	10.000000	8.720311	-12.80%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.282751	7.503632	-43.51%	5,045	2008
	13.284070	13.282751	-0.01%	5,185	2007
	11.219317	13.284070	18.40%	6,322	2006
	10.758699	11.219317	4.28%	6,661	2005
	9.796359	10.758699	9.82%	6,661	2004
	7.629651	9.796359	28.40%	5,439	2003
	9.322767	7.629651	-18.16%	5,813	2002
	9.962936	9.322767	-6.43%	5,813	2001
	9.328815	9.962936	6.80%	5,439	2000
	10.000000	9.328815	-6.71%	887	1999*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.302397	8.064459	-43.61%	100,334	2008
	14.324313	14.302397	-0.15%	159,145	2007
	12.113096	14.324313	18.25%	162,392	2006
	11.636390	12.113096	4.10%	164,306	2005
	10.609740	11.636390	9.68%	159,750	2004
	8.275306	10.609740	28.21%	136,535	2003
	10.130513	8.275306	-18.31%	54,421	2002
	10.841799	10.130513	-6.56%	33,937	2001
	10.000000	10.841799	8.42%	290	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.669486	6.699258	-42.59%	1,072	2008
	10.567853	11.669486	10.42%	1,072	2007
	9.483594	10.567853	11.43%	2,144	2006
	8.944540	9.483594	6.03%	6,736	2005
	8.578000	8.944540	4.27%	9,946	2004
	7.038647	8.578000	21.87%	9,946	2003
	8.569097	7.038647	-17.86%	11,190	2002
	9.535389	8.569097	-10.13%	11,190	2001
	10.040866	9.535389	-5.03%	12,851	2000
	10.000000	10.040866	0.41%	6,204	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.861165	6.794899	-42.71%	21,130	2008
	10.755156	11.861165	10.28%	40,927	2007
	9.664936	10.755156	11.28%	43,331	2006
	9.126404	9.664936	5.90%	43,154	2005
	8.771493	9.126404	4.05%	49,639	2004
	7.206437	8.771493	21.72%	51,774	2003
	8.789444	7.206437	-18.01%	21,477	2002
	9.797476	8.789444	-10.29%	10,388	2001
	10.000000	9.797476	-2.03%	2,589	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.571476	4.240995	-55.69%	3,817	2008
	7.890018	9.571476	21.31%	3,817	2007
	7.598920	7.890018	3.83%	29,664	2006
	7.079167	7.598920	7.34%	37,151	2005
	6.706238	7.079167	5.56%	39,313	2004
	5.245486	6.706238	27.85%	39,538	2003
	6.813290	5.245486	-23.01%	41,198	2002
	8.076838	6.813290	-15.64%	41,198	2001
	9.889792	8.076838	-18.33%	40,600	2000
	10.000000	9.889792	-1.10%	19,140	1999*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.935632	4.394864	-55.77%	1,622	2008
	8.199314	9.935632	21.18%	1,633	2007
	7.910523	8.199314	3.65%	1,923	2006
	7.381990	7.910523	7.16%	2,003	2005
	7.004168	7.381990	5.39%	2,018	2004
	5.489392	7.004168	27.59%	2,738	2003
	7.138417	5.489392	-23.10%	2,754	2002
	8.482290	7.138417	-15.84%	3,026	2001
	10.000000	8.482290	-15.18%	872	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.052442	5.750106	-47.97%	1,635	2008
	8.835938	11.052442	25.09%	1,876	2007
	8.395860	8.835938	5.24%	8,413	2006
	8.057605	8.395860	4.20%	10,324	2005
	7.913744	8.057605	1.82%	12,255	2004
	6.044501	7.913744	30.92%	12,425	2003
	8.782784	6.044501	-31.18%	12,624	2002
	10.827750	8.782784	-18.89%	12,624	2001
	12.347190	10.827725	-12.31%	15,177	2000
	10.000000	12.347169	23.47%	5,165	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.533834	4.433536	-48.05%	70,517	2008
	6.833772	8.533834	24.88%	101,074	2007
	6.503135	6.833772	5.08%	141,658	2006
	6.251228	6.503135	4.03%	148,903	2005
	6.148010	6.251228	1.68%	135,927	2004
	4.704372	6.148010	30.69%	139,665	2003
	6.845050	4.704372	-31.27%	82,388	2002
	8.453200	6.845050	-19.02%	48,765	2001
	10.000000	8.453200	-15.47%	6,156	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.948377	7.350531	-26.11%	174	2008
	9.829276	9.948377	1.21%	174	2007
	8.966211	9.829276	9.63%	1,907	2006
	8.869387	8.966211	1.09%	1,907	2005
	8.217303	8.869387	7.94%	1,907	2004
	6.563665	8.217303	25.19%	1,907	2003
	6.424407	6.563665	2.17%	1,144	2002
	7.396001	6.424407	-13.14%	1,144	2001
	9.692137	7.396001	-23.69%	912	2000
	10.000000	9.692137	-3.08%	107	1999*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.678129	7.881567	-26.19%	84,928	2008
	10.562072	10.678129	1.10%	119,186	2007
	9.647954	10.562072	9.47%	150,754	2006
	9.563436	9.647954	0.88%	155,385	2005
	8.867151	9.563436	7.85%	207,281	2004
	7.094811	8.867151	24.98%	182,248	2003
	6.965740	7.094811	1.85%	35,275	2002
	8.022393	6.965740	-13.17%	5,315	2001
	10.000000	8.022393	-19.78%	1,161	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.802124	7.230934	-26.23%	16,540	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.802124	7.230934	-26.23%	16,540	2008
	10.000000	9.802124	-1.98%	19,513	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	18.897940	11.739077	-37.88%	16,783	2008
	18.178915	18.897940	3.96%	22,936	2007
	15.930573	18.178915	14.11%	25,749	2006
	15.412633	15.930573	3.36%	29,756	2005
	14.131388	15.412633	9.07%	32,556	2004
	11.161105	14.131388	26.61%	36,714	2003
	14.558975	11.161105	-23.34%	31,573	2002
	16.800024	14.558975	-13.34%	25,758	2001
	18.785022	16.800024	-10.57%	13,185	2000
	15.809112	18.785022	18.82%	2,681	1999

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	16.469170	15.710931	-4.60%	4,878	2008
	16.008366	16.469170	2.88%	8,177	2007
	15.558397	16.008366	2.89%	10,226	2006
	15.440288	15.558397	0.76%	10,392	2005
	14.991569	15.440288	2.99%	10,346	2004
	14.452314	14.991569	3.73%	9,079	2003
	13.283557	14.452314	8.80%	14,256	2002
	12.421795	13.283557	6.94%	8,609	2001
	11.326409	12.421795	9.67%	1,129	2000
	11.609070	11.326409	-2.43%	481	1999

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	37.183650	22.177529	-40.36%	0	2008
	32.656907	37.183650	13.86%	595	2007
	29.415781	32.656907	11.02%	595	2006
	25.237801	29.415781	16.55%	595	2005
	20.514149	25.237801	23.03%	595	2004
	15.019072	20.514149	36.59%	740	2003
	16.905393	15.019072	-11.16%	740	2002
	17.743624	16.905393	-4.72%	705	2001
	13.475098	17.743624	31.68%	885	2000
	10.000000	13.475098	34.75%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.112673	13.762776	-40.45%	80,186	2008
	20.325085	23.112673	13.72%	118,972	2007
	18.338368	20.325085	10.83%	133,929	2006
	15.758830	18.338368	16.37%	147,737	2005
	12.821233	15.758830	22.91%	136,552	2004
	9.405412	12.821233	36.32%	136,789	2003
	10.601873	9.405412	-11.29%	82,405	2002
	11.145061	10.601873	-4.87%	33,025	2001
	10.000000	11.145061	11.45%	2,241	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.193781	13.403038	1.59%	46	2008
	12.723059	13.193781	3.70%	33	2007
	12.301572	12.723059	3.43%	458	2006
	12.107279	12.301572	1.60%	458	2005
	12.132788	12.107279	-0.21%	458	2004
	12.183380	12.132788	-0.42%	1,317	2003
	12.150588	12.183380	0.27%	458	2002
	11.833100	12.150588	2.68%	445	2001
	11.285433	11.833100	4.85%	425	2000
	10.883253	11.285433	3.70%	0	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.841773	8.768028	-44.65%	435	2008
	13.709029	15.841773	15.56%	435	2007
	11.787613	13.709029	16.30%	3,077	2006
	10.048165	11.787613	17.31%	3,077	2005
	8.979640	10.048165	11.90%	3,077	2004
	6.359429	8.979640	41.20%	3,248	2003
	8.097034	6.359429	-21.46%	3,319	2002
	10.431930	8.097034	-22.38%	3,319	2001
	13.085240	10.431903	-20.28%	4,184	2000
	10.000000	13.085254	30.85%	2,248	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.628393	6.977709	-44.75%	18,588	2008
	10.942612	12.628393	15.41%	26,401	2007
	9.422858	10.942612	16.13%	28,920	2006
	8.045150	9.422858	17.12%	32,742	2005
	7.200679	8.045150	11.73%	43,108	2004
	5.105546	7.200679	41.04%	40,756	2003
	6.509775	5.105546	-21.57%	32,984	2002
	8.375228	6.509775	-22.27%	11,309	2001
	10.000000	8.375228	-16.25%	1,703	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.313521	9.568871	-44.73%	27,956	2008
	15.001417	17.313521	15.41%	18,257	2007
	12.913528	15.001417	16.17%	12,049	2006
	11.029257	12.913528	17.08%	6,188	2005
	10.000000	11.029257	10.29%	4,075	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.414610	9.636329	-44.67%	0	2008
	15.067740	17.414610	15.58%	0	2007
	12.955575	15.067740	16.30%	0	2006
	11.048142	12.955575	17.26%	0	2005
	10.000000	11.048142	10.48%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.392044	7.060208	-47.28%	0	2008
	13.317789	13.392044	0.56%	0	2007
	11.790145	13.317789	12.96%	0	2006
	11.271454	11.790145	4.60%	0	2005
	10.291932	11.271454	9.52%	0	2004
	7.785111	10.291932	32.20%	0	2003
	9.373829	7.785111	-16.95%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.260199	6.981322	-47.35%	2,005	2008
	13.203833	13.260199	0.43%	5,566	2007
	11.704383	13.203833	12.81%	9,028	2006
	11.215459	11.704383	4.36%	9,465	2005
	10.254116	11.215459	9.38%	9,436	2004
	7.775549	10.254116	31.88%	10,207	2003
	9.373834	7.775549	-17.05%	9,938	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.695192	8.036907	-51.86%	0	2008
	16.035599	16.695192	4.11%	0	2007
	13.995717	16.035599	14.58%	0	2006
	13.840314	13.995717	1.12%	0	2005
	12.314335	13.840314	12.39%	0	2004
	7.914896	12.314335	55.58%	0	2003
	10.000000	7.914896	-20.85%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.658545	7.520879	-51.97%	10,966	2008
	15.062504	15.658545	3.96%	14,822	2007
	13.167847	15.062504	14.39%	27,670	2006
	13.037896	13.167847	1.00%	28,187	2005
	11.615493	13.037896	12.25%	45,074	2004
	7.485974	11.615493	55.16%	33,668	2003
	10.000000	7.485974	-25.14	14,282	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.713683	9.878370	-27.97%	29	2008
	14.253563	13.713683	-3.79%	29	2007
	12.309947	14.253563	15.79%	29	2006
	12.040828	12.309947	2.24%	29	2005
	10.976872	12.040828	9.69%	29	2004
	8.914666	10.976872	23.13%	0	2003
	10.000000	8.914666	-10.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.593718	-34.06%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.723335	10.443847	-41.07%	0	2008
	15.525117	17.723335	14.16%	0	2007
	12.937733	15.525117	20.00%	0	2006
	11.876679	12.937733	8.93%	0	2005
	10.132887	11.876679	17.21%	0	2004
	7.752900	10.132887	30.70%	0	2003
	10.000000	7.752900	-22.47%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.642610	11.090922	-37.14%	368	2008
	16.860527	17.642610	4.64%	134	2007
	15.436859	16.860527	9.22%	0	2006
	14.115127	15.436859	9.36%	0	2005
	12.187076	14.115127	15.82%	0	2004
	10.000000	12.187076	21.87%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.565811	7.186572	-37.86%	18,421	2008
	10.566040	11.565811	9.46%	24,625	2007
	9.986211	10.566040	5.81%	24,660	2006
	9.716891	9.986211	2.77%	28,029	2005
	9.042390	9.716891	7.46%	34,189	2004
	7.479894	9.042390	20.89%	29,827	2003
	10.000000	7.479894	-25.20%	7,287	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.636630	5.076525	-52.27%	52,785	2008
	9.851641	10.636630	7.97%	62,747	2007
	9.766814	9.851641	0.87%	78,625	2006
	9.629928	9.766814	1.42%	85,601	2005
	8.538851	9.629928	12.78%	108,022	2004
	6.339279	8.538851	34.70%	118,592	2003
	10.000000	6.339279	-36.61%	41,600	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.548405	6.886553	-40.37%	37,875	2008
	11.455457	11.548405	0.81%	42,368	2007
	10.287484	11.455457	11.35%	67,378	2006
	9.933363	10.287484	3.56%	80,618	2005
	9.485430	9.933363	4.72%	93,779	2004
	7.209713	9.485430	31.56%	101,255	2003
	10.000000	7.209713	-27.90%	54,239	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.747071	10.442589	-33.69%	46,727	2008
	14.844615	15.747071	6.08%	47,547	2007
	12.492998	14.844615	18.82%	50,239	2006
	11.900290	12.492998	4.98%	40,966	2005
	10.510947	11.900290	13.22%	37,782	2004
	8.548149	10.510947	22.96%	37,877	2003
	10.000000	8.548149	-14.52%	17,605	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.140446	9.021853	-31.34%	7,409	2008
	12.468860	13.140446	5.39%	8,650	2007
	11.452104	12.468860	8.88%	8,864	2006
	11.167966	11.452104	2.54%	8,935	2005
	10.691646	11.167966	4.46%	9,547	2004
	9.245099	10.691646	15.65%	6,482	2003
	10.000000	9.245099	-7.55%	999	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.336242	5.508614	-46.71%	215	2008
	10.173190	10.336242	1.60%	3,673	2007
	10.000000	10.173190	1.73%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.134860	8.439623	-40.29%	3,578	2008
	13.322362	14.134860	6.10%	5,529	2007
	11.882732	13.322362	12.12%	7,630	2006
	11.277640	11.882732	5.37%	5,489	2005
	10.000000	11.277640	12.78%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.944829	7.578222	-30.76%	10,460	2008
	10.458763	10.944829	4.65%	6,657	2007
	10.000000	10.458763	4.59%	22,449	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.600857	9.420556	-11.13%	5,258	2008
	10.440837	10.600857	1.53%	4,856	2007
	10.000000	10.440837	4.41%	6,741	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.111276	7.327629	-39.50%	17,317	2008
	10.741225	12.111276	12.76%	15,340	2007
	10.000000	10.741225	7.41%	14,374	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.327974	6.230855	-45.00%	15,150	2008
	10.267965	11.327974	10.32%	2,344	2007
	10.000000	10.267965	2.68%	8,984	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.799507	5.984290	-38.93%	6,184	2008
	10.000000	9.799507	-2.00%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.583704	8.212227	-29.11%	0	2008
	11.388285	11.583704	1.72%	0	2007
	10.442736	11.388285	9.05%	0	2006
	10.000000	10.442736	4.43%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	38.952162	16.157347	-58.52%	3,535	2008
	27.210945	38.952162	43.15%	4,235	2007
	20.244391	27.210945	34.41%	5,113	2006
	15.514851	20.244391	30.48%	6,348	2005
	13.065012	15.514851	18.75%	10,969	2004
	8.046807	13.065012	62.36%	8,366	2003
	10.000000	8.046807	-19.53%	4,148	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.633297	12.311287	-58.45%	17,530	2008
	20.664232	29.633297	43.40%	24,438	2007
	15.346624	20.664232	34.65%	26,590	2006
	11.747354	15.346624	30.64%	9,304	2005
	10.000000	11.747354	17.47%	3,166	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.456262	-45.44%	1,991	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.105865	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.120401	-38.80%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.118502	-38.81%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.352856	-36.47%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.914141	-20.86%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.192456	-28.08%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.063670	-9.36%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.550034	-24.50%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.829631	-31.70%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.293877	-17.06%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.852148	-1.48%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.830331	-1.70%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.158600	12.913852	6.21%	133,584	2008
	11.508350	12.158600	5.65%	171,552	2007
	11.293940	11.508350	1.90%	136,061	2006
	11.091867	11.293940	1.82%	152,834	2005
	10.893975	11.091867	1.82%	178,073	2004
	10.831992	10.893975	0.57%	222,237	2003
	10.000000	10.831992	8.32%	72,068	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.062399	11.177192	-7.34%	137,039	2008
	11.609855	12.062399	3.90%	107,330	2007
	11.090614	11.609855	4.68%	148,540	2006
	10.887617	11.090614	1.86%	155,826	2005
	10.551313	10.887617	3.19%	157,674	2004
	9.917021	10.551313	6.40%	133,513	2003
	10.000000	9.917021	-0.83%	29,206	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.981691	10.874260	-16.23%	248,522	2008
	12.438218	12.981691	4.37%	391,617	2007
	11.634398	12.438218	6.91%	430,895	2006
	11.292553	11.634398	3.03%	389,088	2005
	10.687744	11.292553	5.66%	405,517	2004
	9.533471	10.687744	12.11%	430,226	2003
	10.000000	9.533471	-4.67%	103,769	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.754073	10.415712	-24.27%	1,025,571	2008
	13.203191	13.754073	4.17%	1,216,958	2007
	12.024952	13.203191	9.80%	1,365,742	2006
	11.576537	12.024952	3.87%	1,463,539	2005
	10.181754	11.576537	8.00%	1,480,103	2004
	9.055169	10.718754	18.37%	1,544,879	2003
	10.000000	9.055169	-9.45%	324,558	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.853719	10.048113	-32.35%	623,291	2008
	14.192860	14.853719	4.66%	719,196	2007
	12.566558	14.192860	12.94%	739,298	2006
	11.902703	12.566558	5.58%	725,881	2005
	10.769343	11.902703	10.52%	783,989	2004
	8.624287	10.769343	24.87%	748,620	2003
	10.000000	8.624287	-13.76%	107,155	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.522394	9.665967	-37.73%	119,577	2008
	14.858666	15.522394	4.47%	162,897	2007
	12.894045	14.858666	15.24%	173,457	2006
	12.115638	12.894045	6.42%	174,041	2005
	10.776139	12.115638	12.43%	184,671	2004
	8.287858	10.776139	30.02%	209,920	2003
	10.000000	8.287858	-17.12%	70,660	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.947524	9.990439	-37.35%	0	2008
	15.038349	15.947524	6.05%	0	2007
	13.878779	15.038349	8.35%	0	2006
	12.556101	13.878779	10.53%	0	2005
	11.003309	12.556101	14.11%	0	2004
	8.287603	11.003309	32.77%	0	2003
	10.000000	8.287603	-17.12%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.037158	9.397723	-37.50%	43,274	2008
	14.204698	15.037158	5.86%	57,367	2007
	13.126944	14.204698	8.21%	78,925	2006
	11.897253	13.126944	10.34%	90,462	2005
	10.446481	11.897253	13.89%	79,856	2004
	7.888920	10.446481	32.42%	84,829	2003
	10.000000	7.888920	-21.11%	44,381	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.610947	10.677256	0.62%	362,129	2008
	10.270218	10.610947	3.32%	251,907	2007
	9.964235	10.270218	3.07%	212,271	2006
	9.842716	9.964235	1.23%	274,362	2005
	9.902126	9.842716	-0.60%	182,610	2004
	9.980284	9.902126	-0.78%	144,098	2003
	10.000000	9.980284	-0.20%	45,294	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.066908	-39.33%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.621179	8.265777	-47.09%	0	2008
	15.392990	15.621179	1.48%	0	2007
	12.718019	15.392990	21.03%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.466297	8.165743	-47.20%	15,876	2008
	15.274950	15.466297	1.25%	32,221	2007
	12.655579	15.274950	20.70%	29,970	2006
	11.480025	12.655579	10.24%	22,082	2005
	10.000000	11.480025	14.80%	3,750	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.300902	-36.99%	1,936	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.289031	-37.11%	1,005	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.211307	-37.89%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.694455	-33.06%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.275456	6.470852	-47.29%	9,970	2008
	11.370471	12.275456	7.96%	15,089	2007
	11.197216	11.370471	1.55%	27,574	2006
	10.540384	11.197216	6.23%	31,305	2005
	9.446127	10.540384	11.58%	31,837	2004
	7.146069	9.446127	32.19%	29,901	2003
	10.000000	7.146069	-28.54%	17,220	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.786064	9.891327	-33.10%	0	2008
	16.107711	14.786064	-8.21%	0	2007
	13.927255	16.107711	15.66%	0	2006
	13.703334	13.927255	1.63%	0	2005
	11.848281	13.703334	15.66%	0	2004
	7.660769	11.848281	54.66%	0	2003
	10.000000	7.660769	-23.39%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.544464	9.040985	-33.25%	16,186	2008
	14.808371	13.544464	-8.54%	21,131	2007
	12.825330	14.808371	15.46%	23,512	2006
	12.654931	12.825330	1.35%	23,863	2005
	10.970067	12.654931	15.36%	23,555	2004
	7.111435	10.970067	54.26%	18,694	2003
	10.000000	7.111435	-28.89%	9,654	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.510814	10.062373	-39.06%	0	2008
	16.396947	16.510814	0.69%	0	2007
	14.842345	16.396947	10.47%	0	2006
	13.401732	14.842345	10.75%	0	2005
	11.419672	13.401732	17.36%	0	2004
	8.213145	11.419672	39.04%	0	2003
	10.000000	8.213145	-17.87%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.709701	10.156317	-39.22%	24,607	2008
	16.633141	16.709701	0.46%	27,704	2007
	15.094730	16.633141	10.19%	39,774	2006
	13.667465	15.094730	10.44%	42,905	2005
	11.669474	13.667465	17.12%	27,905	2004
	8.416755	11.669474	38.65%	31,316	2003
	10.000000	8.416755	-15.83%	13,549	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.342033	6.529589	-42.43%	0	2008
	10.662330	11.342033	6.37%	0	2007
	10.000000	10.662330	6.62%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.850295	-1.50%	1,491	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.580432	-44.20%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.867276	6.893779	-46.42%	90,631	2008
	11.462384	12.867276	12.26%	111,102	2007
	10.795433	11.462384	6.18%	123,120	2006
	10.440618	10.795433	3.40%	132,593	2005
	9.931784	10.440618	5.12%	155,922	2004
	7.707421	9.931784	28.86%	155,617	2003
	10.000000	7.707421	-22.93%	52,152	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.844363	9.342956	-41.03%	0	2008
	15.112775	15.844363	4.84%	0	2007
	13.023144	15.112775	16.05%	0	2006
	11.551312	13.023144	12.74%	0	2005
	10.000000	11.551312	15.51%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.700597	9.234558	-41.18%	29,462	2008
	15.015050	15.700597	4.57%	52,209	2007
	12.970830	15.015050	15.76%	45,513	2006
	11.534215	12.970830	12.46%	43,182	2005
	10.000000	11.534215	15.34%	38,152	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.949552	10.585344	-41.03%	0	2008
	17.123737	17.949552	4.82%	0	2007
	14.755623	17.123737	16.05%	0	2006
	13.091405	14.755623	12.71%	0	2005
	11.142036	13.091405	17.50%	0	2004
	7.900988	11.142036	41.02%	0	2003
	10.000000	7.900988	-20.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.700880	10.413844	-41.17%	26,649	2008
	16.924389	17.700880	4.59%	41,971	2007
	14.624644	16.924389	15.73%	50,000	2006
	13.003393	14.624644	12.47%	54,350	2005
	11.093665	13.003393	17.21%	69,119	2004
	7.875514	11.093665	40.86%	100,610	2003
	10.000000	7.875514	-21.24%	44,951	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.570368	1.991820	-79.19%	0	2008
	10.000000	9.570368	-4.30%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.531807	2.845522	-78.97%	917	2008
	13.738963	13.531807	-1.51%	1,031	2007
	12.733593	13.738963	7.90%	1,032	2006
	12.621872	12.733593	0.89%	1,063	2005
	11.747698	12.621872	7.44%	1,063	2004
	9.611648	11.747698	22.22%	0	2003
	10.000000	9.611648	-3.88%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.243332	8.014007	-39.49%	70,698	2008
	12.896974	13.243332	2.69%	99,967	2007
	11.397500	12.896974	13.16%	107,945	2006
	10.931316	11.397500	4.26%	114,854	2005
	10.157570	10.931316	7.62%	121,890	2004
	8.147660	10.157570	24.67%	127,589	2003
	10.000000	8.147660	-18.52%	48,096	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.736589	10.259307	-38.70%	0	2008
	17.183430	16.736589	-2.60%	0	2007
	15.153982	17.183430	13.39%	0	2006
	13.981420	15.153982	8.39%	36	2005
	11.873931	13.981420	17.75%	36	2004
	8.341730	11.873931	42.34%	0	2003
	10.000000	8.341730	-16.58%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.703069	5.931168	-38.87%	642	2008
	9.980538	9.703069	-2.78%	1,689	2007
	10.000000	9.980538	-0.19%	1,047	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.940938	12.597830	-15.68%	64,683	2008
	13.832880	14.940938	8.01%	55,568	2007
	13.082421	13.832880	5.74%	72,050	2006
	12.946704	13.082421	1.05%	84,595	2005
	12.109229	12.946704	6.92%	81,449	2004
	10.482440	12.109229	15.52%	91,974	2003
	10.000000	10.482440	4.82%	38,330	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.814649	8.954469	-39.56%	2,175	2008
	15.991919	14.814649	-7.36%	2,315	2007
	13.992066	15.991919	14.29%	2,413	2006
	13.485135	13.992066	3.76%	2,513	2005
	12.308863	13.485135	9.56%	2,513	2004
	10.000000	12.308863	23.09%	2,571	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.531586	9.688415	-44.74%	0	2008
	16.408947	17.531586	6.84%	3,427	2007
	13.029538	16.408947	25.94%	3,427	2006
	11.777432	13.029538	10.63%	3,427	2005
	10.279789	11.777432	14.57%	3,427	2004
	8.111590	10.279789	26.73%	0	2003
	10.000000	8.111590	-18.88%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.931286	8.927134	-40.21%	0	2008
	17.351540	14.931286	-13.95%	0	2007
	15.002556	17.351540	15.66%	0	2006
	14.215353	15.002556	5.54%	0	2005
	11.422704	14.215353	24.45%	0	2004
	7.741366	11.422704	47.55%	0	2003
	10.000000	7.741366	-22.59%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.791375	7.320684	-37.91%	0	2008
	11.334034	11.791375	4.04%	3,876	2007
	10.901950	11.334034	3.96%	4,220	2006
	10.460783	10.901950	4.22%	4,303	2005
	10.100960	10.460783	3.56%	4,303	2004
	8.201371	10.100960	23.16%	0	2003
	10.000000	8.201371	-17.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.274040	9.953942	-11.71%	0	2008
	10.867872	11.274040	3.74%	0	2007
	10.642778	10.867872	2.11%	820	2006
	10.384934	10.642778	2.48%	2,025	2005
	10.120184	10.384934	2.62%	660	2004
	10.000000	10.120184	1.20%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.847538	13.343441	-38.92%	13,539	2008
	26.786304	21.847538	-18.44%	10,313	2007
	19.732489	26.786304	35.75%	7,805	2006
	17.140579	19.732489	15.12%	7,105	2005
	12.775503	17.140579	34.17%	8,976	2004
	10.000000	12.775503	27.76%	9	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.364407	5.701700	-49.83%	75,386	2008
	9.881920	11.364407	15.00%	96,968	2007
	9.765545	9.881920	1.19%	106,817	2006
	9.201018	9.765545	6.14%	114,156	2005
	8.739376	9.201018	5.28%	136,337	2004
	6.977083	8.739376	25.26%	166,040	2003
	10.000000	6.977083	-30.23%	80,665	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.568688	8.588751	-36.70%	120,492	2008
	14.090473	13.568688	-3.70%	173,049	2007
	12.314188	14.090473	14.42%	209,709	2006
	11.995538	12.314188	2.66%	207,702	2005
	10.360275	11.995538	15.78%	231,270	2004
	8.034972	10.360275	28.94%	237,801	2003
	10.000000	8.034972	-19.65%	121,172	2002*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.026492	6.174209	-52.60%	8,172	2008
	13.041352	13.026492	-0.11%	11,109	2007
	11.716442	13.041352	11.31%	11,671	2006
	11.276257	11.716442	3.90%	12,366	2005
	10.323232	11.276257	9.23%	14,265	2004
	7.858660	10.323232	31.36%	11,804	2003
	10.000000	7.858660	-21.41%	2,203	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.550158	7.095926	-43.46%	3,044	2008
	11.398449	12.550158	10.10%	4,983	2007
	10.905079	11.398449	4.52%	5,002	2006
	10.190860	10.905079	7.01%	5,567	2005
	9.724939	10.190860	4.79%	6,530	2004
	7.638715	9.724939	27.31%	3,720	2003
	10.000000	7.638715	-23.61%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.976204	8.340201	-47.80%	0	2008
	14.626399	15.976204	9.23%	0	2007
	12.736873	14.626399	14.84%	0	2006
	11.791135	12.736873	8.02%	0	2005
	10.358974	11.791135	13.83%	0	2004
	7.765532	10.358974	33.40%	0	2003
	10.000000	7.765532	-22.34%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.839349	7.731801	-47.90%	0	2008
	13.621998	14.839349	8.94%	0	2007
	11.889126	13.621998	14.58%	0	2006
	11.040512	11.889126	7.69%	0	2005
	10.000000	11.040512	10.41%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.516602	7.928457	-31.16%	0	2008
	10.809598	11.516602	6.54%	0	2007
	10.000000	10.809598	8.10%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.473122	7.878245	-31.33%	2,710	2008
	10.792536	11.473122	6.31%	2,944	2007
	10.000000	10.792536	7.93%	2,944	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.648925	12.684135	-41.41%	1,420	2008
	19.195864	21.648925	12.78%	1,420	2007
	15.230929	19.195864	26.03%	1,344	2006
	13.129999	15.230929	16.00%	1,344	2005
	10.770118	13.129999	21.91%	1,344	2004
	8.498151	10.770118	26.73%	1,344	2003
	10.000000	8.498151	-15.02%	1,061	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.148630	10.671102	-29.56%	0	2008
	14.032713	15.148630	7.95%	0	2007
	12.799651	14.032713	9.63%	0	2006
	12.068288	12.799651	6.06%	0	2005
	10.759131	12.068288	12.17%	0	2004
	8.575093	10.759131	25.47%	0	2003
	10.000000	8.575093	-14.25%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.077196	8.227306	-41.56%	4,044	2008
	13.623319	14.077196	3.33%	9,929	2007
	11.816300	13.623319	15.29%	12,198	2006
	11.462822	11.816300	3.08%	11,233	2005
	10.457883	11.462822	9.61%	12,932	2004
	8.027909	10.457883	30.27%	12,008	2003
	10.000000	8.027909	-19.72%	497	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.089218	12.011025	-53.96%	185	2008
	25.075412	26.089218	4.04%	185	2007
	18.830266	25.075412	33.17%	1,720	2006
	16.397554	18.830266	14.84%	1,720	2005
	13.322675	16.397554	23.08%	1,720	2004
	9.391130	13.322675	41.86%	2,224	2003
	10.000000	9.391130	-6.09%	1,773	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.933836	7.077361	-40.70%	1,765	2008
	10.659209	11.933836	11.96%	2,266	2007
	10.885413	10.659209	-2.08%	2,618	2006
	9.617549	10.885413	13.18%	2,778	2005
	9.007378	9.617549	6.77%	4,945	2004
	7.408641	9.007378	21.58%	4,945	2003
	10.000000	7.408641	-25.91%	3,794	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.418461	11.029250	-36.68%	764	2008
	17.410213	17.418461	0.05%	761	2007
	15.468830	17.410213	12.55%	1,315	2006
	14.719656	15.468830	5.09%	1,320	2005
	12.543577	14.719656	17.35%	2,173	2004
	9.033823	12.543577	38.85%	2,490	2003
	10.000000	9.033823	-9.66%	1,034	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.577431	10.605545	-31.92%	0	2008
	15.912110	15.577431	-2.10%	0	2007
	14.111912	15.912110	12.76%	0	2006
	13.353067	14.111912	5.68%	0	2005
	11.116610	13.353067	20.12%	0	2004
	8.186953	11.116610	35.78%	0	2003
	10.000000	8.186953	-18.13%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.049015	7.786418	-35.38%	0	2008
	11.344072	12.049015	6.21%	0	2007
	10.540712	11.344072	7.62%	0	2006
	10.322149	10.540712	2.12%	0	2005
	9.861539	10.322149	4.67%	0	2004
	7.941454	9.861539	24.18%	0	2003
	10.000000	7.941454	-20.59%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.205758	8.799801	-38.05%	0	2008
	13.696146	14.205758	3.72%	0	2007
	12.032323	13.696146	13.83%	0	2006
	11.661722	12.032323	3.18%	0	2005
	10.695244	11.661722	9.04%	0	2004
	8.454451	10.695244	26.50%	0	2003
	10.000000	8.454451	-15.46%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.935379	9.843149	-38.23%	7,840	2008
	15.402330	15.935379	3.46%	13,120	2007
	13.565518	15.402330	13.54%	14,096	2006
	13.180175	13.565518	2.92%	14,645	2005
	12.119424	13.180175	8.75%	14,695	2004
	10.000000	12.119424	21.19%	6,447	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.495832	7.481483	-34.92%	2,731	2008
	12.942373	11.495832	-11.18%	8,239	2007
	11.273822	12.942373	14.80%	8,272	2006
	10.917782	11.273822	3.26%	8,481	2005
	10.117165	10.917782	7.91%	8,481	2004
	8.063141	10.117165	25.47%	6,052	2003
	10.000000	8.063141	-19.37%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.959676	8.982568	-30.69%	5,059	2008
	11.994900	12.959676	8.04%	8,667	2007
	10.511900	11.994900	14.11%	8,702	2006
	10.488318	10.511900	0.22%	9,083	2005
	9.936180	10.488318	5.56%	9,083	2004
	8.138918	9.936180	22.08%	6,300	2003
	10.000000	8.138918	-18.61%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.432193	10.511335	-27.17%	2,559	2008
	14.193582	14.432193	1.68%	3,208	2007
	13.025381	14.193582	8.97%	5,960	2006
	12.922959	13.025381	0.79%	5,301	2005
	11.903626	12.922959	8.56%	5,672	2004
	9.917396	11.903626	20.03%	5,487	2003
	10.000000	9.917396	-0.83%	1,216	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.360466	8.216204	-46.51%	0	2008
	14.229367	15.360466	7.95%	0	2007
	12.144100	14.229367	17.17%	0	2006
	11.296820	12.144100	7.50%	0	2005
	10.049574	11.296820	12.41%	0	2004
	7.733713	10.049574	29.95%	0	2003
	10.000000	7.733713	-22.66%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.564890	9.780714	-44.32%	0	2008
	15.103254	17.564890	16.30%	0	2007
	14.159398	15.103254	6.67%	0	2006
	12.747769	14.159398	11.07%	0	2005
	11.206049	12.747769	13.76%	0	2004
	8.117427	11.206049	38.05%	0	2003
	10.000000	8.177427	-18.83%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.851839	10.828757	-8.63%	0	2008
	11.412740	11.851839	3.85%	0	2007
	11.118322	11.412740	2.65%	0	2006
	11.136964	11.118322	-0.17%	0	2005
	10.906032	11.136964	2.12%	0	2004
	10.575206	10.906032	3.13%	0	2003
	10.000000	10.575206	5.75%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.818253	10.767208	-8.89%	6,854	2008
	11.406746	11.818253	3.61%	13,821	2007
	11.137559	11.406746	2.42%	18,203	2006
	11.190525	11.137559	-0.47%	19,563	2005
	10.990311	11.190525	1.82%	19,678	2004
	10.677956	10.990311	2.93%	11,390	2003
	10.000000	10.677956	6.78%	878	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.209119	6.151261	-49.62%	0	2008
	10.543329	12.209119	15.80%	0	2007
	9.866960	10.543329	6.85%	0	2006
	9.271926	9.866960	6.42%	0	2005
	8.535401	9.271926	8.63%	0	2004
	6.637781	8.535401	28.59%	0	2003
	9.143625	6.637781	-27.41%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.980339	6.032593	-49.65%	3,991	2008
	10.362896	11.980339	15.61%	6,123	2007
	9.709890	10.362896	6.73%	7,986	2006
	9.144489	9.709890	6.18%	8,828	2005
	8.438417	9.144489	8.37%	9,108	2004
	6.572174	8.438417	28.40%	5,248	2003
	9.088147	6.572174	-27.68%	94	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.582426	8.826128	-29.85%	0	2008
	11.068601	12.582426	13.68%	0	2007
	10.473238	11.068601	5.68%	0	2006
	10.225256	10.473238	2.43%	0	2005
	9.847933	10.225256	3.83%	0	2004
	8.475164	9.847933	16.20%	0	2003
	9.435174	8.475164	-10.17%	0	2002
	9.999235	9.435174	-5.64%	0	2001
	10.574877	9.999235	-5.44%	0	2000
	10.000000	10.574877	5.75%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.762172	8.240776	-29.94%	1,249	2008
	10.363546	11.762172	13.50%	968	2007
	9.815206	10.363546	5.59%	6,368	2006
	9.596395	9.815206	2.28%	6,368	2005
	9.258218	9.596395	3.65%	6,368	2004
	7.984117	9.258218	15.96%	6,368	2003
	8.905724	7.984117	-10.35%	6,368	2002
	9.451842	8.905724	-5.78%	6,368	2001
	10.000000	9.451842	-5.48%	6,101	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.296394	7.138310	-36.81%	0	2008
	9.643354	11.296394	17.14%	0	2007
	9.157644	9.643354	5.30%	0	2006
	8.952583	9.157644	2.29%	0	2005
	8.581974	8.952583	4.32%	0	2004
	7.071289	8.581974	21.36%	0	2003
	8.495649	7.071289	-16.77%	0	2002
	9.321262	8.495649	-8.86%	0	2001
	10.821191	9.321262	-13.86%	0	2000
	10.000000	10.821191	8.21%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.391525	6.559949	-36.87%	659	2008
	8.891275	10.391525	16.87%	659	2007
	8.453308	8.891275	5.18%	1,008	2006
	8.282073	8.453308	2.07%	1,008	2005
	7.955959	8.282073	4.10%	1,008	2004
	6.561950	7.955959	21.24%	1,008	2003
	7.910526	6.561950	-17.05%	1,008	2002
	8.687931	7.910526	-8.95%	4,458	2001
	10.000000	8.687931	-13.12%	499	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.832847	7.693648	-34.98%	0	2008
	11.026661	11.832847	7.31%	0	2007
	10.021945	11.026661	10.03%	0	2006
	9.628846	10.021945	4.08%	0	2005
	9.267990	9.628846	3.89%	213	2004
	8.001794	9.267990	15.82%	228	2003
	8.898573	8.001794	-10.08%	326	2002
	9.188680	8.898573	-3.16%	326	2001
	9.750647	9.188680	-5.76%	326	2000
	10.000000	9.750647	-2.49%	115	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.201421	7.918189	-35.10%	565	2008
	11.388856	12.201421	7.13%	565	2007
	10.364188	11.388856	9.89%	642	2006
	9.965494	10.364188	4.00%	642	2005
	9.617161	9.965494	3.62%	642	2004
	8.311447	9.617161	15.71%	642	2003
	9.261102	8.311447	-10.25%	1,306	2002
	9.577347	9.261102	-3.30%	1,306	2001
	10.000000	9.577347	-4.23%	759	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.882719	9.547574	-43.45%	6,812	2008
	14.579780	16.882719	15.80%	6,812	2007
	13.257241	14.579780	9.98%	6,812	2006
	11.512155	13.257241	15.16%	6,974	2005
	10.127924	11.512155	13.67%	6,974	2004
	8.006687	10.127924	26.49%	6,974	2003
	8.969970	8.006687	-10.74%	6,974	2002
	10.386727	8.969970	-13.64%	6,974	2001
	11.297372	10.386727	-8.06%	6,974	2000
	10.000000	11.297372	12.97%	2,852	1999*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.826162	8.373295	-43.52%	24,411	2008
	12.826162	14.826162	15.59%	29,711	2007
	11.679205	12.826162	9.82%	34,598	2006
	10.159303	11.679205	14.96%	36,713	2005
	8.951729	10.159303	13.49%	32,467	2004
	7.085491	8.951729	26.34%	20,422	2003
	7.953714	7.085491	-10.92%	8,820	2002
	9.221273	7.953714	-13.75%	9,320	2001
	10.000000	9.221273	-7.79%	8,468	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.746094	5.648633	-42.04%	0	2008
	9.249681	9.746094	5.37%	0	2007
	8.233251	9.249681	12.35%	0	2006
	6.905260	8.233251	19.23%	0	2005
	6.918658	6.905260	-0.19%	0	2004
	5.608333	6.918658	23.36%	0	2003
	6.134110	5.608333	-8.57%	0	2002
	8.719244	6.134110	-29.65%	0	2001
	10.000000	8.719244	-12.81%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.634474	5.568779	-42.20%	4,963	2008
	9.160524	9.634474	5.17%	6,950	2007
	8.166717	9.160524	12.17%	6,989	2006
	6.866697	8.166717	18.93%	3,008	2005
	6.879523	6.866697	-0.19%	3,008	2004
	5.588492	6.879523	23.10%	3,008	2003
	6.134116	5.588492	-8.89%	1,179	2002
	8.719240	6.134116	-29.65%	1,179	2001
	10.000000	8.719240	-12.81%	1,179	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.224553	7.466952	-43.54%	8,518	2008
	13.232618	13.224553	-0.06%	8,518	2007
	11.181512	13.232618	18.34%	8,518	2006
	10.727863	11.181512	4.23%	8,721	2005
	9.773226	10.727863	9.77%	9,059	2004
	7.615491	9.773226	28.33%	27,346	2003
	9.310188	7.615491	-18.20%	33,257	2002
	9.954571	9.310188	-6.47%	33,970	2001
	9.325673	9.954571	6.74%	34,242	2000
	10.000000	9.325673	-6.74%	3,470	1999*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.246847	8.029056	-43.64%	24,054	2008
	14.275958	14.246847	-0.20%	37,650	2007
	12.078310	14.275958	18.19%	40,295	2006
	11.608850	12.078310	4.04%	40,587	2005
	10.590004	11.608850	9.62%	47,513	2004
	8.264101	10.590004	28.14%	24,508	2003
	10.212941	8.264101	-18.35%	4,487	2002
	10.838163	10.121941	-6.61%	2,294	2001
	10.000000	10.838163	8.38%	1,293	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.618276	6.666468	-42.62%	0	2008
	10.526838	11.618276	10.37%	1,359	2007
	9.451564	10.526838	11.38%	1,359	2006
	8.918852	9.451564	5.97%	1,359	2005
	8.557704	8.918852	4.22%	1,885	2004
	7.025556	8.557704	21.81%	17,822	2003
	8.557520	7.025556	-17.90%	23,477	2002
	9.527370	8.557520	-10.18%	24,151	2001
	10.037482	9.527370	-5.08%	25,912	2000
	10.000000	10.037482	0.37%	284	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.815117	6.765078	-42.74%	5,168	2008
	10.718871	11.815117	10.23%	10,851	2007
	9.637204	10.718871	11.22%	12,740	2006
	9.104819	9.637204	5.85%	12,806	2005
	8.755178	9.104819	3.99%	13,366	2004
	7.196679	8.755178	21.66%	12,628	2003
	8.782013	7.196679	-18.05%	4,053	2002
	9.794199	8.782013	-10.33%	5,662	2001
	10.000000	9.794199	-2.06%	5,712	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.529563	4.220270	-55.71%	0	2008
	7.859480	9.529563	21.25%	0	2007
	7.573326	7.859480	3.78%	0	2006
	7.058884	7.573326	7.29%	0	2005
	6.690421	7.058884	5.51%	0	2004
	5.235745	6.690421	27.78%	25,485	2003
	6.804087	5.235745	-23.05%	30,993	2002
	8.070054	6.804087	-15.69%	34,763	2001
	9.886469	8.070054	-18.37%	36,264	2000
	10.000000	9.886469	-1.14%	3,120	1999*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.897041	4.375564	-55.79%	842	2008
	8.171636	9.897041	21.11%	842	2007
	7.887809	8.171636	3.60%	1,510	2006
	7.364521	7.887809	7.11%	1,510	2005
	6.991130	7.364521	5.34%	1,510	2004
	5.481959	6.991130	27.53%	5,020	2003
	7.132375	5.481959	-23.14%	6,438	2002
	8.479448	7.132375	-15.89%	6,438	2001
	10.000000	8.479448	-15.21%	5,491	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.003953	5.721961	-48.00%	135	2008
	8.801655	11.003953	25.02%	135	2007
	8.367510	8.801655	5.19%	135	2006
	8.034459	8.367510	4.15%	135	2005
	7.895012	8.034459	1.77%	135	2004
	6.033255	7.895012	30.86%	7,912	2003
	8.770906	6.033255	-31.21%	7,912	2002
	10.818621	8.770906	-18.93%	10,188	2001
	12.343020	10.818621	-12.35%	11,079	2000
	10.000000	12.343020	23.43%	2,607	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.500698	4.414068	-48.07%	6,159	2008
	6.810709	8.500698	24.81%	24,933	2007
	6.484457	6.810709	5.03%	23,029	2006
	6.236424	6.484457	3.98%	29,513	2005
	6.136573	6.236424	1.63%	31,185	2004
	4.697996	6.136573	30.62%	30,317	2003
	6.839254	4.697996	-31.31%	23,206	2002
	8.450368	6.839254	-19.07%	27,699	2001
	10.000000	8.450368	-15.50%	17,263	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.904753	7.314592	-26.15%	5,817	2008
	9.791165	9.904753	1.16%	5,817	2007
	8.935962	9.791165	9.57%	5,817	2006
	8.843931	8.935962	1.04%	5,955	2005
	8.197878	8.843931	7.88%	5,955	2004
	6.551463	8.197878	25.13%	17,638	2003
	6.415725	6.551463	2.12%	23,215	2002
	7.389789	6.415725	-13.18%	23,904	2001
	9.688885	7.389789	-23.73%	24,195	2000
	10.000000	9.688885	-3.11%	0	1999*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.636645	7.846954	-26.23%	3,884	2008
	10.526400	10.636645	1.05%	5,509	2007
	9.620235	10.526400	9.42%	5,797	2006
	9.540782	9.620235	0.83%	5,804	2005
	8.850632	9.540782	7.80%	6,320	2004
	7.085183	8.850632	24.92%	6,654	2003
	6.959828	7.085183	1.80%	1,315	2002
	8.019694	6.959828	-13.22%	1,315	2001
	10.000000	8.019694	-19.80%	0	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.798805	7.224812	-26.27%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.798805	7.224812	-26.27%	0	2008
	10.000000	9.798805	-2.01%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	15.546704	9.652436	-37.91%	1,910	2008
	14.962815	15.546704	3.90%	2,718	2007
	13.118871	14.962815	14.06%	3,592	2006
	12.698760	13.118871	3.31%	8,031	2005
	11.649028	12.698760	9.01%	9,301	2004
	9.205181	11.649028	26.55%	12,620	2003
	12.013694	9.205181	-23.38%	11,379	2002
	13.870024	12.013694	-13.38%	12,251	2001
	15.516650	13.870024	-10.61%	10,311	2000
	13.065126	15.516650	18.76%	190	1999

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.370088	14.655015	-4.65%	0	2008
	14.947657	15.370088	2.83%	0	2007
	14.534850	14.947657	2.84%	0	2006
	14.431813	14.534850	0.71%	0	2005
	14.019511	14.431813	2.94%	474	2004
	13.522075	14.019511	3.68%	507	2003
	12.434847	13.522075	8.74%	724	2002
	11.634088	12.434847	6.88%	820	2001
	10.613518	11.634088	9.62%	826	2000
	10.883913	10.613518	-2.48%	257	1999

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	37.020700	22.069112	-40.39%	2,653	2008
	32.530377	37.020700	13.80%	2,653	2007
	29.316635	32.530377	10.96%	2,653	2006
	25.165453	29.316635	16.50%	2,716	2005
	20.465720	25.165453	22.96%	2,716	2004
	14.991208	20.465720	36.52%	2,716	2003
	16.882585	14.991208	-11.20%	2,716	2002
	17.728734	16.882585	-4.77%	4,372	2001
	13.470580	17.728734	31.61%	5,061	2000
	10.000000	13.470580	34.71%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.023036	13.702429	-40.48%	21,964	2008
	20.256590	23.023036	13.66%	29,279	2007
	18.285819	20.256590	10.78%	32,873	2006
	15.721609	18.285819	16.31%	36,497	2005
	12.797437	15.721609	22.85%	37,101	2004
	9.392702	12.797437	36.25%	30,164	2003
	10.592911	9.392702	-11.33%	22,566	2002
	11.141333	10.592911	-4.92%	26,805	2001
	10.000000	11.141333	11.41%	11,501	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.626422	12.820175	1.53%	0	2008
	12.182153	12.626422	3.65%	619	2007
	11.784544	12.182153	3.37%	619	2006
	11.604286	11.784544	1.55%	619	2005
	11.634636	11.604286	-0.26%	619	2004
	11.689079	11.634636	-0.47%	619	2003
	11.663532	11.689079	0.22%	619	2002
	11.364567	11.663532	2.63%	7,693	2001
	10.844055	11.364567	4.80%	0	2000
	10.462911	10.844055	3.64%	0	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.772298	8.725138	-44.68%	3,032	2008
	13.655871	15.772298	15.50%	3,517	2007
	11.747842	13.655871	16.24%	3,516	2006
	10.019330	11.747842	17.25%	3,589	2005
	8.958413	10.019330	11.84%	3,589	2004
	6.347608	8.958413	41.13%	3,589	2003
	8.086093	6.347608	-21.50%	3,589	2002
	10.423141	8.086093	-22.42%	5,950	2001
	13.080864	10.423141	-20.32%	6,910	2000
	10.000000	13.080864	30.81%	1,262	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.579366	6.947087	-44.77%	0	2008
	10.905690	12.579366	15.35%	0	2007
	9.395816	10.905690	16.07%	0	2006
	8.026125	9.395816	17.07%	0	2005
	7.187283	8.026125	11.67%	592	2004
	5.098626	7.187283	40.97%	592	2003
	6.504258	5.098626	-21.61%	976	2002
	8.372418	6.504258	-22.31%	976	2001
	10.000000	8.372418	-16.28%	172	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.281415	9.546272	-44.76%	555	2008
	14.981232	17.281415	15.35%	437	2007
	12.902681	14.981232	16.11%	676	2006
	11.025556	12.902681	17.03%	0	2005
	10.000000	11.025556	10.26%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.382317	9.613566	-44.69%	5,413	2008
	15.047474	17.382317	15.52%	5,413	2007
	12.944699	15.047474	16.24%	5,413	2006
	11.044441	12.944699	17.21%	5,542	2005
	10.000000	11.044441	10.44%	5,542	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.347423	7.033100	-47.31%	0	2008
	13.280180	13.347423	0.51%	0	2007
	11.762792	13.280180	12.90%	0	2006
	11.250986	11.762792	4.55%	0	2005
	10.278446	11.250986	9.46%	0	2004
	7.778851	10.278446	32.13%	0	2003
	9.371044	7.778851	-16.99%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.215969	6.954494	-47.38%	847	2008
	13.166512	13.215969	0.38%	777	2007
	11.677200	13.166512	12.75%	737	2006
	11.195070	11.677200	4.31%	739	2005
	10.240656	11.195070	9.32%	727	2004
	7.769277	10.240656	31.81%	729	2003
	9.371056	7.769277	-17.09%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.648071	8.010144	-51.89%	0	2008
	15.998493	16.648071	4.06%	0	2007
	13.970393	15.998493	14.52%	0	2006
	13.822247	13.970393	1.07%	0	2005
	12.304496	13.822247	12.33%	0	2004
	7.912571	12.304496	55.51%	0	2003
	10.000000	7.912571	-20.87%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.613603	7.495475	-51.99%	3,760	2008
	15.026941	15.613603	3.90%	4,580	2007
	13.143393	15.026941	14.33%	5,161	2006
	13.020250	13.143393	0.95%	6,108	2005
	11.605648	13.020250	12.19%	8,282	2004
	7.483429	11.605648	55.08%	5,326	2003
	10.000000	7.483429	-25.17%	36	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.674967	9.845468	-28.00%	0	2008
	14.220590	13.674967	-3.84%	0	2007
	12.287681	14.220590	15.73%	0	2006
	12.025123	12.287681	2.18%	0	2005
	10.968104	12.025123	9.64%	0	2004
	8.912053	10.968104	23.07%	0	2003
	10.000000	8.912053	-10.88%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.591481	-34.09%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.673269	10.409045	-41.10%	0	2008
	15.489159	17.673269	14.10%	0	2007
	12.914303	15.489159	19.94%	0	2006
	11.861158	12.914303	8.88%	0	2005
	10.124780	11.861158	17.15%	0	2004
	7.750625	10.124780	30.63%	0	2003
	10.000000	7.750625	-22.49%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.600922	11.059094	-37.17%	120	2008
	16.829258	17.600922	4.59%	261	2007
	15.416025	16.829258	9.17%	261	2006
	14.103200	15.416025	9.31%	639	2005
	12.182950	14.103200	15.76%	683	2004
	10.000000	12.182950	21.83%	713	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.531365	7.161527	-37.90%	4,771	2008
	10.539940	11.531365	9.41%	6,443	2007
	9.966594	10.539940	5.75%	6,601	2006
	9.702716	9.966594	2.72%	6,933	2005
	9.033782	9.702716	7.40%	8,266	2004
	7.476564	9.033782	20.83%	3,702	2003
	10.000000	7.476564	-25.23%	579	2002

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.604939	5.058824	-52.30%	3,513	2008
	9.827303	10.604939	7.91%	9,207	2007
	9.747626	9.827303	0.82%	9,004	2006
	9.615874	9.747626	1.37%	8,991	2005
	8.530714	9.615874	12.72%	13,698	2004
	6.336449	8.530714	34.63%	9,516	2003
	10.000000	6.336449	-36.64%	3,265	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.514054	6.862576	-40.40%	343	2008
	11.427202	11.514054	0.76%	348	2007
	10.267304	11.427202	11.30%	348	2006
	9.918886	10.267304	3.51%	396	2005
	9.476414	9.918886	4.67%	396	2004
	7.206504	9.476414	31.50%	396	2003
	10.000000	7.206504	-27.93%	268	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.700194	10.406216	-33.72%	8,358	2008
	14.807978	15.700194	6.03%	8,566	2007
	12.468462	14.807978	18.76%	8,005	2006
	11.882937	12.468462	4.93%	6,844	2005
	10.500947	11.882937	13.16%	9,738	2004
	8.544341	10.500947	22.90%	794	2003
	10.000000	8.544341	-14.56%	0	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.103301	8.991788	-31.38%	0	2008
	12.439970	13.103301	5.33%	0	2007
	11.431357	12.439970	8.82%	0	2006
	11.153368	11.431357	2.49%	0	2005
	10.683079	11.153368	4.40%	0	2004
	9.242378	10.683079	15.59%	0	2003
	10.000000	9.242378	-7.58%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.327502	5.501160	-46.73%	272	2008
	10.169770	10.327502	1.55%	272	2007
	10.000000	10.169770	1.70%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.108638	8.419686	-40.32%	2,409	2008
	13.304427	14.108638	6.04%	2,250	2007
	11.872740	13.304427	12.06%	1,443	2006
	11.273853	11.872740	5.31%	4,316	2005
	10.000000	11.273853	12.74%	853	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.935557	7.567959	-30.79%	755	2008
	10.455243	10.935557	4.59%	755	2007
	10.000000	10.455243	4.55%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.591896	9.407821	-11.18%	0	2008
	10.437325	10.591896	1.48%	0	2007
	10.000000	10.437325	4.37%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.101040	7.317716	-39.53%	1,118	2008
	10.737612	12.101040	12.70%	1,118	2007
	10.000000	10.737612	7.38%	1,118	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.318398	6.222418	-45.02%	0	2008
	10.264514	11.318398	10.27%	0	2007
	10.000000	10.264514	2.65%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.796181	5.979217	-38.96%	0	2008
	10.000000	9.796181	-2.04%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.568076	8.196988	-29.14%	0	2008
	11.378717	11.568076	1.66%	0	2007
	10.439233	11.378717	9.00%	0	2006
	10.000000	10.439233	4.39%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	38.836311	16.101081	-58.54%	221	2008
	27.143838	38.836311	43.08%	239	2007
	20.204681	27.143838	34.34%	1,076	2006
	15.492245	20.204681	30.42%	1,119	2005
	13.052583	15.492245	18.69%	1,130	2004
	8.043226	13.052583	62.28%	1,830	2003
	10.000000	8.043226	-19.57%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.578397	12.282213	-58.48%	1,632	2008
	20.636451	29.578397	43.33%	1,522	2007
	15.333741	20.636451	34.58%	1,868	2006
	11.743412	15.333741	30.57%	44	2005
	10.000000	11.743412	17.43%	766	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.454411	-45.46%	266	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.104127	-48.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.118329	-38.82%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.116424	-38.84%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.350701	-36.49%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.911463	-20.89%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.060605	-9.39%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.547472	-24.53%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.827311	-31.73%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.291069	-17.09%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.848830	-1.51%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.827005	-1.73%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.122423	12.868893	6.16%	14,147	2008
	11.479951	12.122423	5.60%	14,294	2007
	11.271766	11.479951	1.85%	17,679	2006
	11.075689	11.271766	1.77%	20,878	2005
	10.883610	11.075689	1.76%	21,962	2004
	10.827174	10.883610	0.52%	15,702	2003
	10.000000	10.827174	8.27%	2,297	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.026494	11.138262	-7.39%	3,340	2008
	11.581202	12.026494	3.84%	13,766	2007
	11.068847	11.581202	4.63%	20,148	2006
	10.871753	11.068847	1.81%	20,241	2005
	10.541282	10.871753	3.14%	14,566	2004
	9.912611	10.541282	6.34%	14,429	2003
	10.000000	9.912611	-0.87%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.943063	10.836399	-16.28%	43,805	2008
	12.407518	12.943063	4.32%	60,301	2007
	11.611541	12.407518	6.86%	78,219	2006
	11.276075	11.611541	2.98%	88,461	2005
	10.677570	11.276075	5.61%	91,488	2004
	9.529226	10.677570	12.05%	74,220	2003
	10.000000	9.529226	-4.71%	48,877	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.713167	10.379464	-24.31%	127,240	2008
	13.170649	13.713167	4.12%	192,792	2007
	12.001363	13.170649	9.74%	242,137	2006
	11.559678	12.001363	3.82%	253,497	2005
	10.708756	11.559678	7.95%	279,939	2004
	9.051151	10.708576	18.31%	159,758	2003
	10.000000	9.051151	-9.49%	7,129	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.809502	10.013117	-32.39%	141,191	2008
	14.157836	14.809502	4.60%	173,068	2007
	12.541889	14.157836	12.88%	195,519	2006
	11.885345	12.541889	5.52%	192,817	2005
	10.759100	11.885345	10.47%	203,185	2004
	8.620457	10.759100	24.81%	133,976	2003
	10.000000	8.620457	-13.80%	15,017	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.476176	9.632280	-37.76%	86,957	2008
	14.821992	15.476176	4.41%	114,175	2007
	12.868730	14.821992	15.18%	123,022	2006
	12.097970	12.868730	6.37%	131,354	2005
	10.765878	12.097970	12.37%	137,634	2004
	8.284166	10.765878	29.96%	78,288	2003
	10.000000	8.284166	-17.16%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.902479	9.957151	-37.39%	0	2008
	15.003527	15.902479	5.99%	0	2007
	13.853646	15.003527	8.30%	0	2006
	12.539703	13.853646	10.48%	0	2005
	10.994513	12.539703	14.05%	0	2004
	8.285172	10.994513	32.70%	0	2003
	10.000000	8.285172	-17.15%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.993980	9.365974	-37.54%	5,896	2008
	14.171143	14.993980	5.81%	6,467	2007
	13.102562	14.171143	8.16%	9,889	2006
	11.881161	13.102562	10.28%	9,530	2005
	10.437639	11.881161	13.83%	10,092	2004
	7.886241	10.437639	32.35%	8,921	2003
	10.000000	7.886241	-21.14%	1,421	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.579164	10.639879	0.57%	22,911	2008
	10.244680	10.579164	3.26%	26,402	2007
	9.944484	10.244680	3.02%	23,042	2006
	9.828176	9.944484	1.18%	22,714	2005
	9.892514	9.828176	-0.65%	22,310	2004
	9.975654	9.892514	-0.83%	24,275	2003
	10.000000	9.975654	-0.24%	27	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.064844	-39.35%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.592231	8.246259	-47.11%	0	2008
	15.372292	15.592231	1.43%	0	2007
	12.707339	15.372292	20.97%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.437631	8.146461	-47.23%	243	2008
	15.254414	15.437631	1.20%	243	2007
	12.644950	15.254414	20.64%	1,243	2006
	11.476180	12.644950	10.18%	243	2005
	10.000000	11.476180	14.76%	243	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.298763	-37.01%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.286901	-37.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.209196	-37.91%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.692181	-33.08%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.238914	6.448305	-47.31%	538	2008
	11.342406	12.238914	7.90%	538	2007
	11.175233	11.342406	1.50%	252	2006
	10.525005	11.175233	6.18%	252	2005
	9.437124	10.525005	11.53%	252	2004
	7.142888	9.437124	32.12%	252	2003
	10.000000	7.142888	-28.57%	19	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.744327	9.858399	-33.14%	0	2008
	16.070450	14.744327	-8.25%	0	2007
	13.902063	16.070450	15.60%	0	2006
	13.685461	13.902063	1.58%	0	2005
	11.838819	13.685461	15.60%	0	2004
	7.658517	11.838819	54.58%	0	2003
	10.000000	7.658517	-23.41%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.505560	9.010434	-33.28%	761	2008
	14.773380	13.505560	-8.58%	800	2007
	12.801501	14.773380	15.40%	534	2006
	12.637809	12.801501	1.30%	633	2005
	10.960774	12.637809	15.30%	1,326	2004
	7.109016	10.960774	54.18%	1,247	2003
	10.000000	7.109016	-28.91%	19	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.464219	10.028870	-39.09%	0	2008
	16.359017	16.464219	0.64%	0	2007
	14.815504	16.359017	10.42%	0	2006
	13.384267	14.815504	10.69%	0	2005
	11.410563	13.384267	17.30%	0	2004
	8.210735	11.410563	38.97%	0	2003
	10.000000	8.210735	-17.89%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.659960	10.120927	-39.25%	1,630	2008
	16.592091	16.659960	0.41%	2,049	2007
	15.065091	16.592091	10.14%	3,117	2006
	13.647527	15.065091	10.39%	3,534	2005
	11.658367	13.647527	17.06%	3,633	2004
	8.413012	11.658367	38.58%	3,807	2003
	10.000000	8.413012	-15.87%	485	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.332444	6.520750	-42.46%	0	2008
	10.658747	11.332444	6.32%	0	2007
	10.000000	10.658747	6.59%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.846962	-1.53%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.578528	-44.21%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.828978	6.869762	-46.45%	20,062	2008
	11.434095	12.828978	12.20%	27,314	2007
	10.774243	11.434095	6.12%	27,935	2006
	10.425393	10.774243	3.35%	28,266	2005
	9.922335	10.425393	5.07%	32,857	2004
	7.703983	9.922335	28.79%	16,950	2003
	10.000000	7.703983	-22.96%	546	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.814983	9.320897	-41.06%	0	2008
	15.092446	15.814983	4.79%	0	2007
	13.012198	15.092446	15.99%	0	2006
	11.547436	13.012198	12.68%	0	2005
	10.000000	11.547436	15.47%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.671476	9.212742	-41.21%	301	2008
	14.994840	15.671476	4.51%	323	2007
	12.959922	14.994840	15.70%	323	2006
	11.530336	12.959922	12.40%	146	2005
	10.000000	11.530336	15.30%	146	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.898879	10.550099	-41.06%	0	2008
	17.084103	17.898879	4.77%	0	2007
	14.728912	17.084103	15.99%	0	2006
	13.074313	14.728912	12.66%	0	2005
	11.133135	13.074313	17.44%	0	2004
	7.898671	11.133135	40.95%	0	2003
	10.000000	7.898671	-21.01%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.648212	10.377572	-41.20%	707	2008
	16.882635	17.648212	4.53%	820	2007
	14.595943	16.882635	15.67%	821	2006
	12.984436	14.595943	12.41%	1,061	2005
	11.083113	12.984436	17.16%	1,096	2004
	7.872001	11.083113	40.79%	809	2003
	10.000000	7.872001	-21.28%	376	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.567120	1.990129	-79.20%	0	2008
	10.000000	9.567120	-4.33%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.493574	2.836040	-78.98%	0	2008
	13.707128	13.493574	-1.56%	0	2007
	12.710509	13.707128	7.84%	0	2006
	12.605376	12.710509	0.83%	0	2005
	11.738299	12.605376	7.39%	0	2004
	9.608824	11.738299	22.16%	0	2003
	10.000000	9.608824	-3.91%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.203937	7.986111	-39.52%	9,662	2008
	12.865175	13.203937	2.63%	14,111	2007
	11.375146	12.865175	13.10%	23,910	2006
	10.915408	11.375146	4.21%	26,066	2005
	10.147924	10.915408	7.56%	34,078	2004
	8.144037	10.147924	24.61%	17,807	2003
	10.000000	8.144037	-18.56%	2,490	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.689322	10.225119	-38.73%	0	2008
	17.143649	16.689322	-2.65%	0	2007
	15.126551	17.143649	13.33%	0	2006
	13.963165	15.126551	8.33%	0	2005
	11.864448	13.963165	17.69%	0	2004
	8.339282	11.864448	42.27%	0	2003
	10.000000	8.339282	-16.61%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.694852	5.923133	-38.90%	0	2008
	9.977176	9.694852	-2.83%	0	2007
	10.000000	9.977176	-0.23%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.896475	12.553954	-15.73%	12,831	2008
	13.798750	14.896475	7.96%	17,209	2007
	13.056746	13.798750	5.68%	20,481	2006
	12.927843	13.056746	1.00%	22,928	2005
	12.097725	12.927843	6.86%	24,470	2004
	10.477782	12.097725	15.46%	4,146	2003
	10.000000	10.477782	4.78%	430	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.779624	8.928755	-39.59%	267	2008
	15.962242	14.779624	-7.41%	296	2007
	13.973162	15.962242	14.24%	392	2006
	13.473727	13.973162	3.71%	344	2005
	12.304689	13.473727	9.50%	378	2004
	10.000000	12.304689	23.05%	362	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.482040	9.656126	-44.77%	0	2008
	16.370924	17.482040	6.79%	0	2007
	13.005920	16.370924	25.87%	0	2006
	11.762037	13.005920	10.58%	0	2005
	10.271545	11.762037	14.51%	0	2004
	8.109199	10.271545	26.67%	0	2003
	10.000000	8.109199	-18.91%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.889131	8.897391	-40.24%	0	2008
	17.311379	14.889131	-13.99%	0	2007
	14.975405	17.311379	15.60%	0	2006
	14.196804	14.975405	5.48%	0	2005
	11.413576	14.196804	24.39%	0	2004
	7.739098	11.413576	47.48%	0	2003
	10.000000	7.739098	-22.61%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.758077	7.296301	-37.95%	361	2008
	11.307792	11.758077	3.98%	5,836	2007
	10.882206	11.307792	3.91%	6,330	2006
	10.447126	10.882206	4.16%	6,685	2005
	10.092875	10.447126	3.51%	8,203	2004
	8.198964	10.092875	23.10%	7,169	2003
	10.000000	8.198964	-18.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.247361	9.925335	-11.75%	1,576	2008
	10.847690	11.247361	3.68%	2,524	2007
	10.628384	10.847690	2.06%	2,553	2006
	10.376142	10.628384	2.43%	2,611	2005
	10.116754	10.376142	2.56%	2,611	2004
	10.000000	10.116754	1.17%	884	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.795876	13.305096	-38.96%	295	2008
	26.736612	21.795876	-18.48%	279	2007
	19.705835	26.736612	35.68%	628	2006
	17.126095	19.705835	15.06%	0	2005
	12.771177	17.126095	34.10%	0	2004
	10.000000	12.771177	27.71%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.330613	5.681862	-49.85%	5,214	2008
	9.857565	11.330613	14.94%	8,946	2007
	9.746397	9.857565	1.14%	9,641	2006
	9.187615	9.746397	6.08%	10,647	2005
	8.731067	9.187615	5.23%	11,647	2004
	6.973978	8.731067	25.19%	8,574	2003
	10.000000	6.973978	-30.26%	654	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.528277	8.558811	-36.73%	13,284	2008
	14.055687	13.528277	-3.75%	16,776	2007
	12.290001	14.055687	14.37%	18,046	2006
	11.978032	12.290001	2.60%	21,910	2005
	10.350397	11.978032	15.73%	23,326	2004
	8.031389	10.350397	28.87%	13,117	2003
	10.000000	8.031389	-19.69%	1,029	2002*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.987667	6.152659	-52.63%	9,028	2008
	13.009123	12.987667	-0.16%	8,738	2007
	11.693410	13.009123	11.25%	8,728	2006
	11.259785	11.693410	3.85%	8,719	2005
	10.313392	11.259785	9.18%	8,705	2004
	7.855159	10.313392	31.29%	8,318	2003
	10.000000	7.855159	-21.45%	2,060	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.512800	7.071199	-43.49%	16	2008
	11.370319	12.512800	10.05%	65	2007
	10.883665	11.370319	4.47%	57	2006
	10.175989	10.883665	6.95%	49	2005
	9.715674	10.175989	4.74%	36	2004
	7.635299	9.715674	27.25%	229	2003
	10.000000	7.635299	-23.65%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.931064	8.312403	-47.82%	0	2008
	14.592504	15.931064	9.17%	0	2007
	12.713783	14.592504	14.78%	0	2006
	11.775711	12.713783	7.97%	0	2005
	10.350666	11.775711	13.77%	0	2004
	7.763240	10.350666	33.33%	0	2003
	10.000000	7.763240	-22.37%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.811811	7.713524	-47.92%	0	2008
	13.603656	14.811811	8.88%	0	2007
	11.879131	13.603656	14.52%	0	2006
	11.036820	11.879131	7.63%	0	2005
	10.000000	11.036820	10.37%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.506818	7.917699	-31.19%	0	2008
	10.805917	11.506818	6.49%	0	2007
	10.000000	10.805917	8.06%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.463355	7.867531	-31.37%	336	2008
	10.788857	11.463355	6.25%	336	2007
	10.000000	10.788857	7.89%	336	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.584507	12.639967	-41.44%	0	2008
	19.148523	21.584507	12.72%	0	2007
	15.201052	19.148523	25.97%	0	2006
	13.110868	15.201052	15.94%	0	2005
	10.759881	13.110868	21.85%	0	2004
	8.494385	10.759881	26.67%	0	2003
	10.000000	8.494385	-15.06%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.105818	10.635530	-29.59%	0	2008
	14.000196	15.105818	7.90%	0	2007
	12.776456	14.000196	9.58%	0	2006
	12.052522	12.776456	6.01%	0	2005
	10.750522	12.052522	12.11%	0	2004
	8.572575	10.750522	25.41%	0	2003
	10.000000	8.572575	-14.27%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.035275	8.198623	-41.59%	228	2008
	13.589690	14.035275	3.28%	170	2007
	11.793104	13.589690	15.23%	148	2006
	11.446111	11.793104	3.03%	123	2005
	10.447936	11.446111	9.55%	173	2004
	8.024334	10.447936	30.20%	1,668	2003
	10.000000	8.024334	-19.76%	1,522	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.011571	11.969181	-53.99%	0	2008
	25.013530	26.011571	3.99%	1,873	2007
	18.793293	25.013530	33.10%	1,873	2006
	16.373644	18.793293	14.78%	1,873	2005
	13.309995	16.373644	23.02%	1,873	2004
	9.386951	13.309995	41.79%	2,080	2003
	10.000000	9.386951	-6.13%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.898288	7.052691	-40.73%	411	2008
	10.632882	11.898288	11.90%	411	2007
	10.864032	10.632882	-2.13%	402	2006
	9.603519	10.864032	13.13%	394	2005
	8.998798	9.603519	6.72%	374	2004
	7.405338	8.998798	21.52%	358	2003
	10.000000	7.405338	-25.95%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.366588	10.990801	-36.71%	2,661	2008
	17.367221	17.366588	0.00%	2,593	2007
	15.438435	17.367221	12.49%	2,576	2006
	14.698176	15.438435	5.04%	2,179	2005
	12.531631	14.698176	17.29%	2,097	2004
	9.029798	12.531631	38.78%	2,065	2003
	10.000000	9.029798	-9.70%	0	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.533380	10.570174	-31.95%	1,276	2008
	15.875220	15.533380	-2.15%	1,234	2007
	14.086326	15.875220	12.70%	1,159	2006
	13.335596	14.086326	5.63%	1,186	2005
	11.107706	13.335596	20.06%	1,199	2004
	8.184538	11.107706	35.72%	267	2003
	10.000000	8.184538	-18.15%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.014955	7.760454	-35.41%	0	2008
	11.317771	12.014955	6.16%	0	2007
	10.521596	11.317771	7.57%	0	2006
	10.308647	10.521596	2.07%	0	2005
	9.853644	10.308647	4.62%	0	2004
	7.939123	9.853644	24.12%	0	2003
	10.000000	7.939123	-20.61%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.165634	8.770479	-38.09%	2,533	2008
	13.664424	14.165634	3.67%	2,533	2007
	12.010515	13.664424	13.77%	2,533	2006
	11.646482	12.010515	3.13%	2,533	2005
	10.686677	11.646482	8.98%	2,533	2004
	8.451966	10.686677	26.44%	293	2003
	10.000000	8.451966	-15.48%	293	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.897665	9.814854	-38.26%	2,062	2008
	15.373721	15.897665	3.41%	2,732	2007
	13.547185	15.373721	13.48%	2,755	2006
	13.169022	13.547185	2.87%	2,780	2005
	12.115320	13.169022	8.70%	2,980	2004
	10.000000	12.115320	21.15%	2,690	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.462830	7.456211	-34.95%	0	2008
	12.911802	11.462830	-11.22%	0	2007
	11.252883	12.911802	14.74%	0	2006
	10.903007	11.252883	3.21%	0	2005
	10.108599	10.903007	7.86%	0	2004
	8.060404	10.108599	25.41%	0	2003
	10.000000	8.060404	-19.40%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.922437	8.952206	-30.72%	1	2008
	11.966540	12.922437	7.99%	10	2007
	10.492356	11.966540	14.05%	10	2006
	10.474120	10.492356	0.17%	10	2005
	9.927767	10.474120	5.50%	6	2004
	8.136153	9.927767	22.02%	0	2003
	10.000000	8.136153	-18.64%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.389234	10.474723	-27.20%	1,353	2008
	14.158543	14.389234	1.63%	2,217	2007
	12.999797	14.158543	8.91%	3,637	2006
	12.904113	12.999797	0.74%	3,322	2005
	11.892297	12.904113	8.51%	3,464	2004
	9.912971	11.892297	19.97%	2,981	2003
	10.000000	9.912971	-0.87%	0	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.317058	8.188817	-46.54%	0	2008
	14.196404	15.317058	7.89%	0	2007
	12.122096	14.196404	17.11%	0	2006
	11.282055	12.122096	7.45%	0	2005
	10.041524	11.282055	12.35%	0	2004
	7.731440	10.041524	29.88%	0	2003
	10.000000	7.731440	-22.69%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.515250	9.748110	-44.35%	3,640	2008
	15.068250	17.515250	16.24%	3,126	2007
	14.133731	15.068250	6.61%	3,401	2006
	12.731105	14.133731	11.02%	3,321	2005
	11.197080	12.731105	13.70%	3,122	2004
	8.115039	11.197080	37.98%	266	2003
	10.000000	8.115039	-18.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.818336	10.792670	-8.68%	4,018	2008
	11.386280	11.818336	3.79%	5,466	2007
	11.098159	11.386280	2.60%	5,177	2006
	11.122397	11.098159	-0.22%	4,697	2005
	10.897296	11.122397	2.07%	3,836	2004
	10.572101	10.897296	3.08%	268	2003
	10.000000	10.572101	5.72%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.784270	10.730806	-8.94%	5,493	2008
	11.379766	11.784270	3.55%	3,287	2007
	11.116837	11.379766	2.37%	3,286	2006
	11.175360	11.116837	-0.52%	1,975	2005
	10.980997	11.175360	1.77%	2,119	2004
	10.674330	10.980997	2.87%	2,119	2003
	10.000000	10.674330	6.74%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.165838	6.126339	-49.64%	0	2008
	10.511313	12.165838	15.74%	0	2007
	9.841976	10.511313	6.80%	0	2006
	9.253141	9.841976	6.36%	0	2005
	8.522431	9.253141	8.57%	0	2004
	6.631056	8.522431	28.52%	0	2003
	9.139003	6.631056	-27.44%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.937858	6.008136	-49.67%	868	2008
	10.331429	11.937858	15.55%	900	2007
	9.685309	10.331429	6.67%	864	2006
	9.125949	9.685309	6.13%	825	2005
	8.425581	9.125949	8.31%	768	2004
	6.565506	8.425581	28.33%	1,095	2003
	9.083545	6.565506	-27.72%	372	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.527214	8.782928	-29.89%	0	2008
	11.025659	12.527214	13.62%	468	2007
	10.437888	11.025659	5.63%	468	2006
	10.195898	10.437888	2.37%	468	2005
	9.824655	10.195898	3.78%	468	2004
	8.459417	9.824655	16.14%	468	2003
	9.422426	8.459417	-10.22%	468	2002
	9.990829	9.422426	-5.69%	468	2001
	10.571321	9.990829	-5.49%	468	2000
	10.000000	10.571321	5.71%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.716504	8.204605	-29.97%	5,683	2008
	10.328573	11.716504	13.44%	5,766	2007
	9.787032	10.328573	5.53%	5,803	2006
	9.573697	9.787032	2.23%	5,829	2005
	9.241006	9.573697	3.60%	5,856	2004
	7.973317	9.241006	15.90%	5,856	2003
	8.898196	7.973317	-10.39%	5,856	2002
	9.448675	8.898196	-5.83%	5,856	2001
	10.000000	9.448675	-5.51%	514	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.246821	7.103363	-36.84%	0	2008
	9.605931	11.246821	17.08%	457	2007
	9.126726	9.605931	5.25%	457	2006
	8.926886	9.126726	2.24%	457	2005
	8.561676	8.926886	4.27%	457	2004
	7.058144	8.561676	21.30%	457	2003
	8.484162	7.058144	-16.81%	457	2002
	9.313417	8.484162	-8.90%	457	2001
	10.817549	9.313417	-13.90%	457	2000
	10.000000	10.817549	8.18%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.351169	6.531153	-36.90%	2,631	2008
	8.861262	10.351169	16.81%	2,814	2007
	8.429044	8.861262	5.13%	5,561	2006
	8.262477	8.429044	2.02%	5,711	2005
	7.941164	8.262477	4.05%	5,772	2004
	6.553060	7.941164	21.18%	5,772	2003
	7.903822	6.553060	-17.09%	5,772	2002
	8.685016	7.903822	-8.99%	5,772	2001
	10.000000	8.685016	-13.15%	890	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.780964	7.656022	-35.01%	0	2008
	10.983914	11.780964	7.26%	506	2007
	9.988146	10.983914	9.97%	2,529	2006
	9.601236	9.988146	4.03%	2,529	2005
	9.246093	9.601236	3.84%	2,529	2004
	7.986931	9.246093	15.77%	2,529	2003
	8.886561	7.986931	-10.12%	2,529	2002
	9.180959	8.886561	-3.21%	2,529	2001
	9.747370	9.180959	-5.81%	2,529	2000
	10.000000	9.747370	-2.53%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.154006	7.883407	-35.14%	5,045	2008
	11.350384	12.154006	7.08%	5,207	2007
	10.334418	11.350384	9.83%	7,045	2006
	9.941902	10.334418	3.95%	7,699	2005
	9.599264	9.941902	3.57%	7,941	2004
	8.300199	9.599264	15.65%	8,959	2003
	9.253257	8.300199	-10.30%	8,959	2002
	9.574134	9.253257	-3.35%	9,570	2001
	10.000000	9.574134	-4.26%	1,175	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.808644	9.500849	-43.48%	4,337	2008
	14.523230	16.808644	15.74%	4,827	2007
	13.212503	14.523230	9.92%	6,854	2006
	11.479115	13.212503	15.10%	6,854	2005
	10.103985	11.479115	13.61%	6,854	2004
	7.991814	10.103985	26.43%	4,818	2003
	8.957861	7.991814	-10.78%	4,818	2002
	10.378005	8.957861	-13.68%	4,504	2001
	11.293580	10.378005	-8.11%	4,504	2000
	10.000000	11.293580	12.94%	565	1999*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.768602	8.336544	-43.55%	27,526	2008
	12.782882	14.768602	15.53%	28,329	2007
	11.645690	12.782882	9.76%	28,072	2006
	10.135270	11.645690	14.90%	26,415	2005
	8.935086	10.135270	13.43%	25,334	2004
	7.075909	8.935086	26.27%	32,317	2003
	7.947001	7.075909	-10.96%	20,353	2002
	9.218183	7.947001	-13.79%	17,070	2001
	10.000000	9.218183	-7.82%	729	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.710320	5.625038	-42.07%	0	2008
	9.220429	9.710320	5.31%	0	2007
	8.211366	9.220429	12.29%	0	2006
	6.890385	8.211366	19.17%	0	2005
	6.907260	6.890385	-0.24%	0	2004
	5.601932	6.907260	23.30%	0	2003
	6.130220	5.601932	-8.62%	0	2002
	8.718173	6.130220	-29.68%	0	2001
	10.000000	8.718173	-12.82%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.599069	5.545493	-42.23%	4,200	2008
	9.131524	9.599069	5.12%	4,361	2007
	8.144985	9.131524	12.11%	4,361	2006
	6.851896	8.144985	18.87%	4,361	2005
	6.868181	6.851896	-0.24%	4,522	2004
	5.582110	6.868181	23.04%	6,152	2003
	6.130220	5.582110	-8.94%	6,152	2002
	8.718171	6.130220	-29.68%	6,548	2001
	10.000000	8.718171	-12.82%	381	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.166511	7.430400	-43.57%	5,332	2008
	13.181263	13.166511	-0.11%	5,501	2007
	11.143747	13.181263	18.28%	5,516	2006
	10.697035	11.143747	4.18%	5,602	2005
	9.750096	10.697035	9.71%	5,137	2004
	7.601325	9.750096	28.27%	855	2003
	9.297598	7.601325	-18.24%	855	2002
	9.946193	9.297598	-6.52%	528	2001
	9.322535	9.946193	6.69%	528	2000
	10.000000	9.322535	-6.77%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.191578	7.993837	-43.67%	12,347	2008
	14.227828	14.191578	-0.25%	20,502	2007
	12.043675	14.227828	18.14%	22,681	2006
	11.581408	12.043675	3.99%	24,417	2005
	10.570332	11.581408	9.57%	25,176	2004
	8.252924	10.570332	28.08%	34,944	2003
	10.113386	8.252924	-18.40%	25,886	2002
	10.834533	10.113386	-6.66%	29,768	2001
	10.000000	10.834533	8.35%	1,495	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.567354	6.633866	-42.65%	0	2008
	10.486046	11.567354	10.31%	0	2007
	9.419699	10.486046	11.32%	799	2006
	8.893267	9.419699	5.92%	799	2005
	8.537476	8.893267	4.17%	799	2004
	7.012508	8.537476	21.75%	799	2003
	8.545956	7.012508	-17.94%	799	2002
	9.519356	8.545956	-10.23%	799	2001
	10.034112	9.519356	-5.13%	974	2000
	10.000000	10.034112	0.34%	530	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.769233	6.735369	-42.77%	2,954	2008
	10.682679	11.769233	10.17%	3,073	2007
	9.609524	10.682679	11.17%	3,184	2006
	9.083269	9.609524	5.79%	3,724	2005
	8.738893	9.083269	3.94%	3,797	2004
	7.186938	8.738893	21.59%	3,951	2003
	8.774593	7.186938	-18.09%	4,270	2002
	9.790913	8.774593	-10.38%	4,057	2001
	10.000000	9.790913	-2.09%	363	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.487724	4.199598	-55.74%	3,322	2008
	7.828952	9.487724	21.19%	3,815	2007
	7.547730	7.828952	3.73%	3,814	2006
	7.038591	7.547730	7.23%	3,814	2005
	6.674570	7.038591	5.45%	3,814	2004
	5.226000	6.674570	27.72%	3,814	2003
	6.794882	5.226000	-23.09%	3,814	2002
	8.063257	6.794882	-15.73%	3,814	2001
	9.883134	8.063257	-18.41%	2,900	2000
	10.000000	9.883134	-1.17%	648	1999*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.858584	4.356344	-55.81%	4,302	2008
	8.144035	9.858584	21.05%	4,302	2007
	7.865146	8.144035	3.55%	5,710	2006
	7.347073	7.865146	7.05%	5,760	2005
	6.978115	7.347073	5.29%	5,760	2004
	5.474523	6.978115	27.47%	5,760	2003
	7.126334	5.474523	-23.18%	5,760	2002
	8.476597	7.126334	-15.93%	5,760	2001
	10.000000	8.476597	-15.23%	575	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.955692	5.693962	-48.03%	4,359	2008
	8.767518	10.955692	24.96%	4,752	2007
	8.339278	8.767518	5.14%	6,484	2006
	8.011392	8.339278	4.09%	6,484	2005
	7.876343	8.011392	1.71%	6,484	2004
	6.022037	7.876343	30.79%	6,484	2003
	8.759055	6.022037	-31.25%	6,484	2002
	10.809532	8.759055	-18.97%	6,484	2001
	12.338879	10.809532	-12.39%	5,842	2000
	10.000000	12.338879	23.39%	1,137	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.467667	4.394683	-48.10%	4,704	2008
	6.787700	8.467667	24.75%	5,240	2007
	6.465824	6.787700	4.98%	5,497	2006
	6.221656	6.465824	3.92%	8,182	2005
	6.125152	6.221656	1.58%	8,726	2004
	4.691634	6.125152	30.55%	25,595	2003
	6.833466	4.691634	-31.34%	25,582	2002
	8.447531	6.833466	-19.11%	34,616	2001
	10.000000	8.447531	-15.52%	868	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.861316	7.278808	-26.19%	3,398	2008
	9.753209	9.861316	1.11%	3,398	2007
	8.905837	9.753209	9.51%	3,398	2006
	8.818583	8.905837	0.99%	3,398	2005
	8.178528	8.818583	7.83%	3,398	2004
	6.539302	8.178528	25.07%	3,398	2003
	6.407058	6.539302	2.06%	3,398	2002
	7.383568	6.407058	-13.23%	3,398	2001
	9.685624	7.383568	-23.77%	2,405	2000
	10.000000	9.685624	-3.14%	267	1999*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.595312	7.812499	-26.26%	5,004	2008
	10.490851	10.595312	1.00%	5,907	2007
	9.592600	10.490851	9.36%	24,223	2006
	9.518182	9.592600	0.78%	25,544	2005
	8.834151	9.518182	7.74%	25,892	2004
	7.075580	8.834151	24.85%	26,773	2003
	6.953925	7.075580	1.75%	8,777	2002
	8.016993	6.953925	-13.26%	8,777	2001
	10.000000	8.016993	-19.83%	1,113	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.795471	7.218689	-26.31%	5	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.795471	7.218689	-26.31%	5	2008
	10.000000	9.795471	-2.05%	2	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	15.466742	9.597906	-37.94%	4,379	2008
	14.893454	15.466742	3.85%	4,696	2007
	13.064662	14.893454	14.00%	7,407	2006
	12.652688	13.064662	3.26%	8,153	2005
	11.612663	12.652688	8.96%	8,153	2004
	9.181101	11.612663	26.48%	8,153	2003
	11.988361	9.181101	-23.42%	8,387	2002
	13.847864	11.988361	-13.43%	8,614	2001
	15.499687	13.847864	-10.66%	6,351	2000
	13.057468	15.499687	18.70%	399	1999

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.291092	14.572286	-4.70%	181	2008
	14.878408	15.291092	2.77%	181	2007
	14.474832	14.878408	2.79%	181	2006
	14.379491	14.474832	0.66%	181	2005
	13.975777	14.379491	2.89%	181	2004
	13.486744	13.975777	3.63%	17,239	2003
	12.408647	13.486744	8.69%	17,858	2002
	11.615489	12.408647	6.83%	13,309	2001
	10.601902	11.615489	9.56%	81	2000
	10.877515	10.601902	-2.53%	244	1999

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	36.858347	21.961151	-40.42%	368	2008
	32.404250	36.858347	13.75%	723	2007
	29.217764	32.404250	10.91%	1,228	2006
	25.093259	29.217764	16.44%	1,228	2005
	20.417349	25.093259	22.90%	1,228	2004
	14.963357	20.417349	36.45%	1,228	2003
	16.859788	14.963357	-11.25%	1,228	2002
	17.713831	16.859788	-4.82%	1,228	2001
	13.466052	17.713831	31.54%	1,228	2000
	10.000000	13.466052	34.66%	85	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.933659	13.642293	-40.51%	7,192	2008
	20.188251	22.933659	13.60%	11,074	2007
	18.233353	20.188251	10.72%	12,271	2006
	15.684421	18.233353	16.25%	11,043	2005
	12.773640	15.684421	22.79%	11,028	2004
	9.379988	12.773640	36.18%	19,146	2003
	10.583952	9.379988	-11.38%	14,140	2002
	11.137589	10.583952	-4.97%	13,175	2001
	10.000000	11.137589	11.38%	796	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.561438	12.747722	1.48%	3,618	2008
	12.125642	12.561438	3.59%	3,618	2007
	11.735816	12.125642	3.32%	0	2006
	11.562155	11.735816	1.50%	0	2005
	11.598279	11.562155	-0.31%	0	2004
	11.658464	11.598279	-0.52%	0	2003
	11.638891	11.658464	0.17%	0	2002
	11.346346	11.638891	2.58%	0	2001
	10.832134	11.346346	4.75%	0	2000
	10.456715	10.832134	3.59%	49,021	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.703098	8.682432	-44.71%	0	2008
	13.602895	15.703098	15.44%	387	2007
	11.708190	13.602895	16.18%	387	2006
	9.990555	11.708190	17.19%	387	2005
	8.937223	9.990555	11.79%	387	2004
	6.335800	8.937223	41.06%	387	2003
	8.075156	6.335800	-21.54%	387	2002
	10.414372	8.075156	-22.46%	387	2001
	13.076471	10.414372	-20.36%	471	2000
	10.000000	13.076471	30.76%	255	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.530472	6.916561	-44.80%	3,367	2008
	10.868848	12.530472	15.29%	3,468	2007
	9.368812	10.868848	16.01%	4,853	2006
	8.007110	9.368812	17.01%	5,835	2005
	7.173906	8.007110	11.61%	5,984	2004
	5.091720	7.173906	40.89%	6,992	2003
	6.498755	5.091720	-21.65%	6,992	2002
	8.369613	6.498755	-22.35%	6,992	2001
	10.000000	8.369613	-16.30%	962	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.249366	9.523725	-44.79%	1,482	2008
	14.961066	17.249366	15.30%	1,550	2007
	12.891829	14.961066	16.05%	1,581	2006
	11.021859	12.891829	16.97%	289	2005
	10.000000	11.021859	10.22%	289	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.350087	9.590861	-44.72%	0	2008
	15.027230	17.350087	15.46%	0	2007
	12.933825	15.027230	16.19%	0	2006
	11.040742	12.933825	17.15%	0	2005
	10.000000	11.040742	10.41%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.302877	7.006060	-47.33%	0	2008
	13.242615	13.302877	0.46%	0	2007
	11.735459	13.242615	12.84%	0	2006
	11.230529	11.735459	4.50%	0	2005
	10.264965	11.230529	9.41%	0	2004
	7.772584	10.264965	32.07%	0	2003
	9.368260	7.772584	-17.03%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.171890	6.927767	-47.40%	0	2008
	13.129293	13.171890	0.32%	0	2007
	11.650084	13.129293	12.70%	0	2006
	11.174727	11.650084	4.25%	0	2005
	10.227233	11.174727	9.26%	0	2004
	7.763028	10.227233	31.74%	0	2003
	9.368275	7.763028	-17.13%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.601025	7.983436	-51.91%	0	2008
	15.961423	16.601025	4.01%	0	2007
	13.945076	15.961423	14.46%	0	2006
	13.804179	13.945076	1.02%	0	2005
	12.294648	13.804179	12.28%	0	2004
	7.910246	12.294648	55.43%	0	2003
	10.000000	7.910246	-20.90%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.568771	7.470149	-52.02%	626	2008
	14.991446	15.568771	3.85%	627	2007
	13.118986	14.991446	14.27%	630	2006
	13.002652	13.118986	0.89%	628	2005
	11.595844	13.002652	12.13%	474	2004
	7.480890	11.595844	55.01%	9,257	2003
	10.000000	7.480890	-25.19%	9,183	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.636298	9.812638	-28.04%	2,137	2008
	14.187614	13.636298	-3.89%	2,137	2007
	12.265392	14.187614	15.67%	2,137	2006
	12.009389	12.265392	2.13%	2,137	2005
	10.959319	12.009389	9.58%	2,137	2004
	8.909432	10.959319	23.01%	0	2003
	10.000000	8.909432	-10.91%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.589253	-34.11%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.623296	10.374339	-41.13%	0	2008
	15.453248	17.623296	14.04%	0	2007
	12.890883	15.453248	19.88%	0	2006
	11.845637	12.890883	8.82%	0	2005
	10.116664	11.845637	17.09%	0	2004
	7.748336	10.116664	30.57%	0	2003
	10.000000	7.748336	-22.52%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.559274	11.027305	-37.20%	251	2008
	16.798006	17.559274	4.53%	251	2007
	15.395190	16.798006	9.11%	24,909	2006
	14.091268	15.395190	9.25%	25,705	2005
	12.178822	14.091268	15.70%	251	2004
	10.000000	12.178822	21.79%	251	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.497009	7.136551	-37.93%	0	2008
	10.513907	11.497009	9.35%	0	2007
	9.947011	10.513907	5.70%	0	2006
	9.688547	9.947011	2.67%	0	2005
	9.025172	9.688547	7.35%	0	2004
	7.473222	9.025172	20.77%	213	2003
	10.000000	7.473222	-25.27%	157	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.573371	5.041196	-52.32%	539	2008
	9.803044	10.573371	7.86%	1,003	2007
	9.728490	9.803044	0.77%	999	2006
	9.601855	9.728490	1.32%	997	2005
	8.522604	9.601855	12.66%	1,014	2004
	6.333632	8.522604	34.56%	737	2003
	10.000000	6.333632	-36.66%	0	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.479759	6.838649	-40.43%	330	2008
	11.398979	11.479759	0.71%	330	2007
	10.247130	11.398979	11.24%	321	2006
	9.904406	10.247130	3.46%	312	2005
	9.467384	9.904406	4.62%	292	2004
	7.203289	9.467384	32.43%	278	2003
	10.000000	7.203289	-27.97%	240	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.653457	10.369969	-33.75%	1,104	2008
	14.771425	15.653457	5.97%	1,082	2007
	12.443981	14.771425	18.70%	1,070	2006
	11.865597	12.443981	4.87%	591	2005
	10.490941	11.865597	13.10%	876	2004
	8.540533	10.490941	22.84%	1,037	2003
	10.000000	8.540533	-14.59%	0	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.066290	8.961833	-31.41%	11,588	2008
	12.411153	13.066290	5.28%	13,384	2007
	11.410635	12.411153	8.77%	12,135	2006
	11.138793	11.410635	2.44%	7,774	2005
	10.674536	11.138793	4.35%	8,713	2004
	9.239666	10.674536	15.53%	277	2003
	10.000000	9.239666	-7.60%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.318755	5.493696	-46.76%	0	2008
	10.166351	10.318755	1.50%	0	2007
	10.000000	10.166351	1.66%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.082459	8.399779	-40.35%	1,015	2008
	13.286513	14.082459	5.99%	1,015	2007
	11.862757	13.286513	12.00%	1,015	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.926297	7.557697	-30.83%	0	2008
	10.451726	10.926297	4.54%	0	2007
	10.000000	10.451726	4.52%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.582931	9.395078	-11.22%	0	2008
	10.433824	10.582931	1.43%	0	2007
	10.000000	10.433824	4.34%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.090799	7.307804	-39.56%	0	2008
	10.734006	12.090799	12.64%	0	2007
	10.000000	10.734006	7.34%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.308815	6.213995	-45.05%	0	2008
	10.261053	11.308815	10.21%	0	2007
	10.000000	10.261053	2.61%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.792857	5.974146	-38.99%	0	2008
	10.000000	9.792857	-2.07%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.552447	8.181762	-29.18%	0	2008
	11.369143	11.552447	1.61%	0	2007
	10.435727	11.369143	8.94%	0	2006
	10.000000	10.435727	4.36%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	38.720768	16.045003	-58.56%	0	2008
	27.076869	38.720768	43.00%	0	2007
	20.165027	27.076869	34.28%	0	2006
	15.469658	20.165027	30.35%	0	2005
	13.040171	15.469658	18.63%	0	2004
	8.039642	13.040171	62.20%	0	2003
	10.000000	8.039642	-19.60%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.523513	12.253178	-58.50%	137	2008
	20.608665	29.523513	43.26%	137	2007
	15.320839	20.608665	34.51%	137	2006
	11.739471	15.320839	30.51%	137	2005
	10.000000	11.739471	17.39%	137	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.452556	-45.47%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.102388	-48.98%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.116244	-38.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.114345	-38.86%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.348539	-36.51%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.057536	-9.42%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.544912	-24.55%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.824993	-31.75%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.845494	-1.55%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.845494	-1.55%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.086338	12.824075	6.10%	6,268	2008
	11.451617	12.086338	5.54%	4,295	2007
	11.249638	11.451617	1.80%	4,279	2006
	11.059542	11.249638	1.72%	1,674	2005
	10.873254	11.059542	1.71%	1,909	2004
	10.822371	10.873254	0.47%	1,239	2003
	10.000000	10.822371	8.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.990701	11.099485	-7.43%	3,690	2008
	11.552627	11.990701	3.79%	4,997	2007
	11.047110	11.552627	4.58%	6,379	2006
	10.855882	11.047110	1.76%	8,405	2005
	10.531244	10.855882	3.08%	9,753	2004
	9.908200	10.531244	6.29%	10,871	2003
	10.000000	9.908200	-0.92%	11,564	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.904492	10.798609	-16.32%	10,157	2008
	12.376870	12.904492	4.26%	27,533	2007
	11.588739	12.376870	6.80%	42,494	2006
	11.259628	11.588739	2.92%	44,338	2005
	10.667410	11.259628	5.55%	29,738	2004
	9.524994	10.667410	11.99%	29,234	2003
	10.000000	9.524994	-4.75%	19,298	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.672322	10.343284	-24.35%	13,252	2008
	13.138120	13.672322	4.07%	13,362	2007
	11.977781	13.138120	9.69%	52,643	2006
	11.542800	11.977781	3.77%	53,680	2005
	10.698367	11.542800	7.89%	57,535	2004
	9.047112	10.698367	18.25%	15,567	2003
	10.000000	9.047112	-9.53%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.765419	9.978237	-32.42%	10,139	2008
	14.122892	14.765419	4.55%	18,130	2007
	12.517257	14.122892	12.83%	18,446	2006
	11.868003	12.517257	5.47%	18,692	2005
	10.748847	11.868003	10.41%	18,692	2004
	8.616611	10.748847	24.75%	20,980	2003
	10.000000	8.616611	-13.83%	1,228	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.430117	9.598729	-37.79%	1,154	2008
	14.785417	15.430117	4.36%	7,332	2007
	12.843465	14.785417	15.12%	7,526	2006
	12.080327	12.843465	6.32%	7,526	2005
	10.755638	12.080327	12.32%	7,526	2004
	8.280478	10.755638	29.89%	7,526	2003
	10.000000	8.280478	-17.20%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.857546	9.923969	-37.42%	2,039	2008
	14.968762	15.857546	5.94%	1,950	2007
	13.828548	14.968762	8.25%	1,955	2006
	12.523316	13.828548	10.42%	1,908	2005
	10.985714	12.523316	14.00%	1,724	2004
	8.282736	10.985714	32.63%	302	2003
	10.000000	8.282736	-17.17%	302	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.950950	9.334342	-37.57%	531	2008
	14.137677	14.950950	5.75%	511	2007
	13.078229	14.137677	8.10%	511	2006
	11.865097	13.078229	10.22%	511	2005
	10.428814	11.865097	13.77%	507	2004
	7.883563	10.428814	32.29%	492	2003
	10.000000	7.883563	-21.16%	0	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.547452	10.602603	0.52%	44,203	2008
	10.219183	10.547452	3.21%	1,738	2007
	9.924757	10.219183	2.97%	1,770	2006
	9.813644	9.924757	1.13%	1,764	2005
	9.882903	9.813644	-0.70%	1,812	2004
	9.971023	9.882903	-0.88%	1,223	2003
	10.000000	9.971023	-0.29%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.062787	-39.37%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.563292	8.226772	-47.14%	0	2008
	15.351589	15.563292	1.38%	0	2007
	12.696646	15.351589	20.91%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.408976	8.127209	-47.26%	54	2008
	15.233886	15.408976	1.15%	555	2007
	12.634324	15.233886	20.58%	1,177	2006
	11.472337	12.634324	10.13%	54	2005
	10.000000	11.472337	14.72%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.296627	-37.03%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.207089	-37.93%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.689909	-33.10%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.202489	6.425839	-47.34%	1	2008
	11.314417	12.202489	7.85%	7	2007
	11.153301	11.314417	1.44%	7	2006
	10.509665	11.153301	6.12%	7	2005
	9.428158	10.509665	11.47%	16,752	2004
	7.139704	9.428158	32.05%	2	2003
	10.000000	7.139704	-28.60%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.702646	9.825527	-33.17%	0	2008
	16.033203	14.702646	-8.30%	0	2007
	13.876868	16.033203	15.54%	0	2006
	13.667571	13.876868	1.53%	0	2005
	11.829349	13.667571	15.54%	0	2004
	7.656265	11.829349	54.51%	0	2003
	10.000000	7.656265	-23.44%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.466777	8.979980	-33.32%	2,636	2008
	14.738477	13.466777	-8.63%	3,565	2007
	12.777718	14.738477	15.35%	3,577	2006
	12.620719	12.777718	1.24%	3,041	2005
	10.951502	12.620719	15.24%	3,053	2004
	7.106598	10.951502	54.10%	2,762	2003
	10.000000	7.106598	-28.93%	2,507	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.417700	9.995442	-39.12%	583	2008
	16.321118	16.417700	0.59%	515	2007
	14.788665	16.321118	10.36%	515	2006
	13.366774	14.788665	10.64%	502	2005
	11.401437	13.366774	17.24%	446	2004
	8.208330	11.401437	38.90%	0	2003
	10.000000	8.208330	-17.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.610348	10.085655	-39.28%	567	2008
	16.551126	16.610348	0.36%	565	2007
	15.035509	16.551126	10.08%	564	2006
	13.627631	15.035509	10.33%	167	2005
	11.647275	13.627631	17.00%	120	2004
	8.409260	11.647275	38.51%	1	2003
	10.000000	8.409260	-15.91%	0	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.322851	6.511911	-42.49%	0	2008
	10.655162	11.322851	6.27%	0	2007
	10.000000	10.655162	6.55%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.843634	-1.56%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.576620	-44.23%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.790777	6.845814	-46.48%	5,608	2008
	11.405865	12.790777	12.14%	5,689	2007
	10.753088	11.405865	6.07%	6,945	2006
	10.410193	10.753088	3.29%	6,937	2005
	9.912889	10.410193	5.02%	7,501	2004
	7.700557	9.912889	28.73%	23,299	2003
	10.000000	7.700557	-22.99%	2,157	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.785622	9.298853	-41.09%	1,873	2008
	15.072115	15.785622	4.73%	1,636	2007
	13.001256	15.072115	15.93%	1,696	2006
	11.543560	13.001256	12.63%	1,744	2005
	10.000000	11.543560	15.44%	1,571	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.642402	9.190974	-41.24%	282	2008
	14.974661	15.642402	4.46%	282	2007
	12.949029	14.974661	15.64%	282	2006
	11.526477	12.949029	12.34%	282	2005
	10.000000	11.526477	15.26%	282	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.848285	10.514920	-41.09%	0	2008
	17.044507	17.848285	4.72%	0	2007
	14.702209	17.044507	15.93%	0	2006
	13.057210	14.702209	12.60%	0	2005
	11.124212	13.057210	17.38%	0	2004
	7.896341	11.124212	40.88%	0	2003
	10.000000	7.896341	-21.04%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.595634	10.341401	-41.23%	3,476	2008
	16.840933	17.595634	4.48%	4,216	2007
	14.567259	16.840933	15.61%	4,242	2006
	12.965479	14.567259	12.35%	5,483	2005
	11.072550	12.965479	17.10%	5,505	2004
	7.868489	11.072550	40.72%	5,344	2003
	10.000000	7.868489	-21.32%	5,007	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.563886	1.988444	-79.21%	0	2008
	10.000000	9.563886	-4.36%	64	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.455452	2.826582	-78.99%	0	2008
	13.675377	13.455452	-1.61%	0	2007
	12.687487	13.675377	7.79%	1,048	2006
	12.588917	12.687487	0.78%	762	2005
	11.728922	12.588917	7.33%	464	2004
	9.606012	11.728922	22.10%	153	2003
	10.000000	9.606012	-3.94%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.164603	7.958264	-39.55%	4,574	2008
	12.833394	13.164603	2.58%	4,367	2007
	11.352792	12.833394	13.04%	5,183	2006
	10.899471	11.352792	4.16%	8,544	2005
	10.138254	10.899471	7.51%	8,388	2004
	8.140404	10.138254	24.54%	7,730	2003
	10.000000	8.140404	-18.60%	4,797	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.642187	10.191058	-38.76%	0	2008
	17.103955	16.642187	-2.70%	0	2007
	15.099169	17.103955	13.28%	0	2006
	13.944939	15.099169	8.28%	0	2005
	11.854967	13.944939	17.63%	0	2004
	8.336830	11.854967	42.20%	0	2003
	10.000000	8.336830	-16.63%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.686639	5.915106	-38.94%	10	2008
	9.973819	9.686639	-2.88%	10	2007
	10.000000	9.973819	-0.26%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.852121	12.510221	-15.77%	2,682	2008
	13.764676	14.852121	7.90%	3,154	2007
	13.031094	13.764676	5.63%	3,439	2006
	12.908968	13.031094	0.95%	3,342	2005
	12.086194	12.908968	6.81%	20,233	2004
	10.473114	12.086194	15.40%	3,206	2003
	10.000000	10.473114	4.73%	1,599	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.744659	8.903096	-39.62%	0	2008
	15.932624	14.744659	-7.46%	0	2007
	13.954292	15.932624	14.18%	0	2006
	13.462337	13.954292	3.65%	0	2005
	12.300530	13.462337	9.45%	0	2004
	10.000000	12.300530	23.01%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.432631	9.623934	-44.79%	0	2008
	16.332989	17.432631	6.73%	0	2007
	12.982348	16.332989	25.81%	0	2006
	11.746661	12.982348	10.52%	0	2005
	10.263328	11.746661	14.45%	0	2004
	8.106818	10.263328	26.60%	0	2003
	10.000000	8.106818	-18.93%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.847027	8.867714	-40.27%	1,925	2008
	17.271253	14.847027	-14.04%	1,925	2007
	14.948256	17.271253	15.54%	1,925	2006
	14.178234	14.948256	5.43%	1,925	2005
	11.404434	14.178234	24.32%	1,925	2004
	7.736818	11.404434	47.40%	0	2003
	10.000000	7.736818	-22.63%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.724818	7.271960	-37.98%	2,991	2008
	11.281570	11.724818	3.93%	2,991	2007
	10.862478	11.281570	3.86%	2,991	2006
	10.433461	10.862478	4.11%	2,991	2005
	10.084803	10.433461	3.46%	2,991	2004
	8.196560	10.084803	23.04%	2,991	2003
	10.000000	8.196560	-18.03%	301	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.220751	9.896836	-11.80%	439	2008
	10.827538	11.220751	3.63%	453	2007
	10.614013	10.827538	2.01%	439	2006
	10.367358	10.614013	2.38%	417	2005
	10.113318	10.367358	2.51%	240	2004
	10.000000	10.113318	1.13%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.744367	13.266888	-38.99%	462	2008
	26.687051	21.744367	-18.52%	475	2007
	19.679246	26.687051	35.61%	477	2006
	17.111625	19.679246	15.01%	217	2005
	12.766859	17.111625	34.03%	172	2004
	10.000000	12.766859	27.67%	10	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.296853	5.662035	-49.88%	7,739	2008
	9.833208	11.296853	14.88%	13,962	2007
	9.727235	9.833208	1.09%	14,111	2006
	9.174198	9.727235	6.03%	14,402	2005
	8.722747	9.174198	5.18%	34,163	2004
	6.970863	8.722747	25.13%	34,163	2003
	10.000000	6.970863	-30.29%	476	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.487993	8.528980	-36.77%	11,785	2008
	14.020976	13.487993	-3.80%	18,055	2007
	12.265857	14.020976	14.31%	33,601	2006
	11.960554	12.265857	2.55%	34,027	2005
	10.340549	11.960554	15.67%	34,783	2004
	8.027815	10.340549	28.81%	34,546	2003
	10.000000	8.027815	-19.72%	293	2002*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.948973	6.131210	-52.65%	35,983	2008
	12.976987	12.948973	-0.22%	44,099	2007
	11.670427	12.976987	11.20%	47,432	2006
	11.243349	11.670427	3.80%	48,923	2005
	10.303561	11.243349	9.12%	51,563	2004
	7.851654	10.303561	31.23%	55,575	2003
	10.000000	7.851654	-21.48%	33,463	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.475526	7.046546	-43.52%	5,397	2008
	11.342231	12.475526	9.99%	7,377	2007
	10.862293	11.342231	4.42%	10,400	2006
	10.161152	10.862293	6.90%	11,595	2005
	9.706432	10.161152	4.68%	17,645	2004
	7.631902	9.706432	27.18%	29,012	2003
	10.000000	7.631902	-23.68%	6,624	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.885961	8.284647	-47.85%	0	2008
	14.558636	15.885961	9.12%	0	2007
	12.690706	14.558636	14.72%	0	2006
	11.760294	12.690706	7.91%	0	2005
	10.342380	11.760294	13.71%	0	2004
	7.760964	10.342380	33.26%	0	2003
	10.000000	7.760964	-22.39%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.784302	7.695275	-47.95%	2,487	2008
	13.585319	14.784302	8.83%	2,487	2007
	11.869134	13.585319	14.46%	2,487	2006
	11.033112	11.869134	7.58%	2,262	2005
	10.000000	11.033112	10.33%	2,262	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.497024	7.906932	-31.23%	0	2008
	10.802238	11.497024	6.43%	0	2007
	10.000000	10.802238	8.02%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.453613	7.856845	-31.40%	10,769	2008
	10.785178	11.453613	6.20%	11,076	2007
	10.000000	10.785178	7.85%	11,207	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.520187	12.595888	-41.47%	225	2008
	19.101202	21.520187	12.66%	818	2007
	15.171166	19.101202	25.90%	3,294	2006
	13.091711	15.171166	15.88%	3,983	2005
	10.749620	13.091711	21.79%	4,264	2004
	8.490585	10.749620	26.61%	4,664	2003
	10.000000	8.490585	-15.09%	2,315	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.063109	10.600066	-29.63%	0	2008
	13.967735	15.063109	7.84%	0	2007
	12.753288	13.967735	9.52%	0	2006
	12.036755	12.753288	5.95%	0	2005
	10.741914	12.036755	12.05%	0	2004
	8.570057	10.741914	25.34%	0	2003
	10.000000	8.570057	-14.30%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.993475	8.170045	-41.62%	9,637	2008
	13.556131	13.993475	3.23%	11,159	2007
	11.769936	13.556131	15.18%	17,897	2006
	11.429411	11.769936	2.98%	15,390	2005
	10.437989	11.429411	9.50%	15,923	2004
	8.020758	10.437989	30.14%	16,277	2003
	10.000000	8.020758	-19.79%	8,333	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.934098	11.927452	-54.01%	3,252	2008
	24.951776	25.934098	3.94%	3,662	2007
	18.756385	24.951776	33.03%	3,905	2006
	16.349763	18.756385	14.72%	4,821	2005
	13.297321	16.349763	22.96%	6,852	2004
	9.382765	13.297321	41.72%	16,152	2003
	10.000000	9.382765	-6.17%	5,851	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.862840	7.028093	-40.76%	1,262	2008
	10.606623	11.862840	11.84%	2,225	2007
	10.842684	10.606623	-2.18%	3,874	2006
	9.589499	10.842684	13.07%	1,073	2005
	8.990219	9.589499	6.67%	1,073	2004
	7.402035	8.990219	21.46%	1,073	2003
	10.000000	7.402035	-25.98%	1,024	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.314896	10.952509	-36.75%	13,739	2008
	17.324375	17.314896	-0.05%	19,732	2007
	15.408146	17.324375	12.44%	25,953	2006
	14.676749	15.408146	4.98%	27,109	2005
	12.519711	14.676749	17.23%	27,027	2004
	9.025781	12.519711	38.71%	33,888	2003
	10.000000	9.025781	-9.74%	14,499	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.489481	10.534938	-31.99%	0	2008
	15.838435	15.489481	-2.20%	850	2007
	14.060802	15.838435	12.64%	850	2006
	13.318170	14.060802	5.58%	850	2005
	11.098817	13.318170	20.00%	0	2004
	8.182141	11.098817	35.65%	0	2003
	10.000000	8.182141	-18.18%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.981000	7.734591	-35.44%	0	2008
	11.291550	11.981000	6.11%	0	2007
	10.502529	11.291550	7.51%	0	2006
	10.295170	10.502529	2.01%	0	2005
	9.845763	10.295170	4.56%	0	2004
	7.936792	9.845763	24.05%	0	2003
	10.000000	7.936792	-20.63%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.125542	8.741211	-38.12%	0	2008
	13.632717	14.125542	3.62%	0	2007
	11.988723	13.632717	13.71%	0	2006
	11.631247	11.988723	3.07%	0	2005
	10.678116	11.631247	8.93%	0	2004
	8.449481	10.678116	26.38%	0	2003
	10.000000	8.449481	-15.51%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.860072	9.786665	-38.29%	523	2008
	15.345201	15.860072	3.36%	594	2007
	13.528890	15.345201	13.43%	594	2006
	13.157896	13.528890	2.82%	339	2005
	12.111224	13.157896	8.64%	339	2004
	10.000000	12.111224	21.11%	280	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.429858	7.430985	-34.99%	0	2008
	12.881245	11.429858	-11.27%	0	2007
	11.231934	12.881245	14.68%	175	2006
	10.888222	11.231934	3.16%	175	2005
	10.100026	10.888222	7.80%	175	2004
	8.057662	10.100026	25.35%	175	2003
	10.000000	8.057662	-19.42%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.885335	8.921962	-30.76%	0	2008
	11.938265	12.885335	7.93%	3,379	2007
	10.472857	11.938265	13.99%	6,590	2006
	10.459953	10.472857	0.12%	6,636	2005
	9.919368	10.459953	5.45%	6,684	2004
	8.133388	9.919368	21.96%	7,816	2003
	10.000000	8.133388	-18.67%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.346373	10.438217	-27.24%	5,522	2008
	14.123583	14.346373	1.58%	5,741	2007
	12.974259	14.123583	8.86%	11,599	2006
	12.885298	12.974259	0.69%	10,500	2005
	11.880988	12.885298	8.45%	12,543	2004
	9.908567	11.880988	19.91%	14,982	2003
	10.000000	9.908567	-0.91%	9,417	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.273746	8.161507	-46.57%	0	2008
	14.163492	15.273746	7.84%	0	2007
	12.100118	14.163492	17.05%	0	2006
	11.267307	12.100118	7.39%	0	2005
	10.033490	11.267307	12.30%	0	2004
	7.729166	10.033490	29.81%	0	2003
	10.000000	7.729166	-22.71%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.465700	9.715585	-44.37%	0	2008
	15.033296	17.465700	16.18%	0	2007
	14.108098	15.033296	6.56%	0	2006
	12.714444	14.108098	10.96%	0	2005
	11.188100	12.714444	13.64%	0	2004
	8.112647	11.188100	37.91%	0	2003
	10.000000	8.112647	-18.87%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.784921	10.756697	-8.72%	0	2008
	11.359880	11.784921	3.74%	2,393	2007
	11.078033	11.359880	2.54%	2,393	2006
	11.107853	11.078033	-0.27%	1,708	2005
	10.888577	11.107853	2.01%	2,866	2004
	10.569005	10.888577	3.02%	2,237	2003
	10.000000	10.569005	5.69%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.750426	10.694548	-8.99%	13,482	2008
	11.352877	11.750426	3.50%	16,962	2007
	11.096183	11.352877	2.31%	15,386	2006
	11.160248	11.096183	-0.57%	16,253	2005
	10.971715	11.160248	1.72%	23,051	2004
	10.670712	10.971715	2.82%	40,877	2003
	10.000000	10.670712	6.71%	14,850	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.122716	6.101519	-49.67%	0	2008
	10.479406	12.122716	15.68%	0	2007
	9.817063	10.479406	6.75%	0	2006
	9.234383	9.817063	6.31%	0	2005
	8.509475	9.234383	8.52%	0	2004
	6.624330	8.509475	28.46%	0	2003
	9.134381	6.624330	-27.48%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.895520	5.983776	-49.70%	1,167	2008
	10.300036	11.895520	15.49%	3,394	2007
	9.660764	10.300036	6.62%	4,821	2006
	9.107429	9.660764	6.08%	4,501	2005
	8.412762	9.107429	8.26%	4,508	2004
	6.558843	8.412762	28.27%	4,542	2003
	9.078951	6.558843	-27.76%	1,167	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.472243	8.739943	-29.92%	0	2008
	10.982883	12.472243	13.56%	0	2007
	10.402650	10.982883	5.58%	0	2006
	10.166631	10.402650	2.32%	0	2005
	9.801429	10.166631	3.73%	0	2004
	8.443697	9.801429	16.08%	0	2003
	9.409698	8.443697	-10.27%	0	2002
	9.982426	9.409698	-5.74%	0	2001
	10.567758	8.366798	-5.54%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.670962	8.168561	-30.01%	0	2008
	10.293682	11.670962	13.38%	0	2007
	9.758917	10.293682	5.48%	0	2006
	9.551031	9.758917	2.18%	0	2005
	9.223811	9.551031	3.55%	0	2004
	7.962526	9.223811	15.84%	0	2003
	8.890667	7.962526	-10.44%	0	2002
	9.445503	8.890667	-5.87%	4,458	2001
	10.000000	9.445503	-5.54%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.197446	7.068590	-36.87%	0	2008
	9.568639	11.197446	17.02%	0	2007
	9.095899	9.568639	5.20%	0	2006
	8.901230	9.095899	2.19%	0	2005
	8.541414	8.901230	4.21%	0	2004
	7.045009	8.541414	21.24%	0	2003
	8.472691	7.045009	-16.85%	0	2002
	9.305583	8.472691	-8.95%	0	2001
	10.813907	9.305583	-13.95%	0	2000

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.310984	6.502488	-36.94%	551	2008
	8.831354	10.310984	16.75%	142	2007
	8.404854	8.831354	5.07%	142	2006
	8.242935	8.404854	1.96%	142	2005
	7.926397	8.242935	3.99%	142	2004
	6.544192	7.926397	21.12%	142	2003
	7.897131	6.544192	-17.13%	142	2002
	8.682095	7.897131	-9.04%	142	2001
	10.000000	8.682095	-13.18%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.729255	7.618544	-35.05%	0	2008
	10.941289	11.729255	7.20%	0	2007
	9.954422	10.941289	9.91%	0	2006
	9.573656	9.954422	3.98%	0	2005
	9.224230	9.573656	3.79%	0	2004
	7.972086	9.224230	15.71%	0	2003
	8.874549	7.972086	-10.17%	0	2002
	9.173236	8.874549	-3.26%	0	2001
	9.744082	9.173236	-5.86%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.106784	7.848784	-35.17%	1,379	2008
	11.312061	12.106784	7.03%	1,349	2007
	10.304739	11.312061	9.78%	1,349	2006
	9.918378	10.304739	3.90%	1,349	2005
	9.581410	9.918378	3.52%	1,349	2004
	8.288961	9.581410	15.59%	1,349	2003
	9.245426	8.288961	-10.35%	5,918	2002
	9.570917	9.245426	-3.40%	4,100	2001
	10.000000	9.570917	-4.29%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.734880	9.454334	-43.51%	0	2008
	14.466865	16.734880	15.68%	0	2007
	13.167888	14.466865	9.86%	0	2006
	11.446136	13.167888	15.04%	0	2005
	10.080069	11.446136	13.55%	0	2004
	7.976941	10.080069	26.37%	0	2003
	8.945742	7.976941	-10.83%	0	2002
	10.369266	8.945742	-13.73%	0	2001
	11.289773	10.369266	-8.15%	0	2000

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.711193	8.299910	-43.58%	39,894	2008
	12.739700	14.711193	15.48%	57,601	2007
	11.612222	12.739700	9.71%	69,369	2006
	10.111253	11.612222	14.84%	66,565	2005
	8.918451	10.111253	13.37%	61,533	2004
	7.066320	8.918451	26.21%	65,658	2003
	7.940263	7.066320	-11.01%	30,082	2002
	9.215087	7.940263	-13.83%	12,293	2001
	10.000000	9.215087	-7.85%	2,192	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.674640	5.601516	-42.10%	0	2008
	9.191251	9.674640	5.26%	0	2007
	8.189534	9.191251	12.23%	0	2006
	6.875544	8.189534	19.11%	0	2005
	6.895881	6.875544	-0.29%	0	2004
	5.595540	6.895881	23.24%	0	2003
	6.126332	5.595540	-8.66%	0	2002
	8.717108	6.126332	-29.72%	0	2001
	10.000000	8.717108	-12.83%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.563798	5.522295	-42.26%	1,045	2008
	9.102611	9.563798	5.07%	1,343	2007
	8.123309	9.102611	12.06%	2,608	2006
	6.837113	8.123309	18.81%	1,492	2005
	6.856839	6.837113	-0.29%	1,495	2004
	5.575724	6.856839	22.98%	2,038	2003
	8.717102	6.126326	-29.72%	1,109	2001
	10.000000	8.717102	-12.83%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.108710	7.394004	-43.59%	0	2008
	13.130105	13.108710	-0.16%	0	2007
	11.106120	13.130105	18.22%	0	2006
	10.666315	11.106120	4.12%	0	2005
	9.727033	10.666315	9.66%	0	2004
	7.587192	9.727033	28.20%	0	2003
	9.285029	7.587192	-18.29%	0	2002
	9.937826	9.285029	-6.57%	0	2001
	9.319394	9.937826	6.64%	0	2000

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.136418	7.958708	-43.70%	27,348	2008
	14.179774	14.136418	-0.31%	39,573	2007
	12.009070	14.179774	18.08%	45,137	2006
	11.553988	12.009070	3.94%	47,900	2005
	10.550667	11.553988	9.51%	50,936	2004
	8.241747	10.550667	28.01%	59,232	2003
	10.104825	8.241747	-18.44%	27,011	2002
	10.830898	10.104825	-6.70%	10,755	2001
	10.000000	10.830898	8.31%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.516594	6.601389	-42.68%	0	2008
	10.445361	11.516594	10.26%	0	2007
	9.387899	10.445361	11.26%	0	2006
	8.867733	9.387899	5.87%	0	2005
	8.517285	8.867733	4.11%	0	2004
	6.999462	8.517285	21.68%	0	2003
	8.534412	6.999462	-17.99%	0	2002
	9.511361	8.534412	-10.27%	0	2001
	10.030731	9.511361	-5.18%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.723494	6.705779	-42.80%	9,793	2008
	10.646608	11.723494	10.11%	11,845	2007
	9.581923	10.646608	11.11%	12,054	2006
	9.061757	9.581923	5.74%	13,013	2005
	8.722626	9.061757	3.89%	12,248	2004
	7.177193	8.722626	21.53%	14,394	2003
	8.767150	7.177193	-18.14%	7,874	2002
	9.787626	8.767150	-10.43%	1,408	2001
	10.000000	9.787626	-2.12%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.446065	4.179033	-55.76%	0	2008
	7.798564	9.446065	21.13%	0	2007
	7.522249	7.798564	3.67%	0	2006
	7.018376	7.522249	7.18%	0	2005
	6.658783	7.018376	5.40%	0	2004
	5.216285	6.658783	27.65%	0	2003
	6.785706	5.216285	-23.13%	0	2002
	8.056480	6.785706	-15.77%	0	2001
	9.879817	8.056480	-18.46%	0	2000

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.820266	4.337199	-55.83%	2,087	2008
	8.116524	9.820266	20.99%	2,087	2007
	7.842554	8.116524	3.49%	2,087	2006
	7.329677	7.842554	7.00%	2,087	2005
	6.965125	7.329677	5.23%	2,087	2004
	5.467110	6.965125	27.40%	2,087	2003
	7.120299	5.467110	-23.22%	2,087	2002
	8.473753	7.120299	-15.97%	336	2001
	10.000000	8.473753	-15.26%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.907570	5.666065	-48.05%	0	2008
	8.733458	10.907570	24.89%	0	2007
	8.311086	8.733458	5.08%	0	2006
	7.988361	8.311086	4.04%	0	2005
	7.857694	7.988361	1.66%	0	2004
	6.010830	7.857694	30.73%	0	2003
	8.747205	6.010830	-31.28%	0	2002
	10.800438	8.747205	-19.01%	0	2001
	12.334723	10.800438	-12.44%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.434782	4.375388	-48.13%	21,551	2008
	6.764791	8.434782	24.69%	38,263	2007
	6.447264	6.764791	4.92%	56,376	2006
	6.206936	6.447264	3.87%	66,269	2005
	6.113762	6.206936	1.52%	89,831	2004
	4.685275	6.113762	30.49%	88,836	2003
	6.827677	4.685275	-31.38%	34,395	2002
	8.444694	6.827677	-19.15%	24,184	2001
	10.000000	8.444694	-15.55%	2,198	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.818030	7.243180	-26.23%	0	2008
	9.715354	9.818030	1.06%	0	2007
	8.875764	9.715354	9.46%	0	2006
	8.793246	8.875764	0.94%	0	2005
	8.159165	8.793246	7.77%	0	2004
	6.527139	8.159165	25.00%	0	2003
	6.398390	6.527139	2.01%	0	2002
	7.377354	6.398390	-13.27%	0	2001
	9.682359	7.377354	-23.81%	0	2000

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.554198	7.778227	-26.30%	13,994	2008
	10.455466	10.554198	0.94%	18,550	2007
	9.565075	10.455466	9.31%	22,501	2006
	9.495688	9.565075	0.73%	22,587	2005
	8.817745	9.495688	7.69%	23,387	2004
	7.066016	8.817745	24.79%	29,871	2003
	6.948050	7.066016	1.70%	13,143	2002
	8.014309	6.948050	-13.30%	2,949	2001
	10.000000	8.014309	-19.86%	0	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.792152	7.212579	-26.34%	747	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.792152	7.212579	-26.34%	747	2008
	10.000000	9.792152	-2.08%	715	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.739079	6.660765	-37.98%	4,888	2008
	10.346309	10.739079	3.80%	7,128	2007
	9.080464	10.346309	13.94%	9,088	2006
	8.798589	9.080464	3.20%	46,706	2005
	8.079462	8.798589	8.90%	48,165	2004
	6.390951	8.079462	26.42%	52,853	2003
	8.349328	6.390951	-23.46%	54,786	2002
	9.649314	8.349328	-13.47%	48,018	2001
	10.805770	9.649314	-10.70%	2,613	2000

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.054621	13.387149	-4.75%	1,332	2008
	13.682297	14.054621	2.72%	1,332	2007
	13.317914	13.682297	2.74%	1,212	2006
	13.236887	13.317914	0.61%	1,212	2005
	12.871793	13.236887	2.84%	1,212	2004
	12.427692	12.871793	3.57%	1,212	2003
	11.440067	12.427692	8.63%	5,124	2002
	10.714289	11.440067	6.77%	5,375	2001
	9.784289	10.714289	9.51%	0	2000

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	36.696663	21.853693	-40.45%	0	2008
	32.278573	36.696663	13.69%	0	2007
	29.119176	32.278573	10.85%	0	2006
	25.021252	29.119176	16.38%	0	2005
	20.369090	25.021252	22.84%	0	2004
	14.935559	20.369090	36.38%	0	2003
	16.837022	14.935559	-11.29%	0	2002
	17.698948	16.837022	-4.87%	0	2001
	13.461529	17.698948	31.48%	0	2000

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.844623	13.582416	-40.54%	19,466	2008
	20.120136	22.844623	13.54%	26,677	2007
	18.181040	20.120136	10.67%	38,537	2006
	15.647345	18.181040	16.19%	40,298	2005
	12.749910	15.647345	22.73%	49,855	2004
	9.367309	12.749910	36.11%	43,850	2003
	10.575013	9.367309	-11.42%	22,846	2002
	11.133863	10.575013	-5.02%	12,541	2001
	10.000000	11.133863	11.34%	1,897	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.828815	11.998141	1.43%	0	2008
	11.424265	11.828815	3.54%	0	2007
	11.062588	11.424265	3.27%	0	2006
	10.904407	11.062588	1.45%	0	2005
	10.944031	10.904407	-0.36%	0	2004
	11.006409	10.944031	-0.57%	0	2003
	10.993508	11.006409	0.12%	0	2002
	10.722656	10.993508	2.53%	0	2001
	10.241878	10.722656	4.69%	0	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.634145	8.639914	-44.74%	0	2008
	13.550076	15.634145	15.38%	0	2007
	11.668634	13.550076	16.12%	0	2006
	9.961848	11.668634	17.13%	0	2005
	8.916071	9.961848	11.73%	0	2004
	6.324013	8.916071	40.99%	0	2003
	8.064235	6.324013	-21.58%	0	2002
	10.405612	8.064235	-22.50%	0	2001
	13.072073	10.405612	-20.40%	0	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.481789	6.886171	-44.83%	7,082	2008
	10.832149	12.481789	15.23%	10,305	2007
	9.341910	10.832149	15.95%	11,481	2006
	7.988159	9.341910	16.95%	13,618	2005
	7.160561	7.988159	11.56%	15,027	2004
	5.084823	7.160561	40.82%	18,426	2003
	6.493251	5.084823	-21.69%	14,718	2002
	8.366798	6.493251	-22.39%	7,131	2001
	10.000000	8.366798	-16.33%	280	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.217332	9.501199	-44.82%	4,449	2008
	14.940911	17.217332	15.24%	6,105	2007
	12.880975	14.940911	15.99%	7,318	2006
	11.018158	12.880975	16.91%	5,326	2005
	10.000000	11.018158	10.18%	456	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.317872	9.568180	-44.75%	0	2008
	15.006992	17.317872	15.40%	0	2007
	12.922937	15.006992	16.13%	0	2006
	11.037032	12.922937	17.09%	0	2005
	10.000000	11.037032	10.37%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.258498	6.979130	-47.36%	0	2008
	13.205172	13.258498	0.40%	0	2007
	11.708192	13.205172	12.79%	0	2006
	11.210104	11.708192	4.44%	0	2005
	10.251504	11.210104	9.35%	0	2004
	7.766331	10.251504	32.00%	0	2003
	9.365479	7.766331	-17.07%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.127935	6.901130	-47.43%	0	2008
	13.092168	13.127935	0.27%	0	2007
	11.623030	13.092168	12.64%	0	2006
	11.154406	11.623030	4.20%	0	2005
	10.213818	11.154406	9.21%	0	2004
	7.756777	10.213818	31.68%	0	2003
	9.365487	7.756777	-17.18%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.554073	7.956797	-51.93%	0	2008
	15.924416	16.554073	3.95%	0	2007
	13.919785	15.924416	14.40%	0	2006
	13.786129	13.919785	0.97%	0	2005
	12.284809	13.786129	12.22%	0	2004
	7.907921	12.284809	55.35%	0	2003
	10.000000	7.907921	-20.92%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.524014	7.444867	-52.04%	3,118	2008
	14.955971	15.524014	3.80%	3,544	2007
	13.094574	14.955971	14.22%	6,078	2006
	12.985028	13.094574	0.84%	6,942	2005
	11.586011	12.985028	12.08%	6,852	2004
	7.478338	11.586011	54.93%	14,406	2003
	10.000000	7.478338	-25.22%	2,374	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.597751	9.779928	-28.08%	0	2008
	14.154722	13.597751	-3.93%	1,351	2007
	12.243150	14.154722	15.61%	1,351	2006
	11.993687	12.243150	2.08%	1,351	2005
	10.950541	11.993687	9.53%	0	2004
	8.906815	10.950541	22.95%	0	2003
	10.000000	8.906815	-10.93%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.587021	-34.13%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.573499	10.339759	-41.16%	0	2008
	15.417447	17.573499	13.98%	0	2007
	12.867521	15.417447	19.82%	0	2006
	11.830158	12.867521	8.77%	0	2005
	10.108571	11.830158	17.03%	0	2004
	7.746064	10.108571	30.50%	0	2003
	10.000000	7.746064	-22.54%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.517750	10.995628	-37.23%	0	2008
	16.766841	17.517750	4.48%	0	2007
	15.374397	16.766841	9.06%	481	2006
	14.079355	15.374397	9.20%	481	2005
	12.174698	14.079355	15.64%	0	2004
	10.000000	12.174698	21.75%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.462767	7.111673	-37.96%	6,857	2008
	10.487938	11.462767	9.29%	10,599	2007
	9.927473	10.487938	5.65%	12,187	2006
	9.674407	9.927473	2.62%	10,434	2005
	9.016576	9.674407	7.30%	10,655	2004
	7.469892	9.016576	20.71%	15,342	2003
	10.000000	7.469892	-25.30%	4,901	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.541839	5.023606	-52.35%	13,017	2008
	9.778805	10.541839	7.80%	23,517	2007
	9.709344	9.778805	0.72%	25,412	2006
	9.587807	9.709344	1.27%	29,622	2005
	8.514470	9.587807	12.61%	29,030	2004
	6.330796	8.514470	34.49%	29,979	2003
	10.000000	6.330796	-36.69%	9,422	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.445532	6.814794	-40.46%	5,027	2008
	11.370804	11.445532	0.66%	5,242	2007
	10.226987	11.370804	11.18%	4,032	2006
	9.889940	10.226987	3.41%	7,509	2005
	9.458357	9.889940	4.56%	7,173	2004
	7.200074	9.458357	31.36%	11,292	2003
	10.000000	7.200074	-28.00%	8,651	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.606841	10.333820	-33.79%	8,543	2008
	14.734964	15.606841	5.92%	9,264	2007
	12.419543	14.734964	18.64%	11,046	2006
	11.848289	12.419543	4.82%	17,560	2005
	10.480958	11.848289	13.05%	15,698	2004
	8.536736	10.480958	22.77%	16,053	2003
	10.000000	8.536736	-14.63%	995	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	13.029333	8.931935	-31.45%	4,183	2008
	12.382371	13.029333	5.22%	7,169	2007
	11.389945	12.382371	8.71%	9,975	2006
	11.124221	11.389945	2.39%	14,441	2005
	10.665990	11.124221	4.30%	20,527	2004
	9.236951	10.665990	15.47%	19,226	2003
	10.000000	9.236951	-7.63%	13,797	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.310009	5.486248	-46.79%	0	2008
	10.162920	10.310009	1.45%	0	2007
	10.000000	10.162920	1.63%	1,478	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	1,238	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.917058	7.547477	-30.87%	0	2008
	10.448212	10.917058	4.49%	7,480	2007
	10.000000	10.448212	4.48%	3,523	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.573953	9.382348	-11.27%	3,315	2008
	10.430304	10.573953	1.38%	1,135	2007
	10.000000	10.430304	4.30%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.080556	7.297903	-39.59%	0	2008
	10.730389	12.080556	12.58%	0	2007
	10.000000	10.730389	7.30%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.299224	6.205551	-45.08%	6,328	2008
	10.257600	11.299224	10.15%	7,333	2007
	10.000000	10.257600	2.58%	3,996	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.789543	5.969082	-39.03%	0	2008
	10.000000	9.789543	-2.10%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.536825	8.166545	-29.21%	0	2008
	11.359568	11.536825	1.56%	0	2007
	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	38.605478	15.989073	-58.58%	0	2008
	27.010025	38.605478	42.93%	0	2007
	20.125433	27.010025	34.21%	1,818	2006
	15.447087	20.125433	30.29%	1,818	2005
	13.027753	15.447087	18.57%	1,928	2004
	8.036053	13.027753	62.12%	1,928	2003
	10.000000	8.036053	-19.64%	816	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.468725	12.224203	-58.52%	3,299	2008
	20.580914	29.468725	43.18%	16,992	2007
	15.307966	20.580914	34.45%	10,619	2006
	11.735542	15.307966	30.44%	4,694	2005
	10.000000	11.735542	17.36%	3,755	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.450702	-45.49%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.100655	-48.99%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.114157	-38.86%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.112260	-38.88%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.346384	-36.54%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.906100	-20.94%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.820358	-1.80%	126	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.826168	-1.74%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.050318	12.779374	6.05%	17,228	2008
	11.423325	12.050318	5.49%	16,222	2007
	11.227530	11.423325	1.74%	21,512	2006
	11.043399	11.227530	1.67%	20,139	2005
	10.862900	11.043399	1.66%	30,697	2004
	10.817550	10.862900	0.42%	43,668	2003
	10.000000	10.817550	8.18%	16,850	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.954959	11.060772	-7.48%	61,248	2008
	11.524069	11.954959	3.74%	67,361	2007
	11.025390	11.524069	4.52%	89,099	2006
	10.840030	11.025390	1.71%	90,743	2005
	10.521213	10.840030	3.03%	90,083	2004
	9.903786	10.521213	6.23%	114,227	2003
	10.000000	9.903786	-0.96%	37,637	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.866095	10.761012	-16.36%	36,082	2008
	12.346339	12.866095	4.21%	48,070	2007
	11.565999	12.346339	6.75%	59,272	2006
	11.243219	11.565999	2.87%	99,098	2005
	10.657261	11.243219	5.50%	101,306	2004
	9.520757	10.657261	11.94%	65,685	2003
	10.000000	9.520757	-4.79%	21,078	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.631611	10.307241	-24.39%	173,030	2008
	13.105682	13.631611	4.01%	226,502	2007
	11.954265	13.105682	9.63%	242,103	2006
	11.525966	11.954265	3.72%	258,346	2005
	10.688174	11.525966	7.84%	245,666	2004
	9.043080	10.688174	18.19%	206,569	2003
	10.000000	9.043080	-9.57%	89,434	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.721452	9.943468	-32.46%	60,558	2008
	14.088023	14.721452	4.50%	91,737	2007
	12.492682	14.088023	12.77%	112,390	2006
	11.850697	12.492682	5.42%	108,403	2005
	10.738625	11.850697	10.36%	156,914	2004
	8.612781	10.738625	24.68%	159,633	2003
	10.000000	8.612781	-13.87%	112,609	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.384111	9.565238	-37.82%	12,794	2008
	14.748864	15.384111	4.31%	40,874	2007
	12.818201	14.748864	15.06%	32,206	2006
	12.062674	12.818201	6.26%	31,787	2005
	10.745377	12.062674	12.26%	29,804	2004
	8.276782	10.745377	29.83%	35,068	2003
	10.000000	8.276782	-17.23%	8,147	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.812673	9.890848	-37.45%	0	2008
	14.934039	15.812673	5.88%	594	2007
	13.803458	14.934039	8.19%	594	2006
	12.506920	13.803458	10.37%	594	2005
	10.976905	12.506920	13.94%	0	2004
	8.280298	10.976905	32.57%	0	2003
	10.000000	8.280298	-17.20%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.907941	9.302751	-37.60%	13,021	2008
	14.104203	14.907941	5.70%	15,052	2007
	13.053887	14.104203	8.05%	17,203	2006
	11.849007	13.053887	10.17%	15,160	2005
	10.419971	11.849007	13.71%	15,660	2004
	7.880875	10.419971	32.22%	15,657	2003
	10.000000	7.880875	-21.19%	11,135	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.515824	10.565443	0.47%	80,960	2008
	10.193741	10.515824	3.16%	71,045	2007
	9.905063	10.193741	2.91%	38,979	2006
	9.799130	9.905063	1.08%	29,239	2005
	9.873298	9.799130	-0.75%	25,880	2004
	9.966390	9.873298	-0.93%	22,866	2003
	10.000000	9.966390	-0.34%	11,334	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.060724	-39.39%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.534392	8.207310	-47.17%	0	2008
	15.330918	15.534392	1.33%	956	2007
	12.685965	15.330918	20.85%	956	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.380343	8.107963	-47.28%	1,446	2008
	15.213340	15.380343	1.10%	1,470	2007
	12.623671	15.213340	20.51%	3,754	2006
	11.468479	12.623671	10.07%	6,683	2005
	10.000000	11.468479	14.68%	283	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.294480	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.204977	-37.95%	0	2008*

					2008*
NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.687632	-33.12%	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.166155	6.403440	-47.37%	3,578	2008
	11.286483	12.166155	7.79%	3,578	2007
	11.131397	11.286483	1.39%	3,381	2006
	10.494338	11.131397	6.07%	2,533	2005
	9.419174	10.494338	11.41%	2,533	2004
	7.136522	9.419174	31.99%	2,533	2003
	10.000000	7.136522	-28.63%	676	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.661089	9.792769	-33.21%	0	2008
	15.996054	14.661089	-8.35%	0	2007
	13.851719	15.996054	15.48%	0	2006
	13.649711	13.851719	1.48%	0	2005
	11.819884	13.649711	15.48%	0	2004
	7.654018	11.819884	54.43%	0	2003
	10.000000	7.654018	-23.46%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.428075	8.949626	-33.35%	335	2008
	14.703631	13.428075	-8.68%	1,071	2007
	12.753964	14.703631	15.29%	3,613	2006
	12.603640	12.753964	1.19%	5,763	2005
	10.942237	12.603640	15.18%	3,613	2004
	7.104185	10.942237	54.03%	5,298	2003
	10.000000	7.104185	-28.96%	731	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.371285	9.962119	-39.15%	0	2008
	16.283289	16.371285	0.54%	0	2007
	14.761857	16.283289	10.31%	0	2006
	13.349292	14.761857	10.58%	0	2005
	11.392292	13.349292	17.18%	0	2004
	8.205908	11.392292	38.83%	0	2003
	10.000000	8.205908	-17.94%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.560828	10.050460	-39.31%	8,734	2008
	16.510220	16.560828	0.31%	14,061	2007
	15.005949	16.510220	10.02%	15,286	2006
	13.607722	15.005949	10.28%	12,995	2005
	11.636162	13.607722	16.94%	13,733	2004
	8.405511	11.636162	38.43%	11,784	2003
	10.000000	8.405511	-15.94%	1,202	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.313264	6.503084	-42.52%	0	2008
	10.651572	11.313264	6.21%	0	2007
	10.000000	10.651572	6.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.840303	-1.60%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.574716	-44.25%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.752689	6.821951	-46.51%	11,556	2008
	11.377704	12.752689	12.08%	14,099	2007
	10.731966	11.377704	6.02%	19,377	2006
	10.395002	10.731966	3.24%	20,976	2005
	9.903455	10.395002	4.96%	21,222	2004
	7.697119	9.903455	28.66%	20,629	2003
	10.000000	7.697119	-23.03%	8,838	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.756316	9.276871	-41.12%	0	2008
	15.051810	15.756316	4.68%	0	2007
	12.990315	15.051810	15.87%	0	2006
	11.539692	12.990315	12.57%	0	2005
	10.000000	11.539692	15.40%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.613350	9.169235	-41.27%	6,082	2008
	14.954489	15.613350	4.41%	10,378	2007
	12.938136	14.954489	15.58%	7,197	2006
	11.522606	12.938136	12.28%	6,922	2005
	10.000000	11.522606	15.23%	2,470	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.797809	10.479849	-41.12%	0	2008
	17.004983	17.797809	4.66%	0	2007
	14.675548	17.004983	15.87%	0	2006
	13.040128	14.675548	12.54%	0	2005
	11.115302	13.040128	17.32%	0	2004
	7.894020	11.115302	40.81%	0	2003
	10.000000	7.894020	-21.06%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.543236	10.305353	-41.26%	14,225	2008
	16.799349	17.543236	4.43%	14,611	2007
	14.538652	16.799349	15.55%	19,136	2006
	12.946559	14.538652	12.30%	19,222	2005
	11.062001	12.946559	17.04%	19,246	2004
	7.864982	11.062001	40.65%	20,670	2003
	10.000000	7.864982	-21.35%	7,504	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.417420	2.817160	-79.00%	0	2008
	13.643693	13.417420	-1.66%	0	2007
	12.664500	13.643693	7.73%	0	2006
	12.572462	12.664500	0.73%	0	2005
	11.719537	12.572462	7.28%	0	2004
	9.603193	11.719537	22.04%	0	2003
	10.000000	9.603193	-3.97%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.125417	7.930540	-39.58%	12,564	2008
	12.801715	13.125417	2.53%	17,994	2007
	11.330500	12.801715	12.98%	19,730	2006
	10.883564	11.330500	4.11%	22,962	2005
	10.128590	10.883564	7.45%	32,619	2004
	8.136771	10.128590	24.48%	42,761	2003
	10.000000	8.136771	-18.63%	9,570	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.595131	10.157063	-38.79%	0	2008
	17.064308	16.595131	-2.75%	0	2007
	15.071787	17.064308	13.22%	0	2006
	13.926691	15.071787	8.22%	0	2005
	11.845461	13.926691	17.57%	0	2004
	8.334376	11.845461	42.13%	0	2003
	10.000000	8.334376	-16.66%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.678450	5.907088	-38.97%	0	2008
	9.970470	9.678450	-2.93%	0	2007
	10.000000	9.970470	-0.30%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.807879	12.466621	-15.81%	4,336	2008
	13.730686	14.807879	7.85%	6,858	2007
	13.005504	13.730686	5.58%	7,984	2006
	12.890134	13.005504	0.90%	9,405	2005
	12.074690	12.890134	6.75%	10,905	2004
	10.468453	12.074690	15.34%	14,076	2003
	10.000000	10.468453	4.68%	5,181	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.709772	8.877511	-39.65%	1,210	2008
	15.903032	14.709772	-7.50%	1,277	2007
	13.935435	15.903032	14.12%	271	2006
	13.450952	13.935435	3.60%	25	2005
	12.296362	13.450952	9.39%	25	2004
	10.000000	12.296362	22.96%	25	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.383373	9.591854	-44.82%	0	2008
	16.295155	17.383373	6.68%	0	2007
	12.958826	16.295155	25.75%	0	2006
	11.731315	12.958826	10.46%	0	2005
	10.255110	11.731315	14.39%	0	2004
	8.104436	10.255110	26.54%	0	2003
	10.000000	8.104436	-18.96%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.805031	8.838125	-40.30%	0	2008
	17.231207	14.805031	-14.08%	0	2007
	14.921148	17.231207	15.48%	0	2006
	14.159691	14.921148	5.38%	0	2005
	11.395302	14.159691	24.26%	0	2004
	7.734536	11.395302	47.33%	0	2003
	10.000000	7.734536	-22.65%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.691682	7.247719	-38.01%	2,028	2008
	11.255424	11.691682	3.88%	2,161	2007
	10.842793	11.255424	3.81%	1,952	2006
	10.419822	10.842793	4.06%	2,023	2005
	10.076730	10.419822	3.40%	2,097	2004
	8.194146	10.076730	22.97%	0	2003
	10.000000	8.194146	-18.06%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.194198	9.868405	-11.84%	0	2008
	10.807431	11.194198	3.58%	78	2007
	10.599662	10.807431	1.96%	78	2006
	10.358581	10.599662	2.33%	78	2005
	10.109894	10.358581	2.46%	78	2004
	10.000000	10.109894	1.10%	78	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.692916	13.228746	-39.02%	1,223	2008
	26.637513	21.692916	-18.56%	1,866	2007
	19.652656	26.637513	35.54%	4,689	2006
	17.097154	19.652656	14.95%	837	2005
	12.762538	17.097154	33.96%	4,972	2004
	10.000000	12.762538	27.63%	837	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.263210	5.642307	-49.90%	6,026	2008
	9.808925	11.263210	14.83%	7,795	2007
	9.708133	9.808925	1.04%	11,873	2006
	9.160820	9.708133	5.97%	14,048	2005
	8.714448	9.160820	5.12%	14,924	2004
	6.967759	8.714448	25.07%	23,956	2003
	10.000000	6.967759	-30.32%	11,069	2002

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.447819	8.499243	-36.80%	17,667	2008
	13.986360	13.447819	-3.85%	21,948	2007
	12.241771	13.986360	14.25%	27,889	2006
	11.943112	12.241771	2.50%	37,995	2005
	10.330703	11.943112	15.61%	37,548	2004
	8.024234	10.330703	28.74%	47,894	2003
	10.000000	8.024234	-19.76%	22,730	2002*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.910368	6.109813	-52.68%	58,153	2008
	12.944899	12.910368	-0.27%	73,839	2007
	11.647475	12.944899	11.14%	79,861	2006
	11.226919	11.647475	3.75%	103,095	2005
	10.293732	11.226919	9.07%	90,599	2004
	7.848145	10.293732	31.16%	82,217	2003
	10.000000	7.848145	-21.52%	35,660	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.438353	7.021966	-43.55%	4,776	2008
	11.314219	12.438353	9.94%	6,052	2007
	10.840947	11.314219	4.37%	6,251	2006
	10.146320	10.840947	6.85%	6,594	2005
	9.697196	10.146320	4.63%	18,590	2004
	7.628504	9.697196	27.12%	6,580	2003
	10.000000	7.628504	-23.71%	1,006	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.841046	8.257016	-47.88%	0	2008
	14.524870	15.841046	9.06%	0	2007
	12.667691	14.524870	14.66%	0	2006
	11.744915	12.667691	7.86%	0	2005
	10.334094	11.744915	13.65%	0	2004
	7.758677	10.334094	33.19%	0	2003
	10.000000	7.758677	-22.41%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	1,029	2007
	11.859145	13.567015	14.40%	0	2006
	11.029409	11.859145	7.52%	0	2005
	10.000000	11.029409	10.29%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.487246	7.896187	-31.26%	0	2008
	10.798560	11.487246	6.38%	0	2007
	10.000000	10.798560	7.99%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.443855	7.846153	-31.44%	3,693	2008
	10.781507	11.443855	6.14%	5,432	2007
	10.000000	10.781507	7.82%	9,793	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.456049	12.551951	-41.50%	1,614	2008
	19.054010	21.456049	12.61%	2,060	2007
	15.141344	19.054010	25.84%	2,233	2006
	13.072600	15.141344	15.83%	2,531	2005
	10.739369	13.072600	21.73%	2,823	2004
	8.486795	10.739369	26.54%	6,474	2003
	10.000000	8.486795	-15.13%	3,607	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	15.020494	10.564701	-29.66%	0	2008
	13.935338	15.020494	7.79%	0	2007
	12.730146	13.935338	9.47%	0	2006
	12.020998	12.730146	5.90%	0	2005
	10.733300	12.020998	12.00%	0	2004
	8.567534	10.733300	25.28%	0	2003
	10.000000	8.567534	-14.32%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.951751	8.141536	-41.65%	13,578	2008
	13.522612	13.951751	3.17%	24,083	2007
	11.746786	13.522612	15.12%	24,773	2006
	11.412717	11.746786	2.93%	25,906	2005
	10.428037	11.412717	9.44%	27,565	2004
	8.017175	10.428037	30.07%	20,466	2003
	10.000000	8.017175	-19.83%	2,094	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.856845	11.885853	-54.03%	14,364	2008
	24.890155	25.856845	3.88%	15,207	2007
	18.719533	24.890155	32.96%	15,512	2006
	16.325904	18.719533	14.66%	17,468	2005
	13.284662	16.325904	22.89%	17,630	2004
	9.378586	13.284662	41.65%	27,781	2003
	10.000000	9.378586	-6.21%	14,345	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.827488	7.003584	-40.79%	5,527	2008
	10.580405	11.827488	11.79%	6,974	2007
	10.821365	10.580405	-2.23%	6,716	2006
	9.575494	10.821365	13.01%	14,633	2005
	8.981652	9.575494	6.61%	16,082	2004
	7.398726	8.981652	21.39%	15,524	2003
	10.000000	7.398726	-26.01%	6,981	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.263299	10.914315	-36.78%	16,897	2008
	17.281568	17.263299	-0.11%	16,118	2007
	15.377862	17.281568	12.38%	16,649	2006
	14.655318	15.377862	4.93%	21,842	2005
	12.507784	14.655318	17.17%	22,339	2004
	9.021757	12.507784	38.64%	23,613	2003
	10.000000	9.021757	-9.78%	7,927	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.445658	10.499785	-32.02%	0	2008
	15.801708	15.445658	-2.25%	0	2007
	14.035313	15.801708	12.59%	0	2006
	13.300763	14.035313	5.52%	0	2005
	11.089928	13.300763	19.94%	0	2004
	8.179731	11.089928	35.58%	0	2003
	10.000000	8.179731	-18.20%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.947102	7.708778	-35.48%	0	2008
	11.265359	11.947102	6.05%	0	2007
	10.483470	11.265359	7.46%	0	2006
	10.281699	10.483470	1.96%	0	2005
	9.837878	10.281699	4.51%	0	2004
	7.934461	9.837878	23.99%	0	2003
	10.000000	7.934461	-20.66%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.085584	8.712043	-38.15%	0	2008
	13.601096	14.085584	3.56%	0	2007
	11.966974	13.601096	13.66%	0	2006
	11.616017	11.966974	3.02%	0	2005
	10.669550	11.616017	8.87%	0	2004
	8.446991	10.669550	26.31%	0	2003
	10.000000	8.446991	-15.53%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.822529	9.758522	-38.33%	27,449	2008
	15.316694	15.822529	3.30%	32,055	2007
	13.510602	15.316694	13.37%	32,464	2006
	13.146761	13.510602	2.77%	32,906	2005
	12.107122	13.146761	8.59%	33,463	2004
	10.000000	12.107122	21.07%	6,887	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.397031	7.405869	-35.02%	3,991	2008
	12.850809	11.397031	-11.31%	6,681	2007
	11.211070	12.850809	14.63%	8,533	2006
	10.873504	11.211070	3.10%	9,682	2005
	10.091486	10.873504	7.75%	10,208	2004
	8.054925	10.091486	25.28%	8,013	2003
	10.000000	8.054925	-19.45%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.848275	8.891775	-30.79%	2,435	2008
	11.910009	12.848275	7.88%	2,349	2007
	10.453364	11.910009	13.93%	2,432	2006
	10.445777	10.453364	0.07%	2,483	2005
	9.910964	10.445777	5.40%	2,498	2004
	8.130621	9.910964	21.90%	2,536	2003
	10.000000	8.130621	-18.69%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.303607	10.401808	-27.28%	19,394	2008
	14.088671	14.303607	1.53%	20,393	2007
	12.948753	14.088671	8.80%	31,431	2006
	12.866475	12.948753	0.64%	39,176	2005
	11.869662	12.866475	8.40%	40,133	2004
	9.904156	11.869662	19.85%	32,631	2003
	10.000000	9.904156	-0.96%	10,575	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.230541	8.134280	-46.59%	0	2008
	14.130638	15.230541	7.78%	0	2007
	12.078167	14.130638	16.99%	0	2006
	11.252569	12.078167	7.34%	0	2005
	10.025450	11.252569	12.24%	0	2004
	7.726886	10.025450	29.75%	0	2003
	10.000000	7.726886	-22.73%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.416310	9.683176	-44.40%	0	2008
	14.998435	17.416310	16.12%	0	2007
	14.082516	14.998435	6.50%	0	2006
	12.697817	14.082516	10.91%	0	2005
	11.179147	12.697817	13.58%	0	2004
	8.110264	11.179147	37.84%	0	2003
	10.000000	8.110264	-18.90%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.751573	10.720802	-8.77%	0	2008
	11.333522	11.751573	3.69%	0	2007
	11.057929	11.333522	2.49%	0	2006
	11.093317	11.057929	-0.32%	0	2005
	10.879854	11.093317	1.96%	0	2004
	10.565900	10.879854	2.97%	0	2003
	10.000000	10.565900	5.66%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.716643	10.658382	-9.03%	16,215	2008
	11.326011	11.716643	3.45%	33,529	2007
	11.075534	11.326011	2.26%	29,805	2006
	11.145122	11.075534	-0.62%	32,213	2005
	10.962410	11.145122	1.67%	35,788	2004
	10.667089	10.962410	2.77%	47,768	2003
	10.000000	10.667089	6.67%	16,815	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.079691	6.076753	-49.69%	0	2008
	10.447543	12.079691	15.62%	0	2007
	9.792180	10.447543	6.69%	0	2006
	9.215641	9.792180	6.26%	0	2005
	8.496522	9.215641	8.46%	0	2004
	6.617605	8.496522	28.39%	0	2003
	9.129753	6.617605	-27.52%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.853279	5.959486	-49.72%	17,517	2008
	10.268714	11.853279	15.43%	22,826	2007
	9.636274	10.268714	6.56%	23,497	2006
	9.088935	9.636274	6.02%	23,606	2005
	8.399945	9.088935	8.20%	24.791	2004
	6.552177	8.399945	28.20%	11,058	2003
	9.074349	6.552177	-27.79%	110	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.417435	8.697102	-29.96%	0	2008
	10.940202	12.417435	13.50%	0	2007
	10.367483	10.940202	5.52%	0	2006
	10.137395	10.367483	2.27%	0	2005
	9.778212	10.137395	3.67%	0	2004
	8.427977	9.778212	16.02%	0	2003
	9.396957	8.427977	-10.31%	0	2002
	9.974006	9.396957	-5.79%	0	2001
	10.564193	9.974006	-5.59%	0	2000
	10.000000	10.564193	5.64%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.625610	8.132681	-30.05%	1,518	2008
	10.258918	11.625610	13.32%	1,518	2007
	9.730875	10.258918	5.43%	1,518	2006
	9.528407	9.730875	2.12%	1,518	2005
	9.206638	9.528407	3.49%	1,518	2004
	7.951733	9.206638	15.78%	1,518	2003
	8.883133	7.951733	-10.49%	1,518	2002
	9.442327	8.883133	-5.92%	393	2001
	10.000000	9.442327	-5.58%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.148267	7.033960	-36.91%	0	2008
	9.531478	11.148267	16.96%	0	2007
	9.065170	9.531478	5.14%	0	2006
	8.875650	9.065170	2.14%	0	2005
	8.521194	8.875650	4.16%	0	2004
	7.031903	8.521194	21.18%	0	2003
	8.461230	7.031903	-16.89%	0	2002
	9.297750	8.461230	-9.00%	0	2001
	10.810265	9.297750	-13.99%	0	2000
	10.000000	10.810265	8.10%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.270890	6.473913	-36.97%	768	2008
	8.801518	10.270890	16.69%	819	2007
	8.380699	8.801518	5.02%	1,806	2006
	8.223411	8.380699	1.91%	1,806	2005
	7.911639	8.223411	3.94%	1,806	2004
	6.535322	7.911639	21.06%	1,806	2003
	7.890448	6.535322	-17.17%	1,806	2002
	8.679190	7.890448	-9.09%	354	2001
	10.000000	8.679190	-13.21%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.677747	7.581228	-35.08%	0	2008
	10.898795	11.677747	7.15%	0	2007
	9.920791	10.898795	9.86%	0	2006
	9.546141	9.920791	3.92%	0	2005
	9.202385	9.546141	3.74%	0	2004
	7.957246	9.202385	15.65%	0	2003
	8.862535	7.957246	-10.21%	0	2002
	9.165506	8.862535	-3.31%	0	2001
	9.740797	9.165506	-5.91%	0	2000
	10.000000	9.740797	-2.59%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.059687	7.814267	-35.20%	5,320	2008
	11.273813	12.059687	6.97%	6,571	2007
	10.275101	11.273813	9.72%	10,142	2006
	9.894860	10.275101	3.84%	10,606	2005
	9.563564	9.894860	3.46%	12,201	2004
	8.277726	9.563564	15.53%	14,265	2003
	9.237597	8.277726	-10.39%	13,412	2002
	9.567701	9.237597	-3.45%	2,815	2001
	10.000000	9.567701	-4.32%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.661401	9.408023	-43.53%	572	2008
	14.410718	16.661401	15.62%	572	2007
	13.123425	14.410718	9.81%	572	2006
	11.413264	13.123425	14.98%	572	2005
	10.056233	11.413264	13.49%	572	2004
	7.962109	10.056233	26.30%	572	2003
	8.933644	7.962109	-10.88%	572	2002
	10.360545	8.933644	-13.77%	9,702	2001
	11.285979	10.360545	-8.20%	11,897	2000
	10.000000	11.285979	12.86%	572	1999*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.654084	8.263477	-43.61%	66,159	2008
	12.696713	14.654084	15.42%	106,297	2007
	11.578897	12.696713	9.65%	105,526	2006
	10.087339	11.578897	14.79%	116,331	2005
	8.901874	10.087339	13.32%	140,456	2004
	7.056755	8.901874	26.15%	85,716	2003
	7.933544	7.056755	-11.05%	18,060	2002
	9.211994	7.933544	-13.88%	556	2001
	10.000000	9.211994	-7.88%	556	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.639075	5.578077	-42.13%	0	2008
	9.162140	9.639075	5.21%	0	2007
	8.167728	9.162140	12.17%	0	2006
	6.860697	8.167728	19.05%	0	2005
	6.884489	6.860697	-0.35%	0	2004
	5.589135	6.884489	23.18%	0	2003
	6.122434	5.589135	-8.71%	0	2002
	8.716039	6.122434	-29.76%	0	2001
	10.000000	8.716039	-12.84%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.528641	5.499204	-42.29%	1,070	2008
	9.073787	9.528641	5.01%	1,228	2007
	8.101693	9.073787	12.00%	1,258	2006
	6.822370	8.101693	18.75%	1,288	2005
	6.845534	6.822370	-0.34%	1,319	2004
	5.569356	6.845534	22.91%	1,235	2003
	6.122437	5.569356	-9.03%	228	2002
	8.716033	6.122437	-29.76%	743	2001
	10.000000	8.716033	-12.84%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.051181	7.357803	-43.62%	0	2008
	13.079150	13.051181	-0.21%	0	2007
	11.068633	13.079150	18.16%	0	2006
	10.635699	11.068633	4.07%	0	2005
	9.704043	10.635699	9.60%	0	2004
	7.573088	9.704043	28.14%	0	2003
	9.272487	7.573088	-18.33%	0	2002
	9.929472	9.272487	-6.62%	0	2001
	9.316254	9.929472	6.58%	0	2000
	10.000000	9.316254	-6.84%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.081481	7.923737	-43.73%	32,632	2008
	14.131886	14.081481	-0.36%	44,355	2007
	11.974577	14.131886	18.02%	50,728	2006
	11.526633	11.974577	3.89%	50,336	2005
	10.531033	11.526633	9.45%	57,610	2004
	8.230585	10.531033	27.95%	45,410	2003
	10.096273	8.230585	-18.48%	14,826	2002
	10.827267	10.096273	-6.75%	3,103	2001
	10.000000	10.827267	8.27%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.465979	6.569031	-42.71%	0	2008
	10.404771	11.465979	10.20%	0	2007
	9.356161	10.404771	11.21%	0	2006
	8.842224	9.356161	5.81%	0	2005
	8.497113	8.842224	4.06%	0	2004
	6.986435	8.497113	21.62%	0	2003
	8.522859	6.986435	-18.03%	0	2002
	9.503349	8.522859	-10.32%	0	2001
	10.027355	9.503349	-5.23%	0	2000
	10.000000	10.027355	0.27%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.677927	6.676315	-42.83%	17,444	2008
	10.610638	11.677927	10.06%	18,685	2007
	9.554394	10.610638	11.06%	19,317	2006
	9.040298	9.554394	5.69%	19,671	2005
	8.706390	9.040298	3.84%	21,396	2004
	7.167473	8.706390	21.47%	24,563	2003
	8.759735	7.167473	-18.18%	19,620	2002
	9.784346	8.759735	-10.47%	945	2001
	10.000000	9.784346	-2.16%		2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.404598	4.158560	-55.78%	0	2008
	7.768288	9.404598	21.06%	0	2007
	7.496847	7.768288	3.62%	0	2006
	6.998216	7.496847	7.13%	0	2005
	6.643024	6.998216	5.35%	0	2004
	5.206579	6.643024	27.59%	0	2003
	6.776524	5.206579	-23.17%	0	2002
	8.049698	6.776524	-15.82%	0	2001
	9.876485	8.049698	-18.50%	0	2000
	10.000000	9.876485	-1.24%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.782133	4.318157	-55.86%	0	2008
	8.089141	9.782133	20.93%	424	2007
	7.820057	8.089141	3.44%	453	2006
	7.312358	7.820057	6.94%	483	2005
	6.952188	7.312358	5.18%	514	2004
	5.459709	6.952188	27.34%	545	2003
	7.114268	5.459709	-23.26%	0	2002
	8.470902	7.114268	-16.02%	662	2001
	10.000000	8.470902	-15.29%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.859663	5.638305	-48.08%	539	2008
	8.699551	10.859663	24.83%	539	2007
	8.283021	8.699551	5.03%	539	2006
	7.965428	8.283021	3.99%	539	2005
	7.839114	7.965428	1.61%	539	2004
	5.999654	7.839114	30.66%	539	2003
	8.735373	5.999654	-31.32%	539	2002
	10.791343	8.735373	-19.05%	8,906	2001
	12.330569	10.791343	-12.48%	10,916	2000
	10.000000	12.330569	23.31%	539	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.401970	4.356142	-48.15%	31,685	2008
	6.741914	8.401970	24.62%	58,123	2007
	6.428722	6.741914	4.87%	55,368	2006
	6.192218	6.428722	3.82%	56,788	2005
	6.102357	6.192218	1.47%	64,218	2004
	4.678914	6.102357	30.42%	65,430	2003
	6.821878	4.678914	-31.41%	28,553	2002
	8.441852	6.821878	-19.19%	3,451	2001
	10.000000	8.441852	-15.58%	864	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.774914	7.207705	-26.26%	0	2008
	9.677626	9.774914	1.01%	0	2007
	8.845774	9.677626	9.40%	0	2006
	8.767976	8.845774	0.89%	0	2005
	8.139855	8.767976	7.72%	0	2004
	6.514991	8.139855	24.94%	0	2003
	6.389730	6.514991	1.96%	0	2002
	7.371133	6.389730	-13.31%	0	2001
	9.679099	7.371133	-23.84%	0	2000
	10.000000	9.679099	-3.21%	0	1999*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.513144	7.744032	-26.34%	7,607	2008
	10.420123	10.513144	0.89%	25,644	2007
	9.537576	10.420123	9.25%	26,717	2006
	9.473189	9.537576	0.68%	30,535	2005
	8.801322	9.473189	7.63%	33,546	2004
	7.056444	8.801322	24.73%	30,731	2003
	6.942163	7.056444	1.65%	3,359	2002
	8.011610	6.942163	-13.35%	1,133	2001
	10.000000	8.011610	-19.88%	0	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.788832	7.206471	-26.38%	973	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.788832	7.206471	-26.38%	973	2008
	10.000000	9.788832	-2.11%	21	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.691951	6.628150	-38.01%	765	2008
	10.306169	10.691951	3.74%	765	2007
	9.049819	10.306169	13.88%	765	2006
	8.773332	9.049819	3.15%	765	2005
	8.060356	8.773332	8.85%	1,475	2004
	6.379069	8.060356	26.36%	1,475	2003
	8.338036	6.379069	-23.49%	1,475	2002
	9.641192	8.338036	-13.52%	1,475	2001
	10.802136	9.641192	-10.75%	1,475	2000
	10.000000	10.802136	8.02%	765	1999*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.992947	13.321638	-4.80%	0	2008
	13.629214	13.992947	2.67%	218	2007
	13.272964	13.629214	2.68%	676	2006
	13.198905	13.272964	0.56%	691	2005
	12.841371	13.198905	2.78%	707	2004
	12.404623	12.841371	3.52%	723	2003
	11.424622	12.404623	8.58%	443	2002
	10.705289	11.424622	6.72%	541	2001
	9.780998	10.705289	9.45%	0	2000
	10.000000	9.780998	-2.19%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	36.535499	21.746635	-40.48%	0	2008
	32.153232	36.535499	13.63%	0	2007
	29.020806	32.153232	10.79%	0	2006
	24.949349	29.020806	16.32%	0	2005
	20.320880	24.949349	22.78%	0	2004
	14.907770	20.320880	36.31%	0	2003
	16.814244	14.907770	-11.34%	0	2002
	17.684052	16.814244	-4.92%	0	2001
	13.456992	17.684052	31.41%	0	2000
	10.000000	13.456992	34.57%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.755860	13.522758	-40.57%	25,590	2008
	20.052199	22.755860	13.48%	36,640	2007
	18.128826	20.052199	10.61%	45,269	2006
	15.610305	18.128826	16.13%	62,556	2005
	12.726188	15.610305	22.66%	55,314	2004
	9.354629	12.726188	36.04%	44,877	2003
	10.566070	9.354629	-11.47%	5,986	2002
	11.130134	10.566070	-5.07%	687	2001
	10.000000	11.130134	11.30%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.776824	11.939341	1.38%	17,329	2008
	11.379864	11.776824	3.49%	4,585	2007
	11.025175	11.379864	3.22%	0	2006
	10.873037	11.025175	1.40%	0	2005
	10.918092	10.873037	-0.41%	0	2004
	10.985900	10.918092	-0.62%	0	2003
	10.978600	10.985900	0.07%	0	2002
	10.713587	10.978600	2.47%	2,045	2001
	10.238387	10.713587	4.64%	0	2000
	10.000000	10.238387	2.38%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.565504	8.597601	-44.77%	0	2008
	13.497484	15.565504	15.32%	0	2007
	11.629234	13.497484	16.07%	0	2006
	9.933233	11.629234	17.07%	0	2005
	8.894971	9.933233	11.67%	0	2004
	6.312260	8.894971	40.92%	0	2003
	8.053339	6.312260	-21.62%	0	2002
	10.396864	8.053339	-22.54%	7,861	2001
	13.067686	10.396864	-20.44%	9,748	2000
	10.000000	13.067686	30.68%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.433301	6.855931	-44.86%	5,267	2008
	10.795578	12.433301	15.17%	5,455	2007
	9.315081	10.795578	15.89%	7,289	2006
	7.969239	9.315081	16.89%	7,477	2005
	7.147224	7.969239	11.50%	8,969	2004
	5.077927	7.147224	40.75%	7,166	2003
	6.487750	5.077927	-21.73%	1,330	2002
	8.363990	6.487750	-22.43%	161	2001
	10.000000	8.363990	-16.36%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.185339	9.478707	-44.84%	5,035	2008
	14.920770	17.185339	15.18%	8,590	2007
	12.870128	14.920770	15.93%	3,483	2006
	11.014450	12.870128	16.85%	2,899	2005
	10.000000	11.014450	10.14%	2,117	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.285683	9.545535	-44.78%	0	2008
	14.986748	17.285683	15.34%	0	2007
	12.912051	14.986748	16.07%	0	2006
	11.033330	12.912051	17.03%	0	2005
	10.000000	11.033330	10.33%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.214213	6.952270	-47.39%	0	2008
	13.167799	13.214213	0.35%	0	2007
	11.680987	13.167799	12.73%	0	2006
	11.189722	11.680987	4.39%	0	2005
	10.238060	11.189722	9.30%	0	2004
	7.760077	10.238060	31.93%	0	2003
	9.362696	7.760077	-17.12%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.084096	6.874582	-47.46%	0	2008
	13.055110	13.084096	0.22%	0	2007
	11.596002	13.055110	12.58%	1,307	2006
	11.134117	11.596002	4.15%	1,307	2005
	10.200411	11.134117	9.15%	1,307	2004
	7.750531	10.200411	31.61%	0	2003
	9.362709	7.750531	-17.22%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.507252	7.930256	-51.96%	0	2008
	15.887483	16.507252	3.90%	0	2007
	13.894538	15.887483	14.34%	0	2006
	13.768091	13.894538	0.92%	0	2005
	12.274971	13.768091	12.16%	0	2004
	7.905586	12.274971	55.27%	0	2003
	10.000000	7.905586	-20.94%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.479408	7.419688	-52.07%	7,806	2008
	14.920617	15.479408	3.75%	13,154	2007
	13.070238	14.920617	14.16%	13,926	2006
	12.967456	13.070238	0.79%	13,991	2005
	11.576207	12.967456	12.02%	18,059	2004
	7.475794	11.576207	54.85%	52,255	2003
	10.000000	7.475794	-25.24%	3,345	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.559287	9.747301	-28.11%	0	2008
	14.121904	13.559287	-3.98%	0	2007
	12.220949	14.121904	15.55%	0	2006
	11.977998	12.220949	2.03%	0	2005
	10.941779	11.977998	9.47%	0	2004
	8.904196	10.941779	22.88%	0	2003
	10.000000	8.904196	-10.96%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.584786	-34.15%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.523792	10.305266	-41.19%	0	2008
	15.381681	17.523792	13.93%	0	2007
	12.844170	15.381681	19.76%	0	2006
	11.814674	12.844170	8.71%	0	2005
	10.100469	11.814674	16.97%	0	2004
	7.743777	10.100469	30.43%	0	2003
	10.000000	7.743777	-22.56%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.476239	10.963990	-37.26%	470	2008
	16.735656	17.476239	4.43%	470	2007
	15.353585	16.735656	9.00%	536	2006
	14.067422	15.353585	9.14%	1,626	2005
	12.170561	14.067422	15.59%	1,659	2004
	10.000000	12.170561	21.71%	1,222	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.428628	7.086883	-37.99%	8,579	2008
	10.462038	11.428628	9.24%	13,521	2007
	9.907969	10.462038	5.59%	14,211	2006
	9.660292	9.907969	2.56%	19,454	2005
	9.007982	9.660292	7.24%	18,575	2004
	7.466562	9.007982	20.64%	17,815	2003
	10.000000	7.466562	-25.33%	2,208	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.510418	5.006080	-52.37%	23,994	2008
	9.754635	10.510418	7.75%	43,495	2007
	9.690255	9.754635	0.66%	44,694	2006
	9.573808	9.690255	1.22%	48,095	2005
	8.506349	9.573808	12.55%	52,401	2004
	6.327967	8.506349	34.42%	38,670	2003
	10.000000	6.327967	-36.72%	16,370	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.411405	6.791010	-40.49%	4,723	2008
	11.342696	11.411405	0.61%	4,873	2007
	10.206875	11.342696	11.13%	19,469	2006
	9.875485	10.206875	3.36%	20,409	2005
	9.449333	9.875485	4.51%	22,242	2004
	7.196858	9.449333	31.30%	36,748	2003
	10.000000	7.196858	-28.03%	474	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.560300	10.297754	-33.82%	23,561	2008
	14.698526	15.560300	5.86%	33,428	2007
	12.395114	14.698526	18.58%	49,300	2006
	11.830979	12.395114	4.77%	46,423	2005
	10.470964	11.830979	12.99%	45,009	2004
	8.532925	10.470964	22.71%	46,977	2003
	10.000000	8.532925	-14.67%	13,596	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.992456	8.902121	-31.48%	0	2008
	12.353632	12.992456	5.17%	0	2007
	11.369266	12.353632	8.66%	0	2006
	11.109665	11.369266	2.34%	0	2005
	10.657447	11.109665	4.24%	0	2004
	9.234238	10.657447	15.41%	0	2003
	10.000000	9.234238	-7.66%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.301272	5.478805	-46.81%	0	2008
	10.159497	10.301272	1.40%	0	2007
	10.000000	10.159497	1.59%	24,974	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.030202	8.360084	-40.41%	0	2008
	13.250742	14.030202	5.88%	0	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	70	2005
	10.000000	11.262512	12.63%	4,385	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.907812	7.537242	-30.90%	941	2008
	10.444700	10.907812	4.43%	1,020	2007
	10.000000	10.444700	4.45%	147	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.565011	9.369657	-11.31%	6,696	2008
	10.426790	10.565011	1.33%	0	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.070327	7.288016	-39.62%	1,569	2008
	10.726774	12.070327	12.53%	1,684	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.289658	6.197142	-45.11%	1,089	2008
	10.254148	11.289658	10.10%	561	2007
	10.000000	10.254148	2.54%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.786217	5.964017	-39.06%	3,540	2008
	10.000000	9.786217	-2.14%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.521221	8.151351	-29.25%	0	2008
	11.349994	11.521221	1.51%	0	2007
	10.428702	11.349994	8.83%	0	2006
	10.000000	10.428702	4.29%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	38.490448	15.933289	-58.60%	158	2008
	26.943288	38.490448	42.86%	193	2007
	20.085879	26.943288	34.14%	792	2006
	15.424537	20.085879	30.22%	861	2005
	13.015345	15.424537	18.51%	1,327	2004
	8.032466	13.015345	62.03%	127	2003
	10.000000	8.032466	-19.68%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.414021	12.195283	-58.54%	2,857	2008
	20.553200	29.414021	43.11%	2,953	2007
	15.295088	20.553200	34.38%	12,191	2006
	11.731602	15.295088	30.38%	368	2005
	10.000000	11.731602	17.32%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.448853	-45.51%	222	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.098914	-49.01%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.112083	-38.88%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.110181	-38.90%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.344226	-36.56%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.539794	-24.60%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.838832	-1.61%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.817027	-1.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.822838	-1.77%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.014407	12.734827	6.00%	71,004	2008
	11.395093	12.014407	5.43%	66,344	2007
	11.205458	11.395093	1.69%	69,091	2006
	11.027273	11.205458	1.62%	69,302	2005
	10.852544	11.027273	1.61%	74,204	2004
	10.812736	10.852544	0.37%	77,253	2003
	10.000000	10.812736	8.13%	12,788	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.919343	11.022213	-7.53%	70,703	2008
	11.495613	11.919343	3.69%	49,562	2007
	11.003738	11.495613	4.47%	82,483	2006
	10.824218	11.003738	1.66%	85,232	2005
	10.511196	10.824218	2.98%	88,811	2004
	9.899381	10.511196	6.18%	93,200	2003
	10.000000	9.899381	-1.01%	18,394	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.827759	10.723499	-16.40%	115,170	2008
	12.315832	12.827759	4.16%	150,812	2007
	11.543261	12.315832	6.69%	167,458	2006
	11.226800	11.543261	2.82%	174,995	2005
	10.647097	11.226800	5.44%	195,157	2004
	9.516511	10.647097	11.88%	171,334	2003
	10.000000	9.516511	-4.83%	38,044	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.590967	10.271290	-24.43%	530,835	2008
	13.073277	13.590967	3.96%	681,494	2007
	11.930752	13.073277	9.58%	727,574	2006
	11.509122	11.930752	3.66%	758,817	2005
	10.677986	11.509122	7.78%	780,031	2004
	9.039050	10.677986	18.13%	736,885	2003
	10.000000	9.039050	-9.61%	203,720	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.677574	9.908789	-32.49%	154,469	2008
	14.053209	14.677574	4.44%	260,203	2007
	12.468121	14.053209	12.71%	280,151	2006
	11.833389	12.468121	5.36%	296,492	2005
	10.728387	11.833389	10.30%	316,801	2004
	8.608934	10.728387	24.62%	318,489	2003
	10.000000	8.608934	-13.91%	105,295	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.338280	9.531890	-37.86%	63,728	2008
	14.712442	15.338280	4.25%	126,315	2007
	12.793023	14.712442	15.00%	130,863	2006
	12.045069	12.793023	6.21%	134,104	2005
	10.735134	12.045069	12.20%	132,924	2004
	8.273086	10.735134	29.76%	85,102	2003
	10.000000	8.273086	-17.27%	12,305	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.767986	9.857868	-37.48%	0	2008
	14.899435	15.767986	5.83%	0	2007
	13.778453	14.899435	8.14%	0	2006
	12.490583	13.778453	10.31%	0	2005
	10.968137	12.490583	13.88%	0	2004
	8.277870	10.968137	32.50%	0	2003
	10.000000	8.277870	-17.22%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.865091	9.271291	-37.63%	22,828	2008
	14.070860	14.865091	5.64%	23,676	2007
	13.029628	14.070860	7.99%	24,082	2006
	11.832978	13.029628	10.11%	33,717	2005
	10.411154	11.832978	13.66%	37,068	2004
	7.878199	10.411154	32.15%	45,165	2003
	10.000000	7.878199	-21.22%	10,942	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.484270	10.528391	0.42%	83,685	2008
	10.168347	10.484270	3.11%	27,749	2007
	9.885394	10.168347	2.86%	19,009	2006
	9.784628	9.885394	1.03%	18,139	2005
	9.863696	9.784628	-0.80%	17,240	2004
	9.961759	9.863696	-0.98%	23,840	2003
	10.000000	9.961759	-0.38%	2,992	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.058679	-39.41%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.505537	8.187894	-47.19%	0	2008
	15.310254	15.505537	1.28%	0	2007
	12.675291	15.310254	20.79%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.351794	8.088797	-47.31%	0	2008
	15.192857	15.351794	1.05%	0	2007
	12.613064	15.192857	20.45%	0	2006
	11.464644	12.613064	10.02%	7,983	2005
	10.000000	11.464644	14.65%	6,230	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.292346	-37.08%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.202867	-37.97%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.685366	-33.15%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.129851	6.381079	-47.39%	3,567	2008
	11.258554	12.129851	7.74%	9,005	2007
	11.109486	11.258554	1.34%	5,486	2006
	10.478980	11.109486	6.02%	5,860	2005
	9.410180	10.478980	11.36%	8,208	2004
	7.133330	9.410180	31.92%	8,942	2003
	10.000000	7.133330	-28.67%	2,229	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.619589	9.760076	-33.24%	0	2008
	15.958937	14.619589	-8.39%	0	2007
	13.826577	15.958937	15.42%	0	2006
	13.631839	13.826577	1.43%	0	2005
	11.810405	13.631839	15.42%	0	2004
	7.651755	11.810405	54.35%	0	2003
	10.000000	7.651755	-23.48%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.389464	8.919344	-33.39%	14,008	2008
	14.668850	13.389464	-8.72%	10,169	2007
	12.730241	14.668850	15.23%	27,922	2006
	12.586559	12.730241	1.14%	13,769	2005
	10.932961	12.586559	15.12%	15,636	2004
	7.101763	10.932961	53.95%	16,525	2003
	10.000000	7.101763	-28.98%	2,592	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.324975	9.928868	-39.18%	0	2008
	16.245531	16.324975	0.49%	0	2007
	14.735089	16.245531	10.25%	0	2006
	13.331833	14.735089	10.53%	0	2005
	11.383185	13.331833	17.12%	0	2004
	8.203502	11.383185	38.76%	0	2003
	10.000000	8.203502	-17.96%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.511519	10.015447	-39.34%	3,274	2008
	16.469469	16.511519	0.26%	6,654	2007
	14.976491	16.469469	9.97%	5,220	2006
	13.587878	14.976491	10.22%	22,498	2005
	11.625089	13.587878	16.88%	18,500	2004
	8.401765	11.625089	38.36%	3,525	2003
	10.000000	8.401765	-15.98%	573	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.303668	6.494259	-42.55%	0	2008
	10.647985	11.303668	6.16%	0	2007
	10.000000	10.647985	6.48%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.836967	-1.63%	3,319	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.572806	-44.27%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.714667	6.798149	-46.53%	26,293	2008
	11.349582	12.714667	12.03%	31,884	2007
	10.710859	11.349582	5.96%	46,362	2006
	10.379807	10.710859	3.19%	47,861	2005
	9.893991	10.379807	4.91%	48,602	2004
	7.693679	9.893991	28.60%	55,029	2003
	10.000000	7.693679	-23.06%	5,545	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.727055	9.254925	-41.15%	0	2008
	15.031533	15.727055	4.63%	0	2007
	12.979389	15.031533	15.81%	0	2006
	11.535818	12.979389	12.51%	0	2005
	10.000000	11.535818	15.36%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.584368	9.147556	-41.30%	5,514	2008
	14.934359	15.584368	4.35%	5,742	2007
	12.927265	14.934359	15.53%	4,877	2006
	11.518744	12.927265	12.23%	28,429	2005
	10.000000	11.518744	15.19%	2,156	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.747472	10.444889	-41.15%	0	2008
	16.965551	17.747472	4.61%	0	2007
	14.648935	16.965551	15.81%	0	2006
	13.023077	14.648935	12.48%	0	2005
	11.106404	13.023077	17.26%	0	2004
	7.891700	11.106404	40.74%	0	2003
	10.000000	7.891700	-21.08%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.490969	10.269421	-41.29%	10,011	2008
	16.757863	17.490969	4.37%	10,824	2007
	14.510090	16.757863	15.49%	11,167	2006
	12.927665	14.510090	12.24%	11,338	2005
	11.051460	12.927665	16.98%	13,465	2004
	7.861475	11.051460	40.58%	38,743	2003
	10.000000	7.861475	-21.39%	5,798	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.379469	2.807755	-79.01%	0	2008
	13.612052	13.379469	-1.71%	0	2007
	12.641526	13.612052	7.68%	0	2006
	12.556011	12.641526	0.68%	0	2005
	11.710142	12.556011	7.22%	0	2004
	9.600368	11.710142	21.98%	0	2003
	10.000000	9.600368	-4.00%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.086272	7.902862	-39.61%	54,724	2008
	12.770063	13.086272	2.48%	63,433	2007
	11.308206	12.770063	12.93%	66,855	2006
	10.867656	11.308206	4.05%	67,670	2005
	10.118926	10.867656	7.40%	70,831	2004
	8.133139	10.118926	24.42%	57,144	2003
	10.000000	8.133139	-18.67%	13,867	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.548182	10.123178	-38.83%	0	2008
	17.024728	16.548182	-2.80%	0	2007
	15.044450	17.024728	13.16%	0	2006
	13.908468	15.044450	8.17%	0	2005
	11.835975	13.908468	17.51%	0	2004
	8.331924	11.835975	42.06%	0	2003
	10.000000	8.331924	-16.68%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.670240	5.899079	-39.00%	0	2008
	9.967096	9.670240	-2.98%	0	2007
	10.000000	9.967096	-0.33%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.763757	12.423158	-15.85%	25,982	2008
	13.696766	14.763757	7.79%	36,250	2007
	12.979940	13.696766	5.52%	39,273	2006
	12.871328	12.979940	0.84%	48,247	2005
	12.063199	12.871328	6.70%	49,566	2004
	10.463799	12.063199	15.29%	30,282	2003
	10.000000	10.463799	4.64%	15,995	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.674939	8.851975	-39.68%	3,200	2008
	15.873489	14.674939	-7.55%	159	2007
	13.916589	15.873489	14.06%	159	2006
	13.439563	13.916589	3.55%	0	2005
	12.292191	13.439563	9.33%	0	2004
	10.000000	12.292191	22.92%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.334171	9.559834	-44.85%	0	2008
	16.257330	17.334171	6.62%	0	2007
	12.935295	16.257330	25.68%	0	2006
	11.715948	12.935295	10.41%	0	2005
	10.246878	11.715948	14.34%	0	2004
	8.102045	10.246878	26.47%	0	2003
	10.000000	8.102045	-18.98%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.763188	8.808660	-40.33%	0	2008
	17.191293	14.763188	-14.12%	0	2007
	14.894119	17.191293	15.42%	0	2006
	14.141190	14.894119	5.32%	0	2005
	11.386179	14.141190	24.20%	0	2004
	7.732257	11.386179	47.26%	0	2003
	10.000000	7.732257	-22.68%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.658603	7.223533	-38.04%	1,431	2008
	11.229318	11.658603	3.82%	144	2007
	10.823120	11.229318	3.75%	144	2006
	10.406188	10.823120	4.01%	448	2005
	10.068649	10.406188	3.35%	1,000	2004
	8.191740	10.068649	22.91%	856	2003
	10.000000	8.191740	-18.08%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.167683	9.840028	-11.89%	281	2008
	10.787340	11.167683	3.53%	7,490	2007
	10.585324	10.787340	1.91%	2,613	2006
	10.349803	10.585324	2.28%	11,370	2005
	10.106459	10.349803	2.41%	11,370	2004
	10.000000	10.106459	1.06%	2,333	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.641573	13.190684	-39.05%	3,772	2008
	26.588051	21.641573	-18.60%	2,463	2007
	19.626089	26.588051	35.47%	1,339	2006
	17.082684	19.626089	14.89%	1,650	2005
	12.758203	17.082684	33.90%	3,335	2004
	10.000000	12.758203	27.58%	97	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.229637	5.622615	-49.93%	11,727	2008
	9.784685	11.229637	14.77%	15,984	2007
	9.689045	9.784685	0.99%	16,672	2006
	9.147438	9.689045	5.92%	18,689	2005
	8.706138	9.147438	5.07%	21,276	2004
	6.964652	8.706138	25.00%	19,635	2003
	10.000000	6.964652	-30.35%	7,872	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.407747	8.469600	-36.83%	24,470	2008
	13.951808	13.407747	-3.90%	29,834	2007
	12.217707	13.951808	14.19%	32,260	2006
	11.925671	12.217707	2.45%	37,088	2005
	10.320860	11.925671	15.55%	39,697	2004
	8.020657	10.320860	28.68%	28,038	2003
	10.000000	8.020657	-19.79%	6,483	2002*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.871875	6.088484	-52.70%	3,744	2008
	12.912914	12.871875	-0.32%	5,304	2007
	11.624580	12.912914	11.08%	5,364	2006
	11.210537	11.624580	3.69%	5,509	2005
	10.283936	11.210537	9.01%	6,068	2004
	7.844654	10.283936	31.09%	5,246	2003
	10.000000	7.844654	-21.55%	256	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.401227	6.997436	-43.57%	2,259	2008
	11.286217	12.401227	9.88%	2,259	2007
	10.819600	11.286217	4.31%	2,259	2006
	10.131478	10.819600	6.79%	2,259	2005
	9.687922	10.131478	4.58%	2,167	2004
	7.625082	9.687922	27.05%	1,790	2003
	10.000000	7.625082	-23.75%	448	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.796222	8.229452	-47.90%	0	2008
	14.491183	15.796222	9.01%	0	2007
	12.644707	14.491183	14.60%	0	2006
	11.729549	12.644707	7.80%	0	2005
	10.325820	11.729549	13.59%	0	2004
	7.756394	10.325820	33.13%	0	2003
	10.000000	7.756394	-22.44%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.729381	7.658878	-48.00%	0	2008
	13.548699	14.729381	8.71%	0	2007
	11.849141	13.548699	14.34%	0	2006
	11.025694	11.849141	7.47%	0	2005
	10.000000	11.025694	10.26%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.477456	7.885433	-31.30%	0	2008
	10.794880	11.477456	6.32%	0	2007
	10.000000	10.794880	7.95%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.434100	7.835469	-31.47%	0	2008
	10.777823	11.434100	6.09%	0	2007
	10.000000	10.777823	7.78%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.392061	12.508143	-41.53%	169	2008
	19.006887	21.392061	12.55%	176	2007
	15.111553	19.006887	25.78%	180	2006
	13.053486	15.111553	15.77%	180	2005
	10.729121	13.053486	21.66%	180	2004
	8.483013	10.729121	26.48%	180	2003
	10.000000	8.483013	-15.17%	88	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.977963	10.529423	-29.70%	0	2008
	13.902986	14.977963	7.73%	0	2007
	12.707026	13.902986	9.41%	0	2006
	12.005246	12.707026	5.85%	0	2005
	10.724685	12.005246	11.94%	0	2004
	8.565014	10.724685	25.22%	0	2003
	10.000000	8.565014	-14.35%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.910158	8.113132	-41.67%	4,102	2008
	13.489189	13.910158	3.12%	13,097	2007
	11.723685	13.489189	15.06%	13,207	2006
	11.396044	11.723685	2.88%	13,530	2005
	10.418097	11.396044	9.39%	13,721	2004
	8.013599	10.418097	30.01%	1,807	2003
	10.000000	8.013599	-19.86%	847	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.779761	11.844378	-54.06%	508	2008
	24.828636	25.779761	3.83%	508	2007
	18.682724	24.828636	32.90%	508	2006
	16.302048	18.682724	14.60%	508	2005
	13.271994	16.302048	22.83%	508	2004
	9.374408	13.271994	41.58%	508	2003
	10.000000	9.374408	-6.26%	131	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.792178	6.979115	-40.82%	636	2008
	10.554216	11.792178	11.73%	873	2007
	10.800062	10.554216	-2.28%	873	2006
	9.561481	10.800062	12.95%	873	2005
	8.973065	9.561481	6.56%	873	2004
	7.395417	8.973065	21.33%	873	2003
	10.000000	7.395417	-26.05%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.211826	10.876224	-36.81%	831	2008
	17.238845	17.211826	-0.16%	240	2007
	15.347622	17.238845	12.32%	240	2006
	14.633923	15.347622	4.88%	436	2005
	12.495864	14.633923	17.11%	520	2004
	9.017733	12.495864	38.57%	505	2003
	10.000000	9.017733	-9.82%	268	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.401925	10.464723	-32.06%	0	2008
	15.765029	15.401925	-2.30%	0	2007
	14.009832	15.765029	12.53%	0	2006
	13.283336	14.009832	5.47%	0	2005
	11.081028	13.283336	19.87%	0	2004
	8.177318	11.081028	35.51%	0	2003
	10.000000	8.177318	-18.23%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.913267	7.683034	-35.51%	0	2008
	11.239195	11.913267	6.00%	0	2007
	10.464436	11.239195	7.40%	0	2006
	10.268230	10.464436	1.91%	0	2005
	9.829979	10.268230	4.46%	0	2004
	7.932118	9.829979	23.93%	0	2003
	10.000000	7.932118	-20.68%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.045732	8.682966	-38.18%	0	2008
	13.569544	14.045732	3.51%	0	2007
	11.945266	13.569544	13.60%	0	2006
	11.600825	11.945266	2.97%	0	2005
	10.661008	11.600825	8.82%	0	2004
	8.444506	10.661008	26.25%	0	2003
	10.000000	8.444506	-15.55%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.785039	9.730447	-38.36%	0	2008
	15.288197	15.785039	3.25%	3,536	2007
	13.492308	15.288197	13.31%	6,265	2006
	13.135613	13.492308	2.72%	7,928	2005
	12.103004	13.135613	8.53%	9,609	2004
	10.000000	12.103004	21.03%	9,609	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.364217	7.380794	-35.05%	869	2008
	12.820372	11.364217	-11.36%	2,666	2007
	11.190186	12.820372	14.57%	3,344	2006
	10.858748	11.190186	3.05%	3,344	2005
	10.082921	10.858748	7.69%	3,344	2004
	8.052177	10.082921	25.22%	2,469	2003
	10.000000	8.052177	-19.48%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.811325	8.861682	-30.83%	621	2008
	11.881837	12.811325	7.82%	1,095	2007
	10.433920	11.881837	13.88%	1,138	2006
	10.431623	10.433920	0.02%	1,138	2005
	9.902567	10.431623	5.34%	1,138	2004
	8.127854	9.902567	21.83%	1,138	2003
	10.000000	8.127854	-18.72%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.260975	10.365529	-27.32%	318	2008
	14.053855	14.260975	1.47%	407	2007
	12.923300	14.053855	8.75%	407	2006
	12.847698	12.923300	0.59%	318	2005
	11.858353	12.847698	8.34%	318	2004
	9.899745	11.858353	19.78%	318	2003
	10.000000	9.899745	-1.00%	194	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.187405	8.107100	-46.62%	0	2008
	14.097831	15.187405	7.73%	0	2007
	12.056234	14.097831	16.93%	0	2006
	11.237820	12.056234	7.28%	0	2005
	10.017407	11.237820	12.18%	0	2004
	7.724613	10.017407	29.68%	0	2003
	10.000000	7.724613	-22.75%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.367041	9.650862	-44.43%	0	2008
	14.963646	17.367041	16.06%	0	2007
	14.056971	14.963646	6.45%	0	2006
	12.681203	14.056971	10.85%	0	2005
	11.170194	12.681203	13.53%	0	2004
	8.107876	11.170194	37.77%	0	2003
	10.000000	8.107876	-18.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.718292	10.685017	-8.82%	0	2008
	11.307211	11.718292	3.64%	0	2007
	11.037853	11.307211	2.44%	0	2006
	11.078790	11.037853	-0.37%	0	2005
	10.871120	11.078790	1.91%	0	2004
	10.562794	10.871120	2.92%	0	2003
	10.000000	10.562794	5.63%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.682938	10.622331	-9.08%	789	2008
	11.299204	11.682938	3.40%	913	2007
	11.054918	11.299204	2.21%	1,061	2006
	11.130022	11.054918	-0.67%	1,353	2005
	10.953127	11.130022	1.62%	1,405	2004
	10.663471	10.953127	2.72%	1,054	2003
	10.000000	10.663471	6.63%	255	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.036780	6.052079	-49.72%	0	2008
	10.415752	12.036780	15.56%	0	2007
	9.767337	10.415752	6.64%	0	2006
	9.196920	9.767337	6.20%	0	2005
	8.483578	9.196920	8.41%	0	2004
	6.610881	8.483578	28.33%	0	2003
	9.125124	6.610881	-27.55%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.811223	5.935316	-49.75%	437	2008
	10.237510	11.811223	15.37%	633	2007
	9.611862	10.237510	6.51%	748	2006
	9.070508	9.611862	5.97%	872	2005
	8.387166	9.070508	8.15%	1,005	2004
	6.545526	8.387166	28.14%	1,246	2003
	9.069748	6.545526	-27.83%	101	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.362903	8.654504	-30.00%	0	2008
	10.897716	12.362903	13.44%	0	2007
	10.332459	10.897716	5.47%	0	2006
	10.108269	10.332459	2.22%	0	2005
	9.755070	10.108269	3.62%	0	2004
	8.412307	9.755070	15.96%	0	2003
	9.384260	8.412307	-10.36%	0	2002
	9.965624	9.384260	-5.83%	0	2001
	10.560644	9.965624	-5.63%	0	2000
	10.000000	10.560644	5.61%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.580393	8.096930	-30.08%	0	2008
	10.224238	11.580393	13.26%	0	2007
	9.702906	10.224238	5.37%	0	2006
	9.505833	9.702906	2.07%	0	2005
	9.189494	9.505833	3.44%	0	2004
	7.940957	9.189494	15.72%	0	2003
	8.875610	7.940957	-10.53%	0	2002
	9.439153	8.875610	-5.97%	538	2001
	10.000000	9.439153	-5.61%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.099301	6.999502	-36.94%	0	2008
	9.494462	11.099301	16.90%	0	2007
	9.034541	9.494462	5.09%	0	2006
	8.850144	9.034541	2.08%	0	2005
	8.501023	8.850144	4.11%	0	2004
	7.018820	8.501023	21.12%	0	2003
	8.449786	7.018820	-16.93%	0	2002
	9.289927	8.449786	-9.04%	0	2001
	10.806627	9.289927	-14.03%	0	2000
	10.000000	10.806627	8.07%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.230934	6.445433	-37.00%	0	2008
	8.771759	10.230934	16.63%	866	2007
	8.356600	8.771759	4.97%	912	2006
	8.203921	8.356600	1.86%	1,400	2005
	7.896903	8.203921	3.89%	1,868	2004
	6.526461	7.896903	21.00%	1,959	2003
	7.883758	6.526461	-17.22%	2,063	2002
	8.676267	7.883758	-9.13%	3,233	2001
	10.000000	8.676267	-13.24%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.626422	7.544068	-35.11%	0	2008
	10.856445	11.626422	7.09%	0	2007
	9.887253	10.856445	9.80%	0	2006
	9.518694	9.887253	3.87%	0	2005
	9.180591	9.518694	3.68%	0	2004
	7.942441	9.180591	15.59%	0	2003
	8.850550	7.942441	-10.26%	0	2002
	9.157788	8.850550	-3.35%	0	2001
	9.737517	9.157788	-5.95%	0	2000
	10.000000	9.737517	-2.62%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.012843	7.779954	-35.24%	0	2008
	11.235759	12.012843	6.92%	2,278	2007
	10.245618	11.235759	9.66%	2,409	2006
	9.871459	10.245618	3.79%	2,550	2005
	9.545784	9.871459	3.41%	2,706	2004
	8.266526	9.545784	15.48%	3,142	2003
	9.229781	8.266526	-10.44%	2,527	2002
	9.564490	9.229781	-3.50%	2,761	2001
	10.000000	9.564490	-4.36%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.588192	9.361912	-43.56%	641	2008
	14.354719	16.588192	15.56%	641	2007
	13.079064	14.354719	9.75%	641	2006
	11.380451	13.079064	14.93%	641	2005
	10.032425	11.380451	13.44%	641	2004
	7.947299	10.032425	26.24%	641	2003
	8.921562	7.947299	-10.92%	1,283	2002
	10.351820	8.921562	-13.82%	1,283	2001
	11.282174	10.351820	-8.25%	1,680	2000
	10.000000	11.282174	12.82%	397	1999*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.597052	8.227120	-43.64%	20,203	2008
	12.653775	14.597052	15.36%	21,698	2007
	11.545592	12.653775	9.60%	22,766	2006
	10.063424	11.545592	14.73%	21,966	2005
	8.885285	10.063424	13.26%	22,018	2004
	7.047191	8.885285	26.08%	8,640	2003
	7.926820	7.047191	-11.10%	5,439	2002
	9.208896	7.926820	-13.92%	3,952	2001
	10.000000	9.208896	-7.91%	1,440	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.603602	5.554717	-42.16%	0	2008
	9.133088	9.603602	5.15%	0	2007
	8.145958	9.133088	12.12%	0	2006
	6.845886	8.145958	18.99%	0	2005
	6.873120	6.845886	-0.40%	0	2004
	5.582744	6.873120	23.11%	0	2003
	6.118547	5.582744	-8.76%	0	2002
	8.714972	6.118547	-29.79%	0	2001
	10.000000	8.714972	-12.85%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.493620	5.476201	-42.32%	627	2008
	9.045055	9.493620	4.96%	1,736	2007
	8.080131	9.045055	11.94%	1,928	2006
	6.807663	8.080131	18.69%	2,056	2005
	6.834248	6.807663	-0.39%	2,279	2004
	5.562994	6.834248	22.85%	2,665	2003
	6.118558	5.562994	-9.08%	1,316	2002
	8.714972	6.118558	-29.79%	1,466	2001
	10.000000	8.714972	-12.85%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.993807	7.321721	-43.65%	0	2008
	13.028316	12.993807	-0.26%	0	2007
	11.031193	13.028316	18.10%	0	2006
	10.605101	11.031193	4.02%	0	2005
	9.681038	10.605101	9.55%	0	2004
	7.558984	9.681038	28.07%	0	2003
	9.259938	7.558984	-18.37%	0	2002
	9.921112	9.259938	-6.66%	0	2001
	9.313103	9.921112	6.53%	0	2000
	10.000000	9.313103	-6.87	0	1999*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.026737	7.888917	-43.76%	9,989	2008
	14.084144	14.026737	-0.41%	14,758	2007
	11.940175	14.084144	17.96%	15,697	2006
	11.499345	11.940175	3.83%	18,994	2005
	10.511435	11.499345	9.40%	18,491	2004
	8.219435	10.511435	27.89%	16,019	2003
	10.087731	8.219435	-18.52%	10,568	2002
	10.823636	10.087731	-6.80%	10,445	2001
	10.000000	10.823636	8.24%	903	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.415620	6.536837	-42.74%	0	2008
	10.364364	11.415620	10.14%	0	2007
	9.324558	10.364364	11.15%	0	2006
	8.816824	9.324558	5.76%	0	2005
	8.477009	8.816824	4.01%	0	2004
	6.973440	8.477009	21.56%	0	2003
	8.511339	6.973440	-18.07%	0	2002
	9.495348	8.511339	-10.36%	0	2001
	10.023974	9.495348	-5.27%	0	2000
	10.000000	10.023974	0.24%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.632514	6.646955	-42.86%	1,342	2008
	10.574774	11.632514	10.00%	0	2007
	9.526918	10.574774	11.00%	0	2006
	9.018882	9.526918	5.63%	0	2005
	8.690175	9.018882	3.78%	0	2004
	7.157764	8.690175	21.41%	0	2003
	8.752315	7.157764	-18.22%	280	2002
	9.781054	8.752315	-10.52%	280	2001
	10.000000	9.781054	-2.19%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.363202	4.138145	-55.80%	0	2008
	7.738051	9.363202	21.00%	0	2007
	7.471459	7.738051	3.57%	0	2006
	6.978052	7.471459	7.07%	0	2005
	6.627255	6.978052	5.29%	0	2004
	5.196863	6.627255	27.52%	0	2003
	6.767329	5.196863	-23.21%	0	2002
	8.042899	6.767329	-15.86%	0	2001
	9.873148	8.042899	-18.54%	0	2000
	10.000000	9.873148	-1.27%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.744059	4.299150	-55.88%	182	2008
	8.061768	9.744059	20.87%	518	2007
	7.797539	8.061768	3.39%	527	2006
	7.294991	7.797539	6.89%	536	2005
	6.939222	7.294991	5.13%	546	2004
	5.452301	6.939222	27.27%	757	2003
	7.108237	5.452301	-23.30%	2,012	2002
	8.468056	7.108237	-16.06%	2,105	2001
	10.000000	8.468056	-15.32%	24	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.811934	5.610664	-48.11%	1,183	2008
	8.665740	10.811934	24.77%	1,183	2007
	8.255015	8.665740	4.98%	1,183	2006
	7.942514	8.255015	3.93%	1,183	2005
	7.820539	7.942514	1.56%	1,183	2004
	5.988475	7.820539	30.59%	1,183	2003
	8.723545	5.988475	-31.35%	1,183	2002
	10.782261	8.723545	-19.09%	1,183	2001
	12.326422	10.782261	-12.53%	1,183	2000
	10.000000	12.326422	23.26%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.369276	4.336982	-48.18%	10,149	2008
	6.719113	8.369276	24.56%	15,217	2007
	6.410231	6.719113	4.82%	16,773	2006
	6.177533	6.410231	3.77%	21,329	2005
	6.090989	6.177533	1.42%	23,901	2004
	4.672569	6.090989	30.36%	21,967	2003
	6.816105	4.672569	-31.45%	17,764	2002
	8.439022	6.816105	-19.23%	17,235	2001
	10.000000	8.439022	-15.61%	2,693	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.731991	7.172398	-26.30%	0	2008
	9.640060	9.731991	0.95%	0	2007
	8.815884	9.640060	9.35%	0	2006
	8.742779	8.815884	0.84%	0	2005
	8.120580	8.742779	7.66%	0	2004
	6.502866	8.120580	24.88%	0	2003
	6.381075	6.502866	1.91%	0	2002
	7.364926	6.381075	-13.36%	0	2001
	9.675845	7.364926	-23.88%	0	2000
	10.000000	9.675845	-3.24%	0	1999*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.472273	7.710007	-26.38%	1,415	2008
	10.384910	10.472273	0.84%	10,717	2007
	9.510170	10.384910	9.20%	10,791	2006
	9.450755	9.510170	0.63%	13,867	2005
	8.784943	9.450755	7.58%	16,659	2004
	7.046881	8.784943	24.66%	16,600	2003
	6.936271	7.046881	1.59%	8,879	2002
	8.008912	6.936271	-13.39%	5,106	2001
	10.000000	8.008912	-19.91%	1,173	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.785500	7.200349	-26.42%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.785500	7.200349	-26.42%	0	2008
	10.000000	9.785500	-2.15%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.644960	6.595659	-38.04%	4,077	2008
	10.266120	10.644960	3.69%	4,077	2007
	9.019219	10.266120	13.82%	4,077	2006
	8.748095	9.019219	3.10%	6,758	2005
	8.041257	8.748095	8.79%	7,022	2004
	6.367186	8.041257	26.29%	7,301	2003
	8.326755	6.367186	-23.53%	8,332	2002
	9.633081	8.326755	-13.56%	8,728	2001
	10.798506	9.633081	-10.79%	3,975	2000
	10.000000	10.798506	7.99%	271	1999*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.931494	13.256396	-4.85%	15	2008
	13.576286	13.931494	2.62%	792	2007
	13.228121	13.576286	2.63%	829	2006
	13.160976	13.228121	0.51%	867	2005
	12.810977	13.160976	2.73%	907	2004
	12.381549	12.810977	3.47%	2,369	2003
	11.409163	12.381549	8.52%	2,464	2002
	10.696269	11.409163	6.66%	0	2001
	9.777709	10.696269	9.39%	0	2000
	10.000000	9.777709	-2.22%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	36.375091	21.640130	-40.51%	329	2008
	32.028418	36.375091	13.57%	329	2007
	28.922800	32.028418	10.74%	329	2006
	24.877690	28.922800	16.26%	329	2005
	20.272807	24.877690	22.71%	329	2004
	14.880053	20.272807	36.24%	329	2003
	16.791512	14.880053	-11.38%	0	2002
	17.669167	16.791512	-4.97%	0	2001
	13.452461	17.669167	31.35%	0	2000
	10.000000	13.452461	34.52%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.667307	13.463262	-40.60%	6,825	2008
	19.984377	22.667307	13.43%	11,865	2007
	18.076677	19.984377	10.55%	11,973	2006
	15.573295	18.076677	16.07%	12,239	2005
	12.702460	15.573295	22.60%	12,321	2004
	9.341936	12.702460	35.97%	6,077	2003
	10.557109	9.341936	-11.51%	5,388	2002
	11.126391	10.557109	-5.12%	5,450	2001
	10.000000	11.126391	11.26%	752	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.725036	11.880797	1.33%	0	2008
	11.335614	11.725036	3.44%	220	2007
	10.987871	11.335614	3.16%	220	2006
	10.841740	10.987871	1.35%	220	2005
	10.892200	10.841740	-0.46%	220	2004
	10.965421	10.892200	-0.67%	220	2003
	10.963705	10.965421	0.02%	220	2002
	10.704521	10.963705	2.42%	220	2001
	10.234896	10.704521	4.59%	19	2000
	10.000000	10.234896	2.35%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.497135	8.555475	-44.79%	0	2008
	13.445058	15.497135	15.26%	0	2007
	11.589934	13.445058	16.01%	0	2006
	9.904679	11.589934	17.01%	0	2005
	8.873906	9.904679	11.62%	0	2004
	6.300495	8.873906	40.84%	0	2003
	8.042427	6.300495	-21.66%	0	2002
	10.388105	8.042427	-22.58%	0	2001
	13.063292	10.388105	-20.48%	0	2000
	10.000000	13.063292	30.63%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.384905	6.825765	-44.89%	1,645	2008
	10.759057	12.384905	15.11%	3,410	2007
	9.288282	10.759057	15.83%	3,490	2006
	7.950342	9.288282	16.83%	3,576	2005
	7.133903	7.950342	11.44%	3,671	2004
	5.071035	7.133903	40.68%	4,183	2003
	6.482249	5.071035	-21.77%	4,308	2002
	8.361180	6.482249	-22.47%	3,671	2001
	10.000000	8.361180	-16.39%	651	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.153400	9.456278	-44.87%	638	2008
	14.900646	17.153400	15.12%	0	2007
	12.859292	14.900646	15.87%	0	2006
	11.010757	12.859292	16.79%	0	2005
	10.000000	11.010757	10.11%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.253565	9.522945	-44.81%	0	2008
	14.966544	17.253565	15.28%	0	2007
	12.901185	14.966544	16.01%	0	2006
	11.029625	12.901185	16.97%	0	2005
	10.000000	11.029625	10.30%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.170076	6.925519	-47.41%	0	2008
	13.130524	13.170076	0.30%	0	2007
	11.653819	13.130524	12.67%	0	2006
	11.169355	11.653819	4.34%	0	2005
	10.224617	11.169355	9.24%	0	2004
	7.753824	10.224617	31.87%	0	2003
	9.359916	7.753824	-17.16%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.040379	6.848111	-47.49%	0	2008
	13.018151	13.040379	0.17%	917	2007
	11.569036	13.018151	12.53%	966	2006
	11.113850	11.569036	4.10%	1,022	2005
	10.187022	11.113850	9.10%	1,085	2004
	7.744281	10.187022	31.54%	1,153	2003
	9.359921	7.744281	-17.26%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.460554	7.903783	-51.98%	0	2008
	15.850637	16.460554	3.85%	0	2007
	13.869345	15.850637	14.29%	0	2006
	13.750097	13.869345	0.87%	0	2005
	12.265141	13.750097	12.11%	0	2004
	7.903268	12.265141	55.19%	0	2003
	10.000000	7.903268	-20.97%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.434869	7.394566	-52.09%	2,729	2008
	14.885301	15.434869	3.69%	6,784	2007
	13.045908	14.885301	14.10%	6,582	2006
	12.949881	13.045908	0.74%	6,295	2005
	11.566397	12.949881	11.96%	6,047	2004
	7.473249	11.566397	54.77%	2,415	2003
	10.000000	7.473249	-25.27%	99	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.520927	9.714777	-28.15%	0	2008
	14.089148	13.520927	-4.03%	0	2007
	12.198781	14.089148	15.50%	0	2006
	11.962323	12.198781	1.98%	0	2005
	10.933016	11.962323	9.41%	0	2004
	8.901580	10.933016	22.82%	0	2003
	10.000000	8.901580	-10.98%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.582545	-34.17%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.474177	10.270857	-41.22%	0	2008
	15.345974	17.474177	13.87%	0	2007
	12.820857	15.345974	19.70%	0	2006
	11.799206	12.820857	8.66%	0	2005
	10.092368	11.799206	16.91%	0	2004
	7.741504	10.092368	30.37%	0	2003
	10.000000	7.741504	-22.58%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.434863	10.932458	-37.30%	1,469	2008
	16.704562	17.434863	4.37%	1,469	2007
	15.332818	16.704562	8.95%	1,469	2006
	14.055507	15.332818	9.09%	1,469	2005
	12.166439	14.055507	15.53%	1,469	2004
	10.000000	12.166439	21.66%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.394512	7.062134	-38.02%	3,639	2008
	10.436139	11.394512	9.18%	3,666	2007
	9.888458	10.436139	5.54%	5,331	2006
	9.646164	9.888458	2.51%	5,314	2005
	8.999388	9.646164	7.19%	5,153	2004
	7.463225	8.999388	20.58%	1,836	2003
	10.000000	7.463225	-25.37%	95	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.479079	4.988606	-52.39%	3,673	2008
	9.730516	10.479079	7.69%	4,290	2007
	9.671194	9.730516	0.61%	6,819	2006
	9.559819	9.671194	1.17%	6,796	2005
	8.498250	9.559819	12.49%	6,892	2004
	6.325148	8.498250	34.36%	3,593	2003
	10.000000	6.325148	-36.75%	277	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.377358	6.767291	-40.52%	1,625	2008
	11.314641	11.377358	0.55%	1,516	2007
	10.186799	11.314641	11.07%	1,420	2006
	9.861057	10.186799	3.30%	1,281	2005
	9.440334	9.861057	4.46%	1,098	2004
	7.193649	9.440334	31.23%	936	2003
	10.000000	7.193649	-28.06%	34	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.513922	10.261836	-33.85%	15,466	2008
	14.662206	15.513922	5.81%	3,674	2007
	12.370749	14.662206	18.52%	5,596	2006
	11.813709	12.370749	4.72%	5,742	2005
	10.460990	11.813709	12.93%	5,855	2004
	8.529120	10.460990	22.65%	2,569	2003
	10.000000	8.529120	-14.71%	547	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.955668	8.872404	-31.52%	0	2008
	12.324948	12.955668	5.12%	0	2007
	11.348621	12.324948	8.60%	0	2006
	11.095104	11.348621	2.28%	0	2005
	10.648888	11.095104	4.19%	0	2004
	9.231517	10.648888	15.35%	0	2003
	10.000000	9.231517	-7.68%	0	2002*
Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ
	10.292530	5.471365	-46.84%	0	2008
	10.156075	10.292530	1.34%	0	2007
	10.000000	10.156075	1.56%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.004101	8.340289	-40.44%	494	2008
	13.232854	14.004101	5.83%	494	2007
	11.832816	13.232854	11.83%	494	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.898553	7.527012	-30.94%	0	2008
	10.441173	10.898553	4.38%	0	2007
	10.000000	10.441173	4.41%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.556053	9.356954	-11.36%	0	2008
	10.423276	10.556053	1.27%	0	2007
	10.000000	10.423276	4.23%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.060105	7.278126	-39.65%	0	2008
	10.723164	12.060105	12.47%	0	2007
	10.000000	10.723164	7.23%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.280075	6.188730	-45.14%	13,875	2008
	10.250695	11.280075	10.04%	127	2007
	10.000000	10.250695	2.51%	127	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.782890	5.958951	-39.09%	0	2008
	10.000000	9.782890	-2.17%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.505618	8.136171	-29.29%	0	2008
	11.340421	11.505618	1.46%	0	2007
	10.425180	11.340421	8.78%	0	2006
	10.000000	10.425180	4.25%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	38.375734	15.877700	-58.63%	0	2008
	26.876700	38.375734	42.78%	0	2007
	20.046383	26.876700	34.07%	0	2006
	15.401993	20.046383	30.15%	0	2005
	13.002924	15.401993	18.45%	0	2004
	8.028879	13.002924	61.95%	0	2003
	10.000000	8.028879	-19.71%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.359343	12.166402	-58.56%	59	2008
	20.525465	29.359343	43.04%	76	2007
	15.282194	20.525465	34.31%	81	2006
	11.727649	15.282194	30.31%	0	2005
	10.000000	11.727649	17.28%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.446997	-45.53%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.097178	-49.03%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.110003	-38.90%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.108107	-38.92%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.342067	-36.58%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.900737	-20.99%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.180256	-28.20%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.048338	-9.52%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.537235	-24.63%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.818051	-31.82%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.279837	-17.20%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.835494	-1.65%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.813706	-1.86%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.819515	-1.80%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.978569	12.690393	5.94%	18,666	2008
	11.366914	11.978569	5.38%	6,458	2007
	11.183423	11.366914	1.64%	6,596	2006
	11.011173	11.183423	1.56%	6,684	2005
	10.842205	11.011173	1.56%	6,807	2004
	10.807921	10.842205	0.32%	4,631	2003
	10.000000	10.807921	8.08%	60	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.883771	10.983734	-7.57%	19,133	2008
	11.467162	11.883771	3.63%	14,493	2007
	10.982077	11.467162	4.42%	14,493	2006
	10.808390	10.982077	1.61%	14,493	2005
	10.501163	10.808390	2.93%	14,397	2004
	9.894966	10.501163	6.13%	27,181	2003
	10.000000	9.894966	-1.05%	42	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.789491	10.686063	-16.45%	19,073	2008
	12.285375	12.789491	4.10%	39,549	2007
	11.520555	12.285375	6.64%	47,110	2006
	11.210399	11.520555	2.77%	48,871	2005
	10.636952	11.210399	5.39%	53,365	2004
	9.512275	10.636952	11.82%	32,617	2003
	10.000000	9.512275	-4.88%	4,998	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.550452	10.235457	-24.46%	41,870	2008
	13.040972	13.550452	3.91%	120,763	2007
	11.907296	13.040972	9.52%	213,051	2006
	11.492324	11.907296	3.61%	216,738	2005
	10.667820	11.492324	7.73%	246,718	2004
	9.035026	10.667820	18.07%	227,370	2003
	10.000000	9.035026	-9.65%	41,432	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.633797	9.874196	-32.52%	90,277	2008
	14.018455	14.633797	4.39%	96,593	2007
	12.443590	14.018455	12.66%	111,506	2006
	11.816095	12.443590	5.31%	117,030	2005
	10.718152	11.816095	10.24%	121,130	2004
	8.605087	10.718152	24.56%	89,748	2003
	10.000000	8.605087	-13.95%	4	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.292542	9.498624	-37.89%	64,686	2008
	14.676067	15.292542	4.20%	48,270	2007
	12.767869	14.676067	14.95%	50,520	2006
	12.027474	12.767869	6.16%	53,307	2005
	10.724904	12.027474	12.15%	54,233	2004
	8.269399	10.724904	29.69%	7,641	2003
	10.000000	8.269399	-17.31%	71	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.723329	9.824941	-37.51%	0	2008
	14.864843	15.723329	5.78%	0	2007
	13.753426	14.864843	8.08%	0	2006
	12.474208	13.753426	10.25%	0	2005
	10.959328	12.474208	13.82%	0	2004
	8.275425	10.959328	32.43%	0	2003
	10.000000	8.275425	-17.25%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.822333	9.239914	-37.66%	312	2008
	14.037555	14.822333	5.59%	312	2007
	13.005372	14.037555	7.94%	312	2006
	11.816930	13.005372	10.06%	312	2005
	10.402316	11.816930	13.60%	312	2004
	7.875509	10.402316	32.08%	308	2003
	10.000000	7.875509	-21.24%	82	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.452796	10.491449	0.37%	15,389	2008
	10.143005	10.452796	3.05%	3,937	2007
	9.865756	10.143005	2.81%	2,010	2006
	9.770143	9.865756	0.98%	0	2005
	9.854100	9.770143	-0.85%	0	2004
	9.957125	9.854100	-1.03%	0	2003
	10.000000	9.957125	-0.43%	1,348	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.056612	-39.43%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.476709	8.168499	-47.22%	0	2008
	15.289614	15.476709	1.22%	0	2007
	12.664619	15.289614	20.73%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.323233	8.069635	-47.34%	107	2008
	15.172347	15.323233	0.99%	101	2007
	12.602422	15.172347	20.39%	103	2006
	11.460775	12.602422	9.96%	0	2005
	10.000000	11.460775	14.61%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.290201	-37.10%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.200757	-37.99%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.683090	-33.17%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.093701	6.358809	-47.42%	468	2008
	11.230739	12.093701	7.68%	545	2007
	11.087661	11.230739	1.29%	545	2006
	10.463688	11.087661	5.96%	554	2005
	9.401213	10.463688	11.30%	658	2004
	7.130149	9.401213	31.85%	662	2003
	10.000000	7.130149	-28.70%	274	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.578213	9.727494	-33.27%	0	2008
	15.921908	14.578213	-8.44%	0	2007
	13.801500	15.921908	15.36%	0	2006
	13.614008	13.801500	1.38%	0	2005
	11.800946	13.614008	15.36%	0	2004
	7.649510	11.800946	54.27%	0	2003
	10.000000	7.649510	-23.50%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.350955	8.889163	-33.42%	2,869	2008
	14.634144	13.350955	-8.77%	2,088	2007
	12.706555	14.634144	15.17%	1,993	2006
	12.569516	12.706555	1.09%	2,041	2005
	10.923700	12.569516	15.07%	2,126	2004
	7.099346	10.923700	53.87%	2,291	2003
	10.000000	7.099346	-29.01%	559	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.278747	9.895711	-39.21%	0	2008
	16.207811	16.278747	0.44%	0	2007
	14.708339	16.207811	10.19%	0	2006
	13.314364	14.708339	10.47%	0	2005
	11.374044	13.314364	17.06%	0	2004
	8.201086	11.374044	38.69%	0	2003
	10.000000	8.201086	-17.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.462286	9.980488	-39.37%	97	2008
	16.428752	16.462286	0.20%	91	2007
	14.947045	16.428752	9.91%	86	2006
	13.568020	14.947045	10.16%	0	2005
	11.614004	13.568020	16.82%	0	2004
	8.398016	11.614004	38.29%	0	2003
	10.000000	8.398016	-16.02%	0	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.294106	6.485451	-42.58%	0	2008
	10.644408	11.294106	6.10%	0	2007
	10.000000	10.644408	6.44%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.833644	-1.66%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.570904	-44.29%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.676714	6.774400	-46.56%	8,532	2008
	11.321490	12.676714	11.97%	16,417	2007
	10.689783	11.321490	5.91%	17,123	2006
	10.364638	10.689783	3.14%	16,894	2005
	9.884564	10.364638	4.86%	17,236	2004
	7.690247	9.884564	28.53%	5,949	2003
	10.000000	7.690247	-23.10%	1,130	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.697807	9.233008	-41.18%	0	2008
	15.011255	15.697807	4.57%	0	2007
	12.968449	15.011255	15.75%	0	2006
	11.531935	12.968449	12.46%	0	2005
	10.000000	11.531935	15.32%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.555404	9.125905	-41.33%	2,507	2008
	14.914215	15.555404	4.30%	2,269	2007
	12.916367	14.914215	15.47%	2,260	2006
	11.514872	12.916367	12.17%	2,252	2005
	10.000000	11.514872	15.15%	2,160	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.697246	10.410023	-41.18%	0	2008
	16.926186	17.697246	4.56%	0	2007
	14.622348	16.926186	15.76%	0	2006
	13.006026	14.622348	12.43%	0	2005
	11.097498	13.006026	17.20%	0	2004
	7.889378	11.097498	40.66%	0	2003
	10.000000	7.889378	-21.11%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.438781	10.233564	-41.32%	2,151	2008
	16.716407	17.438781	4.32%	2,163	2007
	14.481532	16.716407	15.43%	2,169	2006
	12.908763	14.481532	12.18%	2,179	2005
	11.040909	12.908763	16.92%	2,179	2004
	7.857962	11.040909	40.51%	4,171	2003
	10.000000	7.857962	-21.42%	898	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.554138	1.983372	-79.24%	0	2008
	10.000000	9.554138	-4.46%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.341575	2.798373	-79.03%	0	2008
	13.580440	13.341575	-1.76%	0	2007
	12.618568	13.580440	7.62%	0	2006
	12.539573	12.618568	0.63%	0	2005
	11.700756	12.539573	7.17%	0	2004
	9.597547	11.700756	21.91%	0	2003
	10.000000	9.597547	-4.02%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.047238	7.875269	-39.64%	5,368	2008
	12.738485	13.047238	2.42%	12,902	2007
	11.285964	12.738485	12.87%	14,089	2006
	10.851782	11.285964	4.00%	13,771	2005
	10.109284	10.851782	7.34%	13,552	2004
	8.129514	10.109284	24.35%	11,885	2003
	10.000000	8.129514	-18.70%	2,704	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.501325	10.089362	-38.86%	0	2008
	16.985206	16.501325	-2.85%	0	2007
	15.017140	16.985206	13.11%	0	2006
	13.890264	15.017140	8.11%	0	2005
	11.826493	13.890264	17.45%	0	2004
	8.329479	11.826493	41.98%	0	2003
	10.000000	8.329479	-16.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.662036	5.891062	-39.03%	0	2008
	9.963739	9.662036	-3.03%	0	2007
	10.000000	9.963739	-0.36%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.719737	12.379818	-15.90%	4,444	2008
	13.662916	14.719737	7.73%	8,180	2007
	12.954424	13.662916	5.47%	8,000	2006
	12.852542	12.954424	0.79%	7,526	2005
	12.051704	12.852542	6.65%	6,653	2004
	10.459140	12.051704	15.23%	1,218	2003
	10.000000	10.459140	4.59%	112	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.640181	8.826521	-39.71%	0	2008
	15.843988	14.640181	-7.60%	0	2007
	13.897765	15.843988	14.00%	0	2006
	13.428187	13.897765	3.50%	0	2005
	12.288020	13.428187	9.28%	0	2004
	10.000000	12.288020	22.88%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.285111	9.527922	-44.88%	0	2008
	16.219613	17.285111	6.57%	0	2007
	12.911822	16.219613	25.62%	0	2006
	11.700619	12.911822	10.35%	0	2005
	10.238670	11.700619	14.28%	0	2004
	8.099663	10.238670	26.41%	0	2003
	10.000000	8.099663	-19.00%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.721383	8.779248	-40.36%	0	2008
	17.151379	14.721383	-14.17%	0	2007
	14.867077	17.151379	15.36%	0	2006
	14.122666	14.867077	5.27%	0	2005
	11.377048	14.122666	24.13%	0	2004
	7.729985	11.377048	47.18%	0	2003
	10.000000	7.729985	-22.70%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.625600	7.199411	-38.07%	0	2008
	11.203249	11.625600	3.77%	0	2007
	10.803472	11.203249	3.70%	0	2006
	10.392558	10.803472	3.95%	0	2005
	10.060577	10.392558	3.30%	0	2004
	8.189325	10.060577	22.85%	0	2003
	10.000000	8.189325	-18.11%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.141221	9.811712	-11.93%	468	2008
	10.767281	11.141221	3.47%	468	2007
	10.570988	10.767281	1.86%	468	2006
	10.341028	10.570988	2.22%	468	2005
	10.103021	10.341028	2.36%	468	2004
	10.000000	10.103021	1.03%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.590310	13.152718	-39.08%	493	2008
	26.538641	21.590310	-18.65%	879	2007
	19.599534	26.538641	35.40%	886	2006
	17.068213	19.599534	14.83%	0	2005
	12.753877	17.068213	33.83%	0	2004
	10.000000	12.753877	27.54%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.196128	5.602977	-49.96%	7,169	2008
	9.760477	11.196128	14.71%	16,548	2007
	9.669977	9.760477	0.94%	16,898	2006
	9.134061	9.669977	5.87%	17,487	2005
	8.697830	9.134061	5.02%	21,007	2004
	6.961535	8.697830	24.94%	18,573	2003
	10.000000	6.961535	-30.38%	3,021	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.367759	8.440041	-36.86%	7,644	2008
	13.917308	13.367759	-3.95%	29,414	2007
	12.193685	13.917308	14.14%	30,265	2006
	11.908257	12.193685	2.40%	30,408	2005
	10.311016	11.908257	15.49%	32,719	2004
	8.017082	10.311016	28.61%	21,631	2003
	10.000000	8.017082	-19.83%	6,062	2002*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.833459	6.067220	-52.72%	8,279	2008
	12.880958	12.833459	-0.37%	16,330	2007
	11.601695	12.880958	11.03%	18,756	2006
	11.194139	11.601695	3.64%	25,090	2005
	10.274118	11.194139	8.95%	26,608	2004
	7.841146	10.274118	31.03%	20,671	2003
	10.000000	7.841146	-21.59%	2,416	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.364233	6.973007	-43.60%	1,833	2008
	11.258301	12.364233	9.82%	7,846	2007
	10.798318	11.258301	4.26%	7,939	2006
	10.116673	10.798318	6.74%	7,772	2005
	9.678689	10.116673	4.53%	7,445	2004
	7.621680	9.678689	26.99%	7,242	2003
	10.000000	7.621680	-23.78%	499	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.751455	8.201945	-47.93%	0	2008
	14.457503	15.751455	8.95%	0	2007
	12.621721	14.457503	14.54%	0	2006
	11.714166	12.621721	7.75%	0	2005
	10.317532	11.714166	13.54%	0	2004
	7.754111	10.317532	33.06%	0	2003
	10.000000	7.754111	-22.46%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006
	11.021997	11.839172	7.41%	0	2005
	10.000000	11.021997	10.22%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.467680	7.874708	-31.33%	0	2008
	10.791189	11.467680	6.27%	0	2007
	10.000000	10.791189	7.91%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.424371	7.824811	-31.51%	1,303	2008
	10.774151	11.424371	6.03%	1,303	2007
	10.000000	10.774151	7.74%	1,039	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.328286	12.464497	-41.56%	409	2008
	18.959922	21.328286	12.49%	409	2007
	15.081854	18.959922	25.71%	409	2006
	13.034430	15.081854	15.71%	409	2005
	10.718895	13.034430	21.60%	409	2004
	8.479227	10.718895	26.41%	409	2003
	10.000000	8.479227	-15.21%	239	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.935532	10.494240	-29.74%	0	2008
	13.870692	14.935532	7.68%	0	2007
	12.683944	13.870692	9.36%	0	2006
	11.989513	12.683944	5.79%	0	2005
	10.716082	11.989513	11.88%	0	2004
	8.562488	10.716082	25.15%	0	2003
	10.000000	8.562488	-14.38%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.868677	8.084811	-41.70%	2,035	2008
	13.455846	13.868677	3.07%	2,093	2007
	11.700640	13.455846	15.00%	2,038	2006
	11.379408	11.700640	2.82%	1,749	2005
	10.408172	11.379408	9.33%	1,418	2004
	8.010029	10.408172	29.94%	923	2003
	10.000000	8.010029	-19.90%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.702870	11.803026	-54.08%	0	2008
	24.767250	25.702870	3.78%	0	2007
	18.645974	24.767250	32.83%	0	2006
	16.278228	18.645974	14.55%	0	2005
	13.259341	16.278228	22.77%	956	2004
	9.370222	13.259341	41.51%	3,652	2003
	10.000000	9.370222	-6.30%	3,702	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.756983	6.954736	-40.85%	54	2008
	10.528101	11.756983	11.67%	154	2007
	10.778812	10.528101	-2.33%	154	2006
	9.547500	10.778812	12.90%	154	2005
	8.964513	9.547500	6.50%	154	2004
	7.392116	8.964513	21.27%	`204	2003
	10.000000	7.392116	-26.08%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.160456	10.838237	-36.84%	1,852	2008
	17.196197	17.160456	-0.21%	9,531	2007
	15.317407	17.196197	12.27%	9,637	2006
	14.612519	15.317407	4.82%	13,444	2005
	12.483935	14.612519	17.05%	12,700	2004
	9.013710	12.483935	38.50%	12,188	2003
	10.000000	9.013710	-9.86%	4,029	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.358343	10.429789	-32.09%	0	2008
	15.728452	15.358343	-2.35%	0	2007
	13.984408	15.728452	12.47%	0	2006
	13.265949	13.984408	5.42%	0	2005
	11.072160	13.265949	19.81%	0	2004
	8.174916	11.072160	35.44%	0	2003
	10.000000	8.174916	-18.25%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.879516	7.657372	-35.54%	0	2008
	11.213082	11.879516	5.94%	0	2007
	10.445415	11.213082	7.35%	0	2006
	10.254769	10.445415	1.86%	0	2005
	9.822093	10.254769	4.41%	0	2004
	7.929788	9.822093	23.86%	0	2003
	10.000000	7.929788	-20.70%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	14.005946	8.653958	-38.21%	0	2008
	13.538024	14.005946	3.46%	0	2007
	11.923558	13.538024	13.54%	0	2006
	11.585616	11.923558	2.92%	0	2005
	10.652450	11.585616	8.76%	0	2004
	8.442019	10.652450	26.18%	0	2003
	10.000000	8.442019	-15.58%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.747638	9.702446	-38.39%	2,942	2008
	15.259789	15.747638	3.20%	3,053	2007
	13.474053	15.259789	13.25%	3,056	2006
	13.124497	13.474053	2.66%	296	2005
	12.098912	13.124497	8.48%	300	2004
	10.000000	12.098912	20.99%	1,110	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.331512	7.355800	-35.09%	1,800	2008
	12.790008	11.331512	-11.40%	2,140	2007
	11.169347	12.790008	14.51%	2,461	2006
	10.844027	11.169347	3.00%	2,556	2005
	10.074369	10.844027	7.64%	2,651	2004
	8.049443	10.074369	25.16%	2,207	2003
	10.000000	8.049443	-19.51%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.774421	8.831662	-30.86%	0	2008
	11.853660	12.774421	7.77%	0	2007
	10.414474	11.853660	13.82%	0	2006
	10.417474	10.414474	-0.03%	0	2005
	9.894163	10.417474	5.29%	143	2004
	8.125085	9.894163	21.77%	143	2003
	10.000000	8.125085	-18.75%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.218393	10.329317	-27.35%	2,083	2008
	14.019063	14.218393	1.42%	2,083	2007
	12.897849	14.019063	8.69%	2,083	2006
	12.828899	12.897849	0.54%	2,083	2005
	11.847031	12.828899	8.29%	2,083	2004
	9.895326	11.847031	19.72%	2,083	2003
	10.000000	9.895326	-1.05%	0	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.144424	8.080034	-46.65%	0	2008
	14.065121	15.144424	7.67%	0	2007
	12.034354	14.065121	16.87%	0	2006
	11.223112	12.034354	7.23%	0	2005
	10.009372	11.223112	12.13%	0	2004
	7.722339	10.009372	29.62%	0	2003
	10.000000	7.722339	-22.78%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.317848	9.618615	-44.46%	0	2008
	14.928897	17.317848	16.00%	0	2007
	14.031447	14.928897	6.40%	0	2006
	12.664587	14.031447	10.79%	0	2005
	11.161229	12.664587	13.47%	0	2004
	8.105489	11.161229	37.70%	0	2003
	10.000000	8.105489	-18.95%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.685113	10.649338	-8.86%	0	2008
	11.280951	11.685113	3.58%	0	2007
	11.017808	11.280951	2.39%	0	2006
	11.064280	11.017808	-0.42%	0	2005
	10.862411	11.064280	1.86%	0	2004
	10.559695	10.862411	2.87%	0	2003
	10.000000	10.559695	5.60%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.649293	10.586346	-9.12%	4,350	2008
	11.272423	11.649293	3.34%	6,535	2007
	11.034309	11.272423	2.16%	7,247	2006
	11.114919	11.034309	-0.73%	6,552	2005
	10.943828	11.114919	1.56%	6,642	2004
	10.659835	10.943828	2.66%	6,113	2003
	10.000000	10.659835	6.60%	3,680	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.993992	6.027489	-49.75%	0	2008
	10.384045	11.993992	15.50%	0	2007
	9.742546	10.384045	6.58%	0	2006
	9.178232	9.742546	6.15%	0	2005
	8.470639	9.178232	8.35%	0	2004
	6.604150	8.470639	28.26%	0	2003
	9.120496	6.604150	-27.59%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.769227	5.911187	-49.77%	512	2008
	10.206315	11.769227	15.31%	1,424	2007
	9.587444	10.206315	6.46%	2,022	2006
	9.052057	9.587444	5.91%	2,346	2005
	8.374365	9.052057	8.09%	2,687	2004
	6.538869	8.374365	28.07%	1,583	2003
	9.065148	6.538869	-27.87%	0	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.308565	8.612082	-30.03%	0	2008
	10.855371	12.308565	13.39%	0	2007
	10.297528	10.855371	5.42%	0	2006
	10.079199	10.297528	2.17%	0	2005
	9.731960	10.079199	3.57%	0	2004
	8.396638	9.731960	15.90%	0	2003
	9.371547	8.396638	-10.40%	0	2002
	9.957220	9.371547	-5.88%	0	2001
	10.557084	9.957220	-5.68%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.535316	8.061296	-30.12%	0	2008
	10.189649	11.535316	13.21%	0	2007
	9.674991	10.189649	5.32%	0	2006
	9.483296	9.674991	2.02%	0	2005
	9.172373	9.483296	3.39%	0	2004
	7.930194	9.172373	15.66%	0	2003
	8.868090	7.930194	-10.58%	0	2002
	9.435985	8.868090	-6.02%	0	2001
	10.000000	9.435985	-5.64%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.050495	6.965163	-36.97%	0	2008
	9.457546	11.050495	16.84%	0	2007
	9.003974	9.457546	5.04%	0	2006
	8.824678	9.003974	2.03%	0	2005
	8.480874	8.824678	4.05%	0	2004
	7.005744	8.480874	21.06%	0	2003
	8.438337	7.005744	-16.98%	0	2002
	9.282090	8.438337	-9.09%	0	2001
	10.802974	9.282090	-14.08%	0	2000

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.191098	6.417067	-37.03%	0	2008
	8.742068	10.191098	16.58%	0	2007
	8.332547	8.742068	4.91%	0	2006
	8.184450	8.332547	1.81%	0	2005
	7.882170	8.184450	3.83%	0	2004
	6.517601	7.882170	20.94%	0	2003
	7.877067	6.517601	-17.26%	0	2002
	8.673347	7.877067	-9.18%	0	2001
	10.000000	8.673347	-13.27%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.575353	7.507100	-35.15%	0	2008
	10.814281	11.575353	7.04%	0	2007
	9.853844	10.814281	9.75%	0	2006
	9.491339	9.853844	3.82%	0	2005
	9.158850	9.491339	3.63%	0	2004
	7.927650	9.158850	15.53%	0	2003
	8.838563	7.927650	-10.31%	0	2002
	9.150065	8.838563	-3.40%	0	2001
	9.734233	9.150065	-6.00%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.966043	7.745702	-35.27%	544	2008
	11.197705	11.966043	6.86%	906	2007
	10.216090	11.197705	9.61%	1,000	2006
	9.848019	10.216090	3.74%	1,682	2005
	9.527969	9.848019	3.36%	1,964	2004
	8.255306	9.527969	15.42%	1,964	2003
	9.221950	8.255306	-10.48%	1,964	2002
	9.561266	9.221950	-3.55%	1,964	2001
	10.000000	9.561266	-4.39%	1,152	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.515303	9.316033	-43.59%	0	2008
	14.298951	16.515303	15.50%	0	2007
	13.034847	14.298951	9.70%	0	2006
	11.347721	13.034847	14.87%	0	2005
	10.008646	11.347721	13.38%	0	2004
	7.932488	10.008646	26.17%	0	2003
	8.909469	7.932488	-10.97%	0	2002
	10.343090	8.909469	-13.86%	0	2001
	11.278366	10.343090	-8.29%	0	2000

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.540289	8.190945	-43.67%	24,755	2008
	12.611010	14.540289	15.30%	29,395	2007
	11.512407	12.611010	9.54%	35,068	2006
	10.039584	11.512407	14.67%	34,531	2005
	8.868737	10.039584	13.20%	34,145	2004
	7.037634	8.868737	26.02%	24,365	2003
	7.920110	7.037634	-11.14%	11,032	2002
	9.205805	7.920110	-13.97%	2,902	2001
	10.000000	9.205805	-7.94%	1,750	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.568311	5.531486	-42.19%	0	2008
	9.104175	9.568311	5.10%	0	2007
	8.124287	9.104175	12.06%	0	2006
	6.831136	8.124287	18.93%	0	2005
	6.861790	6.831136	-0.45%	0	2004
	5.576369	6.861790	23.05%	0	2003
	6.114660	5.576369	-8.80%	0	2002
	8.713906	6.114660	-29.83%	0	2001
	10.000000	8.713906	-12.86%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.458655	5.453249	-42.35%	725	2008
	9.016358	9.458655	4.91%	228	2007
	8.058566	9.016358	11.89%	228	2006
	6.792938	8.058566	18.63%	228	2005
	6.822945	6.792938	-0.44%	228	2004
	5.556618	6.822945	22.79%	228	2003
	6.114650	5.556618	-9.13%	0	2002
	8.713899	6.114650	-29.83%	0	2001
	10.000000	8.713899	-12.86%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.936709	7.285831	-43.68%	0	2008
	12.977703	12.936709	-0.32%	0	2007
	10.993905	12.977703	18.04%	0	2006
	10.574610	10.993905	3.97%	0	2005
	9.658120	10.574610	9.49%	0	2004
	7.544918	9.658120	28.01%	0	2003
	9.247408	7.544918	-18.41%	0	2002
	9.912757	9.247408	-6.71%	0	2001
	9.309967	9.912757	6.47%	0	2000

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.972189	7.854230	-43.79%	5,723	2008
	14.036537	13.972189	-0.46%	6,344	2007
	11.905850	14.036537	17.90%	6,875	2006
	11.472094	11.905850	3.78%	7,187	2005
	10.491852	11.472094	9.34%	6,752	2004
	8.208296	10.491852	27.82%	4,782	2003
	10.079193	8.208296	-18.56%	1,553	2002
	10.820011	10.079193	-6.85%	43	2001
	10.000000	10.820011	8.20%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.365422	6.504780	-42.77%	0	2008
	10.324056	11.365422	10.09%	0	2007
	9.292999	10.324056	11.09%	0	2006
	8.791444	9.292999	5.71%	0	2005
	8.456900	8.791444	3.96%	0	2004
	6.960439	8.456900	21.50%	0	2003
	8.499804	6.960439	-18.11%	0	2002
	9.487345	8.499804	-10.41%	0	2001
	10.020589	9.487345	-5.32%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.587292	6.617745	-42.89%	49	2008
	10.539053	11.587292	9.95%	2,421	2007
	9.499559	10.539053	10.94%	2,468	2006
	8.997519	9.499559	5.58%	2,422	2005
	8.673997	8.997519	3.73%	2,404	2004
	7.148066	8.673997	21.35%	2,277	2003
	8.744908	7.148066	-18.26%	2,015	2002
	9.777778	8.744908	-10.56%	0	2001
	10.000000	9.777778	-2.22%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.322042	4.117850	-55.83%	0	2008
	7.707977	9.322042	20.94%	0	2007
	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	0	2004
	5.187189	6.611555	27.46%	0	2003
	6.758171	5.187189	-23.25%	0	2002
	8.036133	6.758171	-15.90%	0	2001
	9.869824	8.036133	-18.58%	0	2000

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.706105	4.280219	-55.90%	0	2008
	8.034476	9.706105	20.81%	0	2007
	7.775099	8.034476	3.34%	0	2006
	7.277696	7.775099	6.83%	0	2005
	6.926285	7.277696	5.07%	0	2004
	5.444901	6.926285	27.21%	0	2003
	7.102214	5.444901	-23.34%	0	2002
	8.465213	7.102214	-16.10%	0	2001
	10.000000	8.465213	-15.35%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.764399	5.583142	-48.13%	0	2008
	8.632044	10.764399	24.70%	0	2007
	8.227083	8.632044	4.92%	0	2006
	7.919648	8.227083	3.88%	0	2005
	7.801994	7.919648	1.51%	0	2004
	5.977313	7.801994	30.53%	0	2003
	8.711728	5.977313	-31.39%	0	2002
	10.773174	8.711728	-19.13%	0	2001
	12.322268	10.773174	-12.57%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.336685	4.317882	-48.21%	5,236	2008
	6.696368	8.336685	24.50%	7,141	2007
	6.391776	6.696368	4.77%	9,753	2006
	6.162875	6.391776	3.71%	10,898	2005
	6.079615	6.162875	1.37%	12,773	2004
	4.666221	6.079615	30.29%	12,537	2003
	6.810319	4.666221	-31.48%	6,268	2002
	8.436186	6.810319	-19.27%	6,268	2001
	10.000000	8.436186	-15.64%	3,639	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.689202	7.137243	-26.34%	0	2008
	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	0	2004
	6.490761	8.101344	24.81%	0	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	0	2001
	9.672582	7.358723	-23.92%	0	2000

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.431537	7.676108	-26.41%	0	2008
	10.349813	10.431537	0.79%	0	2007
	9.482825	10.349813	9.14%	218	2006
	9.428352	9.482825	0.58%	205	2005
	8.768569	9.428352	7.52%	158	2004
	7.037332	8.768569	24.60%	118	2003
	6.930397	7.037332	1.54%	77	2002
	8.006220	6.930397	-13.44%	24	2001
	10.000000	8.006220	-19.94%	0	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.782172	7.194239	-26.46%	89	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.782172	7.194239	-26.46%	89	2008
	10.000000	9.782172	-2.18%	240	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.598174	6.563319	-38.07%	1,948	2008
	10.226216	10.598174	3.64%	2,581	2007
	8.988721	10.226216	13.77%	3,702	2006
	8.722926	8.988721	3.05%	4,376	2005
	8.022193	8.722926	8.73%	5,170	2004
	6.355320	8.022193	26.23%	5,048	2003
	8.315471	6.355320	-23.57%	4,912	2002
	9.624951	8.315471	-13.61%	4,764	2001
	10.794851	9.624951	-10.84%	2,702	2000

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.870262	13.191412	-4.89%	157	2008
	13.523533	13.870262	2.56%	516	2007
	13.183401	13.523533	2.58%	491	2006
	13.123136	13.183401	0.46%	440	2005
	12.780645	13.123136	2.68%	330	2004
	12.358517	12.780645	3.42%	236	2003
	11.393734	12.358517	8.47%	128	2002
	10.687263	11.393734	6.61%	43	2001
	9.774410	10.687263	9.34%	0	2000

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	36.215259	21.534062	-40.54%	0	2008
	31.904002	36.215259	13.51%	0	2007
	28.825064	31.904002	10.68%	0	2006
	24.806191	28.825064	16.20%	0	2005
	20.224812	24.806191	22.65%	0	2004
	14.852369	20.224812	36.17%	0	2003
	16.768811	14.852369	-11.43%	0	2002
	17.654305	16.768811	-5.02%	0	2001
	13.447936	17.654305	31.28%	0	2000

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.579167	13.404078	-40.64%	6,316	2008
	19.916853	22.579167	13.37%	9,927	2007
	18.024737	19.916853	10.50%	12,304	2006
	15.536406	18.024737	16.02%	12,867	2005
	12.678825	15.536406	22.54%	14,111	2004
	9.329285	12.678825	35.90%	11,990	2003
	10.548182	9.329285	-11.56%	9,425	2002
	11.122665	10.548182	-5.16%	4,253	2001
	10.000000	11.122665	11.23%	2,540	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.673439	11.822500	1.28%	0	2008
	11.291501	11.673439	3.38%	0	2007
	10.950666	11.291501	3.11%	0	2006
	10.810512	10.950666	1.30%	0	2005
	10.866353	10.810512	-0.51%	0	2004
	10.944964	10.866353	-0.72%	0	2003
	10.948819	10.944964	-0.04%	0	2002
	10.695455	10.948819	2.37%	0	2001
	10.231401	10.695455	4.54%	0	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.429063	8.513548	-44.82%	0	2008
	13.392845	15.429063	15.20%	0	2007
	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001
	13.058898	10.379362	-20.52%	0	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.336679	6.795715	-44.91%	726	2008
	10.722642	12.336679	15.05%	726	2007
	9.261535	10.722642	15.78%	726	2006
	7.931469	9.261535	16.77%	726	2005
	7.120587	7.931469	11.39%	1,437	2004
	5.064145	7.120587	40.61%	3,328	2003
	6.476740	5.064145	-21.81%	1,407	2002
	8.358362	6.476740	-22.51%	1,265	2001
	10.000000	8.358362	-16.42%	608	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.121508	9.433879	-44.90%	882	2008
	14.880550	17.121508	15.06%	1,550	2007
	12.848462	14.880550	15.82%	1,707	2006
	11.007058	12.848462	16.73%	1,755	2005
	10.000000	11.007058	10.07%	1,444	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.221488	9.500392	-44.83%	0	2008
	14.946359	17.221488	15.22%	0	2007
	12.890314	14.946359	15.95%	0	2006
	11.025913	12.890314	16.91%	0	2005
	10.000000	11.025913	10.26%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.126036	6.898839	-47.44%	0	2008
	13.093301	13.126036	0.25%	0	2007
	11.626680	13.093301	12.61%	0	2006
	11.148993	11.626680	4.28%	0	2005
	10.211171	11.148993	9.18%	0	2004
	7.747568	10.211171	31.80%	0	2003
	9.357136	7.747568	-17.20%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.996811	6.821757	-47.51%	0	2008
	12.981293	12.996811	0.12%	0	2007
	11.542131	12.981293	12.47%	0	2006
	11.093630	11.542131	4.04%	0	2005
	10.173655	11.093630	9.04%	0	2004
	7.738047	10.173655	31.48%	0	2003
	9.357144	7.738047	-17.30%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.413919	7.877359	-52.01%	0	2008
	15.813820	16.413919	3.79%	0	2007
	13.844139	15.813820	14.23%	0	2006
	13.732058	13.844139	0.82%	0	2005
	12.255290	13.732058	12.05%	0	2004
	7.900936	12.255290	55.11%	0	2003
	10.000000	7.900936	-20.99%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.390458	7.369529	-52.12%	3,293	2008
	14.850050	15.390458	3.64%	1,187	2007
	13.021605	14.850050	14.04%	1,333	2006
	12.932313	13.021605	0.69%	1,477	2005
	11.556580	12.932313	11.90%	1,533	2004
	7.470696	11.556580	54.69%	1,044	2003
	10.000000	7.470696	-25.29%	0	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.482615	9.682314	-28.19%	0	2008
	14.056416	13.482615	-4.08%	0	2007
	12.176606	14.056416	15.44%	0	2006
	11.946646	12.176606	1.92%	0	2005
	10.924240	11.946646	9.36%	0	2004
	8.898962	10.924240	22.76%	0	2003
	10.000000	8.898962	-11.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.580310	-34.20%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.424713	10.236559	-41.25%	0	2008
	15.310355	17.424713	13.81%	0	2007
	12.797582	15.310355	19.63%	0	2006
	11.783755	12.797582	8.60%	0	2005
	10.084272	11.783755	16.85%	0	2004
	7.739221	10.084272	30.30%	0	2003
	10.000000	7.739221	-22.61%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.393537	10.900985	-37.33%	0	2008
	16.673495	17.393537	4.32%	0	2007
	15.312069	16.673495	8.89%	0	2006
	14.043607	15.312069	9.03%	0	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.360522	7.037475	-38.05%	10,338	2008
	10.410330	11.360522	9.13%	12,022	2007
	9.868998	10.410330	5.49%	13,049	2006
	9.632052	9.868998	2.46%	13,244	2005
	8.990793	9.632052	7.13%	12,299	2004
	7.459892	8.990793	20.52%	8,801	2003
	10.000000	7.459892	-25.40%	1,669	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.447828	4.971189	-52.42%	2,252	2008
	9.706459	10.447828	7.64%	4,052	2007
	9.652177	9.706459	0.56%	5,206	2006
	9.545848	9.652177	1.11%	5,917	2005
	8.490136	9.545848	12.43%	6,639	2004
	6.322320	8.490136	34.29%	4,179	2003
	10.000000	6.322320	-36.78%	893	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.343438	6.743681	-40.55%	4	2008
	11.286669	11.343438	0.50%	1,600	2007
	10.166759	11.286669	11.02%	1,746	2006
	9.846662	10.166759	3.25%	1,681	2005
	9.431340	9.846662	4.40%	6,442	2004
	7.190438	9.431340	31.17%	5,386	2003
	10.000000	7.190438	-28.10%	2,409	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.467642	10.226012	-33.89%	6,795	2008
	14.625942	15.467642	5.75%	9,763	2007
	12.346413	14.625942	18.46%	12,594	2006
	11.796443	12.346413	4.66%	13,040	2005
	10.451008	11.796443	12.87%	12,879	2004
	8.525313	10.451008	22.59%	7,834	2003
	10.000000	8.525313	-14.75%	4,988	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.918998	8.842770	-31.55%	0	2008
	12.296343	12.918998	5.06%	0	2007
	11.328021	12.296343	8.55%	0	2006
	11.080574	11.328021	2.23%	0	2005
	10.640349	11.080574	4.14%	0	2004
	9.228802	10.640349	15.30%	0	2003
	10.000000	9.228802	-7.71%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.283801	5.463932	-46.87%	0	2008
	10.152648	10.283801	1.29%	0	2007
	10.000000	10.152648	1.53%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.978067	8.320532	-40.47%	897	2008
	13.215001	13.978067	5.77%	897	2007
	11.822846	13.215001	11.78%	897	2006
	11.254941	11.822846	5.05%	897	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.889310	7.516796	-30.97%	1,839	2008
	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.547109	9.344260	-11.40%	0	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.049870	7.268248	-39.68%	1,338	2008
	10.719544	12.049870	12.41%	1,338	2007
	10.000000	10.719544	7.20%	682	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.270518	6.180334	-45.16%	4,273	2008
	10.247234	11.270518	9.99%	676	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.490054	8.121026	-29.32%	0	2008
	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	38.261317	15.822270	-58.65%	0	2008
	26.810265	38.261317	42.71%	0	2007
	20.006981	26.810265	34.00%	0	2006
	15.379509	20.006981	30.09%	0	2005
	12.990544	15.379509	18.39%	0	2004
	8.025296	12.990544	61.87%	0	2003
	10.000000	8.025296	-19.75%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.304806	12.137596	-58.58%	338	2008
	20.497800	29.304806	42.97%	338	2007
	15.269326	20.497800	34.24%	1,105	2006
	11.723703	15.269326	30.24%	767	2005
	10.000000	11.723703	17.24%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.445149	-45.55%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.095443	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.107929	-38.92%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.106026	-38.94%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.815732	-31.84%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.810381	-1.90%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.816183	-1.84%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.942823	12.646087	5.89%	1,957	2008
	11.338783	11.942823	5.33%	2,252	2007
	11.161405	11.338783	1.59%	2,529	2006
	10.995063	11.161405	1.51%	2,616	2005
	10.831857	10.995063	1.51%	2,622	2004
	10.803103	10.831857	0.27%	2,212	2003
	10.000000	10.803103	8.03%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.848308	10.945387	-7.62%	4,273	2008
	11.438794	11.848308	3.58%	32,289	2007
	10.960469	11.438794	4.36%	11,237	2006
	10.792597	10.960469	1.56%	11,790	2005
	10.491152	10.792597	2.87%	12,770	2004
	9.890561	10.491152	6.07%	12,514	2003
	10.000000	9.890561	-1.09%	2,156	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.751344	10.648772	-16.49%	15,380	2008
	12.254994	12.751344	4.05%	17,360	2007
	11.497891	12.254994	6.58%	17,856	2006
	11.194012	11.497891	2.71%	15,990	2005
	10.626808	11.194012	5.34%	16,197	2004
	9.508030	10.626808	11.77%	10,365	2003
	10.000000	9.508030	-4.92%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.509994	10.199700	-24.50%	8,518	2008
	13.008688	13.509994	3.85%	18,026	2007
	11.883847	13.008688	9.47%	23,144	2006
	11.475511	11.883847	3.56%	21,119	2005
	10.657631	11.475511	7.67%	26,004	2004
	9.030991	10.657631	18.01%	19,696	2003
	10.000000	9.030991	9.69%	2,287	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.590137	9.839727	-32.56%	27,952	2008
	13.983780	14.590137	4.34%	35,088	2007
	12.419111	13.983780	12.60%	35,245	2006
	11.798821	12.419111	5.26%	35,652	2005
	10.707932	11.798821	10.19%	35,861	2004
	8.601254	10.707932	24.49%	7,784	2003
	10.000000	8.601254	-13.99%	5,055	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.246911	9.465454	-37.92%	20,784	2008
	14.639757	15.246911	4.15%	21,763	2007
	12.742739	14.639757	14.89%	39,088	2006
	12.009900	12.742739	6.10%	38,222	2005
	10.714675	12.009900	12.09%	39,043	2004
	8.265709	10.714675	29.63%	21,271	2003
	10.000000	8.265709	-17.34%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.678812	9.792131	-37.55%	0	2008
	14.830329	15.678812	5.72%	0	2007
	13.728454	14.830329	8.03%	0	2006
	12.457864	13.728454	10.20%	0	2005
	10.950532	12.457864	13.76%	0	2004
	8.272984	10.950532	32.36%	0	2003
	10.000000	8.272984	-17.27%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.779688	9.208623	-37.69%	1,722	2008
	14.004322	14.779688	5.54%	2,009	2007
	12.981161	14.004322	7.88%	2,148	2006
	11.800910	12.981161	10.00%	2,148	2005
	10.393499	11.800910	13.54%	2,367	2004
	7.872833	10.393499	32.02%	1,798	2003
	10.000000	7.872833	-21.27%	1,041	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.421407	10.454628	0.32%	11,624	2008
	10.117716	10.421407	3.00%	10,302	2007
	9.846151	10.117716	2.76%	9,812	2006
	9.755674	9.846151	0.93%	9,787	2005
	9.844512	9.755674	-0.90%	3,519	2004
	9.952495	9.844512	-1.08%	0	2003
	10.000000	9.952495	-0.48%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.054548	-39.45%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.447935	8.149149	-47.25%	0	2008
	15.268984	15.447935	1.17%	0	2007
	12.653934	15.268984	20.67%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.294761	8.050535	-47.36%	3,607	2008
	15.151912	15.294761	0.94%	3,607	2007
	12.591824	15.151912	20.33%	4,157	2006
	11.456941	12.591824	9.91%	3,081	2005
	10.000000	11.456941	14.57%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.288065	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.198650	-38.01%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.680815	-33.19%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.057589	6.336594	-47.45%	0	2008
	11.202931	12.057589	7.63%	0	2007
	11.065828	11.202931	1.24%	0	2006
	10.448386	11.065828	5.91%	0	2005
	9.392238	10.448386	11.24%	0	2004
	7.126957	9.392238	31.78%	885	2003
	10.000000	7.126957	-28.73%	517	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.536925	9.695003	-33.31%	0	2008
	15.884945	14.536925	-8.49%	0	2007
	13.776435	15.884945	15.31%	0	2006
	13.596173	13.776435	1.33%	0	2005
	11.791487	13.596173	15.30%	0	2004
	7.647260	11.791487	54.19%	0	2003
	10.000000	7.647260	-23.53%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.312533	8.859064	-33.45%	0	2008
	14.599504	13.312533	-8.82%	0	2007
	12.682909	14.599504	15.11%	0	2006
	12.552481	12.682909	1.04%	0	2005
	10.914432	12.552481	15.01%	0	2004
	7.096924	10.914432	53.79%	920	2003
	10.000000	7.096924	-29.03%	543	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.232644	9.862655	-39.24%	0	2008
	16.170181	16.232644	0.39%	0	2007
	14.681630	16.170181	10.14%	0	2006
	13.296931	14.681630	10.41%	0	2005
	11.364921	13.296931	17.00%	0	2004
	8.198662	11.364921	38.62%	0	2003
	10.000000	8.198662	-18.01%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.413170	9.945633	-39.40%	5,608	2008
	16.388120	16.413170	0.15%	6,248	2007
	14.917635	16.388120	9.86%	6,393	2006
	13.548202	14.917635	10.11%	6,535	2005
	11.602934	13.548202	16.77%	3,307	2004
	8.394271	11.602934	38.22%	1,061	2003
	10.000000	8.394271	-16.06%	41	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.284508	6.476645	-42.61%	0	2008
	10.640814	11.284508	6.05%	0	2007
	10.000000	10.640814	6.41%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.830311	-1.70%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.569001	-44.31%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.638927	6.750757	-46.59%	7,240	2008
	11.293508	12.638927	11.91%	12,573	2007
	10.668758	11.293508	5.86%	12,677	2006
	10.349493	10.668758	3.08%	12,781	2005
	9.875138	10.349493	4.80%	12,224	2004
	7.686814	9.875138	28.47%	8,362	2003
	10.000000	7.686814	-23.13%	194	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.668629	9.211151	-41.21%	0	2008
	14.991019	15.668629	4.52%	0	2007
	12.957522	14.991019	15.69%	0	2006
	11.528063	12.957522	12.40%	0	2005
	10.000000	11.528063	15.28%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.526471	9.104287	-41.36%	2,234	2008
	14.894095	15.526471	4.25%	2,357	2007
	12.905485	14.894095	15.41%	4,347	2006
	11.511004	12.905485	12.11%	4,474	2005
	10.000000	11.511004	15.11%	4,026	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.647130	10.375248	-41.21%	0	2008
	16.886889	17.647130	4.50%	0	2007
	14.595798	16.886889	15.70%	0	2006
	12.988987	14.595798	12.37%	0	2005
	11.088586	12.988987	17.14%	0	2004
	7.887047	11.088586	40.59%	0	2003
	10.000000	7.887047	-21.13%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.386791	10.197856	-41.35%	4,400	2008
	16.675092	17.386791	4.27%	5,426	2007
	14.453068	16.675092	15.37%	5,603	2006
	12.889927	14.453068	12.13%	5,654	2005
	11.030404	12.889927	16.86%	6,010	2004
	7.854463	11.030404	40.43%	6,197	2003
	10.000000	7.854463	-21.46%	3,737	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.303798	2.789022	-79.04%	0	2008
	13.548907	13.303798	-1.81%	0	2007
	12.595647	13.548907	7.57%	0	2006
	12.523138	12.595647	0.58%	0	2005
	11.691365	12.523138	7.11%	0	2004
	9.594723	11.691365	21.85%	0	2003
	10.000000	9.594723	-4.05%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.008326	7.847787	-39.67%	2,319	2008
	12.706986	13.008326	2.37%	7,836	2007
	11.263768	12.706986	12.81%	10,393	2006
	10.835929	11.263768	3.95%	10,408	2005
	10.099652	10.835929	7.29%	10,604	2004
	8.125889	10.099652	24.29%	9,683	2003
	10.000000	8.125889	-18.74%	2,092	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.454603	10.055658	-38.89%	0	2008
	16.945780	16.454603	-2.90%	0	2007
	14.989876	16.945780	13.05%	0	2006
	13.872076	14.989876	8.06%	0	2005
	11.817001	13.872076	17.39%	0	2004
	8.327018	11.817001	41.91%	0	2003
	10.000000	8.327018	-16.73%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.653847	5.883075	-39.06%	0	2008
	9.960380	9.653847	-3.08%	0	2007
	10.000000	9.960380	-0.40%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.675814	12.336611	-15.94%	1,298	2008
	13.629108	14.675814	7.68%	1,256	2007
	12.928928	13.629108	5.42%	787	2006
	12.833750	12.928928	0.74%	256	2005
	12.040207	12.833750	6.59%	233	2004
	10.454481	12.040207	15.17%	81	2003
	10.000000	10.454481	4.54%	34	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.605472	8.801105	-39.74%	48	2008
	15.814500	14.605472	-7.65%	48	2007
	13.878937	15.814500	13.95%	48	2006
	13.416801	13.878937	3.44%	96	2005
	12.283848	13.416801	9.22%	96	2004
	10.000000	12.283848	22.84%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.236195	9.496110	-44.91%	0	2008
	16.181977	17.236195	6.51%	0	2007
	12.888396	16.181977	25.55%	0	2006
	11.685298	12.888396	10.30%	0	2005
	10.230465	11.685298	14.22%	0	2004
	8.097278	10.230465	26.34%	0	2003
	10.000000	8.097278	-19.03%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.679706	8.749918	-40.39%	0	2008
	17.111577	14.679706	-14.21%	0	2007
	14.840090	17.111577	15.31%	0	2006
	14.104173	14.840090	5.22%	0	2005
	11.367929	14.104173	24.07%	0	2004
	7.727707	11.367929	47.11%	0	2003
	10.000000	7.727707	-22.72%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.592660	7.175351	-38.10%	224	2008
	11.177220	11.592660	3.72%	501	2007
	10.783840	11.177220	3.65%	522	2006
	10.378938	10.783840	3.90%	569	2005
	10.052506	10.378938	3.25%	569	2004
	8.186913	10.052506	22.79%	287	2003
	10.000000	8.186913	-18.13%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.114815	9.783489	-11.98%	0	2008
	10.747251	11.114815	3.42%	0	2007
	10.556674	10.747251	1.81%	0	2006
	10.332268	10.556674	2.17%	59	2005
	10.099592	10.332268	2.30%	59	2004
	10.000000	10.099592	1.00%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.539159	13.114858	-39.11%	0	2008
	26.489312	21.539159	-18.69%	0	2007
	19.573008	26.489312	35.34%	0	2006
	17.053759	19.573008	14.77%	0	2005
	12.749552	17.053759	33.76%	0	2004
	10.000000	12.749552	27.50%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.162720	5.583410	-49.98%	1,707	2008
	9.736326	11.162720	14.65%	7,712	2007
	9.650952	9.736326	0.88%	7,679	2006
	9.120705	9.650952	5.81%	7,596	2005
	8.689526	9.120705	4.96%	9,476	2004
	6.958432	8.689526	24.88%	8,484	2003
	10.000000	6.958432	-30.42%	7,963	2002

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.327892	8.410578	-36.89%	8,504	2008
	13.882899	13.327892	-4.00%	15,394	2007
	12.169700	13.882899	14.08%	18,261	2006
	11.890851	12.169700	2.35%	18,731	2005
	10.301178	11.890851	15.43%	20,209	2004
	8.013499	10.301178	28.55%	13,582	2003
	10.000000	8.013499	-19.87%	7,533	2002*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.795163	6.046020	-52.75%	3,213	2008
	12.849087	12.795163	-0.42%	4,939	2007
	11.578860	12.849087	10.97%	4,987	2006
	11.177772	11.578860	3.59%	5,042	2005
	10.264324	11.177772	8.90%	6,736	2004
	7.837651	10.264324	30.96%	6,787	2003
	10.000000	7.837651	-21.62%	3,626	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.327297	6.948637	-43.63%	0	2008
	11.230410	12.327297	9.77%	0	2007
	10.777040	11.230410	4.21%	0	2006
	10.101863	10.777040	6.68%	0	2005
	9.669436	10.101863	4.47%	0	2004
	7.618277	9.669436	26.92%	0	2003
	10.000000	7.618277	-23.82%	204	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.706817	8.174525	-47.96%	0	2008
	14.423908	15.706817	8.89%	0	2007
	12.598790	14.423908	14.49%	0	2006
	11.698804	12.598790	7.69%	0	2005
	10.309240	11.698804	13.48%	0	2004
	7.751819	10.309240	32.99%	0	2003
	10.000000	7.751819	-22.48%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.674642	7.622629	-48.06%	0	2008
	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006
	11.018283	11.829178	7.36%	0	2005
	10.000000	11.018283	10.18%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.457909	7.863995	-31.37%	0	2008
	10.787508	11.457909	6.21%	0	2007
	10.000000	10.787508	7.88%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.414639	7.814161	-31.54%	917	2008
	10.770472	11.414639	5.98%	917	2007
	10.000000	10.770472	7.70%	917	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.264589	12.420938	-41.59%	125	2008
	18.912959	21.264589	12.43%	125	2007
	15.052131	18.912959	25.65%	125	2006
	13.015346	15.052131	15.65%	125	2005
	10.708644	13.015346	21.54%	125	2004
	8.475432	10.708644	26.35%	125	2003
	10.000000	8.475432	-15.25%	279	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.893261	10.459212	-29.77%	0	2008
	13.838509	14.893261	7.62%	0	2007
	12.660936	13.838509	9.30%	0	2006
	11.973834	12.660936	5.74%	0	2005
	10.707501	11.973834	11.83%	0	2004
	8.559971	10.707501	25.09%	0	2003
	10.000000	8.559971	-14.40%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.827287	8.056567	-41.73%	9,545	2008
	13.422536	13.827287	3.02%	11,089	2007
	11.677593	13.422536	14.94%	15,820	2006
	11.362746	11.677593	2.77%	16,584	2005
	10.398220	11.362746	9.28%	18,234	2004
	8.006442	10.398220	29.87%	10,195	2003
	10.000000	8.006442	-19.94%	5,402	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.626201	11.761810	-54.10%	677	2008
	24.706002	25.626201	3.72%	950	2007
	18.609305	24.706002	32.76%	984	2006
	16.254456	18.609305	14.49%	1,022	2005
	13.246699	16.254456	22.71%	3,474	2004
	9.366041	13.246699	41.43%	8,098	2003
	10.000000	9.366041	-6.34%	9,212	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.721903	6.930451	-40.88%	757	2008
	10.502045	11.721903	11.62%	806	2007
	10.757590	10.502045	-2.38%	1,422	2006
	9.533538	10.757590	12.84%	1,454	2005
	8.955955	9.533538	6.45%	2,197	2004
	7.388819	8.955955	21.21%	2,349	2003
	10.000000	7.388819	-26.11%	957	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.109239	10.800377	-36.87%	2,752	2008
	17.153645	17.109239	-0.26%	3,659	2007
	15.287265	17.153645	12.21%	2,957	2006
	14.591161	15.287265	4.77%	6,443	2005
	12.472021	14.591161	16.99%	7,928	2004
	9.009679	12.472021	38.43%	8,654	2003
	10.000000	9.009679	-9.90%	5,542	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.314829	10.394939	-32.13%	0	2008
	15.691918	15.314829	-2.40%	0	2007
	13.959012	15.691918	12.41%	0	2006
	13.248584	13.959012	5.36%	0	2005
	11.063283	13.248584	19.75%	0	2004
	8.172507	11.063283	35.37%	0	2003
	10.000000	8.172507	-18.27%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.845857	7.631768	-35.57%	0	2008
	11.187033	11.845857	5.89%	0	2007
	10.426448	11.187033	7.29%	0	2006
	10.241337	10.426448	1.81%	0	2005
	9.814206	10.241337	4.35%	0	2004
	7.927440	9.814206	23.80%	0	2003
	10.000000	7.927440	-20.73%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.966272	8.625042	-38.24%	0	2008
	13.506586	13.966272	3.40%	0	2007
	11.901898	13.506586	13.48%	0	2006
	11.570435	11.901898	2.86%	0	2005
	10.643907	11.570435	8.70%	0	2004
	8.439531	10.643907	26.12%	0	2003
	10.000000	8.439531	-15.60%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.710289	9.674489	-38.42%	2,870	2008
	15.231379	15.710289	3.14%	783	2007
	13.455798	15.231379	13.20%	4,658	2006
	13.113372	13.455798	2.61%	4,785	2005
	12.094800	13.113372	8.42%	5,386	2004
	10.000000	12.094800	20.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.298901	7.330887	-35.12%	0	2008
	12.759734	11.298901	-11.45%	46	2007
	11.148547	12.759734	14.45%	46	2006
	10.829328	11.148547	2.95%	51	2005
	10.065833	10.829328	7.59%	60	2004
	8.046698	10.065833	25.09%	60	2003
	10.000000	8.046698	-19.53%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.737639	8.801740	-30.90%	1,127	2008
	11.825593	12.737639	7.71%	1,847	2007
	10.395074	11.825593	13.76%	1,525	2006
	10.403340	10.395074	-0.08%	1,539	2005
	9.885766	10.403340	5.24%	1,558	2004
	8.122319	9.885766	21.71%	4,795	2003
	10.000000	8.122319	-18.78%	2,972	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.175991	10.293268	-27.39%	84	2008
	13.984395	14.175991	1.37%	84	2007
	12.872484	13.984395	8.64%	3,479	2006
	12.810159	12.872484	0.49%	3,479	2005
	11.835740	12.810159	8.23%	8,490	2004
	9.890919	11.835740	19.66%	32	2003
	10.000000	9.890919	-1.09%	0	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.101504	8.053028	-46.67%	0	2008
	14.032440	15.101504	7.62%	0	2007
	12.012477	14.032440	16.82%	0	2006
	11.208394	12.012477	7.17%	0	2005
	10.001337	11.208394	12.07%	0	2004
	7.720054	10.001337	29.55%	0	2003
	10.000000	7.720054	-22.80%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.268776	9.586452	-44.49%	0	2008
	14.894213	17.268776	15.94%	0	2007
	14.005954	14.894213	6.34%	0	2006
	12.647996	14.005954	10.74%	0	2005
	11.152283	12.647996	13.41%	0	2004
	8.103101	11.152283	37.63%	0	2003
	10.000000	8.103101	-18.97%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.652026	10.613790	-8.91%	0	2008
	11.254765	11.652026	3.53%	0	2007
	10.997808	11.254765	2.34%	0	2006
	11.049791	10.997808	-0.47%	0	2005
	10.853711	11.049791	1.81%	0	2004
	10.556602	10.853711	2.81%	0	2003
	10.000000	10.556602	5.57%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.615749	10.550503	-9.17%	892	2008
	11.245717	11.615749	3.29%	1,019	2007
	11.013768	11.245717	2.11%	1,217	2006
	11.099842	11.013768	-0.78%	1,249	2005
	10.934545	11.099842	1.51%	14,685	2004
	10.656222	10.934545	2.61%	1,370	2003
	10.000000	10.656222	6.56%	891	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.951392	6.003013	-49.77%	0	2008
	10.352447	11.951392	15.45%	0	2007
	9.717831	10.352447	6.53%	0	2006
	9.159591	9.717831	6.09%	0	2005
	8.457729	9.159591	8.30%	0	2004
	6.597440	8.457729	28.20%	0	2003
	9.115871	6.597440	-27.63%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.727412	5.887175	-49.80%	345	2008
	10.175261	11.727412	15.25%	1,457	2007
	9.563126	10.175261	6.40%	1,457	2006
	9.033679	9.563126	5.86%	1,457	2005
	8.361620	9.033679	8.04%	1,457	2004
	6.532223	8.361620	28.01%	345	2003
	9.060551	6.532223	-27.90%	345	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.254451	8.569851	-30.07%	0	2008
	10.813170	12.254451	13.33%	0	2007
	10.262708	10.813170	5.36%	0	2006
	10.050212	10.262708	2.11%	0	2005
	9.708905	10.050212	3.52%	0	2004
	8.381004	9.708905	15.84%	0	2003
	9.358857	8.381004	-10.45%	0	2002
	9.948824	9.358857	-5.93%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.490407	8.025830	-30.15%	0	2008
	10.155168	11.490407	13.15%	0	2007
	9.647150	10.155168	5.27%	0	2006
	9.460800	9.647150	1.97%	8,800	2005
	9.155267	9.460800	3.34%	8,800	2004
	7.919423	9.155267	15.61%	8,800	2003
	8.860560	7.919423	-10.62%	8,800	2002
	9.432810	8.860560	-6.07%	8,800	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	11.001887	6.930992	-37.00%	0	2008
	9.420753	11.001887	16.78%	0	2007
	8.973509	9.420753	4.98%	0	2006
	8.799284	8.973509	1.98%	0	2005
	8.460773	8.799284	4.00%	0	2004
	6.992679	8.460773	20.99%	0	2003
	8.426898	6.992679	-17.02%	0	2002
	9.274256	8.426898	-9.14%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.151401	6.388818	-37.06%	0	2008
	8.712480	10.151401	16.52%	0	2007
	8.308559	8.712480	4.86%	0	2006
	8.165032	8.308559	1.76%	0	2005
	7.867464	8.165032	3.78%	0	2004
	6.508754	7.867464	20.88%	0	2003
	7.870380	6.508754	-17.30%	0	2002
	8.670421	7.870380	-9.23%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.524402	7.470244	-35.18%	0	2008
	10.772200	11.524402	6.98%	0	2007
	9.820477	10.772200	9.69%	0	2006
	9.463995	9.820477	3.77%	0	2005
	9.137124	9.463995	3.58%	0	2004
	7.912880	9.137124	15.47%	0	2003
	8.826597	7.912880	-10.35%	0	2002
	9.142362	8.826597	-3.45%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.919486	7.711627	-35.30%	0	2008
	11.159848	11.919486	6.81%	0	2007
	10.186713	11.159848	9.55%	0	2006
	9.824669	10.186713	3.69%	0	2005
	9.510208	9.824669	3.31%	0	2004
	8.244106	9.510208	15.36%	72	2003
	9.214134	8.244106	-10.53%	72	2002
	9.558063	9.214134	-3.60%	72	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.442690	9.270338	-43.62%	0	2008
	14.243362	16.442690	15.44%	0	2007
	12.990759	14.243362	9.64%	0	2006
	11.315079	12.990759	14.81%	0	2005
	9.984934	11.315079	13.32%	0	2004
	7.917710	9.984934	26.11%	0	2003
	8.897411	7.917710	-11.01%	0	2002
	10.334368	8.879411	-13.90%	0	2001

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.483660	8.154888	-43.70%	10,748	2008
	12.568317	14.483660	15.24%	14,572	2007
	11.479258	12.568317	9.49%	15,016	2006
	10.015754	11.479258	14.61%	20,204	2005
	8.852184	10.015754	13.14%	20,426	2004
	7.028083	8.852184	25.95%	8,862	2003
	7.913380	7.028083	-11.19%	5,344	2002
	9.202708	7.913380	-14.01%	3,113	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.533031	5.508279	-42.22%	0	2008
	9.075261	9.533031	5.04%	0	2007
	8.102595	9.075261	12.00%	0	2006
	6.816346	8.102595	18.87%	0	2005
	6.850426	6.816346	-0.50%	0	2004
	5.569971	6.850426	22.99%	0	2003
	6.110761	5.569971	-8.85%	0	2002
	8.712836	6.110761	-29.86%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.423833	5.430394	-42.38%	2,265	2008
	8.987755	9.423833	4.85%	2,302	2007
	8.037088	8.987755	11.83%	0	2006
	6.778262	8.037088	18.57%	5,896	2005
	6.811656	6.778262	-0.49%	5,896	2004
	5.550250	6.811656	22.73%	5,896	2003
	6.110762	5.550250	-9.17%	5,896	2002
	8.712831	6.110762	-29.86%	5,896	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.879844	7.250103	-43.71%	0	2008
	12.927267	12.879844	-0.37%	0	2007
	10.956738	12.927267	17.98%	0	2006
	10.544204	10.956738	3.91%	0	2005
	9.635243	10.544204	9.43%	0	2004
	7.530864	9.635243	27.94%	0	2003
	9.234883	7.530864	-18.45%	0	2002
	9.904395	9.234883	-6.76%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.917738	7.819624	-43.82%	10,969	2008
	13.988998	13.917738	-0.51%	12,850	2007
	11.871548	13.988998	17.84%	18,493	2006
	11.444858	11.871548	3.73%	33,512	2005
	10.472282	11.444858	9.29%	41,791	2004
	8.197146	10.472282	27.76%	18,605	2003
	10.070646	8.197146	-18.60%	14,404	2002
	10.816373	10.070646	-6.89%	13,136	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.315448	6.472878	-42.80%	0	2008
	10.283924	11.315448	10.03%	0	2007
	9.261579	10.283924	11.04%	0	2006
	8.766160	9.261579	5.65%	0	2005
	8.436872	8.766160	3.90%	0	2004
	6.947481	8.436872	21.44%	0	2003
	8.488299	6.947481	-18.15%	0	2002
	9.479350	8.488299	-10.45%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.542146	6.588597	-42.92%	1,338	2008
	10.503354	11.542146	9.89%	1,311	2007
	9.472187	10.503354	10.89%	1,290	2006
	8.976160	9.472187	5.53%	4,730	2005
	8.657810	8.976160	3.68%	4,703	2004
	7.138348	8.657810	21.29%	4,675	2003
	8.737483	7.138348	-18.30%	4,635	2002
	9.774480	8.737483	-10.61%	2,124	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.281055	4.097654	-55.85%	0	2008
	7.678015	9.281055	20.88%	0	2007
	7.421012	7.678015	3.46%	0	2006
	6.937965	7.421012	6.96%	0	2005
	6.595891	6.937965	5.19%	0	2004
	5.177522	6.595891	27.39%	0	2003
	6.749005	5.177522	-23.28%	0	2002
	8.029346	6.749005	-15.95%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.668313	4.261369	-55.92%	0	2008
	8.007289	9.668313	20.74%	0	2007
	7.752718	8.007289	3.28%	0	2006
	7.260422	7.752718	6.78%	0	2005
	6.913355	7.260422	5.02%	0	2004
	5.437504	6.913355	27.14%	55	2003
	7.096176	5.437504	-23.37%	55	2002
	8.462366	7.096176	-16.14%	55	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.717047	5.555748	-48.16%	0	2008
	8.598464	10.717047	24.64%	0	2007
	8.199242	8.598464	4.87%	0	2006
	7.896862	8.199242	3.83%	0	2005
	7.783505	7.896862	1.46%	0	2004
	5.966173	7.783505	30.46%	0	2003
	8.699922	5.966173	-31.42%	0	2002
	10.764092	8.699922	-19.18%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.304235	4.298884	-48.23%	2,086	2008
	6.673720	8.304235	24.43%	4,144	2007
	6.373377	6.673720	4.71%	4,144	2006
	6.148248	6.373377	3.66%	22,681	2005
	6.068288	6.148248	1.32%	22,681	2004
	4.659883	6.068288	30.22%	22,844	2003
	6.804531	4.659883	-31.52%	18,758	2002
	8.433340	6.804531	-19.31%	17,595	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.646583	7.102221	-26.38%	0	2008
	9.565232	9.646583	0.85%	0	2007
	8.756341	9.565232	9.24%	0	2006
	8.692546	8.756341	0.73%	0	2005
	8.082144	8.692546	7.55%	0	2004
	6.478666	8.082144	24.75%	0	2003
	6.363800	6.478666	1.80%	0	2002
	7.352510	6.363800	-13.45%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.390931	7.642329	-26.45%	58	2008
	10.314795	10.390931	0.74%	1,557	2007
	9.455545	10.314795	9.09%	1,745	2006
	9.406006	9.455545	0.53%	6,180	2005
	8.752237	9.406006	7.47%	6,409	2004
	7.027783	8.752237	24.54%	6,660	2003
	6.924516	7.027783	1.49%	4,283	2002
	8.003519	6.924516	-13.48%	2,636	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.778843	7.188131	-26.49%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.778843	7.188131	-26.49%	0	2008
	10.000000	9.778843	-2.21%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.551565	6.531121	-38.10%	0	2008
	10.186463	10.551565	3.58%	0	2007
	8.958318	10.186463	13.71%	0	2006
	8.697841	8.958318	2.99%	0	2005
	8.003193	8.697841	8.68%	0	2004
	6.343490	8.003193	26.16%	0	2003
	8.304223	6.343490	-23.61%	0	2002
	9.616863	8.304223	-13.65%	0	2001

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.809254	13.126720	-4.94%	0	2008
	13.470939	13.809254	2.51%	0	2007
	13.138803	13.470939	2.53%	0	2006
	13.085373	13.138803	0.41%	1,741	2005
	12.750362	13.085373	2.63%	1,741	2004
	12.335513	12.750362	3.36%	1,741	2003
	11.378314	12.335513	8.41%	1,741	2002
	10.678258	11.378314	6.56%	1,078	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	36.056048	21.428463	-40.57%	0	2008
	31.779992	36.056048	13.46%	0	2007
	28.727606	31.779992	10.63%	0	2006
	24.734852	28.727606	16.14%	0	2005
	20.176908	24.734852	22.59%	0	2004
	14.824714	20.176908	36.10%	0	2003
	16.746109	14.824714	-11.47%	0	2002
	17.639436	16.746109	-5.06%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.491295	13.345105	-40.67%	4,363	2008
	19.849489	22.491295	13.31%	5,691	2007
	17.972879	19.849489	10.44%	5,799	2006
	15.499574	17.972879	15.96%	11,684	2005
	12.655194	15.499574	22.48%	14,674	2004
	9.316635	12.655194	35.83%	13,632	2003
	10.539238	9.316635	-11.60%	14,050	2002
	11.118928	10.539238	-5.21%	5,178	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.622060	11.764479	1.23%	0	2008
	11.247555	11.622060	3.33%	0	2007
	10.913581	11.247555	3.06%	0	2006
	10.779369	10.913581	1.25%	9,170	2005
	10.840561	10.779369	-0.56%	9,170	2004
	10.924543	10.840561	-0.77%	9,170	2003
	10.933951	10.924543	-0.09%	9,170	2002
	10.686394	10.933951	2.32%	9,170	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.361166	8.471764	-44.85%	0	2008
	13.340733	15.361166	15.14%	0	2007
	11.511681	13.340733	15.89%	0	2006
	9.847782	11.511681	16.90%	0	2005
	8.831911	9.847782	11.50%	0	2004
	6.277043	8.831911	40.70%	0	2003
	8.020658	6.277043	-21.74%	0	2002
	10.370604	8.020658	-22.66%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.288685	6.765834	-44.94%	660	2008
	10.686398	12.288685	14.99%	738	2007
	9.234913	10.686398	15.72%	748	2006
	7.912675	9.234913	16.71%	2,277	2005
	7.107323	7.912675	11.33%	2,289	2004
	5.057278	7.107323	40.54%	4,423	2003
	6.471243	5.057278	-21.85%	3,921	2002
	8.355554	6.471243	-22.55%	952	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.089649	9.411523	-44.93%	1,397	2008
	14.860462	17.089649	15.00%	1,419	2007
	12.837627	14.860462	15.76%	43	2006
	11.003353	12.837627	16.67%	43	2005
	10.000000	11.003353	10.03%	43	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.189457	9.477888	-44.86%	0	2008
	14.926178	17.189457	15.16%	0	2007
	12.879439	14.926178	15.89%	0	2006
	11.022204	12.879439	16.85%	0	2005
	10.000000	11.022204	10.22%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.082139	6.872254	-47.47%	0	2008
	13.056202	13.082139	0.20%	0	2007
	11.599614	13.056202	12.56%	0	2006
	11.128692	11.599614	4.23%	0	2005
	10.197755	11.128692	9.13%	0	2004
	7.741314	10.197755	31.73%	0	2003
	9.354351	7.741314	-17.24%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.953341	6.795467	-47.54%	33	2008
	12.944485	12.953341	0.07%	33	2007
	11.515252	12.944485	12.41%	33	2006
	11.073406	11.515252	3.99%	33	2005
	10.160276	11.073406	8.99%	33	2004
	7.731804	10.160276	31.41%	0	2003
	9.354364	7.731804	-17.35%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.367419	7.851032	-52.03%	0	2008
	15.777089	16.367419	3.74%	0	2007
	13.818995	15.777089	14.17%	0	2006
	13.714081	13.818995	0.77%	0	2005
	12.245469	13.714081	11.99%	0	2004
	7.898615	12.245469	55.03%	0	2003
	10.000000	7.898615	-21.01%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.346163	7.344562	-52.14%	0	2008
	14.814898	15.346163	3.59%	352	2007
	12.997377	14.814898	13.98%	352	2006
	12.914794	12.997377	0.64%	352	2005
	11.546790	12.914794	11.85%	352	2004
	7.468157	11.546790	54.61%	352	2003
	10.000000	7.468157	-25.32%	204	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.444410	9.649951	-28.22%	0	2008
	14.023771	13.444410	-4.13%	0	2007
	12.154502	14.023771	15.38%	0	2006
	11.930996	12.154502	1.87%	0	2005
	10.915477	11.930996	9.30%	0	2004
	8.896338	10.915477	22.70%	0	2003
	10.000000	8.896338	-11.04%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.578070	-34.22%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.375311	10.202344	-41.28%	0	2008
	15.274764	17.375311	13.75%	0	2007
	12.774316	15.274764	19.57%	0	2006
	11.768303	12.774316	8.55%	0	2005
	10.076177	11.768303	16.79%	0	2004
	7.736939	10.076177	30.23%	0	2003
	10.000000	7.736939	-22.63%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.352307	10.869598	-37.36%	0	2008
	16.642472	17.352307	4.27%	38	2007
	15.291335	16.642472	8.84%	78	2006
	14.031702	15.291335	8.98%	88	2005
	12.158184	14.031702	15.41%	101	2004
	10.000000	12.158184	21.58%	108	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.326602	7.012883	-38.08%	3,959	2008
	10.384559	11.326602	9.07%	3,959	2007
	9.849567	10.384559	5.43%	3,959	2006
	9.617973	9.849567	2.41%	3,959	2005
	8.982224	9.617973	7.08%	5,014	2004
	7.456558	8.982224	20.46%	5,066	2003
	10.000000	7.456558	-25.43%	3,393	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.416609	4.953805	-52.44%	3,863	2008
	9.682409	10.416609	7.58%	4,143	2007
	9.633159	9.682409	0.51%	4,407	2006
	9.531886	9.633159	1.06%	9,163	2005
	8.482034	9.531886	12.38%	9,174	2004
	6.319492	8.482034	34.22%	8,129	2003
	10.000000	6.319492	-36.81%	706	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.309542	6.720099	-40.58%	0	2008
	11.258703	11.309542	0.45%	913	2007
	10.146721	11.258703	10.96%	1,768	2006
	9.832232	10.146721	3.20%	1,783	2005
	9.422319	9.832232	4.35%	3,722	2004
	7.187217	9.422319	31.10%	5,817	2003
	10.000000	7.187217	-28.13%	6,928	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.421486	10.190299	-33.92%	9,248	2008
	14.589754	15.421486	5.70%	11,440	2007
	12.322106	14.589754	18.40%	11,173	2006
	11.779193	12.322106	4.61%	11,292	2005
	10.441038	11.779193	12.82%	11,373	2004
	8.521501	10.441038	22.53%	8,441	2003
	10.000000	8.521501	-14.78%	4,952	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.882418	8.813248	-31.59%	0	2008
	12.267803	12.882418	5.01%	0	2007
	11.307461	12.267803	8.49%	0	2006
	11.066075	11.307461	2.18%	0	2005
	10.631833	11.066075	4.08%	0	2004
	9.226099	10.631833	15.24%	0	2003
	10.000000	9.226099	-7.74%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.275065	5.456502	-46.90%	0	2008
	10.149218	10.275065	1.24%	202	2007
	10.000000	10.149218	1.49%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.952052	8.300816	-40.50%	0	2008
	13.197166	13.952052	5.72%	0	2007
	11.812879	13.197166	11.72%	1,238	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.880072	7.506594	-31.01%	0	2008
	10.434128	10.880072	4.27%	0	2007
	10.000000	10.434128	4.34%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.538162	9.331593	-11.45%	0	2008
	10.416259	10.538162	1.17%	0	2007
	10.000000	10.416259	4.16%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.039659	7.258389	-39.71%	0	2008
	10.715931	12.039659	12.35%	0	2007
	10.000000	10.715931	7.16%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.260943	6.171929	-45.19%	0	2008
	10.243775	11.260943	9.93%	0	2007
	10.000000	10.243775	2.44%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.776234	5.948820	-39.15%	0	2008
	10.000000	9.776234	-2.24%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.474465	8.105879	-29.36%	0	2008
	11.321282	11.474465	1.35%	0	2007
	10.418162	11.321282	8.67%	0	2006
	10.000000	10.418162	4.18%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	38.147172	15.767011	-58.67%	0	2008
	26.743935	38.147172	42.64%	0	2007
	19.967602	26.743935	33.94%	0	2006
	15.357016	19.967602	30.02%	0	2005
	12.978140	15.357016	18.33%	0	2004
	8.021710	12.978140	61.79%	0	2003
	10.000000	8.021710	-19.78%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.250342	12.108847	-58.60%	16	2008
	20.470158	29.250342	42.89%	16	2007
	15.256471	20.470158	34.17%	16	2006
	11.719770	15.256471	30.18%	16	2005
	10.000000	11.719770	17.20%	16	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.443293	-45.57%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.093703	-49.06%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.105844	-38.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.103951	-38.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.337755	-36.62%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.895368	-21.05%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.175372	-28.25%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.042194	-9.58%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.532112	-24.68%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.813408	-31.87%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.274211	-17.26%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.828834	-1.71%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.807050	-1.93%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.812853	-1.87%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.907200	12.601961	5.83%	1,013	2008
	11.310744	11.907200	5.27%	5,036	2007
	11.139448	11.310744	1.54%	5,177	2006
	10.978997	11.139448	1.46%	5,441	2005
	10.821525	10.978997	1.46%	5,612	2004
	10.798287	10.821525	0.22%	5,799	2003
	10.000000	10.798287	7.98%	877	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.812960	10.907181	-7.67%	10,035	2008
	11.410491	11.812960	3.53%	13,853	2007
	10.938886	11.410491	4.31%	17,656	2006
	10.776811	10.938886	1.50%	18,083	2005
	10.481143	10.776811	2.82%	27,029	2004
	9.886157	10.481143	6.02%	68,578	2003
	10.000000	9.886157	-1.14%	3,986	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.713259	10.611568	-16.53%	3,740	2008
	12.224649	12.713259	4.00%	9,685	2007
	11.475240	12.224649	6.53%	11,178	2006
	11.177625	11.475240	2.66%	11,206	2005
	10.616655	11.177625	5.28%	11,254	2004
	9.503787	10.616655	11.71%	10,586	2003
	10.000000	9.503787	-4.96%	898	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.469644	10.164055	-24.54%	28,119	2008
	12.976464	13.469644	3.80%	45,683	2007
	11.860430	12.976464	9.41%	50,641	2006
	11.458716	11.860430	3.51%	54,144	2005
	10.647444	11.458716	7.62%	49,845	2004
	9.026954	10.647444	17.95%	30,666	2003
	10.000000	9.026954	-9.73%	986	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.546552	9.805326	-32.59%	18,701	2008
	13.949138	14.546552	4.28%	31,890	2007
	12.394636	13.949138	12.54%	27,628	2006
	11.781544	12.394636	5.20%	21,452	2005
	10.697690	11.781544	10.13%	21,662	2004
	8.597400	10.697690	24.43%	12,507	2003
	10.000000	8.597400	-14.03%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.201381	9.432374	-37.95%	9,861	2008
	14.603515	15.201381	4.09%	14,655	2007
	12.717652	14.603515	14.83%	13,659	2006
	11.992330	12.717652	6.05%	11,870	2005
	10.704445	11.992330	12.03%	12,014	2004
	8.262021	10.704445	29.56%	14,264	2003
	10.000000	8.262021	-17.38%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.634375	9.759394	-37.58%	0	2008
	14.795861	15.634375	5.67%	0	2007
	13.703501	14.795861	7.97%	0	2006
	12.441538	13.703501	10.14%	0	2005
	10.941745	12.441538	13.71%	0	2004
	8.270550	10.941745	32.30%	0	2003
	10.000000	8.270550	-17.29%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.737117	9.177419	-37.73%	2,241	2008
	13.971133	14.737117	5.48%	3,372	2007
	12.956972	13.971133	7.83%	5,528	2006
	11.784898	12.956972	9.95%	6,062	2005
	10.384683	11.784898	13.48%	11,946	2004
	7.870146	10.384683	31.95%	4,207	2003
	10.000000	7.870146	-21.30%	2,818	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.390091	10.417910	0.27%	5,462	2008
	10.092475	10.390091	2.95%	10,368	2007
	9.826572	10.092475	2.71%	4,607	2006
	9.741216	9.826572	0.88%	4,462	2005
	9.834924	9.741216	-0.95%	5,102	2004
	9.947862	9.834924	-1.14%	330	2003
	10.000000	9.947862	-0.52%	1,234	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.052492	-39.48%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.419190	8.129841	-47.27%	0	2008
	15.248374	15.419190	1.12%	0	2007
	12.643273	15.248374	20.60%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.266276	8.031437	-47.39%	0	2008
	15.131435	15.266276	0.89%	0	2007
	12.581194	15.131435	20.27%	0	2006
	11.453079	12.581194	9.85%	0	2005
	10.000000	11.453079	14.53%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.285917	-37.14%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.274075	-37.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.196535	-38.03%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.678536	-33.21%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.021611	6.314462	-47.47%	64	2008
	11.175212	12.021611	7.57%	64	2007
	11.044043	11.175212	1.19%	64	2006
	10.433109	11.044043	5.86%	64	2005
	9.383285	10.433109	11.19%	64	2004
	7.123777	9.383285	31.72%	30	2003
	10.000000	7.123777	-28.76%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.495725	9.662597	-33.34%	0	2008
	15.848031	14.495725	-8.53%	0	2007
	13.751400	15.848031	15.25%	0	2006
	13.578356	13.751400	1.27%	0	2005
	11.782024	13.578356	15.25%	0	2004
	7.644996	11.782024	54.11%	0	2003
	10.000000	7.644996	-23.55%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.274204	8.829043	-33.49%	67	2008
	14.564910	13.274204	-8.86%	118	2007
	12.659285	14.564910	15.05%	124	2006
	12.535451	12.659285	0.99%	131	2005
	10.905184	12.535451	14.95%	139	2004
	7.094503	10.905184	53.71%	28	2003
	10.000000	7.094503	-29.05%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.186672	9.829706	-39.27%	0	2008
	16.132634	16.186672	0.33%	0	2007
	14.654979	16.132634	10.08%	0	2006
	13.279527	14.654979	10.36%	0	2005
	11.355819	13.279527	16.94%	0	2004
	8.196255	11.355819	38.55%	0	2003
	10.000000	8.196255	-18.04%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.364194	9.910899	-39.44%	522	2008
	16.347583	16.364194	0.10%	570	2007
	14.888282	16.347583	9.80%	576	2006
	13.528397	14.888282	10.05%	583	2005
	11.591861	13.528397	16.71%	590	2004
	8.390518	11.591861	38.15%	512	2003
	10.000000	8.390518	-16.09%	318	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.274944	6.467855	-42.64%	0	2008
	10.637228	11.274944	6.00%	0	2007
	10.000000	10.637228	6.37%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.826970	-1.73%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.567096	-44.33%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.601188	6.727172	-46.61%	1,172	2008
	11.265540	12.601188	11.86%	1,807	2007
	10.647742	11.265540	5.80%	1,369	2006
	10.334345	10.647742	3.03%	1,369	2005
	9.865699	10.334345	4.75%	1,369	2004
	7.683371	9.865699	28.40%	1,369	2003
	10.000000	7.683371	-23.17%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.639473	9.189319	-41.24%	0	2008
	14.970784	15.639473	4.47%	0	2007
	12.946604	14.970784	15.63%	0	2006
	11.524186	12.946604	12.34%	0	2005
	10.000000	11.524186	15.24%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.497557	9.082697	-41.39%	1,392	2008
	14.873968	15.497557	4.19%	1,414	2007
	12.894589	14.873968	15.35%	42	2006
	11.507127	12.894589	12.06%	42	2005
	10.000000	11.507127	15.07%	42	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.597132	10.340587	-41.24%	0	2008
	16.847661	17.597132	4.45%	0	2007
	14.569279	16.847661	15.64%	0	2006
	12.971963	14.569279	12.31%	0	2005
	11.079690	12.971963	17.08%	0	2004
	7.884715	11.079690	40.52%	0	2003
	10.000000	7.884715	-21.15%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.334852	10.162209	-41.38%	0	2008
	16.633791	17.334852	4.21%	0	2007
	14.424587	16.633791	15.32%	0	2006
	12.871053	14.424587	12.07%	0	2005
	11.019867	12.871053	16.80%	0	2004
	7.850948	11.019867	40.36%	0	2003
	10.000000	7.850948	-21.49%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.547642	1.980000	-79.26%	0	2008
	10.000000	9.547642	-4.52%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.266115	2.779702	-79.05%	0	2008
	13.517450	13.266115	-1.86%	0	2007
	12.572777	13.517450	7.51%	0	2006
	12.506743	12.572777	0.53%	0	2005
	11.681995	12.506743	7.06%	0	2004
	9.591904	11.681995	21.79%	0	2003
	10.000000	9.591904	-4.08%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.969515	7.820370	-39.70%	3,153	2008
	12.675557	12.969515	2.32%	4,525	2007
	11.241602	12.675557	12.76%	5,145	2006
	10.820094	11.241602	3.90%	5,704	2005
	10.090010	10.820094	7.24%	5,723	2004
	8.122256	10.090010	24.23%	1,942	2003
	10.000000	8.122256	-18.78%	457	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.407989	10.022059	-38.92%	0	2008
	16.906424	16.407989	-2.95%	0	2007
	14.962656	16.906424	12.99%	0	2006
	13.853897	14.962656	8.00%	0	2005
	11.807524	13.853897	17.33%	0	2004
	8.324573	11.807524	41.84%	0	2003
	10.000000	8.324573	-16.75%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.645655	5.875071	-39.09%	0	2008
	9.957032	9.645655	-3.13%	0	2007
	10.000000	9.957032	-0.43%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.632000	12.293517	-15.98%	2,080	2008
	13.595358	14.632000	7.62%	2,222	2007
	12.903459	13.595358	5.36%	2,383	2006
	12.814968	12.903459	0.69%	760	2005
	12.028707	12.814968	6.54%	760	2004
	10.449811	12.028707	15.11%	736	2003
	10.000000	10.449811	4.50%	139	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.570845	8.775762	-39.77%	0	2008
	15.785091	14.570845	-7.69%	0	2007
	13.860142	15.785091	13.89%	0	2006
	13.405421	13.860142	3.39%	0	2005
	12.279684	13.405421	9.17%	0	2004
	10.000000	12.279684	22.80%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.187307	9.464345	-44.93%	0	2008
	16.144338	17.187307	6.46%	0	2007
	12.864940	16.144338	25.49%	0	2006
	11.669965	12.864940	10.24%	0	2005
	10.222230	11.669965	14.16%	0	2004
	8.094886	10.222230	26.28%	0	2003
	10.000000	8.094886	-19.05%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.638094	8.720668	-40.42%	0	2008
	17.071817	14.638094	-14.26%	0	2007
	14.813130	17.071817	15.25%	0	2006
	14.085699	14.813130	5.16%	0	2005
	11.358798	14.085699	24.01%	0	2004
	7.725427	11.358798	47.03%	0	2003
	10.000000	7.725427	-22.75%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.559825	7.151386	-38.14%	0	2008
	11.151260	11.559825	3.66%	0	2007
	10.764247	11.151260	3.60%	0	2006
	10.365337	10.764247	3.85%	0	2005
	10.044440	10.365337	3.19%	0	2004
	8.184501	10.044440	22.73%	0	2003
	10.000000	8.184501	-18.15%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.088437	9.755312	-12.02%	41	2008
	10.727232	11.088437	3.37%	82	2007
	10.542363	10.727232	1.75%	82	2006
	10.323495	10.542363	2.12%	87	2005
	10.096155	10.323495	2.25%	95	2004
	10.000000	10.096155	0.96%	54	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.488095	13.077066	-39.14%	14	2008
	26.440051	21.488095	-18.73%	14	2007
	19.546518	26.440051	35.27%	1,322	2006
	17.039311	19.546518	14.71%	1,322	2005
	12.745226	17.039311	33.69%	5,246	2004
	10.000000	12.745226	27.45%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.129427	5.563917	-50.01%	9,330	2008
	9.712248	11.129427	14.59%	12,970	2007
	9.631970	9.712248	0.83%	16,299	2006
	9.107384	9.631970	5.76%	15,953	2005
	8.681252	9.107384	4.91%	23,488	2004
	6.955324	8.681252	24.81%	24,919	2003
	10.000000	6.955324	-30.45%	21,225	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.288113	8.381199	-36.93%	20,286	2008
	13.848540	13.288113	-4.05%	25,495	2007
	12.145742	13.848540	14.02%	27,973	2006
	11.873467	12.145742	2.29%	28,867	2005
	10.291354	11.873467	15.37%	35,951	2004
	8.009925	10.291354	28.48%	30,102	2003
	10.000000	8.009925	-19.90%	24,841	2002*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.756926	6.024871	-52.77%	1,671	2008
	12.817254	12.756926	-0.47%	2,916	2007
	11.556048	12.817254	10.91%	3,272	2006
	11.161413	11.556048	3.54%	3,506	2005
	10.254516	11.161413	8.84%	3,686	2004
	7.834146	10.254516	30.90%	1,539	2003
	10.000000	7.834146	-21.66%	1,007	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.290488	6.924346	-43.66%	553	2008
	11.202607	12.290488	9.71%	553	2007
	10.755814	11.202607	4.15%	553	2006
	10.087077	10.755814	6.63%	553	2005
	9.660208	10.087077	4.42%	553	2004
	7.614869	9.660208	26.86%	491	2003
	10.000000	7.614869	-23.85%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.662291	8.147189	-47.98%	0	2008
	14.390387	15.662291	8.84%	0	2007
	12.575887	14.390387	14.43%	0	2006
	11.683473	12.575887	7.64%	0	2005
	10.300971	11.683473	13.42%	0	2004
	7.749538	10.300971	32.92%	0	2003
	10.000000	7.749538	-22.50%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.647327	7.604552	-48.08%	0	2008
	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006
	11.014566	11.819189	7.31%	0	2005
	10.000000	11.014566	10.15%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.448123	7.853267	-31.40%	0	2008
	10.783821	11.448123	6.16%	0	2007
	10.000000	10.783821	7.84%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.404908	7.803522	-31.58%	1,077	2008
	10.766801	11.404908	5.93%	1,077	2007
	10.000000	10.766801	7.67%	1,077	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.201102	12.377537	-41.62%	82	2008
	18.866151	21.201102	12.38%	82	2007
	15.022493	18.866151	25.59%	140	2006
	12.996323	15.022493	15.59%	140	2005
	10.698431	12.996323	21.48%	140	2004
	8.471657	10.698431	26.28%	140	2003
	10.000000	8.471657	-15.28%	64	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.851000	10.424213	-29.81%	0	2008
	13.806305	14.851000	7.57%	0	2007
	12.637893	13.806305	9.25%	0	2006
	11.958111	12.637893	5.68%	0	2005
	10.698898	11.958111	11.77%	0	2004
	8.557449	10.698898	25.02%	0	2003
	10.000000	8.557449	-14.43%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.785975	8.028395	-41.76%	43	2008
	13.389288	13.785975	2.96%	39	2007
	11.654582	13.389288	14.88%	41	2006
	11.346121	11.654582	2.72%	40	2005
	10.388287	11.346121	9.22%	41	2004
	8.002863	10.388287	29.81%	43	2003
	10.000000	8.002863	-19.97%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.549664	11.720688	-54.13%	122	2008
	24.644832	25.549664	3.67%	122	2007
	18.572648	24.644832	32.69%	122	2006
	16.230668	18.572648	14.43%	122	2005
	13.234042	16.230668	22.64%	154	2004
	9.361858	13.234042	41.36%	161	2003
	10.000000	9.361858	-6.38%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.686906	6.906231	-40.91%	0	2008
	10.476054	11.686906	11.56%	0	2007
	10.736404	10.476054	-2.42%	0	2006
	9.519586	10.736404	12.78%	0	2005
	8.947400	9.519586	6.39%	0	2004
	7.385513	8.947400	21.15%	0	2003
	10.000000	7.385513	-26.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.058156	10.762630	-36.91%	1,369	2008
	17.111192	17.058156	-0.31%	1,391	2007
	15.257172	17.111192	12.15%	1,373	2006
	14.569818	15.257172	4.72%	1,414	2005
	12.460125	14.569818	16.93%	1,412	2004
	9.005661	12.460125	38.36%	1,441	2003
	10.000000	9.005661	-9.94%	942	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.271375	10.360154	-32.16%	0	2008
	15.655413	15.271375	-2.45%	0	2007
	13.933611	15.655413	12.36%	0	2006
	13.231192	13.933611	5.31%	0	2005
	11.054386	13.231192	19.69%	0	2004
	8.170092	11.054386	35.30%	0	2003
	10.000000	8.170092	-18.30%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.812290	7.606265	-35.61%	0	2008
	11.161046	11.812290	5.83%	0	2007
	10.407496	11.161046	7.24%	0	2006
	10.227911	10.407496	1.76%	0	2005
	9.806332	10.227911	4.30%	0	2004
	7.925110	9.806332	23.74%	0	2003
	10.000000	7.925110	-20.75%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.926672	8.596197	-38.28%	0	2008
	13.475191	13.926672	3.35%	0	2007
	11.880269	13.475191	13.42%	0	2006
	11.555272	11.880269	2.81%	0	2005
	10.635365	11.555272	8.65%	0	2004
	8.437052	10.635365	26.06%	0	2003
	10.000000	8.437052	-15.63%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.673006	9.646610	-38.45%	149	2008
	15.203016	15.673006	3.09%	1,073	2007
	13.437553	15.203016	13.14%	108	2006
	13.102235	13.437553	2.56%	88	2005
	12.090686	13.102235	8.37%	66	2004
	10.000000	12.090686	20.91%	81	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.266317	7.306014	-35.15%	4,700	2008
	12.729461	11.266317	-11.49%	2,570	2007
	11.127756	12.729461	14.39%	3,214	2006
	10.814626	11.127756	2.90%	3,214	2005
	10.057283	10.814626	7.53%	3,214	2004
	8.043954	10.057283	25.03%	2,570	2003
	10.000000	8.043954	-19.56%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.700950	8.771912	-30.93%	0	2008
	11.797557	12.700950	7.66%	0	2007
	10.375693	11.797557	13.70%	0	2006
	10.389216	10.375693	-0.13%	108	2005
	9.877373	10.389216	5.18%	120	2004
	8.119551	9.877373	21.65%	0	2003
	10.000000	8.119551	-18.80%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.133646	10.257291	-27.43%	404	2008
	13.949759	14.133646	1.32%	377	2007
	12.847118	13.949759	8.58%	455	2006
	12.791414	12.847118	0.44%	642	2005
	11.824440	12.791414	8.18%	1,798	2004
	9.886503	11.824440	19.60%	877	2003
	10.000000	9.886503	-1.13%	456	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.058686	8.026100	-46.70%	0	2008
	13.999811	15.058686	7.56%	0	2007
	11.990643	13.999811	16.76%	0	2006
	11.193696	11.990643	7.12%	0	2005
	9.993305	11.193696	12.01%	0	2004
	7.717782	9.993305	29.48%	0	2003
	10.000000	7.717782	-22.82%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.219824	9.554411	-44.52%	0	2008
	14.859592	17.219824	15.88%	0	2007
	13.980493	14.859592	6.29%	0	2006
	12.631411	13.980493	10.68%	0	2005
	11.143323	12.631411	13.35%	0	2004
	8.100705	11.143323	37.56%	0	2003
	10.000000	8.100705	-18.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.618960	10.578277	-8.96%	0	2008
	11.228576	11.618960	3.48%	0	2007
	10.977790	11.228576	2.28%	0	2006
	11.035282	10.977790	-0.52%	0	2005
	10.844974	11.035282	1.75%	0	2004
	10.553487	10.844974	2.76%	0	2003
	10.000000	10.553487	5.53%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.582313	10.514771	-9.22%	1,120	2008
	11.219084	11.582313	3.24%	1,307	2007
	10.993256	11.219084	2.05%	800	2006
	11.084790	10.993256	-0.83%	790	2005
	10.925276	11.084790	1.46%	1,186	2004
	10.652603	10.925276	2.56%	1,160	2003
	10.000000	10.652603	6.53%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.908884	5.978609	-49.80%	0	2008
	10.320916	11.908884	15.39%	0	2007
	9.693160	10.320916	6.48%	0	2006
	9.140962	9.693160	6.04%	0	2005
	8.444833	9.140962	8.24%	0	2004
	6.590730	8.444833	28.13%	0	2003
	9.111251	6.590730	-27.66%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.685700	5.863246	-49.83%	1,163	2008
	10.144269	11.685700	15.20%	1,493	2007
	9.538841	10.144269	6.35%	1,608	2006
	9.015306	9.538841	5.81%	1,541	2005
	8.348863	9.015306	7.98%	1,509	2004
	6.525579	8.348863	27.94%	1,114	2003
	9.055954	6.525579	-27.94%	0	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.200520	8.527783	-30.10%	0	2008
	10.771081	12.200520	13.27%	0	2007
	10.227950	10.771081	5.31%	0	2006
	10.021263	10.227950	2.06%	0	2005
	9.685875	10.021263	3.46%	0	2004
	8.365379	9.685875	15.79%	0	2003
	9.346180	8.365379	-10.49%	0	2002
	9.940444	9.346180	-5.98%	0	2001
	10.549959	9.940444	-5.78%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.445685	7.990509	-30.19%	0	2008
	10.120816	11.445685	13.09%	0	2007
	9.619383	10.120816	5.21%	0	2006
	9.438361	9.619383	1.92%	0	2005
	9.138200	9.438361	3.28%	0	2004
	7.908689	9.138200	15.55%	0	2003
	8.853046	7.908689	-10.67%	0	2002
	9.429634	8.853046	6.11%	0	2001
	10.000000	9.429634	-5.70%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	10.953484	6.896983	-37.03%	0	2008
	9.384112	10.953484	16.72%	0	2007
	8.943147	9.384112	4.93%	0	2006
	8.773962	8.943147	1.93%	0	2005
	8.440717	8.773962	3.95%	0	2004
	6.979663	8.440717	20.93%	0	2003
	8.415489	6.979663	-17.06%	0	2002
	9.266441	8.415489	-9.18%	0	2001
	10.795690	9.266441	-14.17%	0	2000

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.111904	6.360710	-37.10%	0	2008
	8.683011	10.111904	16.46%	0	2007
	8.284645	8.683011	4.81%	0	2006
	8.145666	8.284645	1.71%	0	2005
	7.852802	8.145666	3.73%	0	2004
	6.499919	7.852802	20.81%	0	2003
	7.863704	6.499919	-17.34%	0	2002
	8.667505	7.863704	-9.27%	0	2001
	10.000000	8.667505	-13.32%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.473719	7.433595	-35.21%	0	2008
	10.730310	11.473719	6.93%	0	2007
	9.787258	10.730310	9.64%	0	2006
	9.436778	9.787258	3.71%	0	2005
	9.115481	9.436778	3.52%	0	2004
	7.898144	9.115481	15.41%	0	2003
	8.814639	7.898144	-10.40%	0	2002
	9.134653	8.814639	-3.50%	0	2001
	9.727660	9.134653	-6.10%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.873055	7.677668	-35.34%	0	2008
	11.122064	11.873055	6.75%	0	2007
	10.157385	11.122064	9.50%	0	2006
	9.801356	10.157385	3.63%	0	2005
	9.492480	9.801356	3.25%	0	2004
	8.232919	9.492480	15.30%	0	2003
	9.206319	8.232919	-10.57%	157	2002
	9.554841	9.206319	-3.65%	157	2001
	10.000000	9.554841	-4.45%	92	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.370316	9.224818	-43.65%	0	2008
	14.187919	16.370316	15.38%	0	2007
	12.946768	14.187919	9.59%	0	2006
	11.282485	12.946768	14.75%	0	2005
	9.961246	11.282485	13.26%	0	2004
	7.902955	9.961246	26.04%	0	2003
	8.885347	7.902955	-11.06%	0	2002
	10.325655	8.885347	-13.95%	0	2001
	11.270766	10.325655	-8.39%	0	2000

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.427218	8.118963	-43.72%	4,623	2008
	12.525748	14.427218	15.18%	8,368	2007
	11.446187	12.525748	9.43%	7,163	2006
	9.991966	11.446187	14.55%	7,492	2005
	8.835658	9.991966	13.09%	6,759	2004
	7.018522	8.835658	25.89%	1,958	2003
	7.906658	7.018522	-11.23%	1,243	2002
	9.199607	7.906658	-14.05%	110	2001
	10.000000	9.199607	-8.00%	63	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.497958	5.485211	-42.25%	0	2008
	9.046489	9.497958	4.99%	0	2007
	8.081011	9.046489	11.95%	0	2006
	6.801636	8.081011	18.81%	0	2005
	6.839121	6.801636	-0.55%	0	2004
	5.563595	6.839121	22.93%	0	2003
	6.106876	5.563595	-8.90%	0	2002
	8.711768	6.106876	-29.90%	0	2001
	10.000000	8.711768	-12.88%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.389141	5.407647	-42.41%	147	2008
	8.959250	9.389141	4.80%	147	2007
	8.015662	8.959250	11.77%	147	2006
	6.763623	8.015662	18.51%	147	2005
	6.800413	6.763623	-0.54%	147	2004
	5.543900	6.800413	22.66%	0	2003
	6.106876	5.543900	-9.22%	0	2002
	8.711766	6.106876	-29.90%	0	2001
	10.000000	8.711766	-12.88%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.823164	7.214519	-43.74%	0	2008
	12.876979	12.823164	-0.42%	0	2007
	10.919664	12.876979	17.92%	0	2006
	10.513858	10.919664	3.86%	0	2005
	9.612401	10.513858	9.38%	0	2004
	7.516835	9.612401	27.88%	0	2003
	9.222382	7.516835	-18.49%	0	2002
	9.896058	9.222382	-6.81%	0	2001
	9.303685	9.896058	6.37%	0	2000

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.863576	7.785213	-43.84%	8,076	2008
	13.941694	13.863576	-0.56%	7,281	2007
	11.837409	13.941694	17.78%	7,587	2006
	11.417724	11.837409	3.68%	7,840	2005
	10.452773	11.417724	9.23%	7,880	2004
	8.186031	10.452773	27.69%	5,221	2003
	10.062105	8.186031	-18.64%	2,411	2002
	10.812739	10.062105	-6.94%	1,259	2001
	10.000000	10.812739	8.13%	85	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.265672	6.441110	-42.83%	0	2008
	10.243929	11.265672	9.97%	0	2007
	9.230231	10.243929	10.98%	0	2006
	8.740930	9.230231	5.60%	0	2005
	8.416864	8.740930	3.85%	0	2004
	6.934528	8.416864	21.38%	0	2003
	8.476792	6.934528	-18.19%	0	2002
	9.471352	8.476792	-10.50%	0	2001
	10.013822	9.471352	-5.42%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.497210	6.559595	-42.95%	224	2008
	10.467820	11.497210	9.83%	503	2007
	9.444933	10.467820	10.83%	2,636	2006
	8.954866	9.444933	5.47%	3,034	2005
	8.641676	8.954866	3.62%	3,862	2004
	7.128667	8.641676	21.22%	1,379	2003
	8.730068	7.128667	-18.34%	0	2002
	9.771194	8.730068	-10.66%	0	2001
	10.000000	9.771194	-2.29%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.240175	4.077511	-55.87%	0	2008
	7.648109	9.240175	20.82%	0	2007
	7.395864	7.648109	3.41%	0	2006
	6.917967	7.395864	6.91%	0	2005
	6.580234	6.917967	5.13%	0	2004
	5.167863	6.580234	27.33%	0	2003
	6.739861	5.167863	-23.32%	0	2002
	8.022575	6.739861	-15.99%	0	2001
	9.863165	8.022575	-18.66%	0	2000

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.630644	4.242605	-55.95%	0	2008
	7.980171	9.630644	20.68%	0	2007
	7.730380	7.980171	3.23%	0	2006
	7.243180	7.730380	6.73%	0	2005
	6.900450	7.243180	4.97%	0	2004
	5.430117	6.900450	27.08%	0	2003
	7.090158	5.430117	-23.41%	0	2002
	8.459517	7.090158	-16.19%	0	2001
	10.000000	8.459517	-15.40%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.669839	5.528456	-48.19%	0	2008
	8.564968	10.669839	24.58%	0	2007
	8.171451	8.564968	4.82%	0	2006
	7.874090	8.171451	3.78%	0	2005
	7.765017	7.874090	1.40%	0	2004
	5.955034	7.765017	30.39%	0	2003
	8.688117	5.955034	-31.46%	0	2002
	10.755009	8.688117	-19.22%	0	2001
	12.313961	10.755009	-12.66%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.271873	4.279943	-48.26%	9,875	2008
	6.651101	8.271873	24.37%	10,187	2007
	6.355014	6.651101	4.66%	9,845	2006
	6.133651	6.355014	3.61%	10,282	2005
	6.056963	6.133651	1.27%	10,550	2004
	4.653551	6.056963	30.16%	8,348	2003
	6.798758	4.653551	-31.55%	1,927	2002
	8.430504	6.798758	-19.36%	1,927	2001
	10.000000	8.430504	-15.69%	164	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.604171	7.067396	-26.41%	0	2008
	9.528048	9.604171	0.80%	0	2007
	8.726729	9.528048	9.18%	0	2006
	8.667545	8.726729	0.68%	0	2005
	8.062996	8.667545	7.50%	0	2004
	6.466604	8.062996	24.69%	0	2003
	6.355190	6.466604	1.75%	0	2002
	7.346312	6.355190	-13.49%	0	2001
	9.666051	7.346312	-24.00%	0	2000

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.350427	7.608657	-26.49%	354	2008
	10.279847	10.350427	0.69%	354	2007
	9.428291	10.279847	9.03%	344	2006
	9.383655	9.428291	0.48%	1,181	2005
	8.735892	9.383655	7.41%	3,621	2004
	7.018235	8.735892	24.47%	1,902	2003
	6.918628	7.018235	1.44%	715	2002
	8.000822	6.918628	-13.53%	0	2001
	10.000000	8.000822	-19.99%	0	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.775522	7.182027	-26.53%	51	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.775522	7.182027	-26.53%	51	2008
	10.000000	9.775522	-2.24%	20	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.505115	6.499059	-38.13%	54	2008
	10.146808	10.505115	3.53%	51	2007
	8.927981	10.146808	13.65%	53	2006
	8.672780	8.927981	2.94%	53	2005
	7.984198	8.672780	8.62%	54	2004
	6.331659	7.984198	26.10%	1,410	2003
	8.292965	6.331659	-23.65%	1,558	2002
	9.608747	8.292965	-13.69%	1,558	2001
	10.787578	9.608747	-10.93%	118	2000

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.748520	13.062331	-4.99%	0	2008
	13.418553	13.748520	2.46%	0	2007
	13.094337	13.418553	2.48%	0	2006
	13.047717	13.094337	0.36%	0	2005
	12.720133	13.047717	2.58%	0	2004
	12.312534	12.720133	3.31%	0	2003
	11.362894	12.312534	8.36%	0	2002
	10.669248	11.362894	6.50%	0	2001
	9.767809	10.669248	9.23%	0	2000

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	35.897464	21.323324	-40.60%	0	2008
	31.656407	35.897464	13.40%	0	2007
	28.630414	31.656407	10.57%	0	2006
	24.663673	28.630414	16.08%	0	2005
	20.129075	24.663673	22.53%	0	2004
	14.797098	20.129075	36.03%	0	2003
	16.723439	14.797098	-11.52%	0	2002
	17.624573	16.723439	-5.11%	0	2001
	13.438879	17.624573	31.15%	0	2000

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.403713	13.286356	-40.70%	2,640	2008
	19.782322	22.403713	13.25%	4,421	2007
	17.921168	19.782322	10.39%	5,043	2006
	15.462812	17.921168	15.90%	4,082	2005
	12.631599	15.462812	22.41%	3,382	2004
	9.303988	12.631599	35.77%	1,678	2003
	10.530306	9.303988	-11.65%	1,244	2002
	11.115190	10.530306	-5.26%	1,244	2001
	10.000000	11.115190	11.15%	56	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.570865	11.706697	1.17%	9	2008
	11.203744	11.570865	3.28%	9	2007
	10.876592	11.203744	3.01%	9	2006
	10.748291	10.876592	1.19%	8	2005
	10.814813	10.748291	-0.62%	8	2004
	10.904145	10.814813	-0.82%	6	2003
	10.919093	10.904145	-0.14%	0	2002
	10.677336	10.919093	2.26%	0	2001
	10.224413	10.677336	4.43%	0	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.293567	8.430171	-44.88%	0	2008
	13.288820	15.293567	15.09%	0	2007
	11.472699	13.288820	15.83%	0	2006
	9.819415	11.472699	16.84%	0	2005
	8.810945	9.819415	11.45%	0	2004
	6.265330	8.810945	40.63%	0	2003
	8.009778	6.265330	-21.78%	0	2002
	10.361858	8.009778	-22.70%	0	2001
	13.050088	10.361858	-20.60%	0	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.240789	6.736020	-44.97%	0	2008
	10.650187	12.240789	14.93%	0	2007
	9.208299	10.650187	15.66%	0	2006
	7.893881	9.208299	16.65%	0	2005
	7.094057	7.893881	11.27%	58	2004
	5.050398	7.094057	40.47%	74	2003
	6.465747	5.050398	-21.89%	59	2002
	8.352740	6.465747	-22.59%	59	2001
	10.000000	8.352740	-16.47%	34	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.157451	9.455409	-44.89%	0	2008
	14.906025	17.157451	15.10%	0	2007
	12.868580	14.906025	15.83%	0	2006
	11.018501	12.868580	16.79%	0	2005
	10.000000	11.018501	10.19%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.057859	9.389224	-44.96%	34	2008
	14.840411	17.057859	14.94%	923	2007
	12.826808	14.840411	15.70%	36	2006
	10.999651	12.826808	16.61%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.038359	6.845759	-47.50%	0	2008
	13.019168	13.038359	0.15%	0	2007
	11.572584	13.019168	12.50%	0	2006
	11.108383	11.572584	4.18%	0	2005
	10.184329	11.108383	9.07%	0	2004
	7.735064	10.184329	31.66%	0	2003
	9.351563	7.735064	-17.29%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.910006	6.769273	-47.57%	0	2008
	12.907780	12.910006	0.02%	0	2007
	11.488417	12.907780	12.35%	0	2006
	11.053210	11.488417	3.94%	0	2005
	10.146906	11.053210	8.93%	0	2004
	7.725552	10.146906	31.34%	0	2003
	9.351571	7.725552	-17.39%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.321042	7.824788	-52.06%	0	2008
	15.740436	16.321042	3.69%	0	2007
	13.793893	15.740436	14.11%	0	2006
	13.696119	13.793893	0.71%	0	2005
	12.235652	13.696119	11.94%	0	2004
	7.896280	12.235652	54.95%	0	2003
	10.000000	7.896280	-21.04%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.301943	7.319656	-52.17%	378	2008
	14.779766	15.301943	3.53%	3,414	2007
	12.973138	14.779766	13.93%	3,815	2006
	12.897254	12.973138	0.59%	4,085	2005
	11.536990	12.897254	11.79%	4,247	2004
	7.465607	11.536990	54.54%	727	2003
	10.000000	7.465607	-25.34%	0	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.406317	9.617692	-28.26%	0	2008
	13.991188	13.406317	-4.18%	0	2007
	12.132411	13.991188	15.32%	0	2006
	11.915357	12.132411	1.82%	0	2005
	10.906718	11.915357	9.25%	0	2004
	8.893716	10.906718	22.63%	0	2003
	10.000000	8.893716	-11.06%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.326072	10.168236	-41.31%	0	2008
	15.239268	17.326072	13.69%	0	2007
	12.751090	15.239268	19.51%	0	2006
	11.752870	12.751090	8.49%	0	2005
	10.068087	11.752870	16.73%	0	2004
	7.734658	10.068087	30.17%	0	2003
	10.000000	7.734658	-22.65%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.311109	10.838261	-37.39%	98	2008
	16.611477	17.311109	4.21%	877	2007
	15.270609	16.611477	8.78%	1,655	2006
	14.019804	15.270609	8.92%	1,855	2005
	12.154059	14.019804	15.35%	1,440	2004
	10.000000	12.154059	21.54%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.292749	6.988356	-38.12%	0	2008
	10.358820	11.292749	9.02%	913	2007
	9.830143	10.358820	5.38%	913	2006
	9.603881	9.830143	2.36%	913	2005
	8.973621	9.603881	7.02%	913	2004
	7.453217	8.973621	20.40%	913	2003
	10.000000	7.453217	-25.47%	0	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.385461	4.936467	-52.47%	268	2008
	9.658399	10.385461	7.53%	1,357	2007
	9.614159	9.658399	0.46%	2,208	2006
	9.517914	9.614159	1.01%	2,140	2005
	8.473923	9.517914	12.32%	3,544	2004
	6.316662	8.473923	34.15%	2,567	2003
	10.000000	6.316662	-36.83%	314	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.275757	6.696604	-40.61%	0	2008
	11.230831	11.275757	0.40%	0	2007
	10.126742	11.230831	10.90%	0	2006
	9.817850	10.126742	3.15%	0	2005
	9.413323	9.817850	4.30%	0	2004
	7.184003	9.413323	31.03%	0	2003
	10.000000	7.184003	-28.16%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.375450	10.154692	-33.96%	491	2008
	14.553647	15.375450	5.65%	1,661	2007
	12.297847	14.553647	18.34%	1,995	2006
	11.761963	12.297847	4.56%	2,208	2005
	10.431060	11.761963	12.76%	2,375	2004
	8.517699	10.431060	22.46%	491	2003
	10.000000	8.517699	-14.82%	0	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.845866	8.783759	-31.62%	0	2008
	12.239264	12.845866	4.96%	0	2007
	11.286894	12.239264	8.44%	0	2006
	11.051564	11.286894	2.13%	0	2005
	10.623296	11.051564	4.03%	0	2004
	9.223381	10.623296	15.18%	0	2003
	10.000000	9.223381	-7.77%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.266334	5.449085	-46.92%	0	2008
	10.145792	10.266334	1.19%	0	2007
	10.000000	10.145792	1.46%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.926091	8.281138	-40.54%	1,767	2008
	13.179347	13.926091	5.67%	2,838	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.870847	7.496405	-31.04%	0	2008
	10.430613	10.870847	4.22%	0	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.529215	9.318922	-11.49%	6,158	2008
	10.412741	10.529215	1.12%	5,508	2007
	10.000000	10.412741	4.13%	5,508	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.029430	7.248531	-39.74%	1,863	2008
	10.712318	12.029430	12.30%	1,645	2007
	10.000000	10.712318	7.12%	1,645	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.251384	6.163543	-45.22%	4,224	2008
	10.240314	11.251384	9.87%	4,071	2007
	10.000000	10.240314	2.40%	4,071	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.458925	8.090783	-29.39%	0	2008
	11.311733	11.458925	1.30%	0	2007
	10.414642	11.311733	8.61%	0	2006
	10.000000	10.414642	4.15%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	38.033337	15.711922	-58.69%	0	2008
	26.677760	38.033337	42.57%	0	2007
	19.928297	26.677760	33.87%	0	2006
	15.334563	19.928297	29.96%	0	2005
	12.965751	15.334563	18.27%	0	2004
	8.018119	12.965751	61.71%	0	2003
	10.000000	8.018119	-19.82%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.195921	12.080137	-58.62%	148	2008
	20.442522	29.195921	42.82%	94	2007
	15.243606	20.442522	34.11%	0	2006
	11.715831	15.243606	30.11%	0	2005
	10.000000	11.715831	17.16%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.441437	-45.59%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.091966	-49.08%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.103762	-38.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.101864	-38.98%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.335598	-36.64%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.825497	-1.75%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.803732	-1.96%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.809519	-1.90%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.871603	12.557890	5.78%	429	2008
	11.282707	11.871603	5.22%	658	2007
	11.117482	11.282707	1.49%	848	2006
	10.962914	11.117482	1.41%	1,096	2005
	10.811182	10.962914	1.40%	1,525	2004
	10.793476	10.811182	0.16%	1,471	2003
	10.000000	10.793476	7.93%	192	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.777713	10.869105	-7.71%	2,501	2008
	11.382263	11.777713	3.47%	19,578	2007
	10.917368	11.382263	4.26%	19,577	2006
	10.761069	10.917368	1.45%	20,937	2005
	10.471148	10.761069	2.77%	19,237	2004
	9.881746	10.471148	5.96%	19,266	2003
	10.000000	9.881746	-1.18%	7	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.675287	10.574487	-16.57%	1,157	2008
	12.194366	12.675287	3.94%	4,522	2007
	11.452631	12.194366	6.48%	4,522	2006
	11.161279	11.452631	2.61%	6,529	2005
	10.606525	11.161279	5.23%	10,974	2004
	9.499545	10.606525	11.65%	9,381	2003
	10.000000	9.499545	-5.00%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.429454	10.128567	-24.58%	19,214	2008
	12.944368	13.429454	3.75%	33,566	2007
	11.837099	12.944368	9.35%	88,607	2006
	11.441970	11.837099	3.45%	112,920	2005
	10.637301	11.441970	7.56%	109,786	2004
	9.022930	10.637301	17.89%	108,458	2003
	10.000000	9.022930	-9.77%	14,201	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.503137	9.771084	-32.63%	13,283	2008
	13.914630	14.503137	4.23%	16,169	2007
	12.370239	13.914630	12.48%	22,080	2006
	11.764328	12.370239	5.15%	21,162	2005
	10.687495	11.764328	10.08%	20,391	2004
	8.593569	10.687495	24.37%	3,678	2003
	10.000000	8.593569	-14.06%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.156029	9.399439	-37.98%	4,853	2008
	14.567394	15.156029	4.04%	14,765	2007
	12.692632	14.567394	14.77%	34,438	2006
	11.974820	12.692632	5.99%	38,978	2005
	10.694250	11.974820	11.97%	38,132	2004
	8.258329	10.694250	29.50%	13,478	2003
	10.000000	8.258329	-17.42%	1,531	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.590079	9.726775	-37.61%	0	2008
	14.761496	15.590079	5.61%	0	2007
	13.678614	14.761496	7.92%	0	2006
	12.425243	13.678614	10.09%	0	2005
	10.932976	12.425243	13.65%	0	2004
	8.268119	10.932976	32.23%	0	2003
	10.000000	8.268119	-17.32%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.694698	9.146332	-37.76%	126	2008
	13.938041	14.694698	5.43%	3,163	2007
	12.932843	13.938041	7.77%	3,354	2006
	11.768923	12.932843	9.89%	2,815	2005
	10.375878	11.768923	13.43%	1,871	2004
	7.867470	10.375878	31.88%	1,859	2003
	10.000000	7.867470	-21.33%	131	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.358854	10.381305	0.22%	4,239	2008
	10.067283	10.358854	2.90%	1,250	2007
	9.807022	10.067283	2.65%	1,697	2006
	9.726772	9.807022	0.83%	1,300	2005
	9.825341	9.726772	-1.00%	854	2004
	9.943231	9.825341	-1.19%	455	2003
	10.000000	9.943231	-0.57%	60	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.050429	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.390481	8.110563	-47.30%	0	2008
	15.227785	15.390481	1.07%	0	2007
	12.632609	15.227785	20.54%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.237873	8.012406	-47.42%	0	2008
	15.111008	15.237873	0.84%	725	2007
	12.570579	15.111008	20.21%	725	2006
	11.449228	12.570579	9.79%	0	2005
	10.000000	11.449228	14.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.283783	-37.16%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.194427	-38.06%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.676263	-33.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.985688	6.292381	-47.50%	0	2008
	11.147533	11.985688	7.52%	488	2007
	11.022292	11.147533	1.14%	488	2006
	10.417836	11.022292	5.80%	0	2005
	9.374315	10.417836	11.13%	0	2004
	7.120591	9.374315	31.65%	0	2003
	10.000000	7.120591	-28.79%	0	2002

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.454630	9.630282	-33.38%	0	2008
	15.811203	14.454630	-8.58%	0	2007
	13.726409	15.811203	15.19%	0	2006
	13.560554	13.726409	1.22%	0	2005
	11.772565	13.560554	15.19%	0	2004
	7.642746	11.772565	54.04%	0	2003
	10.000000	7.642746	-23.57%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.235929	8.799104	-33.52%	114	2008
	14.530365	13.235929	-8.91%	112	2007
	12.635672	14.530365	14.99%	181	2006
	12.518422	12.635672	0.94%	182	2005
	10.895911	12.518422	14.89%	182	2004
	7.092082	10.895911	53.63%	187	2003
	10.000000	7.092082	-29.08%	77	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.140791	9.796837	-39.30%	0	2008
	16.095144	16.140791	0.28%	0	2007
	14.628336	16.095144	10.03%	0	2006
	13.262105	14.628336	10.30%	0	2005
	11.346695	13.262105	16.88%	0	2004
	8.193835	11.346695	38.48%	0	2003
	10.000000	8.193835	-18.06%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.315327	9.876263	-39.47%	533	2008
	16.307107	16.315327	0.05%	1,509	2007
	14.858962	16.307107	9.75%	1,483	2006
	13.508600	14.858962	10.00%	976	2005
	11.580797	13.508600	16.65%	1,037	2004
	8.386772	11.580797	38.08%	891	2003
	10.000000	8.386772	-16.13%	0	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.265371	6.459062	-42.66%	0	2008
	10.633632	11.265371	5.94%	0	2007
	10.000000	10.633632	6.34%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.823638	-1.76%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.565185	-44.35%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.563545	6.703649	-46.64%	339	2008
	11.237641	12.563545	11.80%	2,013	2007
	10.626767	11.237641	5.75%	2,242	2006
	10.319233	10.626767	2.98%	2,263	2005
	9.856286	10.319233	4.70%	6,166	2004
	7.679941	9.856286	28.34%	2,848	2003
	10.000000	7.679941	-23.20%	340	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.610370	9.167547	-41.27%	0	2008
	14.950567	15.610370	4.41%	0	2007
	12.935683	14.950567	15.58%	0	2006
	11.520320	12.935683	12.29%	0	2005
	10.000000	11.520320	15.20%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.468733	9.061175	-41.42%	291	2008
	14.853903	15.468733	4.14%	200	2007
	12.883737	14.853903	15.29%	36	2006
	11.503272	12.883737	12.00%	41	2005
	10.000000	11.503272	15.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.547258	10.306012	-41.27%	0	2008
	16.808510	17.547258	4.40%	0	2007
	14.542799	16.808510	15.58%	0	2006
	12.954963	14.542799	12.26%	0	2005
	11.070801	12.954963	17.02%	0	2004
	7.882398	11.070801	40.45%	0	2003
	10.000000	7.882398	-21.18%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.283111	10.126701	-41.41%	0	2008
	16.592624	17.283111	4.16%	0	2007
	14.396181	16.592624	15.26%	0	2006
	12.852222	14.396181	12.01%	0	2005
	11.009338	12.852222	16.74%	38	2004
	7.847434	11.009338	40.29%	47	2003
	10.000000	7.847434	-21.53%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.544396	1.978316	-79.27%	0	2008
	10.000000	9.544396	-4.56%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.228496	2.770401	-79.06%	0	2008
	13.486011	13.228496	-1.91%	0	2007
	12.549910	13.486011	7.46%	0	2006
	12.490335	12.549910	0.48%	0	2005
	11.672614	12.490335	7.01%	0	2004
	9.589075	11.672614	21.73%	0	2003
	10.000000	9.589075	-4.11%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.930772	7.793033	-39.73%	1,266	2008
	12.644157	12.930772	2.27%	2,881	2007
	11.219451	12.644157	12.70%	2,795	2006
	10.804249	11.219451	3.84%	3,060	2005
	10.080361	10.804249	7.18%	2,619	2004
	8.118623	10.080361	24.16%	2,006	2003
	10.000000	8.118623	-18.81%	189	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.361485	9.988549	-38.95%	0	2008
	16.867135	16.361485	-3.00%	0	2007
	14.935463	16.867135	12.93%	0	2006
	13.835741	14.935463	7.95%	0	2005
	11.798045	13.835741	17.27%	0	2004
	8.322115	11.798045	41.77%	0	2003
	10.000000	8.322115	-16.78%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.637457	5.867088	-39.12%	0	2008
	9.953661	9.637457	-3.18%	0	2007
	10.000000	9.953661	-0.46%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.588285	12.250556	-16.02%	827	2008
	13.561689	14.588285	7.57%	832	2007
	12.878040	13.561689	5.31%	3,410	2006
	12.796223	12.878040	0.64%	3,189	2005
	12.017235	12.796223	6.48%	3,346	2004
	10.445156	12.017235	15.05%	510	2003
	10.000000	10.445156	4.45%	213	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.536245	8.750441	-39.80%	0	2008
	15.755685	14.536245	-7.74%	0	2007
	13.841360	15.755685	13.83%	723	2006
	13.394064	13.841360	3.34%	723	2005
	12.275514	13.394064	9.11%	723	2004
	10.000000	12.275514	22.76%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.138608	9.432717	-44.96%	0	2008
	16.106843	17.138608	6.41%	0	2007
	12.841575	16.106843	25.43%	0	2006
	11.654677	12.841575	10.18%	0	2005
	10.214032	11.654677	14.10%	0	2004
	8.092505	10.214032	26.22%	0	2003
	10.000000	8.092505	-19.07%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.596600	8.691511	-40.46%	0	2008
	17.032143	14.596600	-14.30%	0	2007
	14.786205	17.032143	15.19%	0	2006
	14.067223	14.786205	5.11%	0	2005
	11.349685	14.067223	23.94%	0	2004
	7.723151	11.349685	46.96%	0	2003
	10.000000	7.723151	-22.77%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.527034	7.127459	-38.17%	0	2008
	11.125330	11.527034	3.61%	0	2007
	10.744681	11.125330	3.54%	0	2006
	10.351752	10.744681	3.80%	0	2005
	10.036380	10.351752	3.14%	0	2004
	8.182087	10.036380	22.66%	0	2003
	10.000000	8.182087	-18.18%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.062118	9.727192	-12.07%	0	2008
	10.707238	11.062118	3.31%	0	2007
	10.528053	10.707238	1.70%	0	2006
	10.314724	10.528053	2.07%	0	2005
	10.092718	10.314724	2.20%	0	2004
	10.000000	10.092718	0.93%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.437115	13.039367	-39.17%	1,029	2008
	26.390838	21.437115	-18.77%	909	2007
	19.520025	26.390838	35.20%	698	2006
	17.024860	19.520025	14.66%	0	2005
	12.740895	17.024860	33.62%	0	2004
	10.000000	12.740895	27.41%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.096184	5.544458	-50.03%	275	2008
	9.688196	11.096184	14.53%	548	2007
	9.612993	9.688196	0.78%	1,542	2006
	9.094055	9.612993	5.71%	1,564	2005
	8.672951	9.094055	4.86%	6,982	2004
	6.952210	8.672951	24.75%	3,179	2003
	10.000000	6.952210	-30.48%	633	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.248408	8.351893	-36.96%	4,826	2008
	13.814237	13.248408	-4.10%	6,543	2007
	12.121805	13.814237	13.96%	5,978	2006
	11.856082	12.121805	2.24%	6,003	2005
	10.281510	11.856082	15.31%	6,651	2004
	8.006334	10.281510	28.42%	4,220	2003
	10.000000	8.006334	-19.94%	593	2002*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.718807	6.003793	-52.80%	1,127	2008
	12.785504	12.718807	-0.52%	1,138	2007
	11.533268	12.785504	10.86%	1,135	2006
	11.145075	11.533268	3.48%	1,167	2005
	10.244722	11.145075	8.79%	1,167	2004
	7.830643	10.244722	30.83%	1,055	2003
	10.000000	7.830643	-21.69%	77	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.253771	6.900137	-43.69%	247	2008
	11.174865	12.253771	9.65%	260	2007
	10.734628	11.174865	4.10%	263	2006
	10.072327	10.734628	6.58%	279	2005
	9.650995	10.072327	4.37%	266	2004
	7.611469	9.650995	26.80%	166	2003
	10.000000	7.611469	-23.89%	80	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.617877	8.119938	-48.01%	0	2008
	14.356934	15.617877	8.78%	0	2007
	12.553016	14.356934	14.37%	0	2006
	11.668130	12.553016	7.58%	0	2005
	10.292675	11.668130	13.36%	0	2004
	7.747245	10.292675	32.86%	0	2003
	10.000000	7.747245	-22.53%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.620029	7.586506	-48.11%	0	2008
	13.475663	14.620029	8.49%	0	2007
	11.809212	13.475663	14.11%	0	2006
	11.010863	11.809212	7.25%	0	2005
	10.000000	11.010863	10.11%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.438347	7.842555	-31.44%	0	2008
	10.780129	11.438347	6.11%	0	2007
	10.000000	10.780129	7.80%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.395165	7.792881	-31.61%	1,462	2008
	10.763115	11.395165	5.87%	7,309	2007
	10.000000	10.763115	7.63%	7,372	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.137740	12.334246	-41.65%	24	2008
	18.819402	21.137740	12.32%	24	2007
	14.992880	18.819402	25.52%	24	2006
	12.977278	14.992880	15.53%	24	2005
	10.688198	12.977278	21.42%	82	2004
	8.467863	10.688198	26.22%	155	2003
	10.000000	8.467863	-15.32%	72	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.808887	10.389350	-29.84%	0	2008
	13.774202	14.808887	7.51%	0	2007
	12.614913	13.774202	9.19%	0	2006
	11.942419	12.614913	5.63%	0	2005
	10.690301	11.942419	11.71%	0	2004
	8.554923	10.690301	24.96%	0	2003
	10.000000	8.554923	-14.45%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.744795	8.000324	-41.79%	203	2008
	13.356142	13.744795	2.91%	1,787	2007
	11.631635	13.356142	14.83%	2,154	2006
	11.329529	11.631635	2.67%	2,175	2005
	10.378378	11.329529	9.16%	2,175	2004
	7.999289	10.378378	29.74%	2,070	2003
	10.000000	7.999289	-20.01%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.473352	11.679711	-54.15%	1,218	2008
	24.583816	25.473352	3.62%	1,331	2007
	18.536063	24.583816	32.63%	1,382	2006
	16.206923	18.536063	14.37%	1,448	2005
	13.221403	16.206923	22.58%	1,546	2004
	9.357670	13.221403	41.29%	1,529	2003
	10.000000	9.357670	-6.42%	1,440	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.651943	6.882044	-40.94%	0	2008
	10.450071	11.651943	11.50%	0	2007
	10.715224	10.450071	-2.47%	0	2006
	9.505633	10.715224	12.72%	0	2005
	8.938842	9.505633	6.34%	0	2004
	7.382204	8.938842	21.09%	0	2003
	10.000000	7.382204	-26.18%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.007201	10.725004	-36.94%	185	2008
	17.068813	17.007201	-0.36%	188	2007
	15.227118	17.068813	12.09%	184	2006
	14.548506	15.227118	4.66%	275	2005
	12.448236	14.548506	16.87%	270	2004
	9.001635	12.448236	38.29%	312	2003
	10.000000	9.001635	-9.98%	220	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.228113	10.325528	-32.19%	0	2008
	15.619056	15.228113	-2.50%	0	2007
	13.908298	15.619056	12.30%	0	2006
	13.213848	13.908298	5.26%	0	2005
	11.045519	13.213848	19.63%	0	2004
	8.167691	11.045519	35.23%	0	2003
	10.000000	8.167691	-18.32%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.778800	7.580834	-35.64%	0	2008
	11.135100	11.778800	5.78%	0	2007
	10.388581	11.135100	7.19%	0	2006
	10.214501	10.388581	1.70%	0	2005
	9.798463	10.214501	4.25%	0	2004
	7.922775	9.798463	23.67%	0	2003
	10.000000	7.922775	-20.77%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.887172	8.567443	-38.31%	0	2008
	13.443853	13.887172	3.30%	0	2007
	11.858659	13.443853	13.37%	0	2006
	11.540117	11.858659	2.76%	0	2005
	10.626826	11.540117	8.59%	0	2004
	8.434560	10.626826	25.99%	0	2003
	10.000000	8.434560	-15.65%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.635802	9.618796	-38.48%	360	2008
	15.174696	15.635802	3.04%	481	2007
	13.419333	15.174696	13.08%	482	2006
	13.091114	13.419333	2.51%	482	2005
	12.086579	13.091114	8.31%	486	2004
	10.000000	12.086579	20.87%	301	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.233870	7.281258	-35.18%	0	2008
	12.699294	11.233870	-11.54%	0	2007
	11.107015	12.699294	14.34%	0	2006
	10.799946	11.107015	2.84%	0	2005
	10.048742	10.799946	7.48%	0	2004
	8.041214	10.048742	24.97%	0	2003
	10.000000	8.041214	-19.59%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.664364	8.742179	-30.97%	0	2008
	11.769593	12.664364	7.60%	0	2007
	10.356360	11.769593	13.65%	0	2006
	10.375127	10.356360	-0.18%	0	2005
	9.868994	10.375127	5.13%	0	2004
	8.116783	9.868994	21.59%	0	2003
	10.000000	8.116783	-18.83%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.091418	10.221432	-27.46%	199	2008
	13.915208	14.091418	1.27%	214	2007
	12.821805	13.915208	8.53%	205	2006
	12.772689	12.821805	0.38%	6,840	2005
	11.813141	12.772689	8.12%	6,832	2004
	9.882088	11.813141	19.54%	5,586	2003
	10.000000	9.882088	-1.18%	76	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.015977	7.999243	-46.73%	0	2008
	13.967259	15.015977	7.51%	0	2007
	11.968838	13.967259	16.70%	0	2006
	11.179024	11.968838	7.07%	0	2005
	9.985284	11.179024	11.95%	0	2004
	7.715509	9.985284	29.42%	0	2003
	10.000000	7.715509	-22.84%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.170976	9.522438	-44.54%	0	2008
	14.825030	17.170976	15.82%	0	2007
	13.955068	14.825030	6.23%	0	2006
	12.614840	13.955068	10.62%	0	2005
	11.134374	12.614840	13.30%	0	2004
	8.098322	11.134374	37.49%	0	2003
	10.000000	8.098322	-19.02%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.586015	10.542915	-9.00%	0	2008
	11.202462	11.586015	3.42%	0	2007
	10.957822	11.202462	2.23%	0	2006
	11.020805	10.957822	-0.57%	0	2005
	10.836266	11.020805	1.70%	0	2004
	10.550383	10.836266	2.71%	0	2003
	10.000000	10.550383	5.50%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.548894	10.479097	-9.26%	1,383	2008
	11.192439	11.548894	3.18%	5,293	2007
	10.972720	11.192439	2.00%	5,420	2006
	11.069722	10.972720	-0.88%	7,420	2005
	10.915982	11.069722	1.41%	7,657	2004
	10.648970	10.915982	2.51%	6,594	2003
	10.000000	10.648970	6.49%	57	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.866543	5.954303	-49.82%	0	2008
	10.289484	11.866543	15.33%	0	2007
	9.668552	10.289484	6.42%	0	2006
	9.122396	9.668552	5.99%	0	2005
	8.431975	9.122396	8.19%	0	2004
	6.584039	8.431975	28.07%	0	2003
	9.106626	6.584039	-27.70%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.644150	5.839408	-49.85%	432	2008
	10.113365	11.644150	15.14%	2,295	2007
	9.514603	10.113365	6.29%	2,719	2006
	8.996963	9.514603	5.75%	2,760	2005
	8.336121	8.996963	7.93%	2,765	2004
	6.518935	8.336121	27.88%	2,491	2003
	9.051359	6.518935	-27.98%	11	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.146802	8.485916	-30.14%	0	2008
	10.729162	12.146802	13.21%	0	2007
	10.193323	10.729162	5.26%	0	2006
	9.992412	10.193323	2.01%	0	2005
	9.662909	9.992412	3.41%	0	2004
	8.349785	9.662909	15.73%	0	2003
	9.333512	8.349785	-10.54%	0	2002
	9.932061	9.333512	-6.03%	0	2001
	10.549398	9.932061	-5.83%	0	2000
	10.000000	10.549398	5.46%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.401022	7.955273	-30.22%	0	2008
	10.086495	11.401022	13.03%	0	2007
	9.591644	10.086495	5.16%	0	2006
	9.415924	9.591644	1.87%	0	2005
	9.121127	9.415924	3.23%	392	2004
	7.897938	9.121127	15.49%	392	2003
	8.845533	7.897938	-10.71%	392	2002
	9.426464	8.845533	-6.16%	392	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	10.905227	6.863093	-37.07%	0	2008
	9.347556	10.905227	16.66%	0	2007
	8.912832	9.347556	4.88%	0	2006
	8.748666	8.912832	1.88%	0	2005
	8.420677	8.748666	3.90%	0	2004
	6.966630	8.420677	20.87%	0	2003
	8.404069	6.966630	-17.10%	0	2002
	9.258620	8.404069	-9.23%	0	2001
	10.792052	9.258620	-14.21%	0	2000
	10.000000	10.792052	7.92%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.072443	6.332659	-37.13%	0	2008
	8.653558	10.072443	16.40%	0	2007
	8.260748	8.653558	4.76%	0	2006
	8.126303	8.260748	1.65%	0	2005
	7.838131	8.126303	3.68%	448	2004
	6.491083	7.838131	20.75%	448	2003
	7.857029	6.491083	-17.39%	448	2002
	8.664593	7.857029	-9.32%	448	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.423201	7.397087	-35.25%	0	2008
	10.688535	11.423201	6.87%	0	2007
	9.754106	10.688535	9.58%	0	2006
	9.409588	9.754106	3.66%	0	2005
	9.093847	9.409588	3.47%	0	2004
	7.883407	9.093847	15.35%	0	2003
	8.802684	7.883407	-10.44%	0	2002
	9.126937	8.802684	-3.55%	0	2001
	9.724377	9.126937	-6.14%	0	2000
	10.000000	9.724377	-2.76%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.826797	7.643853	-35.37%	0	2008
	11.084405	11.826797	6.70%	0	2007
	10.128133	11.084405	9.44%	0	2006
	9.778093	10.128133	3.58%	0	2005
	9.474768	9.778093	3.20%	0	2004
	8.221740	9.474768	15.24%	0	2003
	9.198506	8.221740	-10.62%	0	2002
	9.551627	9.198506	-3.70%	0	2001

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.298239	9.179512	-43.68%	253	2008
	14.132679	16.298239	15.32%	253	2007
	12.902914	14.132679	9.53%	253	2006
	11.249973	12.902914	14.69%	253	2005
	9.937601	11.249973	13.21%	253	2004
	7.888206	9.937601	25.98%	253	2003
	8.873298	7.888206	-11.10%	253	2002
	10.316947	8.873298	-13.99%	253	2001
	11.266962	10.316947	8.43%	253	2000
	10.000000	11.266962	12.67%	253	1999*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.371055	8.083223	-43.75%	359	2008
	12.483371	14.371055	15.12%	334	2007
	11.413246	12.483371	9.38%	9,740	2006
	9.968273	11.413246	14.50%	336	2005
	8.819192	9.968273	13.03%	328	2004
	7.009008	8.819192	25.83%	665	2003
	7.899952	7.009008	-11.28%	443	2002
	9.196519	7.899952	-14.10%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.462954	5.462205	-42.28%	0	2008
	9.017763	9.462954	4.94%	0	2007
	8.059441	9.017763	11.89%	0	2006
	6.786923	8.059441	18.75%	0	2005
	6.827805	6.786923	-0.60%	0	2004
	5.557221	6.827805	22.86%	0	2003
	6.102994	5.557221	-8.94%	0	2002
	8.710698	6.102994	-29.94%	0	2001
	10.000000	8.710698	-12.89%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.354540	5.384970	-42.43%	16	2008
	8.930807	9.354540	4.74%	30	2007
	7.994275	8.930807	11.72%	30	2006
	6.748992	7.994275	18.45%	30	2005
	6.789155	6.748992	-0.59%	30	2004
	5.537548	6.789155	22.60%	30	2003
	6.102986	5.537548	-9.26%	193	2002
	8.710696	6.102986	-29.94%	179	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.766716	7.179087	-43.77%	0	2008
	12.826841	12.766716	-0.47%	0	2007
	10.882666	12.826841	17.86%	0	2006
	10.483561	10.882666	3.81%	0	2005
	9.589583	10.483561	9.32%	0	2004
	7.502801	9.589583	27.81%	0	2003
	9.209865	7.502801	-18.54%	0	2002
	9.887701	9.209865	-6.86%	0	2001
	9.300541	9.887701	6.31%	0	2000
	10.000000	9.300541	-6.99%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.809540	7.750903	-43.87%	5,686	2008
	13.894472	13.809540	-0.61%	5,704	2007
	11.803303	13.894472	17.72%	5,789	2006
	11.390621	11.803303	3.62%	5,972	2005
	10.433268	11.390621	9.18%	6,291	2004
	8.174911	10.433268	27.63%	5,869	2003
	10.053575	8.174911	-18.69%	854	2002
	10.809109	10.053575	-6.99%	564	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.216071	6.409482	-42.85%	0	2008
	10.204038	11.216071	9.92%	0	2007
	9.198965	10.204038	10.93%	0	2006
	8.715733	9.198965	5.54%	0	2005
	8.396879	8.715733	3.80%	0	2004
	6.921584	8.396879	21.31%	0	2003
	8.465285	6.921584	-18.24%	0	2002
	9.463349	8.465285	-10.55%	0	2001
	10.010436	9.463349	-5.47%	0	2000
	10.000000	10.010436	0.10%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.452389	6.530683	-42.98%	71	2008
	10.432351	11.452389	9.78%	100	2007
	9.417702	10.432351	10.77%	100	2006
	8.933584	9.417702	5.42%	100	2005
	8.625527	8.933584	3.57%	100	2004
	7.118972	8.625527	21.16%	129	2003
	8.722653	7.118972	-18.39%	0	2002
	9.767914	8.722653	-10.70%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.199471	4.057481	-55.89%	0	2008
	7.618322	9.199471	20.75%	0	2007
	7.370812	7.618322	3.36%	0	2006
	6.898042	7.370812	6.85%	0	2005
	6.564618	6.898042	5.08%	0	2004
	5.158219	6.564618	27.27%	0	2003
	6.730718	5.158219	-23.36%	0	2002
	8.015802	6.730718	-16.03%	0	2001
	9.859832	8.015802	-18.70%	0	2000
	10.000000	9.859832	-1.40%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.593104	4.223900	-55.97%	0	2008
	7.953142	9.593104	20.62%	0	2007
	7.708121	7.953142	3.18%	0	2006
	7.225983	7.708121	6.67%	0	2005
	6.887578	7.225983	4.91%	0	2004
	5.422738	6.887578	27.01%	0	2003
	7.084131	5.422738	-23.45%	0	2002
	8.456667	7.084131	-16.23%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.622879	5.501308	-48.21%	0	2008
	8.531643	10.622879	24.51%	0	2007
	8.143786	8.531643	4.76%	0	2006
	7.851401	8.143786	3.72%	0	2005
	7.746584	7.851401	1.35%	0	2004
	5.943919	7.746584	30.33%	0	2003
	8.676331	5.943919	-31.49%	0	2002
	10.745932	8.676331	-19.26%	0	2001
	12.309803	10.745932	-12.70%	0	2000
	10.000000	12.309803	23.10%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.239585	4.261060	-48.29%	8,512	2008
	6.628544	8.239585	24.30%	8,518	2007
	6.336678	6.628544	4.61%	8,623	2006
	6.119069	6.336678	3.56%	8,590	2005
	6.045641	6.119069	1.21%	8,554	2004
	4.647220	6.045641	30.09%	8,881	2003
	6.792973	4.647220	-31.59%	842	2002
	8.427664	6.792973	-19.40%	322	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.561872	7.032682	-26.45%	0	2008
	9.490940	9.561872	0.75%	0	2007
	8.697158	9.490940	9.13%	0	2006
	8.642570	8.697158	0.63%	0	2005
	8.043859	8.642570	7.44%	0	2004
	6.454537	8.043859	24.62%	0	2003
	6.346563	6.454537	1.70%	0	2002
	7.340109	6.346563	-13.54%	0	2001
	9.662795	7.340109	-24.04%	0	2000
	10.000000	9.662795	-3.37%	0	1999*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.310105	7.575159	-26.53%	209	2008
	10.245047	10.310105	0.64%	209	2007
	9.401143	10.245047	8.98%	353	2006
	9.361387	9.401143	0.42%	336	2005
	8.719597	9.361387	7.36%	609	2004
	7.008707	8.719597	24.41%	554	2003
	6.912752	7.008707	1.39%	602	2002
	7.998127	6.912752	-13.57%	516	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.772189	7.175914	-26.57%	115	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.772189	7.175914	-26.57%	115	2008
	10.000000	9.772189	-2.28%	115	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.458899	6.467152	-38.17%	0	2008
	10.107339	10.458899	3.48%	0	2007
	8.897759	10.107339	13.59%	0	2006
	8.647811	8.897759	2.89%	0	2005
	7.965268	8.647811	8.57%	0	2004
	6.319850	7.965268	26.04%	0	2003
	8.281718	6.319850	-23.69%	253	2002
	9.600631	8.281718	-13.74%	253	2001
	10.783929	9.600631	-10.97%	253	2000
	10.000000	10.783929	7.84%	253	1999*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.687998	12.998203	-5.04%	0	2008
	13.366328	13.687998	2.41%	0	2007
	13.050019	13.366328	2.42%	0	2006
	13.010162	13.050019	0.31%	0	2005
	12.689987	13.010162	2.52%	119	2004
	12.289609	12.689987	3.26%	119	2003
	11.347517	12.289609	8.30%	221	2002
	10.660253	11.347517	6.45%	221	2001
	9.764515	10.660253	9.17%	0	2000
	10.000000	9.764515	-2.35%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	35.739414	21.218595	-40.63%	52	2008
	31.533180	35.739414	13.34%	52	2007
	28.533447	31.533180	10.51%	52	2006
	24.592617	28.533447	16.02%	52	2005
	20.081308	24.592617	22.47%	52	2004
	14.769497	20.081308	35.96%	52	2003
	16.700753	14.769497	-11.56%	0	2002
	17.609700	16.700753	-5.16%	0	2001
	13.434341	17.609700	31.08%	0	2000
	10.000000	13.434341	34.34%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.316452	13.227852	-40.73%	2,141	2008
	19.715361	22.316452	13.19%	6,753	2007
	17.869580	19.715361	10.33%	6,762	2006
	15.426119	17.869580	15.84%	6,489	2005
	12.608040	15.426119	22.35%	6,466	2004
	9.291367	12.608040	35.70%	6,116	2003
	10.521373	9.291367	-11.69%	239	2002
	11.111453	10.521373	-5.31%	166	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.519883	11.649180	1.12%	0	2008
	11.160093	11.519883	3.22%	0	2007
	10.839718	11.160093	2.96%	0	2006
	10.717294	10.839718	1.14%	0	2005
	10.789117	10.717294	-0.67%	0	2004
	10.883777	10.789117	-0.87%	0	2003
	10.904248	10.883777	-0.19%	0	2002
	10.668284	10.904248	2.21%	0	2001
	10.220920	10.668284	4.38%	0	2000
	10.000000	10.220920	2.21%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.226259	8.388788	-44.91%	0	2008
	13.237106	15.226259	15.03%	0	2007
	11.433861	13.237106	15.77%	0	2006
	9.791143	11.433861	16.78%	0	2005
	8.790049	9.791143	11.39%	0	2004
	6.253645	8.790049	40.56%	0	2003
	7.998921	6.253645	-21.82%	0	2002
	10.353122	7.998921	-22.74%	0	2001
	13.045702	10.353122	-20.64%	0	2000
	10.000000	13.045702	30.46%	0	1999*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.193119	6.706357	-45.00%	0	2008
	10.614142	12.193119	14.88%	0	2007
	9.181791	10.614142	15.60%	0	2006
	7.875151	9.181791	16.59%	0	2005
	7.080823	7.875151	11.22%	0	2004
	5.043543	7.080823	40.39%	0	2003
	6.460260	5.043543	-21.93%	163	2002
	8.349928	6.460260	-22.63%	163	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.125508	9.432979	-44.92%	0	2008
	14.885896	17.125508	15.05%	0	2007
	12.857728	14.885896	15.77%	0	2006
	11.014788	12.857728	16.73%	0	2005
	10.000000	11.014788	10.15%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.026073	9.366945	-44.98%	16	2008
	14.820340	17.026073	14.88%	0	2007
	12.815973	14.820340	15.64%	0	2006
	10.995945	12.815973	16.55%	0	2005
	10.000000	10.995945	9.96%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.994721	6.819359	-47.52%	0	2008
	12.982246	12.994721	0.10%	0	2007
	11.545620	12.982246	12.44%	0	2006
	11.088140	11.545620	4.13%	0	2005
	10.170949	11.088140	9.02%	0	2004
	7.728826	10.170949	31.60%	0	2003
	9.348779	7.728826	-17.33%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.866783	6.743156	-47.59%	0	2008
	12.871168	12.866783	-0.03%	0	2007
	11.461651	12.871168	12.30%	0	2006
	11.033056	11.461651	3.88%	0	2005
	10.133566	11.033056	8.88%	0	2004
	7.719319	10.133566	31.28%	0	2003
	9.348792	7.719319	-17.43%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.274758	7.798606	-52.08%	0	2008
	15.703833	16.274758	3.64%	0	2007
	13.768805	15.703833	14.05%	0	2006
	13.678145	13.768805	0.66%	0	2005
	12.225825	13.678145	11.88%	0	2004
	7.893955	12.225825	`54.88%	0	2003
	10.000000	7.893955	-21.06%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.257827	7.294820	-52.19%	1,816	2008
	14.744700	15.257827	3.48%	1,766	2007
	12.948932	14.744700	13.87%	1,787	2006
	12.879736	12.948932	0.54%	1,775	2005
	11.527181	12.879736	11.73%	1,756	2004
	7.463060	11.527181	54.46%	1,762	2003
	10.000000	7.463060	-25.37%	81	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.368270	9.585508	-28.30%	0	2008
	13.958629	13.368270	-4.23%	0	2007
	12.110333	13.958629	15.26%	0	2006
	11.899730	12.110333	1.77%	0	2005
	10.897961	11.899730	9.19%	0	2004
	8.891102	10.897961	22.57%	0	2003
	10.000000	8.891102	-11.09%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.573599	-34.26%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.276909	10.134211	-41.34%	0	2008
	15.203815	17.276909	13.64%	0	2007
	12.727892	15.203815	19.45%	0	2006
	11.737447	12.727892	8.44%	0	2005
	10.059988	11.737447	16.67%	0	2004
	7.732372	10.059988	30.10%	0	2003
	10.000000	7.732372	-22.68%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.270054	10.807034	-37.42%	76	2008
	16.580553	17.270054	4.16%	76	2007
	15.249917	16.580553	8.73%	76	2006
	14.007907	15.249917	8.87%	76	2005
	12.149928	14.007907	15.29%	76	2004
	10.000000	12.149928	21.50%	76	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.259021	6.963929	-38.15%	0	2008
	10.333176	11.259021	8.96%	1,437	2007
	9.810788	10.333176	5.32%	1,830	2006
	9.589837	9.810788	2.30%	1,904	2005
	8.965061	9.589837	6.97%	1,904	2004
	7.449891	8.965061	20.34%	2,193	2003
	10.000000	7.449891	-25.50%	0	2002**

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.354430	4.919200	-52.49%	869	2008
	9.634475	10.354430	7.47%	2,611	2007
	9.595207	9.634475	0.41%	3,034	2006
	9.503980	9.595207	0.96%	3,039	2005
	8.465824	9.503980	12.26%	3,018	2004
	6.313833	8.465824	34.08%	2,928	2003
	10.000000	6.313833	-36.86%	203	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.242059	6.673177	-40.64%	12	2008
	11.202997	11.242059	0.35%	22	2007
	10.106782	11.202997	10.85%	22	2006
	9.803475	10.106782	3.09%	43	2005
	9.404330	9.803475	4.24%	43	2004
	7.180791	9.404330	30.97%	188	2003
	10.000000	7.180791	-28.19%	175	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.329495	10.119170	-33.99%	1,368	2008
	14.517581	15.329495	5.59%	6,434	2007
	12.273605	14.517581	18.28%	14,729	2006
	11.744736	12.273605	4.50%	6,427	2005
	10.421083	11.744736	12.70%	6,423	2004
	8.513884	10.421083	22.40%	6,413	2003
	10.000000	8.513884	-14.86%	80	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.809404	8.754356	-31.66%	0	2008
	12.210777	12.809404	4.90%	0	2007
	11.266346	12.210777	8.38%	0	2006
	11.037049	11.266346	2.08%	0	2005
	10.614743	11.037049	3.98%	0	2004
	9.220648	10.614743	15.12%	0	2003
	10.000000	9.220648	-7.79%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.257614	5.441668	-46.95%	0	2008
	10.142365	10.257614	1.14%	0	2007
	10.000000	10.142365	1.42%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.900153	8.261487	-40.57%	0	2008
	13.161539	13.900153	5.61%	0	2007
	11.792951	13.161539	11.61%	0	2006
	11.243582	11.792951	4.89%	0	2005
	10.000000	11.243582	12.44%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.861614	7.486222	-31.08%	0	2008
	10.427094	10.861614	4.17%	0	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.520262	9.306266	-11.54%	0	2008
	10.409221	10.520262	1.07%	0	2007
	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.019214	7.238672	-39.77%	0	2008
	10.708700	12.019214	12.24%	0	2007
	10.000000	10.708700	7.09%	5,579	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.241811	6.155155	-45.25%	0	2008
	10.236847	11.241811	9.82%	0	2007
	10.000000	10.236847	2.37%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.769577	5.938710	-39.21%	0	2008
	10.000000	9.769577	-2.30%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.443376	8.075684	-29.43%	0	2008
	11.302178	11.443376	1.25%	0	2007
	10.411135	11.302178	8.56%	0	2006
	10.000000	10.411135	4.11%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	37.919704	15.656969	-58.71%	168	2008
	26.611662	37.919704	42.49%	168	2007
	19.889020	26.611662	33.80%	168	2006
	15.312114	19.889020	29.89%	168	2005
	12.953381	15.312114	18.21%	216	2004
	8.014539	12.953381	61.62%	82	2003
	10.000000	8.014539	-19.85%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.141566	12.051474	-58.65%	118	2008
	20.414905	29.141566	42.75%	122	2007
	15.230741	20.414905	34.04%	121	2006
	11.711869	15.230741	30.05%	111	2005
	10.000000	11.711869	17.12%	28	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.439586	-45.60%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.090232	-49.10%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.101676	-38.98%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.099785	-39.00%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.889996	-21.10%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.170498	-28.30%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.036060	-9.64%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.526994	-24.73%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.808767	-31.91%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.268590	-17.31%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.822155	-1.78%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.800405	-2.00%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.806200	-1.94%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.836154	12.514022	5.73%	149	2008
	11.254768	11.836154	5.17%	161	2007
	11.095580	11.254768	1.43%	148	2006
	10.946880	11.095580	1.36%	526	2005
	10.800866	10.946880	1.35%	516	2004
	10.788663	10.800866	0.11%	670	2003
	10.000000	10.788663	7.89%	580	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.742474	10.831067	-7.76%	6,935	2008
	11.354025	11.742474	3.42%	28,687	2007
	10.895823	11.354025	4.21%	29,740	2006
	10.745299	10.895823	1.40%	33,830	2005
	10.461131	10.745299	2.72%	35,036	2004
	9.877327	10.461131	5.91%	35,051	2003
	10.000000	9.877327	-1.23%	7	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.637415	10.537516	-16.62%	3,020	2008
	12.164163	12.637415	3.89%	3,745	2007
	11.430069	12.164163	6.42%	3,879	2006
	11.144942	11.430069	2.56%	4,015	2005
	10.596394	11.144942	5.18%	4,156	2004
	9.495299	10.596394	11.60%	12,501	2003
	10.000000	9.495299	-5.05%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.389338	10.093157	-24.62%	3,947	2008
	12.912322	13.389338	3.69%	4,572	2007
	11.813791	12.912322	9.30%	42,665	2006
	11.425240	11.813791	3.40%	75,652	2005
	10.627147	11.425240	7.51%	47,926	2004
	9.018901	10.627147	17.83%	57,276	2003
	10.000000	9.018901	-9.81%	11,959	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.459775	9.736902	-32.66%	8,972	2008
	13.880141	14.459775	4.18%	8,671	2007
	12.345850	13.880141	12.43%	10,706	2006
	11.747107	12.345850	5.10%	11,151	2005
	10.677275	11.747107	10.02%	11,232	2004
	8.589729	10.677275	24.30%	4,050	2003
	10.000000	8.589729	-14.10%	1,673	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.110749	9.366568	-38.01%	1,969	2008
	14.531306	15.110749	3.99%	2,357	2007
	12.667598	14.531306	14.71%	2,959	2006
	11.957267	12.667598	5.94%	3,021	2005
	10.684013	11.957267	11.92%	3,571	2004
	8.254633	10.684013	29.43%	1,350	2003
	10.000000	8.254633	-17.45%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.545851	9.694229	-37.64%	0	2008
	14.727155	15.545851	5.56%	0	2007
	13.653719	14.727155	7.86%	0	2006
	12.408932	13.653719	10.03%	0	2005
	10.924188	12.408932	13.59%	0	2004
	8.265677	10.924188	32.16%	0	2003
	10.000000	8.265677	-17.34%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.652309	9.115285	-37.79%	196	2008
	13.904956	14.652309	5.37%	294	2007
	12.908704	13.904956	7.72%	286	2006
	11.752914	12.908704	9.83%	285	2005
	10.367048	11.752914	13.37%	278	2004
	7.864778	10.367048	31.82%	201	2003
	10.000000	7.864778	-21.35%	77	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.327695	10.344807	0.17%	538	2008
	10.042144	10.327695	2.84%	574	2007
	9.787501	10.042144	2.60%	1,383	2006
	9.712341	9.787501	0.77%	567	2005
	9.815763	9.712341	-1.05%	411	2004
	9.938597	9.815763	-1.24%	327	2003
	10.000000	9.938597	-0.61%	121	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.048367	-39.52%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.361823	8.091321	-47.33%	0	2008
	15.207216	15.361823	1.02%	0	2007
	12.621950	15.207216	20.48%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.209482	7.993388	-47.44%	0	2008
	15.090586	15.209482	0.79%	0	2007
	12.559962	15.090586	20.15%	0	2006
	11.445372	12.559962	9.74%	0	2005
	10.000000	11.445372	14.45%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.281640	-37.18%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.192315	-38.08%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.673995	-33.26%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.949852	6.270366	-47.53%	415	2008
	11.119895	11.949852	7.46%	370	2007
	11.000556	11.119895	1.08%	370	2006
	10.402570	11.000556	5.75%	360	2005
	9.365343	10.402570	11.08%	341	2004
	7.117400	9.365343	31.58%	300	2003
	10.000000	7.117400	-28.83%	95	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.413631	9.598063	-33.41%	0	2008
	15.774436	14.413631	-8.63%	0	2007
	13.701447	15.774436	15.13%	0	2006
	13.542771	13.701447	1.17%	0	2005
	11.763110	13.542771	15.13%	0	2004
	7.640492	11.763110	53.96%	0	2003
	10.000000	7.640492	-23.60%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.197787	8.769267	-33.56%	450	2008
	14.495916	13.197787	-8.96%	431	2007
	12.612114	14.495916	14.94%	415	2006
	12.501429	12.612114	0.89%	385	2005
	10.886662	12.501429	14.83%	353	2004
	7.089658	10.886662	53.56%	163	2003
	10.000000	7.089658	-29.10%	85	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.095021	9.764076	-39.33%	0	2008
	16.057728	16.095021	0.23%	0	2007
	14.601749	16.057728	9.97%	0	2006
	13.244715	14.601749	10.25%	0	2005
	11.337586	13.244715	16.82%	0	2004
	8.191417	11.337586	38.41%	0	2003
	10.000000	8.191417	-18.09%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.266565	9.841713	-39.50%	10	2008
	16.266705	16.266565	0.00%	19	2007
	14.829689	16.266705	9.69%	19	2006
	13.488832	14.829689	9.94%	19	2005
	11.569732	13.488832	16.59%	19	2004
	8.383023	11.569732	38.01%	19	2003
	10.000000	8.383023	-16.17%	9	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.255804	6.450278	-42.69%	0	2008
	10.630055	11.255804	5.89%	0	2007
	10.000000	10.630055	6.30%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.820295	-1.80%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.563279	-44.37%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.525993	6.680201	-46.67%	2,866	2008
	11.209790	12.525993	11.74%	2,988	2007
	10.605811	11.209790	5.69%	2,930	2006
	10.304105	10.605811	2.93%	2,757	2005
	9.846855	10.304105	4.64%	2,660	2004
	7.676505	9.846855	28.27%	1,328	2003
	10.000000	7.676505	-23.23%	79	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.581291	9.145791	-41.30%	0	2008
	14.930364	15.581291	4.36%	0	2007
	12.924763	14.930364	15.52%	0	2006
	11.516436	12.924763	12.23%	0	2005
	10.000000	11.516436	15.16%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.439925	9.039684	-41.45%	273	2008
	14.833818	15.439925	4.09%	244	2007
	12.872847	14.833818	15.23%	255	2006
	11.499389	12.872847	11.94%	240	2005
	10.000000	11.499389	14.99%	218	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.497527	10.271557	-41.30%	0	2008
	16.769458	17.497527	4.34%	0	2007
	14.516383	16.769458	15.52%	0	2006
	12.937979	14.516383	12.20%	0	2005
	11.061916	12.937979	16.96%	0	2004
	7.880075	11.061916	40.38%	0	2003
	10.000000	7.880075	-21.20%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.231502	10.091307	-41.44%	226	2008
	16.551552	17.231502	4.11%	226	2007
	14.367846	16.551552	15.20%	296	2006
	12.833432	14.367846	11.96%	296	2005
	10.998836	12.833432	16.68%	296	2004
	7.843936	10.998836	40.22%	425	2003
	10.000000	7.843936	-21.56%	77	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.541140	1.976624	-79.28%	0	2008
	10.000000	9.541140	-4.59%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.190968	2.761127	-79.07%	0	2008
	13.454649	13.190968	-1.96%	0	2007
	12.527075	13.454649	7.40%	0	2006
	12.473945	12.527075	0.43%	0	2005
	11.663235	12.473945	6.95%	0	2004
	9.586258	11.663235	21.67%	0	2003
	10.000000	9.586258	-4.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.892134	7.765784	-39.76%	2,002	2008
	12.612841	12.892134	2.21%	2,080	2007
	11.197345	12.612841	12.64%	2,133	2006
	10.788437	11.197345	3.79%	2,323	2005
	10.070740	10.788437	7.13%	2,380	2004
	8.114997	10.070740	24.10%	2,105	2003
	10.000000	8.114997	-18.85%	2,099	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.315091	9.955141	-38.98%	0	2008
	16.827928	16.315091	-3.05%	0	2007
	14.908315	16.827928	12.88%	0	2006
	13.817604	14.908315	7.89%	0	2005
	11.788581	13.817604	17.21%	0	2004
	8.319659	11.788581	41.70%	0	2003
	10.000000	8.319659	-16.80%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.629261	5.859106	-39.15%	0	2008
	9.950300	9.629261	-3.23%	0	2007
	10.000000	9.950300	-0.50%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.544741	12.207756	-16.07%	1,537	2008
	13.528129	14.544741	7.51%	1,747	2007
	12.852696	13.528129	5.26%	10,233	2006
	12.777525	12.852696	0.59%	3,755	2005
	12.005775	12.777525	6.43%	3,801	2004
	10.440499	12.005775	14.99%	3,224	2003
	10.000000	10.440499	4.40%	1,496	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.501740	8.725219	-39.83%	0	2008
	15.726340	14.501740	-7.79%	0	2007
	13.822597	15.726340	13.77%	0	2006
	13.382696	13.822597	3.29%	0	2005
	12.271349	13.382696	9.06%	0	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.089976	9.401141	-44.99%	0	2008
	16.069355	17.089976	6.35%	0	2007
	12.818193	16.069355	25.36%	0	2006
	11.639363	12.818193	10.13%	0	2005
	10.205812	11.639363	14.05%	0	2004
	8.090108	10.205812	26.15%	0	2003
	10.000000	8.090108	-19.10%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.555203	8.662431	-40.49%	0	2008
	16.992541	14.555203	-14.34%	0	2007
	14.759327	16.992541	15.13%	0	2006
	14.048775	14.759327	5.06%	0	2005
	11.340566	14.048775	23.88%	0	2004
	7.720875	11.340566	46.88%	0	2003
	10.000000	7.720875	-22.79%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.494350	7.103624	-38.20%	0	2008
	11.099457	11.494350	3.56%	78	2007
	10.725134	11.099457	3.49%	78	2006
	10.338164	10.725134	3.74%	78	2005
	10.028314	10.338164	3.09%	78	2004
	8.179678	10.028314	22.60%	0	2003
	10.000000	8.179678	-18.20%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.035849	9.699151	-12.11%	0	2008
	10.687295	11.035849	3.26%	0	2007
	10.513789	10.687295	1.65%	0	2006
	10.305973	10.513789	2.02%	0	2005
	10.089289	10.305973	2.15%	0	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.386227	13.001752	-39.21%	0	2008
	26.341689	21.386227	-18.81%	0	2007
	19.493561	26.341689	35.13%	0	2006
	17.010414	19.493561	14.60%	0	2005
	12.736568	17.010414	33.56%	0	2004
	10.000000	12.736568	27.37%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.063014	5.525061	-50.06%	281	2008
	9.664176	11.063014	14.47%	481	2007
	9.594031	9.664176	0.73%	463	2006
	9.080734	9.594031	5.65%	454	2005
	8.664670	9.080734	4.80%	438	2004
	6.949106	8.664670	24.69%	312	2003
	10.000000	6.949106	-30.51%	87	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.208818	8.322687	-36.99%	975	2008
	13.780004	13.208818	-4.15%	992	2007
	12.097905	13.780004	13.90%	1,000	2006
	11.838721	12.097905	2.19%	931	2005
	10.271687	11.838721	15.26%	865	2004
	8.002755	10.271687	28.35%	473	2003
	10.000000	8.002755	-19.97%	390	2002*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.680781	5.982782	-52.82%	3,691	2008
	12.753810	12.680781	-0.57%	4,323	2007
	11.510529	12.753810	10.80%	4,561	2006
	11.128749	11.510529	3.43%	5,206	2005
	10.234922	11.128749	8.73%	5,206	2004
	7.827141	10.234922	30.76%	1,310	2003
	10.000000	7.827141	-21.73%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.217121	6.875989	-43.72%	0	2008
	11.147155	12.217121	9.60%	0	2007
	10.713452	11.147155	4.05%	0	2006
	10.057559	10.713452	6.52%	666	2005
	9.641752	10.057559	4.31%	666	2004
	7.608061	9.641752	26.73%	1,351	2003
	10.000000	7.608061	-23.92%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.573545	8.092748	-48.04%	0	2008
	14.323509	15.573545	8.73%	0	2007
	12.530169	14.323509	14.31%	0	2006
	11.652820	12.530169	7.53%	0	2005
	10.284417	11.652820	13.31%	0	2004
	7.744960	10.284417	32.79%	0	2003
	10.000000	7.744960	-22.55%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006
	11.007157	11.799248	7.20%	0	2005
	10.000000	11.007157	10.07%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.428584	7.831863	-31.47%	0	2008
	10.776447	11.428584	6.05%	0	2007
	10.000000	10.776447	7.76%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.385420	7.782231	-31.65%	0	2008
	10.759431	11.385420	5.82%	0	2007
	10.000000	10.759431	7.59%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.074580	12.291119	-41.68%	0	2008
	18.772783	21.074580	12.26%	0	2007
	14.963340	18.772783	25.46%	0	2006
	12.958290	14.963340	15.47%	0	2005
	10.677988	12.958290	21.36%	0	2004
	8.464079	10.677988	26.16%	0	2003
	10.000000	8.464079	-15.36%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.766875	10.354590	-29.88%	0	2008
	13.742166	14.766875	7.46%	0	2007
	12.591957	13.742166	9.13%	0	2006
	11.926749	12.591957	5.58%	0	2005
	10.681709	11.926749	11.66%	0	2004
	8.552404	10.681709	24.90%	0	2003
	10.000000	8.552404	-14.48%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.703689	7.972330	-41.82%	8,184	2008
	13.323011	13.703689	2.86%	8,807	2007
	11.608679	13.323011	14.77%	9,042	2006
	11.312916	11.608679	2.61%	10,418	2005
	10.368451	11.312916	9.11%	11,066	2004
	7.995707	10.368451	29.68%	2,026	2003
	10.000000	7.995707	-20.04%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.397219	11.638845	-54.17%	0	2008
	24.522903	25.397219	3.57%	0	2007
	18.499525	24.522903	32.56%	0	2006
	16.183187	18.499525	14.31%	0	2005
	13.208763	16.183187	22.52%	0	2004
	9.353483	13.208763	41.22%	0	2003
	10.000000	9.353483	-6.47%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.617104	6.857972	-40.97%	5,379	2008
	10.424153	11.617104	11.44%	5,379	2007
	10.694092	10.424153	-2.52%	5,379	2006
	9.491715	10.694092	12.67%	6,079	2005
	8.930299	9.491715	6.29%	6,846	2004
	7.378904	8.930299	21.02%	1,420	2003
	10.000000	7.378904	-26.21%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.956348	10.687472	-36.97%	0	2008
	17.026501	16.956348	-0.41%	0	2007
	15.197083	17.026501	12.04%	0	2006
	14.527186	15.197083	4.61%	0	2005
	12.436322	14.527186	16.81%	0	2004
	8.997602	12.436322	38.22%	0	2003
	10.000000	8.997602	-10.02%	0	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.184884	10.290966	-32.23%	0	2008
	15.582717	15.184884	-2.55%	0	2007
	13.883000	15.582717	12.24%	0	2006
	13.196515	13.883000	5.20%	0	2005
	11.036648	13.196515	19.57%	0	2004
	8.165276	11.036648	35.17%	0	2003
	10.000000	8.165276	-18.35%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.745362	7.555447	-35.67%	0	2008
	11.109179	11.745362	5.73%	0	2007
	10.369664	11.109179	7.13%	0	2006
	10.201088	10.369664	1.65%	0	2005
	9.790586	10.201088	4.19%	0	2004
	7.920437	9.790586	23.61%	0	2003
	10.000000	7.920437	-20.80%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.847781	8.538770	-38.34%	0	2008
	13.412582	13.847781	3.24%	0	2007
	11.837085	13.412582	13.31%	0	2006
	11.524974	11.837085	2.71%	0	2005
	10.618289	11.524974	8.54%	0	2004
	8.432076	10.618289	25.93%	0	2003
	10.000000	8.432076	-15.68%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.598673	9.591063	-38.51%	47	2008
	15.146421	15.598673	2.99%	160	2007
	13.401142	15.146421	13.02%	328	2006
	13.080012	13.401142	2.46%	866	2005
	12.082473	13.080012	8.26%	866	2004
	10.000000	12.082473	20.82%	1,382	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.201468	7.256547	-35.22%	0	2008
	12.669162	11.201468	-11.58%	0	2007
	11.086300	12.669162	14.28%	0	2006
	10.785276	11.086300	2.79%	0	2005
	10.040204	10.785276	7.42%	0	2004
	8.038467	10.040204	24.90%	0	2003
	10.000000	8.038467	-19.62%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.627823	8.712504	-31.01%	0	2008
	11.741658	12.627823	7.55%	0	2007
	10.337029	11.741658	13.59%	0	2006
	10.361019	10.337029	-0.23%	0	2005
	9.860592	10.361019	5.08%	0	2004
	8.114008	9.860592	21.53%	0	2003
	10.000000	8.114008	-18.86%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.049298	10.185683	-27.50%	0	2008
	13.880725	14.049298	1.21%	0	2007
	12.796526	13.880725	8.47%	0	2006
	12.753995	12.796526	0.33%	0	2005
	11.801867	12.753995	8.07%	0	2004
	9.877677	11.801867	19.48%	0	2003
	10.000000	9.877677	-1.22%	0	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	14.973326	7.972446	-46.76%	0	2008
	13.934723	14.973326	7.45%	0	2007
	11.947025	13.934723	16.64%	0	2006
	11.164318	11.947025	7.01%	0	2005
	9.977235	11.164318	11.90%	0	2004
	7.713221	9.977235	29.35%	0	2003
	10.000000	7.713221	-22.87%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.122216	9.490542	-44.57%	0	2008
	14.790499	17.122216	15.76%	0	2007
	13.929639	14.790499	6.18%	0	2006
	12.598256	13.929639	10.57%	0	2005
	11.125412	12.598256	13.24%	0	2004
	8.095927	11.125412	37.42%	0	2003
	10.000000	8.095927	-19.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.553140	10.507645	-9.05%	0	2008
	11.176409	11.553140	3.37%	0	2007
	10.937885	11.176409	2.18%	0	2006
	11.006351	10.937885	-0.62%	0	2005
	10.827560	11.006351	1.65%	0	2004
	10.547273	10.827560	2.66%	0	2003
	10.000000	10.547273	5.47%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.515596	10.443560	-9.31%	0	2008
	11.165898	11.515596	3.13%	0	2007
	10.952255	11.165898	1.95%	0	2006
	11.054682	10.952255	-0.93%	0	2005
	10.906708	11.054682	1.36%	0	2004
	10.645349	10.906708	2.46%	0	2003
	10.000000	10.645349	6.45%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.824296	5.930069	-49.85%	0	2008
	10.258098	11.824296	15.27%	0	2007
	9.643958	10.258098	6.37%	0	2006
	9.103809	9.643958	5.93%	0	2005
	8.419084	9.103809	8.13%	0	2004
	6.577325	8.419084	28.00%	0	2003
	9.102001	6.577325	-27.74%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.602753	5.815677	-49.88%	0	2008
	10.082569	11.602753	15.08%	0	2007
	9.490468	10.082569	6.24%	0	2006
	8.978699	9.490468	5.70%	0	2005
	8.323429	8.978699	7.87%	0	2004
	6.512314	8.323429	27.81%	0	2003
	9.046766	6.512314	-28.02%	0	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.093321	8.444238	-30.17%	0	2008
	10.687395	12.093321	13.15%	0	2007
	10.158803	10.687395	5.20%	0	2006
	9.963622	10.158803	1.96%	0	2005
	9.639967	9.963622	3.36%	0	2004
	8.334209	9.639967	15.67%	0	2003
	9.320842	8.334209	-10.59%	0	2002
	9.923659	9.320842	-6.07%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.356587	7.920217	-30.26%	0	2008
	10.052321	11.356587	12.97%	0	2007
	9.564004	10.052321	5.11%	0	2006
	9.393572	9.564004	1.81%	0	2005
	9.104115	9.393572	3.18%	0	2004
	7.887210	9.104115	15.43%	0	2003
	8.838019	7.887210	-10.76%	0	2002
	9.423288	8.838019	-6.21%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	10.857200	6.829378	-37.10%	0	2008
	9.311155	10.857200	16.60%	0	2007
	8.882636	9.311155	4.82%	0	2006
	8.723453	8.882636	1.82%	0	2005
	8.400681	8.723453	3.84%	0	2004
	6.953635	8.400681	20.81%	0	2003
	8.392668	6.953635	-17.15%	0	2002
	9.250809	8.392668	-9.28%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.033222	6.304770	-37.16%	0	2008
	8.624275	10.033222	16.34%	0	2007
	8.236980	8.624275	4.70%	0	2006
	8.107029	8.236980	1.60%	0	2005
	7.823516	8.107029	3.62%	0	2004
	6.482276	7.823516	20.69%	0	2003
	7.850349	6.482276	-17.43%	0	2002
	8.661671	7.850349	-9.37%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.372889	7.360748	-35.28%	0	2008
	10.646915	11.372889	6.82%	0	2007
	9.721063	10.646915	9.52%	0	2006
	9.382472	9.721063	3.61%	0	2005
	9.072260	9.382472	3.42%	0	2004
	7.868699	9.072260	15.30%	0	2003
	8.790740	7.868699	-10.49%	0	2002
	9.119229	8.790740	-3.60%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.780680	7.610166	-35.40%	0	2008
	11.046844	11.780680	6.64%	0	2007
	10.098937	11.046844	9.39%	0	2006
	9.754867	10.098937	3.53%	0	2005
	9.457072	9.754867	3.15%	0	2004
	8.210566	9.457072	15.18%	0	2003
	9.190692	8.210566	-10.66%	0	2002
	9.548410	9.190692	-3.75%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.226503	9.134438	-43.71%	0	2008
	14.077687	16.226503	15.26%	0	2007
	12.859240	14.077687	9.48%	0	2006
	11.217583	12.859240	14.63%	0	2005
	9.914027	11.217583	13.15%	0	2004
	7.873493	9.914027	25.92%	0	2003
	8.861264	7.873493	-11.15%	0	2002
	10.308233	8.861264	-14.04%	0	2001

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.315013	8.047587	-43.78%	0	2008
	12.441060	14.315013	15.06%	0	2007
	11.380351	12.441060	9.32%	0	2006
	9.944591	11.380351	14.44%	728	2005
	8.802721	9.944591	12.97%	728	2004
	6.999481	8.802721	25.76%	1,477	2003
	7.893245	6.999481	-11.32%	0	2002
	9.193416	7.893245	-14.14%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.428058	5.439288	-42.31%	0	2008
	8.989119	9.428058	4.88%	0	2007
	8.037918	8.989119	11.83%	0	2006
	6.772234	8.037918	18.69%	0	2005
	6.816491	6.772234	-0.65%	0	2004
	5.550839	6.816491	22.80%	0	2003
	6.099094	5.550839	-8.99%	0	2002
	8.709628	6.099094	-29.97%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.320048	5.362363	-42.46%	29	2008
	8.902440	9.320048	4.69%	97	2007
	7.972937	8.902440	11.66%	200	2006
	6.734404	7.972937	18.39%	200	2005
	6.777920	6.734404	-0.64%	200	2004
	5.531194	6.777920	22.54%	175	2003
	6.099105	5.531194	-9.31%	0	2002
	8.709626	6.099105	-29.97%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.710451	7.143796	-43.80%	0	2008
	12.776871	12.710451	-0.52%	0	2007
	10.845777	12.776871	17.81%	0	2006
	10.453334	10.845777	3.75%	0	2005
	9.566810	10.453334	9.27%	0	2004
	7.488805	9.566810	27.75%	0	2003
	9.197371	7.488805	-18.58%	0	2002
	9.879350	9.197371	-6.90%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.755702	7.716745	-43.90%	0	2008
	13.847386	13.755702	-0.66%	0	2007
	11.769291	13.847386	17.66%	0	2006
	11.363557	11.769291	3.57%	639	2005
	10.413782	11.363557	9.12%	639	2004
	8.163806	10.413782	27.56%	1,297	2003
	10.045050	8.163806	-18.73%	0	2002
	10.805478	10.045050	-7.04%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.166626	6.377958	-42.88%	0	2008
	10.164271	11.166626	9.86%	0	2007
	9.167772	10.164271	10.87%	0	2006
	8.690594	9.167772	5.49%	0	2005
	8.376934	8.690594	3.74%	0	2004
	6.908664	8.376934	21.25%	0	2003
	8.453796	6.908664	-18.28%	0	2002
	9.455360	8.453796	-10.59%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.407709	6.501886	-43.00%	0	2008
	10.396985	11.407709	9.72%	0	2007
	9.390551	10.396985	10.72%	0	2006
	8.912350	9.390551	5.37%	0	2005
	8.609417	8.912350	3.52%	0	2004
	7.109289	8.609417	21.10%	0	2003
	8.715236	7.109289	-18.43%	0	2002
	9.764623	8.715236	-10.75%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.158971	4.037546	-55.92%	0	2008
	7.588671	9.158971	20.69%	0	2007
	7.345851	7.588671	3.31%	0	2006
	6.878173	7.345851	6.80%	0	2005
	6.549041	6.878173	5.03%	0	2004
	5.148599	6.549041	27.20%	0	2003
	6.721581	5.148599	-23.40%	0	2002
	8.009032	6.721581	-16.07%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.555659	4.205262	-55.99%	0	2008
	7.926153	9.555659	20.56%	0	2007
	7.685865	7.926153	3.13%	0	2006
	7.208790	7.685865	6.62%	0	2005
	6.874685	7.208790	4.86%	0	2004
	5.415354	6.874685	26.95%	0	2003
	7.078104	5.415354	-23.49%	0	2002
	8.453814	7.078104	-16.27%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.576112	5.474286	-48.24%	0	2008
	8.498425	10.576112	24.45%	0	2007
	8.116211	8.498425	4.71%	0	2006
	7.828799	8.116211	3.67%	0	2005
	7.728217	7.828799	1.30%	0	2004
	5.932835	7.728217	30.26%	0	2003
	8.664560	5.932835	-31.53%	0	2002
	10.736866	8.664560	-19.30%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.207483	4.242285	-48.31%	0	2008
	6.606094	8.207483	24.24%	0	2007
	6.318419	6.606094	4.55%	0	2006
	6.104531	6.318419	3.50%	415	2005
	6.034345	6.104531	1.16%	415	2004
	4.640895	6.034345	30.03%	415	2003
	6.787193	4.640895	-31.62%	0	2002
	8.424818	6.787193	-19.44%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.519776	6.998156	-26.49%	0	2008
	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.269909	7.541781	-26.56%	0	2008
	10.210328	10.269909	0.58%	0	2007
	9.374042	10.210328	8.92%	0	2006
	9.339148	9.374042	0.37%	0	2005
	8.703319	9.339148	7.31%	0	2004
	6.999182	8.703319	24.35%	0	2003
	6.906879	6.999182	1.34%	0	2002
	7.995430	6.906879	-13.61%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.768862	7.169819	-26.61%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.768862	7.169819	-26.61%	0	2008
	10.000000	9.768862	-2.31%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.412778	6.435349	-38.20%	0	2008
	10.067937	10.412778	3.43%	0	2007
	8.867585	10.067937	13.54%	0	2006
	8.622866	8.867585	2.84%	0	2005
	7.946339	8.622866	8.51%	0	2004
	6.308045	7.946339	25.97%	0	2003
	8.270476	6.308045	-23.73%	0	2002
	9.592520	8.270476	-13.78%	0	2001

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.627739	12.934396	-5.09%	0	2008
	13.314301	13.627739	2.35%	0	2007
	13.005811	13.314301	2.37%	0	2006
	12.972685	13.005811	0.26%	0	2005
	12.659874	12.972685	2.47%	0	2004
	12.266694	12.659874	3.21%	0	2003
	11.332128	12.266694	8.25%	0	2002
	10.651252	11.332128	6.39%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	35.582076	21.114401	-40.66%	0	2008
	31.410434	35.582076	13.28%	0	2007
	28.436831	31.410434	10.46%	0	2006
	24.521788	28.436831	15.97%	0	2005
	20.033670	24.521788	22.40%	0	2004
	14.741953	20.033670	35.90%	0	2003
	16.678121	14.741953	-11.61%	0	2002
	17.594849	16.678121	-5.21%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.229435	13.169539	-40.76%	6,712	2008
	19.648545	22.229435	13.14%	7,316	2007
	17.818082	19.648545	10.27%	7,661	2006
	15.389487	17.818082	15.78%	7,870	2005
	12.584511	15.389487	22.29%	8,404	2004
	9.278742	12.584511	35.63%	489	2003
	10.512434	9.278742	-11.74%	0	2002
	11.107713	10.512434	-5.36%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.469093	11.591914	1.07%	0	2008
	11.116584	11.469093	3.17%	0	2007
	10.802947	11.116584	2.90%	0	2006
	10.686368	10.802947	1.09%	0	2005
	10.763465	10.686368	-0.72%	0	2004
	10.863435	10.763465	-0.92%	0	2003
	10.889415	10.863435	-0.24%	0	2002
	10.659231	10.889415	2.16%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.159129	8.347541	-44.93%	0	2008
	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.145563	6.676795	-45.03%	0	2008
	10.578163	12.145563	14.82%	0	2007
	9.155317	10.578163	15.54%	0	2006
	7.856423	9.155317	16.53%	0	2005
	7.067582	7.856423	11.16%	0	2004
	5.036676	7.067582	40.32%	0	2003
	6.454762	5.036676	-21.97%	0	2002
	8.347108	6.454762	-22.67%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	16.994351	9.344712	-45.01%	0	2008
	14.800306	16.994351	14.82%	0	2007
	12.805159	14.800306	15.58%	0	2006
	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.093578	9.410583	-44.95%	0	2008
	14.865753	17.093578	14.99%	0	2007
	12.846859	14.865753	15.72%	0	2006
	11.011074	12.846859	16.67%	0	2005
	10.000000	11.011074	10.11%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.951206	6.793051	-47.55%	0	2008
	12.945400	12.951206	0.04%	0	2007
	11.518703	12.945400	12.39%	0	2006
	11.067900	11.518703	4.07%	0	2005
	10.157553	11.067900	8.96%	0	2004
	7.722574	10.157553	31.53%	0	2003
	9.345996	7.722574	-17.37%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.823690	6.717139	-47.62%	0	2008
	12.834630	12.823690	-0.09%	0	2007
	11.434919	12.834630	12.24%	0	2006
	11.012916	11.434919	3.83%	0	2005
	10.120221	11.012916	8.82%	0	2004
	7.713078	10.120221	31.21%	0	2003
	9.345999	7.713078	-17.47%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.228562	7.772492	-52.11%	0	2008
	15.667287	16.228562	3.58%	0	2007
	13.743739	15.667287	14.00%	0	2006
	13.660179	13.743739	0.61%	0	2005
	12.215991	13.660179	11.82%	0	2004
	7.891617	12.215991	54.80%	0	2003
	10.000000	7.891617	-21.08%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.213814	7.270052	-52.21%	0	2008
	14.709714	15.213814	3.43%	0	2007
	12.924776	14.709714	13.81%	0	2006
	12.862234	12.924776	0.49%	0	2005
	11.517386	12.862234	11.68%	0	2004
	7.460508	11.517386	54.38%	0	2003
	10.000000	7.460508	-25.39%	0	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.330348	9.553441	-28.33%	0	2008
	13.926162	13.330348	-4.28%	0	2007
	12.088291	13.926162	15.20%	0	2006
	11.884094	12.088291	1.72%	0	2005
	10.889192	11.884094	9.14%	0	2004
	8.888470	10.889192	22.51%	0	2003
	10.000000	8.888470	-11.12%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.571360	-34.29%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.227883	10.100289	-41.37%	0	2008
	15.168433	17.227883	13.58%	0	2007
	12.704727	15.168433	19.39%	0	2006
	11.722033	12.704727	8.38%	0	2005
	10.051902	11.722033	16.62%	0	2004
	7.730091	10.051902	30.04%	0	2003
	10.000000	7.730091	-22.70%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.229024	10.775850	-37.46%	0	2008
	16.549637	17.229024	4.11%	0	2007
	15.229220	16.549637	8.67%	0	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004
	10.000000	12.145798	21.46%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.225346	6.939556	-38.18%	0	2008
	10.307541	11.225346	8.90%	0	2007
	9.791429	10.307541	5.27%	0	2006
	9.575781	9.791429	2.25%	699	2005
	8.956487	9.575781	6.91%	699	2004
	7.446555	8.956487	20.28%	1,418	2003
	10.000000	7.446555	-25.53%	0	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.323476	4.901987	-52.52%	4,237	2008
	9.610595	10.323476	7.42%	4,963	2007
	9.576303	9.610595	0.36%	5,236	2006
	9.490074	9.576303	0.91%	5,236	2005
	8.457740	9.490074	12.21%	5,236	2004
	6.311011	8.457740	34.02%	0	2003
	10.000000	6.311011	-36.89%	0	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.208425	6.649810	-40.67%	0	2008
	11.175211	11.208425	0.30%	0	2007
	10.086849	11.175211	10.79%	0	2006
	9.789113	10.086849	3.04%	0	2005
	9.395335	9.789113	4.19%	0	2004
	7.177572	9.395335	30.90%	0	2003
	10.000000	7.177572	-28.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.283678	10.083774	-34.02%	0	2008
	14.481601	15.283678	5.54%	0	2007
	12.249406	14.481601	18.22%	0	2006
	11.727540	12.249406	4.45%	0	2005
	10.411132	11.727540	12.64%	0	2004
	8.510084	10.411132	22.34%	0	2003
	10.000000	8.510084	-14.90%	0	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.773087	8.725082	-31.69%	0	2008
	12.182393	12.773087	4.85%	0	2007
	11.245858	12.182393	8.33%	0	2006
	11.022566	11.245858	2.03%	0	2005
	10.606220	11.022566	3.93%	0	2004
	9.217938	10.606220	15.06%	0	2003
	10.000000	9.217938	-7.82%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.248894	5.434274	-46.98%	0	2008
	10.138933	10.248894	1.08%	0	2007
	10.000000	10.138933	1.39%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.852373	7.476026	-31.11%	0	2008
	10.423562	10.852373	4.11%	0	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.511339	9.293622	-11.58%	0	2008
	10.405716	10.511339	1.02%	0	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.009005	7.228832	-39.80%	0	2008
	10.705080	12.009005	12.18%	0	2007
	10.000000	10.705080	7.05%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.232271	6.146783	-45.28%	0	2008
	10.233395	11.232271	9.76%	0	2007
	10.000000	10.233395	2.33%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.766249	5.933653	-39.24%	0	2008
	10.000000	9.766249	-2.34%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	37.806414	15.602199	-58.73%	0	2008
	26.545742	37.806414	42.42%	0	2007
	19.849833	26.545742	33.73%	0	2006
	15.289695	19.849833	29.82%	0	2005
	12.940999	15.289695	18.15%	0	2004
	8.010952	12.940999	61.54%	0	2003
	10.000000	8.010952	-19.89%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.087277	12.022868	-58.67%	0	2008
	20.387298	29.087277	42.67%	0	2007
	15.217878	20.387298	33.97%	0	2006
	11.707931	15.217878	29.98%	0	2005
	10.000000	11.707931	17.08%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.437726	-45.62%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.088492	-49.12%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.099597	-39.00%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.097700	-39.02%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.887319	-21.13%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.032985	-9.67%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.524429	-24.76%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.806444	-31.94%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.818823	-1.81%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.797071	-2.03%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.802870	-1.97%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.800775	12.470261	5.67%	0	2008
	11.226876	11.800775	5.11%	19,235	2007
	11.073706	11.226876	1.38%	19,235	2006
	10.930842	11.073706	1.31%	19,235	2005
	10.790532	10.930842	1.30%	19,235	2004
	10.783836	10.790532	0.06%	19,235	2003
	10.000000	10.783836	7.84%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.707384	10.793197	-7.81%	0	2008
	11.325898	11.707384	3.37%	0	2007
	10.874353	11.325898	4.15%	0	2006
	10.729561	10.874353	1.35%	0	2005
	10.451134	10.729561	2.66%	0	2004
	9.872916	10.451134	5.86%	0	2003
	10.000000	9.872916	-1.27%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.599639	10.500658	-16.66%	0	2008
	12.134006	12.599639	3.84%	0	2007
	11.407530	12.134006	6.37%	0	2006
	11.128623	11.407530	2.51%	0	2005
	10.586271	11.128623	5.12%	3,862	2004
	9.491061	10.586271	11.54%	3,862	2003
	10.000000	9.491061	-5.09%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.349309	10.057858	-24.66%	0	2008
	12.880309	13.349309	3.64%	4,450	2007
	11.790483	12.880309	9.24%	4,450	2006
	11.408495	11.790483	3.35%	4,450	2005
	10.616985	11.408495	7.46%	659	2004
	9.014868	10.616985	17.77%	659	2003
	10.000000	9.014868	-9.85%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.416587	9.702859	-32.70%	0	2008
	13.845769	14.416587	4.12%	265	2007
	12.321541	13.845769	12.37%	265	2006
	11.729920	12.321541	5.04%	265	2005
	10.667079	11.729920	9.96%	265	2004
	8.585890	10.667079	24.24%	265	2003
	10.000000	8.585890	-14.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.065530	9.333768	-38.05%	12,837	2008
	14.495249	15.065530	3.93%	15,010	2007
	12.642602	14.495249	14.65%	15,695	2006
	11.939739	12.642602	5.89%	15,695	2005
	10.673797	11.939739	11.86%	16,488	2004
	8.250941	10.673797	29.36%	356	2003
	10.000000	8.250941	-17.49%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.501717	9.661779	-37.67%	0	2008
	14.692876	15.501717	5.50%	0	2007
	13.628872	14.692876	7.81%	0	2006
	12.392641	13.628872	9.98%	0	2005
	10.915399	12.392641	13.53%	0	2004
	8.263232	10.915399	32.10%	0	2003
	10.000000	8.263232	-17.37%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.610048	9.084357	-37.82%	0	2008
	13.871963	14.610048	5.32%	0	2007
	12.884623	13.871963	7.66%	0	2006
	11.736954	12.884623	9.78%	0	2005
	10.358249	11.736954	13.31%	0	2004
	7.862101	10.358249	31.75%	0	2003
	10.000000	7.862101	-21.38%	0	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.296616	10.308425	0.11%	0	2008
	10.017055	10.296616	2.79%	0	2007
	9.768009	10.017055	2.55%	0	2006
	9.697927	9.768009	0.72%	0	2005
	9.806189	9.697927	-1.10%	0	2004
	9.933964	9.806189	-1.29%	0	2003
	10.000000	9.933964	-0.66%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.046307	-39.54%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.333207	8.072131	-47.36%	0	2008
	15.186666	15.333207	0.96%	0	2007
	12.611293	15.186666	20.42%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.181140	7.974416	-47.47%	0	2008
	15.070189	15.181140	0.74%	0	2007
	12.549364	15.070189	20.09%	0	2006
	11.441520	12.549364	9.68%	0	2005
	10.000000	11.441520	14.42%	0	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.279499	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.190195	-38.10%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.671710	-33.28%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.914133	6.248423	-47.55%	0	2008
	11.092342	11.914133	7.41%	0	2007
	10.978877	11.092342	1.03%	0	2006
	10.387345	10.978877	5.69%	0	2005
	9.356402	10.387345	11.02%	0	2004
	7.114216	9.356402	31.52%	0	2003
	10.000000	7.114216	-28.86%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.372731	9.565942	-33.44%	0	2008
	15.737744	14.372731	-8.67%	0	2007
	13.676522	15.737744	15.07%	0	2006
	13.525000	13.676522	1.12%	0	2005
	11.753664	13.525000	15.07%	0	2004
	7.638233	11.753664	53.88%	0	2003
	10.000000	7.638233	-23.62%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.159744	8.739519	-33.59%	0	2008
	14.461542	13.159744	-9.00%	0	2007
	12.588594	14.461542	14.88%	0	2006
	12.484462	12.588594	0.83%	0	2005
	10.877427	12.484462	14.77%	0	2004
	7.087240	10.877427	53.48%	0	2003
	10.000000	7.087240	-29.13%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.049348	9.731394	-39.37%	0	2008
	16.020366	16.049348	0.18%	0	2007
	14.575177	16.020366	9.92%	0	2006
	13.227332	14.575177	10.19%	0	2005
	11.328477	13.227332	16.76%	0	2004
	8.189002	11.328477	38.34%	0	2003
	10.000000	8.189002	-18.11%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.217944	9.807286	-39.53%	0	2008
	16.226393	16.217944	-0.05%	0	2007
	14.800459	16.226393	9.63%	0	2006
	13.469086	14.800459	9.88%	0	2005
	11.558687	13.469086	16.53%	0	2004
	8.379274	11.558687	37.94%	0	2003
	10.000000	8.379274	-16.21%	0	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.246243	6.441502	-42.72%	0	2008
	10.626455	11.246243	5.83%	0	2007
	10.000000	10.626455	6.26%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.816966	-1.83%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.561369	-44.39%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.488544	6.656818	-46.70%	5,917	2008
	11.182010	12.488544	11.68%	7,059	2007
	10.584909	11.182010	5.64%	7,643	2006
	10.289020	10.584909	2.88%	7,643	2005
	9.837451	10.289020	4.59%	7,643	2004
	7.673069	9.837451	28.21%	356	2003
	10.000000	7.673069	-23.27%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.552246	9.124086	-41.33%	0	2008
	14.910173	15.552246	4.31%	0	2007
	12.913853	14.910173	15.46%	0	2006
	11.512556	12.913853	12.17%	0	2005
	10.000000	11.512556	15.13%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.411159	9.018232	-41.48%	0	2008
	14.813778	15.411159	4.03%	0	2007
	12.861990	14.813778	15.17%	0	2006
	11.495518	12.861990	11.89%	0	2005
	10.000000	11.495518	14.96%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.447818	10.237146	-41.33%	0	2008
	16.730387	17.447818	4.29%	0	2007
	14.489922	16.730387	15.46%	0	2006
	12.920970	14.489922	12.14%	0	2005
	11.053003	12.920970	16.90%	0	2004
	7.877744	11.053003	40.31%	0	2003
	10.000000	7.877744	-21.22%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.179946	10.055974	-41.47%	0	2008
	16.510488	17.179946	4.05%	0	2007
	14.339484	16.510488	15.14%	0	2006
	12.814620	14.339484	11.90%	0	2005
	10.988310	12.814620	16.62%	0	2004
	7.840418	10.988310	40.15%	0	2003
	10.000000	7.840418	-21.60%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.537892	1.974937	-79.29%	0	2008
	10.000000	9.537892	-4.62%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.153542	2.751884	-79.08%	0	2008
	13.423349	13.153542	-2.01%	0	2007
	12.504291	13.423349	7.35%	0	2006
	12.457594	12.504291	0.37%	0	2005
	11.653882	12.457594	6.90%	0	2004
	9.583432	11.653882	21.60%	0	2003
	10.000000	9.583432	-4.17%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.853565	7.738601	-39.79%	10,426	2008
	12.581551	12.853565	2.16%	11,403	2007
	11.175247	12.581551	12.58%	11,770	2006
	10.772623	11.175247	3.74%	11,770	2005
	10.061106	10.772623	7.07%	12,444	2004
	8.111360	10.061106	24.04%	0	2003
	10.000000	8.111360	-18.89%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.268807	9.921832	-39.01%	0	2008
	16.788783	16.268807	-3.10%	0	2007
	14.881197	16.788783	12.82%	0	2006
	13.799472	14.881197	7.84%	0	2005
	11.779111	13.799472	17.15%	0	2004
	8.317207	11.779111	41.62%	0	2003
	10.000000	8.317207	-16.83%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.621079	5.851133	-39.18%	0	2008
	9.946933	9.621079	-3.28%	0	2007
	10.000000	9.946933	-0.53%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.501261	12.165070	-16.11%	2,022	2008
	13.494589	14.501261	7.46%	2,022	2007
	12.827342	13.494589	5.20%	2,022	2006
	12.758795	12.827342	0.54%	2,022	2005
	11.994294	12.758795	6.37%	2,310	2004
	10.435836	11.994294	14.93%	0	2003
	10.000000	10.435836	4.36%	0	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.467322	8.700061	-39.86%	0	2008
	15.697055	14.467322	-7.83%	0	2007
	13.803856	15.697055	13.72%	0	2006
	13.371334	13.803856	3.23%	0	2005
	12.267172	13.371334	9.00%	0	2004
	10.000000	12.267172	22.67%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.041483	9.369673	-45.02%	0	2008
	16.031974	17.041483	6.30%	0	2007
	12.794870	16.031974	25.30%	0	2006
	11.624088	12.794870	10.07%	0	2005
	10.197611	11.624088	13.99%	0	2004
	8.087726	10.197611	26.09%	0	2003
	10.000000	8.087726	-19.12%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.513881	8.633428	-40.52%	0	2008
	16.953001	14.513881	-14.39%	0	2007
	14.732466	16.953001	15.07%	0	2006
	14.030336	14.732466	5.00%	0	2005
	11.331455	14.030336	23.82%	0	2004
	7.718591	11.331455	46.81%	0	2003
	10.000000	7.718591	-22.81%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.461743	7.079855	-38.23%	0	2008
	11.073648	11.461743	3.50%	0	2007
	10.705628	11.073648	3.44%	0	2006
	10.324606	10.705628	3.69%	624	2005
	10.020263	10.324606	3.04%	624	2004
	8.177266	10.020263	22.54%	1,267	2003
	10.000000	8.177266	-18.23%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.009612	9.671154	-12.16%	0	2008
	10.667339	11.009612	3.21%	0	2007
	10.499491	10.667339	1.60%	0	2006
	10.297210	10.499491	1.96%	0	2005
	10.085843	10.297210	2.10%	0	2004
	10.000000	10.085843	0.86%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.335435	12.964229	-39.24%	0	2008
	26.292609	21.335435	-18.85%	0	2007
	19.467112	26.292609	35.06%	0	2006
	16.995959	19.467112	14.54%	0	2005
	12.732232	16.995959	33.49%	0	2004
	10.000000	12.732232	27.32%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.029916	5.505715	-50.08%	0	2008
	9.640207	11.029916	14.42%	0	2007
	9.575108	9.640207	0.68%	0	2006
	9.067419	9.575108	5.60%	0	2005
	8.656371	9.067419	4.75%	0	2004
	6.945990	8.656371	24.62%	0	2003
	10.000000	6.945990	-30.54%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.169331	8.293560	-37.02%	0	2008
	13.745859	13.169331	-4.19%	0	2007
	12.074050	13.745859	13.85%	0	2006
	11.821374	12.074050	2.14%	0	2005
	10.261864	11.821374	15.20%	0	2004
	7.999176	10.261864	28.29%	0	2003
	10.000000	7.999176	-20.01%	0	2002*

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.642864	5.961834	-52.84%	854	2008
	12.722192	12.642864	-0.62%	854	2007
	11.487824	12.722192	10.75%	854	2006
	11.112441	11.487824	3.38%	854	2005
	10.225143	11.112441	8.68%	854	2004
	7.823641	10.225143	30.70%	854	2003
	10.000000	7.823641	-21.76%	322	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.180597	6.851921	-43.75%	0	2008
	11.119513	12.180597	9.54%	0	2007
	10.692322	11.119513	4.00%	0	2006
	10.042825	10.692322	6.47%	0	2005
	9.632542	10.042825	4.26%	0	2004
	7.604663	9.632542	26.67%	0	2003
	10.000000	7.604663	-23.95%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.529291	8.065623	-48.06%	0	2008
	14.290131	15.529291	8.67%	0	2007
	12.507335	14.290131	14.25%	0	2006
	11.637504	12.507335	7.47%	0	2005
	10.276130	11.637504	13.25%	0	2004
	7.742669	10.276130	32.72%	0	2003
	10.000000	7.742669	-22.57%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.565594	7.550532	-48.16%	0	2008
	13.439252	14.565594	8.38%	0	2007
	11.789285	13.439252	14.00%	0	2006
	11.003441	11.789285	7.14%	0	2005
	10.000000	11.003441	10.03%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.418828	7.821179	-31.51%	0	2008
	10.772762	11.418828	6.00%	0	2007
	10.000000	10.772762	7.73%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.375696	7.771618	-31.68%	0	2008
	10.755751	11.375696	5.76%	0	2007
	10.000000	10.755751	7.56%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	21.011539	12.248090	-41.71%	0	2008
	18.726225	21.011539	12.20%	0	2007
	14.933817	18.726225	25.39%	0	2006
	12.939296	14.933817	15.41%	0	2005
	10.667772	12.939296	21.29%	0	2004
	8.460282	10.667772	26.09%	0	2003
	10.000000	8.460282	-15.40%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.724929	10.319903	-29.92%	0	2008
	13.710160	14.724929	7.40%	0	2007
	12.569036	13.710160	9.08%	0	2006
	11.911093	12.569036	5.52%	0	2005
	10.673118	11.911093	11.60%	0	2004
	8.549880	10.673118	24.83%	0	2003
	10.000000	8.549880	-14.50%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.662704	7.944419	-41.85%	1,610	2008
	13.289979	13.662704	2.80%	1,610	2007
	11.585778	13.289979	14.71%	1,610	2006
	11.296340	11.585778	2.56%	1,610	2005
	10.358532	11.296340	9.05%	1,610	2004
	7.992132	10.358532	29.61%	1,610	2003
	10.000000	7.992132	-20.08%	950	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.321304	11.598119	-54.20%	0	2008
	24.462132	25.321304	3.51%	0	2007
	18.463068	24.462132	32.49%	0	2006
	16.159509	18.463068	14.26%	0	2005
	13.196155	16.159509	22.46%	0	2004
	9.349314	13.196155	41.15%	0	2003
	10.000000	9.349314	-6.51%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.582352	6.833955	-41.00%	0	2008
	10.398303	11.582352	11.39%	0	2007
	10.672997	10.398303	-2.57%	0	2006
	9.477797	10.672997	12.61%	0	2005
	8.921752	9.477797	6.23%	0	2004
	7.375593	8.921752	20.96%	0	2003
	10.000000	7.375593	-26.24%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.905650	10.650066	-37.00%	1,410	2008
	16.984296	16.905650	-0.46%	1,410	2007
	15.167121	16.984296	11.98%	1,410	2006
	14.505923	15.167121	4.56%	1,410	2005
	12.424448	14.505923	16.75%	1,410	2004
	8.993586	12.424448	38.15%	1,410	2003
	10.000000	8.993586	-10.06%	816	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.141773	10.256500	-32.26%	0	2008
	15.546446	15.141773	-2.60%	0	2007
	13.857732	15.546446	12.19%	0	2006
	13.179188	13.857732	5.15%	0	2005
	11.027767	13.179188	19.51%	0	2004
	8.162864	11.027767	35.10%	0	2003
	10.000000	8.162864	-18.37%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.712008	7.530145	-35.71%	0	2008
	11.083307	11.712008	5.67%	0	2007
	10.350771	11.083307	7.08%	0	2006
	10.187684	10.350771	1.60%	0	2005
	9.782702	10.187684	4.14%	0	2004
	7.918092	9.782702	23.55%	0	2003
	10.000000	7.918092	-20.82%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.808468	8.510178	-38.37%	0	2008
	13.381360	13.808468	3.19%	0	2007
	11.815534	13.381360	13.25%	0	2006
	11.509838	11.815534	2.66%	0	2005
	10.609754	11.509838	8.48%	0	2004
	8.429585	10.609754	25.86%	0	2003
	10.000000	8.429585	-15.70%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.561603	9.563371	-38.55%	0	2008
	15.118176	15.561603	2.93%	0	2007
	13.382955	15.118176	12.97%	0	2006
	13.068898	13.382955	2.40%	0	2005
	12.078363	13.068898	8.20%	0	2004
	10.000000	12.078363	20.78%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.169138	7.231903	-35.25%	0	2008
	12.639082	11.169138	-11.63%	0	2007
	11.065596	12.639082	14.22%	0	2006
	10.770603	11.065596	2.74%	0	2005
	10.031658	10.770603	7.37%	0	2004
	8.035723	10.031658	24.84%	0	2003
	10.000000	8.035723	-19.64%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.591402	8.682942	-31.04%	0	2008
	11.713791	12.591402	7.49%	0	2007
	10.317738	11.713791	13.53%	0	2006
	10.346933	10.317738	-0.28%	0	2005
	9.852213	10.346933	5.02%	0	2004
	8.111235	9.852213	21.46%	0	2003
	10.000000	8.111235	-18.89%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.007262	10.150023	-27.54%	0	2008
	13.846300	14.007262	1.16%	0	2007
	12.771282	13.846300	8.42%	0	2006
	12.735304	12.771282	0.28%	0	2005
	11.790574	12.735304	8.01%	0	2004
	9.873257	11.790574	19.42%	0	2003
	10.000000	9.873257	-1.27%	0	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	14.930801	7.945751	-46.78%	0	2008
	13.902279	14.930801	7.40%	0	2007
	11.925264	13.902279	16.58%	0	2006
	11.149657	11.925264	6.96%	0	2005
	9.969213	11.149657	11.84%	0	2004
	7.710942	9.969213	29.29%	0	2003
	10.000000	7.710942	-22.89%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.073638	9.458780	-44.60%	0	2008
	14.756097	17.073638	15.71%	0	2007
	13.904306	14.756097	6.13%	0	2006
	12.581734	13.904306	10.51%	0	2005
	11.116479	12.581734	13.18%	0	2004
	8.093538	11.116479	37.35%	0	2003
	10.000000	8.093538	-19.06%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.520324	10.472448	-9.10%	0	2008
	11.150375	11.520324	3.32%	0	2007
	10.917947	11.150375	2.13%	0	2006
	10.991868	10.917947	-0.67%	0	2005
	10.818840	10.991868	1.60%	0	2004
	10.544167	10.818840	2.60%	0	2003
	10.000000	10.544167	5.44%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.482365	10.408118	-9.36%	231	2008
	11.139378	11.482365	3.08%	231	2007
	10.931808	11.139378	1.90%	231	2006
	11.039656	10.931808	-0.98%	231	2005
	10.897441	11.039656	1.31%	231	2004
	10.641725	10.897441	2.40%	231	2003
	10.000000	10.641725	6.42%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.782176	5.905920	-49.87%	0	2008
	10.226809	11.782176	15.21%	0	2007
	9.619435	10.226809	6.31%	0	2006
	9.085281	9.619435	5.88%	0	2005
	8.406230	9.085281	8.08%	0	2004
	6.570627	8.406230	27.94%	0	2003
	9.097375	6.570627	-27.77%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.561365	5.791960	-49.90%	0	2008
	10.051764	11.561365	15.02%	0	2007
	9.466276	10.051764	6.18%	0	2006
	8.960375	9.466276	5.65%	0	2005
	8.310687	8.960375	7.82%	51	2004
	6.505670	8.310687	27.75%	51	2003
	9.042161	6.505670	-28.05%	51	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.040013	8.402723	-30.21%	0	2008
	10.645730	12.040013	13.10%	0	2007
	10.124339	10.645730	5.15%	0	2006
	9.934879	10.124339	1.91%	0	2005
	9.617065	9.934879	3.30%	0	2004
	8.318647	9.617065	15.61%	0	2003
	9.308193	8.318647	-10.63%	0	2002
	9.915285	9.308193	-6.12%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.312268	7.885289	-30.29%	0	2008
	10.018233	11.312268	12.92%	0	2007
	9.536427	10.018233	5.05%	0	2006
	9.371239	9.536427	1.76%	0	2005
	9.087100	9.371239	3.13%	0	2004
	7.876483	9.087100	15.37%	0	2003
	8.830507	7.876483	-10.80%	0	2002
	9.420106	8.830507	-6.26%	0	2001
	10.000000	9.420106	-5.80%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	10.809379	6.795828	-37.13%	0	2008
	9.274894	10.809379	16.54%	0	2007
	8.852535	9.274894	4.77%	0	2006
	8.698315	8.852535	1.77%	0	2005
	8.380742	8.698315	3.79%	0	2004
	6.940657	8.380742	20.75%	0	2003
	8.381284	6.940657	-17.19%	0	2002
	9.242994	8.381284	-9.32%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	9.994045	6.276950	-37.19%	0	2008
	8.595000	9.994045	16.28%	0	2007
	8.213196	8.595000	4.65%	0	2006
	8.087729	8.213196	1.55%	0	2005
	7.808873	8.087729	3.57%	0	2004
	6.473446	7.808873	20.63%	0	2003
	7.843679	6.473446	-17.47%	0	2002
	8.658751	7.843679	-9.41%	0	2001
	10.000000	8.658751	-13.41%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.322734	7.324543	-35.31%	0	2008
	10.605397	11.322734	6.76%	0	2007
	9.688083	10.605397	9.47%	0	2006
	9.355394	9.688083	3.56%	0	2005
	9.050692	9.355394	3.37%	0	2004
	7.854002	9.050692	15.24%	0	2003
	8.778810	7.854002	-10.53%	0	2002
	9.111523	8.778810	-3.65%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.734726	7.576601	-35.43%	0	2008
	11.009390	11.734726	6.59%	0	2007
	10.069821	11.009390	9.33%	0	2006
	9.731672	10.069821	3.47%	0	2005
	9.439402	9.731672	3.10%	75	2004
	8.199396	9.439402	15.12%	75	2003
	9.182880	8.199396	-10.71%	75	2002
	9.545191	9.182880	-3.80%	75	2001
	10.000000	9.545191	-4.55%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.154983	9.089529	-43.74%	0	2008
	14.022824	16.154983	15.20%	0	2007
	12.815637	14.022824	9.42%	0	2006
	11.185234	12.815637	14.58%	0	2005
	9.890473	11.185234	13.09%	0	2004
	7.858792	9.890473	25.85%	0	2003
	8.849226	7.858792	-11.19%	0	2002
	10.299521	8.849226	-14.08%	0	2001

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.259165	8.012087	-43.81%	9,407	2008
	12.398875	14.259165	15.00%	9,738	2007
	11.347531	12.398875	9.26%	10,022	2006
	9.920943	11.347531	14.38%	10,311	2005
	8.786276	9.920943	12.91%	10,235	2004
	6.989957	8.786276	25.70%	5,555	2003
	7.886531	6.989957	-11.37%	3,181	2002
	9.190315	7.886531	-14.19%	114	2001
	10.000000	9.190315	-8.10%	179	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.393282	5.416456	-42.34%	0	2008
	8.960556	9.393282	4.83%	0	2007
	8.016456	8.960556	11.78%	0	2006
	6.757581	8.016456	18.63%	0	2005
	6.805215	6.757581	-0.70%	0	2004
	5.544477	6.805215	22.74%	0	2003
	6.095214	5.544477	-9.04%	0	2002
	8.708555	6.095214	-30.01%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.285651	5.339847	-42.49%	0	2008
	8.874123	9.285651	4.64%	0	2007
	7.951616	8.874123	11.60%	0	2006
	6.719806	7.951616	18.33%	0	2005
	6.766693	6.719806	-0.69%	0	2004
	5.524853	6.766693	22.48%	0	2003
	6.095213	5.524853	-9.36%	0	2002
	8.708553	6.095213	-30.01%	0	2001
	10.000000	8.708553	-12.91%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.654456	7.108684	-43.82%	0	2008
	12.727104	12.654456	-0.57%	0	2007
	10.809032	12.727104	17.75%	0	2006
	10.423208	10.809032	3.70%	0	2005
	9.544098	10.423208	9.21%	0	2004
	7.474825	9.544098	27.68%	0	2003
	9.184896	7.474825	-18.62%	0	2002
	9.871006	9.184896	-6.95%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.702053	7.682716	-43.93%	1,594	2008
	13.800453	13.702053	-0.71%	1,594	2007
	11.735352	13.800453	17.60%	1,594	2006
	11.336551	11.735352	3.52%	1,594	2005
	10.394330	11.336551	9.06%	1,704	2004
	8.152710	10.394330	27.50%	1,704	2003
	10.036504	8.152710	-18.77%	1,050	2002
	10.801843	10.036504	-7.09%	111	2001
	10.000000	10.801843	8.02%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.117398	6.346599	-42.91%	0	2008
	10.124646	11.117398	9.81%	0	2007
	9.136671	10.124646	10.81%	0	2006
	8.665518	9.136671	5.44%	0	2005
	8.357021	8.665518	3.69%	0	2004
	6.895757	8.357021	21.19%	0	2003
	8.442315	6.895757	-18.32%	0	2002
	9.447372	8.442315	-10.64%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.363202	6.473206	-43.03%	0	2008
	10.361725	11.363202	9.67%	0	2007
	9.363460	10.361725	10.66%	0	2006
	8.891162	9.363460	5.31%	0	2005
	8.593326	8.891162	3.47%	0	2004
	7.099623	8.593326	21.04%	0	2003
	8.707841	7.099623	-18.47%	0	2002
	9.761336	8.707841	-10.79%	0	2001
	10.000000	9.761336	-2.39%	0	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.118585	4.017686	-55.94%	0	2008
	7.559079	9.118585	20.63%	0	2007
	7.320930	7.559079	3.25%	0	2006
	6.858317	7.320930	6.75%	0	2005
	6.533465	6.858317	4.97%	0	2004
	5.138966	6.533465	27.14%	0	2003
	6.712445	5.138966	-23.44%	0	2002
	8.002263	6.712445	-16.12%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.518418	4.186729	-56.01%	0	2008
	7.899303	9.518418	20.50%	0	2007
	7.663724	7.899303	3.07%	0	2006
	7.191668	7.663724	6.56%	0	2005
	6.861849	7.191668	4.81%	0	2004
	5.407989	6.861849	26.88%	0	2003
	7.072095	5.407989	-23.53%	0	2002
	8.450966	7.072095	-16.32%	0	2001
	10.000000	8.450966	-15.49%	59	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.529463	5.447351	-48.27%	0	2008
	8.465284	10.529463	24.38%	0	2007
	8.088667	8.465284	4.66%	0	2006
	7.806203	8.088667	3.62%	0	2005
	7.709846	7.806203	1.25%	0	2004
	5.921737	7.709846	30.20%	0	2003
	8.652786	5.921737	-31.56%	0	2002
	10.727787	8.652786	-19.34%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.175440	4.223561	-48.34%	0	2008
	6.583673	8.175440	24.18%	0	2007
	6.300181	6.583673	4.50%	0	2006
	6.090001	6.300181	3.45%	0	2005
	6.023056	6.090001	1.11%	0	2004
	4.634577	6.023056	29.96%	0	2003
	6.781416	4.634577	-31.66%	0	2002
	8.421979	6.781416	-19.48%	0	2001
	10.000000	8.421979	-15.78%	173	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.477805	6.963750	-26.53%	0	2008
	9.417143	9.477805	0.64%	0	2007
	8.638300	9.417143	9.02%	0	2006
	8.592804	8.638300	0.53%	0	2005
	8.005701	8.592804	7.33%	0	2004
	6.430462	8.005701	24.50%	0	2003
	6.329333	6.430462	1.60%	0	2002
	7.327699	6.329333	-13.62%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.229844	7.508524	-26.60%	108	2008
	10.175708	10.229844	0.53%	108	2007
	9.347010	10.175708	8.87%	108	2006
	9.316951	9.347010	0.32%	108	2005
	8.687054	9.316951	7.25%	108	2004
	6.989672	8.687054	24.28%	108	2003
	6.901005	6.989672	1.28%	0	2002
	7.992732	6.901005	-13.66%	0	2001
	10.000000	7.992732	-20.07%	0	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.765537	7.163721	-26.64%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.765537	7.163721	-26.64%	0	2008
	10.000000	9.765537	-2.34%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.366912	6.403733	-38.23%	0	2008
	10.028717	10.366912	3.37%	0	2007
	8.837525	10.028717	13.48%	0	2006
	8.597999	8.837525	2.79%	0	2005
	7.927467	8.597999	8.46%	0	2004
	6.296268	7.927467	25.91%	0	2003
	8.259249	6.296268	-23.77%	0	2002
	9.584429	8.259249	-13.83%	0	2001

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.567690	12.870828	-5.14%	0	2008
	13.262432	13.567690	2.30%	0	2007
	12.961744	13.262432	2.32%	0	2006
	12.935296	12.961744	0.20%	0	2005
	12.629824	12.935296	2.42%	0	2004
	12.243816	12.629824	3.15%	0	2003
	11.316762	12.243816	8.19%	0	2002
	10.642261	11.316762	6.34%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	35.425331	21.010649	-40.69%	0	2008
	31.288100	35.425331	13.22%	0	2007
	28.340477	31.288100	10.40%	0	2006
	24.451123	28.340477	15.91%	0	2005
	19.986111	24.451123	22.34%	0	2004
	14.714450	19.986111	35.83%	0	2003
	16.655494	14.714450	-11.65%	0	2002
	17.579993	16.655494	-5.26%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.142782	13.111508	-40.79%	0	2008
	19.581993	22.142782	13.08%	0	2007
	17.766744	19.581993	10.22%	0	2006
	15.352938	17.766744	15.72%	0	2005
	12.561010	15.352938	22.23%	0	2004
	9.266126	12.561010	35.56%	0	2003
	10.503511	9.266126	-11.78%	0	2002
	11.103976	10.503511	-5.41%	0	2001
	10.000000	11.103976	11.04%	110	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.418504	11.534899	1.02%	0	2008
	11.073225	11.418504	3.12%	0	2007
	10.766283	11.073225	2.85%	0	2006
	10.655515	10.766283	1.04%	0	2005
	10.737862	10.655515	-0.77%	0	2004
	10.843120	10.737862	-0.97%	0	2003
	10.874594	10.843120	-0.29%	0	2002
	10.650182	10.874594	2.11%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.092331	8.306509	-44.96%	0	2008
	13.134135	15.092331	14.91%	0	2007
	11.356452	13.134135	15.65%	0	2006
	9.734736	11.356452	16.66%	0	2005
	8.748328	9.734736	11.28%	0	2004
	6.230312	8.748328	40.42%	0	2003
	7.977219	6.230312	-21.90%	0	2002
	10.335636	7.977219	-22.82%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.098140	6.647326	-45.05%	0	2008
	10.542253	12.098140	14.76%	0	2007
	9.128879	10.542253	15.48%	0	2006
	7.837725	9.128879	16.47%	0	2005
	7.054365	7.837725	11.10%	135	2004
	5.029815	7.054365	40.25%	135	2003
	6.449271	5.029815	-22.01%	135	2002
	8.344298	6.449271	-22.71%	0	2001
	10.000000	8.344298	-16.56%	61	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	16.962678	9.322533	-45.04%	0	2008
	14.780294	16.962678	14.77%	0	2007
	12.794338	14.780294	15.52%	0	2006
	10.988531	12.794338	16.43%	0	2005
	10.000000	10.988531	9.89%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.061709	9.388237	-44.97%	0	2008
	14.845640	17.061709	14.93%	0	2007
	12.836006	14.845640	15.66%	0	2006
	11.007363	12.836006	16.61%	0	2005
	10.000000	11.007363	10.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.907778	6.766807	-47.58%	0	2008
	12.908605	12.907778	-0.01%	0	2007
	11.491808	12.908605	12.33%	0	2006
	11.047675	11.491808	4.02%	0	2005
	10.144164	11.047675	8.91%	0	2004
	7.716326	10.144164	31.46%	0	2003
	9.343206	7.716326	-17.41%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.780701	6.691203	-47.65%	0	2008
	12.798168	12.780701	-0.14%	0	2007
	11.408231	12.798168	12.18%	0	2006
	10.992801	11.408231	3.78%	0	2005
	10.106896	10.992801	8.77%	49	2004
	7.706846	10.106896	31.14%	49	2003
	9.343217	7.706846	-17.51%	49	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.182503	7.746465	-52.13%	0	2008
	15.630838	16.182503	3.53%	0	2007
	13.718739	15.630838	13.94%	0	2006
	13.642263	13.718739	0.56%	0	2005
	12.206182	13.642263	11.77%	0	2004
	7.889291	12.206182	54.72%	0	2003
	10.000000	7.889291	-21.11%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.169935	7.245375	-52.24%	0	2008
	14.674799	15.169935	3.37%	0	2007
	12.900659	14.674799	13.75%	0	2006
	12.844759	12.900659	0.44%	0	2005
	11.507595	12.844759	11.62%	0	2004
	7.457961	11.507595	54.30%	0	2003
	10.000000	7.457961	-25.42%	0	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.292493	9.521448	-28.37%	0	2008
	13.893737	13.292493	-4.33%	0	2007
	12.066282	13.893737	15.15%	0	2006
	11.868487	12.066282	1.67%	0	2005
	10.880441	11.868487	9.08%	0	2004
	8.885848	10.880441	22.45%	0	2003
	10.000000	8.885848	-11.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.569115	-34.31%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.178982	10.066474	-41.40%	0	2008
	15.133134	17.178982	13.52%	0	2007
	12.681594	15.133134	19.33%	0	2006
	11.706634	12.681594	8.33%	0	2005
	10.043815	11.706634	16.56%	0	2004
	7.727801	10.043815	29.97%	0	2003
	10.000000	7.727801	-22.72%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.188123	10.744776	-37.49%	0	2008
	16.518821	17.188123	4.05%	0	2007
	15.208589	16.518821	8.62%	0	2006
	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.191774	6.915263	-38.21%	1,130	2008
	10.281982	11.191774	8.85%	1,130	2007
	9.772115	10.281982	5.22%	1,130	2006
	9.561750	9.772115	2.20%	1,130	2005
	8.947926	9.561750	6.86%	1,130	2004
	7.443222	8.947926	20.22%	1,130	2003
	10.000000	7.443222	-25.57%	654	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.292572	4.884818	-52.54%	4,330	2008
	9.586740	10.292572	7.36%	4,393	2007
	9.557391	9.586740	0.31%	4,446	2006
	9.476147	9.557391	0.86%	4,501	2005
	8.449634	9.476147	12.15%	4,501	2004
	6.308179	8.449634	33.95%	3,895	2003
	10.000000	6.308179	-36.92%	2,261	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.174926	6.626547	-40.70%	0	2008
	11.147524	11.174926	0.25%	0	2007
	10.066967	11.147524	10.73%	0	2006
	9.774784	10.066967	2.99%	0	2005
	9.386360	9.774784	4.14%	0	2004
	7.174366	9.386360	30.83%	0	2003
	10.000000	7.174366	-28.26%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.237959	10.048480	-34.06%	2,170	2008
	14.445689	15.237959	5.48%	2,327	2007
	12.225235	14.445689	18.16%	2,461	2006
	11.710345	12.225235	4.40%	2,598	2005
	10.401168	11.710345	12.59%	2,438	2004
	8.506274	10.401168	22.28%	775	2003
	10.000000	8.506274	-14.94%	279	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.736801	8.695850	-31.73%	0	2008
	12.154010	12.736801	4.80%	0	2007
	11.225369	12.154010	8.27%	0	2006
	11.008085	11.225369	1.97%	0	2005
	10.597687	11.008085	3.87%	0	2004
	9.215219	10.597687	15.00%	0	2003
	10.000000	9.215219	-7.85%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.240162	5.426859	-47.00%	0	2008
	10.135502	10.240162	1.03%	0	2007
	10.000000	10.135502	1.36%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.848384	8.222313	-40.63%	0	2008
	13.125973	13.848384	5.50%	0	2007
	11.773048	13.125973	11.49%	0	2006
	11.236012	11.773048	4.78%	0	2005
	10.000000	11.236012	12.36%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.843154	7.465869	-31.15%	0	2008
	10.420045	10.843154	4.06%	0	2007
	10.000000	10.420045	4.20%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.502388	9.280979	-11.63%	0	2008
	10.402195	10.502388	0.96%	0	2007
	10.000000	10.402195	4.02%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.998783	7.218983	-39.84%	0	2008
	10.701461	11.998783	12.12%	0	2007
	10.000000	10.701461	7.01%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.222723	6.138425	-45.30%	0	2008
	10.229939	11.222723	9.70%	0	2007
	10.000000	10.229939	2.30%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.762924	5.928601	-39.27%	0	2008
	10.000000	9.762924	-2.37%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.412324	8.045559	-29.50%	0	2008
	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	37.693420	15.547606	-58.75%	0	2008
	26.479959	37.693420	42.35%	0	2007
	19.810715	26.479959	33.66%	0	2006
	15.267311	19.810715	29.76%	0	2005
	12.928636	15.267311	18.09%	0	2004
	8.007358	12.928636	61.46%	0	2003
	10.000000	8.007358	-19.93%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	29.033083	11.994322	-58.69%	0	2008
	20.359741	29.033083	42.60%	0	2007
	15.205039	20.359741	33.90%	0	2006
	11.703984	15.205039	29.91%	0	2005
	10.000000	11.703984	17.04%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.435866	-45.64%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.086752	-49.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.097509	-39.02%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.095623	-39.04%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.329119	-36.71%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.884632	-21.15%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.165610	-28.34%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.029915	-9.70%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.521865	-24.78%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.804125	-31.96%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.262967	-17.37%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.815492	-1.85%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.793750	-2.06%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.793750	-2.06%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.765456	12.426609	5.62%	0	2008
	11.199019	11.765456	5.06%	0	2007
	11.051850	11.199019	1.33%	0	2006
	10.914818	11.051850	1.26%	0	2005
	10.780215	10.914818	1.25%	0	2004
	10.779019	10.780215	0.01%	0	2003
	10.000000	10.779019	7.79%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.672364	10.755427	-7.86%	0	2008
	11.297807	11.672364	3.32%	0	2007
	10.852886	11.297807	4.10%	0	2006
	10.713837	10.852886	1.30%	0	2005
	10.441136	10.713837	2.61%	0	2004
	9.868496	10.441136	5.80%	0	2003
	10.000000	9.868496	-1.32%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.561928	10.463884	-16.70%	191	2008
	12.103899	12.561928	3.78%	191	2007
	11.385005	12.103899	6.31%	191	2006
	11.112297	11.385005	2.45%	191	2005
	10.576137	11.112297	5.07%	0	2004
	9.486812	10.576137	11.48%	0	2003
	10.000000	9.486812	-5.13%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.309382	10.022655	-24.69%	3,364	2008
	12.848368	13.309382	3.59%	3,755	2007
	11.767231	12.848368	9.19%	3,966	2006
	11.391767	11.767231	3.30%	4,181	2005
	10.606821	11.391767	7.40%	4,181	2004
	9.010832	10.606821	17.71%	1,693	2003
	10.000000	9.010832	-9.89%	951	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.373428	9.668879	-32.73%	652	2008
	13.811402	14.373428	4.07%	706	2007
	12.297200	13.811402	12.31%	753	2006
	11.712714	12.297200	4.99%	800	2005
	10.656870	11.712714	9.91%	638	2004
	8.582041	10.656870	24.18%	0	2003
	10.000000	8.582041	-14.18%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.020492	9.301113	-38.08%	0	2008
	14.459330	15.020492	3.88%	0	2007
	12.617681	14.459330	14.60%	0	2006
	11.922253	12.617681	5.83%	0	2005
	10.663592	11.922253	11.80%	0	2004
	8.247242	10.663592	29.30%	0	2003
	10.000000	8.247242	-17.53%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.457717	9.629430	-37.70%	0	2008
	14.658684	15.457717	5.45%	0	2007
	13.604067	14.658684	7.75%	0	2006
	12.376368	13.604067	9.92%	0	2005
	10.906626	12.376368	13.48%	0	2004
	8.260796	10.906626	32.03%	0	2003
	10.000000	8.260796	-17.39%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.567921	9.053532	-37.85%	0	2008
	13.839053	14.567921	5.27%	0	2007
	12.860593	13.839053	7.61%	0	2006
	11.721015	12.860593	9.72%	0	2005
	10.349457	11.721015	13.25%	0	2004
	7.859418	10.349457	31.68%	0	2003
	10.000000	7.859418	-21.41%	0	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.265605	10.272138	0.06%	0	2008
	9.992006	10.265605	2.74%	0	2007
	9.748540	9.992006	2.50%	0	2006
	9.683519	9.748540	0.67%	0	2005
	9.796615	9.683519	-1.15%	0	2004
	9.929328	9.796615	-1.34%	0	2003
	10.000000	9.929328	-0.71%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.044248	-39.56%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.304599	8.052952	-47.38%	0	2008
	15.166113	15.304599	0.91%	0	2007
	12.600628	15.166113	20.36%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.152857	7.955492	-47.50%	0	2008
	15.049828	15.152857	0.68%	0	2007
	12.538773	15.049828	20.03%	0	2006
	11.437668	12.538773	9.63%	0	2005
	10.000000	11.437668	14.38%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.277357	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.265525	-37.34%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.188086	-38.12%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	1.95%	10.000000	6.669444	-33.31%	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.878504	6.226550	-47.58%	0	2008
	11.064825	11.878504	7.35%	0	2007
	10.957211	11.064825	0.98%	0	2006
	10.372113	10.957211	5.64%	0	2005
	9.347444	10.372113	10.96%	0	2004
	7.111026	9.347444	31.45%	0	2003
	10.000000	7.111026	-28.89%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.331915	9.533900	-33.48%	0	2008
	15.701103	14.331915	-8.72%	0	2007
	13.651623	15.701103	15.01%	0	2006
	13.507240	13.651623	1.07%	0	2005
	11.744214	13.507240	15.01%	0	2004
	7.635978	11.744214	53.80%	0	2003
	10.000000	7.635978	-23.64%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.121761	8.709840	-33.62%	0	2008
	14.427202	13.121761	-9.05%	0	2007
	12.565096	14.427202	14.82%	0	2006
	12.467490	12.565096	0.78%	0	2005
	10.868165	12.467490	14.72%	0	2004
	7.084817	10.868165	53.40%	0	2003
	10.000000	7.084817	-29.15%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	16.003770	9.698787	-39.40%	0	2008
	15.983061	16.003770	0.13%	0	2007
	14.548638	15.983061	9.86%	0	2006
	13.209961	14.548638	10.13%	0	2005
	11.319366	13.209961	16.70%	0	2004
	8.186587	11.319366	38.27%	0	2003
	10.000000	8.186587	-18.13%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.169417	9.772938	-39.56%	1,592	2008
	16.186148	16.169417	-0.10%	1,640	2007
	14.771255	16.186148	9.58%	1,680	2006
	13.449343	14.771255	9.83%	1,721	2005
	11.547626	13.449343	16.47%	1,721	2004
	8.375519	11.547626	37.87%	1,273	2003
	10.000000	8.375519	-16.24%	743	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.236672	6.432733	-42.75%	0	2008
	10.622866	11.236672	5.78%	0	2007
	10.000000	10.622866	6.23%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.813634	-1.86%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.559464	-44.41%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.451172	6.633504	-46.72%	4,363	2008
	11.154263	12.451172	11.63%	4,363	2007
	10.564019	11.154263	5.59%	4,363	2006
	10.273948	10.564019	2.82%	4,363	2005
	9.828037	10.273948	4.54%	4,363	2004
	7.669636	9.828037	28.14%	4,363	2003
	10.000000	7.669636	-23.30%	2,482	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.398306	10.202873	-41.36%	0	2008
	16.691471	17.398306	4.23%	0	2007
	14.463564	16.691471	15.40%	0	2006
	12.904016	14.463564	12.09%	0	2005
	11.044123	12.904016	16.84%	0	2004
	7.875417	11.044123	40.24%	0	2003
	10.000000	7.875417	-21.25%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.128597	10.020793	-41.50%	5,356	2008
	16.469580	17.128597	4.00%	5,406	2007
	14.311220	16.469580	15.08%	5,448	2006
	12.795846	14.311220	11.84%	5,492	2005
	10.977804	12.795846	16.56%	5,492	2004
	7.836909	10.977804	40.08%	5,020	2003
	10.000000	7.836909	-21.63%	2,851	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.523255	9.102427	-41.36%	0	2008
	14.890009	15.523255	4.25%	0	2007
	12.902936	14.890009	15.40%	0	2006
	11.508673	12.902936	12.11%	0	2005
	10.000000	11.508673	15.09%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.382422	8.996820	-41.51%	687	2008
	14.793739	15.382422	3.98%	744	2007
	12.851121	14.793739	15.12%	793	2006
	11.491649	12.851121	11.83%	843	2005
	10.000000	11.491649	14.92%	674	2004*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.534642	1.973259	-79.30%	0	2008
	10.000000	9.534642	-4.65%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.116214	2.742668	-79.09%	0	2008
	13.392110	13.116214	-2.06%	0	2007
	12.481526	13.392110	7.30%	0	2006
	12.441231	12.481526	0.32%	0	2005
	11.644506	12.441231	6.84%	0	2004
	9.580614	11.644506	21.54%	0	2003
	10.000000	9.580614	-4.19%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.815154	7.711532	-39.82%	0	2008
	12.550385	12.815154	2.11%	0	2007
	11.153226	12.550385	12.53%	0	2006
	10.756853	11.153226	3.68%	0	2005
	10.051494	10.756853	7.02%	0	2004
	8.107742	10.051494	23.97%	0	2003
	10.000000	8.107742	-18.92%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.222625	9.888602	-39.04%	0	2008
	16.749718	16.222625	-3.15%	0	2007
	14.854127	16.749718	12.76%	0	2006
	13.781376	14.854127	7.78%	0	2005
	11.769655	13.781376	17.09%	0	2004
	8.314758	11.769655	41.55%	0	2003
	10.000000	8.314758	-16.85%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.612896	5.843174	-39.22%	0	2008
	9.943569	9.612896	-3.33%	0	2007
	10.000000	9.943569	-0.56%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.457872	12.122470	-16.15%	0	2008
	13.461116	14.457872	7.40%	0	2007
	12.802032	13.461116	5.15%	0	2006
	12.740101	12.802032	0.49%	0	2005
	11.982828	12.740101	6.32%	0	2004
	10.431178	11.982828	14.88%	0	2003
	10.000000	10.431178	4.31%	0	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.432931	8.674948	-39.89%	0	2008
	15.667777	14.432931	-7.88%	0	2007
	13.785121	15.667777	13.66%	0	2006
	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	16.993108	9.338305	-45.05%	0	2008
	15.994660	16.993108	6.24%	0	2007
	12.771581	15.994660	25.24%	0	2006
	11.608830	12.771581	10.02%	0	2005
	10.189417	11.608830	13.93%	0	2004
	8.085334	10.189417	26.02%	0	2003
	10.000000	8.085334	-19.15%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.472706	8.604530	-40.55%	0	2008
	16.913578	14.472706	-14.43%	0	2007
	14.705660	16.913578	15.01%	0	2006
	14.011925	14.705660	4.95%	0	2005
	11.322354	14.011925	23.75%	0	2004
	7.716311	11.322354	46.73%	0	2003
	10.000000	7.716311	-22.84%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.429179	7.056135	-38.26%	0	2008
	11.047853	11.429179	3.45%	0	2007
	10.686126	11.047853	3.39%	0	2006
	10.311036	10.686126	3.64%	0	2005
	10.012189	10.311036	2.98%	0	2004
	8.174850	10.012189	22.48%	0	2003
	10.000000	8.174850	-18.25%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.983472	9.643273	-12.20%	0	2008
	10.647467	10.983472	3.16%	0	2007
	10.485262	10.647467	1.55%	0	2006
	10.288472	10.485262	1.91%	0	2005
	10.082409	10.288472	2.04%	0	2004
	10.000000	10.082409	0.82%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.284776	12.926822	-39.27%	0	2008
	26.243632	21.284776	-18.90%	0	2007
	19.440712	26.243632	34.99%	0	2006
	16.981534	19.440712	14.48%	0	2005
	12.727906	16.981534	33.42%	0	2004
	10.000000	12.727906	27.28%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	10.996965	5.486462	-50.11%	0	2008
	9.616335	10.996965	14.36%	0	2007
	9.556244	9.616335	0.63%	0	2006
	9.054153	9.556244	5.55%	0	2005
	8.648105	9.054153	4.70%	0	2004
	6.942881	8.648105	24.56%	0	2003
	10.000000	6.942881	-30.57%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.129964	8.264543	-37.06%	2,400	2008
	13.711793	13.129964	-4.24%	2,400	2007
	12.050257	13.711793	13.79%	2,400	2006
	11.804081	12.050257	2.09%	2,400	2005
	10.252067	11.804081	15.14%	2,400	2004
	7.995603	10.252067	28.22%	2,400	2003
	10.000000	7.995603	-20.04%	1,363	2002*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.605002	5.940934	-52.87%	0	2008
	12.690601	12.605002	-0.67%	0	2007
	11.465132	12.690601	10.69%	0	2006
	11.096137	11.465132	3.33%	0	2005
	10.215350	11.096137	8.62%	0	2004
	7.820133	10.215350	30.63%	0	2003
	10.000000	7.820133	-21.80%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.144124	6.827914	-43.78%	0	2008
	11.091914	12.144124	9.49%	0	2007
	10.671211	11.091914	3.94%	0	2006
	10.028101	10.671211	6.41%	0	2005
	9.623317	10.028101	4.21%	0	2004
	7.601248	9.623317	26.60%	0	2003
	10.000000	7.601248	-23.99%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.485243	8.038632	-48.09%	0	2008
	14.256906	15.485243	8.62%	0	2007
	12.484595	14.256906	14.20%	0	2006
	11.622251	12.484595	7.42%	0	2005
	10.267889	11.622251	13.19%	0	2004
	7.740394	10.267889	32.65%	0	2003
	10.000000	7.740394	-22.60%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.538404	7.532570	-48.19%	0	2008
	13.421053	14.538404	8.33%	0	2007
	11.779311	13.421053	13.94%	0	2006
	10.999732	11.779311	7.09%	0	2005
	10.000000	10.999732	10.00%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.409064	7.810499	-31.54%	0	2008
	10.769074	11.409064	5.94%	0	2007
	10.000000	10.769074	7.69%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.365976	7.761012	-31.72%	0	2008
	10.752070	11.365976	5.71%	0	2007
	10.000000	10.752070	7.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	20.948664	12.205198	-41.74%	0	2008
	18.679761	20.948664	12.15%	0	2007
	14.904342	18.679761	25.33%	0	2006
	12.920330	14.904342	15.36%	0	2005
	10.657561	12.920330	21.23%	0	2004
	8.456499	10.657561	26.03%	0	2003
	10.000000	8.456499	-15.44%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.683111	10.285336	-29.95%	0	2008
	13.678236	14.683111	7.35%	0	2007
	12.546132	13.678236	9.02%	0	2006
	11.895441	12.546132	5.47%	0	2005
	10.664539	11.895441	11.54%	0	2004
	8.547355	10.664539	24.77%	0	2003
	10.000000	8.547355	-14.53%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.621800	7.916585	-41.88%	0	2008
	13.256989	13.621800	2.75%	0	2007
	11.562898	13.256989	14.65%	0	2006
	11.279764	11.562898	2.51%	0	2005
	10.348615	11.279764	9.00%	0	2004
	7.988548	10.348615	29.54%	0	2003
	10.000000	7.988548	-20.11%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.245558	11.557502	-54.22%	0	2008
	24.401470	25.245558	3.46%	0	2007
	18.426633	24.401470	32.43%	0	2006
	16.135819	18.426633	14.20%	0	2005
	13.183532	16.135819	22.39%	0	2004
	9.345119	13.183532	41.07%	10,042	2003
	10.000000	9.345119	-6.55%	1,892	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.547689	6.810016	-41.03%	0	2008
	10.372496	11.547689	11.33%	0	2007
	10.651926	10.372496	-2.62%	0	2006
	9.463900	10.651926	12.55%	0	2005
	8.913212	9.463900	6.18%	0	2004
	7.372291	8.913212	20.90%	0	2003
	10.000000	7.372291	-26.28%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.855117	10.612804	-37.04%	0	2008
	16.942212	16.855117	-0.51%	0	2007
	15.137238	16.942212	11.92%	0	2006
	14.484686	15.137238	4.51%	0	2005
	12.412584	14.484686	16.69%	0	2004
	8.989561	12.412584	38.08%	124	2003
	10.000000	8.989561	-10.10%	129	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.098743	10.222129	-32.30%	0	2008
	15.510213	15.098743	-2.65%	0	2007
	13.832476	15.510213	12.13%	0	2006
	13.161866	13.832476	5.10%	0	2005
	11.018902	13.161866	19.45%	0	2004
	8.160456	11.018902	35.03%	0	2003
	10.000000	8.160456	-18.40%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.678725	7.504907	-35.74%	0	2008
	11.057487	11.678725	5.62%	0	2007
	10.331918	11.057487	7.02%	0	2006
	10.174301	10.331918	1.55%	0	2005
	9.774836	10.174301	4.09%	0	2004
	7.915753	9.774836	23.49%	0	2003
	10.000000	7.915753	-20.84%	0	2002

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.769229	8.481654	-38.40%	0	2008
	13.350181	13.769229	3.14%	0	2007
	11.793998	13.350181	13.19%	0	2006
	11.494691	11.793998	2.60%	0	2005
	10.601192	11.494691	8.43%	0	2004
	8.427092	10.601192	25.80%	0	2003
	10.000000	8.427092	-15.73%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.524620	9.535766	-38.58%	0	2008
	15.089981	15.524620	2.88%	0	2007
	13.364792	15.089981	12.91%	0	2006
	13.057804	13.364792	2.35%	0	2005
	12.074254	13.057804	8.15%	0	2004
	10.000000	12.074254	20.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.136878	7.207335	-35.28%	0	2008
	12.609036	11.136878	-11.68%	0	2007
	11.044914	12.609036	14.16%	0	2006
	10.755946	11.044914	2.69%	0	2005
	10.023120	10.755946	7.31%	0	2004
	8.032975	10.023120	24.77%	0	2003
	10.000000	8.032975	-19.67%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.555064	8.653453	-31.08%	0	2008
	11.685971	12.555064	7.44%	0	2007
	10.298470	11.685971	13.47%	0	2006
	10.332866	10.298470	-0.33%	0	2005
	9.843836	10.332866	4.97%	0	2004
	8.108473	9.843836	21.40%	0	2003
	10.000000	8.108473	-18.92%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	13.965371	10.114510	-27.57%	0	2008
	13.811960	13.965371	1.11%	0	2007
	12.746084	13.811960	8.36%	0	2006
	12.716645	12.746084	0.23%	0	2005
	11.779309	12.716645	7.96%	0	2004
	9.868842	11.779309	19.36%	0	2003
	10.000000	9.868842	-1.31%	0	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	14.888419	7.919131	-46.81%	0	2008
	13.869929	14.888419	7.34%	0	2007
	11.903565	13.869929	16.52%	0	2006
	11.135032	11.903565	6.90%	0	2005
	9.961198	11.135032	11.78%	0	2004
	7.708671	9.961198	29.22%	0	2003
	10.000000	7.708671	-22.91%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	17.025167	9.427109	-44.63%	0	2008
	14.721749	17.025167	15.65%	0	2007
	13.878998	14.721749	6.07%	0	2006
	12.565216	13.878998	10.46%	0	2005
	11.107546	12.565216	13.12%	0	2004
	8.091150	11.107546	37.28%	0	2003
	10.000000	8.091150	-19.09%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.487594	10.437376	-9.14%	0	2008
	11.124399	11.487594	3.26%	0	2007
	10.898073	11.124399	2.08%	0	2006
	10.977446	10.898073	-0.72%	0	2005
	10.810151	10.977446	1.55%	0	2004
	10.541063	10.810151	2.55%	0	2003
	10.000000	10.541063	5.41%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.449209	10.372772	-9.40%	0	2008
	11.112904	11.449209	3.03%	0	2007
	10.911377	11.112904	1.85%	0	2006
	11.024638	10.911377	-1.03%	0	2005
	10.888164	11.024638	1.25%	0	2004
	10.638091	10.888164	2.35%	0	2003
	10.000000	10.638091	6.38%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.740227	5.881883	-49.90%	0	2008
	10.195620	11.740227	15.15%	0	2007
	9.594985	10.195620	6.26%	0	2006
	9.066794	9.594985	5.83%	0	2005
	8.393401	9.066794	8.02%	0	2004
	6.563934	8.393401	27.87%	0	2003
	9.092755	6.563934	-27.81%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.520194	5.768384	-49.93%	0	2008
	10.021098	11.520194	14.96%	0	2007
	9.442201	10.021098	6.13%	0	2006
	8.942131	9.442201	5.59%	0	2005
	8.297998	8.942131	7.76%	0	2004
	6.499036	8.297998	27.68%	0	2003
	9.037560	6.499036	-28.09%	0	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	11.986965	8.361428	-30.25%	0	2008
	10.604269	11.986965	13.04%	0	2007
	10.090041	10.604269	5.10%	0	2006
	9.906253	10.090041	1.86%	0	2005
	9.594248	9.906253	3.25%	0	2004
	8.303143	9.594248	15.55%	0	2003
	9.295584	8.303143	-10.68%	0	2002
	9.906917	9.295584	-6.17%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.268125	7.850505	-30.33%	0	2008
	9.984254	11.268125	12.86%	0	2007
	9.508915	9.984254	5.00%	0	2006
	9.348969	9.508915	1.71%	0	2005
	9.070126	9.348969	3.07%	0	2004
	7.865778	9.070126	15.31%	0	2003
	8.823009	7.865778	-10.85%	0	2002
	9.416934	8.823009	-6.31%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	10.761674	6.762379	-37.16%	0	2008
	9.238698	10.761674	16.48%	0	2007
	8.822487	9.238698	4.72%	0	2006
	8.673197	8.822487	1.72%	0	2005
	8.360803	8.673197	3.74%	0	2004
	6.927674	8.360803	20.69%	0	2003
	8.369884	6.927674	-17.23%	0	2002
	9.235168	8.369884	-9.37%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	9.955054	6.249269	-37.23%	0	2008
	8.565856	9.955054	16.22%	0	2007
	8.189511	8.565856	4.60%	0	2006
	8.068508	8.189511	1.50%	0	2005
	7.794289	8.068508	3.52%	0	2004
	6.464649	7.794289	20.57%	0	2003
	7.837014	6.464649	-17.51%	0	2002
	8.655837	7.837014	-9.46%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.272822	7.288527	-35.34%	0	2008
	10.564057	11.272822	6.71%	0	2007
	9.655229	10.564057	9.41%	0	2006
	9.328411	9.655229	3.50%	0	2005
	9.029196	9.328411	3.31%	0	2004
	7.839339	9.029196	15.18%	0	2003
	8.766889	7.839339	-10.58%	0	2002
	9.103827	8.766889	-3.70%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.688899	7.543156	-35.47%	0	2008
	10.972020	11.688899	6.53%	0	2007
	10.040740	10.972020	9.28%	0	2006
	9.708519	10.040740	3.42%	0	2005
	9.421744	9.708519	3.04%	0	2004
	8.188240	9.421744	15.06%	0	2003
	9.175070	8.188240	-10.76%	0	2002
	9.541969	9.175070	-3.85%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.083730	9.044809	-43.76%	0	2008
	13.968135	16.083730	15.15%	0	2007
	12.772158	13.968135	9.36%	0	2006
	11.152948	12.772158	14.52%	0	2005
	9.866963	11.152948	13.03%	0	2004
	7.844111	9.866963	25.79%	0	2003
	8.837210	7.844111	-11.24%	0	2002
	10.290816	8.837210	-14.13%	0	2001

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.203503	7.976738	-43.84%	16,010	2008
	12.356809	14.203503	14.94%	14,012	2007
	11.314786	12.356809	9.21%	14,699	2006
	9.897348	11.314786	14.32%	13,479	2005
	8.769848	9.897348	12.86%	14,161	2004
	6.980443	8.769848	25.63%	13,648	2003
	7.879823	6.980443	-11.41%	2,163	2002
	9.187218	7.879823	-14.23%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.358589	5.393688	-42.37%	0	2008
	8.932041	9.358589	4.78%	0	2007
	7.995003	8.932041	11.72%	0	2006
	6.742920	7.995003	18.57%	0	2005
	6.793916	6.742920	-0.75%	0	2004
	5.538098	6.793916	22.68%	0	2003
	6.091311	5.538098	-9.08%	0	2002
	8.707484	6.091311	-30.05%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.251403	5.317434	-42.52%	0	2008
	8.845943	9.251403	4.58%	0	2007
	7.930404	8.845943	11.54%	0	2006
	6.705284	7.930404	18.27%	0	2005
	6.755509	6.705284	-0.74%	0	2004
	5.518520	6.755509	22.42%	0	2003
	6.091330	5.518520	-9.40%	0	2002
	8.707479	6.091330	-30.04%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.598676	7.073720	-43.85%	0	2008
	12.677501	12.598676	-0.62%	0	2007
	10.772376	12.677501	17.69%	0	2006
	10.393148	10.772376	3.65%	0	2005
	9.521414	10.393148	9.16%	0	2004
	7.460863	9.521414	27.62%	0	2003
	9.172426	7.460863	-18.66%	0	2002
	9.862672	9.172426	-7.00%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.648566	7.648805	-43.96%	15,838	2008
	13.753634	13.648566	-0.76%	13,827	2007
	11.701487	13.753634	17.54%	13,086	2006
	11.309592	11.701487	3.47%	13,046	2005
	10.374905	11.309592	9.01%	12.42	2004
	8.141614	10.374905	27.43%	11,803	2003
	10.027973	8.141614	-18.81%	1,837	2002
	10.798200	10.027973	-7.13%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.068388	6.315389	-42.94%	0	2008
	10.085189	11.068388	9.75%	0	2007
	9.105691	10.085189	10.76%	0	2006
	8.640517	9.105691	5.38%	0	2005
	8.337165	8.640517	3.64%	0	2004
	6.882878	8.337165	21.13%	0	2003
	8.430858	6.882878	-18.36%	0	2002
	9.439395	8.430858	-10.68%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.318840	6.444633	-43.06%	0	2008
	10.326566	11.318840	9.61%	0	2007
	9.336438	10.326566	10.60%	0	2006
	8.870015	9.336438	5.26%	0	2005
	8.577268	8.870015	3.41%	0	2004
	7.089968	8.577268	20.98%	0	2003
	8.700438	7.089968	-18.51%	0	2002
	9.758048	8.700438	-10.84%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.078401	3.997932	-55.96%	0	2008
	7.529618	9.078401	20.57%	0	2007
	7.296111	7.529618	3.20%	0	2006
	6.838535	7.296111	6.69%	0	2005
	6.517942	6.838535	4.92%	0	2004
	5.129369	6.517942	27.07%	0	2003
	6.703332	5.129369	-23.48%	0	2002
	7.995493	6.703332	-16.16%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.481250	4.168236	-56.04%	0	2008
	7.872500	9.481250	20.44%	0	2007
	7.641610	7.872500	3.02%	0	2006
	7.174569	7.641610	6.51%	0	2005
	6.849030	7.174569	4.75%	0	2004
	5.400641	6.849030	26.82%	0	2003
	7.066080	5.400641	-23.57%	0	2002
	8.448116	7.066080	-16.36%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.483018	5.420543	-48.29%	0	2008
	8.432255	10.483018	24.32%	0	2007
	8.061206	8.432255	4.60%	0	2006
	7.783662	8.061206	3.57%	0	2005
	7.691507	7.783662	1.20%	0	2004
	5.910677	7.691507	30.13%	0	2003
	8.641032	5.910677	-31.60%	0	2002
	10.718728	8.641032	-19.38%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.143535	4.204926	-48.36%	0	2008
	6.561345	8.143535	24.11%	0	2007
	6.282012	6.561345	4.45%	0	2006
	6.075524	6.282012	3.40%	0	2005
	6.011803	6.075524	1.06%	0	2004
	4.628273	6.011803	29.89%	0	2003
	6.775654	4.628273	-31.69%	0	2002
	8.419141	6.775654	-19.52%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.436010	6.929489	-26.56%	0	2008
	9.380419	9.436010	0.59%	0	2007
	8.608998	9.380419	8.96%	0	2006
	8.568021	8.608998	0.48%	0	2005
	7.986680	8.568021	7.28%	0	2004
	6.418462	7.986680	24.43%	0	2003
	6.320746	6.418462	1.55%	0	2002
	7.321509	6.320746	-13.67%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.189927	7.475405	-26.64%	0	2008
	10.141209	10.189927	0.48%	0	2007
	9.320057	10.141209	8.81%	0	2006
	9.294808	9.320057	0.27%	0	2005
	8.670832	9.294808	7.20%	0	2004
	6.980171	8.670832	24.22%	0	2003
	6.895146	6.980171	1.23%	0	2002
	7.990044	6.895146	-13.70%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.762208	7.157620	-26.68%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.762208	7.157620	-26.68%	0	2008
	10.000000	9.762208	-2.38%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.321191	6.372236	-38.26%	0	2008
	9.989611	10.321191	3.32%	0	2007
	8.807543	9.989611	13.42%	0	2006
	8.573187	8.807543	2.73%	0	2005
	7.908612	8.573187	8.40%	0	2004
	6.284495	7.908612	25.84%	0	2003
	8.248030	6.284495	-23.81%	0	2002
	9.576323	8.248030	-13.87%	0	2001

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.507878	12.807558	-5.18%	0	2008
	13.210731	13.507878	2.25%	0	2007
	12.917786	13.210731	2.27%	0	2006
	12.897993	12.917786	0.15%	0	2005
	12.599826	12.897993	2.37%	0	2004
	12.220969	12.599826	3.10%	0	2003
	11.301410	12.220969	8.14%	0	2002
	10.633270	11.301410	6.28%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	35.269184	20.907344	-40.72%	0	2008
	31.166169	35.269184	13.16%	0	2007
	28.244399	31.166169	10.34%	0	2006
	24.380625	28.244399	15.85%	0	2005
	19.938657	24.380625	22.28%	0	2004
	14.686992	19.938657	35.76%	0	2003
	16.632903	14.686992	-11.70%	0	2002
	17.565158	16.632903	-5.31%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.056356	13.053652	-40.82%	7,369	2008
	19.515559	22.056356	13.02%	6,620	2007
	17.715488	19.515559	10.16%	6,809	2006
	15.316433	17.715488	15.66%	6,312	2005
	12.537539	15.316433	22.16%	6,687	2004
	9.253520	12.537539	35.49%	7,103	2003
	10.494576	9.253520	-11.83%	1,343	2002
	11.100237	10.494576	-5.46%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.368118	11.478144	0.97%	0	2008
	11.030017	11.368118	3.07%	0	2007
	10.729730	11.030017	2.80%	0	2006
	10.624741	10.729730	0.99%	0	2005
	10.712314	10.624741	-0.82%	0	2004
	10.822840	10.712314	-1.02%	0	2003
	10.859793	10.822840	-0.34%	0	2002
	10.641140	10.859793	2.05%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	15.025802	8.265661	-44.99%	0	2008
	13.082933	15.025802	14.85%	0	2007
	11.317935	13.082933	15.59%	0	2006
	9.706658	11.317935	16.60%	0	2005
	8.727539	9.706658	11.22%	0	2004
	6.218666	8.727539	40.34%	0	2003
	7.966381	6.218666	-21.94%	0	2002
	10.326913	7.966381	-22.86%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.050897	6.617980	-45.08%	0	2008
	10.506477	12.050897	14.70%	0	2007
	9.102530	10.506477	15.42%	0	2006
	7.819078	9.102530	16.41%	0	2005
	7.041172	7.819078	11.05%	0	2004
	5.022966	7.041172	40.18%	0	2003
	6.443784	5.022966	-22.05%	0	2002
	8.341483	6.443784	-22.75%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	16.931002	9.300353	-45.07%	0	2008
	14.760267	16.931002	14.71%	0	2007
	12.783502	14.760267	15.46%	0	2006
	10.984823	12.783502	16.37%	0	2005
	10.000000	10.984823	9.85%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.029917	9.365956	-45.00%	0	2008
	14.825574	17.029917	14.87%	0	2007
	12.825157	14.825574	15.60%	0	2006
	11.003653	12.825157	16.55%	0	2005
	10.000000	11.003653	10.04%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.864494	6.740663	-47.60%	0	2008
	12.871927	12.864494	-0.06%	0	2007
	11.464984	12.871927	12.27%	0	2006
	11.027501	11.464984	3.97%	0	2005
	10.130799	11.027501	8.85%	0	2004
	7.710090	10.130799	31.40%	0	2003
	9.340423	7.710090	-17.45%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.737852	6.665355	-47.67%	0	2008
	12.761805	12.737852	-0.19%	0	2007
	11.381600	12.761805	12.13%	0	2006
	10.972722	11.381600	3.73%	0	2005
	10.093574	10.972722	8.71%	0	2004
	7.700612	10.093574	31.07%	0	2003
	9.340430	7.700612	-17.56%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.136518	7.720500	-52.16%	0	2008
	15.594406	16.136518	3.48%	0	2007
	13.693727	15.594406	13.88%	0	2006
	13.624325	13.693727	0.51%	0	2005
	12.196356	13.624325	11.71%	0	2004
	7.886958	12.196356	54.64%	0	2003
	10.000000	7.886958	-21.13%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.126139	7.220757	-52.26%	0	2008
	14.639949	15.126139	3.32%	0	2007
	12.876566	14.639949	13.69%	0	2006
	12.827303	12.876566	0.38%	0	2005
	11.497815	12.827303	11.56%	0	2004
	7.455414	11.497815	54.22%	0	2003
	10.000000	7.455414	-25.45%	0	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.254744	9.489557	-28.41%	0	2008
	13.861398	13.254744	-4.38%	0	2007
	12.044316	13.861398	15.09%	0	2006
	11.852910	12.044316	1.61%	0	2005
	10.871701	11.852910	9.03%	0	2004
	8.883232	10.871701	22.38%	0	2003
	10.000000	8.883232	-11.17%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.566886	-34.33%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.130216	10.032768	-41.43%	0	2008
	15.097909	17.130216	13.46%	0	2007
	12.658514	15.097909	19.27%	0	2006
	11.691278	12.658514	8.27%	0	2005
	10.035746	11.691278	16.50%	0	2004
	7.725529	10.035746	29.90%	0	2003
	10.000000	7.725529	-22.74%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.147231	10.713741	-37.52%	0	2008
	16.487973	17.147231	4.00%	0	2007
	15.187919	16.487973	8.56%	0	2006
	13.972243	15.187919	8.70%	0	2005
	12.137534	13.972243	15.12%	0	2004
	10.000000	12.137534	21.38%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.158253	6.891033	-38.24%	0	2008
	10.256454	11.158253	8.79%	0	2007
	9.752819	10.256454	5.16%	0	2006
	9.547721	9.752819	2.15%	0	2005
	8.939346	9.547721	6.81%	0	2004
	7.439879	8.939346	20.15%	0	2003
	10.000000	7.439879	-25.60%	0	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.261774	4.867711	-52.56%	0	2008
	9.562947	10.261774	7.31%	0	2007
	9.538524	9.562947	0.26%	0	2006
	9.462252	9.538524	0.81%	0	2005
	8.441551	9.462252	12.09%	0	2004
	6.305355	8.441551	33.88%	0	2003
	10.000000	6.305355	-36.95%	0	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.141451	6.603319	-40.73%	0	2008
	11.119839	11.141451	0.19%	0	2007
	10.047079	11.119839	10.68%	0	2006
	9.760432	10.047079	2.94%	0	2005
	9.377374	9.760432	4.08%	0	2004
	7.171146	9.377374	30.77%	155	2003
	10.000000	7.171146	-28.29%	153	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.192368	10.013295	-34.09%	0	2008
	14.409853	15.192368	5.43%	0	2007
	12.201111	14.409853	18.10%	0	2006
	11.693186	12.201111	4.34%	0	2005
	10.391212	11.693186	12.53%	0	2004
	8.502465	10.391212	22.21%	0	2003
	10.000000	8.502465	-14.98%	0	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.700625	8.666731	-31.76%	0	2008
	12.125716	12.700625	4.74%	0	2007
	11.204927	12.125716	8.22%	0	2006
	10.993619	11.204927	1.92%	0	2005
	10.589157	10.993619	3.82%	0	2004
	9.212494	10.589157	14.94%	0	2003
	10.000000	9.212494	-7.88%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.231452	5.419470	-47.03%	0	2008
	10.132077	10.231452	0.98%	0	2007
	10.000000	10.132077	1.32%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.822570	8.202784	-40.66%	0	2008
	13.108220	13.822570	5.45%	0	2007
	11.763111	13.108220	11.43%	0	2006
	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.833923	7.455703	-31.18%	0	2008
	10.416519	10.833923	4.01%	0	2007
	10.000000	10.416519	4.17%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.493465	9.268369	-11.67%	0	2008
	10.398680	10.493465	0.91%	0	2007
	10.000000	10.398680	3.99%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.988593	7.209163	-39.87%	0	2008
	10.697846	11.988593	12.07%	0	2007
	10.000000	10.697846	6.98%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.213159	6.130054	-45.33%	0	2008
	10.226475	11.213159	9.65%	0	2007
	10.000000	10.226475	2.26%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.759595	5.923551	-39.31%	0	2008
	10.000000	9.759595	-2.40%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.396831	8.030534	-29.54%	0	2008
	11.273516	11.396831	1.09%	0	2007
	10.400579	11.273516	8.39%	0	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	37.580654	15.493149	-58.77%	0	2008
	26.414265	37.580654	42.27%	0	2007
	19.771613	26.414265	33.60%	0	2006
	15.244923	19.771613	29.69%	0	2005
	12.916264	15.244923	18.03%	0	2004
	8.003776	12.916264	61.38%	2,638	2003
	10.000000	8.003776	-19.96%	480	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	28.978949	11.965826	-58.71%	2,879	2008
	20.332185	28.978949	42.53%	1,730	2007
	15.192178	20.332185	33.83%	2,419	2006
	11.700031	15.192178	29.85%	2,850	2005
	10.000000	11.700031	17.00%	3,339	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.434017	-45.66%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.085011	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.095432	-39.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.093540	-39.06%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.326955	-36.73%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.881950	-21.18%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.163165	-28.37%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.026837	-9.73%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.519299	-24.81%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.801819	-31.98%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.260152	-17.40%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.812152	-1.88%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.790412	-2.10%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.796204	-2.04%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.730245	12.383105	5.57%	0	2008
	11.171224	11.730245	5.00%	0	2007
	11.030025	11.171224	1.28%	0	2006
	10.898807	11.030025	1.20%	0	2005
	10.769892	10.898807	1.20%	0	2004
	10.774196	10.769892	-0.04%	0	2003
	10.000000	10.774196	7.74%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.637444	10.717782	-7.90%	0	2008
	11.269790	11.637444	3.26%	0	2007
	10.831478	11.269790	4.05%	0	2006
	10.698139	10.831478	1.25%	2,631	2005
	10.431148	10.698139	2.56%	2,631	2004
	9.864086	10.431148	5.75%	0	2003
	10.000000	9.864086	-1.36%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.524365	10.427276	-16.74%	0	2008
	12.073892	12.524365	3.73%	0	2007
	11.362557	12.073892	6.26%	0	2006
	11.096022	11.362557	2.40%	512	2005
	10.566025	11.096022	5.02%	512	2004
	9.482570	10.566025	11.43%	512	2003
	10.000000	9.482570	-5.17%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.269536	9.987539	-24.73%	1,707	2008
	12.816472	13.269536	3.54%	1,707	2007
	11.743990	12.816472	9.13%	1,707	2006
	11.375064	11.743990	3.24%	1,707	2005
	10.596670	11.375064	7.35%	1,707	2004
	9.006799	10.596670	17.65%	0	2003
	10.000000	9.006799	-9.93%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.330455	9.635038	-32.77%	0	2008
	13.777166	14.330455	4.02%	0	2007
	12.272956	13.777166	12.26%	0	2006
	11.695554	12.272956	4.94%	0	2005
	10.646681	11.695554	9.85%	0	2004
	8.578205	10.646681	24.11%	0	2003
	10.000000	8.578205	-14.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.975533	9.268528	-38.11%	442	2008
	14.423449	14.975533	3.83%	442	2007
	12.592777	14.423449	14.54%	442	2006
	11.904773	12.592777	5.78%	0	2005
	10.653387	11.904773	11.75%	0	2004
	8.243549	10.653387	29.23%	0	2003
	10.000000	8.243549	-17.56%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.413782	9.597141	-37.74%	0	2008
	14.624521	15.413782	5.40%	0	2007
	13.579275	14.624521	7.70%	0	2006
	12.360108	13.579275	9.86%	0	2005
	10.897857	12.360108	13.42%	0	2004
	8.258352	10.897857	31.96%	0	2003
	10.000000	8.258352	-17.42%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.525877	9.022788	-37.88%	0	2008
	13.806181	14.525877	5.21%	0	2007
	12.836571	13.806181	7.55%	0	2006
	11.705067	12.836571	9.67%	0	2005
	10.340640	11.705067	13.19%	0	2004
	7.856725	10.340640	31.62%	0	2003
	10.000000	7.856725	-21.43%	0	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.234681	10.235974	0.01%	12,163	2008
	9.967018	10.234681	2.69%	19,429	2007
	9.729109	9.967018	2.45%	18,207	2006
	9.669135	9.729109	0.62%	16,723	2005
	9.787054	9.669135	-1.20%	15,021	2004
	9.924695	9.787054	-1.39%	0	2003
	10.000000	9.924695	-0.75%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.042180	-39.58%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.276065	8.033821	-47.41%	0	2008
	15.145600	15.276065	0.86%	0	2007
	12.589987	15.145600	20.30%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.124590	7.936587	-47.53%	0	2008
	15.029456	15.124590	0.63%	0	2007
	12.528177	15.029456	19.97%	0	2006
	11.433814	12.528177	9.57%	0	2005
	10.000000	11.433814	14.34%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.275218	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.263383	-37.37%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.185976	-38.14%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.667167	-33.33%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.842952	6.204738	-47.61%	0	2008
	11.037371	11.842952	7.30%	0	2007
	10.935604	11.037371	0.93%	0	2006
	10.356916	10.935604	5.59%	0	2005
	9.338509	10.356916	10.91%	0	2004
	7.107848	9.338509	31.38%	0	2003
	10.000000	7.107848	-28.92%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.291216	9.501962	-33.51%	0	2008
	15.664557	14.291216	-8.77%	0	2007
	13.626769	15.664557	14.95%	0	2006
	13.489499	13.626769	1.02%	0	2005
	11.734769	13.489499	14.95%	0	2004
	7.633713	11.734769	53.72%	0	2003
	10.000000	7.633713	-23.66%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.083863	8.680245	-33.66%	0	2008
	14.392921	13.083863	-9.10%	0	2007
	12.541618	14.392921	14.76%	0	2006
	12.450524	12.541618	0.73%	0	2005
	10.858926	12.450524	14.66%	0	2004
	7.082398	10.858926	53.32%	0	2003
	10.000000	7.082398	-29.18%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	15.958307	9.666295	-39.43%	0	2008
	15.945845	15.958307	0.08%	0	2007
	14.522150	15.945845	9.80%	0	2006
	13.192610	14.522150	10.08%	0	2005
	11.310262	13.192610	16.64%	0	2004
	8.184165	11.310262	38.20%	0	2003
	10.000000	8.184165	-18.16%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.121027	9.738716	-39.59%	9,101	2008
	16.145979	16.121027	-0.15%	8,175	2007
	14.742091	16.145979	9.52%	7,644	2006
	13.429625	14.742091	9.77%	7,482	2005
	11.536574	13.429625	16.41%	7,594	2004
	8.371767	11.536574	37.80%	7,449	2003
	10.000000	8.371767	-16.28%	1,195	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.227110	6.423977	-42.78%	0	2008
	10.619272	11.227110	5.72%	0	2007
	10.000000	10.619272	6.19%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.810294	-1.90%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.557552	-44.42%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.413903	6.610262	-46.75%	0	2008
	11.126580	12.413903	11.57%	0	2007
	10.543158	11.126580	5.53%	0	2006
	10.258875	10.543158	2.77%	0	2005
	9.818637	10.258875	4.48%	0	2004
	7.666204	9.818637	28.08%	0	2003
	10.000000	7.666204	-23.34%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.494300	9.080797	-41.39%	0	2008
	14.869855	15.494300	4.20%	0	2007
	12.892029	14.869855	15.34%	0	2006
	11.504794	12.892029	12.06%	0	2005
	10.000000	11.504794	15.05%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.353730	8.975445	-41.54%	10,724	2008
	14.773726	15.353730	3.93%	9,300	2007
	12.840264	14.773726	15.06%	9,099	2006
	11.487770	12.840264	11.77%	9,427	2005
	10.000000	11.487770	14.88%	9,470	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.348921	10.168716	-41.39%	0	2008
	16.652617	17.348921	4.18%	0	2007
	14.437238	16.652617	15.34%	0	2006
	12.887088	14.437238	12.03%	0	2005
	11.035256	12.887088	16.78%	0	2004
	7.873095	11.035256	40.16%	0	2003
	10.000000	7.873095	-21.27%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.077327	9.985695	-41.53%	0	2008
	16.428712	17.077327	3.95%	0	2007
	14.282980	16.428712	15.02%	0	2006
	12.777097	14.282980	11.79%	0	2005
	10.967304	12.777097	16.50%	0	2004
	7.833401	10.967304	40.01%	8,656	2003
	10.000000	7.833401	-21.67%	1,394	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.531396	1.971572	-79.31%	0	2008
	10.000000	9.531396	-4.69%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.078936	2.733470	-79.10%	0	2008
	13.360902	13.078936	-2.11%	0	2007
	12.458786	13.360902	7.24%	0	2006
	12.424887	12.458786	0.27%	0	2005
	11.635142	12.424887	6.79%	0	2004
	9.577782	11.635142	21.48%	0	2003
	10.000000	9.577782	-4.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.776791	7.684510	-39.86%	0	2008
	12.519221	12.776791	2.06%	0	2007
	11.131200	12.519221	12.47%	0	2006
	10.741068	11.131200	3.63%	0	2005
	10.041862	10.741068	6.96%	0	2004
	8.104101	10.041862	23.91%	0	2003
	10.000000	8.104101	-18.96%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.176541	9.855468	-39.08%	0	2008
	16.710714	16.176541	-3.20%	0	2007
	14.827067	16.710714	12.70%	0	2006
	13.763256	14.827067	7.73%	0	2005
	11.760171	13.763256	17.03%	0	2004
	8.312293	11.760171	41.48%	0	2003
	10.000000	8.312293	-16.88%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.604716	5.835213	-39.25%	0	2008
	9.940208	9.604716	-3.38%	0	2007
	10.000000	9.940208	-0.60%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.414634	12.080055	-16.20%	0	2008
	13.427735	14.414634	7.35%	0	2007
	12.776789	13.427735	5.09%	0	2006
	12.721445	12.776789	0.44%	0	2005
	11.971375	12.721445	6.27%	0	2004
	10.426508	11.971375	14.82%	0	2003
	10.000000	10.426508	4.27%	0	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.398624	8.649897	-39.93%	0	2008
	15.638555	14.398624	-7.93%	0	2007
	13.766406	15.638555	13.60%	0	2006
	13.348624	13.766406	3.13%	0	2005
	12.258826	13.348624	8.89%	0	2004
	10.000000	12.258826	22.59%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	16.944843	9.307018	-45.07%	0	2008
	15.957415	16.944843	6.19%	0	2007
	12.748325	15.957415	25.17%	0	2006
	11.593582	12.748325	9.96%	0	2005
	10.181218	11.593582	13.87%	0	2004
	8.082947	10.181218	25.96%	0	2003
	10.000000	8.082947	-19.17%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.431592	8.575695	-40.58%	0	2008
	16.874186	14.431592	-14.48%	0	2007
	14.678882	16.874186	14.96%	0	2006
	13.993523	14.678882	4.90%	0	2005
	11.313244	13.993523	23.69%	0	2004
	7.714025	11.313244	46.66%	0	2003
	10.000000	7.714025	-22.86%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.396687	7.032473	-38.29%	0	2008
	11.022101	11.396687	3.40%	0	2007
	10.666648	11.022101	3.33%	0	2006
	10.297477	10.666648	3.59%	0	2005
	10.004140	10.297477	2.93%	0	2004
	8.172431	10.004140	22.41%	0	2003
	10.000000	8.172431	-18.28%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.957326	9.615416	-12.25%	0	2008
	10.627583	10.957326	3.10%	0	2007
	10.471001	10.627583	1.50%	0	2006
	10.279707	10.471001	1.86%	0	2005
	10.078970	10.279707	1.99%	0	2004
	10.000000	10.078970	0.79%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.234162	12.889471	-39.30%	0	2008
	26.194678	21.234162	-18.94%	0	2007
	19.414314	26.194678	34.92%	0	2006
	16.967106	19.414314	14.42%	0	2005
	12.723573	16.967106	33.35%	0	2004
	10.000000	12.723573	27.24%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	10.964020	5.467229	-50.13%	0	2008
	9.592436	10.964020	14.30%	0	2007
	9.537357	9.592436	0.58%	0	2006
	9.040867	9.537357	5.49%	0	2005
	8.639826	9.040867	4.64%	0	2004
	6.939769	8.639826	24.50%	498	2003
	10.000000	6.939769	-30.60%	472	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.090632	8.235574	-37.09%	0	2008
	13.677733	13.090632	-4.29%	0	2007
	12.026439	13.677733	13.73%	0	2006
	11.786744	12.026439	2.03%	0	2005
	10.242231	11.786744	15.08%	0	2004
	7.992007	10.242231	28.16%	446	2003
	10.000000	7.992007	-20.08%	458	2002*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.567280	5.920122	-52.89%	0	2008
	12.659119	12.567280	-0.73%	80	2007
	11.442507	12.659119	10.63%	80	2006
	11.079873	11.442507	3.27%	80	2005
	10.205572	11.079873	8.57%	80	2004
	7.816630	10.205572	30.56%	80	2003
	10.000000	7.816630	-21.83%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.107759	6.803986	-43.80%	0	2008
	11.064370	12.107759	9.43%	0	2007
	10.650128	11.064370	3.89%	0	2006
	10.013377	10.650128	6.36%	0	2005
	9.614097	10.013377	4.15%	0	2004
	7.597836	9.614097	26.54%	0	2003
	10.000000	7.597836	-24.02%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.441188	8.011658	-48.12%	0	2008
	14.223650	15.441188	8.56%	0	2007
	12.461820	14.223650	14.14%	0	2006
	11.606957	12.461820	7.37%	0	2005
	10.259619	11.606957	13.13%	0	2004
	7.738098	10.259619	32.59%	0	2003
	10.000000	7.738098	-22.62%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.511272	7.514666	-48.21%	0	2008
	13.402874	14.511272	8.27%	0	2007
	11.769343	13.402874	13.88%	0	2006
	10.996022	11.769343	7.03%	0	2005
	10.000000	10.996022	9.96%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.399301	7.799829	-31.58%	0	2008
	10.765392	11.399301	5.89%	0	2007
	10.000000	10.765392	7.65%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.356258	7.750414	-31.75%	0	2008
	10.748394	11.356258	5.66%	0	2007
	10.000000	10.748394	7.48%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	20.885963	12.162445	-41.77%	0	2008
	18.633403	20.885963	12.09%	0	2007
	14.874913	18.633403	25.27%	0	2006
	12.901375	14.874913	15.30%	0	2005
	10.647352	12.901375	21.17%	0	2004
	8.452716	10.647352	25.96%	0	2003
	10.000000	8.452716	-15.47%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.641393	10.250873	-29.99%	0	2008
	13.646374	14.641393	7.29%	0	2007
	12.523281	13.646374	8.97%	0	2006
	11.879805	12.523281	5.42%	0	2005
	10.655950	11.879805	11.49%	0	2004
	8.544826	10.655950	24.71%	0	2003
	10.000000	8.544826	-14.55%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.581033	7.888844	-41.91%	0	2008
	13.224090	13.581033	2.70%	0	2007
	11.540070	13.224090	14.59%	0	2006
	11.263222	11.540070	2.46%	0	2005
	10.338716	11.263222	8.94%	66	2004
	7.984973	10.338716	29.48%	0	2003
	10.000000	7.984973	-20.15%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.169998	11.517012	-54.24%	0	2008
	24.340921	25.169998	3.41%	0	2007
	18.390265	24.340921	32.36%	0	2006
	16.112161	18.390265	14.14%	0	2005
	13.170914	16.112161	22.33%	0	2004
	9.340939	13.170914	41.00%	0	2003
	10.000000	9.340939	-6.59%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.513086	6.786142	-41.06%	0	2008
	10.346724	11.513086	11.27%	0	2007
	10.630868	10.346724	-2.67%	0	2006
	9.449990	10.630868	12.50%	0	2005
	8.904660	9.449990	6.12%	0	2004
	7.368984	8.904660	20.84%	0	2003
	10.000000	7.368984	-26.31%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.804643	10.575612	-37.07%	0	2008
	16.900144	16.804643	-0.57%	0	2007
	15.107334	16.900144	11.87%	0	2006
	14.463432	15.107334	4.45%	0	2005
	12.400690	14.463432	16.63%	0	2004
	8.985533	12.400690	38.01%	0	2003
	10.000000	8.985533	-10.14%	0	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.055851	10.187872	-32.33%	0	2008
	15.474096	15.055851	-2.70%	0	2007
	13.807289	15.474096	12.07%	0	2006
	13.144576	13.807289	5.04%	0	2005
	11.010032	13.144576	19.39%	0	2004
	8.158043	11.010032	34.96%	0	2003
	10.000000	8.158043	-18.42%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.645525	7.479752	-35.77%	0	2008
	11.031712	11.645525	5.56%	0	2007
	10.313076	11.031712	6.97%	0	2006
	10.160922	10.313076	1.50%	0	2005
	9.766967	10.160922	4.03%	0	2004
	7.913413	9.766967	23.42%	0	2003
	10.000000	7.913413	-20.87%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.730091	8.453225	-38.43%	0	2008
	13.319071	13.730091	3.09%	0	2007
	11.772512	13.319071	13.14%	0	2006
	11.479596	11.772512	2.55%	0	2005
	10.592675	11.479596	8.37%	0	2004
	8.424604	10.592675	25.73%	0	2003
	10.000000	8.424604	-15.75%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.487701	9.508226	-38.61%	0	2008
	15.061819	15.487701	2.83%	0	2007
	13.346625	15.061819	12.85%	0	2006
	13.046686	13.346625	2.30%	0	2005
	12.070134	13.046686	8.09%	0	2004
	10.000000	12.070134	20.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.104736	7.182855	-35.32%	0	2008
	12.579105	11.104736	-11.72%	0	2007
	11.024290	12.579105	14.10%	0	2006
	10.741321	11.024290	2.63%	0	2005
	10.014593	10.741321	7.26%	92	2004
	8.030234	10.014593	24.71%	0	2003
	10.000000	8.030234	-19.70%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.518773	8.624024	-31.11%	0	2008
	11.658171	12.518773	7.38%	0	2007
	10.279188	11.658171	13.42%	0	2006
	10.318778	10.279188	-0.38%	0	2005
	9.835441	10.318778	4.91%	0	2004
	8.105694	9.835441	21.34%	0	2003
	10.000000	8.105694	-18.94%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	13.923551	10.079066	-27.61%	0	2008
	13.777673	13.923551	1.06%	0	2007
	12.720918	13.777673	8.31%	0	2006
	12.698000	12.720918	0.18%	0	2005
	11.768040	12.698000	7.90%	0	2004
	9.864436	11.768040	19.30%	0	2003
	10.000000	9.864436	-1.36%	0	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	14.846099	7.892585	-46.84%	0	2008
	13.837606	14.846099	7.29%	0	2007
	11.881868	13.837606	16.46%	0	2006
	11.120386	11.881868	6.85%	0	2005
	9.953175	11.120386	11.73%	0	2004
	7.706388	9.953175	29.15%	0	2003
	10.000000	7.706388	-22.94%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	16.976766	9.395494	-44.66%	0	2008
	14.687431	16.976766	15.59%	0	2007
	13.853699	14.687431	6.02%	0	2006
	12.548698	13.853699	10.40%	0	2005
	11.098606	12.548698	13.07%	0	2004
	8.088758	11.098606	37.21%	0	2003
	10.000000	8.088758	-19.11%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.454934	10.402394	-9.19%	0	2008
	11.098462	11.454934	3.21%	0	2007
	10.878191	11.098462	2.02%	0	2006
	10.962998	10.878191	-0.77%	0	2005
	10.801441	10.962998	1.50%	0	2004
	10.537952	10.801441	2.50%	0	2003
	10.000000	10.537952	5.38%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.416135	10.337527	-9.45%	0	2008
	11.086493	11.416135	2.97%	0	2007
	10.890980	11.086493	1.80%	0	2006
	11.009630	10.890980	-1.08%	0	2005
	10.878897	11.009630	1.20%	0	2004
	10.634467	10.878897	2.30%	0	2003
	10.000000	10.634467	6.34%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.698343	5.857899	-49.93%	0	2008
	10.164457	11.698343	15.09%	0	2007
	9.570522	10.164457	6.21%	0	2006
	9.048277	9.570522	5.77%	0	2005
	8.380541	9.048277	7.97%	0	2004
	6.557230	8.380541	27.81%	0	2003
	9.088124	6.557230	-27.85%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.479102	5.744861	-49.95%	0	2008
	9.990486	11.479102	14.90%	0	2007
	9.418157	9.990486	6.08%	0	2006
	8.923899	9.418157	5.54%	0	2005
	8.285300	8.923899	7.71%	0	2004
	6.492407	8.285300	27.62%	0	2003
	9.032967	6.492407	-28.13%	0	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	11.934060	8.320267	-30.28%	0	2008
	10.562876	11.934060	12.98%	0	2007
	10.055779	10.562876	5.04%	0	2006
	9.877643	10.055779	1.80%	0	2005
	9.571418	9.877643	3.20%	0	2004
	8.287613	9.571418	15.49%	0	2003
	9.282940	8.287613	-10.72%	0	2002
	9.898537	9.282940	-6.22%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.224125	7.815852	-30.37%	0	2008
	9.950372	11.224125	12.80%	0	2007
	9.481474	9.950372	4.95%	0	2006
	9.326726	9.481474	1.66%	0	2005
	9.053169	9.326726	3.02%	230	2004
	7.855077	9.053169	15.25%	230	2003
	8.815503	7.855077	-10.89%	230	2002
	9.898537	8.815503	-10.94%	230	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	10.714238	6.729125	-37.19%	0	2008
	9.202695	10.714238	16.43%	0	2007
	8.792574	9.202695	4.66%	0	2006
	8.648190	8.792574	1.67%	0	2005
	8.340953	8.648190	3.68%	0	2004
	6.914747	8.340953	20.63%	0	2003
	8.358532	6.914747	-17.27%	0	2002
	9.227372	8.358532	-9.42%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	9.916137	6.221647	-37.26%	0	2008
	8.536754	9.916137	16.16%	0	2007
	8.165845	8.536754	4.54%	0	2006
	8.049291	8.165845	1.45%	0	2005
	7.779703	8.049291	3.47%	0	2004
	6.455842	7.779703	20.51%	0	2003
	7.830346	6.455842	-17.55%	0	2002
	9.413761	7.830346	-16.82%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.223104	7.252672	-35.38%	0	2008
	10.522870	11.223104	6.65%	0	2007
	9.622475	10.522870	9.36%	0	2006
	9.301503	9.622475	3.45%	0	2005
	9.007740	9.301503	3.26%	0	2004
	7.824694	9.007740	15.12%	0	2003
	8.754984	7.824694	-10.63%	0	2002
	9.096128	8.754984	-3.75%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.643292	7.509879	-35.50%	0	2008
	10.934818	11.643292	6.48%	0	2007
	10.011789	10.934818	9.22%	0	2006
	9.685446	10.011789	3.37%	0	2005
	9.404157	9.685446	2.99%	0	2004
	8.177115	9.404157	15.01%	0	2003
	9.167278	8.177115	-10.80%	0	2002
	9.538756	9.167278	-3.89%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.012763	9.000287	-43.79%	0	2008
	13.913635	16.012763	15.09%	0	2007
	12.728796	13.913635	9.31%	0	2006
	11.120741	12.728796	14.46%	0	2005
	9.843498	11.120741	12.98%	0	2004
	7.829445	9.843498	25.72%	0	2003
	8.825197	7.829445	-11.28%	0	2002
	10.282107	8.825197	-14.17%	0	2001

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.148047	7.941526	-43.87%	0	2008
	12.314879	14.148047	14.89%	0	2007
	11.282136	12.314879	9.15%	0	2006
	9.873810	11.282136	14.26%	0	2005
	8.753448	9.873810	12.80%	0	2004
	6.970943	8.753448	25.57%	0	2003
	7.873116	6.970943	-11.46%	0	2002
	9.184118	7.873116	-14.27%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.324066	5.371038	-42.40%	0	2008
	8.903658	9.324066	4.72%	0	2007
	7.973668	8.903658	11.66%	0	2006
	6.728342	7.973668	18.51%	0	2005
	6.782678	6.728342	-0.80%	0	2004
	5.531752	6.782678	22.61%	0	2003
	6.087441	5.531752	-9.13%	0	2002
	8.706414	6.087441	-30.08%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.217209	5.295070	-42.55%	0	2008
	8.817773	9.217209	4.53%	122	2007
	7.909168	8.817773	11.49%	122	2006
	6.690730	7.909168	18.21%	122	2005
	6.744295	6.690730	-0.79%	122	2004
	5.512183	6.744295	22.35%	122	2003
	6.087452	5.512183	-9.45%	0	2002
	8.706410	6.087452	-30.08%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.543105	7.038920	-43.88%	0	2008
	12.628064	12.543105	-0.67%	0	2007
	10.735822	12.628064	17.63%	0	2006
	10.363157	10.735822	3.60%	0	2005
	9.498796	10.363157	9.10%	0	2004
	7.446930	9.498796	27.55%	0	2003
	9.155972	7.446930	-18.70%	0	2002
	9.854339	9.159972	-7.05%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.595286	7.615046	-43.99%	0	2008
	13.706987	13.595286	-0.81%	0	2007
	11.667734	13.706987	17.48%	0	2006
	11.282704	11.667734	3.41%	96	2005
	10.355509	11.282704	8.95%	163	2004
	8.130540	10.355509	27.37%	336	2003
	10.019452	8.130540	-18.85%	336	2002
	10.794562	10.019452	-7.18%	336	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.019598	6.284331	-42.97%	0	2008
	10.045875	11.019598	9.69%	0	2007
	9.074813	10.045875	10.70%	0	2006
	8.615607	9.074813	5.33%	0	2005
	8.317366	8.615607	3.59%	0	2004
	6.870026	8.317366	21.07%	0	2003
	8.419414	6.870026	-18.40%	0	2002
	9.431422	8.419414	-10.73%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.274668	6.416198	-43.09%	0	2008
	10.291538	11.274668	9.55%	0	2007
	9.309506	10.291538	10.55%	0	2006
	8.848925	9.309506	5.20%	0	2005
	8.561232	8.848925	3.36%	0	2004
	7.080318	8.561232	20.92%	0	2003
	8.693027	7.080318	-18.55%	0	2002
	9.754757	8.693027	-10.88%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.038297	3.978233	-55.98%	0	2008
	7.500211	9.038297	20.51%	0	2007
	7.271311	7.500211	3.15%	0	2006
	6.818766	7.271311	6.64%	0	2005
	6.502411	6.818766	4.87%	0	2004
	5.119765	6.502411	27.01%	0	2003
	6.694209	5.119765	-23.52%	0	2002
	7.988718	6.694209	-16.20%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.444225	4.149843	-56.06%	0	2008
	7.845782	9.444225	20.37%	0	2007
	7.619557	7.845782	2.97%	0	2006
	7.157495	7.619557	6.46%	0	2005
	6.836217	7.157495	4.70%	0	2004
	5.393285	6.836217	26.75%	0	2003
	7.060069	5.393285	-23.61%	0	2002
	8.445267	7.060069	-16.40%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.436772	5.393870	-48.32%	0	2008
	8.399362	10.436772	24.26%	0	2007
	8.033852	8.399362	4.55%	0	2006
	7.761188	8.033852	3.51%	0	2005
	7.673205	7.761188	1.15%	0	2004
	5.899618	7.673205	30.06%	0	2003
	8.629292	5.899618	-31.63%	0	2002
	10.709661	8.629292	-19.43%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.111717	4.186350	-48.39%	0	2008
	6.539064	8.111717	24.05%	0	2007
	6.263873	6.539064	4.39%	0	2006
	6.061065	6.263873	3.35%	0	2005
	6.000566	6.061065	1.01%	0	2004
	4.621972	6.000566	29.83%	511	2003
	6.769887	4.621972	-31.73%	511	2002
	8.416295	6.769887	-19.56%	511	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.394378	6.895406	-26.60%	0	2008
	9.343831	9.394378	0.54%	0	2007
	8.579779	9.343831	8.91%	0	2006
	8.543293	8.579779	0.43%	0	2005
	7.967694	8.543293	7.22%	0	2004
	6.406466	7.967694	24.37%	0	2003
	6.312150	6.406466	1.49%	0	2002
	7.315306	6.312150	-13.71%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.150165	7.442434	-26.68%	0	2008
	10.106822	10.150165	0.43%	0	2007
	9.293180	10.106822	8.76%	0	2006
	9.272721	9.293180	0.22%	0	2005
	8.654664	9.272721	7.14%	0	2004
	6.970686	8.654644	24.16%	0	2003
	6.889287	6.970686	1.18%	0	2002
	7.987344	6.889287	-13.75%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.758884	7.151525	-26.72%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.758884	7.151525	-26.72%	0	2008
	10.000000	9.758884	-2.41%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.275660	6.340872	-38.29%	0	2008
	9.950650	10.275660	3.27%	0	2007
	8.777659	9.950650	13.36%	0	2006
	8.548456	8.777659	2.68%	0	2005
	7.889822	8.548456	8.35%	0	2004
	6.272757	7.889822	25.78%	416	2003
	8.236813	6.272757	-23.84%	416	2002
	9.568226	8.236813	-13.91%	416	2001

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.448313	12.744578	-5.23%	0	2008
	13.159231	13.448313	2.20%	0	2007
	12.873972	13.159231	2.22%	0	2006
	12.860791	12.873972	0.10%	0	2005
	12.569906	12.860791	2.31%	0	2004
	12.198169	12.569906	3.05%	0	2003
	11.286070	12.198169	8.08%	0	2002
	10.624285	11.286070	6.23%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	35.113649	20.804496	-40.75%	0	2008
	31.044644	35.113649	13.11%	0	2007
	28.148592	31.044644	10.29%	0	2006
	24.310273	28.148592	15.79%	0	2005
	19.891249	24.310273	22.22%	0	2004
	14.659544	19.891249	35.69%	0	2003
	16.610306	14.659544	-11.74%	0	2002
	17.550308	16.610306	-5.36%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	21.970244	12.996033	-40.85%	0	2008
	19.449341	21.970244	12.96%	0	2007
	17.664358	19.449341	10.10%	0	2006
	15.279991	17.664358	15.60%	0	2005
	12.514089	15.279991	22.10%	0	2004
	9.240929	12.514089	35.42%	335	2003
	10.485654	9.240929	-11.87%	335	2002
	11.096489	10.485654	-5.50%	335	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.317913	11.421623	0.92%	0	2008
	10.986940	11.317913	3.01%	0	2007
	10.693268	10.986940	2.75%	0	2006
	10.594026	10.693268	0.94%	0	2005
	10.686799	10.594026	-0.87%	0	2004
	10.802574	10.686799	-1.07%	0	2003
	10.844990	10.802574	-0.39%	0	2002
	10.632093	10.844990	2.00%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	14.959481	8.224965	-45.02%	0	2008
	13.031869	14.959481	14.79%	0	2007
	11.279497	13.031869	15.54%	0	2006
	9.678616	11.279497	16.54%	0	2005
	8.706766	9.678616	11.16%	0	2004
	6.207036	8.706766	40.27%	0	2003
	7.955555	6.207036	-21.98%	0	2002
	10.318180	7.955555	-22.90%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	12.003862	6.588777	-45.11%	0	2008
	10.470834	12.003862	14.64%	0	2007
	9.076267	10.470834	15.36%	0	2006
	7.800477	9.076267	16.36%	0	2005
	7.027999	7.800477	10.99%	0	2004
	5.016125	7.027999	40.11%	0	2003
	6.438299	5.016125	-22.09%	0	2002
	8.338672	6.438299	-22.79%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	16.899403	9.278251	-45.10%	0	2008
	14.740282	16.899403	14.65%	0	2007
	12.772696	14.740282	15.40%	0	2006
	10.981123	12.772696	16.32%	0	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	16.998090	9.343670	-45.03%	0	2008
	14.805472	16.998090	14.81%	0	2007
	12.814297	14.805472	15.54%	0	2006
	10.999931	12.814297	16.49%	0	2005
	10.000000	10.999931	10.00%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.821348	6.714616	-47.63%	0	2008
	12.835334	12.821348	-0.11%	0	2007
	11.438215	12.835334	12.21%	0	2006
	11.007345	11.438215	3.91%	0	2005
	10.117444	11.007345	8.80%	0	2004
	7.703853	10.117444	31.33%	0	2003
	9.337635	7.703853	-17.50%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.695115	6.639591	-47.70%	0	2008
	12.725517	12.695115	-0.24%	0	2007
	11.355020	12.725517	12.07%	0	2006
	10.952670	11.355020	3.67%	0	2005
	10.080268	10.952670	8.65%	0	2004
	7.694378	10.080268	31.01%	0	2003
	9.337644	7.694378	-17.60%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.090682	7.694625	-52.18%	0	2008
	15.558096	16.090682	3.42%	0	2007
	13.668800	15.558096	13.82%	0	2006
	13.606436	13.668800	0.46%	0	2005
	12.186555	13.606436	11.65%	0	2004
	7.884634	12.186555	54.56%	0	2003
	10.000000	7.884634	-21.15%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.082453	7.196214	-52.29%	0	2008
	14.605151	15.082453	3.27%	0	2007
	12.852492	14.605151	13.64%	0	2006
	12.809829	12.852492	0.33%	0	2005
	11.488020	12.809829	11.51%	0	2004
	7.452860	11.488020	54.14%	0	2003
	10.000000	7.452860	-25.47%	0	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.217059	9.457731	-28.44%	0	2008
	13.829074	13.217059	-4.43%	0	2007
	12.022348	13.829074	15.03%	0	2006
	11.837316	12.022348	1.56%	0	2005
	10.862932	11.837316	8.97%	0	2004
	8.880601	10.862932	22.32%	0	2003
	10.000000	8.880601	-11.19%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.081556	9.999145	-41.46%	0	2008
	15.062752	17.081556	13.40%	0	2007
	12.635456	15.062752	19.21%	0	2006
	11.675913	12.635456	8.22%	0	2005
	10.027665	11.675913	16.44%	0	2004
	7.723242	10.027665	29.84%	0	2003
	10.000000	7.723242	-22.77%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.106452	10.682787	-37.55%	0	2008
	16.457204	17.106452	3.95%	0	2007
	15.167281	16.457204	8.50%	0	2006
	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	0	2004
	10.000000	12.133402	21.33%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.124834	6.866874	-38.27%	0	2008
	10.230971	11.124834	8.74%	92	2007
	9.733537	10.230971	5.11%	92	2006
	9.533702	9.733537	2.10%	92	2005
	8.930782	9.533702	6.75%	92	2004
	7.436550	8.930782	20.09%	92	2003
	10.000000	7.436550	-25.63%	0	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.231016	4.850628	-52.59%	0	2008
	9.539183	10.231016	7.25%	0	2007
	9.519661	9.539183	0.21%	0	2006
	9.448349	9.519661	0.75%	0	2005
	8.433459	9.448349	12.03%	107	2004
	6.302521	8.433459	33.81%	0	2003
	10.000000	6.302521	-36.97%	0	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.108098	6.580185	-40.76%	0	2008
	11.092236	11.108098	0.14%	0	2007
	10.027241	11.092236	10.62%	0	2006
	9.746111	10.027241	2.88%	0	2005
	9.368388	9.746111	4.03%	0	2004
	7.167934	9.368388	30.70%	0	2003
	10.000000	7.167934	-28.32%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.146862	9.978196	-34.12%	0	2008
	14.374062	15.146862	5.38%	0	2007
	12.177000	14.374062	18.04%	0	2006
	11.676025	12.177000	4.29%	0	2005
	10.381268	11.676025	12.47%	0	2004
	8.498659	10.381268	22.15%	0	2003
	10.000000	8.498659	-15.01%	0	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.664519	8.637670	-31.80%	0	2008
	12.097442	12.664519	4.69%	0	2007
	11.184498	12.097442	8.16%	0	2006
	10.979163	11.184498	1.87%	0	2005
	10.580647	10.979163	3.77%	0	2004
	9.209781	10.580647	14.88%	0	2003
	10.000000	9.209781	-7.90%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.222738	5.412079	-47.06%	0	2008
	10.128652	10.222738	0.93%	0	2007
	10.000000	10.128652	1.29%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.796770	8.183285	-40.69%	0	2008
	13.090466	13.796770	5.40%	0	2007
	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.824700	7.445547	-31.22%	0	2008
	10.412999	10.824700	3.95%	0	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.484532	9.255754	-11.72%	0	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.978384	7.199342	-39.90%	0	2008
	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.203628	6.121705	-45.36%	0	2008
	10.223017	11.203628	9.59%	0	2007
	10.000000	10.223017	2.23%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	0	2007
	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	37.468144	15.438846	-58.79%	0	2008
	26.348683	37.468144	42.20%	0	2007
	19.732557	26.348683	33.53%	0	2006
	15.222542	19.732557	29.63%	0	2005
	12.903898	15.222542	17.97%	0	2004
	8.000192	12.903898	61.29%	0	2003
	10.000000	8.000192	-20.00%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	28.924923	11.937394	-58.73%	0	2008
	20.304691	28.924923	42.45%	0	2007
	15.179352	20.304691	33.77%	0	2006
	11.696090	15.179352	29.78%	0	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.432161	-45.68%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.083276	-49.17%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.093352	-39.07%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.091458	-39.09%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.879262	-21.21%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.808813	-1.91%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.787083	-2.13%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.792877	-2.07%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.695144	12.339755	5.51%	0	2008
	11.143505	11.695144	4.95%	0	2007
	11.008261	11.143505	1.23%	0	2006
	10.882837	11.008261	1.15%	0	2005
	10.759596	10.882837	1.15%	0	2004
	10.769392	10.759596	-0.09%	0	2003
	10.000000	10.769392	7.69%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.602599	10.680241	-7.95%	0	2008
	11.241807	11.602599	3.21%	0	2007
	10.810079	11.241807	3.99%	0	2006
	10.682437	10.810079	1.19%	0	2005
	10.421167	10.682437	2.51%	0	2004
	9.859675	10.421167	5.69%	0	2003
	10.000000	9.859675	-1.40%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.486893	10.390774	-16.79%	0	2008
	12.043944	12.486893	3.68%	0	2007
	11.340140	12.043944	6.21%	0	2006
	11.079764	11.340140	2.35%	0	2005
	10.555919	11.079764	4.96%	0	2004
	9.478335	10.555919	11.37%	0	2003
	10.000000	9.478335	-5.22%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.229808	9.952559	-24.77%	638	2008
	12.784662	13.229808	3.48%	1,151	2007
	11.720796	12.784662	9.08%	1,151	2006
	11.358376	11.720796	3.19%	1,151	2005
	10.586524	11.358376	7.29%	1,151	2004
	9.002767	10.586524	17.59%	513	2003
	10.000000	9.002767	-9.97%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.287524	9.601269	-32.80%	0	2008
	13.742952	14.287524	3.96%	77	2007
	12.248708	13.742952	12.20%	77	2006
	11.678394	12.248708	4.88%	77	2005
	10.636483	11.678394	9.80%	77	2004
	8.574362	10.636483	24.05%	77	2003
	10.000000	8.574362	-14.26%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.930713	9.236069	-38.14%	0	2008
	14.387661	14.930713	3.77%	0	2007
	12.567923	14.387661	14.48%	0	2006
	11.887323	12.567923	5.73%	93	2005
	10.643192	11.887323	11.69%	93	2004
	8.239862	10.643192	29.17%	0	2003
	10.000000	8.239862	-17.60%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.370012	9.564996	-37.77%	0	2008
	14.590476	15.370012	5.34%	0	2007
	13.554553	14.590476	7.64%	0	2006
	12.343864	13.554553	9.81%	0	2005
	10.889088	12.343864	13.36%	0	2004
	8.255915	10.889088	31.89%	0	2003
	10.000000	8.255915	-17.44%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.483901	8.992109	-37.92%	0	2008
	13.773359	14.483901	5.16%	0	2007
	12.812574	13.773359	7.50%	0	2006
	11.689122	12.812574	9.61%	0	2005
	10.331822	11.689122	13.14%	0	2004
	7.854035	10.331822	31.55%	0	2003
	10.000000	7.854035	-21.46%	0	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.203835	10.199917	-0.04%	0	2008
	9.942079	10.203835	2.63%	0	2007
	9.709705	9.942079	2.39%	0	2006
	9.654764	9.709705	0.57%	0	2005
	9.777495	9.654764	-1.26%	0	2004
	9.920064	9.777495	-1.44%	0	2003
	10.000000	9.920064	-0.80%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.040119	-39.60%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.247531	8.014714	-47.44%	0	2008
	15.125073	15.247531	0.81%	0	2007
	12.579326	15.125073	20.24%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.096355	7.917718	-47.55%	0	2008
	15.009110	15.096355	0.58%	0	2007
	12.517575	15.009110	19.90%	0	2006
	11.429957	12.517575	9.52%	0	2005
	10.000000	11.429957	14.30%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.273070	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.183862	-38.16%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.664890	-33.35%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.807494	6.182992	-47.64%	0	2008
	11.009965	11.807494	7.24%	0	2007
	10.913993	11.009965	0.88%	0	2006
	10.341717	10.913993	5.53%	0	2005
	9.329562	10.341717	10.85%	0	2004
	7.104654	9.329562	31.32%	0	2003
	10.000000	7.104654	-28.95%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.250591	9.470102	-33.55%	0	2008
	15.628050	14.250591	-8.81%	0	2007
	13.601937	15.628050	14.90%	0	2006
	13.471765	13.601937	0.97%	0	2005
	11.725320	13.471765	14.89%	0	2004
	7.631462	11.725320	53.64%	0	2003
	10.000000	7.631462	-23.69%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.046099	8.650763	-33.69%	0	2008
	14.358749	13.046099	-9.14%	0	2007
	12.518210	14.358749	14.70%	0	2006
	12.433603	12.518210	0.68%	0	2005
	10.849698	12.433603	14.60%	0	2004
	7.079974	10.849698	53.24%	0	2003
	10.000000	7.079974	-29.20%	0	2002

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	15.912963	9.633900	-39.46%	0	2008
	15.908691	15.912963	0.03%	0	2007
	14.495690	15.908691	9.75%	0	2006
	13.175268	14.495690	10.02%	0	2005
	11.301153	13.175268	16.58%	0	2004
	8.181745	11.301153	38.13%	0	2003
	10.000000	8.181745	-18.18%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.072778	9.704599	-39.62%	0	2008
	16.105934	16.072778	-0.21%	0	2007
	14.713018	16.105934	9.47%	0	2006
	13.409950	14.713018	9.72%	0	2005
	11.525542	13.409950	16.35%	0	2004
	8.368027	11.525542	37.73%	0	2003
	10.000000	8.368027	-16.32%	0	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.217568	6.415224	-42.81%	0	2008
	10.615687	11.217568	5.67%	0	2007
	10.000000	10.615687	6.16%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.806953	-1.93%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.555654	-44.44%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.376736	6.587095	-46.78%	0	2008
	11.098963	12.376736	11.51%	0	2007
	10.522347	11.098963	5.48%	0	2006
	10.243818	10.522347	2.72%	202	2005
	9.809227	10.243818	4.43%	202	2004
	7.662759	9.809227	28.01%	0	2003
	10.000000	7.662759	-23.37%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.465396	9.059228	-41.42%	0	2008
	14.849737	15.465396	4.15%	0	2007
	12.881137	14.849737	15.28%	0	2006
	11.500918	12.881137	12.00%	0	2005
	10.000000	11.500918	15.01%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.325079	8.954115	-41.57%	0	2008
	14.753720	15.325079	3.87%	0	2007
	12.829390	14.753720	15.00%	0	2006
	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.299602	10.134617	-41.42%	0	2008
	16.613807	17.299602	4.13%	0	2007
	14.410929	16.613807	15.29%	0	2006
	12.870149	14.410929	11.97%	0	2005
	11.026373	12.870149	16.72%	0	2004
	7.870764	11.026373	40.09%	0	2003
	10.000000	7.870764	-21.29%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	17.026221	9.950725	-41.56%	0	2008
	16.387956	17.026221	3.89%	0	2007
	14.254788	16.387956	14.96%	0	2006
	12.758362	14.254788	11.73%	0	2005
	10.956816	12.758362	16.44%	0	2004
	7.829889	10.956816	39.94%	0	2003
	10.000000	7.829889	-21.70%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.528140	1.969888	-79.33%	0	2008
	10.000000	9.528140	-4.72%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.041775	2.724308	-79.11%	0	2008
	13.329787	13.041775	-2.16%	0	2007
	12.436090	13.329787	7.19%	0	2006
	12.408560	12.436090	0.22%	0	2005
	11.625785	12.408560	6.73%	0	2004
	9.574959	11.625785	21.42%	0	2003
	10.000000	9.574959	-4.25%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.738534	7.657584	-39.89%	0	2008
	12.488147	12.738534	2.00%	0	2007
	11.109213	12.488147	12.41%	0	2006
	10.725304	11.109213	3.58%	0	2005
	10.032249	10.725304	6.91%	0	2004
	8.100470	10.032249	23.85%	0	2003
	10.000000	8.100470	-19.00%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.130583	9.822434	-39.11%	0	2008
	16.671783	16.130583	-3.25%	0	2007
	14.800054	16.671783	12.65%	0	2006
	13.745172	14.800054	7.67%	0	2005
	11.750714	13.745172	16.97%	0	2004
	8.309842	11.750714	41.41%	0	2003
	10.000000	8.309842	-16.90%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.596542	5.827262	-39.28%	0	2008
	9.936849	9.596542	-3.42%	0	2007
	10.000000	9.936849	-0.63%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.371455	12.037732	-16.24%	0	2008
	13.394389	14.371455	7.29%	0	2007
	12.751541	13.394389	5.04%	0	2006
	12.702774	12.751541	0.38%	0	2005
	11.959911	12.702774	6.21%	0	2004
	10.421844	11.959911	14.76%	0	2003
	10.000000	10.421844	4.22%	0	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.364366	8.624901	-39.96%	0	2008
	15.609361	14.364366	-7.98%	0	2007
	13.747700	15.609361	13.54%	0	2006
	13.337274	13.747700	3.08%	0	2005
	12.254650	13.337274	8.83%	0	2004
	10.000000	12.254650	22.55%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	16.896652	9.275800	-45.10%	0	2008
	15.920198	16.896652	6.13%	0	2007
	12.725055	15.920198	25.11%	0	2006
	11.578311	12.725055	9.90%	0	2005
	10.173004	11.578311	13.81%	0	2004
	8.080557	10.173004	25.89%	0	2003
	10.000000	8.080557	-19.19%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.390586	8.546953	-40.61%	0	2008
	16.834882	14.390586	-14.52%	0	2007
	14.652153	16.834882	14.90%	0	2006
	13.975140	14.652153	4.84%	0	2005
	11.304148	13.975140	23.63%	0	2004
	7.711748	11.304148	46.58%	0	2003
	10.000000	7.711748	-22.88%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.364308	7.008913	-38.33%	0	2008
	10.996424	11.364308	3.35%	0	2007
	10.647221	10.996424	3.28%	0	2006
	10.283953	10.647221	3.53%	0	2005
	9.996085	10.283953	2.88%	0	2004
	8.170019	9.996085	22.35%	0	2003
	10.000000	8.170019	-18.30%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.931263	9.587654	-12.29%	0	2008
	10.607728	10.931263	3.05%	0	2007
	10.456755	10.607728	1.44%	0	2006
	10.270946	10.456755	1.81%	0	2005
	10.075530	10.270946	1.94%	0	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.183670	12.852219	-39.33%	0	2008
	26.145809	21.183670	-18.98%	0	2007
	19.387945	26.145809	34.86%	0	2006
	16.952678	19.387945	14.37%	0	2005
	12.719241	16.952678	33.28%	0	2004
	10.000000	12.719241	27.19%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	10.931204	5.448069	-50.16%	0	2008
	9.568631	10.931204	14.24%	95	2007
	9.518525	9.568631	0.53%	95	2006
	9.027599	9.518525	5.44%	95	2005
	8.631556	9.027599	4.59%	177	2004
	6.936655	8.631556	24.43%	95	2003
	10.000000	6.936655	-30.63%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.051438	8.206715	-37.12%	0	2008
	13.643785	13.051438	-4.34%	0	2007
	12.002701	13.643785	13.67%	0	2006
	11.769458	12.002701	1.98%	0	2005
	10.232432	11.769458	15.02%	66	2004
	7.988436	10.232432	28.09%	0	2003
	10.000000	7.988436	-20.12%	0	2002*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.529602	5.899343	-52.92%	0	2008
	12.627644	12.529602	-0.78%	0	2007
	11.419875	12.627644	10.58%	0	2006
	11.063583	11.419875	3.22%	0	2005
	10.195780	11.063583	8.51%	0	2004
	7.813125	10.195780	30.50%	0	2003
	10.000000	7.813125	-21.87%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.071460	6.780109	-43.83%	0	2008
	11.036863	12.071460	9.37%	0	2007
	10.629065	11.036863	3.84%	0	2006
	9.998667	10.629065	6.30%	0	2005
	9.604882	9.998667	4.10%	0	2004
	7.594426	9.604882	26.47%	0	2003
	10.000000	7.594426	-24.06%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.397283	7.984787	-48.14%	0	2008
	14.190485	15.397283	8.50%	0	2007
	12.439091	14.190485	14.08%	0	2006
	11.591679	12.439091	7.31%	0	2005
	10.251345	11.591679	13.07%	0	2004
	7.735808	10.251345	32.52%	0	2003
	10.000000	7.735808	-22.64%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.484173	7.496792	-48.24%	0	2008
	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006
	10.992318	11.759388	6.98%	0	2005
	10.000000	10.992318	9.92%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.389541	7.789155	-31.61%	0	2008
	10.761695	11.389541	5.83%	0	2007
	10.000000	10.761695	7.62%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.346542	7.739824	-31.79%	0	2008
	10.744710	11.346542	5.60%	1,255	2007
	10.000000	10.744710	7.45%	1,255	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	20.823365	12.119788	-41.80%	0	2008
	18.587103	20.823365	12.03%	0	2007
	14.845510	18.587103	25.20%	0	2006
	12.882422	14.845510	15.24%	0	2005
	10.637141	12.882422	21.11%	0	2004
	8.448918	10.637141	25.90%	0	2003
	10.000000	8.448918	-15.51%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.599760	10.216493	-30.02%	0	2008
	13.614554	14.599760	7.24%	0	2007
	12.500440	13.614554	8.91%	0	2006
	11.864183	12.500440	5.36%	0	2005
	10.647375	11.864183	11.43%	0	2004
	8.542304	10.647375	24.64%	0	2003
	10.000000	8.542304	-14.58%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.540347	7.861189	-41.94%	0	2008
	13.191244	13.540347	2.65%	0	2007
	11.517271	13.191244	14.53%	0	2006
	11.246698	11.517271	2.41%	0	2005
	10.328809	11.246698	8.89%	0	2004
	7.981388	10.328809	29.41%	0	2003
	10.000000	7.981388	-20.19%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.094614	11.476632	-54.27%	0	2008
	24.280491	25.094614	3.35%	0	2007
	18.353939	24.280491	32.29%	0	2006
	16.088523	18.353939	14.08%	0	2005
	13.158299	16.088523	22.27%	0	2004
	9.336747	13.158299	40.93%	0	2003
	10.000000	9.336747	-6.63%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.478610	6.762356	-41.09%	0	2008
	10.321035	11.478610	11.22%	0	2007
	10.609883	10.321035	-2.72%	0	2006
	9.436134	10.609883	12.44%	0	2005
	8.896132	9.436134	6.07%	0	2004
	7.365674	8.896132	20.78%	0	2003
	10.000000	7.365674	-26.34%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.754257	10.538502	-37.10%	0	2008
	16.858131	16.754257	-0.62%	0	2007
	15.077460	16.858131	11.81%	0	2006
	14.442174	15.077460	4.40%	0	2005
	12.388790	14.442174	16.57%	0	2004
	8.981493	12.388790	37.94%	0	2003
	10.000000	8.981493	-10.19%	0	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.013038	10.153697	-32.37%	0	2008
	15.438022	15.013038	-2.75%	0	2007
	13.782120	15.438022	12.01%	0	2006
	13.127293	13.782120	4.99%	0	2005
	11.001166	13.127293	19.33%	0	2004
	8.155629	11.001166	34.89%	0	2003
	10.000000	8.155629	-18.44%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.612442	7.454689	-35.80%	0	2008
	11.006008	11.612442	5.51%	0	2007
	10.294283	11.006008	6.91%	0	2006
	10.147567	10.294283	1.45%	0	2005
	9.759111	10.147567	3.98%	0	2004
	7.911070	9.759111	23.36%	0	2003
	10.000000	7.911070	-20.89%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.691078	8.424891	-38.46%	0	2008
	13.288042	13.691078	3.03%	0	2007
	11.751059	13.288042	13.08%	0	2006
	11.464515	11.751059	2.50%	0	2005
	10.584155	11.464515	8.32%	0	2004
	8.422115	10.584155	25.67%	0	2003
	10.000000	8.422115	-15.78%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.450846	9.480743	-38.64%	0	2008
	15.033691	15.450846	2.77%	0	2007
	13.328490	15.033691	12.79%	0	2006
	13.035589	13.328490	2.25%	0	2005
	12.066029	13.035589	8.04%	0	2004
	10.000000	12.066029	20.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.072641	7.158432	-35.35%	0	2008
	12.549183	11.072641	-11.77%	0	2007
	11.003666	12.549183	14.05%	0	2006
	10.726694	11.003666	2.58%	0	2005
	10.006067	10.726694	7.20%	0	2004
	8.027486	10.006067	24.65%	0	2003
	10.000000	8.027486	-19.73%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.482597	8.594710	-31.15%	0	2008
	11.630461	12.482597	7.33%	0	2007
	10.259989	11.630461	13.36%	0	2006
	10.304751	10.259989	-0.43%	0	2005
	9.827076	10.304751	4.86%	0	2004
	8.102923	9.827076	21.28%	0	2003
	10.000000	8.102923	-18.97%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	13.881817	10.043718	-27.65%	0	2008
	13.743431	13.881817	1.01%	0	2007
	12.695759	13.743431	8.25%	0	2006
	12.679338	12.695759	0.13%	0	2005
	11.756745	12.679338	7.85%	0	2004
	9.860009	11.756745	19.24%	0	2003
	10.000000	9.860009	-1.40%	0	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	14.803874	7.866111	-46.86%	0	2008
	13.805334	14.803874	7.23%	0	2007
	11.860193	13.805334	16.40%	0	2006
	11.105748	11.860193	6.79%	0	2005
	9.945151	11.105748	11.67%	0	2004
	7.704102	9.945151	29.09%	0	2003
	10.000000	7.704102	-22.96%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	16.928510	9.363988	-44.69%	0	2008
	14.653197	16.928510	15.53%	0	2007
	13.828450	14.653197	5.96%	0	2006
	12.532194	13.828450	10.34%	0	2005
	11.089670	12.532194	13.01%	0	2004
	8.086367	11.089670	37.14%	0	2003
	10.000000	8.086367	-19.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.422344	10.367503	-9.23%	0	2008
	11.072563	11.422344	3.16%	0	2007
	10.858344	11.072563	1.97%	0	2006
	10.948569	10.858344	-0.82%	0	2005
	10.792733	10.948569	1.44%	0	2004
	10.534838	10.792733	2.45%	0	2003
	10.000000	10.534838	5.35%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.383159	10.302405	-9.49%	0	2008
	11.060137	11.383159	2.92%	0	2007
	10.870631	11.060137	1.74%	0	2006
	10.994650	10.870631	-1.13%	0	2005
	10.869642	10.994650	1.15%	0	2004
	10.630846	10.869642	2.25%	0	2003
	10.000000	10.630846	6.31%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.656594	5.833996	-49.95%	0	2008
	10.133392	11.656594	15.03%	0	2007
	9.546144	10.133392	6.15%	0	2006
	9.029832	9.546144	5.72%	0	2005
	8.367728	9.029832	7.91%	0	2004
	6.550540	8.367728	27.74%	0	2003
	9.083493	6.550540	-27.89%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.438173	5.721443	-49.98%	0	2008
	9.959970	11.438173	14.84%	0	2007
	9.394164	9.959970	6.02%	0	2006
	8.905705	9.394164	5.48%	0	2005
	8.272633	8.905705	7.65%	0	2004
	6.485789	8.272633	27.55%	0	2003
	9.028374	6.485789	-28.16%	0	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	11.881379	8.279303	-30.32%	0	2008
	10.521653	11.881379	12.92%	0	2007
	10.021635	10.521653	4.99%	0	2006
	9.849114	10.021635	1.75%	0	2005
	9.548650	9.849114	3.15%	0	2004
	8.272117	9.548650	15.43%	0	2003
	9.270309	8.272117	-10.77%	0	2002
	9.890153	9.270309	6.27%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.180283	7.781340	-30.40%	0	2008
	9.916583	11.180283	12.74%	0	2007
	9.454088	9.916583	4.89%	0	2006
	9.304517	9.454088	1.61%	0	2005
	9.036223	9.304517	2.97%	0	2004
	7.844378	9.036223	15.19%	0	2003
	8.808000	7.844378	-10.94%	0	2002
	9.410582	8.808000	-6.4	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	10.666895	6.695964	-37.23%	0	2008
	9.166733	10.666895	16.37%	0	2007
	8.762682	9.166733	4.61%	0	2006
	8.623188	8.762682	1.62%	0	2005
	8.321089	8.623188	3.63%	0	2004
	6.901812	8.321089	20.56%	0	2003
	8.347152	6.901812	-17.32%	0	2002
	9.219561	8.347152	-9.46%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	9.877405	6.194176	-37.29%	0	2008
	8.507771	9.877405	16.10%	0	2007
	8.142266	8.507771	4.49%	0	2006
	8.030142	8.142266	1.40%	0	2005
	7.765156	8.030142	3.41%	0	2004
	6.447048	7.765156	20.45%	0	2003
	7.823673	6.447048	-17.60%	0	2002
	8.649988	7.823673	-9.55%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.173548	7.216955	-35.41%	0	2008
	10.481785	11.173548	6.60%	0	2007
	9.589794	10.481785	9.30%	0	2006
	9.274635	9.589794	3.40%	0	2005
	8.986311	9.274635	3.21%	0	2004
	7.810067	8.986311	15.06%	0	2003
	8.743085	7.810067	-10.67%	0	2002
	9.088432	8.743085	-3.80%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.597799	7.476704	-35.53%	0	2008
	10.897684	11.597799	6.42%	0	2007
	9.982873	10.897684	9.16%	0	2006
	9.662384	9.982873	3.32%	0	2005
	9.386556	9.662384	2.94%	0	2004
	8.165983	9.386556	14.95%	0	2003
	9.159474	8.165983	-10.85%	0	2002
	9.535534	9.159474	-3.94%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	15.942134	8.955996	-43.82%	0	2008
	13.859370	15.942134	15.03%	0	2007
	12.685607	13.859370	9.25%	0	2006
	11.088647	12.685607	14.40%	0	2005
	9.820090	11.088647	12.92%	0	2004
	7.814811	9.820090	25.66%	0	2003
	8.813204	7.814811	-11.33%	0	2002
	10.273408	8.813204	-14.21%	0	2001

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.092805	7.906469	-43.90%	0	2008
	12.273086	14.092805	14.83%	3,564	2007
	11.249569	12.273086	9.10%	3,797	2006
	9.850318	11.249569	14.21%	3,797	2005
	8.737084	9.850318	12.74%	3,797	2004
	6.961464	8.737084	25.51%	233	2003
	7.866423	6.961464	-11.50%	135	2002
	9.181022	7.866423	-14.32%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.289616	5.348459	-42.43%	0	2008
	8.875308	9.289616	4.67%	0	2007
	7.952323	8.875308	11.61%	0	2006
	6.713755	7.952323	18.45%	0	2005
	6.771436	6.713755	-0.85%	0	2004
	5.525401	6.771436	22.55%	0	2003
	6.083557	5.525401	-9.17%	0	2002
	8.705343	6.083557	-30.12%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.183181	5.272819	-42.58%	0	2008
	8.789716	9.183181	4.48%	0	2007
	7.888018	8.789716	11.43%	0	2006
	6.676225	7.888018	18.15%	0	2005
	6.733103	6.676225	-0.84%	0	2004
	5.505837	6.733103	22.29%	0	2003
	6.083556	5.505837	-9.50%	0	2002
	8.705338	6.083556	-30.12%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.487770	7.004275	-43.91%	0	2008
	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	0	2004
	7.433007	9.476212	27.49%	0	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.542194	7.581423	-44.02%	0	2008
	13.660471	13.542194	-0.87%	0	2007
	11.634053	13.660471	17.42%	0	2006
	11.255864	11.634053	3.36%	0	2005
	10.336152	11.255864	8.90%	0	2004
	8.119480	10.336152	27.30%	0	2003
	10.010938	8.119480	-18.89%	0	2002
	10.790928	10.010938	-7.23%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	10.970881	6.253345	-43.00%	0	2008
	10.006609	10.970881	9.64%	0	2007
	9.043944	10.006609	10.64%	0	2006
	8.590677	9.043944	5.28%	0	2005
	8.297545	8.590677	3.53%	0	2004
	6.857159	8.297545	21.01%	0	2003
	8.407949	6.857159	-18.44%	0	2002
	9.423426	8.407949	-10.78%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.230588	6.387842	-43.12%	0	2008
	10.256576	11.230588	9.50%	0	2007
	9.282613	10.256576	10.49%	0	2006
	8.827851	9.282613	5.15%	0	2005
	8.545208	8.827851	3.31%	0	2004
	7.070677	8.545208	20.85%	0	2003
	8.685647	7.070677	-18.59%	0	2002
	9.751458	8.685647	-10.93%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	8.998395	3.958633	-56.01%	0	2008
	7.470926	8.998395	20.45%	0	2007
	7.246617	7.470926	3.10%	0	2006
	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002
	7.981954	6.685100	-16.25	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.407298	4.131487	-56.08%	0	2008
	7.819121	9.407298	20.31%	0	2007
	7.597535	7.819121	2.92%	0	2006
	7.140450	7.597535	6.40%	0	2005
	6.823424	7.140450	4.65%	0	2004
	5.385931	6.823424	26.69%	0	2003
	7.054057	5.385931	-23.65%	0	2002
	8.442412	7.054057	-16.45%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.390708	5.367319	-48.35%	0	2008
	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	0	2003
	8.617548	5.888587	-31.67%	0	2002
	10.700597	8.617548	-19.47%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.080028	4.167859	-48.42%	0	2008
	6.516858	8.080028	23.99%	0	2007
	6.245776	6.516858	4.34%	0	2006
	6.046633	6.245776	3.29%	0	2005
	5.989318	6.046633	0.96%	0	2004
	4.615661	5.989318	29.76%	0	2003
	6.764100	4.615661	-31.76%	0	2002
	8.413449	6.764100	-19.60%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.352908	6.861448	-26.64%	0	2008
	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	0	2005
	7.948720	8.518596	7.17%	0	2004
	6.394476	7.948720	24.31%	0	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.110515	7.409578	-26.71%	0	2008
	10.072501	10.110515	0.38%	0	2007
	9.266331	10.072501	8.70%	0	2006
	9.250648	9.266331	0.17%	0	2005
	8.638437	9.250648	7.09%	0	2004
	6.961187	8.638437	24.09%	0	2003
	6.883407	6.961187	1.13%	0	2002
	7.984639	6.883407	-13.79%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.755552	7.145436	-26.76%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.755552	7.145436	-26.76%	0	2008
	10.000000	9.755552	-2.44%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.230291	6.309640	-38.32%	0	2008
	9.911798	10.230291	3.21%	0	2007
	8.747835	9.911798	13.31%	0	2006
	8.523745	8.747835	2.63%	0	2005
	7.871028	8.523745	8.29%	0	2004
	6.261011	7.871028	25.71%	0	2003
	8.225616	6.261011	-23.88%	0	2002
	9.560129	8.225616	-13.96%	0	2001

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.388949	12.681841	-5.28%	0	2008
	13.107872	13.388949	2.14%	0	2007
	12.830261	13.107872	2.16%	0	2006
	12.823648	12.830261	0.05%	0	2005
	12.539994	12.823648	2.26%	0	2004
	12.175372	12.539994	2.99%	0	2003
	11.270732	12.175372	8.03%	0	2002
	10.615284	11.270732	6.17%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	34.958721	20.702105	-40.78%	0	2008
	30.923543	34.958721	13.05%	0	2007
	28.053071	30.923543	10.23%	0	2006
	24.240111	28.053071	15.73%	0	2005
	19.843968	24.240111	22.15%	0	2004
	14.632159	19.843968	35.62%	0	2003
	16.587752	14.632159	-11.79%	0	2002
	17.535475	16.587752	-5.40%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	21.884408	12.938633	-40.88%	0	2008
	19.383310	21.884408	12.90%	0	2007
	17.613359	19.383310	10.05%	0	2006
	15.243632	17.613359	15.55%	0	2005
	12.490690	15.243632	22.04%	0	2004
	9.228362	12.490690	35.35%	0	2003
	10.476740	9.228362	-11.92%	0	2002
	11.092753	10.476740	-5.55%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.267916	11.365362	0.86%	0	2008
	10.944024	11.267916	2.96%	0	2007
	10.656922	10.944024	2.69%	0	2006
	10.563395	10.656922	0.89%	0	2005
	10.661343	10.563395	-0.92%	0	2004
	10.782346	10.661343	-1.12%	0	2003
	10.830212	10.782346	-0.44%	0	2002
	10.623055	10.830212	1.95%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	14.893482	8.184488	-45.05%	0	2008
	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	11.956951	6.559666	-45.14%	0	2008
	10.435280	11.956951	14.58%	0	2007
	9.050045	10.435280	15.31%	0	2006
	7.781910	9.050045	16.30%	0	2005
	7.014848	7.781910	10.93%	0	2004
	5.009290	7.014848	40.04%	0	2003
	6.432812	5.009290	-22.13%	0	2002
	8.335856	6.432812	-22.83%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	16.867887	9.256215	-45.13%	0	2008
	14.720344	16.867887	14.59%	0	2007
	12.761915	14.720344	15.35%	0	2006
	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	16.966368	9.321456	-45.06%	0	2008
	14.785423	16.966368	14.75%	0	2007
	12.803467	14.785423	15.48%	0	2006
	10.996226	12.803467	16.44%	0	2005
	10.000000	10.996226	9.96%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.778316	6.688658	-47.66%	0	2008
	12.798828	12.778316	-0.16%	0	2007
	11.411481	12.798828	12.16%	0	2006
	10.987213	11.411481	3.86%	0	2005
	10.104094	10.987213	8.74%	0	2004
	7.697602	10.104094	31.26%	0	2003
	9.334845	7.697602	-17.54%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.652505	6.613904	-47.73%	0	2008
	12.689319	12.652505	-0.29%	0	2007
	11.328478	12.689319	12.01%	0	2006
	10.932634	11.328478	3.62%	0	2005
	10.066968	10.932634	8.60%	0	2004
	7.688145	10.066968	30.94%	0	2003
	9.334852	7.688145	-17.64%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.044953	7.668824	-52.20%	0	2008
	15.521846	16.044953	3.37%	0	2007
	13.643896	15.521846	13.76%	0	2006
	13.588571	13.643896	0.41%	0	2005
	12.176760	13.588571	11.59%	0	2004
	7.882302	12.176760	54.48%	0	2003
	10.000000	7.882302	-21.18%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.038878	7.171741	-52.31%	0	2008
	14.570436	15.038878	3.22%	0	2007
	12.828478	14.570436	13.58%	0	2006
	12.792406	12.828478	0.28%	0	2005
	11.478248	12.792406	11.45%	0	2004
	7.450311	11.478248	54.06%	0	2003
	10.000000	7.450311	-25.50%	0	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.179501	9.426031	-28.48%	0	2008
	13.796870	13.179501	-4.47%	0	2007
	12.000452	13.796870	14.97%	0	2006
	11.821763	12.000452	1.51%	0	2005
	10.854199	11.821763	8.91%	0	2004
	8.877983	10.854199	22.26%	0	2003
	10.000000	8.877983	-11.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.033006	9.965630	-41.49%	0	2008
	15.027649	17.033006	13.34%	0	2007
	12.612426	15.027649	19.15%	0	2006
	11.660562	12.612426	8.16%	0	2005
	10.019589	11.660562	16.38%	0	2004
	7.720951	10.019589	29.77%	0	2003
	10.000000	7.720951	-22.79%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.065747	10.651914	-37.58%	0	2008
	16.426466	17.065747	3.89%	0	2007
	15.146668	16.426466	8.45%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.091495	6.842788	-38.31%	0	2008
	10.205557	11.091495	8.68%	0	2007
	9.714304	10.205557	5.06%	213	2006
	9.519696	9.714304	2.04%	213	2005
	8.922222	9.519696	6.70%	213	2004
	7.433204	8.922222	20.03%	213	2003
	10.000000	7.433204	-25.67%	123	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.200375	4.833624	-52.61%	0	2008
	9.515494	10.200375	7.20%	3,902	2007
	9.500863	9.515494	0.15%	4,029	2006
	9.434491	9.500863	0.70%	4,029	2005
	8.425388	9.434491	11.98%	4,029	2004
	6.299700	8.425388	33.74%	2,123	2003
	10.000000	6.299700	-37.00%	75	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.074812	6.557107	-40.79%	0	2008
	11.064682	11.074812	0.09%	0	2007
	10.007440	11.064682	10.56%	0	2006
	9.731823	10.007440	2.83%	0	2005
	9.359431	9.731823	3.98%	0	2004
	7.164718	9.359431	30.63%	0	2003
	10.000000	7.164718	-28.35%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.101510	9.943227	-34.16%	0	2008
	14.338372	15.101510	5.32%	5,227	2007
	12.152949	14.338372	17.98%	5,227	2006
	11.658884	12.152949	4.24%	5,227	2005
	10.371315	11.658884	12.41%	5,227	2004
	8.494840	10.371315	22.09%	2,209	2003
	10.000000	8.494840	-15.05%	0	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.628508	8.608702	-31.83%	0	2008
	12.069238	12.628508	4.63%	0	2007
	11.164101	12.069238	8.11%	0	2006
	10.964716	11.164101	1.82%	0	2005
	10.572110	10.964716	3.71%	0	2004
	9.207054	10.572110	14.83%	0	2003
	10.000000	9.207054	-7.93%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.214028	5.404704	-47.09%	0	2008
	10.125219	10.214028	0.88%	0	2007
	10.000000	10.125219	1.25%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.771010	8.163823	-40.72%	0	2008
	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.815492	7.435416	-31.25%	0	2008
	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.475613	9.243153	-11.77%	0	2008
	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.194081	6.113361	-45.39%	0	2008
	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.752934	5.913455	-39.37%	0	2008
	10.000000	9.752934	-2.47%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	37.355984	15.384737	-58.82%	0	2008
	26.283289	37.355984	42.13%	0	2007
	19.693605	26.283289	33.46%	0	2006
	15.200217	19.693605	29.56%	0	2005
	12.891542	15.200217	17.91%	0	2004
	7.996604	12.891542	61.21%	0	2003
	10.000000	7.996604	-20.03%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	28.870938	11.909007	-58.75%	0	2008
	20.277193	28.870938	42.38%	0	2007
	15.166512	20.277193	33.70%	0	2006
	11.692144	15.166512	29.72%	0	2005
	10.000000	11.692144	16.92%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.430308	-45.70%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.081534	-49.18%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.091263	-39.09%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.089368	-39.11%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.322636	-36.77%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.876573	-21.23%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.158286	-28.42%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.514175	-24.86%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.805483	-1.95%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.783754	-2.16%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.789551	-2.10%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.660092	12.296492	5.46%	0	2008
	11.115816	11.660092	4.90%	0	2007
	10.986497	11.115816	1.18%	0	2006
	10.866857	10.986497	1.10%	0	2005
	10.749290	10.866857	1.09%	0	2004
	10.764566	10.749290	-0.14%	0	2003
	10.000000	10.764566	7.65%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.567815	10.642786	-8.00%	0	2008
	11.213866	11.567815	3.16%	0	2007
	10.788719	11.213866	3.94%	0	2006
	10.666749	10.788719	1.14%	0	2005
	10.411173	10.666749	2.45%	0	2004
	9.855263	10.411173	5.64%	0	2003
	10.000000	9.855263	-1.45%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.449464	10.354332	-16.83%	0	2008
	12.014010	12.449464	3.62%	0	2007
	11.317716	12.014010	6.15%	0	2006
	11.063491	11.317716	2.30%	0	2005
	10.545802	11.063491	4.91%	0	2004
	9.474086	10.545802	11.31%	0	2003
	10.000000	9.474086	-5.26%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.190215	9.917701	-24.81%	2,021	2008
	12.752937	13.190215	3.43%	2,021	2007
	11.697661	12.752937	9.02%	1,086	2006
	11.341725	11.697661	3.14%	1,086	2005
	10.576399	11.341725	7.24%	1,086	2004
	8.998742	10.576399	17.53%	1,086	2003
	10.000000	8.998742	-10.01%	638	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.244756	9.567624	-32.83%	5,940	2008
	13.708844	14.244756	3.91%	11,052	2007
	12.224531	13.708844	12.14%	11,052	2006
	11.661272	12.224531	4.83%	11,770	2005
	10.626314	11.661272	9.74%	11,770	2004
	8.570525	10.626314	23.99%	2,842	2003
	10.000000	8.570525	-14.29%	705	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.885977	9.203679	-38.17%	0	2008
	14.351909	14.885977	3.72%	0	2007
	12.543076	14.351909	14.42%	0	2006
	11.869868	12.543076	5.67%	0	2005
	10.632993	11.869868	11.63%	0	2004
	8.236161	10.632993	29.10%	0	2003
	10.000000	8.236161	-17.64%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.326294	9.532900	-37.80%	0	2008
	14.556445	15.326294	5.29%	0	2007
	13.529834	14.556445	7.59%	0	2006
	12.327636	13.529834	9.75%	0	2005
	10.880314	12.327636	13.30%	0	2004
	8.253475	10.880314	31.83%	0	2003
	10.000000	8.253475	-17.47%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.442035	8.961523	-37.95%	0	2008
	13.740601	14.442035	5.10%	0	2007
	12.788622	13.740601	7.44%	0	2006
	11.673213	12.788622	9.56%	0	2005
	10.323033	11.673213	13.08%	0	2004
	7.851358	10.323033	31.48%	0	2003
	10.000000	7.851358	-21.49%	0	2002
	10.000000	8.253475	-17.47%	0	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.173059	10.163963	-0.09%	3,127	2008
	9.917182	10.173059	2.58%	3,833	2007
	9.690324	9.917182	2.34%	4,550	2006
	9.640400	9.690324	0.52%	5,285	2005
	9.767935	9.640400	-1.31%	6,031	2004
	9.915428	9.767935	-1.49%	0	2003
	10.000000	9.915428	-0.85%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.038060	-39.62%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.219090	7.995666	-47.46%	0	2008
	15.104600	15.219090	0.76%	0	2007
	12.568688	15.104600	20.18%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.068152	7.898878	-47.58%	0	2008
	14.988756	15.068152	0.53%	0	2007
	12.506971	14.988756	19.84%	0	2006
	11.426098	12.506971	9.46%	0	2005
	10.000000	11.426098	14.26%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.270928	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.181744	-38.18%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.662616	-33.37%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.772119	6.161309	-47.66%	0	2008
	10.982624	11.772119	7.19%	0	2007
	10.892432	10.982624	0.83%	0	2006
	10.326534	10.892432	5.48%	0	2005
	9.320631	10.326534	10.79%	0	2004
	7.101475	9.320631	31.25%	0	2003
	10.000000	7.101475	-28.99%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.210051	9.438340	-33.58%	0	2008
	15.591593	14.210051	-8.86%	0	2007
	13.577122	15.591593	14.84%	0	2006
	13.454044	13.577122	0.91%	0	2005
	11.715877	13.454044	14.84%	0	2004
	7.629199	11.715877	53.57%	0	2003
	10.000000	7.629199	-23.71%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.008384	8.621339	-33.72%	0	2008
	14.324600	13.008384	-9.19%	0	2007
	12.494802	14.324600	14.64%	0	2006
	12.416673	12.494802	0.63%	0	2005
	10.840451	12.416673	14.54%	0	2004
	7.077550	10.840451	53.17%	0	2003
	10.000000	7.077550	-29.22%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	15.867722	9.601591	-39.49%	0	2008
	15.871615	15.867722	-0.02%	0	2007
	14.469277	15.871615	9.69%	0	2006
	13.157957	14.469277	9.97%	0	2005
	11.292066	13.157957	16.52%	0	2004
	8.179328	11.292066	38.06%	0	2003
	10.000000	8.179328	-18.21%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.024614	9.670563	-39.65%	0	2008
	16.065914	16.024614	-0.26%	0	2007
	14.683933	16.065914	9.41%	0	2006
	13.390255	14.683933	9.66%	0	2005
	11.514500	13.390255	16.29%	0	2004
	8.364271	11.514500	37.66%	0	2003
	10.000000	8.364271	-16.36%	0	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.208018	6.406480	-42.84%	0	2008
	10.612086	11.208018	5.62%	0	2007
	10.000000	10.612086	6.12%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.803617	-1.96%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.553739	-44.46%	0	2008*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.529602	5.899343	-52.92%	0	2008
	12.627644	12.529602	-0.78%	0	2007
	11.419875	12.627644	10.58%	0	2006
	11.063583	11.419875	3.22%	0	2005
	10.195780	11.063583	8.51%	0	2004
	7.813125	10.195780	30.50%	0	2003
	10.000000	7.813125	-21.87%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.071460	6.780109	-43.83%	0	2008
	11.036863	12.071460	9.37%	0	2007
	10.629065	11.036863	3.84%	0	2006
	9.998667	10.629065	6.30%	0	2005
	9.604882	9.998667	4.10%	0	2004
	7.594426	9.604882	26.47%	0	2003
	10.000000	7.594426	-24.06%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.397283	7.984787	-48.14%	0	2008
	14.190485	15.397283	8.50%	0	2007
	12.439091	14.190485	14.08%	0	2006
	11.591679	12.439091	7.31%	0	2005
	10.251345	11.591679	13.07%	0	2004
	7.735808	10.251345	32.52%	0	2003
	10.000000	7.735808	-22.64%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.484173	7.496792	-48.24%	0	2008
	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006
	10.992318	11.759388	6.98%	0	2005
	10.000000	10.992318	9.92%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.389541	7.789155	-31.61%	0	2008
	10.761695	11.389541	5.83%	0	2007
	10.000000	10.761695	7.62%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.346542	7.739824	-31.79%	0	2008
	10.744710	11.346542	5.60%	1,255	2007
	10.000000	10.744710	7.45%	1,255	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	20.823365	12.119788	-41.80%	0	2008
	18.587103	20.823365	12.03%	0	2007
	14.845510	18.587103	25.20%	0	2006
	12.882422	14.845510	15.24%	0	2005
	10.637141	12.882422	21.11%	0	2004
	8.448918	10.637141	25.90%	0	2003
	10.000000	8.448918	-15.51%	0	2002*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.599760	10.216493	-30.02%	0	2008
	13.614554	14.599760	7.24%	0	2007
	12.500440	13.614554	8.91%	0	2006
	11.864183	12.500440	5.36%	0	2005
	10.647375	11.864183	11.43%	0	2004
	8.542304	10.647375	24.64%	0	2003
	10.000000	8.542304	-14.58%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.540347	7.861189	-41.94%	0	2008
	13.191244	13.540347	2.65%	0	2007
	11.517271	13.191244	14.53%	0	2006
	11.246698	11.517271	2.41%	0	2005
	10.328809	11.246698	8.89%	0	2004
	7.981388	10.328809	29.41%	0	2003
	10.000000	7.981388	-20.19%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.094614	11.476632	-54.27%	0	2008
	24.280491	25.094614	3.35%	0	2007
	18.353939	24.280491	32.29%	0	2006
	16.088523	18.353939	14.08%	0	2005
	13.158299	16.088523	22.27%	0	2004
	9.336747	13.158299	40.93%	0	2003
	10.000000	9.336747	-6.63%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.478610	6.762356	-41.09%	0	2008
	10.321035	11.478610	11.22%	0	2007
	10.609883	10.321035	-2.72%	0	2006
	9.436134	10.609883	12.44%	0	2005
	8.896132	9.436134	6.07%	0	2004
	7.365674	8.896132	20.78%	0	2003
	10.000000	7.365674	-26.34%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.754257	10.538502	-37.10%	0	2008
	16.858131	16.754257	-0.62%	0	2007
	15.077460	16.858131	11.81%	0	2006
	14.442174	15.077460	4.40%	0	2005
	12.388790	14.442174	16.57%	0	2004
	8.981493	12.388790	37.94%	0	2003
	10.000000	8.981493	-10.19%	0	2002*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	15.013038	10.153697	-32.37%	0	2008
	15.438022	15.013038	-2.75%	0	2007
	13.782120	15.438022	12.01%	0	2006
	13.127293	13.782120	4.99%	0	2005
	11.001166	13.127293	19.33%	0	2004
	8.155629	11.001166	34.89%	0	2003
	10.000000	8.155629	-18.44%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.612442	7.454689	-35.80%	0	2008
	11.006008	11.612442	5.51%	0	2007
	10.294283	11.006008	6.91%	0	2006
	10.147567	10.294283	1.45%	0	2005
	9.759111	10.147567	3.98%	0	2004
	7.911070	9.759111	23.36%	0	2003
	10.000000	7.911070	-20.89%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.691078	8.424891	-38.46%	0	2008
	13.288042	13.691078	3.03%	0	2007
	11.751059	13.288042	13.08%	0	2006
	11.464515	11.751059	2.50%	0	2005
	10.584155	11.464515	8.32%	0	2004
	8.422115	10.584155	25.67%	0	2003
	10.000000	8.422115	-15.78%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.450846	9.480743	-38.64%	0	2008
	15.033691	15.450846	2.77%	0	2007
	13.328490	15.033691	12.79%	0	2006
	13.035589	13.328490	2.25%	0	2005
	12.066029	13.035589	8.04%	0	2004
	10.000000	12.066029	20.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.072641	7.158432	-35.35%	0	2008
	12.549183	11.072641	-11.77%	0	2007
	11.003666	12.549183	14.05%	0	2006
	10.726694	11.003666	2.58%	0	2005
	10.006067	10.726694	7.20%	0	2004
	8.027486	10.006067	24.65%	0	2003
	10.000000	8.027486	-19.73%	0	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.482597	8.594710	-31.15%	0	2008
	11.630461	12.482597	7.33%	0	2007
	10.259989	11.630461	13.36%	0	2006
	10.304751	10.259989	-0.43%	0	2005
	9.827076	10.304751	4.86%	0	2004
	8.102923	9.827076	21.28%	0	2003
	10.000000	8.102923	-18.97%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	13.881817	10.043718	-27.65%	0	2008
	13.743431	13.881817	1.01%	0	2007
	12.695759	13.743431	8.25%	0	2006
	12.679338	12.695759	0.13%	0	2005
	11.756745	12.679338	7.85%	0	2004
	9.860009	11.756745	19.24%	0	2003
	10.000000	9.860009	-1.40%	0	2002*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	14.803874	7.866111	-46.86%	0	2008
	13.805334	14.803874	7.23%	0	2007
	11.860193	13.805334	16.40%	0	2006
	11.105748	11.860193	6.79%	0	2005
	9.945151	11.105748	11.67%	0	2004
	7.704102	9.945151	29.09%	0	2003
	10.000000	7.704102	-22.96%	0	2002*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	16.928510	9.363988	-44.69%	0	2008
	14.653197	16.928510	15.53%	0	2007
	13.828450	14.653197	5.96%	0	2006
	12.532194	13.828450	10.34%	0	2005
	11.089670	12.532194	13.01%	0	2004
	8.086367	11.089670	37.14%	0	2003
	10.000000	8.086367	-19.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.422344	10.367503	-9.23%	0	2008
	11.072563	11.422344	3.16%	0	2007
	10.858344	11.072563	1.97%	0	2006
	10.948569	10.858344	-0.82%	0	2005
	10.792733	10.948569	1.44%	0	2004
	10.534838	10.792733	2.45%	0	2003
	10.000000	10.534838	5.35%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.383159	10.302405	-9.49%	0	2008
	11.060137	11.383159	2.92%	0	2007
	10.870631	11.060137	1.74%	0	2006
	10.994650	10.870631	-1.13%	0	2005
	10.869642	10.994650	1.15%	0	2004
	10.630846	10.869642	2.25%	0	2003
	10.000000	10.630846	6.31%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.656594	5.833996	-49.95%	0	2008
	10.133392	11.656594	15.03%	0	2007
	9.546144	10.133392	6.15%	0	2006
	9.029832	9.546144	5.72%	0	2005
	8.367728	9.029832	7.91%	0	2004
	6.550540	8.367728	27.74%	0	2003
	9.083493	6.550540	-27.89%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.438173	5.721443	-49.98%	0	2008
	9.959970	11.438173	14.84%	0	2007
	9.394164	9.959970	6.02%	0	2006
	8.905705	9.394164	5.48%	0	2005
	8.272633	8.905705	7.65%	0	2004
	6.485789	8.272633	27.55%	0	2003
	9.028374	6.485789	-28.16%	0	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	11.881379	8.279303	-30.32%	0	2008
	10.521653	11.881379	12.92%	0	2007
	10.021635	10.521653	4.99%	0	2006
	9.849114	10.021635	1.75%	0	2005
	9.548650	9.849114	3.15%	0	2004
	8.272117	9.548650	15.43%	0	2003
	9.270309	8.272117	-10.77%	0	2002
	9.890153	9.270309	6.27%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.180283	7.781340	-30.40%	0	2008
	9.916583	11.180283	12.74%	0	2007
	9.454088	9.916583	4.89%	0	2006
	9.304517	9.454088	1.61%	0	2005
	9.036223	9.304517	2.97%	0	2004
	7.844378	9.036223	15.19%	0	2003
	8.808000	7.844378	-10.94%	0	2002
	9.410582	8.808000	-6.4	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	10.666895	6.695964	-37.23%	0	2008
	9.166733	10.666895	16.37%	0	2007
	8.762682	9.166733	4.61%	0	2006
	8.623188	8.762682	1.62%	0	2005
	8.321089	8.623188	3.63%	0	2004
	6.901812	8.321089	20.56%	0	2003
	8.347152	6.901812	-17.32%	0	2002
	9.219561	8.347152	-9.46%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	9.877405	6.194176	-37.29%	0	2008
	8.507771	9.877405	16.10%	0	2007
	8.142266	8.507771	4.49%	0	2006
	8.030142	8.142266	1.40%	0	2005
	7.765156	8.030142	3.41%	0	2004
	6.447048	7.765156	20.45%	0	2003
	7.823673	6.447048	-17.60%	0	2002
	8.649988	7.823673	-9.55%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.173548	7.216955	-35.41%	0	2008
	10.481785	11.173548	6.60%	0	2007
	9.589794	10.481785	9.30%	0	2006
	9.274635	9.589794	3.40%	0	2005
	8.986311	9.274635	3.21%	0	2004
	7.810067	8.986311	15.06%	0	2003
	8.743085	7.810067	-10.67%	0	2002
	9.088432	8.743085	-3.80%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.597799	7.476704	-35.53%	0	2008
	10.897684	11.597799	6.42%	0	2007
	9.982873	10.897684	9.16%	0	2006
	9.662384	9.982873	3.32%	0	2005
	9.386556	9.662384	2.94%	0	2004
	8.165983	9.386556	14.95%	0	2003
	9.159474	8.165983	-10.85%	0	2002
	9.535534	9.159474	-3.94%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	15.942134	8.955996	-43.82%	0	2008
	13.859370	15.942134	15.03%	0	2007
	12.685607	13.859370	9.25%	0	2006
	11.088647	12.685607	14.40%	0	2005
	9.820090	11.088647	12.92%	0	2004
	7.814811	9.820090	25.66%	0	2003
	8.813204	7.814811	-11.33%	0	2002
	10.273408	8.813204	-14.21%	0	2001

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.092805	7.906469	-43.90%	0	2008
	12.273086	14.092805	14.83%	3,564	2007
	11.249569	12.273086	9.10%	3,797	2006
	9.850318	11.249569	14.21%	3,797	2005
	8.737084	9.850318	12.74%	3,797	2004
	6.961464	8.737084	25.51%	233	2003
	7.866423	6.961464	-11.50%	135	2002
	9.181022	7.866423	-14.32%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.289616	5.348459	-42.43%	0	2008
	8.875308	9.289616	4.67%	0	2007
	7.952323	8.875308	11.61%	0	2006
	6.713755	7.952323	18.45%	0	2005
	6.771436	6.713755	-0.85%	0	2004
	5.525401	6.771436	22.55%	0	2003
	6.083557	5.525401	-9.17%	0	2002
	8.705343	6.083557	-30.12%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.183181	5.272819	-42.58%	0	2008
	8.789716	9.183181	4.48%	0	2007
	7.888018	8.789716	11.43%	0	2006
	6.676225	7.888018	18.15%	0	2005
	6.733103	6.676225	-0.84%	0	2004
	5.505837	6.733103	22.29%	0	2003
	6.083556	5.505837	-9.50%	0	2002
	8.705338	6.083556	-30.12%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.487770	7.004275	-43.91%	0	2008
	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	0	2004
	7.433007	9.476212	27.49%	0	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.542194	7.581423	-44.02%	0	2008
	13.660471	13.542194	-0.87%	0	2007
	11.634053	13.660471	17.42%	0	2006
	11.255864	11.634053	3.36%	0	2005
	10.336152	11.255864	8.90%	0	2004
	8.119480	10.336152	27.30%	0	2003
	10.010938	8.119480	-18.89%	0	2002
	10.790928	10.010938	-7.23%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	10.970881	6.253345	-43.00%	0	2008
	10.006609	10.970881	9.64%	0	2007
	9.043944	10.006609	10.64%	0	2006
	8.590677	9.043944	5.28%	0	2005
	8.297545	8.590677	3.53%	0	2004
	6.857159	8.297545	21.01%	0	2003
	8.407949	6.857159	-18.44%	0	2002
	9.423426	8.407949	-10.78%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.230588	6.387842	-43.12%	0	2008
	10.256576	11.230588	9.50%	0	2007
	9.282613	10.256576	10.49%	0	2006
	8.827851	9.282613	5.15%	0	2005
	8.545208	8.827851	3.31%	0	2004
	7.070677	8.545208	20.85%	0	2003
	8.685647	7.070677	-18.59%	0	2002
	9.751458	8.685647	-10.93%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	8.998395	3.958633	-56.01%	0	2008
	7.470926	8.998395	20.45%	0	2007
	7.246617	7.470926	3.10%	0	2006
	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002
	7.981954	6.685100	-16.25	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.407298	4.131487	-56.08%	0	2008
	7.819121	9.407298	20.31%	0	2007
	7.597535	7.819121	2.92%	0	2006
	7.140450	7.597535	6.40%	0	2005
	6.823424	7.140450	4.65%	0	2004
	5.385931	6.823424	26.69%	0	2003
	7.054057	5.385931	-23.65%	0	2002
	8.442412	7.054057	-16.45%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.390708	5.367319	-48.35%	0	2008
	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	0	2003
	8.617548	5.888587	-31.67%	0	2002
	10.700597	8.617548	-19.47%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.080028	4.167859	-48.42%	0	2008
	6.516858	8.080028	23.99%	0	2007
	6.245776	6.516858	4.34%	0	2006
	6.046633	6.245776	3.29%	0	2005
	5.989318	6.046633	0.96%	0	2004
	4.615661	5.989318	29.76%	0	2003
	6.764100	4.615661	-31.76%	0	2002
	8.413449	6.764100	-19.60%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.352908	6.861448	-26.64%	0	2008
	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	0	2005
	7.948720	8.518596	7.17%	0	2004
	6.394476	7.948720	24.31%	0	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.110515	7.409578	-26.71%	0	2008
	10.072501	10.110515	0.38%	0	2007
	9.266331	10.072501	8.70%	0	2006
	9.250648	9.266331	0.17%	0	2005
	8.638437	9.250648	7.09%	0	2004
	6.961187	8.638437	24.09%	0	2003
	6.883407	6.961187	1.13%	0	2002
	7.984639	6.883407	-13.79%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.755552	7.145436	-26.76%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.755552	7.145436	-26.76%	0	2008
	10.000000	9.755552	-2.44%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.230291	6.309640	-38.32%	0	2008
	9.911798	10.230291	3.21%	0	2007
	8.747835	9.911798	13.31%	0	2006
	8.523745	8.747835	2.63%	0	2005
	7.871028	8.523745	8.29%	0	2004
	6.261011	7.871028	25.71%	0	2003
	8.225616	6.261011	-23.88%	0	2002
	9.560129	8.225616	-13.96%	0	2001

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.388949	12.681841	-5.28%	0	2008
	13.107872	13.388949	2.14%	0	2007
	12.830261	13.107872	2.16%	0	2006
	12.823648	12.830261	0.05%	0	2005
	12.539994	12.823648	2.26%	0	2004
	12.175372	12.539994	2.99%	0	2003
	11.270732	12.175372	8.03%	0	2002
	10.615284	11.270732	6.17%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	34.958721	20.702105	-40.78%	0	2008
	30.923543	34.958721	13.05%	0	2007
	28.053071	30.923543	10.23%	0	2006
	24.240111	28.053071	15.73%	0	2005
	19.843968	24.240111	22.15%	0	2004
	14.632159	19.843968	35.62%	0	2003
	16.587752	14.632159	-11.79%	0	2002
	17.535475	16.587752	-5.40%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	21.884408	12.938633	-40.88%	0	2008
	19.383310	21.884408	12.90%	0	2007
	17.613359	19.383310	10.05%	0	2006
	15.243632	17.613359	15.55%	0	2005
	12.490690	15.243632	22.04%	0	2004
	9.228362	12.490690	35.35%	0	2003
	10.476740	9.228362	-11.92%	0	2002
	11.092753	10.476740	-5.55%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.267916	11.365362	0.86%	0	2008
	10.944024	11.267916	2.96%	0	2007
	10.656922	10.944024	2.69%	0	2006
	10.563395	10.656922	0.89%	0	2005
	10.661343	10.563395	-0.92%	0	2004
	10.782346	10.661343	-1.12%	0	2003
	10.830212	10.782346	-0.44%	0	2002
	10.623055	10.830212	1.95%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	14.893482	8.184488	-45.05%	0	2008
	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	11.956951	6.559666	-45.14%	0	2008
	10.435280	11.956951	14.58%	0	2007
	9.050045	10.435280	15.31%	0	2006
	7.781910	9.050045	16.30%	0	2005
	7.014848	7.781910	10.93%	0	2004
	5.009290	7.014848	40.04%	0	2003
	6.432812	5.009290	-22.13%	0	2002
	8.335856	6.432812	-22.83%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	16.867887	9.256215	-45.13%	0	2008
	14.720344	16.867887	14.59%	0	2007
	12.761915	14.720344	15.35%	0	2006
	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	16.966368	9.321456	-45.06%	0	2008
	14.785423	16.966368	14.75%	0	2007
	12.803467	14.785423	15.48%	0	2006
	10.996226	12.803467	16.44%	0	2005
	10.000000	10.996226	9.96%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.778316	6.688658	-47.66%	0	2008
	12.798828	12.778316	-0.16%	0	2007
	11.411481	12.798828	12.16%	0	2006
	10.987213	11.411481	3.86%	0	2005
	10.104094	10.987213	8.74%	0	2004
	7.697602	10.104094	31.26%	0	2003
	9.334845	7.697602	-17.54%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.652505	6.613904	-47.73%	0	2008
	12.689319	12.652505	-0.29%	0	2007
	11.328478	12.689319	12.01%	0	2006
	10.932634	11.328478	3.62%	0	2005
	10.066968	10.932634	8.60%	0	2004
	7.688145	10.066968	30.94%	0	2003
	9.334852	7.688145	-17.64%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	16.044953	7.668824	-52.20%	0	2008
	15.521846	16.044953	3.37%	0	2007
	13.643896	15.521846	13.76%	0	2006
	13.588571	13.643896	0.41%	0	2005
	12.176760	13.588571	11.59%	0	2004
	7.882302	12.176760	54.48%	0	2003
	10.000000	7.882302	-21.18%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	15.038878	7.171741	-52.31%	0	2008
	14.570436	15.038878	3.22%	0	2007
	12.828478	14.570436	13.58%	0	2006
	12.792406	12.828478	0.28%	0	2005
	11.478248	12.792406	11.45%	0	2004
	7.450311	11.478248	54.06%	0	2003
	10.000000	7.450311	-25.50%	0	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.179501	9.426031	-28.48%	0	2008
	13.796870	13.179501	-4.47%	0	2007
	12.000452	13.796870	14.97%	0	2006
	11.821763	12.000452	1.51%	0	2005
	10.854199	11.821763	8.91%	0	2004
	8.877983	10.854199	22.26%	0	2003
	10.000000	8.877983	-11.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.033006	9.965630	-41.49%	0	2008
	15.027649	17.033006	13.34%	0	2007
	12.612426	15.027649	19.15%	0	2006
	11.660562	12.612426	8.16%	0	2005
	10.019589	11.660562	16.38%	0	2004
	7.720951	10.019589	29.77%	0	2003
	10.000000	7.720951	-22.79%	0	2002*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.065747	10.651914	-37.58%	0	2008
	16.426466	17.065747	3.89%	0	2007
	15.146668	16.426466	8.45%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.091495	6.842788	-38.31%	0	2008
	10.205557	11.091495	8.68%	0	2007
	9.714304	10.205557	5.06%	213	2006
	9.519696	9.714304	2.04%	213	2005
	8.922222	9.519696	6.70%	213	2004
	7.433204	8.922222	20.03%	213	2003
	10.000000	7.433204	-25.67%	123	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.200375	4.833624	-52.61%	0	2008
	9.515494	10.200375	7.20%	3,902	2007
	9.500863	9.515494	0.15%	4,029	2006
	9.434491	9.500863	0.70%	4,029	2005
	8.425388	9.434491	11.98%	4,029	2004
	6.299700	8.425388	33.74%	2,123	2003
	10.000000	6.299700	-37.00%	75	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.074812	6.557107	-40.79%	0	2008
	11.064682	11.074812	0.09%	0	2007
	10.007440	11.064682	10.56%	0	2006
	9.731823	10.007440	2.83%	0	2005
	9.359431	9.731823	3.98%	0	2004
	7.164718	9.359431	30.63%	0	2003
	10.000000	7.164718	-28.35%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.101510	9.943227	-34.16%	0	2008
	14.338372	15.101510	5.32%	5,227	2007
	12.152949	14.338372	17.98%	5,227	2006
	11.658884	12.152949	4.24%	5,227	2005
	10.371315	11.658884	12.41%	5,227	2004
	8.494840	10.371315	22.09%	2,209	2003
	10.000000	8.494840	-15.05%	0	2002*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.628508	8.608702	-31.83%	0	2008
	12.069238	12.628508	4.63%	0	2007
	11.164101	12.069238	8.11%	0	2006
	10.964716	11.164101	1.82%	0	2005
	10.572110	10.964716	3.71%	0	2004
	9.207054	10.572110	14.83%	0	2003
	10.000000	9.207054	-7.93%	0	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.214028	5.404704	-47.09%	0	2008
	10.125219	10.214028	0.88%	0	2007
	10.000000	10.125219	1.25%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.771010	8.163823	-40.72%	0	2008
	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.815492	7.435416	-31.25%	0	2008
	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.475613	9.243153	-11.77%	0	2008
	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.194081	6.113361	-45.39%	0	2008
	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.752934	5.913455	-39.37%	0	2008
	10.000000	9.752934	-2.47%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	37.355984	15.384737	-58.82%	0	2008
	26.283289	37.355984	42.13%	0	2007
	19.693605	26.283289	33.46%	0	2006
	15.200217	19.693605	29.56%	0	2005
	12.891542	15.200217	17.91%	0	2004
	7.996604	12.891542	61.21%	0	2003
	10.000000	7.996604	-20.03%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	28.870938	11.909007	-58.75%	0	2008
	20.277193	28.870938	42.38%	0	2007
	15.166512	20.277193	33.70%	0	2006
	11.692144	15.166512	29.72%	0	2005
	10.000000	11.692144	16.92%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.430308	-45.70%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.081534	-49.18%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.091263	-39.09%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.089368	-39.11%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.876573	-21.23%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.158286	-28.42%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.514175	-24.86%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.805483	-1.95%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.783754	-2.16%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.789551	-2.10%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.660092	12.296492	5.46%	0	2008
	11.115816	11.660092	4.90%	0	2007
	10.986497	11.115816	1.18%	0	2006
	10.866857	10.986497	1.10%	0	2005
	10.749290	10.866857	1.09%	0	2004
	10.764566	10.749290	-0.14%	0	2003
	10.000000	10.764566	7.65%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.567815	10.642786	-8.00%	0	2008
	11.213866	11.567815	3.16%	0	2007
	10.788719	11.213866	3.94%	0	2006
	10.666749	10.788719	1.14%	0	2005
	10.411173	10.666749	2.45%	0	2004
	9.855263	10.411173	5.64%	0	2003
	10.000000	9.855263	-1.45%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.449464	10.354332	-16.83%	0	2008
	12.014010	12.449464	3.62%	0	2007
	11.317716	12.014010	6.15%	0	2006
	11.063491	11.317716	2.30%	0	2005
	10.545802	11.063491	4.91%	0	2004
	9.474086	10.545802	11.31%	0	2003
	10.000000	9.474086	-5.26%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.190215	9.917701	-24.81%	2,021	2008
	12.752937	13.190215	3.43%	2,021	2007
	11.697661	12.752937	9.02%	1,086	2006
	11.341725	11.697661	3.14%	1,086	2005
	10.576399	11.341725	7.24%	1,086	2004
	8.998742	10.576399	17.53%	1,086	2003
	10.000000	8.998742	-10.01%	638	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.244756	9.567624	-32.83%	5,940	2008
	13.708844	14.244756	3.91%	11,052	2007
	12.224531	13.708844	12.14%	11,052	2006
	11.661272	12.224531	4.83%	11,770	2005
	10.626314	11.661272	9.74%	11,770	2004
	8.570525	10.626314	23.99%	2,842	2003
	10.000000	8.570525	-14.29%	705	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.885977	9.203679	-38.17%	0	2008
	14.351909	14.885977	3.72%	0	2007
	12.543076	14.351909	14.42%	0	2006
	11.869868	12.543076	5.67%	0	2005
	10.632993	11.869868	11.63%	0	2004
	8.236161	10.632993	29.10%	0	2003
	10.000000	8.236161	-17.64%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.326294	9.532900	-37.80%	0	2008
	14.556445	15.326294	5.29%	0	2007
	13.529834	14.556445	7.59%	0	2006
	12.327636	13.529834	9.75%	0	2005
	10.880314	12.327636	13.30%	0	2004
	8.253475	10.880314	31.83%	0	2003
	10.000000	8.253475	-17.47%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.442035	8.961523	-37.95%	0	2008
	13.740601	14.442035	5.10%	0	2007
	12.788622	13.740601	7.44%	0	2006
	11.673213	12.788622	9.56%	0	2005
	10.323033	11.673213	13.08%	0	2004
	7.851358	10.323033	31.48%	0	2003
	10.000000	7.851358	-21.49%	0	2002
	10.000000	8.253475	-17.47%	0	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.173059	10.163963	-0.09%	3,127	2008
	9.917182	10.173059	2.58%	3,833	2007
	9.690324	9.917182	2.34%	4,550	2006
	9.640400	9.690324	0.52%	5,285	2005
	9.767935	9.640400	-1.31%	6,031	2004
	9.915428	9.767935	-1.49%	0	2003
	10.000000	9.915428	-0.85%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.038060	-39.62%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.219090	7.995666	-47.46%	0	2008
	15.104600	15.219090	0.76%	0	2007
	12.568688	15.104600	20.18%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.068152	7.898878	-47.58%	0	2008
	14.988756	15.068152	0.53%	0	2007
	12.506971	14.988756	19.84%	0	2006
	11.426098	12.506971	9.46%	0	2005
	10.000000	11.426098	14.26%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.270928	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.181744	-38.18%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.662616	-33.37%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.772119	6.161309	-47.66%	0	2008
	10.982624	11.772119	7.19%	0	2007
	10.892432	10.982624	0.83%	0	2006
	10.326534	10.892432	5.48%	0	2005
	9.320631	10.326534	10.79%	0	2004
	7.101475	9.320631	31.25%	0	2003
	10.000000	7.101475	-28.99%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.210051	9.438340	-33.58%	0	2008
	15.591593	14.210051	-8.86%	0	2007
	13.577122	15.591593	14.84%	0	2006
	13.454044	13.577122	0.91%	0	2005
	11.715877	13.454044	14.84%	0	2004
	7.629199	11.715877	53.57%	0	2003
	10.000000	7.629199	-23.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.008384	8.621339	-33.72%	0	2008
	14.324600	13.008384	-9.19%	0	2007
	12.494802	14.324600	14.64%	0	2006
	12.416673	12.494802	0.63%	0	2005
	10.840451	12.416673	14.54%	0	2004
	7.077550	10.840451	53.17%	0	2003
	10.000000	7.077550	-29.22%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	15.867722	9.601591	-39.49%	0	2008
	15.871615	15.867722	-0.02%	0	2007
	14.469277	15.871615	9.69%	0	2006
	13.157957	14.469277	9.97%	0	2005
	11.292066	13.157957	16.52%	0	2004
	8.179328	11.292066	38.06%	0	2003
	10.000000	8.179328	-18.21%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	16.024614	9.670563	-39.65%	0	2008
	16.065914	16.024614	-0.26%	0	2007
	14.683933	16.065914	9.41%	0	2006
	13.390255	14.683933	9.66%	0	2005
	11.514500	13.390255	16.29%	0	2004
	8.364271	11.514500	37.66%	0	2003
	10.000000	8.364271	-16.36%	0	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.208018	6.406480	-42.84%	0	2008
	10.612086	11.208018	5.62%	0	2007
	10.000000	10.612086	6.12%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.803617	-1.96%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.553739	-44.46%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.339672	6.564009	-46.81%	0	2008
	11.071397	12.339672	11.46%	2,821	2007
	10.501557	11.071397	5.43%	2,821	2006
	10.228794	10.501557	2.67%	2,821	2005
	9.799837	10.228794	4.38%	2,821	2004
	7.659322	9.799837	27.95%	1,155	2003
	10.000000	7.659322	-23.41%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.436533	9.037694	-41.45%	0	2008
	14.829624	15.436533	4.09%	0	2007
	12.870236	14.829624	15.22%	0	2006
	11.497034	12.870236	11.94%	0	2005
	10.000000	11.497034	14.97%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.296455	8.932814	-41.60%	0	2008
	14.733733	15.296455	3.82%	3,229	2007
	12.818539	14.733733	14.94%	3,229	2006
	11.480022	12.818539	11.66%	3,229	2005
	10.000000	11.480022	14.80%	3,229	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.250398	10.100626	-41.45%	0	2008
	16.575063	17.250398	4.07%	0	2007
	14.384631	16.575063	15.23%	0	2006
	12.853202	14.384631	11.91%	0	2005
	11.017489	12.853202	16.66%	0	2004
	7.868440	11.017489	40.02%	0	2003
	10.000000	7.868440	-21.32%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	16.975188	9.915823	-41.59%	0	2008
	16.347226	16.975188	3.84%	2,746	2007
	14.226602	16.347226	14.91%	3,058	2006
	12.739615	14.226602	11.67%	3,168	2005
	10.946292	12.739615	16.38%	3,168	2004
	7.826372	10.946292	39.86%	3,152	2003
	10.000000	7.826372	-21.74%	288	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.524889	1.968205	-79.34%	0	2008
	10.000000	9.524889	-4.75%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	13.004661	2.715161	-79.12%	0	2008
	13.298680	13.004661	-2.21%	0	2007
	12.413396	13.298680	7.13%	0	2006
	12.392228	12.413396	0.17%	0	2005
	11.616416	12.392228	6.68%	0	2004
	9.572131	11.616416	21.36%	0	2003
	10.000000	9.572131	-4.28%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.700403	7.630751	-39.92%	0	2008
	12.457158	12.700403	1.95%	0	2007
	11.087281	12.457158	12.36%	0	2006
	10.709587	11.087281	3.53%	425	2005
	10.022655	10.709587	6.85%	425	2004
	8.096847	10.022655	23.78%	425	2003
	10.000000	8.096847	-19.03%	418	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.084709	9.789484	-39.14%	0	2008
	16.632901	16.084709	-3.30%	0	2007
	14.773061	16.632901	12.59%	0	2006
	13.727090	14.773061	7.62%	0	2005
	11.741245	13.727090	16.91%	0	2004
	8.307381	11.741245	41.34%	0	2003
	10.000000	8.307381	-16.93%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.588357	5.819312	-39.31%	0	2008
	9.933476	9.588357	-3.47%	0	2007
	10.000000	9.933476	-0.67%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.328406	11.995544	-16.28%	0	2008
	13.361125	14.328406	7.24%	0	2007
	12.726351	13.361125	4.99%	0	2006
	12.684147	12.726351	0.33%	0	2005
	11.948466	12.684147	6.16%	0	2004
	10.417188	11.948466	14.70%	0	2003
	10.000000	10.417188	4.17%	0	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.330172	8.599969	-39.99%	0	2008
	15.580207	14.330172	-8.02%	0	2007
	13.729004	15.580207	13.48%	0	2006
	13.325915	13.729004	3.02%	0	2005
	12.250469	13.325915	8.78%	0	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	16.848636	9.244710	-45.13%	0	2008
	15.883106	16.848636	6.08%	0	2007
	12.701870	15.883106	25.05%	0	2006
	11.563103	12.701870	9.85%	0	2005
	10.164820	11.563103	13.76%	0	2004
	8.078172	10.164820	25.83%	0	2003
	10.000000	8.078172	-19.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.349676	8.518288	-40.64%	0	2008
	16.795653	14.349676	-14.56%	0	2007
	14.625448	16.795653	14.84%	0	2006
	13.956775	14.625448	4.79%	0	2005
	11.295044	13.956775	23.57%	0	2004
	7.709463	11.295044	46.51%	0	2003
	10.000000	7.709463	-22.91%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.331998	6.985410	-38.36%	0	2008
	10.970793	11.331998	3.29%	0	2007
	10.627809	10.970793	3.23%	0	2006
	10.270424	10.627809	3.48%	0	2005
	9.988042	10.270424	2.83%	0	2004
	8.167602	9.988042	22.29%	0	2003
	10.000000	8.167602	-18.32%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.905234	9.559941	-12.34%	0	2008
	10.587907	10.905234	3.00%	0	2007
	10.442533	10.587907	1.39%	0	2006
	10.262197	10.442533	1.76%	0	2005
	10.072087	10.262197	1.89%	0	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.133280	12.815070	-39.36%	0	2008
	26.097011	21.133280	-19.02%	0	2007
	19.361606	26.097011	34.79%	0	2006
	16.938261	19.361606	14.31%	0	2005
	12.714907	16.938261	33.22%	0	2004
	10.000000	12.714907	27.15%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	10.898430	5.428947	-50.19%	0	2008
	9.544847	10.898430	14.18%	0	2007
	9.499707	9.544847	0.48%	0	2006
	9.014340	9.499707	5.38%	240	2005
	8.623276	9.014340	4.53%	240	2004
	6.933545	8.623276	24.37%	240	2003
	10.000000	6.933545	-30.66%	236	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.012337	8.177941	-37.15%	0	2008
	13.609889	13.012337	-4.39%	0	2007
	11.978973	13.609889	13.61%	0	2006
	11.752174	11.978973	1.93%	673	2005
	10.222619	11.752174	14.96%	673	2004
	7.984854	10.222619	28.03%	673	2003
	10.000000	7.984854	-20.15%	662	2002*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.492031	5.878636	-52.94%	0	2008
	12.596260	12.492031	-0.83%	0	2007
	11.397292	12.596260	10.52%	0	2006
	11.047337	11.397292	3.17%	0	2005
	10.186008	11.047337	8.46%	0	2004
	7.809616	10.186008	30.43%	0	2003

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.035257	6.756318	-43.86%	0	2008
	11.009426	12.035257	9.32%	0	2007
	10.608051	11.009426	3.78%	0	2006
	9.983976	10.608051	6.25%	0	2005
	9.595665	9.983976	4.05%	0	2004
	7.591017	9.595665	26.41%	0	2003

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.353489	7.957999	-48.17%	0	2008
	14.157393	15.353489	8.45%	0	2007
	12.416409	14.157393	14.02%	0	2006
	11.576446	12.416409	7.26%	0	2005
	10.243100	11.576446	13.02%	0	2004
	7.733519	10.243100	32.45%	0	2003

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.457127	7.478960	-48.27%	0	2008
	13.366585	14.457127	8.16%	0	2007
	11.749438	13.366585	13.76%	0	2006
	10.988598	11.749438	6.92%	0	2005
	10.000000	10.988598	9.89%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.379794	7.778513	-31.65%	0	2008
	10.758010	11.379794	5.78%	0	2007
	10.000000	10.758010	7.58%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.336843	7.729246	-31.82%	0	2008
	10.741032	11.336843	5.55%	0	2007
	10.000000	10.741032	7.41%	0	2006*

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	20.760941	12.077272	-41.83%	0	2008
	18.540907	20.760941	11.97%	0	2007
	14.816159	18.540907	25.14%	0	2006
	12.863507	14.816159	15.18%	0	2005
	10.626944	12.863507	21.05%	0	2004
	8.445130	10.626944	25.84%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.558212	10.182204	-30.06%	0	2008
	13.582788	14.558212	7.18%	0	2007
	12.477630	13.582788	8.86%	0	2006
	11.848572	12.477630	5.31%	0	2005
	10.638792	11.848572	11.37%	0	2004
	8.539770	10.638792	24.58%	0	2003

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.499778	7.833619	-41.97%	2,080	2008
	13.158479	13.499778	2.59%	1,867	2007
	11.494512	13.158479	14.48%	1,712	2006
	11.230182	11.494512	2.35%	1,533	2005
	10.318908	11.230182	8.83%	1,343	2004
	7.977811	10.318908	29.35%	1,150	2003

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	25.019439	11.436390	-54.29%	837	2008
	24.220193	25.019439	3.30%	837	2007
	18.317685	24.220193	32.22%	837	2006
	16.064913	18.317685	14.02%	837	2005
	13.145698	16.064913	22.21%	837	2004
	9.332566	13.145698	40.86%	837	2003

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.444220	6.738641	-41.12%	0	2008
	10.295404	11.444220	11.16%	0	2007
	10.588935	10.295404	-2.77%	0	2006
	9.422292	10.588935	12.38%	0	2005
	8.887620	9.422292	6.02%	0	2004
	7.362376	8.887620	20.72%	0	2003

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.704086	10.501555	-37.13%	921	2008
	16.816284	16.704086	-0.67%	921	2007
	15.047690	16.816284	11.75%	921	2006
	14.421008	15.047690	4.35%	921	2005
	12.376953	14.421008	16.52%	921	2004
	8.977476	12.376953	37.87%	921	2003

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	14.970321	10.119629	-32.40%	0	2008
	15.402013	14.970321	-2.80%	0	2007
	13.756976	15.402013	11.96%	0	2006
	13.110012	13.756976	4.93%	0	2005
	10.992303	13.110012	19.27%	0	2004
	8.153219	10.992303	34.82%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.579365	7.429645	-35.84%	0	2008
	10.980303	11.579365	5.46%	0	2007
	10.275479	10.980303	6.86%	0	2006
	10.134186	10.275479	1.39%	0	2005
	9.751221	10.134186	3.93%	0	2004
	7.908728	9.751221	23.30%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.652126	8.396618	-38.50%	0	2008
	13.257044	13.652126	2.98%	0	2007
	11.729615	13.257044	13.02%	0	2006
	11.449414	11.729615	2.45%	0	2005
	10.575611	11.449414	8.26%	0	2004
	8.419622	10.575611	25.61%	0	2003

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.414032	9.453311	-38.67%	0	2008
	15.005585	15.414032	2.72%	0	2007
	13.310356	15.005585	12.74%	0	2006
	13.024491	13.310356	2.19%	0	2005
	12.061909	13.024491	7.98%	0	2004
	10.000000	12.061909	20.62%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.040621	7.134080	-35.38%	0	2008
	12.519333	11.040621	-11.81%	0	2007
	10.983086	12.519333	13.99%	0	2006
	10.712082	10.983086	2.53%	0	2005
	9.997537	10.712082	7.15%	0	2004
	8.024743	9.997537	24.58%	0	2003

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.446513	8.565483	-31.18%	0	2008
	11.602794	12.446513	7.27%	0	2007
	10.240784	11.602794	13.30%	0	2006
	10.290702	10.240784	-0.49%	0	2005
	9.818699	10.290702	4.81%	0	2004
	8.100155	9.818699	21.22%	0	2003

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	13.840244	10.008518	-27.69%	0	2008
	13.709302	13.840244	0.96%	0	2007
	12.670685	13.709302	8.20%	0	2006
	12.660751	12.670685	0.08%	0	2005
	11.745507	12.660751	7.79%	0	2004
	9.855603	11.745507	19.18%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	14.761743	7.839708	-46.89%	0	2008
	13.773122	14.761743	7.18%	0	2007
	11.838546	13.773122	16.34%	0	2006
	11.091134	11.838546	6.74%	0	2005
	9.937138	11.091134	11.61%	0	2004
	7.701825	9.937138	29.02%	0	2003

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	16.880330	9.332559	-44.71%	0	2008
	14.619004	16.880330	15.47%	0	2007
	13.803221	14.619004	5.91%	0	2006
	12.515706	13.803221	10.29%	0	2005
	11.080724	12.515706	12.95%	0	2004
	8.083968	11.080724	37.07%	0	2003

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.389868	10.332741	-9.28%	0	2008
	11.046758	11.389868	3.11%	0	2007
	10.838542	11.046758	1.92%	0	2006
	10.934179	10.838542	-0.87%	0	2005
	10.784052	10.934179	1.39%	0	2004
	10.531737	10.784052	2.40%	0	2003

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.350232	10.267356	-9.54%	0	2008
	11.033818	11.350232	2.87%	0	2007
	10.850276	11.033818	1.69%	0	2006
	10.979659	10.850276	-1.18%	0	2005
	10.860369	10.979659	1.10%	0	2004
	10.627205	10.860369	2.19%	0	2003

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.615011	5.810208	-49.98%	0	2008
	10.102421	11.615011	14.97%	0	2007
	9.521816	10.102421	6.10%	0	2006
	9.011405	9.521816	5.66%	0	2005
	8.354922	9.011405	7.86%	0	2004
	6.543855	8.354922	27.68%	0	2003

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.397348	5.698099	-50.01%	1,247	2008
	9.929525	11.397348	14.78%	1,247	2007
	9.370225	9.929525	5.97%	1,247	2006
	8.887526	9.370225	5.43%	1,247	2005
	8.259973	8.887526	7.60%	1,247	2004
	6.479162	8.259973	27.49%	1,247	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	11.828915	8.238533	-30.35%	0	2008
	10.480564	11.828915	12.87%	0	2007
	9.987582	10.480564	4.94%	0	2006
	9.820651	9.987582	1.70%	0	2005
	9.525932	9.820651	3.09%	0	2004
	8.256644	9.525932	15.37%	0	2003

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.136620	7.746989	-30.44%	0	2008
	9.882926	11.136620	12.69%	0	2007
	9.426788	9.882926	4.84%	0	2006
	9.282383	9.426788	1.56%	0	2005
	9.019318	9.282383	2.92%	0	2004
	7.833700	9.019318	15.13%	0	2003

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	10.619839	6.663017	-37.26%	0	2008
	9.130977	10.619839	16.31%	0	2007
	8.732946	9.130977	4.56%	0	2006
	8.598288	8.732946	1.57%	0	2005
	8.301299	8.598288	3.58%	0	2004
	6.888904	8.301299	20.50%	0	2003

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	9.838797	6.166813	-37.32%	0	2008
	8.478871	9.838797	16.04%	0	2007
	8.118742	8.478871	4.44%	0	2006
	8.011018	8.118742	1.34%	0	2005
	7.750609	8.011018	3.36%	0	2004
	6.438259	7.750609	20.38%	0	2003

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.124202	7.181400	-35.44%	0	2008
	10.440849	11.124202	6.54%	0	2007
	9.557198	10.440849	9.25%	0	2006
	9.247818	9.557198	3.35%	0	2005
	8.964910	9.247818	3.16%	0	2004
	7.795442	8.964910	15.00%	0	2003

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.552435	7.443656	-35.57%	0	2008
	10.860643	11.552435	6.37%	0	2007
	9.954009	10.860643	9.11%	0	2006
	9.639366	9.954009	3.26%	0	2005
	9.368984	9.639366	2.89%	0	2004
	8.154857	9.368984	14.89%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	15.871738	8.911892	-43.85%	0	2008
	13.805265	15.871738	14.97%	0	2007
	12.642514	13.805265	9.20%	0	2006
	11.056607	12.642514	14.34%	0	2005
	9.796715	11.056607	12.86%	0	2004
	7.800188	9.796715	25.60%	0	2003

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	14.037682	7.871509	-43.93%	2,345	2008
	12.231365	14.037682	14.77%	2,345	2007
	11.217046	12.231365	9.04%	2,345	2006
	9.826834	11.217046	14.15%	2,345	2005
	8.720714	9.826834	12.68%	2,345	2004
	6.951963	8.720714	25.44%	2,345	2003

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.255239	5.325940	-42.45%	0	2008
	8.847020	9.255239	4.61%	0	2007
	7.931019	8.847020	11.55%	0	2006
	6.699171	7.931019	18.39%	0	2005
	6.760190	6.699171	-0.90%	0	2004
	5.519042	6.760190	22.49%	0	2003

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.149211	5.250625	-42.61%	0	2008
	8.761711	9.149211	4.42%	0	2007
	7.866891	8.761711	11.37%	0	2006
	6.661731	7.866891	18.09%	0	2005
	6.721922	6.661731	-0.90%	0	2004
	5.499502	6.721922	22.23%	0	2003

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.432583	6.969743	-43.94%	0	2008
	12.529656	12.432583	-0.77%	0	2007
	10.663017	12.529656	17.51%	0	2006
	10.303367	10.663017	3.49%	0	2005
	9.453639	10.303367	8.99%	0	2004
	7.419096	9.453639	27.42%	0	2003

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.489249	7.547916	-44.04%	1,023	2008
	13.614045	13.489249	-0.92%	1,023	2007
	11.600422	13.614045	17.36%	1,023	2006
	11.229053	11.600422	3.31%	1,023	2005
	10.316800	11.229053	8.84%	1,023	2004
	8.108414	10.316800	27.24%	1,023	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	10.922502	6.222578	-43.03%	0	2008
	9.967592	10.922502	9.58%	0	2007
	9.013276	9.967592	10.59%	0	2006
	8.565898	9.013276	5.22%	0	2005
	8.277829	8.565898	3.48%	0	2004
	6.844349	8.277829	20.94%	0	2003

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.186681	6.359604	-43.15%	1,148	2008
	10.221721	11.186681	9.44%	1,148	2007
	9.255778	10.221721	10.44%	1,148	2006
	8.806821	9.255778	5.10%	1,148	2005
	8.529207	8.806821	3.25%	1,148	2004
	7.061039	8.529207	20.79%	1,148	2003

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	8.958660	3.939131	-56.03%	0	2008
	7.441763	8.958660	20.38%	0	2007
	7.222009	7.441763	3.04%	0	2006
	6.779429	7.222009	6.53%	0	2005
	6.471511	6.779429	4.76%	0	2004
	5.100632	6.471511	26.88%	0	2003

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.370514	4.113226	-56.10%	0	2008
	7.792547	9.370514	20.25%	0	2007
	7.575569	7.792547	2.86%	0	2006
	7.123432	7.575569	6.35%	0	2005
	6.810642	7.123432	4.59%	0	2004
	5.378587	6.810642	26.63%	0	2003

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.344749	5.340836	-48.37%	0	2008
	8.333858	10.344749	24.13%	0	2007
	7.979337	8.333858	4.44%	0	2006
	7.716381	7.979337	3.41%	0	2005
	7.636709	7.716381	1.04%	0	2004
	5.877549	7.636709	29.93%	0	2003

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.048407	4.149419	-48.44%	0	2008
	6.494685	8.048407	23.92%	0	2007
	6.227695	6.494685	4.29%	0	2006
	6.032208	6.227695	3.24%	0	2005
	5.978100	6.032208	0.91%	0	2004
	4.609363	5.978100	29.69%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.311628	6.827674	-26.68%	0	2008
	9.271042	9.311628	0.44%	0	2007
	8.521607	9.271042	8.79%	0	2006
	8.493992	8.521607	0.33%	0	2005
	7.929810	8.493992	7.11%	0	2004
	6.382519	7.929810	24.24%	0	2003

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.070973	7.376826	-26.75%	0	2008
	10.038273	10.070973	0.33%	0	2007
	9.239545	10.038273	8.64%	0	2006
	9.228598	9.239545	0.12%	0	2005
	8.622256	9.228598	7.03%	0	2004
	6.951692	8.622256	24.03%	0	2003

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.752216	7.139341	-26.79%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.752216	7.139341	-26.79%	0	2008
	10.000000	9.752216	-2.48%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.185135	6.278577	-38.36%	0	2008
	9.873118	10.185135	3.16%	0	2007
	8.718132	9.873118	13.25%	0	2006
	8.499127	8.718132	2.58%	0	2005
	7.852313	8.499127	8.24%	0	2004
	6.249311	7.852313	25.65%	0	2003

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.329823	12.619394	-5.33%	0	2008
	13.056692	13.329823	2.09%	0	2007
	12.786679	13.056692	2.11%	0	2006
	12.786593	12.786679	0.00%	0	2005
	12.510161	12.786593	2.21%	0	2004
	12.152606	12.510161	2.94%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	34.804386	20.600153	-40.81%	0	2008
	30.802845	34.804386	12.99%	0	2007
	27.957810	30.802845	10.18%	0	2006
	24.170104	27.957810	15.67%	0	2005
	19.796759	24.170104	22.09%	0	2004
	14.604795	19.796759	35.55%	0	2003

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	21.798932	12.881494	-40.91%	879	2008
	19.317512	21.798932	12.85%	879	2007
	17.562509	19.317512	9.99%	879	2006
	15.207369	17.562509	15.49%	879	2005
	12.467339	15.207369	21.98%	879	2004
	9.215801	12.467339	35.28%	879	2003

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.218115	11.309351	0.81%	0	2008
	10.901254	11.218115	2.91%	0	2007
	10.620683	10.901254	2.64%	0	2006
	10.532838	10.620683	0.83%	0	2005
	10.635932	10.532838	-0.97%	0	2004
	10.762143	10.635932	-1.17%	0	2003

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	14.827724	8.144178	-45.07%	0	2008
	12.930372	14.827724	14.67%	0	2007
	11.203058	12.930372	15.42%	0	2006
	9.622805	11.203058	16.42%	0	2005
	8.665395	9.622805	11.05%	0	2004
	6.183841	8.665395	40.13%	0	2003

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	11.910231	6.530687	-45.17%	1,616	2008
	10.399853	11.910231	14.52%	1,616	2007
	9.023920	10.399853	15.25%	1,616	2006
	7.763390	9.023920	16.24%	1,616	2005
	7.001725	7.763390	10.88%	1,616	2004
	5.002467	7.001725	39.97%	1,616	2003

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	16.836394	9.234195	-45.15%	0	2008
	14.700399	16.836394	14.53%	0	2007
	12.751104	14.700399	15.29%	0	2006
	10.973711	12.751104	16.20%	0	2005
	10.000000	10.973711	9.74%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	16.934675	9.299283	-45.09%	0	2008
	14.765373	16.934675	14.69%	0	2007
	12.792629	14.765373	15.42%	0	2006
	10.992509	12.792629	16.38%	0	2005
	10.000000	10.992509	9.93%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.735434	6.662785	-47.68%	0	2008
	12.762430	12.735434	-0.21%	0	2007
	11.384835	12.762430	12.10%	0	2006
	10.967131	11.384835	3.81%	0	2005
	10.090776	10.967131	8.68%	0	2004
	7.691381	10.090776	31.20%	0	2003

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.610034	6.588329	-47.75%	0	2008
	12.653218	12.610034	-0.34%	0	2007
	11.302010	12.653218	11.96%	0	2006
	10.912642	11.302010	3.57%	0	2005
	10.053686	10.912642	8.54%	0	2004
	7.681919	10.053686	30.87%	0	2003

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	15.999266	7.643067	-52.23%	0	2008
	15.485603	15.999266	3.32%	0	2007
	13.618965	15.485603	13.71%	0	2006
	13.570644	13.618965	0.36%	0	2005
	12.166917	13.570644	11.54%	0	2004
	7.879962	12.166917	54.40%	0	2003

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	14.995434	7.147359	-52.34%	0	2008
	14.535813	14.995434	3.16%	0	2007
	12.804504	14.535813	13.52%	0	2006
	12.775007	12.804504	0.23%	0	2005
	11.468492	12.775007	11.39%	0	2004
	7.447769	11.468492	53.99%	0	2003

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.141972	9.394382	-28.52%	0	2008
	13.764650	13.141972	-4.52%	0	2007
	11.978531	13.764650	14.91%	0	2006
	11.806189	11.978531	1.46%	0	2005
	10.845443	11.806189	8.86%	0	2004
	8.875354	10.845443	22.20%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.560161	-34.40%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	16.984479	9.932150	-41.52%	0	2008
	14.992532	16.984479	13.29%	0	2007
	12.589369	14.992532	19.09%	0	2006
	11.645175	12.589369	8.11%	0	2005
	10.011491	11.645175	16.32%	0	2004
	7.718664	10.011491	29.70%	0	2003

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.025132	10.621122	-37.62%	0	2008
	16.395794	17.025132	3.84%	0	2007
	15.126077	16.395794	8.39%	0	2006
	13.936622	15.126077	8.53%	0	2005
	12.125134	13.936622	14.94%	0	2004
	10.000000	12.125134	21.25%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.058244	6.818788	-38.34%	0	2008
	10.180185	11.058244	8.63%	0	2007
	9.695092	10.180185	5.00%	0	2006
	9.505724	9.695092	1.99%	0	2005
	8.913672	9.505724	6.64%	0	2004
	7.429876	8.913672	19.97%	0	2003

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.169795	4.816666	-52.64%	0	2008
	9.491843	10.169795	7.14%	0	2007
	9.482076	9.491843	0.10%	0	2006
	9.420626	9.482076	0.65%	0	2005
	8.417302	9.420626	11.92%	0	2004
	6.296867	8.417302	33.67%	0	2003

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.041606	6.534091	-40.82%	0	2008
	11.037177	11.041606	0.04%	0	2007
	9.987643	11.037177	10.51%	0	2006
	9.717518	9.987643	2.78%	0	2005
	9.350443	9.717518	3.93%	0	2004
	7.161505	9.350443	30.57%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.056226	9.908329	-34.19%	0	2008
	14.302731	15.056226	5.27%	0	2007
	12.128915	14.302731	17.92%	0	2006
	11.641759	12.128915	4.18%	0	2005
	10.361374	11.641759	12.36%	0	2004
	8.491030	10.361374	22.03%	0	2003

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.592589	8.579822	-31.87%	0	2008
	12.041090	12.592589	4.58%	0	2007
	11.143738	12.041090	8.05%	0	2006
	10.950301	11.143738	1.77%	0	2005
	10.563598	10.950301	3.66%	0	2004
	9.204337	10.563598	14.77%	0	2003

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.205327	5.397327	-47.11%	0	2008
	10.121789	10.205327	0.83%	0	2007
	10.000000	10.121789	1.22%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.745280	8.144398	-40.75%	0	2008
	13.055015	13.745280	5.29%	0	2007
	11.733259	13.055015	11.27%	0	2006
	11.220861	11.733259	4.57%	0	2005
	10.000000	11.220861	12.21%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.806270	7.425270	-31.29%	0	2008
	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.466687	9.230548	-11.81%	0	2008
	10.388122	10.466687	0.76%	0	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.957998	7.179740	-39.96%	0	2008
	10.686985	11.957998	11.89%	0	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.184549	6.105029	-45.42%	0	2008
	10.216091	11.184549	9.48%	0	2007
	10.000000	10.216091	2.16%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.749596	5.908398	-39.40%	0	2008
	10.000000	9.749596	-2.50%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.350392	7.985550	-29.65%	0	2008
	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	37.244096	15.330784	-58.84%	0	2008
	26.218011	37.244096	42.06%	0	2007
	19.654703	26.218011	33.39%	0	2006
	15.177915	19.654703	29.50%	0	2005
	12.879191	15.177915	17.85%	0	2004
	7.993010	12.879191	61.13%	0	2003

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	28.817018	11.880662	-58.77%	0	2008
	20.249698	28.817018	42.31%	0	2007
	15.153663	20.249698	33.63%	0	2006
	11.688190	15.153663	29.65%	0	2005
	10.000000	11.688190	16.88%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.428443	-45.72%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.079792	-49.20%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.089184	-39.11%	0
					2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.087288	-39.13%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.320475	-36.80%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.873896	-21.26%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.155840	-28.44%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.017623	-9.82%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.511606	-24.88%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.794850	-32.05%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.251709	-17.48%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.802132	-1.98%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.780422	-2.20%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.786216	-2.14%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.625148	12.253382	5.40%	0	2008
	11.088197	11.625148	4.84%	0	2007
	10.964783	11.088197	1.13%	0	2006
	10.850902	10.964783	1.05%	0	2005
	10.738994	10.850902	1.04%	0	2004
	10.759750	10.738994	-0.19%	0	2003

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.533149	10.605462	-8.04%	2,385	2008
	11.186010	11.533149	3.10%	2,385	2007
	10.767398	11.186010	3.89%	2,385	2006
	10.651104	10.767398	1.09%	2,385	2005
	10.401213	10.651104	2.40%	2,385	2004
	9.850848	10.401213	5.59%	2,385	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.412119	10.318000	-16.87%	2,508	2008
	11.984135	12.412119	3.57%	2,508	2007
	11.295330	11.984135	6.10%	2,508	2006
	11.047236	11.295330	2.25%	2,508	2005
	10.535690	11.047236	4.86%	2,508	2004
	9.469845	10.535690	11.26%	2,508	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.150641	9.882894	-24.85%	0	2008
	12.721212	13.150641	3.38%	0	2007
	11.674509	12.721212	8.97%	0	2006
	11.325053	11.674509	3.09%	0	2005
	10.566259	11.325053	7.18%	0	2004
	8.994702	10.566259	17.47%	0	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.202017	9.534035	-32.87%	0	2008
	13.674738	14.202017	3.86%	1,939	2007
	12.200333	13.674738	12.08%	1,939	2006
	11.644118	12.200333	4.78%	1,939	2005
	10.616108	11.644118	9.68%	1,939	2004
	8.566674	10.616108	23.92%	1,939	2003

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.841358	9.171396	-38.20%	0	2008
	14.316251	14.841358	3.67%	0	2007
	12.518282	14.316251	14.36%	0	2006
	11.852441	12.518282	5.62%	0	2005
	10.622807	11.852441	11.58%	0	2004
	8.232471	10.622807	29.04%	0	2003

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.282716	9.500925	-37.83%	0	2008
	14.522518	15.282716	5.23%	0	2007
	13.505186	14.522518	7.53%	0	2006
	12.311434	13.505186	9.70%	0	2005
	10.871575	12.311434	13.24%	0	2004
	8.251038	10.871575	31.76%	0	2003

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.400280	8.931038	-37.98%	1,056	2008
	13.707918	14.400280	5.05%	1,056	2007
	12.764702	13.707918	7.39%	1,056	2006
	11.657317	12.764702	9.50%	1,056	2005
	10.314243	11.657317	13.02%	1,056	2004
	7.848669	10.314243	31.41%	1,056	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.142369	10.128123	-0.14%	0	2008
	9.892342	10.142369	2.53%	0	2007
	9.670975	9.892342	2.29%	0	2006
	9.626054	9.670975	0.47%	0	2005
	9.758385	9.626054	-1.36%	0	2004
	9.910795	9.758385	-1.54%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.035998	-39.64%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.190661	7.976645	-47.49%	0	2008
	15.084145	15.190661	0.71%	0	2007
	12.558061	15.084145	20.12%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.040018	7.880097	-47.61%	0	2008
	14.968461	15.040018	0.48%	0	2007
	12.496392	14.968461	19.78%	0	2006
	11.422247	12.496392	9.40%	0	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.268781	-37.31%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.179627	-38.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.660337	-33.40%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.736815	6.139684	-47.69%	2,348	2008
	10.955323	11.736815	7.13%	2,086	2007
	10.870894	10.955323	0.78%	1,905	2006
	10.311361	10.870894	5.43%	1,705	2005
	9.311690	10.311361	10.74%	1,495	2004
	7.098279	9.311690	31.18%	1,274	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.169625	9.406663	-33.61%	0	2008
	15.555230	14.169625	-8.91%	0	2007
	13.552352	15.555230	14.78%	0	2006
	13.436342	13.552352	0.86%	0	2005
	11.706441	13.436342	14.78%	0	2004
	7.626939	11.706441	53.49%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	12.970757	8.592002	-33.76%	0	2008
	14.290507	12.970757	-9.24%	0	2007
	12.471410	14.290507	14.59%	0	2006
	12.399737	12.471410	0.58%	0	2005
	10.831199	12.399737	14.48%	0	2004
	7.075123	10.831199	53.09%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	15.822586	9.569374	-39.52%	0	2008
	15.834593	15.822586	-0.08%	0	2007
	14.442878	15.834593	9.64%	0	2006
	13.140642	14.442878	9.91%	0	2005
	11.282968	13.140642	16.46%	0	2004
	8.176908	11.282968	37.99%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	15.976629	9.636667	-39.68%	0	2008
	16.026027	15.976629	-0.31%	0	2007
	14.654947	16.026027	9.36%	0	2006
	13.370618	14.654947	9.61%	0	2005
	11.503485	13.370618	16.23%	0	2004
	8.360527	11.503485	37.59%	0	2003

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.198465	6.397749	-42.87%	0	2008
	10.608500	11.198465	5.56%	0	2007
	10.000000	10.608500	6.08%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.800278	-2.00%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.551826	-44.48%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.302663	6.540962	-46.83%	0	2008
	11.043870	12.302663	11.40%	0	2007
	10.480784	11.043870	5.37%	0	2006
	10.213757	10.480784	2.61%	0	2005
	9.790431	10.213757	4.32%	0	2004
	7.655884	9.790431	27.88%	0	2003

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.407696	9.016183	-41.48%	0	2008
	14.809528	15.407696	4.04%	0	2007
	12.859353	14.809528	15.17%	0	2006
	11.493158	12.859353	11.89%	0	2005
	10.000000	11.493158	14.93%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.267879	8.911568	-41.63%	0	2008
	14.713762	15.267879	3.77%	0	2007
	12.807689	14.713762	14.88%	0	2006
	11.476139	12.807689	11.60%	0	2005
	10.000000	11.476139	14.76%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.201319	10.066732	-41.48%	0	2008
	16.536403	17.201319	4.02%	0	2007
	14.358400	16.536403	15.17%	0	2006
	12.836296	14.358400	11.86%	0	2005
	11.008609	12.836296	16.60%	0	2004
	7.866111	11.008609	39.95%	0	2003

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	16.924327	9.881052	-41.62%	0	2008
	16.306617	16.924327	3.79%	0	2007
	14.198492	16.306617	14.85%	0	2006
	12.720920	14.198492	11.62%	0	2005
	10.935813	12.720920	16.32%	0	2004
	7.822861	10.935813	39.79%	0	2003

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.521642	1.966526	-79.35%	0	2008
	10.000000	9.521642	-4.78%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	12.967685	2.706049	-79.13%	0	2008
	13.267681	12.967685	-2.26%	0	2007
	12.390764	13.267681	7.08%	0	2006
	12.375944	12.390764	0.12%	0	2005
	11.607058	12.375944	6.62%	0	2004
	9.569303	11.607058	21.29%	0	2003

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.580195	5.811385	-39.34%	0	2008
	9.930114	9.580195	-3.52%	0	2007
	10.000000	9.930114	-0.70%	0	2006
	10.709587	11.087281	3.53%	425	2005
	10.022655	10.709587	6.85%	425	2004
	8.096847	10.022655	23.78%	425	2003
	10.000000	8.096847	-19.03%	418	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	16.038962	9.756648	-39.17%	0	2008
	16.594129	16.038962	-3.35%	0	2007
	14.746131	16.594129	12.53%	0	2006
	13.709040	14.746131	7.57%	0	2005
	11.731796	13.709040	16.85%	0	2004
	8.304922	11.731796	41.26%	0	2003

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.580195	5.811385	-39.34%	0	2008
	9.926749	9.580195	-3.57%	0	2007
	10.000000	9.926749	-0.73%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.285502	11.953514	-16.32%	0	2008
	13.327949	14.285502	7.18%	0	2007
	12.701209	13.327949	4.93%	0	2006
	12.665535	12.701209	0.28%	0	2005
	11.937029	12.665535	6.10%	0	2004
	10.412529	11.937029	14.64%	0	2003

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.296059	8.575104	-40.02%	0	2008
	15.551102	14.296059	-8.07%	0	2007
	13.710342	15.551102	13.43%	0	2006
	13.314578	13.710342	2.97%	0	2005
	12.246297	13.314578	8.72%	0	2004
	10.000000	12.246297	22.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	16.800695	9.213676	-45.16%	0	2008
	15.846048	16.800695	6.02%	0	2007
	12.678693	15.846048	24.98%	0	2006
	11.547872	12.678693	9.79%	0	2005
	10.156618	11.547872	13.70%	0	2004
	8.075775	10.156618	25.77%	0	2003

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.308809	8.489677	-40.67%	0	2008
	16.756437	14.308809	-14.61%	0	2007
	14.598741	16.756437	14.78%	0	2006
	13.938389	14.598741	4.74%	0	2005
	11.285942	13.938389	23.50%	0	2004
	7.707185	11.285942	46.43%	0	2003

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.299762	6.961969	-38.39%	0	2008
	10.945197	11.299762	3.24%	0	2007
	10.608418	10.945197	3.17%	0	2006
	10.256913	10.608418	3.43%	0	2005
	9.979994	10.256913	2.77%	0	2004
	8.165187	9.979994	22.23%	0	2003

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.879266	9.532302	-12.38%	0	2008
	10.568123	10.879266	2.94%	0	2007
	10.428329	10.568123	1.34%	0	2006
	10.253466	10.428329	1.71%	0	2005
	10.068654	10.253466	1.84%	0	2004
	10.000000	10.068654	0.69%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.082959	12.777986	-39.39%	0	2008
	26.048258	21.082959	-19.06%	0	2007
	19.335268	26.048258	34.72%	0	2006
	16.923842	19.335268	14.25%	0	2005
	12.710568	16.923842	33.15%	0	2004
	10.000000	12.710568	27.11%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	10.865774	5.409913	-50.21%	0	2008
	9.521135	10.865774	14.12%	0	2007
	9.480934	9.521135	0.42%	0	2006
	9.001111	9.480934	5.33%	0	2005
	8.615017	9.001111	4.48%	0	2004
	6.930431	8.615017	24.31%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	12.973332	8.149243	-37.18%	1,024	2008
	13.576071	12.973332	-4.44%	1,024	2007
	11.955296	13.576071	13.56%	1,024	2006
	11.734926	11.955296	1.88%	1,024	2005
	10.212825	11.734926	14.90%	1,024	2004
	7.981270	10.212825	27.96%	1,024	2003

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.454572	5.858000	-52.97%	0	2008
	12.564941	12.454572	-0.88%	0	2007
	11.374753	12.564941	10.46%	0	2006
	11.031116	11.374753	3.12%	0	2005
	10.176252	11.031116	8.40%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	11.999208	6.732632	-43.89%	0	2008
	10.982088	11.999208	9.26%	0	2007
	10.587109	10.982088	3.73%	0	2006
	9.969336	10.587109	6.20%	0	2005
	9.586484	9.969336	3.99%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.309753	7.931255	-48.19%	0	2008
	14.124336	15.309753	8.39%	0	2007
	12.393732	14.124336	13.96%	0	2006
	11.561182	12.393732	7.20%	0	2005
	10.234829	11.561182	12.96%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.430073	7.461133	-48.29%	0	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006
	10.984884	11.739472	6.87%	0	2005
	10.000000	10.984884	9.85%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.370049	7.767868	-31.68%	0	2008
	10.754324	11.370049	5.73%	0	2007
	10.000000	10.754324	7.54%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.327126	7.718664	-31.86%	0	2008
	10.737346	11.327126	5.49%	0	2007
	10.000000	10.737346	7.37%	0	2006*

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	20.698728	12.034911	-41.86%	0	2008
	18.494848	20.698728	11.92%	0	2007
	14.786876	18.494848	25.08%	0	2006
	12.844624	14.786876	15.12%	0	2005
	10.616764	12.844624	20.98%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.516808	10.148051	-30.09%	0	2008
	13.551111	14.516808	7.13%	0	2007
	12.454867	13.551111	8.80%	0	2006
	11.832973	12.454867	5.26%	0	2005
	10.630217	11.832973	11.31%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.459282	7.806116	-42.00%	0	2008
	13.125760	13.459282	2.54%	0	2007
	11.471773	13.125760	14.42%	0	2006
	11.213688	11.471773	2.30%	0	2005
	10.309015	11.213688	8.78%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	24.944445	11.396262	-54.31%	0	2008
	24.160008	24.944445	3.25%	0	2007
	18.281468	24.160008	32.16%	0	2006
	16.041316	18.281468	13.96%	0	2005
	13.133092	16.041316	22.14%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.409874	6.714977	-41.15%	0	2008
	10.269776	11.409874	11.10%	0	2007
	10.567967	10.269776	-2.82%	0	2006
	9.408424	10.567967	12.32%	0	2005
	8.879086	9.408424	5.96%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.653994	10.464714	-37.16%	0	2008
	16.774477	16.653994	-0.72%	0	2007
	15.017934	16.774477	11.70%	0	2006
	14.399825	15.017934	4.29%	0	2005
	12.365090	14.399825	16.46%	0	2004

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	14.927717	10.085662	-32.44%	0	2008
	15.366077	14.927717	-2.85%	0	2007
	13.731878	15.366077	11.90%	0	2006
	13.092763	13.731878	4.88%	0	2005
	10.983445	13.092763	19.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.546433	7.404714	-35.87%	0	2008
	10.954701	11.546433	5.40%	0	2007
	10.256747	10.954701	6.80%	0	2006
	10.120867	10.256747	1.34%	0	2005
	9.743377	10.120867	3.87%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.613237	8.368407	-38.53%	0	2008
	13.226084	13.613237	2.93%	0	2007
	11.708192	13.226084	12.96%	0	2006
	11.434335	11.708192	2.40%	0	2005
	10.567084	11.434335	8.21%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.377331	9.425969	-38.70%	0	2008
	14.977543	15.377331	2.67%	0	2007
	13.292245	14.977543	12.68%	0	2006
	13.013396	13.292245	2.14%	0	2005
	12.057802	13.013396	7.93%	0	2004

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.008684	7.109797	-35.42%	0	2008
	12.489538	11.008684	-11.86%	0	2007
	10.962526	12.489538	13.93%	0	2006
	10.697481	10.962526	2.48%	0	2005
	9.989022	10.697481	7.09%	0	2004

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.410498	8.536330	-31.22%	0	2008
	11.575171	12.410498	7.22%	0	2007
	10.221624	11.575171	13.24%	0	2006
	10.276692	10.221624	-0.54%	0	2005
	9.810334	10.276692	4.75%	0	2004

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	13.798733	9.973402	-27.72%	0	2008
	13.675209	13.798733	0.90%	0	2007
	12.645613	13.675209	8.14%	0	2006
	12.642141	12.645613	0.03%	0	2005
	11.734244	12.642141	7.74%	0	2004

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	14.719714	7.813380	-46.92%	0	2008
	13.740970	14.719714	7.12%	0	2007
	11.816932	13.740970	16.28%	0	2006
	11.076523	11.816932	6.68%	0	2005
	9.929120	11.076523	11.56%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	16.832272	9.301216	-44.74%	0	2008
	14.584873	16.832272	15.41%	0	2007
	13.778016	14.584873	5.86%	0	2006
	12.499218	13.778016	10.23%	0	2005
	11.071794	12.499218	12.89%	0	2004

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.357405	10.298025	-9.33%	0	2008
	11.020936	11.357405	3.05%	0	2007
	10.818743	11.020936	1.87%	0	2006
	10.919766	10.818743	-0.93%	0	2005
	10.775341	10.919766	1.34%	0	2004

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.317397	10.232421	-9.59%	0	2008
	11.007547	11.317397	2.81%	0	2007
	10.829959	11.007547	1.64%	0	2006
	10.964691	10.829959	-1.23%	0	2005
	10.851113	10.964691	1.05%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.573550	5.786497	-50.00%	0	2008
	10.071535	11.573550	14.91%	0	2007
	9.497538	10.071535	6.04%	0	2006
	8.993017	9.497538	5.61%	0	2005
	8.342132	8.993017	7.80%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.356668	5.674848	-50.03%	0	2008
	9.899167	11.356668	14.72%	0	2007
	9.346348	9.899167	5.91%	0	2006
	8.869399	9.346348	5.38%	0	2005
	8.247328	8.869399	7.54%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	11.776657	8.197942	-30.39%	0	2008
	10.439629	11.776657	12.81%	0	2007
	9.953647	10.439629	4.88%	0	2006
	9.792282	9.953647	1.65%	0	2005
	9.503252	9.792282	3.04%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	11.093048	7.712734	-30.47%	0	2008
	9.849321	11.093048	12.63%	0	2007
	9.399532	9.849321	4.79%	0	2006
	9.260259	9.399532	1.50%	0	2005
	9.002423	9.260259	2.86%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	10.572904	6.630165	-37.29%	0	2008
	9.095296	10.572904	16.25%	0	2007
	8.703259	9.095296	4.50%	0	2006
	8.573428	8.703259	1.51%	0	2005
	8.281531	8.573428	3.52%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	9.800309	6.139533	-37.35%	0	2008
	8.450052	9.800309	15.98%	0	2007
	8.095269	8.450052	4.38%	0	2006
	7.991930	8.095269	1.29%	0	2005
	7.736094	7.991930	3.31%	0	2004

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.075093	7.146040	-35.48%	0	2008
	10.400099	11.075093	6.49%	0	2007
	9.524752	10.400099	9.19%	0	2006
	9.221112	9.524752	3.29%	0	2005
	8.943577	9.221112	3.10%	0	2004

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.507280	7.410757	-35.60%	0	2008
	10.823752	11.507280	6.32%	0	2007
	9.925264	10.823752	9.05%	0	2006
	9.616419	9.925264	3.21%	0	2005
	9.351445	9.616419	2.83%	0	2004

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	15.801609	8.867969	-43.88%	0	2008
	13.751323	15.801609	14.91%	0	2007
	12.599545	13.751323	9.14%	0	2006
	11.024639	12.599545	14.29%	0	2005
	9.773384	11.024639	12.8	0	2004

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	13.982824	7.836723	-43.95%	0	2008
	12.189822	13.982824	14.71%	0	2007
	11.184637	12.189822	8.99%	0	2006
	9.803432	11.184637	14.09%	0	2005
	8.704388	9.803432	12.63%	0	2004

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.221012	5.303522	-42.48%	0	2008
	8.818832	9.221012	4.56%	0	2007
	7.909775	8.818832	11.49%	0	2006
	6.684633	7.909775	18.33%	0	2005
	6.748962	6.684633	-0.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.115418	5.228543	-42.64%	0	2008
	8.733830	9.115418	4.37%	0	2007
	7.845856	8.733830	11.32%	0	2006
	6.647305	7.845856	18.03%	0	2005
	6.710793	6.647305	-0.95%	0	2004

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.377697	6.935423	-43.97%	0	2008
	12.480760	12.377697	-0.83%	0	2007
	10.626821	12.480760	17.45%	0	2006
	10.273613	10.626821	3.44%	0	2005
	9.431146	10.273613	8.93%	0	2004

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.436473	7.514530	-44.07%	725	2008
	13.567765	13.436473	-0.97%	725	2007
	11.566886	13.567765	17.30%	725	2006
	11.202290	11.566886	3.25%	725	2005
	10.297474	11.202290	8.79%	725	2004

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	10.874210	6.191892	-43.06%	0	2008
	9.928625	10.874210	9.52%	0	2007
	8.982616	9.928625	10.53%	0	2006
	8.541107	8.982616	5.17%	0	2005
	8.258099	8.541107	3.43%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	11.142951	6.331499	-43.18%	0	2008
	10.186996	11.142951	9.38%	0	2007
	9.229031	10.186996	10.38%	0	2006
	8.785840	9.229031	5.04%	0	2005
	8.513233	8.785840	3.20%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	8.919058	3.919710	-56.05%	0	2008
	7.412676	8.919058	20.32%	0	2007
	7.197447	7.412676	2.99%	0	2006
	6.759816	7.197447	6.47%	0	2005
	6.456082	6.759816	4.70%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.333884	4.095040	-56.13%	0	2008
	7.766071	9.333884	20.19%	0	2007
	7.553684	7.766071	2.81%	0	2006
	7.106463	7.553684	6.29%	0	2005
	6.797884	7.106463	4.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.299075	5.314525	-48.40%	0	2008
	8.301332	10.299075	24.07%	0	2007
	7.952242	8.301332	4.39%	0	2006
	7.694090	7.952242	3.36%	0	2005
	7.618533	7.694090	0.99%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.016948	4.131086	-48.47%	0	2008
	6.472626	8.016948	23.86%	0	2007
	6.209708	6.472626	4.23%	0	2006
	6.017847	6.209708	3.19%	0	2005
	5.966905	6.017847	0.85%	0	2004

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.270443	6.793998	-26.71%	0	2008
	9.234781	9.270443	0.39%	0	2007
	8.492610	9.234781	8.74%	0	2006
	8.469429	8.492610	0.27%	0	2005
	7.910922	8.469429	7.06%	0	2004

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.031581	7.344206	-26.79%	0	2008
	10.004134	10.031581	0.27%	0	2007
	9.212828	10.004134	8.59%	0	2006
	9.206598	9.212828	0.07%	0	2005
	8.606102	9.206598	6.98%	0	2004

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.748882	7.133247	-26.83%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.748882	7.133247	-26.83%	0	2008
	10.000000	9.748882	-2.51%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	10.140119	6.247628	-38.39%	0	2008
	9.834538	10.140119	3.11%	0	2007
	8.688502	9.834538	13.19%	0	2006
	8.474560	8.688502	2.52%	0	2005
	7.833614	8.474560	8.18%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.270976	12.557258	-5.38%	0	2008
	13.005724	13.270976	2.04%	0	2007
	12.743256	13.005724	2.06%	0	2006
	12.749685	12.743256	-0.05%	0	2005
	12.480413	12.749685	2.16%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	34.650659	20.498650	-40.84%	0	2008
	30.682557	34.650659	12.93%	0	2007
	27.862841	30.682557	10.12%	0	2006
	24.100265	27.862841	15.61%	0	2005
	19.749641	24.100265	22.03%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	21.713686	12.824549	-40.94%	0	2008
	19.251869	21.713686	12.79%	0	2007
	17.511757	19.251869	9.94%	0	2006
	15.171134	17.511757	15.43%	0	2005
	12.443976	15.171134	21.92%	0	2004

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.168504	11.253584	0.76%	0	2008
	10.858623	11.168504	2.85%	0	2007
	10.584545	10.858623	2.59%	0	2006
	10.502352	10.584545	0.78%	0	2005
	10.610568	10.502352	-1.02%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	14.762178	8.104022	-45.10%	0	2008
	12.879820	14.762178	14.61%	0	2007
	11.164941	12.879820	15.36%	0	2006
	9.594958	11.164941	16.36%	0	2005
	8.644743	9.594958	10.99%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	11.863613	6.501796	-45.20%	0	2008
	10.364454	11.863613	14.46%	0	2007
	8.997793	10.364454	15.19%	0	2006
	7.744856	8.997793	16.18%	0	2005
	6.988583	7.744856	10.82%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	16.804895	9.212193	-45.18%	0	2008
	14.680445	16.804895	14.47%	0	2007
	12.740304	14.680445	15.23%	0	2006
	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	16.903041	9.277149	-45.12%	0	2008
	14.745374	16.903041	14.63%	0	2007
	12.781799	14.745374	15.36%	0	2006
	10.988796	12.781799	16.32%	0	2005
	10.000000	10.988796	9.89%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.692657	6.636995	-47.71%	0	2008
	12.726101	12.692657	-0.26%	0	2007
	11.358207	12.726101	12.04%	0	2006
	10.947069	11.358207	3.76%	0	2005
	10.077468	10.947069	8.63%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.567635	6.562811	-47.78%	0	2008
	12.617157	12.567635	-0.39%	0	2007
	11.275542	12.617157	11.90%	0	2006
	10.892643	11.275542	3.52%	0	2005
	10.040390	10.892643	8.49%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	15.953753	7.617404	-52.25%	0	2008
	15.449481	15.953753	3.26%	0	2007
	13.594132	15.449481	13.65%	0	2006
	13.552802	13.594132	0.30%	0	2005
	12.157134	13.552802	11.48%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	14.952059	7.123023	-52.36%	0	2008
	14.501211	14.952059	3.11%	0	2007
	12.780543	14.501211	13.46%	0	2006
	12.757597	12.780543	0.18%	0	2005
	11.458711	12.757597	11.34%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	13.104586	9.362860	-28.55%	0	2008
	13.732547	13.104586	-4.57%	0	2007
	11.956683	13.732547	14.85%	0	2006
	11.790666	11.956683	1.41%	0	2005
	10.836716	11.790666	8.80%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.557922	-34.42%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	16.936121	9.898800	-41.55%	0	2008
	14.957527	16.936121	13.23%	0	2007
	12.566376	14.957527	19.03%	0	2006
	11.629840	12.566376	8.05%	0	2005
	10.003413	11.629840	16.26%	0	2004

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.984590	10.590402	-37.65%	0	2008
	16.365160	16.984590	3.79%	0	2007
	15.105508	16.365160	8.34%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.025086	6.794855	-38.37%	0	2008
	10.154868	11.025086	8.57%	0	2007
	9.675916	10.154868	4.95%	0	2006
	9.491754	9.675916	1.94%	0	2005
	8.905120	9.491754	6.59%	0	2004

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.139275	4.799747	-52.66%	0	2008
	9.468220	10.139275	7.09%	0	2007
	9.463307	9.468220	0.05%	0	2006
	9.406778	9.463307	0.60%	0	2005
	8.409236	9.406778	11.86%	0	2004

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.008488	6.511155	-40.85%	0	2008
	11.009732	11.008488	-0.01%	0	2007
	9.967893	11.009732	10.45%	0	2006
	9.703235	9.967893	2.73%	0	2005
	9.341483	9.703235	3.87%	0	2004

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.011079	9.873565	-34.22%	0	2008
	14.267168	15.011079	5.21%	0	2007
	12.104932	14.267168	17.86%	0	2006
	11.624664	12.104932	4.13%	0	2005
	10.351447	11.624664	12.30%	0	2004

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.556722	8.551003	-31.90%	0	2008
	12.012967	12.556722	4.53%	0	2007
	11.123392	12.012967	8.00%	0	2006
	10.935873	11.123392	1.71%	0	2005
	10.555081	10.935873	3.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.196616	5.389961	-47.14%	0	2008
	10.118357	10.196616	0.77%	0	2007
	10.000000	10.118357	1.18%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.797061	7.415149	-31.32%	0	2008
	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.457773	9.217980	-11.86%	0	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	37.132446	15.276981	-58.86%	0	2008
	26.152834	37.132446	41.98%	0	2007
	19.615833	26.152834	33.33%	0	2006
	15.155615	19.615833	29.43%	0	2005
	12.866857	15.155615	17.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	28.763191	11.852392	-58.79%	0	2008
	20.222258	28.763191	42.24%	0	2007
	15.140838	20.222258	33.56%	0	2006
	11.684242	15.140838	29.58%	0	2005
	10.000000	11.684242	16.84%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.426594	-45.73%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.078051	-49.22%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.087100	-39.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.085201	-39.15%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.792527	-32.07%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.782878	-2.17%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.590290	12.210394	5.35%	0	2008
	11.060633	11.590290	4.79%	0	2007
	10.943107	11.060633	1.07%	0	2006
	10.834977	10.943107	1.00%	0	2005
	10.728710	10.834977	0.99%	0	2004

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.498555	10.568252	-8.09%	0	2008
	11.158181	11.498555	3.05%	0	2007
	10.746083	11.158181	3.83%	0	2006
	10.635443	10.746083	1.04%	0	2005
	10.391234	10.635443	2.35%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.374927	10.281821	-16.91%	0	2008
	11.954348	12.374927	3.52%	0	2007
	11.272997	11.954348	6.04%	0	2006
	11.031004	11.272997	2.19%	0	2005
	10.525586	11.031004	4.80%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.111205	9.848210	-24.89%	0	2008
	12.689590	13.111205	3.32%	0	2007
	11.651432	12.689590	8.91%	0	2006
	11.308415	11.651432	3.03%	0	2005
	10.556121	11.308415	7.13%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.159457	9.500601	-32.90%	0	2008
	13.640765	14.159457	3.80%	0	2007
	12.176226	13.640765	12.03%	0	2006
	11.627040	12.176226	4.72%	0	2005
	10.605944	11.627040	9.63%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.796841	9.139201	-38.24%	1,396	2008
	14.280641	14.796841	3.61%	1,396	2007
	12.493513	14.280641	14.30%	1,396	2006
	11.835014	12.493513	5.56%	1,396	2005
	10.612611	11.835014	11.52%	1,396	2004

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.239208	9.469026	-37.86%	0	2008
	14.488607	15.239208	5.18%	0	2007
	13.480511	14.488607	7.48%	0	2006
	12.295202	13.480511	9.64%	0	2005
	10.862786	12.295202	13.19%	0	2004

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.358623	8.900640	-38.01%	0	2008
	13.675284	14.358623	5.00%	0	2007
	12.740802	13.675284	7.33%	0	2006
	11.641420	12.740802	9.44%	0	2005
	10.305447	11.641420	12.96%	0	2004

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.111751	10.092388	-0.19%	0	2008
	9.867551	10.111751	2.47%	0	2007
	9.651658	9.867551	2.24%	0	2006
	9.611725	9.651658	0.42%	0	2005
	9.748839	9.611725	-1.41%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.033930	-39.66%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.162245	7.957636	-47.52%	0	2008
	15.063677	15.162245	0.65%	0	2007
	12.547414	15.063677	20.05%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.011899	7.861323	-47.63%	0	2008
	14.948158	15.011899	0.43%	0	2007
	12.485805	14.948158	19.72%	0	2006
	11.418380	12.485805	9.35%	0	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.266640	-37.33%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.177518	-38.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.701633	6.118137	-47.72%	0	2008
	10.928083	11.701633	7.08%	0	2007
	10.849408	10.928083	0.73%	0	2006
	10.296228	10.849408	5.37%	0	2005
	9.302768	10.296228	10.68%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	14.129292	9.375083	-33.65%	0	2008
	15.518937	14.129292	-8.95%	0	2007
	13.527630	15.518937	14.72%	0	2006
	13.418665	13.527630	0.81%	0	2005
	11.697008	13.418665	14.72%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	12.933249	8.562767	-33.79%	0	2008
	14.256517	12.933249	-9.28%	0	2007
	12.448086	14.256517	14.53%	0	2006
	12.382849	12.448086	0.53%	0	2005
	10.821970	12.382849	14.42%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	15.777544	9.537243	-39.55%	0	2008
	15.797648	15.777544	-0.13%	0	2007
	14.416536	15.797648	9.58%	0	2006
	13.123350	14.416536	9.85%	0	2005
	11.273874	13.123350	16.40%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	15.928696	9.602838	-39.71%	0	2008
	15.986172	15.928696	-0.36%	0	2007
	14.625958	15.986172	9.30%	0	2006
	13.350969	14.625958	9.55%	0	2005
	11.492446	13.350969	16.17%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.188911	6.389008	-42.90%	0	2008
	10.604900	11.188911	5.51%	0	2007
	10.000000	10.604900	6.05%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.796941	-2.03%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.549924	-44.50%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.265749	6.517997	-46.86%	769	2008
	11.016388	12.265749	11.34%	769	2007
	10.460050	11.016388	5.32%	769	2006
	10.198749	10.460050	2.56%	769	2005
	9.781047	10.198749	4.27%	769	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.378907	8.994728	-41.51%	0	2008
	14.789460	15.378907	3.99%	0	2007
	12.848467	14.789460	15.11%	0	2006
	11.489278	12.848467	11.83%	0	2005
	10.000000	11.489278	14.89%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.239339	8.890350	-41.66%	0	2008
	14.693804	15.239339	3.71%	0	2007
	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	17.152358	10.032931	-41.51%	0	2008
	16.497810	17.152358	3.97%	0	2007
	14.332194	16.497810	15.11%	0	2006
	12.819396	14.332194	11.80%	0	2005
	10.999732	12.819396	16.54%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	16.873594	9.846381	-41.65%	0	2008
	16.266091	16.873594	3.73%	0	2007
	14.170420	16.266091	14.79%	0	2006
	12.702237	14.170420	11.56%	0	2005
	10.925330	12.702237	16.26%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.518385	1.964846	-79.36%	0	2008
	10.000000	9.518385	-4.82%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	12.930770	2.696962	-79.14%	0	2008
	13.236721	12.930770	-2.31%	0	2007
	12.368150	13.236721	7.02%	0	2006
	12.359655	12.368150	0.07%	0	2005
	11.597710	12.359655	6.57%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.624329	7.577282	-39.98%	0	2008
	12.395277	12.624329	1.85%	0	2007
	11.043457	12.395277	12.24%	0	2006
	10.678133	11.043457	3.42%	0	2005
	10.003432	10.678133	6.74%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	15.993314	9.723892	-39.20%	0	2008
	16.555405	15.993314	-3.40%	0	2007
	14.719223	16.555405	12.47%	0	2006
	13.690993	14.719223	7.51%	0	2005
	11.722334	13.690993	16.79%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.572022	5.803445	-39.37%	0	2008
	9.926749	9.572022	-3.57%	0	2007
	10.000000	9.926749	-0.73%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.242641	11.911548	-16.37%	0	2008
	13.294792	14.242641	7.13%	0	2007
	12.676084	13.294792	4.88%	0	2006
	12.646924	12.676084	0.23%	0	2005
	11.925581	12.646924	6.05%	0	2004

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.261993	8.550290	-40.05%	0	2008
	15.522027	14.261993	-8.12%	0	2007
	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	16.752861	9.182738	-45.19%	0	2008
	15.809053	16.752861	5.97%	0	2007
	12.655536	15.809053	24.92%	0	2006
	11.532664	12.655536	9.74%	0	2005
	10.148426	11.532664	13.64%	0	2004

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.268084	8.461177	-40.70%	0	2008
	16.717346	14.268084	-14.65%	0	2007
	14.572104	16.717346	14.72%	0	2006
	13.920049	14.572104	4.68%	0	2005
	11.276843	13.920049	23.44%	0	2004

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.267575	6.938580	-38.42%	0	2008
	10.919645	11.267575	3.19%	0	2007
	10.589052	10.919645	3.12%	0	2006
	10.243403	10.589052	3.37%	0	2005
	9.971943	10.243403	2.72%	0	2004

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.853331	9.504716	-12.43%	0	2008
	10.548345	10.853331	2.89%	0	2007
	10.414131	10.548345	1.29%	0	2006
	10.244725	10.414131	1.65%	0	2005
	10.065212	10.244725	1.78%	0	2004

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	21.032742	12.741009	-39.42%	0	2008
	25.999590	21.032742	-19.10%	0	2007
	19.308975	25.999590	34.65%	0	2006
	16.909440	19.308975	14.19%	0	2005
	12.706237	16.909440	33.08%	0	2004

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	10.833171	5.390911	-50.24%	0	2008
	9.497448	10.833171	14.06%	0	2007
	9.462182	9.497448	0.37%	0	2006
	8.987884	9.462182	5.28%	0	2005
	8.606747	8.987884	4.43%	0	2004

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	12.934448	8.120661	-37.22%	0	2008
	13.542341	12.934448	-4.49%	0	2007
	11.931671	13.542341	13.50%	0	2006
	11.717701	11.931671	1.83%	0	2005
	10.203044	11.717701	14.85%	0	2004

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.268645	5.755729	-53.09%	0	2008
	12.409260	12.268645	-1.13%	0	2007
	11.262532	12.409260	10.18%	0	2006
	10.950193	11.262532	2.85%	0	2005
	10.127480	10.950193	8.12%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	11.820036	6.615095	-44.03%	0	2008
	10.845986	11.820036	8.98%	0	2007
	10.482627	10.845986	3.47%	0	2006
	9.896177	10.482627	5.93%	0	2005
	9.540521	9.896177	3.73%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.092768	7.798794	-48.33%	0	2008
	13.960011	15.092768	8.11%	0	2007
	12.280851	13.960011	13.67%	0	2006
	11.485154	12.280851	6.93%	0	2005
	10.193572	11.485154	12.67%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	14.295516	7.372604	-48.43%	0	2008
	13.258038	14.295516	7.83%	0	2007
	11.689762	13.258038	13.42%	0	2006
	10.966307	11.689762	6.60%	0	2005
	10.000000	10.966307	9.66%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.321358	7.714788	-31.86%	0	2008
	10.735863	11.321358	5.45%	0	2007
	10.000000	10.735863	7.36%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.278623	7.665924	-32.03%	0	2008
	10.718918	11.278623	5.22%	0	2007
	10.000000	10.718918	7.19%	0	2006*

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	20.389789	11.824913	-42.01%	0	2008
	18.265740	20.389789	11.63%	0	2007
	14.641017	18.265740	24.76%	0	2006
	12.750411	14.641017	14.83%	0	2005
	10.565880	12.750411	20.68%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	14.311036	9.978579	-30.27%	0	2008
	13.393452	14.311036	6.85%	0	2007
	12.341428	13.393452	8.52%	0	2006
	11.755155	12.341428	4.99%	0	2005
	10.587367	11.755155	11.03%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.258384	7.669879	-42.15%	0	2008
	12.963149	13.258384	2.28%	0	2007
	11.358600	12.963149	14.13%	0	2006
	11.131426	11.358600	2.04%	0	2005
	10.259611	11.131426	8.50%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	24.572223	11.197388	-54.43%	0	2008
	23.860825	24.572223	2.98%	0	2007
	18.101194	23.860825	31.82%	0	2006
	15.923709	18.101194	13.67%	0	2005
	13.070194	15.923709	21.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	11.239518	6.597758	-41.30%	0	2008
	10.142514	11.239518	10.82%	0	2007
	10.463693	10.142514	-3.07%	0	2006
	9.339381	10.463693	12.04%	0	2005
	8.836520	9.339381	5.69%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.405455	10.282105	-37.33%	0	2008
	16.566716	16.405455	-0.97%	0	2007
	14.869821	16.566716	11.41%	0	2006
	14.294230	14.869821	4.03%	0	2005
	12.305853	14.294230	16.16%	0	2004

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	14.716173	9.917245	-32.61%	0	2008
	15.187365	14.716173	-3.10%	0	2007
	13.606857	15.187365	11.62%	0	2006
	13.006698	13.606857	4.61%	0	2005
	10.939189	13.006698	18.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	11.382740	7.281030	-36.03%	0	2008
	10.827223	11.382740	5.13%	0	2007
	10.163307	10.827223	6.53%	0	2006
	10.054291	10.163307	1.08%	0	2005
	9.704087	10.054291	3.61%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.420323	8.228673	-38.68%	0	2008
	13.072249	13.420323	2.66%	0	2007
	11.601577	13.072249	12.68%	0	2006
	11.359158	11.601577	2.13%	0	2005
	10.524498	11.359158	7.93%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.194764	9.290181	-38.86%	0	2008
	14.837862	15.194764	2.41%	0	2007
	13.201926	14.837862	12.39%	0	2006
	12.957997	13.201926	1.88%	0	2005
	12.037227	12.957997	7.65%	0	2004

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	10.850137	6.989451	-35.58%	0	2008
	12.341400	10.850137	-12.08%	0	2007
	10.860169	12.341400	13.64%	0	2006
	10.624676	10.860169	2.22%	0	2005
	9.946445	10.624676	6.82%	0	2004

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.231770	8.391837	-31.39%	0	2008
	11.437867	12.231770	6.94%	0	2007
	10.126176	11.437867	12.95%	0	2006
	10.206740	10.126176	-0.79%	0	2005
	9.768519	10.206740	4.49%	0	2004

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	13.592784	9.799399	-27.91%	0	2008
	13.505815	13.592784	0.64%	0	2007
	12.520882	13.505815	7.87%	0	2006
	12.549430	12.520882	-0.23%	0	2005
	11.678026	12.549430	7.46%	0	2004

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	14.511064	7.682878	-47.06%	0	2008
	13.581109	14.511064	6.85%	0	2007
	11.709305	13.581109	15.99%	0	2006
	11.003688	11.709305	6.41%	0	2005
	9.889086	11.003688	11.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	16.593736	9.145889	-44.88%	0	2008
	14.415230	16.593736	15.11%	0	2007
	13.652568	14.415230	5.59%	0	2006
	12.417039	13.652568	9.95%	0	2005
	11.027174	12.417039	12.60%	0	2004

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.196421	10.126114	-9.56%	0	2008
	10.892713	11.196421	2.79%	0	2007
	10.720188	10.892713	1.61%	0	2006
	10.847945	10.720188	-1.18%	0	2005
	10.731908	10.847945	1.08%	0	2004

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.154415	10.059284	-9.82%	0	2008
	10.876975	11.154415	2.55%	0	2007
	10.728838	10.876975	1.38%	0	2006
	10.890079	10.728838	-1.48%	0	2005
	10.804882	10.890079	0.79%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	11.368076	5.669172	-50.13%	0	2008
	9.918220	11.368076	14.62%	0	2007
	9.376881	9.918220	5.77%	0	2006
	8.901450	9.376881	5.34%	0	2005
	8.278353	8.901450	7.53%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	11.155028	5.559786	-50.16%	0	2008
	9.748460	11.155028	14.43%	0	2007
	9.227592	9.748460	5.64%	0	2006
	8.779083	9.227592	5.11%	0	2005
	8.184273	8.779083	7.27%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	11.223282	7.792725	-30.57%	0	2008
	9.974702	11.223282	12.52%	0	2007
	9.534668	9.974702	4.62%	0	2006
	9.404060	9.534668	1.39%	0	2005
	9.149878	9.404060	2.78%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	10.877453	7.543469	-30.65%	0	2008
	9.682788	10.877453	12.34%	0	2007
	9.264228	9.682788	4.52%	0	2006
	9.150279	9.264228	1.25%	0	2005
	8.918311	9.150279	2.60%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	9.900185	6.192404	-37.45%	0	2008
	8.538531	9.900185	15.95%	0	2007
	8.191382	8.538531	4.24%	0	2006
	8.089817	8.191382	1.26%	0	2005
	7.834411	8.089817	3.26%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	9.609878	6.004822	-37.51%	0	2008
	8.307185	9.609878	15.68%	0	2007
	7.978752	8.307185	4.12%	0	2006
	7.897021	7.978752	1.03%	0	2005
	7.663813	7.897021	3.04%	0	2004

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	11.437368	7.360887	-35.64%	0	2008
	10.767960	11.437368	6.22%	0	2007
	9.886856	10.767960	8.91%	0	2006
	9.596134	9.886856	3.03%	0	2005
	9.331167	9.596134	2.84%	0	2004

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.283641	7.248121	-35.76%	0	2008
	10.640736	11.283641	6.04%	0	2007
	9.782368	10.640736	8.77%	0	2006
	9.502197	9.782368	2.95%	0	2005
	9.264053	9.502197	2.57%	0	2004

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	13.783183	7.715368	-44.02%	0	2008
	12.025687	13.783183	14.61%	0	2007
	11.046593	12.025687	8.86%	0	2006
	9.690489	11.046593	13.99%	0	2005
	8.612665	9.690489	12.51%	0	2004

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	13.711120	7.664746	-44.10%	0	2008
	11.983748	13.711120	14.41%	0	2007
	11.023650	11.983748	8.71%	0	2006
	9.687007	11.023650	13.80%	0	2005
	8.623040	9.687007	12.34%	0	2004

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	9.051521	5.192691	-42.63%	0	2008
	8.679036	9.051521	4.29%	0	2007
	7.804283	8.679036	11.21%	0	2006
	6.612318	7.804283	18.03%	0	2005
	6.693059	6.612318	-1.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	8.947782	5.119234	-42.79%	0	2008
	8.595316	8.947782	4.10%	0	2007
	7.741158	8.595316	11.03%	0	2006
	6.575340	7.741158	17.73%	0	2005
	6.655151	6.575340	-1.20%	0	2004

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.558792	7.577717	-44.11%	0	2008
	13.706918	13.558792	-1.08%	0	2007
	11.700648	13.706918	17.15%	0	2006
	11.340659	11.700648	3.17%	0	2005
	10.437374	11.340659	8.65%	0	2004

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.175449	7.349648	-44.22%	0	2008
	13.338473	13.175449	-1.22%	0	2007
	11.400448	13.338473	17.00%	0	2006
	11.069302	11.400448	2.99%	175	2005
	10.201288	11.069302	8.51%	175	2004

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	10.936923	6.211631	-43.20%	0	2008
	10.011617	10.936923	9.24%	0	2007
	9.080852	10.011617	10.25%	0	2006
	8.656573	9.080852	4.90%	0	2005
	8.391174	8.656573	3.16%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	10.926415	6.192537	-43.33%	0	2008
	10.014771	10.926415	9.10%	0	2007
	9.096180	10.014771	10.10%	0	2006
	8.681497	9.096180	4.78%	0	2005
	8.433682	8.681497	2.94%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	9.202676	4.033962	-56.17%	0	2008
	7.668098	9.202676	20.01%	0	2007
	7.464486	7.668098	2.73%	0	2006
	7.028524	7.464486	6.20%	0	2005
	6.729925	7.028524	4.44%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	9.152417	4.005119	-56.24%	0	2008
	7.634715	9.152417	19.88%	0	2007
	7.444910	7.634715	2.55%	0	2006
	7.022027	7.444910	6.02%	0	2005
	6.734329	7.022027	4.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	8.095031	4.166481	-48.53%	0	2008
	6.541620	8.095031	23.75%	0	2007
	6.282553	6.541620	4.12%	0	2006
	6.094135	6.282553	3.09%	0	2005
	6.049763	6.094135	0.73%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	7.861077	4.040368	-48.60%	0	2008
	6.363124	7.861077	23.54%	0	2007
	6.120265	6.363124	3.97%	0	2006
	5.946312	6.120265	2.93%	0	2005
	5.911100	5.946312	0.60%	0	2004

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.588277	7.008949	-26.90%	0	2008
	9.575997	9.588277	0.13%	0	2007
	8.828895	9.575997	8.46%	0	2006
	8.827289	8.828895	0.02%	0	2005
	8.266300	8.827289	6.79%	0	2004

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	9.836658	7.183083	-26.98%	0	2008
	9.835028	9.836658	0.02%	0	2007
	9.080233	9.835028	8.31%	0	2006
	9.097289	9.080233	-0.19%	0	2005
	8.525707	9.097289	6.70%	0	2004

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.732220	7.102836	-27.02%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.732220	7.102836	-27.02%	0	2008
	10.000000	9.732220	-2.68%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	9.423033	5.790925	-38.54%	0	2008
	9.162611	9.423033	2.84%	0	2007
	8.115554	9.162611	12.90%	0	2006
	7.935938	8.115554	2.26%	0	2005
	7.354517	7.935938	7.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	13.477033	12.719636	-5.62%	0	2008
	13.241687	13.477033	1.78%	0	2007
	13.007620	13.241687	1.80%	0	2006
	13.047433	13.007620	-0.31%	0	2005
	12.804608	13.047433	1.90%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	23.106406	13.634273	-40.99%	0	2008
	20.513039	23.106406	12.64%	0	2007
	18.675502	20.513039	9.84%	0	2006
	16.194823	18.675502	15.32%	0	2005
	13.305291	16.194823	21.72%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	21.291900	12.543205	-41.09%	0	2008
	18.926538	21.291900	12.50%	0	2007
	17.259833	18.926538	9.66%	0	2006
	14.991072	17.259833	15.13%	0	2005
	12.327777	14.991072	21.60%	0	2004

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	10.714484	10.768929	0.51%	0	2008
	10.442938	10.714484	2.60%	0	2007
	10.204397	10.442938	2.34%	0	2006
	10.150625	10.204397	0.53%	0	2005
	10.281434	10.150625	-1.27%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	11.647449	6.377731	-45.24%	0	2008
	10.188449	11.647449	14.32%	0	2007
	8.854476	10.188449	15.07%	0	2006
	7.628811	8.854476	16.07%	0	2005
	6.890913	7.628811	10.71%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	11.633052	6.359096	-45.34%	0	2008
	10.189217	11.633052	14.17%	0	2007
	8.868266	10.189217	14.90%	0	2006
	7.652866	8.868266	15.88%	0	2005
	6.923266	7.652866	10.54%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	16.648211	9.102905	-45.32%	0	2008
	14.581028	16.648211	14.18%	0	2007
	12.686350	14.581028	14.93%	0	2006
	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	16.745448	9.167086	-45.26%	0	2008
	14.645533	16.745448	14.34%	0	2007
	12.727690	14.645533	15.07%	0	2006
	10.970215	12.727690	16.02%	0	2005
	10.000000	10.970215	9.70%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.480527	6.509333	-47.84%	0	2008
	12.545660	12.480527	-0.52%	0	2007
	11.225774	12.545660	11.76%	0	2006
	10.847068	11.225774	3.49%	0	2005
	10.010991	10.847068	8.35%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.357599	6.436570	-47.91%	0	2008
	12.438276	12.357599	-0.65%	0	2007
	11.144086	12.438276	11.61%	0	2006
	10.793150	11.144086	3.25%	0	2005
	9.974176	10.793150	8.21%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	15.727684	7.490188	-52.38%	0	2008
	15.269814	15.727684	3.00%	0	2007
	13.470364	15.269814	13.36%	0	2006
	13.463715	13.470364	0.05%	0	2005
	12.108165	13.463715	11.20%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	14.736738	7.002435	-52.48%	0	2008
	14.329210	14.736738	2.84%	0	2007
	12.661218	14.329210	13.17%	0	2006
	12.670769	12.661218	-0.08%	0	2005
	11.409892	12.670769	11.05%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	12.918854	9.206508	-28.74%	0	2008
	13.572817	12.918854	-4.82%	0	2007
	11.847806	13.572817	14.56%	0	2006
	11.713142	11.847806	1.15%	0	2005
	10.793042	11.713142	8.52%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.546717	-34.53%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	16.696121	9.733514	-41.70%	0	2008
	14.783544	16.696121	12.94%	0	2007
	12.451937	14.783544	18.72%	0	2006
	11.553369	12.451937	7.78%	0	2005
	9.963092	11.553369	15.96%	0	2004

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.782934	10.437846	-37.81%	0	2008
	16.212523	16.782934	3.52%	0	2007
	15.002874	16.212523	8.06%	0	2006
	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	10.860478	6.676258	-38.53%	0	2008
	10.029028	10.860478	8.29%	0	2007
	9.580430	10.029028	4.68%	0	2006
	9.422093	9.580430	1.68%	0	2005
	8.862418	9.422093	6.32%	0	2004

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	9.987877	4.715942	-52.78%	0	2008
	9.350876	9.987877	6.81%	0	2007
	9.369918	9.350876	-0.20%	0	2006
	9.337743	9.369918	0.34%	0	2005
	8.368909	9.337743	11.58%	0	2004

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.844154	6.397511	-41.00%	0	2008
	10.873330	10.844154	-0.27%	0	2007
	9.869562	10.873330	10.17%	0	2006
	9.632054	9.869562	2.47%	0	2005
	9.296718	9.632054	3.61%	0	2004

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	14.787023	9.701266	-34.39%	0	2008
	14.090429	14.787023	4.94%	0	2007
	11.985509	14.090429	17.56%	0	2006
	11.539380	11.985509	3.87%	0	2005
	10.301827	11.539380	12.01%	0	2004

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	12.378774	8.408234	-32.08%	0	2008
	11.873235	12.378774	4.26%	0	2007
	11.022094	11.873235	7.72%	0	2006
	10.863974	11.022094	1.46%	0	2005
	10.512546	10.863974	3.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.153140	5.353207	-47.28%	0	2008
	10.101190	10.153140	0.51%	0	2007
	10.000000	10.101190	1.01%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	13.591660	8.028606	-40.93%	0	2008
	12.949020	13.591660	4.96%	0	2007
	11.673683	12.949020	10.92%	0	2006
	11.198106	11.673683	4.25%	0	2005
	10.000000	11.198106	11.98%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.751051	7.364637	-31.50%	0	2008
	10.384782	10.751051	3.53%	0	2007
	10.000000	10.384782	3.85%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.413211	9.155239	-12.08%	0	2008
	10.367005	10.413211	0.45%	0	2007
	10.000000	10.367005	3.67%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.896907	7.121110	-40.14%	0	2008
	10.665256	11.896907	11.55%	0	2007
	10.000000	10.665256	6.65%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.127375	6.055135	-45.58%	0	2008
	10.195307	11.127375	9.14%	0	2007
	10.000000	10.195307	1.95%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.729601	5.878154	-39.58%	0	2008
	10.000000	9.729601	-2.70%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.257892	7.896161	-29.86%	0	2008
	11.187725	11.257892	0.63%	0	2007
	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	36.578464	15.010415	-58.96%	0	2008
	25.828970	36.578464	41.62%	0	2007
	19.422402	25.828970	32.99%	0	2006
	15.044465	19.422402	29.10%	0	2005
	12.805205	15.044465	17.49%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	28.495127	11.711769	-58.90%	0	2008
	20.085355	28.495127	41.87%	0	2007
	15.076760	20.085355	33.22%	0	2006
	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.417302	-45.83%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.069348	-49.31%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.076675	-39.23%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.074785	-39.25%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.307499	-36.93%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.857757	-21.42%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.141169	-28.59%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	8.999173	-10.01%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.496218	-25.04%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.780906	-32.19%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.234811	-17.65%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.782101	-2.18%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.760428	-2.40%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.766207	-2.34%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	11.417275	11.997389	5.08%	0	2008
	10.923589	11.417275	4.52%	0	2007
	10.835138	10.923589	0.82%	0	2006
	10.755484	10.835138	0.74%	0	2005
	10.677289	10.755484	0.73%	0	2004

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.326916	10.383881	-8.33%	0	2008
	11.019941	11.326916	2.79%	0	2007
	10.640073	11.019941	3.57%	0	2006
	10.557436	10.640073	0.78%	0	2005
	10.341444	10.557436	2.09%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.190185	10.102417	-17.13%	0	2008
	11.806242	12.190185	3.25%	0	2007
	11.161781	11.806242	5.77%	0	2006
	10.950095	11.161781	1.93%	0	2005
	10.475154	10.950095	4.53%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.915507	9.676377	-25.08%	0	2008
	12.532387	12.915507	3.06%	0	2007
	11.536494	12.532387	8.63%	0	2006
	11.225473	11.536494	2.77%	0	2005
	10.505540	11.225473	6.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	13.948084	9.334803	-33.07%	0	2008
	13.471764	13.948084	3.54%	0	2007
	12.056093	13.471764	11.74%	0	2006
	11.541740	12.056093	4.46%	0	2005
	10.555112	11.541740	9.35%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.575995	8.979727	-38.39%	0	2008
	14.103743	14.575995	3.35%	0	2007
	12.370279	14.103743	14.01%	0	2006
	11.748211	12.370279	5.30%	335	2005
	10.561754	11.748211	11.23%	335	2004

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.023230	9.310893	-38.02%	0	2008
	14.320078	15.023230	4.91%	0	2007
	13.357760	14.320078	7.20%	0	2006
	12.214367	13.357760	9.36%	0	2005
	10.819007	12.214367	12.90%	0	2004

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.151859	8.749976	-38.17%	0	2008
	13.513090	14.151859	4.73%	0	2007
	12.621870	13.513090	7.06%	0	2006
	11.562196	12.621870	9.16%	0	2005
	10.261535	11.562196	12.68%	0	2004

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.959817	9.915333	-0.45%	0	2008
	9.744331	9.959817	2.21%	0	2007
	9.555495	9.744331	1.98%	0	2006
	9.540278	9.555495	0.16%	0	2005
	9.701170	9.540278	-1.66%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.023605	-39.76%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	15.020829	7.863198	-47.65%	0	2008
	14.961647	15.020829	0.40%	0	2007
	12.494268	14.961647	19.75%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.871871	7.768032	-47.77%	0	2008
	14.846906	14.871871	0.17%	0	2007
	12.432919	14.846906	19.42%	0	2006
	11.399085	12.432919	9.07%	0	2005
	10.000000	11.399085	13.99%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.255910	-37.44%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.244104	-37.56%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.166942	-38.33%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.646660	-33.53%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	11.526951	6.011350	-47.85%	0	2008
	10.792690	11.526951	6.80%	0	2007
	10.742388	10.792690	0.47%	0	2006
	10.220696	10.742388	5.10%	0	2005
	9.258178	10.220696	10.40%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	13.929047	9.218533	-33.82%	0	2008
	15.338446	13.929047	-9.19%	0	2007
	13.404464	15.338446	14.43%	0	2006
	13.330465	13.404464	0.56%	0	2005
	11.649890	13.330465	14.43%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	12.746957	8.417797	-33.96%	0	2008
	14.087400	12.746957	-9.52%	0	2007
	12.331862	14.087400	14.24%	0	2006
	12.298586	12.331862	0.27%	0	2005
	10.775863	12.298586	14.13%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	15.553928	9.377973	-39.71%	0	2008
	15.613879	15.553928	-0.38%	0	2007
	14.285251	15.613879	9.30%	0	2006
	13.037055	14.285251	9.57%	0	2005
	11.228429	13.037055	16.11%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	15.690930	9.435240	-39.87%	0	2008
	15.788140	15.690930	-0.62%	0	2007
	14.481695	15.788140	9.02%	0	2006
	13.253050	14.481695	9.27%	0	2005
	11.437377	13.253050	15.87%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.141244	6.345482	-43.05%	0	2008
	10.586923	11.141244	5.24%	0	2007
	10.000000	10.586923	5.87%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.780247	-2.20%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.540370	-44.60%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.082622	6.404211	-47.00%	0	2008
	10.879869	12.082622	11.05%	0	2007
	10.356824	10.879869	5.05%	0	2006
	10.123912	10.356824	2.30%	182	2005
	9.734145	10.123912	4.00%	182	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	15.235488	8.888008	-41.66%	0	2008
	14.689300	15.235488	3.72%	0	2007
	12.794061	14.689300	14.81%	0	2006
	11.469846	12.794061	11.55%	0	2005
	10.000000	11.469846	14.70%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.097235	8.784872	-41.81%	0	2008
	14.594300	15.097235	3.45%	0	2007
	12.742651	14.594300	14.53%	0	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	16.909319	9.865424	-41.66%	0	2008
	16.305953	16.909319	3.70%	0	2007
	14.201721	16.305953	14.82%	0	2006
	12.735141	14.201721	11.52%	0	2005
	10.955415	12.735141	16.25%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	16.621758	9.674564	-41.80%	0	2008
	16.064613	16.621758	3.47%	0	2007
	14.030666	16.064613	14.50%	0	2006
	12.609087	14.030666	11.27%	0	2005
	10.872981	12.609087	15.97%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.502111	1.956441	-79.41%	0	2008
	10.000000	9.502111	-4.98%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	12.747499	2.651908	-79.20%	0	2008
	13.082731	12.747499	-2.56%	0	2007
	12.255508	13.082731	6.75%	0	2006
	12.278391	12.255508	-0.19%	0	2005
	11.550977	12.278391	6.30%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.435905	7.445052	-40.13%	0	2008
	12.241730	12.435905	1.59%	0	2007
	10.934527	12.241730	11.95%	0	2006
	10.599815	10.934527	3.16%	0	2005
	9.955503	10.599815	6.47%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	15.766677	9.561519	-39.36%	0	2008
	16.362884	15.766677	-3.64%	0	2007
	14.585228	16.362884	12.19%	0	2006
	13.601011	14.585228	7.24%	0	2005
	11.675123	13.601011	16.50%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.531216	5.763884	-39.53%	0	2008
	9.909913	9.531216	-3.82%	0	2007
	10.000000	9.909913	-0.90%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	14.030046	11.703746	-16.58%	0	2008
	13.130088	14.030046	6.85%	0	2007
	12.551038	13.130088	4.61%	0	2006
	12.554163	12.551038	-0.02%	0	2005
	11.868441	12.554163	5.78%	0	2004

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.092627	8.427091	-40.20%	0	2008
	15.377247	14.092627	-8.35%	0	2007
	13.598634	15.377247	13.08%	0	2006
	13.246585	13.598634	2.66%	0	2005
	12.221224	13.246585	8.39%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	16.515417	9.029379	-45.33%	0	2008
	15.625150	16.515417	5.70%	0	2007
	12.540269	15.625150	24.60%	0	2006
	11.456825	12.540269	9.46%	0	2005
	10.107504	11.456825	13.35%	0	2004

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	14.065881	8.319886	-40.85%	0	2008
	16.522941	14.065881	-14.87%	0	2007
	14.439453	16.522941	14.43%	0	2006
	13.828551	14.439453	4.42%	0	2005
	11.231407	13.828551	23.12%	0	2004

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.107856	6.822698	-38.58%	0	2008
	10.792597	11.107856	2.92%	0	2007
	10.492604	10.792597	2.86%	0	2006
	10.176044	10.492604	3.11%	0	2005
	9.931760	10.176044	2.46%	0	2004

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.724417	9.367803	-12.65%	0	2008
	10.449907	10.724417	2.63%	0	2007
	10.343311	10.449907	1.03%	0	2006
	10.201060	10.343311	1.39%	0	2005
	10.047999	10.201060	1.52%	0	2004

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	20.783119	12.557433	-39.58%	0	2008
	25.757267	20.783119	-19.31%	0	2007
	19.177830	25.757267	34.31%	0	2006
	16.837483	19.177830	13.90%	0	2005
	12.684558	16.837483	32.74%	0	2004

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	10.671468	5.296810	-50.36%	0	2008
	9.379783	10.671468	13.77%	0	2007
	9.368835	9.379783	0.12%	0	2006
	8.921944	9.368835	5.01%	0	2005
	8.565496	8.921944	4.16%	0	2004

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	12.741344	7.978914	-37.38%	0	2008
	13.374541	12.741344	-4.73%	0	2007
	11.813943	13.374541	13.21%	0	2006
	11.631727	11.813943	1.57%	0	2005
	10.154132	11.631727	14.55%	0	2004

Maximum Optional Benefits Elected (Total 3.65%)
(Variable account charges of 3.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.624692	5.849577	-53.67%	0	2008
	12.929325	12.624692	-2.36%	0	2007
	11.880263	12.929325	8.83%	0	2006
	11.694222	11.880263	1.59%	0	2005
	10.950322	11.694222	6.79%	0	2004
	10.000000	10.950322	9.50%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.742169	7.043186	-44.73%	0	2008
	11.838545	12.742169	7.63%	0	2007
	11.584062	11.838545	2.20%	0	2006
	11.071762	11.584062	4.63%	0	2005
	10.806795	11.071762	2.45%	0	2004
	10.000000	10.806795	8.07%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series I Shares – Q/NQ	15.511230	7.916085	-48.97%	0	2008
	14.526755	15.511230	6.78%	0	2007
	12.938150	14.526755	12.28%	0	2006
	12.250081	12.938150	5.62%	0	2005
	11.007860	12.250081	11.28%	0	2004
	10.000000	11.007860	10.08%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	13.662176	6.959002	-49.06%	0	2008
	12.829357	13.662176	6.49%	0	2007
	11.452296	12.829357	12.02%	0	2006
	10.876915	11.452296	5.29%	0	2005
	10.000000	10.876915	8.77%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series I Shares – Q/NQ	11.088841	7.463174	-32.70%	0	2008
	10.647048	11.088841	4.15%	0	2007
	10.000000	10.647048	6.47%	0	2006*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.046970	7.415898	-32.87%	0	2008
	10.630234	11.046970	3.92%	0	2007
	10.000000	10.630234	6.30%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	20.444929	11.710697	-42.72%	0	2008
	18.544479	20.444929	10.25%	0	2007
	15.048967	18.544479	23.23%	0	2006
	13.268368	15.048967	13.42%	0	2005
	11.131919	13.268368	19.19%	0	2004
	10.000000	11.131919	11.32%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund: Series I Shares – Q/NQ	13.795263	9.500370	-31.13%	0	2008
	13.072415	13.795263	5.53%	0	2007
	12.195178	13.072415	7.19%	0	2006
	11.760060	12.195178	3.70%	0	2005
	10.723665	11.760060	9.66%	0	2004
	10.000000	10.723665	7.24%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.312374	7.606085	-42.86%	0	2008
	13.178920	13.312374	1.01%	0	2007
	11.691028	13.178920	12.73%	0	2006
	11.599467	11.691028	0.79%	0	2005
	10.824109	11.599467	7.16%	0	2004
	10.000000	10.824109	8.24%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	19.964211	8.985201	-54.99%	0	2008
	19.629043	19.964211	1.71%	0	2007
	15.075695	19.629043	30.20%	0	2006
	13.426763	15.075695	12.28%	0	2005
	11.157833	13.426763	20.33%	0	2004
	10.000000	11.157833	11.58%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.651957	7.335232	-42.02%	0	2008
	11.560050	12.651957	9.45%	0	2007
	12.074325	11.560050	-4.26%	0	2006
	10.910705	12.074325	10.66%	0	2005
	10.451795	10.910705	4.39%	0	2004
	10.000000	10.451795	4.52%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.380917	8.902023	-38.10%	0	2008
	14.704181	14.380917	-2.20%	0	2007
	13.361952	14.704181	10.05%	0	2006
	13.004167	13.361952	2.75%	0	2005
	11.334631	13.004167	14.73%	0	2004
	10.000000	11.334631	13.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	14.165023	9.428090	-33.44%	0	2008
	14.801739	14.165023	-4.30%	0	2007
	13.426081	14.801739	10.25%	0	2006
	12.993187	13.426081	3.33%	0	2005
	11.063842	12.993187	17.44%	0	2004
	10.000000	11.063842	10.64%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares – Q/NQ	12.037639	7.604995	-36.82%	0	2008
	11.593550	12.037639	3.83%	0	2007
	11.017798	11.593550	5.23%	0	2006
	11.034981	11.017798	-0.16%	0	2005
	10.783252	11.034981	2.33%	0	2004
	10.000000	10.783252	7.83%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	13.182496	7.983145	-39.44%	0	2008
	13.001391	13.182496	1.39%	0	2007
	11.681967	13.001391	11.29%	0	2006
	11.579886	11.681967	0.88%	0	2005
	10.862589	11.579886	6.60%	0	2004
	10.000000	10.862589	8.63%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	13.042395	7.875846	-39.61%	0	2008
	12.895550	13.042395	1.14%	0	2007
	11.616232	12.895550	11.01%	0	2006
	11.543162	11.616232	0.63%	0	2005
	10.856431	11.543162	6.33%	0	2004
	10.000000	10.856431	8.56%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.560504	7.355226	-36.38%	0	2008
	13.314161	11.560504	-13.17%	0	2007
	11.861646	13.314161	12.25%	0	2006
	11.748529	11.861646	0.96%	0	2005
	11.135499	11.748529	5.51%	0	2004
	10.000000	11.135499	11.35%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.919224	8.754214	-32.24%	0	2008
	12.231979	12.919224	5.62%	0	2007
	10.963685	12.231979	11.57%	0	2006
	11.188150	10.963685	-2.01%	0	2005
	10.841129	11.188150	3.20%	0	2004
	10.000000	10.841129	8.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	11.539995	8.217023	-28.80%	0	2008
	11.609736	11.539995	-0.60%	0	2007
	10.896714	11.609736	6.54%	0	2006
	11.057208	10.896714	-1.45%	0	2005
	10.417563	11.057208	6.14%	0	2004
	10.000000	10.417563	4.18%	0	2003*

Federated Insurance Series – Federated International Equity Fund II – Q/NQ	15.390103	8.047759	-47.71%	0	2008
	14.584233	15.390103	5.53%	0	2007
	12.730309	14.584233	14.56%	0	2006
	12.111733	12.730309	5.11%	0	2005
	11.020385	12.111733	9.90%	0	2004
	10.000000	11.020385	10.20%	0	2003*

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II – Q/NQ	15.669545	8.529928	-45.56%	0	2008
	13.782786	15.669545	13.69%	0	2007
	13.215756	13.782786	4.29%	0	2006
	12.168952	13.215756	8.60%	0	2005
	10.941411	12.168952	11.22%	0	2004
	10.000000	10.941411	9.41%	0	2003*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	9.845559	8.794830	-10.67%	0	2008
	9.698418	9.845559	1.52%	0	2007
	9.663356	9.698418	0.36%	0	2006
	9.899984	9.663356	-2.39%	0	2005
	9.916073	9.899984	-0.16%	0	2004
	10.000000	9.916073	-0.84%	0	2003*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	9.742363	8.677788	-10.93%	0	2008
	9.619002	9.742363	1.28%	0	2007
	9.605848	9.619002	0.14%	0	2006
	9.871327	9.605848	-2.69%	0	2005
	9.916089	9.871327	-0.45%	0	2004
	10.000000	9.916089	-0.84%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	14.029111	6.909801	-50.75%	0	2008
	12.393132	14.029111	13.20%	0	2007
	11.862312	12.393132	4.47%	0	2006
	11.400675	11.862312	4.05%	0	2005
	10.734692	11.400675	6.20%	0	2004
	10.000000	10.734692	7.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	13.918538	6.851461	-50.77%	0	2008
	12.315826	13.918538	13.01%	0	2007
	11.802639	12.315826	4.35%	0	2006
	11.368377	11.802639	3.82%	0	2005
	10.730138	11.368377	5.95%	0	2004
	10.000000	10.730138	7.30%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.149387	8.331793	-31.42%	0	2008
	10.932954	12.149387	11.13%	0	2007
	10.580465	10.932954	3.33%	0	2006
	10.565116	10.580465	0.15%	0	2005
	10.407568	10.565116	1.51%	0	2004
	10.000000	10.407568	4.08%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	12.076172	8.271579	-31.50%	0	2008
	10.884423	12.076172	10.95%	0	2007
	10.543269	10.884423	3.24%	0	2006
	10.542909	10.543269	0.00%	0	2005
	10.403593	10.542909	1.34%	0	2004
	10.000000	10.403593	4.04%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	12.737111	7.868631	-38.22%	0	2008
	11.122792	12.737111	14.51%	0	2007
	10.803126	11.122792	2.96%	0	2006
	10.801662	10.803126	0.01%	0	2005
	10.590889	10.801662	1.99%	0	2004
	10.000000	10.590889	5.91%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	12.643053	7.802728	-38.28%	0	2008
	11.066018	12.643053	14.25%	0	2007
	10.760548	11.066018	2.84%	0	2006
	10.782590	10.760548	-0.20%	0	2005
	10.594480	10.782590	1.78%	0	2004
	10.000000	10.594480	5.94%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	12.027941	7.645513	-36.44%	0	2008
	11.465774	12.027941	4.90%	0	2007
	10.658314	11.465774	7.58%	0	2006
	10.473355	10.658314	1.77%	0	2005
	10.310998	10.473355	1.57%	0	2004
	10.000000	10.310998	3.11%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.954387	7.584282	-36.56%	0	2008
	11.414421	11.954387	4.73%	0	2007
	10.623960	11.414421	7.44%	0	2006
	10.447814	10.623960	1.69%	0	2005
	10.312826	10.447814	1.31%	0	2004
	10.000000	10.312826	3.13%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.507836	9.126515	-44.71%	0	2008
	14.583213	16.507836	13.20%	0	2007
	13.562247	14.583213	7.53%	0	2006
	12.044964	13.562247	12.60%	0	2005
	10.838556	12.044964	11.13%	0	2004
	10.000000	10.838556	8.39%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	16.394814	9.051880	-44.79%	0	2008
	14.508718	16.394814	13.00%	0	2007
	13.512073	14.508718	7.38%	0	2006
	12.021065	13.512073	12.40%	0	2005
	10.833984	12.021065	10.96%	0	2004
	10.000000	10.833984	8.34%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	13.608175	7.689512	-43.49%	0	2008
	13.235844	13.608175	2.81%	0	2007
	12.068604	13.235844	9.67%	0	2006
	10.378259	12.068604	16.29%	0	2005
	10.646826	10.378259	-2.42%	0	2004
	10.000000	10.646826	6.47%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	13.608175	7.689512	-43.49%	0	2008
	13.235844	13.608175	2.81%	0	2007
	12.068604	13.235844	9.67%	0	2006
	10.378259	12.068604	16.29%	0	2005
	10.635051	10.378259	-2.41%	0	2004
	10.000000	10.635051	6.35%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.708714	7.566934	-44.80%	0	2008
	14.032058	13.708714	-2.30%	0	2007
	12.126907	14.032058	15.71%	0	2006
	11.899731	12.126907	1.91%	0	2005
	11.088270	11.899731	7.32%	0	2004
	10.000000	11.088270	10.88%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.620053	7.503875	-44.91%	0	2008
	13.961286	13.620053	-2.44%	0	2007
	12.080926	13.961286	15.56%	0	2006
	11.875666	12.080926	1.73%	0	2005
	11.080691	11.875666	7.17%	0	2004
	10.000000	11.080691	10.81%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	12.979444	7.280707	-43.91%	0	2008
	12.030105	12.979444	7.89%	0	2007
	11.047188	12.030105	8.90%	0	2006
	10.661769	11.047188	3.61%	0	2005
	10.463595	10.661769	1.89%	0	2004
	10.000000	10.463595	4.64%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.906582	7.224530	-44.02%	0	2008
	11.977846	12.906582	7.75%	0	2007
	11.014309	11.977846	8.75%	0	2006
	10.642673	11.014309	3.49%	0	2005
	10.467636	10.642673	1.67%	0	2004
	10.000000	10.467636	4.68%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	14.020419	6.069864	-56.71%	0	2008
	11.828763	14.020419	18.53%	0	2007
	11.657763	11.828763	1.47%	0	2006
	11.113158	11.657763	4.90%	0	2005
	10.773532	11.113158	3.15%	0	2004
	10.000000	10.773532	7.74%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	13.931124	6.020949	-56.78%	0	2008
	11.766507	13.931124	18.40%	0	2007
	11.616557	11.766507	1.29%	0	2006
	11.092742	11.616557	4.72%	0	2005
	10.770736	11.092742	2.99%	0	2004
	10.000000	10.770736	7.71%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	13.741682	6.985466	-49.17%	0	2008
	11.243665	13.741682	22.22%	0	2007
	10.932510	11.243665	2.85%	0	2006
	10.736295	10.932510	1.83%	0	2005
	10.790871	10.736295	-0.51%	0	2004
	10.000000	10.790871	7.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	13.650912	6.929557	-49.24%	0	2008
	11.187983	13.650912	22.01%	0	2007
	10.894659	11.187983	2.69%	0	2006
	10.716426	10.894659	1.66%	0	2005
	10.785656	10.716426	-0.64%	0	2004
	10.000000	10.785656	7.86%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	11.519957	8.317293	-27.80%	0	2008
	11.649255	11.519957	-1.11%	0	2007
	10.873746	11.649255	7.13%	0	2006
	11.006788	10.873746	-1.21%	0	2005
	10.435622	11.006788	5.47%	0	2004
	10.000000	10.435622	4.36%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.445644	8.255103	-27.88%	0	2008
	11.587049	11.445644	-1.22%	0	2007
	10.830606	11.587049	6.98%	0	2006
	10.985726	10.830606	-1.41%	0	2005
	10.423673	10.985726	5.39%	0	2004
	10.000000	10.423673	4.24%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.652020	6.957560	-27.92%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.652020	6.957560	-27.92%	0	2008
	10.000000	9.652020	-3.48%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	13.245070	8.039352	-39.30%	0	2008
	13.040296	13.245070	1.57%	0	2007
	11.693529	13.040296	11.52%	0	2006
	11.576701	11.693529	1.01%	0	2005
	10.862126	11.576701	6.58%	0	2004
	10.000000	10.862126	8.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	9.997554	9.319620	-6.78%	0	2008
	9.945967	9.997554	0.52%	0	2007
	9.891493	9.945967	0.55%	0	2006
	10.045000	9.891493	-1.53%	0	2005
	9.980825	10.045000	0.64%	0	2004
	10.000000	9.980825	-0.19%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	18.748402	10.926322	-41.72%	0	2008
	16.852576	18.748402	11.25%	0	2007
	15.533502	16.852576	8.49%	0	2006
	13.637347	15.533502	13.90%	0	2005
	11.343571	13.637347	20.22%	0	2004
	10.000000	11.343571	13.44%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.625034	10.836808	-41.82%	0	2008
	16.763250	18.625034	11.11%	0	2007
	15.476922	16.763250	8.31%	0	2006
	13.609354	15.476922	13.72%	0	2005
	11.330820	13.609354	20.11%	0	2004
	10.000000	11.330820	13.31%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	9.845680	9.773597	-0.73%	0	2008
	9.717356	9.845680	1.32%	0	2007
	9.614238	9.717356	1.07%	0	2006
	9.682745	9.614238	-0.71%	0	2005
	9.929738	9.682745	-2.49%	0	2004
	10.000000	9.929738	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	18.173405	9.828352	-45.92%	0	2008
	16.095976	18.173405	12.91%	0	2007
	14.162258	16.095976	13.65%	0	2006
	12.353316	14.162258	14.64%	0	2005
	11.297361	12.353316	9.35%	0	2004
	10.000000	11.297361	12.97%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	18.057752	9.749319	-46.01%	0	2008
	16.014554	18.057752	12.76%	0	2007
	14.111477	16.014554	13.49%	0	2006
	12.328631	14.111477	14.46%	0	2005
	11.292118	12.328631	9.18%	0	2004
	10.000000	11.292118	12.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	15.910769	8.592368	-46.00%	0	2008
	14.109642	15.910769	12.77%	0	2007
	12.428673	14.109642	13.52%	0	2006
	10.862176	12.428673	14.42%	0	2005
	10.000000	10.862176	8.62%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	16.003687	8.652945	-45.93%	0	2008
	14.172049	16.003687	12.92%	0	2007
	12.469163	14.172049	13.66%	0	2006
	10.880788	12.469163	14.60%	0	2005
	10.000000	10.880788	8.81%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.898358	6.644191	-48.49%	0	2008
	13.128072	12.898358	-1.75%	0	2007
	11.892776	13.128072	10.39%	0	2006
	11.634249	11.892776	2.22%	0	2005
	10.871191	11.634249	7.02%	0	2004
	10.000000	10.871191	8.71%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.810108	6.589879	-48.56%	0	2008
	13.055218	12.810108	-1.88%	0	2007
	11.842080	13.055218	10.24%	0	2006
	11.611567	11.842080	1.99%	0	2005
	10.864086	11.611567	6.88%	0	2004
	10.000000	10.864086	8.64%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	13.607599	6.400452	-52.96%	0	2008
	13.376907	13.607599	1.72%	0	2007
	11.947065	13.376907	11.97%	0	2006
	12.089438	11.947065	-1.18%	0	2005
	11.007615	12.089438	9.83%	0	2004
	10.000000	11.007615	10.08%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	13.519044	6.344457	-53.07%	0	2008
	13.309829	13.519044	1.57%	0	2007
	11.906543	13.309829	11.79%	0	2006
	12.063467	11.906543	-1.30%	0	2005
	10.998282	12.063467	9.69%	0	2004
	10.000000	10.998282	9.98%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	12.225276	8.604817	-29.61%	0	2008
	13.005012	12.225276	-6.00%	0	2007
	11.493118	13.005012	13.15%	0	2006
	11.503574	11.493118	-0.09%	0	2005
	10.731928	11.503574	7.19%	0	2004
	10.000000	10.731928	7.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.492788	-35.07%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	17.641606	10.157915	-42.42%	0	2008
	15.816295	17.641606	11.54%	0	2007
	13.487199	15.816295	17.27%	0	2006
	12.669288	13.487199	6.46%	0	2005
	11.061419	12.669288	14.54%	0	2004
	10.000000	11.061419	10.61%	0	2003*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	14.402638	8.846980	-38.57%	0	2008
	14.087352	14.402638	2.24%	0	2007
	13.198144	14.087352	6.74%	0	2006
	12.348989	13.198144	6.88%	0	2005
	10.911049	12.348989	13.18%	0	2004
	10.000000	10.911049	9.11%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	12.150657	7.377233	-39.29%	0	2008
	11.360935	12.150657	6.95%	0	2007
	10.987583	11.360935	3.40%	0	2006
	10.940178	10.987583	0.43%	0	2005
	10.418475	10.940178	5.01%	0	2004
	10.000000	10.418475	4.18%	0	2003*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	12.189483	5.684407	-53.37%	0	2008
	11.554956	12.189483	5.49%	0	2007
	11.722382	11.554956	-1.43%	0	2006
	11.827195	11.722382	-0.89%	0	2005
	10.732106	11.827195	10.20%	0	2004
	10.000000	10.732106	7.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.699860	6.817158	-41.73%	0	2008
	11.878313	11.699860	-1.50%	0	2007
	10.915743	11.878313	8.82%	0	2006
	10.785320	10.915743	1.21%	0	2005
	10.539514	10.785320	2.33%	0	2004
	10.000000	10.539514	5.40%	0	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.112360	9.792453	-35.20%	0	2008
	14.580740	15.112360	3.65%	0	2007
	12.556542	14.580740	16.12%	0	2006
	12.239260	12.556542	2.59%	0	2005
	11.062664	12.239260	10.64%	0	2004
	10.000000	11.062664	10.63%	0	2003*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.766533	7.893861	-32.91%	0	2008
	11.427326	11.766533	2.97%	0	2007
	10.739900	11.427326	6.40%	0	2006
	10.717290	10.739900	0.21%	0	2005
	10.499765	10.717290	2.07%	0	2004
	10.000000	10.499765	5.00%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	9.945479	5.178991	-47.93%	0	2008
	10.018579	9.945479	-0.73%	0	2007
	10.000000	10.018579	0.19%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	12.989598	7.578283	-41.66%	0	2008
	12.530396	12.989598	3.66%	0	2007
	11.436549	12.530396	9.56%	0	2006
	11.106843	11.436549	2.97%	0	2005
	10.000000	11.106843	11.07%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.531297	7.125206	-32.34%	0	2008
	10.299898	10.531297	2.25%	0	2007
	10.000000	10.299898	3.00%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.200400	8.857785	-13.16%	0	2008
	10.282293	10.200400	-0.80%	0	2007
	10.000000	10.282293	2.82%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.653767	6.889572	-40.88%	0	2008
	10.578078	11.653767	10.17%	0	2007
	10.000000	10.578078	5.78%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.899890	5.858157	-46.25%	0	2008
	10.111944	10.899890	7.79%	0	2007
	10.000000	10.111944	1.12%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.649399	5.757792	-40.33%	0	2008
	10.000000	9.649399	-3.51%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.892603	7.545861	-30.72%	0	2008
	10.960244	10.892603	-0.62%	0	2007
	10.284179	10.960244	6.57%	0	2006
	10.000000	10.284179	2.84%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	32.218891	13.058005	-59.47%	0	2008
	23.035152	32.218891	39.87%	0	2007
	17.536604	23.035152	31.35%	0	2006
	13.752227	17.536604	27.52%	0	2005
	11.851031	13.752227	16.04%	0	2004
	10.000000	11.851031	18.51%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	27.233590	11.054930	-59.41%	0	2008
	19.436247	27.233590	40.12%	0	2007
	14.770648	19.436247	31.59%	0	2006
	11.569404	14.770648	27.67%	0	2005
	10.000000	11.569404	15.69%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.372593	-46.27%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.027453	-49.73%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.026497	-39.74%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.024629	-39.75%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.255468	-37.45%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.793070	-22.07%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.082322	-29.18%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	8.925172	-10.75%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.434475	-25.66%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.725016	-32.75%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.167047	-18.33%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.701724	-2.98%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.680228	-3.20%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.685970	-3.14%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.024790	10.404626	3.79%	0	2008
	9.711379	10.024790	3.23%	0	2007
	9.752379	9.711379	-0.42%	0	2006
	9.800927	9.752379	-0.50%	0	2005
	9.850846	9.800927	-0.51%	0	2004
	10.000000	9.850846	-1.49%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	10.579344	9.579200	-9.45%	0	2008
	10.421519	10.579344	1.51%	0	2007
	10.187233	10.421519	2.30%	0	2006
	10.233646	10.187233	-0.45%	0	2005
	10.149122	10.233646	0.83%	0	2004
	10.000000	10.149122	1.49%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.469988	9.388537	-18.15%	0	2008
	11.247819	11.469988	1.98%	0	2007
	10.765898	11.247819	4.48%	0	2006
	10.692871	10.765898	0.68%	0	2005
	10.356463	10.692871	3.25%	0	2004
	10.000000	10.356463	3.56%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.371392	9.154540	-26.00%	0	2008
	12.154730	12.371392	1.78%	0	2007
	11.327793	12.154730	7.30%	0	2006
	11.159272	11.327793	1.51%	0	2005
	10.573615	11.159272	5.54%	0	2004
	10.000000	10.573615	5.74%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	13.611740	8.997415	-33.90%	0	2008
	13.311537	13.611740	2.26%	0	2007
	12.060634	13.311537	10.37%	0	2006
	11.689439	12.060634	3.18%	0	2005
	10.823276	11.689439	8.00%	0	2004
	10.000000	10.823276	8.23%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.425009	8.777105	-39.15%	0	2008
	14.132458	14.425009	2.07%	0	2007
	12.549384	14.132458	12.61%	0	2006
	12.066271	12.549384	4.00%	0	2005
	10.982748	12.066271	9.87%	0	2004
	10.000000	10.982748	9.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	14.483952	8.865913	-38.79%	0	2008
	13.978940	14.483952	3.61%	0	2007
	13.201527	13.978940	5.89%	0	2006
	12.221324	13.201527	8.02%	0	2005
	10.959966	12.221324	11.51%	0	2004
	10.000000	10.959966	9.60%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.371780	8.776321	-38.93%	0	2008
	13.894938	14.371780	3.43%	0	2007
	13.139756	13.894938	5.75%	0	2006
	12.186003	13.139756	7.83%	0	2005
	10.949835	12.186003	11.29%	0	2004
	10.000000	10.949835	9.50%	0	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.692055	9.530074	-1.67%	0	2008
	9.601113	9.692055	0.95%	0	2007
	9.531989	9.601113	0.73%	0	2006
	9.635011	9.531989	-1.07%	0	2005
	9.919528	9.635011	-2.87%	0	2004
	10.000000	9.919528	-0.80%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.973924	-40.26%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	14.355467	7.422168	-48.30%	0	2008
	14.478031	14.355467	-0.85%	0	2007
	12.240509	14.478031	18.28%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.213079	7.332312	-48.41%	0	2008
	14.366981	14.213079	-1.07%	0	2007
	12.180398	14.366981	17.95%	0	2006
	11.306214	12.180398	7.73%	0	2005
	10.000000	11.306214	13.06%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.204293	-37.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.192565	-38.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.116036	-38.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.591839	-34.08%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.546713	6.462387	-48.49%	0	2008
	11.894616	12.546713	5.48%	0	2007
	11.986312	11.894616	-0.77%	0	2006
	11.545736	11.986312	3.82%	0	2005
	10.588669	11.545736	9.04%	0	2004
	10.000000	10.588669	5.89%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	13.045968	8.527595	-34.63%	0	2008
	14.546074	13.045968	-10.31%	0	2007
	12.869879	14.546074	13.02%	0	2006
	12.957733	12.869879	-0.68%	0	2005
	11.465132	12.957733	13.02%	0	2004
	10.000000	11.465132	14.65%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	12.912454	8.421901	-34.78%	0	2008
	14.449154	12.912454	-10.64%	0	2007
	12.805624	14.449154	12.83%	0	2006
	12.929622	12.805624	-0.96%	0	2005
	11.469816	12.929622	12.73%	0	2004
	10.000000	11.469816	14.70%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	14.518432	8.645640	-40.45%	0	2008
	14.756985	14.518432	-1.62%	0	2007
	13.668970	14.756985	7.96%	0	2006
	12.629439	13.668970	8.23%	0	2005
	11.012767	12.629439	14.68%	0	2004
	10.000000	11.012767	10.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	14.363254	8.530334	-40.61%	0	2008
	14.633296	14.363254	-1.85%	0	2007
	13.589145	14.633296	7.68%	0	2006
	12.590579	13.589145	7.93%	0	2005
	11.000924	12.590579	14.45%	0	2004
	10.000000	11.000924	10.01%	0	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	10.913529	6.139095	-43.75%	0	2008
	10.500398	10.913529	3.93%	0	2007
	10.000000	10.500398	5.00%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.699875	-3.00%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.494413	-45.06%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.789553	6.695218	-47.65%	0	2008
	11.660644	12.789553	9.68%	0	2007
	11.237948	11.660644	3.76%	0	2006
	11.121612	11.237948	1.05%	0	2005
	10.826593	11.121612	2.72%	0	2004
	10.000000	10.826593	8.27%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	14.560663	8.389572	-42.38%	0	2008
	14.214481	14.560663	2.44%	0	2007
	12.534238	14.214481	13.41%	0	2006
	11.376401	12.534238	10.18%	0	2005
	10.000000	11.376401	13.76%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.428504	8.292202	-42.53%	0	2008
	14.122532	14.428504	2.17%	0	2007
	12.483858	14.122532	13.13%	0	2006
	11.359547	12.483858	9.90%	0	2005
	10.000000	11.359547	13.60%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	16.713305	9.630801	-42.38%	0	2008
	16.318782	16.713305	2.42%	0	2007
	14.389359	16.318782	13.41%	0	2006
	13.063564	14.389359	10.15%	0	2005
	11.377837	13.063564	14.82%	0	2004
	10.000000	11.377837	13.78%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	16.550152	9.514080	-42.51%	0	2008
	16.195735	16.550152	2.19%	0	2007
	14.320836	16.195735	13.09%	0	2006
	13.029617	14.320836	9.91%	0	2005
	11.375481	13.029617	14.54%	0	2004
	10.000000	11.375481	13.75%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	9.423791	1.916327	-79.67%	0	2008
	10.000000	9.423791	-5.76%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	10.939595	2.247666	-79.45%	0	2008
	11.367895	10.939595	-3.77%	0	2007
	10.781335	11.367895	5.44%	0	2006
	10.935632	10.781335	-1.41%	0	2005
	10.415879	10.935632	4.99%	0	2004
	10.000000	10.415879	4.16%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.855694	7.601438	-40.87%	0	2008
	12.813455	12.855694	0.33%	0	2007
	11.587314	12.813455	10.58%	0	2006
	11.372080	11.587314	1.89%	0	2005
	10.813798	11.372080	5.16%	0	2004
	10.000000	10.813798	8.14%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares – Q/NQ	14.321886	8.578157	-40.10%	0	2008
	15.049657	14.321886	-4.84%	0	2007
	13.581279	15.049657	10.81%	0	2006
	12.821982	13.581279	5.92%	0	2005
	11.143401	12.821982	15.06%	0	2004
	10.000000	11.143401	11.43%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.336317	5.576358	-40.27%	0	2008
	9.828875	9.336317	-5.01%	0	2007
	10.000000	9.828875	-1.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	11.575303	9.537177	-17.61%	0	2008
	10.968411	11.575303	5.53%	0	2007
	10.614905	10.968411	3.33%	0	2006
	10.749440	10.614905	-1.25%	0	2005
	10.288844	10.749440	4.48%	0	2004
	10.000000	10.288844	2.89%	0	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	12.077982	7.133274	-40.94%	0	2008
	13.344084	12.077982	-9.49%	0	2007
	11.947150	13.344084	11.69%	0	2006
	11.782359	11.947150	1.40%	0	2005
	11.005673	11.782359	7.06%	0	2004
	10.000000	11.005673	10.06%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.397758	9.394428	-46.00%	0	2008
	16.666060	17.397758	4.39%	0	2007
	13.541716	16.666060	23.07%	0	2006
	12.525374	13.541716	8.11%	0	2005
	11.187749	12.525374	11.96%	0	2004
	10.000000	11.187749	11.88%	0	2003*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	13.743263	8.028737	-41.58%	0	2008
	16.346345	13.743263	-15.92%	0	2007
	14.462544	16.346345	13.03%	0	2006
	14.022586	14.462544	3.14%	0	2005
	11.530757	14.022586	21.61%	0	2004
	10.000000	11.530757	15.31%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.192653	6.790000	-39.34%	0	2008
	11.011179	11.192653	1.65%	0	2007
	10.838103	11.011179	1.60%	0	2006
	10.641619	10.838103	1.85%	0	2005
	10.515496	10.641619	1.20%	0	2004
	10.000000	10.515498	5.15%	0	2003*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.152051	8.758719	-13.72%	0	2008
	10.016048	10.152051	1.36%	0	2007
	10.037002	10.016048	-0.21%	0	2006
	10.021906	10.037002	0.15%	0	2005
	9.994478	10.021906	0.27%	0	2004
	10.000000	9.994478	-0.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	16.557999	9.880818	-40.33%	0	2008
	20.778128	16.557999	-20.31%	0	2007
	15.662453	20.778128	32.66%	0	2006
	13.921792	15.662453	12.50%	0	2005
	10.618554	13.921792	31.11%	0	2004
	10.000000	10.618554	6.19%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	12.585032	6.169487	-50.98%	0	2008
	11.200210	12.585032	12.36%	0	2007
	11.326123	11.200210	-1.11%	0	2006
	10.919778	11.326123	3.72%	0	2005
	10.614066	10.919778	2.88%	0	2004
	10.000000	10.614066	6.14%	0	2003*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	12.993046	8.036144	-38.15%	0	2008
	13.809573	12.993046	-5.91%	0	2007
	12.349679	13.809573	11.82%	0	2006
	12.310194	12.349679	0.32%	0	2005
	10.880171	12.310194	13.14%	0	2004
	10.000000	10.880171	8.80%	0	2003*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series II (AVBV2)
1,085,878 shares (cost $9,642,026)	$4,419,523
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
78,561 shares (cost $1,813,744)	1,304,906
AIM VIF - Capital Development Fund - Series I (AVCDI)
12,444 shares (cost $174,967)	98,681
AIM VIF - Capital Development Fund - Series II (AVCD2)
28,120 shares (cost $493,116)	217,646
AIM VIF - Core Equity Fund - Series I (AVGI)
20,416 shares (cost $516,431)	403,214
AIM VIF - Core Equity Fund - Series II (AVCE2)
55,483 shares (cost $1,398,751)	1,088,580
AIM VIF - International Growth Fund - Series II (AVIE2)
32,063 shares (cost $513,586)	616,564
AIM VIF - Mid Cap Core Equity Fund - Series I (AVMCCI)
61,685 shares (cost $754,133)	529,870
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
287,306 shares (cost $6,464,622)	3,726,362
AllianceBernstein VPS - International Value Portfolio - Class B (ALVIVB)
168,339 shares (cost $2,649,644)	1,839,948
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
76,837 shares (cost $1,858,719)	1,385,373
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
532,324 shares (cost $8,589,469)	5,254,039
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
61,532 shares (cost $914,644)	637,472
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
60,900 shares (cost $1,982,112)	1,399,475
Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)
97,398 shares (cost $3,174,456)	2,240,164
Federated IS - American Leaders Fund II - Service Class (FALFS)
135,542 shares (cost $2,200,477)	1,096,538
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
244,229 shares (cost $1,421,863)	1,240,682
Federated IS - High Income Bond II - Service Class (FHIBS)
1,158,364 shares (cost $8,363,331)	5,803,403
Federated IS - International Equity Fund II Class (FVIE2)
8,774 shares (cost $102,597)	88,618
Federated IS - Mid Cap Growth Strategies Fund II Class (FVGS2)
35,199 shares (cost $762,184)	448,437
Federated IS - Quality Bond Fund II - Primary Class (FQB)
267,550 shares (cost $2,983,282)	2,675,499
Federated IS - Quality Bond Fund II - Service Class (FQBS)
855,972 shares (cost $9,472,725)	8,516,924

(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
862,358 shares (cost $20,103,796)	$11,365,875
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
731,451 shares (cost $17,090,234)	9,611,266
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
1,360,375 shares (cost $32,168,608)	17,684,878
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
422,883 shares (cost $13,977,189)	9,950,429
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
431,434 shares (cost $14,447,919)	10,125,763
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
395,157 shares (cost $13,215,741)	9,211,118
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2,325,574 shares (cost $14,047,780)	9,209,274
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
266,099 shares (cost $1,425,520)	1,051,092
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
1,142,755 shares (cost $6,888,536)	4,502,453
Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FHI2)
1,388,616 shares (cost $8,215,311)	5,401,716
Fidelity(R) VIP - High Income Portfolio - Service Class 2R (FHI2R)
382,635 shares (cost $2,188,123)	1,484,622
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
96,227 shares (cost $552,336)	378,170
Fidelity(R) VIP - Money Market Portfolio - Initial Class (FMMP)
23,552,041 shares (cost $23,552,041)	23,552,041
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
939,810 shares (cost $16,697,402)	11,437,485
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
278,775 shares (cost $4,365,308)	3,378,759
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)
226,427 shares (cost $3,923,530)	2,732,976
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
314,464 shares (cost $6,927,049)	3,767,281
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
53,567 shares (cost $1,140,690)	648,164
Fidelity(R) VIP - Value Portfolio - Service Class (FVS)
32,215 shares (cost $399,449)	215,517
Fidelity(R) VIP - Value Portfolio - Service Class 2 (FV2)
59,314 shares (cost $758,010)	393,842
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Initial Class (FAMGP)
156,566 shares (cost $1,946,978)	1,515,564
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class (FAMGS)
142,967 shares (cost $1,735,667)	1,375,347
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
63,547 shares (cost $780,198)	608,776

(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
244,328 shares (cost $3,514,924)	$2,519,017
Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FAMS)
182,668 shares (cost $2,548,522)	1,872,344
Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FAM2)
124,255 shares (cost $1,703,801)	1,261,187
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
1,393,388 shares (cost $35,361,555)	21,444,247
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
993,239 shares (cost $25,449,168)	15,226,356
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
1,561,213 shares (cost $42,891,424)	23,636,766
Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)
232,624 shares (cost $30,734,011)	23,073,969
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,925,951 shares (cost $23,934,554)	22,803,258
Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FAGRS)
8,008 shares (cost $81,029)	41,323
Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FAGR2)
251,655 shares (cost $2,318,425)	1,273,374
Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FBP)
1,521,277 shares (cost $20,803,892)	15,015,003
Fidelity(R) VIP III - Balanced Portfolio - Service Class (FBS)
412,469 shares (cost $5,586,963)	4,058,691
Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FB2)
225,953 shares (cost $3,110,650)	2,203,046
Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
37,384 shares (cost $357,310)	196,642
Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
272,417 shares (cost $2,434,816)	1,416,568
Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FGIP)
658,381 shares (cost $8,464,601)	5,787,167
Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FGIS)
802,501 shares (cost $10,759,680)	7,005,834
Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FGI2)
528,100 shares (cost $7,175,733)	4,568,067
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2,600,309 shares (cost $50,200,364)	25,977,084
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
639,839 shares (cost $11,890,570)	6,379,197
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FGO2)
118,066 shares (cost $1,715,668)	1,171,217
Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FMCP)
121,803 shares (cost $3,723,471)	2,244,826
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
365,256 shares (cost $11,312,132)	6,695,139

(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
1,250,232 shares (cost $36,811,981)	$22,654,210
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
37,985 shares (cost $444,358)	186,886
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
438,104 shares (cost $5,132,762)	2,172,995
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)
29,123 shares (cost $401,460)	318,902
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
11,291 shares (cost $81,420)	63,342
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
108,918 shares (cost $1,921,266)	1,520,500
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
24,835 shares (cost $313,223)	196,690
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
308,222 shares (cost $2,747,607)	2,142,141
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
690,572 shares (cost $4,452,839)	2,209,830
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
179,479 shares (cost $2,715,151)	1,437,629
MFS(R) VIT - Value Series - Service Class (MVFSC)
489,909 shares (cost $6,766,513)	4,737,417
MTB Large Cap Growth Fund II (VFLG2)
210,246 shares (cost $2,103,854)	1,410,752
MTB Large Cap Value Fund II (VFLV2)
197,682 shares (cost $2,035,689)	1,367,961
MTB Managed Allocation Fund - Moderate Growth II (VFMG2)
2,464,618 shares (cost $25,026,294)	17,104,451
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
332,248 shares (cost $6,238,844)	4,322,551
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
226,174 shares (cost $2,494,657)	2,155,441
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
139,858 shares (cost $3,422,631)	2,089,473
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
46,891 shares (cost $2,998,241)	1,732,639
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
19,845 shares (cost $739,428)	520,938
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
1,221 shares (cost $7,707)	8,023
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
37,833 shares (cost $308,620)	306,823
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
20,454 shares (cost $203,273)	151,975
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
41,836 shares (cost $380,671)	381,960

(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
43,787 shares (cost $389,252)	$340,227
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
6,000 shares (cost $39,775)	42,477
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
20,953 shares (cost $167,420)	177,474
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
3,720 shares (cost $35,556)	35,977
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
25,668 shares (cost $194,320)	127,827
Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)
94,624 shares (cost $1,196,514)	660,473
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
592,550 shares (cost $9,886,289)	4,165,625
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
16,430 shares (cost $167,422)	102,685
Nationwide VIT - Government Bond Fund - Class I (GBF)
1,815,722 shares (cost $21,039,388)	21,806,826
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
1,440,291 shares (cost $16,180,196)	9,923,602
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2,031,963 shares (cost $20,712,948)	18,836,300
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
9,554,959 shares (cost $104,418,087)	80,834,950
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
4,426,573 shares (cost $49,814,367)	35,235,518
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
3,004,081 shares (cost $32,656,132)	26,586,116
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
328 shares (cost $3,046)	3,201
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
6,392 shares (cost $196,138)	110,772
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
64,708 shares (cost $1,077,475)	727,968
Nationwide VIT - Mid Cap Index Fund - Class II (MCIF2)
329,075 shares (cost $5,962,307)	3,685,639
Nationwide VIT - Money Market Fund - Class I (SAM)
56,291,769 shares (cost $56,291,769)	56,291,769
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
2,096 shares (cost $19,908)	13,412
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
19,984 shares (cost $324,950)	153,874
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
255,879 shares (cost $4,251,117)	1,962,593
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2,246 shares (cost $23,288)	15,139

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
1,431 shares (cost $10,583)	$9,456
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
972 shares (cost $10,504)	6,403
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,337 shares (cost $10,048)	9,454
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
124,705 shares (cost $1,998,204)	1,183,446
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
24,053 shares (cost $211,622)	159,231
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
429,127 shares (cost $4,966,091)	2,806,489
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
41,652 shares (cost $890,740)	448,175
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
269,486 shares (cost $5,543,422)	2,837,689
Nationwide VIT - Nationwide Fund - Class II (TRF2)
6,003 shares (cost $62,285)	39,019
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)
3,015 shares (cost $27,434)	16,611
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
40,602 shares (cost $403,325)	396,685
Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)
2,982 shares (cost $26,745)	16,997
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
19,701 shares (cost $293,522)	181,645
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
25,530 shares (cost $406,024)	239,725
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
258,573 shares (cost $9,225,760)	6,572,923
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
24,548 shares (cost $792,928)	499,301
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
244,777 shares (cost $8,162,713)	4,902,878
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
18,248 shares (cost $508,187)	368,791
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
187,481 shares (cost $5,000,186)	3,753,374
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
62,451 shares (cost $337,336)	98,047
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
153,024 shares (cost $1,234,651)	241,778
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
49,991 shares (cost $758,141)	532,403
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
26,942 shares (cost $478,291)	283,970
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
510,605 shares (cost $9,996,976)	$7,362,930
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
3,361,771 shares (cost $17,915,865)	15,329,675
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
34,917 shares (cost $638,231)	400,497
Putnam VT - International Equity Fund - Class IB (PVTIGB)
26,845 shares (cost $469,705)	238,652
Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)
27,355 shares (cost $521,135)	233,340
Putnam VT - Voyager Fund - Class IB (PVTVB)
20,747 shares (cost $564,791)	414,530
RidgeWorth VT - Large Cap Core Equity Fund (STVGI)
4,369 shares (cost $48,711)	29,404
RidgeWorth VT - Large Cap Growth Stock Fund (STVCA)
2,543 shares (cost $39,475)	23,036
RidgeWorth VT - Large Cap Value Equity Fund (STVVIS)
6,012 shares (cost $93,608)	64,323
RidgeWorth VT - Mid Cap Core Equity Fund (STVMCE)
3,977 shares (cost $46,158)	25,133
RidgeWorth VT - Small Cap Value Equity Fund (STVSCV)
12,715 shares (cost $169,533)	70,694
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
10,991 shares (cost $271,306)	218,289
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
111,355 shares (cost $2,970,348)	1,883,018
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
981,184 shares (cost $13,019,923)	8,065,336
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
140,543 shares (cost $1,583,886)	1,378,727
Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)
218,959 shares (cost $4,072,807)	1,782,323

Total Investments	774,663,018

Accounts Receivable	151,962

Total Assets	$774,814,980

Contract Owners’ Equity:
Accumulation units	774,370,182
Contracts in payout (annuitization) period	444,798

Total Contract Owners’ Equity (note 5)	$774,814,980

See accompanying notes to financial statements.

8

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVBV2	AVCA2	AVCDI	AVCD2	AVGI	AVCE2	AVIE2

Reinvested dividends	$23,768,878	37,208	-	-	-	11,472	27,692	4,023
Mortality and expense risk charges (note 2)	(14,630,507)	(112,188)	(28,686)	(1,765)	(5,423)	(5,902)	(20,805)	(12,144)

Net investment income (loss)	9,138,371	(74,980)	(28,686)	(1,765)	(5,423)	5,570	6,887	(8,121)

Proceeds from mutual fund shares sold	421,661,614	2,651,634	663,772	43,362	286,000	63,050	539,696	335,529
Cost of mutual fund shares sold	(421,600,225)	(2,542,914)	(596,667)	(32,096)	(349,567)	(69,038)	(544,549)	(178,674)

Realized gain (loss) on investments	61,389	108,720	67,105	11,266	(63,567)	(5,988)	(4,853)	156,855
Change in unrealized gain (loss) on investments	(517,576,150)	(6,968,954)	(1,186,122)	(122,643)	(226,330)	(192,571)	(539,916)	(656,021)

Net gain (loss) on investments	(517,514,761)	(6,860,234)	(1,119,017)	(111,377)	(289,897)	(198,559)	(544,769)	(499,166)

Reinvested capital gains	62,229,595	1,447,219	-	19,832	44,249	-	-	11,696

Net increase (decrease) in contract owners’ equity resulting from operations	$(446,146,795)	(5,487,995)	(1,147,703)	(93,310)	(251,071)	(192,989)	(537,882)	(495,591)

Investment Activity:	AVMCCI	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	DSIF	DSIFS

Reinvested dividends	$11,234	106,599	35,395	-	38,321	7,509	41,805	60,634
Mortality and expense risk charges (note 2)	(7,844)	(81,221)	(49,060)	(28,279)	(108,537)	(9,943)	(23,748)	(47,068)

Net investment income (loss)	3,390	25,378	(13,665)	(28,279)	(70,216)	(2,434)	18,057	13,566

Proceeds from mutual fund shares sold	134,410	1,981,073	1,102,731	532,041	2,517,129	117,589	547,644	1,302,534
Cost of mutual fund shares sold	(116,554)	(2,090,010)	(793,307)	(426,126)	(2,333,193)	(113,587)	(535,704)	(1,252,284)

Realized gain (loss) on investments	17,856	(108,937)	309,424	105,915	183,936	4,002	11,940	50,250
Change in unrealized gain (loss) on investments	(335,441)	(4,096,311)	(3,113,402)	(1,116,634)	(4,437,242)	(443,373)	(935,472)	(1,644,499)

Net gain (loss) on investments	(317,585)	(4,205,248)	(2,803,978)	(1,010,719)	(4,253,306)	(439,371)	(923,532)	(1,594,249)

Reinvested capital gains	81,700	1,099,882	253,224	-	902,550	129,958	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(232,495)	(3,079,988)	(2,564,419)	(1,038,998)	(3,420,972)	(311,847)	(905,475)	(1,580,683)

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FALFS	FCA2S	FHIBS	FVIE2	FVGS2	FQB	FQBS	FEIP

Reinvested dividends	$24,329	374	848,641	1,146	-	164,952	550,171	422,770
Mortality and expense risk charges (note 2)	(19,817)	(24,775)	(115,512)	(1,965)	(8,455)	(36,016)	(140,541)	(264,189)

Net investment income (loss)	4,512	(24,401)	733,129	(819)	(8,455)	128,936	409,630	158,581

Proceeds from mutual fund shares sold	382,827	847,793	3,313,307	35,658	142,255	820,740	3,950,268	5,730,354
Cost of mutual fund shares sold	(627,811)	(659,561)	(3,898,764)	(41,228)	(163,868)	(910,538)	(4,380,404)	(6,050,721)

Realized gain (loss) on investments	(244,984)	188,232	(585,457)	(5,570)	(21,613)	(89,798)	(430,136)	(320,367)
Change in unrealized gain (loss) on investments	(880,797)	(859,925)	(2,596,193)	(105,573)	(570,383)	(301,791)	(936,009)	(9,835,088)

Net gain (loss) on investments	(1,125,781)	(671,693)	(3,181,650)	(111,143)	(591,996)	(391,589)	(1,366,145)	(10,155,455)

Reinvested capital gains	473,045	43,002	-	-	209,426	-	-	21,354

Net increase (decrease) in contract owners’ equity resulting from operations	$(648,224)	(653,092)	(2,448,521)	(111,962)	(391,025)	(262,653)	(956,515)	(9,975,520)

Investment Activity:	FEIS	FEI2	FGP	FGS	FG2	FHIP	FHIPR	FHIS

Reinvested dividends	$340,979	600,615	127,640	114,673	84,523	1,050,589	119,244	505,947
Mortality and expense risk charges (note 2)	(159,714)	(400,161)	(240,434)	(172,002)	(215,223)	(191,033)	(15,654)	(66,058)

Net investment income (loss)	181,265	200,454	(112,794)	(57,329)	(130,700)	859,556	103,590	439,889

Proceeds from mutual fund shares sold	4,356,765	11,567,425	4,134,117	4,049,039	8,989,483	3,995,822	1,633,125	2,121,215
Cost of mutual fund shares sold	(4,411,652)	(11,830,851)	(4,804,722)	(4,556,180)	(6,387,340)	(4,675,400)	(1,809,977)	(2,488,913)

Realized gain (loss) on investments	(54,887)	(263,426)	(670,605)	(507,141)	2,602,143	(679,578)	(176,852)	(367,698)
Change in unrealized gain (loss) on investments	(8,290,638)	(16,211,199)	(9,427,095)	(9,611,582)	(12,717,830)	(3,764,371)	(231,627)	(1,783,605)

Net gain (loss) on investments	(8,345,525)	(16,474,625)	(10,097,700)	(10,118,723)	(10,115,687)	(4,443,949)	(408,479)	(2,151,303)

Reinvested capital gains	17,416	36,249	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,146,844)	(16,237,922)	(10,210,494)	(10,176,052)	(10,246,387)	(3,584,393)	(304,889)	(1,711,414)

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FHI2	FHI2R	FHISR	FMMP	FOP	FOS	FO2	FO2R

Reinvested dividends	$615,286	164,231	46,199	712,599	446,565	127,851	98,631	135,528
Mortality and expense risk charges (note 2)	(117,550)	(24,284)	(4,819)	(302,744)	(261,962)	(58,200)	(59,007)	(88,276)

Net investment income (loss)	497,736	139,947	41,380	409,855	184,603	69,651	39,624	47,252

Proceeds from mutual fund shares sold	5,641,861	899,072	251,517	16,195,948	5,126,357	1,901,355	2,378,977	3,568,433
Cost of mutual fund shares sold	(6,581,601)	(1,048,508)	(298,272)	(16,195,948)	(4,604,117)	(1,352,962)	(1,844,508)	(4,032,016)

Realized gain (loss) on investments	(939,740)	(149,436)	(46,755)	-	522,240	548,393	534,469	(463,583)
Change in unrealized gain (loss) on investments	(1,850,739)	(516,703)	(130,803)	-	(13,623,480)	(4,522,332)	(4,137,726)	(4,198,578)

Net gain (loss) on investments	(2,790,479)	(666,139)	(177,558)	-	(13,101,240)	(3,973,939)	(3,603,257)	(4,662,161)

Reinvested capital gains	-	-	-	-	2,451,531	777,685	712,942	905,062

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,292,743)	(526,192)	(136,178)	409,855	(10,465,106)	(3,126,603)	(2,850,691)	(3,709,847)

Investment Activity:	FOSR	FVS	FV2	FAMGP	FAMGS	FAMG2	FAMP	FAMS

Reinvested dividends	$24,589	2,790	4,111	40,379	34,845	14,229	87,357	62,248
Mortality and expense risk charges (note 2)	(10,905)	(3,851)	(10,410)	(33,137)	(20,392)	(12,719)	(51,931)	(27,390)

Net investment income (loss)	13,684	(1,061)	(6,299)	7,242	14,453	1,510	35,426	34,858

Proceeds from mutual fund shares sold	339,108	78,172	357,048	661,874	419,102	820,421	1,078,364	691,250
Cost of mutual fund shares sold	(307,216)	(95,140)	(285,773)	(540,591)	(413,063)	(682,896)	(1,006,934)	(740,081)

Realized gain (loss) on investments	31,892	(16,968)	71,275	121,283	6,039	137,525	71,430	(48,831)
Change in unrealized gain (loss) on investments	(750,652)	(218,683)	(538,877)	(1,104,795)	(857,475)	(577,679)	(1,694,144)	(1,186,816)

Net gain (loss) on investments	(718,760)	(235,651)	(467,602)	(983,512)	(851,436)	(440,154)	(1,622,714)	(1,235,647)

Reinvested capital gains	134,186	14,321	32,936	1,815	1,624	1,075	398,257	305,748

Net increase (decrease) in contract owners’ equity resulting from operations	$(570,890)	(222,391)	(440,965)	(974,455)	(835,359)	(437,569)	(1,189,031)	(895,041)

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FAM2	FCP	FCS	FC2	FIP	FIGBP	FAGRS	FAGR2

Reinvested dividends	$39,952	312,789	200,278	276,603	698,026	1,257,589	-	-
Mortality and expense risk charges (note 2)	(23,776)	(479,743)	(247,662)	(544,659)	(425,813)	(336,309)	(621)	(30,369)

Net investment income (loss)	16,176	(166,954)	(47,384)	(268,056)	272,213	921,280	(621)	(30,369)

Proceeds from mutual fund shares sold	1,159,805	9,312,148	6,601,551	16,197,597	13,512,575	13,765,651	27,636	1,057,287
Cost of mutual fund shares sold	(1,160,913)	(10,275,515)	(6,725,542)	(15,109,904)	(11,165,020)	(14,593,789)	(31,724)	(1,126,912)

Realized gain (loss) on investments	(1,108)	(963,367)	(123,991)	1,087,693	2,347,555	(828,138)	(4,088)	(69,625)
Change in unrealized gain (loss) on investments	(902,995)	(18,361,449)	(13,592,214)	(24,137,693)	(19,040,218)	(1,312,197)	(37,096)	(1,353,792)

Net gain (loss) on investments	(904,103)	(19,324,816)	(13,716,205)	(23,050,000)	(16,692,663)	(2,140,335)	(41,184)	(1,423,417)

Reinvested capital gains	258,131	1,076,104	763,459	1,367,891	431,849	24,419	134	4,906

Net increase (decrease) in contract owners’ equity resulting from operations	$(629,796)	(18,415,666)	(13,000,130)	(21,950,165)	(15,988,601)	(1,194,636)	(41,671)	(1,448,880)

Investment Activity:	FBP	FBS	FB2	FDCAS	FDCA2	FGIP	FGIS	FGI2

Reinvested dividends	$361,627	90,706	49,996	1,591	9,586	105,668	116,022	65,240
Mortality and expense risk charges (note 2)	(321,499)	(62,634)	(53,712)	(2,915)	(31,050)	(132,834)	(112,696)	(107,825)

Net investment income (loss)	40,128	28,072	(3,716)	(1,324)	(21,464)	(27,166)	3,326	(42,585)

Proceeds from mutual fund shares sold	5,712,370	2,211,727	3,103,736	76,516	1,338,573	2,438,165	3,020,636	5,980,395
Cost of mutual fund shares sold	(6,610,587)	(2,183,146)	(3,120,975)	(94,407)	(1,165,790)	(2,761,305)	(3,609,494)	(5,071,370)

Realized gain (loss) on investments	(898,217)	28,581	(17,239)	(17,891)	172,783	(323,140)	(588,858)	909,025
Change in unrealized gain (loss) on investments	(9,224,067)	(2,767,403)	(1,904,603)	(138,890)	(1,401,020)	(5,618,906)	(6,486,917)	(6,405,271)

Net gain (loss) on investments	(10,122,284)	(2,738,822)	(1,921,842)	(156,781)	(1,228,237)	(5,942,046)	(7,075,775)	(5,496,246)

Reinvested capital gains	885,560	256,962	202,416	2,169	20,243	1,082,477	1,319,534	1,150,829

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,196,596)	(2,453,788)	(1,723,142)	(155,936)	(1,229,458)	(4,886,735)	(5,752,915)	(4,388,002)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FGOP	FGOS	FGO2	FMCP	FMCS	FMC2	FVSS	FVSS2

Reinvested dividends	$189,673	38,909	2,594	15,516	37,444	97,047	2,144	20,071
Mortality and expense risk charges (note 2)	(686,108)	(121,289)	(27,464)	(46,228)	(109,986)	(509,813)	(3,935)	(58,312)

Net investment income (loss)	(496,435)	(82,380)	(24,870)	(30,712)	(72,542)	(412,766)	(1,791)	(38,241)

Proceeds from mutual fund shares sold	10,396,218	3,061,197	1,429,375	800,829	4,023,104	17,624,542	58,650	1,714,767
Cost of mutual fund shares sold	(13,477,769)	(3,736,336)	(1,252,042)	(763,345)	(3,396,151)	(13,168,286)	(97,447)	(2,589,311)

Realized gain (loss) on investments	(3,081,551)	(675,139)	177,333	37,484	626,953	4,456,256	(38,797)	(874,544)
Change in unrealized gain (loss) on investments	(32,494,433)	(8,135,016)	(1,994,733)	(2,345,018)	(7,626,296)	(30,282,051)	(254,508)	(2,855,743)

Net gain (loss) on investments	(35,575,984)	(8,810,155)	(1,817,400)	(2,307,534)	(6,999,343)	(25,825,795)	(293,305)	(3,730,287)

Reinvested capital gains	-	-	-	617,072	1,987,545	7,725,509	77,201	983,853

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,072,419)	(8,892,535)	(1,842,270)	(1,721,174)	(5,084,340)	(18,513,052)	(217,895)	(2,784,675)

Investment Activity:	TIF	FTVFA2	FTVRDI	JARLCS	MIGSC	MMCGSC	MNDSC	MVFSC

Reinvested dividends	$11,888	1,281	46,764	2,070	10,085	-	-	84,176
Mortality and expense risk charges (note 2)	(5,108)	(377)	(25,681)	(4,431)	(47,271)	(58,797)	(28,954)	(99,221)

Net investment income (loss)	6,780	904	21,083	(2,361)	(37,186)	(58,797)	(28,954)	(15,045)

Proceeds from mutual fund shares sold	59,548	6,713	743,838	208,625	1,102,639	1,123,054	917,117	3,268,778
Cost of mutual fund shares sold	(40,147)	(9,707)	(735,889)	(245,990)	(977,723)	(1,206,910)	(1,073,329)	(3,060,828)

Realized gain (loss) on investments	19,401	(2,994)	7,949	(37,365)	124,916	(83,856)	(156,212)	207,950
Change in unrealized gain (loss) on investments	(297,335)	(18,077)	(749,679)	(125,154)	(1,708,166)	(3,110,596)	(1,405,831)	(3,456,966)

Net gain (loss) on investments	(277,934)	(21,071)	(741,730)	(162,519)	(1,583,250)	(3,194,452)	(1,562,043)	(3,249,016)

Reinvested capital gains	43,014	1,271	17,306	20,634	168,312	616,010	488,264	344,217

Net increase (decrease) in contract owners’ equity resulting from operations	$(228,140)	(18,896)	(703,341)	(144,246)	(1,452,124)	(2,637,239)	(1,102,733)	(2,919,844)

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	VFLG2	VFLV2	VFMG2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

Reinvested dividends	$8,641	33,178	304,138	134,478	122,534	80,444	50,090	14,219
Mortality and expense risk charges (note 2)	(24,082)	(31,246)	(276,801)	(75,645)	(31,297)	(39,003)	(30,882)	(6,232)

Net investment income (loss)	(15,441)	1,932	27,337	58,833	91,237	41,441	19,208	7,987

Proceeds from mutual fund shares sold	314,662	1,020,426	5,633,715	2,030,134	1,244,532	1,417,059	765,431	396,739
Cost of mutual fund shares sold	(338,572)	(1,258,550)	(5,998,798)	(2,209,445)	(1,358,669)	(1,572,652)	(788,338)	(466,431)

Realized gain (loss) on investments	(23,910)	(238,124)	(365,083)	(179,311)	(114,137)	(155,593)	(22,907)	(69,692)
Change in unrealized gain (loss) on investments	(970,757)	(1,042,926)	(9,110,216)	(1,953,812)	(252,503)	(1,545,513)	(1,515,760)	(207,171)

Net gain (loss) on investments	(994,667)	(1,281,050)	(9,475,299)	(2,133,123)	(366,640)	(1,701,106)	(1,538,667)	(276,863)

Reinvested capital gains	-	-	1,282,770	66,014	1,659	104,627	146,000	193

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,010,108)	(1,279,118)	(8,165,192)	(2,008,276)	(273,744)	(1,555,038)	(1,373,459)	(268,683)

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2

Reinvested dividends	$20	2,139	2,756	4,376	3,460	200	1,469	760
Mortality and expense risk charges (note 2)	(9)	(789)	(983)	(1,348)	(1,329)	(56)	(367)	(168)

Net investment income (loss)	11	1,350	1,773	3,028	2,131	144	1,102	592

Proceeds from mutual fund shares sold	26	6,282	33,418	224,829	6,534	78	1,145	25,293
Cost of mutual fund shares sold	(25)	(6,925)	(43,497)	(249,100)	(7,637)	(102)	(1,364)	(25,349)

Realized gain (loss) on investments	1	(643)	(10,079)	(24,271)	(1,103)	(24)	(219)	(56)
Change in unrealized gain (loss) on investments	317	(1,798)	(51,298)	1,288	(49,026)	2,702	10,055	421

Net gain (loss) on investments	318	(2,441)	(61,377)	(22,983)	(50,129)	2,678	9,836	365

Reinvested capital gains	175	1,506	1,453	598	2,288	478	526	-

Net increase (decrease) in contract owners’ equity resulting from operations	$504	415	(58,151)	(19,357)	(45,710)	3,300	11,464	957

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	HIBF3	GEM2	GEM6	NVIE6	GBF	GVIDA	GVIDC	GVIDM

Reinvested dividends	$14,855	14,914	94,487	1,341	942,742	330,948	777,674	3,112,332
Mortality and expense risk charges (note 2)	(1,943)	(24,851)	(132,228)	(672)	(285,701)	(230,376)	(301,856)	(1,505,924)

Net investment income (loss)	12,912	(9,937)	(37,741)	669	657,041	100,572	475,818	1,606,408

Proceeds from mutual fund shares sold	5,885	980,076	4,711,211	75,967	8,668,470	6,020,011	10,519,872	39,479,597
Cost of mutual fund shares sold	(6,980)	(836,536)	(4,956,358)	(91,888)	(8,926,977)	(6,233,894)	(11,016,966)	(35,417,476)

Realized gain (loss) on investments	(1,095)	143,540	(245,147)	(15,921)	(258,507)	(213,883)	(497,094)	4,062,121
Change in unrealized gain (loss) on investments	(61,688)	(1,953,356)	(8,933,888)	(64,737)	918,154	(9,780,981)	(2,000,184)	(45,170,770)

Net gain (loss) on investments	(62,783)	(1,809,816)	(9,179,035)	(80,658)	659,647	(9,994,864)	(2,497,278)	(41,108,649)

Reinvested capital gains	-	367,222	1,881,859	19,177	-	2,738,401	391,823	9,243,394

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,871)	(1,452,531)	(7,334,917)	(60,812)	1,316,688	(7,155,891)	(1,629,637)	(30,258,847)

Investment Activity:	GVDMA	GVDMC	NVLCP2	SGRF2	MCIF	MCIF2	SAM	NVMIG6

Reinvested dividends	$1,228,393	1,176,690	86	-	13,677	61,794	939,821	-
Mortality and expense risk charges (note 2)	(678,930)	(508,183)	(30)	(1,876)	(12,243)	(75,393)	(583,112)	(73)

Net investment income (loss)	549,463	668,507	56	(1,876)	1,434	(13,599)	356,709	(73)

Proceeds from mutual fund shares sold	12,890,126	16,783,292	12,512	68,584	137,017	1,869,496	29,430,493	73
Cost of mutual fund shares sold	(11,170,659)	(17,766,687)	(12,921)	(83,535)	(132,530)	(1,942,721)	(29,430,493)	(92)

Realized gain (loss) on investments	1,719,467	(983,395)	(409)	(14,951)	4,487	(73,225)	-	(19)
Change in unrealized gain (loss) on investments	(26,075,322)	(8,228,260)	155	(88,592)	(525,954)	(2,737,734)	-	(6,497)

Net gain (loss) on investments	(24,355,855)	(9,211,655)	(254)	(103,543)	(521,467)	(2,810,959)	-	(6,516)

Reinvested capital gains	5,042,649	1,867,770	-	-	68,348	368,969	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,763,743)	(6,675,378)	(198)	(105,419)	(451,685)	(2,455,589)	356,709	(6,589)

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF

Reinvested dividends	$4,939	61,862	41	59	-	83	-	4,235
Mortality and expense risk charges (note 2)	(3,224)	(52,554)	(165)	(49)	(89)	(33)	(25,178)	(4,471)

Net investment income (loss)	1,715	9,308	(124)	10	(89)	50	(25,178)	(236)

Proceeds from mutual fund shares sold	52,347	2,191,801	5,222	5,217	89	9,654	752,123	363,818
Cost of mutual fund shares sold	(78,680)	(2,809,485)	(6,157)	(5,716)	(111)	(10,676)	(706,201)	(570,963)

Realized gain (loss) on investments	(26,333)	(617,684)	(935)	(499)	(22)	(1,022)	45,922	(207,145)
Change in unrealized gain (loss) on investments	(175,568)	(2,153,903)	(8,149)	(1,126)	(4,101)	(593)	(1,246,045)	65,992

Net gain (loss) on investments	(201,901)	(2,771,587)	(9,084)	(1,625)	(4,123)	(1,615)	(1,200,123)	(141,153)

Reinvested capital gains	39,879	513,397	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(160,307)	(2,248,882)	(9,208)	(1,615)	(4,212)	(1,565)	(1,225,301)	(141,389)

Investment Activity:	SCVF2	SCF	SCF2	TRF2	NVNMO2	NVSTB2	NVRE2	AMRS

Reinvested dividends	$37,933	5,386	25,354	718	-	4,810	616	2,415
Mortality and expense risk charges (note 2)	(60,411)	(7,630)	(56,416)	(828)	(179)	(1,664)	(232)	(2,370)

Net investment income (loss)	(22,478)	(2,244)	(31,062)	(110)	(179)	3,146	384	45

Proceeds from mutual fund shares sold	1,957,956	92,229	1,703,631	92,211	20,274	140,537	28,976	65,408
Cost of mutual fund shares sold	(2,801,212)	(131,761)	(2,337,182)	(112,129)	(23,329)	(140,761)	(35,182)	(73,566)

Realized gain (loss) on investments	(843,256)	(39,532)	(633,551)	(19,918)	(3,055)	(224)	(6,206)	(8,158)
Change in unrealized gain (loss) on investments	(804,413)	(402,342)	(2,284,187)	(23,899)	(10,823)	(6,640)	(9,748)	(101,756)

Net gain (loss) on investments	(1,647,669)	(441,874)	(2,917,738)	(43,817)	(13,878)	(6,864)	(15,954)	(109,914)

Reinvested capital gains	-	137,474	901,822	9,471	-	-	-	525

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,670,147)	(306,644)	(2,046,978)	(34,456)	(14,057)	(3,718)	(15,570)	(109,344)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	AMSRS	OVCAFS	OVGS3	OVGS4	OVGS	OVGSS	OVHI3	OVHI

Reinvested dividends	$8,921	-	10,320	103,383	9,894	74,256	16,240	88,971
Mortality and expense risk charges (note 2)	(6,529)	(145,932)	(8,103)	(101,732)	(6,770)	(72,799)	(2,362)	(12,134)

Net investment income (loss)	2,392	(145,932)	2,217	1,651	3,124	1,457	13,878	76,837

Proceeds from mutual fund shares sold	263,545	2,700,664	180,989	2,560,351	124,819	1,185,841	15,905	279,968
Cost of mutual fund shares sold	(325,197)	(2,259,123)	(211,755)	(2,880,818)	(125,115)	(860,161)	(20,346)	(460,805)

Realized gain (loss) on investments	(61,652)	441,541	(30,766)	(320,467)	(296)	325,680	(4,441)	(180,837)
Change in unrealized gain (loss) on investments	(170,813)	(6,571,980)	(377,802)	(4,221,641)	(360,336)	(3,569,917)	(231,208)	(924,865)

Net gain (loss) on investments	(232,465)	(6,130,439)	(408,568)	(4,542,108)	(360,632)	(3,244,237)	(235,649)	(1,105,702)

Reinvested capital gains	30,503	-	45,434	574,625	43,474	398,180	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(199,570)	(6,276,371)	(360,917)	(3,965,832)	(314,034)	(2,844,600)	(221,771)	(1,028,865)

Investment Activity:	OVSC	OVSCS	OVGIS	OVSBS	PVGIB	PVTIGB	PVTSCB	PVTVB

Reinvested dividends	$3,783	1,447	159,935	1,040,321	13,433	11,877	5,160	-
Mortality and expense risk charges (note 2)	(8,364)	(5,794)	(154,435)	(263,940)	(7,552)	(5,390)	(3,816)	(8,074)

Net investment income (loss)	(4,581)	(4,347)	5,500	776,381	5,881	6,487	1,344	(8,074)

Proceeds from mutual fund shares sold	76,683	291,845	3,589,525	7,178,840	459,133	270,141	73,491	333,173
Cost of mutual fund shares sold	(61,810)	(388,941)	(2,984,127)	(7,046,172)	(710,568)	(259,811)	(107,764)	(313,688)

Realized gain (loss) on investments	14,873	(97,096)	605,398	132,668	(251,435)	10,330	(34,273)	19,485
Change in unrealized gain (loss) on investments	(393,927)	(137,180)	(6,953,402)	(4,378,315)	(166,900)	(334,357)	(222,035)	(291,937)

Net gain (loss) on investments	(379,054)	(234,276)	(6,348,004)	(4,245,647)	(418,335)	(324,027)	(256,308)	(272,452)

Reinvested capital gains	42,009	30,084	840,652	249,215	115,508	91,255	90,362	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(341,626)	(208,539)	(5,501,852)	(3,220,051)	(296,946)	(226,285)	(164,602)	(280,526)

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	STVGI	STVCA	STVVIS	STVMCE	STVSCV	DSRG	ACEG2	ACC2	MSVF2	MSVREB

Reinvested dividends	$431	98	1,889	272	1,587	2,465	7,288	314,852	$84,582	85,108
Mortality and expense risk charges (note 2)	(519)	(760)	(1,403)	(703)	(1,056)	(3,761)	(48,976)	(168,532)	(22,002)	(41,117)

Net investment income (loss)	(88)	(662)	486	(431)	531	(1,296)	(41,688)	146,320	62,580	43,991

Proceeds from mutual fund shares sold	19,178	63,559	43,034	39,726	2,013	41,968	1,560,496	4,383,769	748,223	1,567,649
Cost of mutual fund shares sold	(18,289)	(62,402)	(35,267)	(37,308)	(3,689)	(45,767)	(1,335,990)	(4,875,295)	(816,180)	(2,819,130)

Realized gain (loss) on investments	889	1,157	7,767	2,418	(1,676)	(3,799)	224,506	(491,526)	(67,957)	(1,251,481)
Change in unrealized gain (loss) on investments	(25,798)	(31,136)	(53,061)	(28,178)	(70,217)	(129,665)	(2,381,056)	(5,878,564)	(233,970)	(1,282,486)

Net gain (loss) on investments	(24,909)	(29,979)	(45,294)	(25,760)	(71,893)	(133,464)	(2,156,550)	(6,370,090)	(301,927)	(2,533,967)

Reinvested capital gains	4,521	5,178	8,279	4,356	34,963	-	-	773,276	-	1,181,979

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,476)	(25,463)	(36,529)	(21,835)	(36,399)	(134,760)	(2,198,238)	(5,450,494)	$(239,347)	(1,307,997)

See accompanying notes to financial statements.

18

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBV2		AVCA2		AVCDI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$9,138,371	13,702,280	(74,980)	(141,530)	(28,686)	(41,507)	(1,765)	(2,896)
Realized gain (loss) on investments	61,389	76,684,704	108,720	1,123,610	67,105	246,856	11,266	26,265
Change in unrealized gain (loss) on investments	(517,576,150)	(38,420,654)	(6,968,954)	(1,604,275)	(1,186,122)	106,874	(122,643)	(20,807)
Reinvested capital gains	62,229,595	78,954,252	1,447,219	725,911	-	-	19,832	20,258

Net increase (decrease) in contract owners’ equity resulting from operations	(446,146,795)	130,920,582	(5,487,995)	103,716	(1,147,703)	312,223	(93,310)	22,820

Equity transactions:
Purchase payments received from contract owners (note 3)	38,164,764	41,477,773	146,674	284,833	26,920	77,785	4,768	6,078
Transfers between funds	-	-	(787,885)	(1,056,265)	(130,660)	(116,480)	(10,986)	(25,295)
Redemptions (note 3)	(314,588,038)	(335,326,787)	(1,761,568)	(2,053,565)	(350,576)	(418,250)	(25,779)	(21,474)
Annuity benefits	(182,547)	(167,097)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(59,146)	(68,722)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,223,961)	(1,958,056)	(14,775)	(18,233)	(2,501)	(5,566)	(9)	(500)
Adjustments to maintain reserves	314,494	(61,077)	(261)	(28)	(146)	(167)	(10)	(21)

Net equity transactions	(277,574,434)	(296,103,966)	(2,417,815)	(2,843,258)	(456,963)	(462,678)	(32,016)	(41,212)

Net change in contract owners’ equity	(723,721,229)	(165,183,384)	(7,905,810)	(2,739,542)	(1,604,666)	(150,455)	(125,326)	(18,392)
Contract owners’ equity beginning of period	1,498,536,209	1,663,719,593	12,325,218	15,064,760	2,909,473	3,059,928	223,985	242,377

Contract owners’ equity end of period	$774,814,980	1,498,536,209	4,419,408	12,325,218	1,304,807	2,909,473	98,659	223,985

CHANGES IN UNITS:
Beginning units	97,687,602	116,091,828	938,809	1,147,537	230,439	267,318	13,747	16,306
Units purchased	20,285,429	20,457,178	48,166	60,189	21,312	21,268	820	1,102
Units redeemed	(41,486,674)	(38,861,404)	(278,266)	(268,917)	(69,261)	(58,147)	(3,005)	(3,661)

Ending units	76,510,891	97,687,602	708,705	938,809	182,489	230,439	11,561	13,747

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVCD2		AVGI		AVCE2		AVIE2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(5,423)	(9,497)	5,570	282	6,887	(13,362)	(8,121)	(13,944)
Realized gain (loss) on investments	(63,567)	47,538	(5,988)	10,672	(4,853)	154,264	156,855	307,566
Change in unrealized gain (loss) on investments	(226,330)	(60,222)	(192,571)	30,426	(539,916)	26,628	(656,021)	(78,534)
Reinvested capital gains	44,249	61,503	-	-	-	-	11,696	-

Net increase (decrease) in contract owners’ equity resulting from operations	(251,071)	39,322	(192,989)	41,380	(537,882)	167,530	(495,591)	215,088

Equity transactions:
Purchase payments received from contract owners (note 3)	(197)	91,981	6,269	7,774	11,601	55,041	-	7
Transfers between funds	(204,411)	224,709	(14,167)	393	64,836	(719,964)	(95,951)	(40,180)
Redemptions (note 3)	(62,895)	(107,050)	(20,587)	(48,542)	(382,175)	(525,668)	(226,359)	(509,327)
Annuity benefits	-	-	-	-	(583)	(657)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36)	(117)	(6)	(494)	(2,601)	(2,329)	(994)	(4,682)
Adjustments to maintain reserves	(23)	(47)	6	(46)	1,708	729	(75)	26

Net equity transactions	(267,562)	209,476	(28,485)	(40,915)	(307,214)	(1,192,848)	(323,379)	(554,156)

Net change in contract owners’ equity	(518,633)	248,798	(221,474)	465	(845,096)	(1,025,318)	(818,970)	(339,068)
Contract owners’ equity beginning of period	736,261	487,463	624,683	624,218	1,928,865	2,954,183	1,435,476	1,774,544

Contract owners’ equity end of period	$217,628	736,261	403,209	624,683	1,083,769	1,928,865	616,506	1,435,476

CHANGES IN UNITS:
Beginning units	44,378	32,190	53,441	57,148	167,172	272,774	65,393	91,233
Units purchased	7,549	46,581	2,822	3,817	25,019	9,868	-	675
Units redeemed	(25,755)	(34,393)	(6,418)	(7,524)	(55,663)	(115,470)	(17,523)	(26,515)

Ending units	26,173	44,378	49,846	53,441	136,524	167,172	47,870	65,393

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVMCCI		ALVGIB		ALVIVB		ALVPGB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,390	(7,646)	25,378	(13,279)	(13,665)	(16,939)	(28,279)	(36,638)
Realized gain (loss) on investments	17,856	41,658	(108,937)	630,271	309,424	948,910	105,915	187,223
Change in unrealized gain (loss) on investments	(335,441)	24,765	(4,096,311)	(745,848)	(3,113,402)	(862,673)	(1,116,634)	162,669
Reinvested capital gains	81,700	11,952	1,099,882	468,336	253,224	227,701	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(232,495)	70,729	(3,079,988)	339,480	(2,564,419)	296,999	(1,038,998)	313,254

Equity transactions:
Purchase payments received from contract owners (note 3)	9,149	9,104	71,825	84,332	-	1,055	9,622	91,922
Transfers between funds	(31,540)	(81,655)	(632,594)	(504,647)	(447,594)	(343,430)	(92,255)	(69,449)
Redemptions (note 3)	(40,735)	(43,589)	(1,202,996)	(1,417,968)	(567,007)	(1,392,268)	(316,525)	(307,067)
Annuity benefits	-	-	(530)	(667)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(47)	(517)	(8,122)	(9,569)	(3,620)	(13,060)	(3,871)	(4,418)
Adjustments to maintain reserves	(2,140)	1	1,830	494	(66)	37	(83)	(46)

Net equity transactions	(65,313)	(116,656)	(1,770,587)	(1,848,025)	(1,018,287)	(1,747,666)	(403,112)	(289,058)

Net change in contract owners’ equity	(297,808)	(45,927)	(4,850,575)	(1,508,545)	(3,582,706)	(1,450,667)	(1,442,110)	24,196
Contract owners’ equity beginning of period	825,585	871,512	8,572,624	10,081,169	5,422,580	6,873,247	2,827,412	2,803,216

Contract owners’ equity end of period	$527,777	825,585	3,722,049	8,572,624	1,839,874	5,422,580	1,385,302	2,827,412

CHANGES IN UNITS:
Beginning units	53,323	61,022	604,644	735,403	205,466	271,312	235,240	261,485
Units purchased	4,574	1,022	34,852	35,299	149	1,527	12,812	30,736
Units redeemed	(9,493)	(8,721)	(191,055)	(166,058)	(54,317)	(67,373)	(53,995)	(56,981)

Ending units	48,207	53,323	448,444	604,644	151,300	205,466	194,058	235,240

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVSVB		DVSCS		DSIF		DSIFS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(70,216)	(73,847)	(2,434)	(8,550)	18,057	13,559	13,566	6,836
Realized gain (loss) on investments	183,936	1,405,268	4,002	81,608	11,940	178,632	50,250	335,014
Change in unrealized gain (loss) on investments	(4,437,242)	(2,002,880)	(443,373)	(133,712)	(935,472)	(90,211)	(1,644,499)	(156,176)
Reinvested capital gains	902,550	858,343	129,958	48,666	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,420,972)	186,884	(311,847)	(11,988)	(905,475)	101,980	(1,580,683)	185,674

Equity transactions:
Purchase payments received from contract owners (note 3)	92,078	187,965	23,748	2,722	63,155	66,179	55,821	101,847
Transfers between funds	(785,358)	(920,342)	(8,142)	(135,183)	(86,337)	(68,930)	(205,447)	(123,282)
Redemptions (note 3)	(1,380,083)	(1,873,339)	(79,950)	(50,624)	(121,854)	(106,122)	(797,691)	(688,185)
Annuity benefits	(606)	(739)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,444)	(17,010)	(572)	(1,295)	(515)	(1,167)	(5,558)	(5,229)
Adjustments to maintain reserves	2,358	(1,038)	12	(59)	(63)	37	(301)	32

Net equity transactions	(2,083,055)	(2,624,503)	(64,904)	(184,439)	(145,614)	(110,003)	(953,176)	(714,817)

Net change in contract owners’ equity	(5,504,027)	(2,437,619)	(376,751)	(196,427)	(1,051,089)	(8,023)	(2,533,859)	(529,143)
Contract owners’ equity beginning of period	10,753,339	13,190,958	1,014,236	1,210,663	2,450,522	2,458,545	4,773,801	5,302,944

Contract owners’ equity end of period	$5,249,312	10,753,339	637,485	1,014,236	1,399,433	2,450,522	2,239,942	4,773,801

CHANGES IN UNITS:
Beginning units	610,638	750,612	64,660	75,679	178,617	185,956	296,978	341,893
Units purchased	47,887	61,790	4,360	1,130	37,263	31,446	41,471	53,262
Units redeemed	(189,047)	(201,764)	(9,471)	(12,149)	(50,643)	(38,785)	(113,412)	(98,177)

Ending units	469,478	610,638	59,553	64,660	165,235	178,617	225,035	296,978

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FALFS		FCA2S		FHIBS		FVIE2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,512	(126)	(24,401)	(19,928)	733,129	756,014	(819)	(2,144)
Realized gain (loss) on investments	(244,984)	66,589	188,232	153,842	(585,457)	(121,655)	(5,570)	5,986
Change in unrealized gain (loss) on investments	(880,797)	(606,003)	(859,925)	76,599	(2,596,193)	(389,443)	(105,573)	14,647
Reinvested capital gains	473,045	278,351	43,002	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(648,224)	(261,189)	(653,092)	210,513	(2,448,521)	244,916	(111,962)	18,489

Equity transactions:
Purchase payments received from contract owners (note 3)	33,898	65,722	18,404	78,039	68,680	691,789	-	-
Transfers between funds	(89,110)	(145,875)	(213,160)	(65,093)	(1,030,584)	(1,066,559)	-	(9,988)
Redemptions (note 3)	(260,885)	(320,855)	(426,032)	(278,721)	(1,458,505)	(1,675,675)	(33,681)	(1,973)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,268)	(4,481)	(3,724)	(3,583)	(7,107)	(24,604)	-	(25)
Adjustments to maintain reserves	(2,858)	(112)	(91)	(61)	(221)	24	(27)	(6)

Net equity transactions	(320,223)	(405,601)	(624,603)	(269,419)	(2,427,737)	(2,075,025)	(33,708)	(11,992)

Net change in contract owners’ equity	(968,447)	(666,790)	(1,277,695)	(58,906)	(4,876,258)	(1,830,109)	(145,670)	6,497
Contract owners’ equity beginning of period	2,064,880	2,731,670	2,518,355	2,577,261	10,679,523	12,509,632	234,292	227,795

Contract owners’ equity end of period	$1,096,433	2,064,880	1,240,660	2,518,355	5,803,265	10,679,523	88,622	234,292

CHANGES IN UNITS:
Beginning units	177,540	209,203	192,620	213,327	733,907	875,905	14,935	15,736
Units purchased	18,204	15,731	22,428	17,710	85,883	217,013	-	-
Units redeemed	(51,451)	(47,394)	(78,853)	(38,417)	(273,385)	(359,011)	(4,419)	(801)

Ending units	144,291	177,540	136,194	192,620	546,407	733,907	10,516	14,935

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FVGS2		FQB		FQBS		FEIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(8,455)	(9,933)	128,936	114,964	409,630	457,111	158,581	60,423
Realized gain (loss) on investments	(21,613)	116,699	(89,798)	(28,490)	(430,136)	(298,053)	(320,367)	1,888,459
Change in unrealized gain (loss) on investments	(570,383)	21,660	(301,791)	43,031	(936,009)	318,107	(9,835,088)	(3,811,017)
Reinvested capital gains	209,426	-	-	-	-	-	21,354	2,227,382

Net increase (decrease) in contract owners’ equity resulting from operations	(391,025)	128,426	(262,653)	129,505	(956,515)	477,165	(9,975,520)	365,247

Equity transactions:
Purchase payments received from contract owners (note 3)	5,565	22,137	106,887	112,290	328,305	438,523	206,905	364,702
Transfers between funds	36,624	(22,996)	21,303	209,149	(385,721)	(1,457,906)	(1,260,716)	(122,231)
Redemptions (note 3)	(66,893)	(102,003)	(543,756)	(349,470)	(2,574,663)	(1,871,947)	(4,038,154)	(7,917,074)
Annuity benefits	(3,150)	(2,766)	-	-	(508)	(522)	(157)	(200)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(3,981)	(5,101)
Contingent deferred sales charges (note 2)	(15)	(180)	(7,793)	(4,991)	(15,830)	(27,572)	(870)	(2,043)
Adjustments to maintain reserves	1,176	119	(748)	(55)	288	195	(142)	(65)

Net equity transactions	(26,693)	(105,689)	(424,107)	(33,077)	(2,648,129)	(2,919,229)	(5,097,115)	(7,682,012)

Net change in contract owners’ equity	(417,718)	22,737	(686,760)	96,428	(3,604,644)	(2,442,064)	(15,072,635)	(7,316,765)
Contract owners’ equity beginning of period	866,219	843,482	3,362,257	3,265,829	12,116,156	14,558,220	26,438,411	33,755,176

Contract owners’ equity end of period	$448,501	866,219	2,675,497	3,362,257	8,511,512	12,116,156	11,365,776	26,438,411

CHANGES IN UNITS:
Beginning units	47,645	55,039	276,522	279,545	1,014,677	1,265,396	1,310,249	1,675,332
Units purchased	7,506	7,127	38,284	41,683	195,563	232,814	46,046	110,143
Units redeemed	(10,845)	(14,521)	(74,898)	(44,706)	(429,530)	(483,533)	(358,971)	(475,226)

Ending units	44,308	47,645	239,911	276,522	780,704	1,014,677	997,322	1,310,249

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIS		FEI2		FGP		FGS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$181,265	124,324	200,454	103,933	(112,794)	(131,798)	(57,329)	(82,539)
Realized gain (loss) on investments	(54,887)	1,368,908	(263,426)	3,150,798	(670,605)	(632,958)	(507,141)	(2,578,286)
Change in unrealized gain (loss) on investments	(8,290,638)	(2,950,580)	(16,211,199)	(6,793,884)	(9,427,095)	6,115,382	(9,611,582)	8,246,780
Reinvested capital gains	17,416	1,837,971	36,249	3,841,195	-	19,488	-	19,747

Net increase (decrease) in contract owners’ equity resulting from operations	(8,146,844)	380,623	(16,237,922)	302,042	(10,210,494)	5,370,114	(10,176,052)	5,605,702

Equity transactions:
Purchase payments received from contract owners (note 3)	133,297	195,932	515,836	1,149,912	216,778	186,711	80,753	173,088
Transfers between funds	(1,148,540)	(1,646,925)	(2,995,223)	(1,817,107)	(742,038)	(347,891)	(886,331)	(717,410)
Redemptions (note 3)	(2,904,138)	(7,122,622)	(8,479,188)	(7,474,301)	(2,928,455)	(6,082,767)	(2,891,240)	(7,987,135)
Annuity benefits	(1,103)	(1,407)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(4,412)	(5,216)	-	-
Contingent deferred sales charges (note 2)	(2,313)	(3,743)	(38,634)	(70,203)	(1,001)	(3,584)	(621)	(2,747)
Adjustments to maintain reserves	4,930	745	(275)	2,115	(40)	(242)	34,437	(119)

Net equity transactions	(3,917,867)	(8,578,020)	(10,997,484)	(8,209,584)	(3,459,168)	(6,252,989)	(3,663,002)	(8,534,323)

Net change in contract owners’ equity	(12,064,711)	(8,197,397)	(27,235,406)	(7,907,542)	(13,669,662)	(882,875)	(13,839,054)	(2,928,621)
Contract owners’ equity beginning of period	21,667,602	29,864,999	44,920,124	52,827,666	23,620,044	24,502,919	23,999,276	26,927,897

Contract owners’ equity end of period	$9,602,891	21,667,602	17,684,718	44,920,124	9,950,382	23,620,044	10,160,222	23,999,276

CHANGES IN UNITS:
Beginning units	1,342,707	1,848,034	3,198,721	3,777,054	1,220,889	1,587,272	1,451,639	2,071,785
Units purchased	35,447	58,417	458,313	365,687	59,016	100,354	23,063	115,110
Units redeemed	(326,436)	(563,744)	(1,455,877)	(944,020)	(292,305)	(466,737)	(300,626)	(735,256)

Ending units	1,051,714	1,342,707	2,201,159	3,198,721	987,600	1,220,889	1,178,043	1,451,639

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FG2		FHIP		FHIPR		FHIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(130,700)	(226,913)	859,556	1,116,663	103,590	138,951	439,889	587,511
Realized gain (loss) on investments	2,602,143	3,724,679	(679,578)	(274,536)	(176,852)	4,850	(367,698)	374,038
Change in unrealized gain (loss) on investments	(12,717,830)	2,600,783	(3,764,371)	(487,666)	(231,627)	(142,800)	(1,783,605)	(753,681)
Reinvested capital gains	-	17,445	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,246,387)	6,115,994	(3,584,393)	354,461	(304,889)	1,001	(1,711,414)	207,868

Equity transactions:
Purchase payments received from contract owners (note 3)	399,052	292,273	27,574	46,299	59,598	22,033	-	46,432
Transfers between funds	(1,762,493)	(115,034)	(528,533)	(2,798,640)	(322,809)	2,006,121	(574,654)	(798,239)
Redemptions (note 3)	(6,691,907)	(5,641,173)	(3,268,341)	(4,307,404)	(179,137)	(230,930)	(1,492,393)	(3,104,154)
Annuity benefits	-	-	(1,407)	(1,821)	-	-	(1,114)	(1,220)
Contract maintenance charges (note 2)	-	-	(2,958)	(3,187)	-	-	-	-
Contingent deferred sales charges (note 2)	(18,044)	(45,345)	(788)	(738)	-	-	(274)	(1,130)
Adjustments to maintain reserves	24,645	(16,339)	12,476	418	1	97	2,945	628

Net equity transactions	(8,048,747)	(5,525,618)	(3,761,977)	(7,065,073)	(442,347)	1,797,321	(2,065,490)	(3,857,683)

Net change in contract owners’ equity	(18,295,134)	590,376	(7,346,370)	(6,710,612)	(747,236)	1,798,322	(3,776,904)	(3,649,815)
Contract owners’ equity beginning of period	27,521,681	26,931,305	16,567,324	23,277,936	1,798,322	-	8,269,613	11,919,428

Contract owners’ equity end of period	$9,226,547	27,521,681	9,220,954	16,567,324	1,051,086	1,798,322	4,492,709	8,269,613

CHANGES IN UNITS:
Beginning units	2,980,613	3,550,271	1,346,504	1,918,167	183,544	-	788,760	1,155,293
Units purchased	609,282	1,086,011	7,867	133,156	140,325	328,073	-	37,827
Units redeemed	(1,635,762)	(1,655,669)	(341,335)	(704,819)	(179,025)	(144,529)	(211,282)	(404,360)

Ending units	1,957,567	2,980,613	1,013,037	1,346,504	144,845	183,544	577,479	788,760

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHI2		FHI2R		FHISR		FMMP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$497,736	881,456	139,947	175,452	41,380	42,537	409,855	978,006
Realized gain (loss) on investments	(939,740)	28,315	(149,436)	(7,482)	(46,755)	(3,692)	-	-
Change in unrealized gain (loss) on investments	(1,850,739)	(628,819)	(516,703)	(186,797)	(130,803)	(43,362)	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,292,743)	280,952	(526,192)	(18,827)	(136,178)	(4,517)	409,855	978,006

Equity transactions:
Purchase payments received from contract owners (note 3)	(410)	280,947	121,591	142,867	40,824	11,414	856,107	873,682
Transfers between funds	(1,493,616)	(3,568,914)	14,860	2,343,913	59,345	576,700	11,947,506	10,483,436
Redemptions (note 3)	(4,015,089)	(2,939,571)	(378,172)	(212,718)	(134,771)	(34,615)	(11,921,667)	(20,460,879)
Annuity benefits	-	-	-	-	-	-	(108,535)	(109,278)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,979)	(2,127)
Contingent deferred sales charges (note 2)	(14,736)	(33,545)	(1,676)	(1,281)	(45)	-	(6,879)	(15,834)
Adjustments to maintain reserves	(184)	448	(86)	287	(37)	38	2,126	(4,559)

Net equity transactions	(5,524,035)	(6,260,635)	(243,483)	2,273,068	(34,684)	553,537	766,679	(9,235,559)

Net change in contract owners’ equity	(7,816,778)	(5,979,683)	(769,675)	2,254,241	(170,862)	549,020	1,176,534	(8,257,553)
Contract owners’ equity beginning of period	13,218,372	19,198,055	2,254,241	-	549,020	-	22,377,168	30,634,721

Contract owners’ equity end of period	$5,401,594	13,218,372	1,484,566	2,254,241	378,158	549,020	23,553,702	22,377,168

CHANGES IN UNITS:
Beginning units	1,259,532	1,867,791	229,788	-	55,900	-	1,692,808	2,404,784
Units purchased	187,217	199,570	94,258	302,404	27,784	77,733	1,389,483	1,718,312
Units redeemed	(763,027)	(807,829)	(119,189)	(72,616)	(31,859)	(21,833)	(1,326,392)	(2,430,288)

Ending units	683,721	1,259,532	204,856	229,788	51,824	55,900	1,755,894	1,692,808

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FOP		FOS		FO2		FO2R

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$184,603	518,898	69,651	197,971	39,624	139,888	47,252	146,710
Realized gain (loss) on investments	522,240	2,297,896	548,393	1,643,049	534,469	1,143,062	(463,583)	685,339
Change in unrealized gain (loss) on investments	(13,623,480)	(688,223)	(4,522,332)	(1,115,079)	(4,137,726)	(610,903)	(4,198,578)	(277,699)
Reinvested capital gains	2,451,531	1,940,983	777,685	703,656	712,942	614,194	905,062	473,783

Net increase (decrease) in contract owners’ equity resulting from operations	(10,465,106)	4,069,554	(3,126,603)	1,429,597	(2,850,691)	1,286,241	(3,709,847)	1,028,133

Equity transactions:
Purchase payments received from contract owners (note 3)	169,350	288,131	-	-	-	-	616,784	553,956
Transfers between funds	(1,313,843)	(57,314)	(935,894)	(303,273)	(492,436)	(515,022)	(671,107)	2,887,646
Redemptions (note 3)	(3,364,810)	(6,455,088)	(907,153)	(3,327,404)	(1,817,026)	(1,854,402)	(1,776,836)	(1,533,644)
Annuity benefits	(1,084)	(1,283)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,840)	(4,486)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,513)	(1,393)	-	(2,430)	(3,511)	(9,908)	(7,618)	(13,161)
Adjustments to maintain reserves	(2,328)	56	54,583	(280)	23,475	(14,085)	(79)	188

Net equity transactions	(4,519,068)	(6,231,377)	(1,788,464)	(3,633,387)	(2,289,498)	(2,393,417)	(1,838,856)	1,894,985

Net change in contract owners’ equity	(14,984,174)	(2,161,823)	(4,915,067)	(2,203,790)	(5,140,189)	(1,107,176)	(5,548,703)	2,923,118
Contract owners’ equity beginning of period	26,419,490	28,581,313	8,348,164	10,551,954	7,889,062	8,996,238	9,315,988	6,392,870

Contract owners’ equity end of period	$11,435,316	26,419,490	3,433,097	8,348,164	2,748,873	7,889,062	3,767,285	9,315,988

CHANGES IN UNITS:
Beginning units	1,197,734	1,500,483	448,229	661,770	587,205	747,944	473,983	366,651
Units purchased	49,579	133,641	-	43,505	55,678	154,978	158,949	307,823
Units redeemed	(311,245)	(436,390)	(121,472)	(257,046)	(269,005)	(315,717)	(280,162)	(200,491)

Ending units	936,068	1,197,734	332,003	448,229	376,092	587,205	352,777	473,983

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FOSR		FVS		FV2		FAMGP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,684	29,510	(1,061)	(2,895)	(6,299)	(13,570)	7,242	86,153
Realized gain (loss) on investments	31,892	133,514	(16,968)	24,804	71,275	218,612	121,283	133,305
Change in unrealized gain (loss) on investments	(750,652)	(56,027)	(218,683)	(69,153)	(538,877)	(316,669)	(1,104,795)	273,189
Reinvested capital gains	134,186	92,273	14,321	55,360	32,936	130,508	1,815	-

Net increase (decrease) in contract owners’ equity resulting from operations	(570,890)	199,270	(222,391)	8,116	(440,965)	18,881	(974,455)	492,647

Equity transactions:
Purchase payments received from contract owners (note 3)	33,628	31,872	-	-	2,100	9,429	31,772	25,913
Transfers between funds	25,555	203,267	(7,715)	(217)	(26,590)	6,117	146,135	(105,945)
Redemptions (note 3)	(272,668)	(325,031)	(62,291)	(75,932)	(317,842)	(280,978)	(519,804)	(861,879)
Annuity benefits	(566)	(667)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(641)	(665)
Contingent deferred sales charges (note 2)	(82)	(147)	-	-	(951)	(2,764)	(1,222)	(305)
Adjustments to maintain reserves	2,746	324	(39)	4	(57)	46	(28)	(70)

Net equity transactions	(211,387)	(90,382)	(70,045)	(76,145)	(343,340)	(268,150)	(343,788)	(942,951)

Net change in contract owners’ equity	(782,277)	108,888	(292,436)	(68,029)	(784,305)	(249,269)	(1,318,243)	(450,304)
Contract owners’ equity beginning of period	1,426,278	1,317,390	507,940	575,969	1,178,106	1,427,375	2,833,817	3,284,121

Contract owners’ equity end of period	$644,001	1,426,278	215,504	507,940	393,801	1,178,106	1,515,574	2,833,817

CHANGES IN UNITS:
Beginning units	79,453	84,632	36,865	42,221	87,802	107,559	171,354	234,079
Units purchased	10,116	22,317	553	1,632	15,668	53,017	21,409	6,792
Units redeemed	(25,108)	(27,496)	(7,882)	(6,988)	(48,110)	(72,774)	(48,077)	(69,517)

Ending units	64,461	79,453	29,534	36,865	55,361	87,802	144,687	171,354

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAMGS		FAMG2		FAMP		FAMS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$14,453	82,593	1,510	46,501	35,426	211,315	34,858	173,737
Realized gain (loss) on investments	6,039	(8,730)	137,525	86,526	71,430	184,506	(48,831)	75,140
Change in unrealized gain (loss) on investments	(857,475)	350,592	(577,679)	171,098	(1,694,144)	58,968	(1,186,816)	124,011
Reinvested capital gains	1,624	-	1,075	-	398,257	127,362	305,748	106,535

Net increase (decrease) in contract owners’ equity resulting from operations	(835,359)	424,455	(437,569)	304,125	(1,189,031)	582,151	(895,041)	479,423

Equity transactions:
Purchase payments received from contract owners (note 3)	3,954	11,935	26,397	7,904	36,998	27,621	52,813	165
Transfers between funds	(15,756)	(56,959)	13,272	(255,893)	84,572	(1,883)	(14,047)	(28,463)
Redemptions (note 3)	(381,902)	(576,339)	(676,197)	(418,241)	(944,214)	(692,499)	(700,582)	(1,149,761)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(729)	(768)	-	-
Contingent deferred sales charges (note 2)	-	(343)	(291)	(885)	(123)	(123)	-	(521)
Adjustments to maintain reserves	(16)	(45)	9,499	(2,161)	(35)	(63)	(55)	(73)

Net equity transactions	(393,720)	(621,751)	(627,320)	(669,276)	(823,531)	(667,715)	(661,871)	(1,178,653)

Net change in contract owners’ equity	(1,229,079)	(197,296)	(1,064,889)	(365,151)	(2,012,562)	(85,564)	(1,556,912)	(699,230)
Contract owners’ equity beginning of period	2,604,413	2,801,709	1,682,140	2,047,291	4,531,540	4,617,104	3,429,218	4,128,448

Contract owners’ equity end of period	$1,375,334	2,604,413	617,251	1,682,140	2,518,978	4,531,540	1,872,306	3,429,218

CHANGES IN UNITS:
Beginning units	187,562	237,859	155,616	218,687	260,245	302,401	227,600	313,691
Units purchased	1,828	3,698	46,643	74,149	16,063	9,215	5,851	11,419
Units redeemed	(33,372)	(53,995)	(112,810)	(137,220)	(70,406)	(51,371)	(57,197)	(97,510)

Ending units	156,018	187,562	90,695	155,616	205,903	260,245	176,253	227,600

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAM2		FCP		FCS		FC2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$16,176	136,588	(166,954)	(277,581)	(47,384)	(96,830)	(268,056)	(368,163)
Realized gain (loss) on investments	(1,108)	106,430	(963,367)	3,626,970	(123,991)	3,291,518	1,087,693	5,259,341
Change in unrealized gain (loss) on investments	(902,995)	71,518	(18,361,449)	(7,489,891)	(13,592,214)	(5,974,120)	(24,137,693)	(10,780,714)
Reinvested capital gains	258,131	92,914	1,076,104	11,622,607	763,459	8,411,302	1,367,891	14,781,163

Net increase (decrease) in contract owners’ equity resulting from operations	(629,796)	407,450	(18,415,666)	7,482,105	(13,000,130)	5,631,870	(21,950,165)	8,891,627

Equity transactions:
Purchase payments received from contract owners (note 3)	15,654	34,473	270,523	400,667	115,258	285,204	825,796	1,653,941
Transfers between funds	(299,054)	(98,706)	(1,072,691)	(3,318,468)	(1,420,313)	(503,368)	(3,629,111)	(1,215,263)
Redemptions (note 3)	(773,038)	(924,156)	(7,127,593)	(11,542,458)	(4,759,740)	(12,333,933)	(11,837,870)	(8,890,802)
Annuity benefits	-	-	(141)	(165)	(3,020)	(2,659)	-	-
Contract maintenance charges (note 2)	-	-	(8,360)	(9,392)	-	-	-	-
Contingent deferred sales charges (note 2)	(566)	(2,564)	(2,939)	(5,616)	(3,165)	(10,809)	(60,052)	(106,224)
Adjustments to maintain reserves	(81)	32	(45)	(182)	(99)	22	(399)	1,441

Net equity transactions	(1,057,085)	(990,921)	(7,941,246)	(14,475,614)	(6,071,079)	(12,565,543)	(14,701,636)	(8,556,907)

Net change in contract owners’ equity	(1,686,881)	(583,471)	(26,356,912)	(6,993,509)	(19,071,209)	(6,933,673)	(36,651,801)	334,720
Contract owners’ equity beginning of period	2,948,057	3,531,528	47,801,135	54,794,644	34,297,471	41,231,144	60,288,317	59,953,597

Contract owners’ equity end of period	$1,261,176	2,948,057	21,444,223	47,801,135	15,226,262	34,297,471	23,636,516	60,288,317

CHANGES IN UNITS:
Beginning units	241,655	328,594	1,721,497	2,291,778	1,484,578	2,072,706	3,860,697	4,412,906
Units purchased	62,926	51,040	77,211	71,753	41,875	134,635	560,979	732,851
Units redeemed	(156,698)	(137,979)	(435,957)	(642,034)	(361,164)	(722,763)	(1,736,745)	(1,285,060)

Ending units	147,880	241,655	1,362,752	1,721,497	1,165,290	1,484,578	2,684,930	3,860,697

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FIP		FIGBP		FAGRS		FAGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$272,213	1,336,315	921,280	1,248,281	(621)	(693)	(30,369)	(42,994)
Realized gain (loss) on investments	2,347,555	4,647,693	(828,138)	(1,139,764)	(4,088)	9,497	(69,625)	164,211
Change in unrealized gain (loss) on investments	(19,040,218)	(3,326,398)	(1,312,197)	958,049	(37,096)	(6,904)	(1,353,792)	13,607
Reinvested capital gains	431,849	-	24,419	-	134	7,104	4,906	298,482

Net increase (decrease) in contract owners’ equity resulting from operations	(15,988,601)	2,657,610	(1,194,636)	1,066,566	(41,671)	9,004	(1,448,880)	433,306

Equity transactions:
Purchase payments received from contract owners (note 3)	264,348	498,208	92,144	133,389	-	-	32,914	43,814
Transfers between funds	(1,653,387)	(3,042,719)	(264,820)	8,901	6,653	35,900	(201,282)	75,407
Redemptions (note 3)	(9,102,913)	(14,560,338)	(7,794,219)	(11,416,528)	(5,799)	(34,207)	(374,720)	(251,331)
Annuity benefits	(1,668)	(2,003)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,477)	(4,320)	(1,806)	(1,933)	-	-	-	-
Contingent deferred sales charges (note 2)	(4,273)	(29,890)	(5,990)	(30,985)	-	-	(2,299)	(3,088)
Adjustments to maintain reserves	13,481	(125)	(1,920)	(594)	5	-	(186)	(90)

Net equity transactions	(10,487,889)	(17,141,187)	(7,976,611)	(11,307,750)	859	1,693	(545,573)	(135,288)

Net change in contract owners’ equity	(26,476,490)	(14,483,577)	(9,171,247)	(10,241,184)	(40,812)	10,697	(1,994,453)	298,018
Contract owners’ equity beginning of period	49,564,077	64,047,654	31,973,303	42,214,487	82,132	71,435	3,267,759	2,969,741

Contract owners’ equity end of period	$23,087,587	49,564,077	22,802,056	31,973,303	41,320	82,132	1,273,306	3,267,759

CHANGES IN UNITS:
Beginning units	3,062,942	4,123,755	2,002,429	2,736,447	6,498	6,594	271,076	285,349
Units purchased	246,332	350,744	343,710	304,405	2,575	5,623	104,019	53,903
Units redeemed	(1,007,264)	(1,411,557)	(858,647)	(1,038,423)	(2,618)	(5,719)	(166,695)	(68,176)

Ending units	2,303,589	3,062,942	1,487,483	2,002,429	6,455	6,498	208,391	271,076

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FBP		FBS		FB2		FDCAS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$40,128	600,776	28,072	197,116	(3,716)	132,090	(1,324)	(4,791)
Realized gain (loss) on investments	(898,217)	233,391	28,581	514,355	(17,239)	269,987	(17,891)	125,226
Change in unrealized gain (loss) on investments	(9,224,067)	255,661	(2,767,403)	(356,688)	(1,904,603)	(145,366)	(138,890)	(132,081)
Reinvested capital gains	885,560	1,276,761	256,962	400,353	202,416	316,259	2,169	52,598

Net increase (decrease) in contract owners’ equity resulting from operations	(9,196,596)	2,366,589	(2,453,788)	755,136	(1,723,142)	572,970	(155,936)	40,952

Equity transactions:
Purchase payments received from contract owners (note 3)	105,806	279,184	40,498	54,593	39,576	47,091	-	-
Transfers between funds	(901,194)	(231,272)	(527,612)	35,902	(240,246)	(41,893)	(31,956)	(55,944)
Redemptions (note 3)	(4,543,099)	(6,080,522)	(1,618,320)	(2,996,973)	(2,793,905)	(1,582,056)	(35,261)	(245,531)
Annuity benefits	(10,981)	(12,438)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,629)	(4,986)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(512)	(553)	-	(507)	(1,304)	(11,044)	-	(67)
Adjustments to maintain reserves	11,603	(359)	20	(74)	(67)	177	(14)	(41)

Net equity transactions	(5,343,006)	(6,050,946)	(2,105,414)	(2,907,059)	(2,995,946)	(1,587,725)	(67,231)	(301,583)

Net change in contract owners’ equity	(14,539,602)	(3,684,357)	(4,559,202)	(2,151,923)	(4,719,088)	(1,014,755)	(223,167)	(260,631)
Contract owners’ equity beginning of period	29,562,993	33,247,350	8,617,838	10,769,761	6,922,053	7,936,808	419,802	680,433

Contract owners’ equity end of period	$15,023,391	29,562,993	4,058,636	8,617,838	2,202,965	6,922,053	196,635	419,802

CHANGES IN UNITS:
Beginning units	1,370,830	1,656,632	583,860	790,203	566,382	703,602	41,546	71,423
Units purchased	16,730	37,545	9,572	29,734	190,174	115,486	729	21,022
Units redeemed	(318,648)	(323,347)	(172,453)	(236,077)	(486,201)	(252,706)	(8,877)	(50,899)

Ending units	1,068,913	1,370,830	420,979	583,860	270,359	566,382	33,398	41,546

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FDCA2		FGIP		FGIS		FGI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(21,464)	(51,750)	(27,166)	59,112	3,326	121,119	(42,585)	14,109
Realized gain (loss) on investments	172,783	471,225	(323,140)	417,850	(588,858)	542,756	909,025	918,687
Change in unrealized gain (loss) on investments	(1,401,020)	(656,224)	(5,618,906)	360,228	(6,486,917)	443,153	(6,405,271)	6,663
Reinvested capital gains	20,243	449,687	1,082,477	602,074	1,319,534	820,943	1,150,829	672,887

Net increase (decrease) in contract owners’ equity resulting from operations	(1,229,458)	212,938	(4,886,735)	1,439,264	(5,752,915)	1,927,971	(4,388,002)	1,612,346

Equity transactions:
Purchase payments received from contract owners (note 3)	30,461	23,901	90,336	76,385	83,521	155,812	156,089	340,057
Transfers between funds	(371,288)	(272,507)	(403,007)	(429,623)	(407,571)	(833,941)	(1,108,289)	(170,974)
Redemptions (note 3)	(877,539)	(361,087)	(1,785,009)	(3,433,775)	(2,447,833)	(5,897,900)	(4,551,006)	(3,572,446)
Annuity benefits	-	-	(177)	(207)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,269)	(2,696)	-	-	-	-
Contingent deferred sales charges (note 2)	(3,270)	(3,890)	(1,240)	(2,305)	(399)	(1,849)	(3,314)	(23,408)
Adjustments to maintain reserves	(59)	49	(17)	(184)	(99)	(147)	8,425	873

Net equity transactions	(1,221,695)	(613,534)	(2,101,383)	(3,792,405)	(2,772,381)	(6,578,025)	(5,498,095)	(3,425,898)

Net change in contract owners’ equity	(2,451,153)	(400,596)	(6,988,118)	(2,353,141)	(8,525,296)	(4,650,054)	(9,886,097)	(1,813,552)
Contract owners’ equity beginning of period	3,867,673	4,268,269	12,775,264	15,128,405	15,531,097	20,181,151	14,463,016	16,276,568

Contract owners’ equity end of period	$1,416,520	3,867,673	5,787,146	12,775,264	7,005,801	15,531,097	4,576,919	14,463,016

CHANGES IN UNITS:
Beginning units	399,586	468,828	644,978	844,127	968,589	1,401,790	1,217,465	1,523,749
Units purchased	90,353	125,902	20,947	17,355	19,680	29,920	209,763	279,212
Units redeemed	(239,692)	(195,144)	(157,111)	(216,504)	(230,570)	(463,121)	(764,810)	(585,496)

Ending units	250,249	399,586	508,815	644,978	757,698	968,589	663,688	1,217,465

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FGOP		FGOS		FGO2		FMCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(496,435)	(1,032,755)	(82,380)	(197,399)	(24,870)	(59,139)	(30,712)	(20,023)
Realized gain (loss) on investments	(3,081,551)	(1,432,506)	(675,139)	(617,760)	177,333	477,394	37,484	580,025
Change in unrealized gain (loss) on investments	(32,494,433)	16,735,823	(8,135,016)	4,761,749	(1,994,733)	572,067	(2,345,018)	(367,789)
Reinvested capital gains	-	-	-	-	-	-	617,072	438,000

Net increase (decrease) in contract owners’ equity resulting from operations	(36,072,419)	14,270,562	(8,892,535)	3,946,590	(1,842,270)	990,322	(1,721,174)	630,213

Equity transactions:
Purchase payments received from contract owners (note 3)	556,834	516,108	61,605	72,840	16,412	19,753	136,675	168,620
Transfers between funds	(1,328,516)	(2,397,249)	(537,140)	(600,233)	(162,614)	(163,577)	(181,477)	(370,344)
Redemptions (note 3)	(8,765,861)	(15,975,522)	(2,403,888)	(6,967,548)	(1,211,414)	(1,601,848)	(544,709)	(666,541)
Annuity benefits	(2,016)	(3,302)	-	-	(1,320)	(1,601)	-	-
Contract maintenance charges (note 2)	(16,181)	(19,396)	-	-	-	-	(3,884)	(4,449)
Contingent deferred sales charges (note 2)	(2,444)	(4,856)	-	(2,293)	(383)	(5,893)	(1,296)	(1,956)
Adjustments to maintain reserves	6,228	(1,060)	(9)	(177)	8,942	1,560	(31)	(63)

Net equity transactions	(9,551,956)	(17,885,277)	(2,879,432)	(7,497,411)	(1,350,377)	(1,751,606)	(594,722)	(874,733)

Net change in contract owners’ equity	(45,624,375)	(3,614,715)	(11,771,967)	(3,550,821)	(3,192,647)	(761,284)	(2,315,896)	(244,520)
Contract owners’ equity beginning of period	71,606,983	75,221,698	18,151,098	21,701,919	4,373,748	5,135,032	4,560,666	4,805,186

Contract owners’ equity end of period	$25,982,608	71,606,983	6,379,131	18,151,098	1,181,101	4,373,748	2,244,770	4,560,666

CHANGES IN UNITS:
Beginning units	2,998,614	3,838,147	1,477,714	2,164,644	433,171	633,127	111,290	133,809
Units purchased	52,811	58,976	23,145	52,106	83,358	205,340	7,620	8,409
Units redeemed	(596,538)	(898,509)	(332,882)	(739,036)	(258,534)	(405,296)	(27,262)	(30,928)

Ending units	2,454,884	2,998,614	1,167,975	1,477,714	260,162	433,171	91,649	111,290

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FMC2		FVSS		FVSS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(72,542)	(48,745)	(412,766)	(514,067)	(1,791)	(1,898)	(38,241)	(54,716)
Realized gain (loss) on investments	626,953	2,998,706	4,456,256	6,796,049	(38,797)	27,371	(874,544)	98,779
Change in unrealized gain (loss) on investments	(7,626,296)	(2,281,935)	(30,282,051)	(3,870,592)	(254,508)	(59,821)	(2,855,743)	(495,937)
Reinvested capital gains	1,987,545	1,745,864	7,725,509	5,848,772	77,201	57,523	983,853	788,054

Net increase (decrease) in contract owners’ equity resulting from operations	(5,084,340)	2,413,890	(18,513,052)	8,260,162	(217,895)	23,175	(2,784,675)	336,180

Equity transactions:
Purchase payments received from contract owners (note 3)	19,704	52,163	680,797	929,560	941	21,304	62,786	264,855
Transfers between funds	(1,279,527)	(746,766)	(5,189,467)	(2,415,217)	(26,117)	(60,674)	(436,409)	(661,591)
Redemptions (note 3)	(2,479,144)	(5,441,163)	(12,140,049)	(10,812,119)	(27,378)	(30,147)	(852,279)	(1,427,203)
Annuity benefits	(757)	(865)	(1,866)	(2,140)	-	-	(542)	(715)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(420)	(7,286)	(47,168)	(118,866)	(197)	(525)	(5,238)	(19,725)
Adjustments to maintain reserves	69,448	(844)	30,905	(29,547)	-	(25)	2,936	437

Net equity transactions	(3,670,696)	(6,144,761)	(16,666,848)	(12,448,329)	(52,751)	(70,067)	(1,228,746)	(1,843,942)

Net change in contract owners’ equity	(8,755,036)	(3,730,871)	(35,179,900)	(4,188,167)	(270,646)	(46,892)	(4,013,421)	(1,507,762)
Contract owners’ equity beginning of period	15,510,113	19,240,984	57,848,643	62,036,810	457,510	504,402	6,182,912	7,690,674

Contract owners’ equity end of period	$6,755,077	15,510,113	22,668,743	57,848,643	186,864	457,510	2,169,491	6,182,912

CHANGES IN UNITS:
Beginning units	371,994	528,205	2,141,028	2,499,223	27,247	31,358	392,305	507,691
Units purchased	6,818	46,901	350,538	482,883	233	3,624	57,980	168,816
Units redeemed	(110,841)	(203,112)	(1,029,995)	(841,078)	(4,431)	(7,735)	(164,139)	(284,202)

Ending units	270,595	371,994	1,462,630	2,141,028	23,049	27,247	286,147	392,305

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF		FTVFA2		FTVRDI		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$6,780	6,233	904	-	21,083	42,758	(2,361)	(7,356)
Realized gain (loss) on investments	19,401	22,658	(2,994)	-	7,949	140,280	(37,365)	19,987
Change in unrealized gain (loss) on investments	(297,335)	22,718	(18,077)	-	(749,679)	(329,289)	(125,154)	29,076
Reinvested capital gains	43,014	26,387	1,271	-	17,306	44,218	20,634	4,776

Net increase (decrease) in contract owners’ equity resulting from operations	(228,140)	77,996	(18,896)	-	(703,341)	(102,033)	(144,246)	46,483

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	18,641	-	80,833	55,348	34,039	4,685
Transfers between funds	(38,439)	(35,290)	64,875	-	(384,340)	(181,380)	16,898	(66,682)
Redemptions (note 3)	(15,887)	(10,805)	(1,275)	-	(275,821)	(165,839)	(149,481)	(502,613)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(93)	(253)	-	-	(4,059)	(2,822)	(1,909)	(4,282)
Adjustments to maintain reserves	(46)	-	(4)	-	(37)	10	(46)	(105)

Net equity transactions	(54,465)	(46,348)	82,237	-	(583,424)	(294,683)	(100,499)	(568,997)

Net change in contract owners’ equity	(282,605)	31,648	63,341	-	(1,286,765)	(396,716)	(244,745)	(522,514)
Contract owners’ equity beginning of period	601,501	569,853	-	-	2,807,251	3,203,967	441,415	963,929

Contract owners’ equity end of period	$318,896	601,501	63,341	-	1,520,486	2,807,251	196,670	441,415

CHANGES IN UNITS:
Beginning units	33,635	36,467	-	-	201,567	221,913	25,017	57,222
Units purchased	-	-	10,533	-	13,760	8,562	6,511	1,889
Units redeemed	(3,413)	(2,832)	(926)	-	(64,094)	(28,908)	(13,756)	(34,094)

Ending units	30,221	33,635	9,607	-	151,231	201,567	17,772	25,017

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MIGSC		MMCGSC		MNDSC		MVFSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(37,186)	(61,284)	(58,797)	(88,205)	(28,954)	(50,938)	(15,045)	(54,172)
Realized gain (loss) on investments	124,916	272,573	(83,856)	326,777	(156,212)	628,348	207,950	1,397,537
Change in unrealized gain (loss) on investments	(1,708,166)	225,275	(3,110,596)	45,719	(1,405,831)	(805,103)	(3,456,966)	(894,316)
Reinvested capital gains	168,312	-	616,010	245,678	488,264	309,699	344,217	182,071

Net increase (decrease) in contract owners’ equity resulting from operations	(1,452,124)	436,564	(2,637,239)	529,969	(1,102,733)	82,006	(2,919,844)	631,120

Equity transactions:
Purchase payments received from contract owners (note 3)	48,254	74,414	49,339	51,457	21,113	18,605	224,820	576,240
Transfers between funds	119,792	(123,279)	(210,260)	(464,412)	(218,611)	(444,832)	(287,127)	(1,020,635)
Redemptions (note 3)	(1,004,950)	(641,658)	(812,510)	(819,609)	(353,958)	(924,745)	(2,267,042)	(1,608,148)
Annuity benefits	(1,077)	(1,228)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,196)	(7,905)	(6,437)	(11,299)	(3,194)	(14,610)	(10,292)	(11,715)
Adjustments to maintain reserves	4,109	487	(132)	(337)	(127)	(96)	(145)	164

Net equity transactions	(843,068)	(699,169)	(980,000)	(1,244,200)	(554,777)	(1,365,678)	(2,339,786)	(2,064,094)

Net change in contract owners’ equity	(2,295,192)	(262,605)	(3,617,239)	(714,231)	(1,657,510)	(1,283,672)	(5,259,630)	(1,432,974)
Contract owners’ equity beginning of period	4,428,960	4,691,565	5,826,934	6,541,165	3,095,070	4,378,742	9,996,966	11,429,940

Contract owners’ equity end of period	$2,133,768	4,428,960	2,209,695	5,826,934	1,437,560	3,095,070	4,737,336	9,996,966

CHANGES IN UNITS:
Beginning units	381,774	442,921	546,746	663,155	265,727	380,452	631,815	767,688
Units purchased	51,407	17,088	38,605	21,379	42,057	68,740	112,836	194,344
Units redeemed	(137,106)	(78,235)	(152,025)	(137,788)	(101,393)	(183,465)	(293,967)	(330,217)

Ending units	296,075	381,774	433,328	546,746	206,391	265,727	450,686	631,815

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VFLG2		VFLV2		VFMG2		GVAAA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(15,441)	(20,635)	1,932	(5,378)	27,337	270,733	58,833	53,040
Realized gain (loss) on investments	(23,910)	109,608	(238,124)	178,948	(365,083)	641,022	(179,311)	144,744
Change in unrealized gain (loss) on investments	(970,757)	(69,299)	(1,042,926)	(277,739)	(9,110,216)	(113,136)	(1,953,812)	(54,259)
Reinvested capital gains	-	182,166	-	122,937	1,282,770	933,072	66,014	3,042

Net increase (decrease) in contract owners’ equity resulting from operations	(1,010,108)	201,840	(1,279,118)	18,768	(8,165,192)	1,731,691	(2,008,276)	146,567

Equity transactions:
Purchase payments received from contract owners (note 3)	39,828	61,705	170,916	73,909	813,844	686,398	402,112	1,925,786
Transfers between funds	(74,799)	(188,073)	(468,651)	(91,708)	(1,481,347)	(839,075)	277,102	2,708,839
Redemptions (note 3)	(170,511)	(195,991)	(474,800)	(268,239)	(4,113,815)	(2,661,318)	(1,091,681)	(898,257)
Annuity benefits	-	-	(2,554)	(2,426)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(900)	(6,096)	(923)	(5,096)	(28,881)	(33,413)	(5,659)	(11,198)
Adjustments to maintain reserves	(18)	2	(13)	241	(1,348)	(1,523)	(98)	(38)

Net equity transactions	(206,400)	(328,453)	(776,025)	(293,319)	(4,811,547)	(2,848,931)	(418,224)	3,725,132

Net change in contract owners’ equity	(1,216,508)	(126,613)	(2,055,143)	(274,551)	(12,976,739)	(1,117,240)	(2,426,500)	3,871,699
Contract owners’ equity beginning of period	2,627,233	2,753,846	3,423,062	3,697,613	30,079,842	31,197,082	6,748,999	2,877,300

Contract owners’ equity end of period	$1,410,725	2,627,233	1,367,919	3,423,062	17,103,103	30,079,842	4,322,499	6,748,999

CHANGES IN UNITS:
Beginning units	221,038	250,037	235,928	256,800	2,255,144	2,471,444	615,213	274,929
Units purchased	11,158	11,138	26,027	9,282	76,656	55,312	239,417	506,099
Units redeemed	(35,227)	(40,137)	(104,779)	(30,154)	(503,728)	(271,612)	(287,098)	(165,815)

Ending units	196,969	221,038	157,175	235,928	1,828,065	2,255,144	567,533	615,213

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVABD2		GVAGG2		GVAGR2		GVAGI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$91,237	112,905	41,441	44,956	19,208	(16,748)	7,987	3,081
Realized gain (loss) on investments	(114,137)	21,940	(155,593)	144,910	(22,907)	77,023	(69,692)	(2,332)
Change in unrealized gain (loss) on investments	(252,503)	(111,266)	(1,545,513)	99,428	(1,515,760)	176,490	(207,171)	(11,320)
Reinvested capital gains	1,659	-	104,627	-	146,000	776	193	-

Net increase (decrease) in contract owners’ equity resulting from operations	(273,744)	23,579	(1,555,038)	289,294	(1,373,459)	237,541	(268,683)	(10,571)

Equity transactions:
Purchase payments received from contract owners (note 3)	119,490	370,394	209,396	335,034	200,009	161,526	93,889	57,684
Transfers between funds	801,603	1,388,368	304,310	2,037,322	834,011	913,347	379,040	397,791
Redemptions (note 3)	(643,350)	(456,871)	(520,165)	(621,909)	(606,847)	(355,618)	(56,578)	(71,479)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,442)	(1,676)	(1,348)	(2,519)	(2,600)	(2,422)	(130)	-
Adjustments to maintain reserves	(141)	(45)	(215)	(12)	(99)	(89)	(16)	(27)

Net equity transactions	276,160	1,300,170	(8,022)	1,747,916	424,474	716,744	416,205	383,969

Net change in contract owners’ equity	2,416	1,323,749	(1,563,060)	2,037,210	(948,985)	954,285	147,522	373,398
Contract owners’ equity beginning of period	2,152,938	829,189	3,652,423	1,615,213	2,681,557	1,727,272	373,398	-

Contract owners’ equity end of period	$2,155,354	2,152,938	2,089,363	3,652,423	1,732,572	2,681,557	520,920	373,398

CHANGES IN UNITS:
Beginning units	202,671	79,332	300,663	150,198	235,969	167,959	38,038	-
Units purchased	176,162	197,602	159,233	257,211	154,075	128,650	98,128	54,246
Units redeemed	(150,925)	(74,263)	(176,582)	(106,746)	(113,414)	(60,640)	(49,380)	(16,208)

Ending units	227,907	202,671	283,306	300,663	276,634	235,969	86,788	38,038

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCRA2		NVCRB2		NVCCA2		NVCCN2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$11	-	1,350	-	1,773	-	3,028	-
Realized gain (loss) on investments	1	-	(643)	-	(10,079)	-	(24,271)	-
Change in unrealized gain (loss) on investments	317	-	(1,798)	-	(51,298)	-	1,288	-
Reinvested capital gains	175	-	1,506	-	1,453	-	598	-

Net increase (decrease) in contract owners’ equity resulting from operations	504	-	415	-	(58,151)	-	(19,357)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	7,609	-	-	-	5,089	-	12	-
Transfers between funds	-	-	309,151	-	219,442	-	409,660	-
Redemptions (note 3)	(86)	-	(2,743)	-	(14,402)	-	(4,357)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3)	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	(8)	-	(2)	-	(4,008)	-

Net equity transactions	7,520	-	306,400	-	210,127	-	401,307	-

Net change in contract owners’ equity	8,024	-	306,815	-	151,976	-	381,950	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$8,024	-	306,815	-	151,976	-	381,950	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,279	-	39,488	-	25,421	-	67,436	-
Units redeemed	(15)	-	(701)	-	(4,350)	-	(25,339)	-

Ending units	1,264	-	38,787	-	21,071	-	42,097	-

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCMD2		NVCMA2		NVCMC2		NVCBD2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,131	-	144	-	1,102	-	592	-
Realized gain (loss) on investments	(1,103)	-	(24)	-	(219)	-	(56)	-
Change in unrealized gain (loss) on investments	(49,026)	-	2,702	-	10,055	-	421	-
Reinvested capital gains	2,288	-	478	-	526	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,710)	-	3,300	-	11,464	-	957	-

Equity transactions:
Purchase payments received from contract owners (note 3)	27,933	-	12,503	-	(1,782)	-	-	-
Transfers between funds	363,526	-	26,815	-	168,572	-	36,451	-
Redemptions (note 3)	(5,517)	-	(138)	-	(4,777)	-	(1,432)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6)	-	(4)	-	-	-	-	-
Adjustments to maintain reserves	12	-	1	-	3,997	-	7	-

Net equity transactions	385,948	-	39,177	-	166,010	-	35,026	-

Net change in contract owners’ equity	340,238	-	42,477	-	177,474	-	35,983	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$340,238	-	42,477	-	177,474	-	35,983	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	45,634	-	6,235	-	41,072	-	6,210	-
Units redeemed	(637)	-	(22)	-	(19,650)	-	(2,553)	-

Ending units	44,997	-	6,213	-	21,422	-	3,657	-

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	HIBF3		GEM2		GEM6		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$12,912	8,031	(9,937)	(22,893)	(37,741)	(87,167)	669	-
Realized gain (loss) on investments	(1,095)	790	143,540	360,946	(245,147)	1,715,391	(15,921)	-
Change in unrealized gain (loss) on investments	(61,688)	(6,019)	(1,953,356)	385,176	(8,933,888)	1,382,103	(64,737)	-
Reinvested capital gains	-	-	367,222	311,453	1,881,859	1,307,143	19,177	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,871)	2,802	(1,452,531)	1,034,682	(7,334,917)	4,317,470	(60,812)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	547	14,801	-	-	431,694	596,045	-	-
Transfers between funds	85,196	74,159	(739,538)	(251,680)	(1,445,603)	537,118	238,849	-
Redemptions (note 3)	(3,058)	(51,872)	(212,920)	(509,181)	(1,786,477)	(1,944,521)	(75,352)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	(1,385)	(4,665)	(11,367)	(22,488)	-	-
Adjustments to maintain reserves	11	(16)	(50)	89	(600)	1,261	(9)	-

Net equity transactions	82,687	37,072	(953,893)	(765,437)	(2,812,353)	(832,585)	163,488	-

Net change in contract owners’ equity	32,816	39,874	(2,406,424)	269,245	(10,147,270)	3,484,885	102,676	-
Contract owners’ equity beginning of period	95,010	55,136	3,066,915	2,797,670	14,312,773	10,827,888	-	-

Contract owners’ equity end of period	$127,826	95,010	660,491	3,066,915	4,165,503	14,312,773	102,676	-

CHANGES IN UNITS:
Beginning units	8,188	4,846	77,884	101,953	481,332	523,251	-	-
Units purchased	7,678	8,675	-	6	121,996	286,824	28,296	-
Units redeemed	(405)	(5,333)	(37,442)	(24,075)	(265,685)	(328,743)	(9,499)	-

Ending units	15,462	8,188	40,444	77,884	337,634	481,332	18,797	-

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		GVIDA		GVIDC		GVIDM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$657,041	676,043	100,572	119,609	475,818	627,534	1,606,408	2,008,957
Realized gain (loss) on investments	(258,507)	(371,612)	(213,883)	1,170,597	(497,094)	418,779	4,062,121	7,991,069
Change in unrealized gain (loss) on investments	918,154	900,985	(9,780,981)	(1,020,982)	(2,000,184)	(539,167)	(45,170,770)	(5,766,525)
Reinvested capital gains	-	-	2,738,401	736,982	391,823	673,591	9,243,394	2,441,097

Net increase (decrease) in contract owners’ equity resulting from operations	1,316,688	1,205,416	(7,155,891)	1,006,206	(1,629,637)	1,180,737	(30,258,847)	6,674,598

Equity transactions:
Purchase payments received from contract owners (note 3)	319,164	422,675	630,528	706,808	1,032,780	478,428	2,488,149	5,268,719
Transfers between funds	4,035,729	2,124,025	(2,019,167)	(951,295)	2,194,343	(598,162)	(6,865,755)	(549,847)
Redemptions (note 3)	(5,754,457)	(3,460,283)	(2,882,871)	(1,793,206)	(9,246,814)	(5,743,509)	(31,448,223)	(21,372,819)
Annuity benefits	(1,310)	(1,279)	-	-	(26,935)	(5,739)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(51,572)	(52,130)	(31,593)	(32,668)	(51,033)	(92,122)	(223,809)	(251,639)
Adjustments to maintain reserves	(1,584)	413	(218)	(63)	(4,910)	(4,607)	(326)	812

Net equity transactions	(1,454,030)	(966,579)	(4,303,321)	(2,070,424)	(6,102,569)	(5,965,711)	(36,049,964)	(16,904,774)

Net change in contract owners’ equity	(137,342)	238,837	(11,459,212)	(1,064,218)	(7,732,206)	(4,784,974)	(66,308,811)	(10,230,176)
Contract owners’ equity beginning of period	21,928,669	21,689,832	21,382,713	22,446,931	26,564,231	31,349,205	147,143,542	157,373,718

Contract owners’ equity end of period	$21,791,327	21,928,669	9,923,501	21,382,713	18,832,025	26,564,231	80,834,731	147,143,542

CHANGES IN UNITS:
Beginning units	1,761,138	1,841,755	1,378,218	1,511,432	2,184,896	2,682,972	10,650,531	11,881,233
Units purchased	817,361	513,608	172,831	119,503	523,120	432,013	563,977	1,031,393
Units redeemed	(934,080)	(594,225)	(523,244)	(252,717)	(1,045,055)	(930,089)	(3,508,655)	(2,262,095)

Ending units	1,644,424	1,761,138	1,027,805	1,378,218	1,662,960	2,184,896	7,705,854	10,650,531

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMA		GVDMC		NVLCP2		SGRF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$549,463	606,482	668,507	851,044	56	-	(1,876)	(6,320)
Realized gain (loss) on investments	1,719,467	3,422,081	(983,395)	1,363,696	(409)	-	(14,951)	24,204
Change in unrealized gain (loss) on investments	(26,075,322)	(2,199,185)	(8,228,260)	(1,254,249)	155	-	(88,592)	6,739
Reinvested capital gains	5,042,649	1,314,062	1,867,770	1,312,609	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,763,743)	3,143,440	(6,675,378)	2,273,100	(198)	-	(105,419)	24,623

Equity transactions:
Purchase payments received from contract owners (note 3)	897,231	2,147,116	755,995	991,654	-	-	1,368	11,318
Transfers between funds	(3,511,427)	(762,563)	(2,292,761)	15,886	15,880	-	44,289	(539,792)
Redemptions (note 3)	(8,819,029)	(7,052,618)	(12,468,236)	(7,679,610)	(12,483)	-	(39,180)	(17,046)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(71,655)	(130,680)	(49,169)	(133,455)	-	-	(37)	(98)
Adjustments to maintain reserves	(481)	692	(218)	375	7	-	(44)	9

Net equity transactions	(11,505,361)	(5,798,053)	(14,054,389)	(6,805,150)	3,404	-	6,396	(545,609)

Net change in contract owners’ equity	(30,269,104)	(2,654,613)	(20,729,767)	(4,532,050)	3,206	-	(99,023)	(520,986)
Contract owners’ equity beginning of period	65,504,408	68,159,021	47,315,730	51,847,780	-	-	209,775	730,761

Contract owners’ equity end of period	$35,235,304	65,504,408	26,585,963	47,315,730	3,206	-	110,752	209,775

CHANGES IN UNITS:
Beginning units	4,395,960	4,792,606	3,622,567	4,147,288	-	-	19,079	69,651
Units purchased	189,641	378,809	369,462	344,505	1,644	-	11,164	12,397
Units redeemed	(1,095,786)	(775,455)	(1,566,198)	(869,226)	(1,319)	-	(10,960)	(62,969)

Ending units	3,489,803	4,395,960	2,425,833	3,622,567	325	-	19,280	19,079

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MCIF		MCIF2		SAM		NVMIG6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,434	2,608	(13,599)	(8,007)	356,709	1,196,708	(73)	-
Realized gain (loss) on investments	4,487	61,827	(73,225)	542,588	-	-	(19)	-
Change in unrealized gain (loss) on investments	(525,954)	(16,761)	(2,737,734)	(223,105)	-	-	(6,497)	-
Reinvested capital gains	68,348	38,873	368,969	239,934	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(451,685)	86,547	(2,455,589)	551,410	356,709	1,196,708	(6,589)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	26,081	31,111	79,841	89,351	18,592,334	7,877,977	-	-
Transfers between funds	(80,978)	(69,333)	(434,217)	(476,216)	44,403,794	18,705,744	20,000	-
Redemptions (note 3)	(54,951)	(113,823)	(1,154,177)	(1,222,584)	(45,645,130)	(19,449,153)	-	-
Annuity benefits	-	-	-	-	(408)	(413)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(109)	(4,488)	(6,529)	(15,694)	(162,748)	(89,535)	-	-
Adjustments to maintain reserves	(66)	(11)	(269)	(101)	(152)	1,086	3	-

Net equity transactions	(110,023)	(156,544)	(1,515,351)	(1,625,244)	17,187,690	7,045,706	20,003	-

Net change in contract owners’ equity	(561,708)	(69,997)	(3,970,940)	(1,073,834)	17,544,399	8,242,414	13,414	-
Contract owners’ equity beginning of period	1,289,635	1,359,632	7,656,460	8,730,294	38,742,774	30,500,360	-	-

Contract owners’ equity end of period	$727,927	1,289,635	3,685,520	7,656,460	56,287,173	38,742,774	13,414	-

CHANGES IN UNITS:
Beginning units	79,936	89,807	505,757	611,240	3,594,049	2,927,510	-	-
Units purchased	4,000	2,678	36,398	84,445	7,970,849	4,143,366	2,205	-
Units redeemed	(12,201)	(12,549)	(153,711)	(189,928)	(6,387,967)	(3,476,827)	-	-

Ending units	71,732	79,936	388,437	505,757	5,176,926	3,594,049	2,205	-

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDIV3		GVDIV6		NVMLG2		NVMLV2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,715	3,232	9,308	48,120	(124)	-	10	-
Realized gain (loss) on investments	(26,333)	26,465	(617,684)	329,473	(935)	-	(499)	-
Change in unrealized gain (loss) on investments	(175,568)	(48,206)	(2,153,903)	(780,478)	(8,149)	-	(1,126)	-
Reinvested capital gains	39,879	26,635	513,397	485,051	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(160,307)	8,126	(2,248,882)	82,166	(9,208)	-	(1,615)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	970	39,974	62,044	414,162	-	-	-	-
Transfers between funds	(36,595)	(41,160)	(1,157,131)	625,022	24,348	-	11,073	-
Redemptions (note 3)	(10,898)	(104,331)	(923,432)	(994,315)	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	(4,871)	(6,208)	(11,134)	-	-	-	-
Adjustments to maintain reserves	(45)	14	(189)	99	(1)	-	(2)	-

Net equity transactions	(46,629)	(110,374)	(2,024,916)	33,834	24,347	-	11,071	-

Net change in contract owners’ equity	(206,936)	(102,248)	(4,273,798)	116,000	15,139	-	9,456	-
Contract owners’ equity beginning of period	360,794	463,042	6,236,278	6,120,278	-	-	-	-

Contract owners’ equity end of period	$153,858	360,794	1,962,480	6,236,278	15,139	-	9,456	-

CHANGES IN UNITS:
Beginning units	21,426	26,633	401,003	399,195	-	-	-	-
Units purchased	215	2,612	20,487	163,536	3,000	-	2,132	-
Units redeemed	(4,256)	(7,819)	(182,996)	(161,728)	(597)	-	(628)	-

Ending units	17,385	21,426	238,492	401,003	2,403	-	1,504	-

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG2		NVMMV2		SCGF2		SCVF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(89)	-	50	-	(25,178)	(41,019)	(236)	(103)
Realized gain (loss) on investments	(22)	-	(1,022)	-	45,922	290,112	(207,145)	8,931
Change in unrealized gain (loss) on investments	(4,101)	-	(593)	-	(1,246,045)	(4,472)	65,992	(146,717)
Reinvested capital gains	-	-	-	-	-	-	-	87,358

Net increase (decrease) in contract owners’ equity resulting from operations	(4,212)	-	(1,565)	-	(1,225,301)	244,621	(141,389)	(50,531)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	11,721	28,578	68,834	4,231
Transfers between funds	10,615	-	11,021	-	(131,759)	240,933	(276,789)	(64,672)
Redemptions (note 3)	-	-	-	-	(461,444)	(832,264)	(79,695)	(44,555)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(3,717)	(12,887)	(266)	(759)
Adjustments to maintain reserves	2	-	(1)	-	(119)	(238)	(21)	(3)

Net equity transactions	10,617	-	11,020	-	(585,318)	(575,878)	(287,937)	(105,758)

Net change in contract owners’ equity	6,405	-	9,455	-	(1,810,619)	(331,257)	(429,326)	(156,289)
Contract owners’ equity beginning of period	-	-	-	-	2,993,964	3,325,221	588,544	744,833

Contract owners’ equity end of period	$6,405	-	9,455	-	1,183,345	2,993,964	159,218	588,544

CHANGES IN UNITS:
Beginning units	-	-	-	-	242,695	290,582	39,614	46,188
Units purchased	1,033	-	2,667	-	22,369	54,725	7,526	955
Units redeemed	-	-	(1,259)	-	(83,940)	(102,612)	(30,959)	(7,529)

Ending units	1,033	-	1,408	-	181,123	242,695	16,182	39,614

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF2		SCF		SCF2		TRF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(22,478)	(38,181)	(2,244)	(9,800)	(31,062)	(86,115)	(110)	(123)
Realized gain (loss) on investments	(843,256)	4,570	(39,532)	46,415	(633,551)	75,929	(19,918)	221
Change in unrealized gain (loss) on investments	(804,413)	(1,436,259)	(402,342)	(142,691)	(2,284,187)	(833,635)	(23,899)	(1,185)
Reinvested capital gains	-	892,763	137,474	119,377	901,822	908,974	9,471	2,708

Net increase (decrease) in contract owners’ equity resulting from operations	(1,670,147)	(577,107)	(306,644)	13,301	(2,046,978)	65,153	(34,456)	1,621

Equity transactions:
Purchase payments received from contract owners (note 3)	50,371	316,255	1,354	26,299	104,993	128,407	1,131	14,763
Transfers between funds	(283,647)	(1,410,417)	(47,690)	(24,327)	(299,175)	(451,488)	76,594	28,759
Redemptions (note 3)	(1,077,759)	(1,145,434)	(20,525)	(162,640)	(904,819)	(662,982)	(74,686)	(472)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,644)	(10,609)	(191)	(7,229)	(4,428)	(9,983)	(399)	-
Adjustments to maintain reserves	(108)	87	(86)	44	(326)	83	(21)	(2)

Net equity transactions	(1,317,787)	(2,250,118)	(67,138)	(167,853)	(1,103,755)	(995,963)	2,619	43,048

Net change in contract owners’ equity	(2,987,934)	(2,827,225)	(373,782)	(154,552)	(3,150,733)	(930,810)	(31,837)	44,669
Contract owners’ equity beginning of period	5,794,363	8,621,588	821,934	976,486	5,988,270	6,919,080	70,849	26,180

Contract owners’ equity end of period	$2,806,429	5,794,363	448,152	821,934	2,837,537	5,988,270	39,012	70,849

CHANGES IN UNITS:
Beginning units	426,358	581,526	49,805	60,219	355,604	413,522	5,948	2,314
Units purchased	62,532	70,154	1,607	4,814	52,321	79,345	9,109	3,713
Units redeemed	(179,567)	(225,322)	(6,865)	(15,228)	(131,107)	(137,263)	(9,263)	(79)

Ending units	309,328	426,358	44,543	49,805	276,811	355,604	5,793	5,948

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO2		NVSTB2		NVRE2		AMRS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(179)	-	3,146	-	384	-	45	(5,248)
Realized gain (loss) on investments	(3,055)	-	(224)	-	(6,206)	-	(8,158)	7,646
Change in unrealized gain (loss) on investments	(10,823)	-	(6,640)	-	(9,748)	-	(101,756)	(11,351)
Reinvested capital gains	-	-	-	-	-	-	525	5,914

Net increase (decrease) in contract owners’ equity resulting from operations	(14,057)	-	(3,718)	-	(15,570)	-	(109,344)	(3,039)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	439	-	18,243	-	-	2,824
Transfers between funds	30,668	-	405,830	-	14,324	-	70,741	(377,637)
Redemptions (note 3)	-	-	(5,866)	-	-	-	(1,727)	(12,833)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(7)	(54)
Adjustments to maintain reserves	2	-	11	-	(4)	-	(16)	(46)

Net equity transactions	30,670	-	400,414	-	32,563	-	68,991	(387,746)

Net change in contract owners’ equity	16,613	-	396,696	-	16,993	-	(40,353)	(390,785)
Contract owners’ equity beginning of period	-	-	-	-	-	-	221,991	612,776

Contract owners’ equity end of period	$16,613	-	396,696	-	16,993	-	181,638	221,991

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	20,462	57,725
Units purchased	5,422	-	59,263	-	6,833	-	18,156	13,915
Units redeemed	(2,171)	-	(19,030)	-	(3,785)	-	(6,788)	(51,178)

Ending units	3,251	-	40,233	-	3,048	-	31,830	20,462

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVCAFS		OVGS3		OVGS4

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,392	(8,098)	(145,932)	(200,155)	2,217	995	1,651	(22,955)
Realized gain (loss) on investments	(61,652)	97,458	441,541	893,692	(30,766)	27,018	(320,467)	693,132
Change in unrealized gain (loss) on investments	(170,813)	(51,485)	(6,571,980)	1,111,698	(377,802)	(28,094)	(4,221,641)	(717,211)
Reinvested capital gains	30,503	1,962	-	-	45,434	35,976	574,625	529,971

Net increase (decrease) in contract owners’ equity resulting from operations	(199,570)	39,837	(6,276,371)	1,805,235	(360,917)	35,895	(3,965,832)	482,937

Equity transactions:
Purchase payments received from contract owners (note 3)	8,868	38,903	232,305	405,201	52,626	29,136	277,906	656,832
Transfers between funds	(16,704)	344,122	(391,438)	(588,379)	76,527	44,023	(759,798)	61,328
Redemptions (note 3)	(71,042)	(420,620)	(1,837,650)	(2,003,928)	(48,266)	(57,931)	(1,493,423)	(1,814,781)
Annuity benefits	-	-	-	-	-	-	(901)	(1,113)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(633)	(9,646)	(18,549)	(31,050)	(269)	(635)	(10,628)	(17,956)
Adjustments to maintain reserves	(16)	(114)	(215)	(200)	(36)	(23)	3,634	671

Net equity transactions	(79,527)	(47,355)	(2,015,547)	(2,218,356)	80,582	14,570	(1,983,210)	(1,115,019)

Net change in contract owners’ equity	(279,097)	(7,518)	(8,291,918)	(413,121)	(280,335)	50,465	(5,949,042)	(632,082)
Contract owners’ equity beginning of period	518,801	526,319	14,864,759	15,277,880	779,614	729,149	10,844,829	11,476,911

Contract owners’ equity end of period	$239,704	518,801	6,572,841	14,864,759	499,279	779,614	4,895,787	10,844,829

CHANGES IN UNITS:
Beginning units	34,139	37,053	1,147,953	1,327,283	45,383	44,501	686,311	761,024
Units purchased	11,974	51,996	87,252	64,049	19,043	7,047	74,902	198,179
Units redeemed	(19,546)	(54,910)	(289,994)	(243,379)	(14,952)	(6,165)	(235,707)	(272,892)

Ending units	26,570	34,139	945,209	1,147,953	49,473	45,383	525,504	686,311

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS		OVGSS		OVHI3		OVHI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,124	2,229	1,457	(3,833)	13,878	(1,435)	76,837	131,488
Realized gain (loss) on investments	(296)	42,375	325,680	891,202	(4,441)	(295)	(180,837)	16,184
Change in unrealized gain (loss) on investments	(360,336)	(42,462)	(3,569,917)	(892,818)	(231,208)	(8,081)	(924,865)	(155,732)
Reinvested capital gains	43,474	40,802	398,180	443,241	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(314,034)	42,944	(2,844,600)	437,792	(221,771)	(9,811)	(1,028,865)	(8,060)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	17,650	(1)	612	3,794	11,587	(112)	39,036
Transfers between funds	(71,494)	(34,556)	(420,454)	(778,562)	46,731	283,577	(179,845)	(385,347)
Redemptions (note 3)	(43,370)	(47,938)	(686,620)	(1,121,357)	(5,566)	(10,258)	(87,080)	(230,421)
Annuity benefits	(3,224)	(3,017)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(481)	(5,337)	(10,138)	(18)	(201)	(762)	(3,138)
Adjustments to maintain reserves	10	209	(209)	53	(33)	12	(181)	(26)

Net equity transactions	(118,078)	(68,133)	(1,112,621)	(1,909,392)	44,908	284,717	(267,980)	(579,896)

Net change in contract owners’ equity	(432,112)	(25,189)	(3,957,221)	(1,471,600)	(176,863)	274,906	(1,296,845)	(587,956)
Contract owners’ equity beginning of period	800,868	826,057	7,710,501	9,182,101	274,906	-	1,538,523	2,126,479

Contract owners’ equity end of period	$368,756	800,868	3,753,280	7,710,501	98,043	274,906	241,678	1,538,523

CHANGES IN UNITS:
Beginning units	43,404	47,987	431,990	538,871	28,659	-	111,717	152,574
Units purchased	-	-	2,573	7,079	22,020	30,128	-	6,337
Units redeemed	(9,500)	(4,583)	(77,665)	(113,960)	(1,730)	(1,469)	(28,480)	(47,194)

Ending units	33,904	43,404	356,893	431,990	48,947	28,659	83,236	111,717

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVSC		OVSCS		OVGIS		OVSBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,581)	(8,305)	(4,347)	(7,030)	5,500	(80,994)	776,381	408,996
Realized gain (loss) on investments	14,873	102,092	(97,096)	24,082	605,398	1,237,109	132,668	540,866
Change in unrealized gain (loss) on investments	(393,927)	(152,246)	(137,180)	(78,062)	(6,953,402)	(607,993)	(4,378,315)	628,658
Reinvested capital gains	42,009	37,246	30,084	12,186	840,652	-	249,215	-

Net increase (decrease) in contract owners’ equity resulting from operations	(341,626)	(21,213)	(208,539)	(48,824)	(5,501,852)	548,122	(3,220,051)	1,578,520

Equity transactions:
Purchase payments received from contract owners (note 3)	5,080	44,626	22,974	63,506	175,254	355,191	377,048	960,518
Transfers between funds	(6,131)	(115,275)	(44,524)	411,603	(975,459)	(395,774)	1,951,201	2,787,206
Redemptions (note 3)	(26,720)	(56,177)	(98,062)	(93,989)	(2,561,072)	(2,174,222)	(4,498,432)	(4,102,070)
Annuity benefits	-	-	-	-	-	-	(931)	(943)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(360)	(441)	(21)	(163)	(17,607)	(37,124)	(37,357)	(28,784)
Adjustments to maintain reserves	(7)	(38)	(4)	(83)	(213)	48	1,150	441

Net equity transactions	(28,138)	(127,305)	(119,637)	380,874	(3,379,097)	(2,251,881)	(2,207,321)	(383,632)

Net change in contract owners’ equity	(369,764)	(148,518)	(328,176)	332,050	(8,880,949)	(1,703,759)	(5,427,372)	1,194,888
Contract owners’ equity beginning of period	902,144	1,050,662	612,125	280,075	16,243,771	17,947,530	20,747,850	19,552,962

Contract owners’ equity end of period	$532,380	902,144	283,949	612,125	7,362,822	16,243,771	15,320,478	20,747,850

CHANGES IN UNITS:
Beginning units	52,970	60,225	58,304	26,424	1,219,313	1,385,272	1,376,792	1,404,214
Units purchased	3,159	4,576	19,992	77,814	46,604	67,739	470,696	474,685
Units redeemed	(5,278)	(11,831)	(34,739)	(45,934)	(355,093)	(233,698)	(644,627)	(502,107)

Ending units	50,851	52,970	43,562	58,304	910,823	1,219,313	1,202,860	1,376,792

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PVGIB		PVTIGB		PVTSCB		PVTVB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,881	(117)	6,487	11,382	1,344	(2,990)	(8,074)	(11,416)
Realized gain (loss) on investments	(251,435)	40,998	10,330	17,378	(34,273)	60,203	19,485	31,815
Change in unrealized gain (loss) on investments	(166,900)	(255,293)	(334,357)	(67,758)	(222,035)	(192,695)	(291,937)	14,970
Reinvested capital gains	115,508	147,855	91,255	84,199	90,362	64,711	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(296,946)	(66,557)	(226,285)	45,201	(164,602)	(70,771)	(280,526)	35,369

Equity transactions:
Purchase payments received from contract owners (note 3)	4,720	34,828	2,896	16,672	11,158	31,352	6,523	24,813
Transfers between funds	(56,678)	(44,366)	(28,851)	125,731	(32,861)	(82,487)	(58,451)	(99,987)
Redemptions (note 3)	(136,327)	(63,126)	(185,426)	(45,083)	(19,280)	(34,064)	(94,193)	(34,166)
Annuity benefits	-	-	-	-	(2,838)	(2,937)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,277)	(320)	(2,791)	(513)	(208)	(90)	(1,765)	(165)
Adjustments to maintain reserves	10	4	4	(9)	47	53	(34)	(104)

Net equity transactions	(189,552)	(72,980)	(214,168)	96,798	(43,982)	(88,173)	(147,920)	(109,609)

Net change in contract owners’ equity	(486,498)	(139,537)	(440,453)	141,999	(208,584)	(158,944)	(428,446)	(74,240)
Contract owners’ equity beginning of period	886,987	1,026,524	679,135	537,136	441,906	600,850	842,948	917,188

Contract owners’ equity end of period	$400,489	886,987	238,682	679,135	233,322	441,906	414,502	842,948

CHANGES IN UNITS:
Beginning units	59,863	64,212	38,245	32,370	28,244	34,169	70,960	80,396
Units purchased	22,111	17,535	3,206	8,797	2,207	1,512	22,015	5,325
Units redeemed	(37,316)	(21,884)	(17,276)	(2,922)	(5,474)	(7,437)	(37,009)	(14,761)

Ending units	44,660	59,863	24,176	38,245	24,978	28,244	55,966	70,960

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	STVGI		STVCA		STVVIS		STVMCE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(88)	(148)	(662)	(2,008)	486	(84)	(431)	(1,622)
Realized gain (loss) on investments	889	2,208	1,157	24,133	7,767	48,389	2,418	34,256
Change in unrealized gain (loss) on investments	(25,798)	(6,170)	(31,136)	(8,834)	(53,061)	(38,087)	(28,178)	(35,458)
Reinvested capital gains	4,521	4,116	5,178	6,343	8,279	-	4,356	13,430

Net increase (decrease) in contract owners’ equity resulting from operations	(20,476)	6	(25,463)	19,634	(36,529)	10,218	(21,835)	10,606

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	16	-	(2)	-	11	-
Transfers between funds	(13,261)	(420)	(27,688)	(2,448)	(9,216)	(7,732)	(20,915)	476
Redemptions (note 3)	(1,852)	(6,313)	(33,530)	(188,973)	(28,570)	(144,587)	(17,103)	(106,395)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(968)	(6,995)	(667)	(4,258)	(495)	(3,940)
Adjustments to maintain reserves	(19)	(12)	13	(34)	(31)	(7)	(9)	(15)

Net equity transactions	(15,132)	(6,745)	(62,157)	(198,450)	(38,486)	(156,584)	(38,511)	(109,874)

Net change in contract owners’ equity	(35,608)	(6,739)	(87,620)	(178,816)	(75,015)	(146,366)	(60,346)	(99,268)
Contract owners’ equity beginning of period	65,001	71,740	110,658	289,474	139,317	285,683	85,458	184,726

Contract owners’ equity end of period	$29,393	65,001	23,038	110,658	64,302	139,317	25,112	85,458

CHANGES IN UNITS:
Beginning units	3,573	3,919	7,424	21,833	7,427	15,461	4,471	9,935
Units purchased	220	8	734	80	981	92	315	60
Units redeemed	(1,185)	(354)	(5,539)	(14,489)	(3,270)	(8,126)	(2,556)	(5,524)

Ending units	2,608	3,573	2,620	7,424	5,137	7,427	2,229	4,471

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	STVSCV		STVIE		STVIGB		DSRG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$531	(193)	-	8	-	123	(1,296)	(2,310)
Realized gain (loss) on investments	(1,676)	1,642	-	742	-	(96)	(3,799)	15,569
Change in unrealized gain (loss) on investments	(70,217)	(26,197)	-	(901)	-	34	(129,665)	11,650
Reinvested capital gains	34,963	25,202	-	281	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,399)	454	-	130	-	61	(134,760)	24,909

Equity transactions:
Purchase payments received from contract owners (note 3)	-	13,737	-	-	-	-	4,346	5,940
Transfers between funds	99	210	-	(1,642)	-	(7,040)	(23,434)	(12,039)
Redemptions (note 3)	(707)	(24,362)	-	(1,093)	-	-	(14,886)	(45,398)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(5)	(61)
Adjustments to maintain reserves	(14)	(6)	-	(3)	-	3	(26)	3

Net equity transactions	(622)	(10,421)	-	(2,738)	-	(7,037)	(34,005)	(51,555)

Net change in contract owners’ equity	(37,021)	(9,967)	-	(2,608)	-	(6,976)	(168,765)	(26,646)
Contract owners’ equity beginning of period	107,713	117,680	-	2,608	-	6,976	387,061	413,707

Contract owners’ equity end of period	$70,692	107,713	-	-	-	-	218,296	387,061

CHANGES IN UNITS:
Beginning units	4,598	5,093	-	112	-	630	33,739	38,573
Units purchased	22	558	-	-	-	-	402	808
Units redeemed	(55)	(1,053)	-	(112)	-	(630)	(4,481)	(5,642)

Ending units	4,565	4,598	-	-	-	-	29,659	33,739

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACEG2		ACC2		MSVF2		MSVREB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(41,688)	(70,210)	146,320	69,339	62,580	59,364	43,991	(25,902)
Realized gain (loss) on investments	224,506	355,644	(491,526)	1,338,144	(67,957)	(14,925)	(1,251,481)	881,728
Change in unrealized gain (loss) on investments	(2,381,056)	421,832	(5,878,564)	(2,457,488)	(233,970)	41,886	(1,282,486)	(2,322,436)
Reinvested capital gains	-	-	773,276	469,378	-	-	1,181,979	485,757

Net increase (decrease) in contract owners’ equity resulting from operations	(2,198,238)	707,266	(5,450,494)	(580,627)	(239,347)	86,325	(1,307,997)	(980,853)

Equity transactions:
Purchase payments received from contract owners (note 3)	47,089	82,956	209,099	351,535	33,069	440,190	122,847	496,006
Transfers between funds	(446,690)	(258,897)	(1,677,604)	(347,976)	14,957	213,964	(370,085)	(2,119,024)
Redemptions (note 3)	(659,297)	(504,048)	(2,552,140)	(3,377,562)	(374,948)	(986,868)	(638,386)	(781,550)
Annuity benefits	-	-	(538)	(680)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,372)	(5,005)	(16,082)	(34,463)	(90)	(223)	(5,619)	(3,778)
Adjustments to maintain reserves	(162)	(202)	1,489	617	(47)	(37)	(94)	733

Net equity transactions	(1,062,432)	(685,196)	(4,035,776)	(3,408,529)	(327,059)	(332,974)	(891,337)	(2,407,613)

Net change in contract owners’ equity	(3,260,670)	22,070	(9,486,270)	(3,989,156)	(566,406)	(246,649)	(2,199,334)	(3,388,466)
Contract owners’ equity beginning of period	5,143,597	5,121,527	17,547,079	21,536,235	1,945,108	2,191,757	3,981,623	7,370,089

Contract owners’ equity end of period	$1,882,927	5,143,597	8,060,809	17,547,079	1,378,702	1,945,108	1,782,289	3,981,623

CHANGES IN UNITS:
Beginning units	451,594	517,589	1,284,613	1,520,299	171,376	200,767	177,081	266,611
Units purchased	72,088	40,547	74,249	190,268	40,097	93,337	46,493	90,131
Units redeemed	(195,168)	(106,542)	(428,754)	(425,954)	(74,910)	(122,728)	(93,463)	(179,661)

Ending units	328,511	451,594	930,104	1,284,613	136,564	171,376	130,116	177,081

See accompanying notes to financial statements.

57

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series II (AVBV2)

AIM VIF - Capital Appreciation Fund - Series II (AVCA2)

AIM VIF - Capital Development Fund - Series I (AVCDI)

AIM VIF - Capital Development Fund - Series II (AVCD2)

AIM VIF - Core Equity Fund - Series I (AVGI)

AIM VIF - Core Equity Fund - Series II (AVCE2)

AIM VIF - International Growth Fund - Series II (AVIE2)

AIM VIF - Mid Cap Core Equity Fund - Series I (AVMCCI)

AIM VIF - Premier Equity Fund - Series I (AVV)*

AIM VIF - Premier Equity Fund - Series II (AVV2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)

AllianceBernstein VPS - International Value Portfolio - Class B (ALVIVB)

AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Service Class (FALFS)

Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)

Federated IS - High Income Bond II - Service Class (FHIBS)

Federated IS - International Equity Fund II Class (FVIE2)

Federated IS - Mid Cap Growth Strategies Fund II Class (FVGS2)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)

Fidelity Advisor Annuity Fund - High Yield Fund Class (FAAHY)*

Fidelity Advisor Annuity Fund - Overseas Fund Class (FAAOF)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FHI2)

Fidelity(R) VIP - High Income Portfolio - Service Class 2R (FHI2R)

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)

Fidelity(R) VIP - Money Market Portfolio - Initial Class (FMMP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Fidelity(R) VIP - Value Portfolio - Service Class (FVS)

Fidelity(R) VIP - Value Portfolio - Service Class 2 (FV2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Asset Manager Growth Portfolio - Initial Class (FAMGP)

Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class (FAMGS)

Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)

Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FAMS)

Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FAM2)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FIGBP)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FAGRS)

Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FAGR2)

Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FBP)

Fidelity(R) VIP III - Balanced Portfolio - Service Class (FBS)

Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FB2)

Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FGIP)

Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FGIS)

Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FGI2)

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FGO2)

Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FMCP)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)

MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)

MFS(R) VIT - New Discovery Series - Service Class (MNDSC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

MTB Large Cap Growth Fund II (VFLG2)

MTB Large Cap Value Fund II (VFLV2)

MTB Managed Allocation Fund - Moderate Growth II (VFMG2)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)

Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)

Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)*

Nationwide VIT - Core Bond Fund - Class II (NVCBD2)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)

Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)

Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Mid Cap Index Fund - Class II (MCIF2)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)*

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)*

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)

Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)

Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)

Putnam VT - Voyager Fund - Class IB (PVTVB)

Portfolios of the RidgeWorth Variable Trust (RidgeWorth VT) (formerly STI Classic Variable Trust);

RidgeWorth VT - Large Cap Core Equity Fund (STVGI)

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

RidgeWorth VT - Large Cap Growth Stock Fund (STVCA)

RidgeWorth VT - Large Cap Value Equity Fund (STVVIS)

RidgeWorth VT - Mid Cap Core Equity Fund (STVMCE)

RidgeWorth VT - Small Cap Value Equity Fund (STVSCV)

Portfolios of the STI Classic Variable Trust;

STI Classic Variable Trust - International Equity Fund (STVIE)*

STI Classic Variable Trust - Investment Grade Bond Fund (STVIGB)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2) (formerly Strategic Growth Portfolio - Class II)

Van Kampen LIT - Comstock Portfolio - Class II (ACC2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)

Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.	-	-	0.05%
10 Year and Disability Waiver for Tax Sheltered Annuities
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-	0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-	0.15% (3)
Greater of One-Year or 5% Enhanced	-	-	0.20% (3)
One-Year Step Up	-	0.05% (2)	0.05% (4)
5% Enhanced	-	0.10% (2)	0.10% (4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.55%	3.65%
(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVBV2	AVCA2	AVCDI	AVCD2	AVGI	AVCE2	AVIE2

0.95%	$2,253,718	17,384	2,599	200	792	2,277	2,546	1,959
1.00%	896,500	3,693	224	-	115	-	53	78
1.05%	216,309	1,089	36	-	344	-	1	62
1.10%	1,463,697	7,932	4,929	1,362	287	2,670	1,977	2,008
1.15%	590,730	4,759	2,305	-	264	-	327	1,386
1.20%	179,441	1,527	1,070	-	269	272	173	185
1.25%	208,611	1,470	1,060	-	-	-	103	168
1.30%	801,796	3,826	846	-	-	-	370	899
1.35%	67,673	436	62	-	16	64	38	75
1.40%	4,450,276	28,079	3,958	203	1,234	26	6,750	1,958
1.45%	266,399	1,559	645	-	1	-	428	361
1.50%	128,040	1,505	4	-	156	-	166	-
1.55%	1,297,381	12,115	2,711	-	690	593	4,027	1,985
1.60%	609,095	12,236	1,344	-	70	-	870	607
1.65%	205,141	1,630	516	-	893	-	47	50
1.70%	166,149	2,876	1,125	-	-	-	400	119
1.75%	211,536	2,172	513	-	28	-	237	201
1.80%	108,600	953	443	-	58	-	231	24
1.85%	116,091	1,308	1,742	-	74	-	815	7
1.90%	44,707	1,072	-	-	-	-	38	-
1.95%	19,916	187	-	-	-	-	-	-
2.00%	115,564	189	269	-	-	-	-	-
2.05%	72,410	518	653	-	132	-	300	-
2.10%	11,505	32	39	-	-	-	29	12
2.15%	44,132	831	116	-	-	-	625	-
2.20%	20,585	-	460	-	-	-	-	-
2.25%	34,672	504	202	-	-	-	157	-
2.30%	9,716	139	-	-	-	-	-	-
2.35%	14,511	1,595	710	-	-	-	97	-
2.40%	2,060	426	-	-	-	-	-	-
2.45%	997	8	-	-	-	-	-	-
2.55%	486	-	-	-	-	-	-	-
2.60%	642	138	105	-	-	-	-	-
2.70%	1,421	-	-	-	-	-	-	-

Totals	$14,630,507	112,188	28,686	1,765	5,423	5,902	20,805	12,144

	AVMCCI	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	DSIF	DSIFS

0.95%	$2,618	9,537	9,187	5,015	14,579	2,135	4,420	9,500
1.00%	-	1,234	1,980	403	4,393	-	-	509
1.05%	-	988	187	40	1,422	-	22	-
1.10%	4,276	10,125	4,668	2,371	14,073	4,948	9,524	4,107
1.15%	27	3,925	1,902	1,026	5,641	28	48	910
1.20%	31	934	866	177	1,511	234	121	896
1.25%	-	1,895	231	23	2,786	-	-	1,902
1.30%	-	3,705	1,024	772	1,091	-	-	999
1.35%	119	295	57	16	760	239	1,450	563
1.40%	449	12,059	14,470	6,536	26,487	1,509	3,889	2,963
1.45%	-	1,472	53	282	236	-	-	2,509
1.50%	-	57	575	144	703	248	450	667
1.55%	324	10,277	3,400	4,042	18,264	553	3,742	7,027
1.60%	-	4,919	4,784	2,478	5,416	-	69	7,036
1.65%	-	2,327	165	143	1,260	49	13	1,554
1.70%	-	1,083	1,534	64	1,873	-	-	1,982
1.75%	-	4,261	1,339	1,369	1,713	-	-	1,101
1.80%	-	3,589	266	7	851	-	-	772
1.85%	-	509	579	172	1,335	-	-	604
1.90%	-	1,918	-	1,479	80	-	-	17
1.95%	-	443	-	10	429	-	-	-
2.00%	-	74	330	-	2,113	-	-	-
2.05%	-	254	313	52	32	-	-	200
2.10%	-	116	-	10	72	-	-	16
2.15%	-	2,187	1,036	448	1,133	-	-	125
2.20%	-	-	-	-	166	-	-	-
2.25%	-	1,329	-	678	-	-	-	1,011
2.30%	-	307	-	522	29	-	-	-
2.35%	-	1,095	-	-	-	-	-	98
2.40%	-	307	114	-	89	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$7,844	81,221	49,060	28,279	108,537	9,943	23,748	47,068

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FALFS	FCA2S	FHIBS	FVIE2	FVGS2	FQB	FQBS	FEIP

0.95%	$3,912	4,815	16,152	464	1,563	8,061	18,151	-
1.00%	911	247	1,779	-	-	-	5,850	-
1.05%	61	314	87	98	-	-	274	-
1.10%	3,530	2,186	14,840	1,004	4,842	17,580	18,667	-
1.15%	1,374	2,984	8,619	268	-	1,268	8,293	-
1.20%	172	339	838	-	68	213	2,278	-
1.25%	306	116	1,750	-	-	-	3,458	-
1.30%	1,088	141	1,849	-	32	-	4,773	37,532
1.35%	406	89	240	-	154	389	1,178	-
1.40%	813	2,692	22,186	131	258	1,545	26,660	215,633
1.45%	985	1,255	768	-	-	-	2,031	5,204
1.50%	-	-	463	-	701	861	655	5,820
1.55%	1,191	6,783	19,225	-	761	5,964	30,594	-
1.60%	1,536	744	6,218	-	-	2	5,254	-
1.65%	704	154	1,739	-	76	133	822	-
1.70%	358	78	1,182	-	-	-	4,174	-
1.75%	825	573	4,937	-	-	-	1,689	-
1.80%	458	31	480	-	-	-	1,553	-
1.85%	116	63	3,063	-	-	-	3,376	-
1.90%	-	-	62	-	-	-	111	-
1.95%	-	-	-	-	-	-	50	-
2.00%	49	55	8,856	-	-	-	52	-
2.05%	681	-	-	-	-	-	368	-
2.10%	4	-	179	-	-	-	26	-
2.15%	17	-	-	-	-	-	104	-
2.20%	-	-	-	-	-	-	100	-
2.25%	320	573	-	-	-	-	-	-
2.30%	-	543	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$19,817	24,775	115,512	1,965	8,455	36,016	140,541	264,189

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FEIS	FEI2	FGP	FGS	FG2	FHIP	FHIPR	FHIS

0.95%	$71,333	70,140	-	74,688	47,610	-	-	32,863
1.00%	39,222	17,940	-	75,373	21,620	-	-	24,865
1.05%	15,098	2,899	-	16,876	3,081	-	-	6,544
1.10%	18,860	48,951	-	874	29,052	-	-	231
1.15%	242	25,381	-	232	11,090	-	-	156
1.20%	396	6,449	-	389	5,898	-	-	107
1.25%	171	14,631	-	494	2,275	-	-	21
1.30%	111	6,603	34,004	111	2,368	22,048	-	-
1.35%	1,481	2,548	-	67	2,334	-	-	-
1.40%	1,739	75,260	189,053	217	37,654	161,752	15,288	21
1.45%	1,331	9,496	9,701	1,812	3,927	2,101	366	781
1.50%	884	3,373	7,676	608	568	5,132	-	469
1.55%	8,469	53,128	-	-	23,385	-	-	-
1.60%	69	18,765	-	74	6,835	-	-	-
1.65%	109	7,185	-	167	2,489	-	-	-
1.70%	-	6,858	-	20	4,998	-	-	-
1.75%	-	8,746	-	-	627	-	-	-
1.80%	199	6,260	-	-	1,462	-	-	-
1.85%	-	4,520	-	-	2,129	-	-	-
1.90%	-	144	-	-	185	-	-	-
1.95%	-	1,111	-	-	-	-	-	-
2.00%	-	4,452	-	-	986	-	-	-
2.05%	-	2,528	-	-	3,138	-	-	-
2.10%	-	24	-	-	10	-	-	-
2.15%	-	1,277	-	-	325	-	-	-
2.20%	-	178	-	-	-	-	-	-
2.25%	-	644	-	-	1,071	-	-	-
2.30%	-	183	-	-	-	-	-	-
2.35%	-	360	-	-	97	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	9	-	-	-
2.55%	-	101	-	-	-	-	-	-
2.60%	-	26	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$159,714	400,161	240,434	172,002	215,223	191,033	15,654	66,058

	FHI2	FHI2R	FHISR	FMMP	FOP	FOS	FO2	FO2R

0.95%	$21,933	3,594	3,484	31,973	-	27,303	18,679	15,704
1.00%	10,947	446	871	31,623	-	25,427	10,382	4,696
1.05%	2,340	78	457	9,629	-	2,851	652	864
1.10%	11,669	2,394	-	6,396	-	171	5,928	7,251
1.15%	6,354	3,672	-	2,358	-	336	2,709	5,022
1.20%	2,133	328	7	253	-	203	1,175	1,691
1.25%	2,249	237	-	1,539	-	66	551	581
1.30%	944	1,298	-	32,659	40,714	16	120	2,858
1.35%	663	44	-	-	-	-	120	433
1.40%	29,660	4,433	-	169,485	216,443	76	8,129	19,663
1.45%	4,061	106	-	2,607	3,265	1,667	471	308
1.50%	935	-	-	8,136	1,540	53	517	317
1.55%	13,517	3,076	-	4,254	-	-	5,764	13,501
1.60%	4,803	2,529	-	1,393	-	-	915	2,676
1.65%	1,687	177	-	212	-	-	1,016	1,906
1.70%	628	66	-	92	-	31	223	777
1.75%	1,986	-	-	9	-	-	363	1,933
1.80%	151	12	-	8	-	-	23	2,999
1.85%	51	179	-	1	-	-	-	616
1.90%	17	-	-	-	-	-	-	15
1.95%	493	-	-	11	-	-	483	61
2.00%	247	1,606	-	-	-	-	131	3,257
2.05%	-	9	-	-	-	-	-	-
2.10%	6	-	-	-	-	-	16	17
2.15%	-	-	-	-	-	-	331	-
2.20%	-	-	-	-	-	-	-	-
2.25%	76	-	-	106	-	-	84	192
2.30%	-	-	-	-	-	-	225	711
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	227
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$117,550	24,284	4,819	302,744	261,962	58,200	59,007	88,276

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FOSR	FVS	FV2	FAMGP	FAMGS	FAMG2	FAMP	FAMS

0.95%	$5,021	2,263	1,492	-	8,818	4,182	-	12,700
1.00%	1,211	1,344	385	-	10,007	3,411	-	10,874
1.05%	662	170	1,026	-	1,060	109	-	3,760
1.10%	2,242	74	1,382	-	165	1,599	-	-
1.15%	-	-	793	-	-	310	-	-
1.20%	83	-	140	-	31	147	-	-
1.25%	-	-	-	-	15	403	-	-
1.30%	-	-	-	4,650	-	-	7,787	-
1.35%	20	-	95	-	-	-	-	-
1.40%	408	-	2,837	27,011	248	941	42,539	-
1.45%	1,095	-	130	1,110	-	723	1,349	-
1.50%	-	-	-	366	48	379	256	56
1.55%	163	-	2,065	-	-	306	-	-
1.60%	-	-	-	-	-	117	-	-
1.65%	-	-	60	-	-	46	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	5	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	46	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$10,905	3,851	10,410	33,137	20,392	12,719	51,931	27,390

	FAM2	FCP	FCS	FC2	FIP	FIGBP	FAGRS	FAGR2

0.95%	$5,953	-	109,009	87,254	101,816	56,783	491	3,083
1.00%	4,605	-	88,429	28,915	59,657	34,506	130	422
1.05%	703	-	19,596	4,683	14,130	16,135	-	205
1.10%	1,729	-	18,705	53,357	11,437	10,558	-	2,572
1.15%	2,190	-	260	22,085	2,357	2,772	-	1,984
1.20%	326	-	971	10,298	2,048	1,377	-	611
1.25%	1,321	-	265	12,063	1,253	813	-	137
1.30%	-	78,329	178	12,516	32,380	31,884	-	177
1.35%	-	-	668	3,525	926	86	-	193
1.40%	3,298	386,269	1,736	92,946	171,421	163,438	-	7,571
1.45%	864	11,112	4,528	8,248	12,090	7,592	-	839
1.50%	924	4,033	952	5,740	5,159	2,682	-	117
1.55%	1,036	-	1,679	110,155	9,839	6,541	-	4,841
1.60%	574	-	122	22,044	113	164	-	3,798
1.65%	79	-	326	9,758	628	159	-	264
1.70%	174	-	16	9,666	403	335	-	301
1.75%	-	-	-	12,617	9	9	-	173
1.80%	-	-	162	11,750	31	238	-	296
1.85%	-	-	60	5,682	-	9	-	1,022
1.90%	-	-	-	271	-	1	-	-
1.95%	-	-	-	2,318	26	33	-	437
2.00%	-	-	-	7,173	90	194	-	56
2.05%	-	-	-	3,059	-	-	-	-
2.10%	-	-	-	331	-	-	-	-
2.15%	-	-	-	2,541	-	-	-	500
2.20%	-	-	-	1,314	-	-	-	-
2.25%	-	-	-	3,191	-	-	-	676
2.30%	-	-	-	266	-	-	-	-
2.35%	-	-	-	757	-	-	-	94
2.40%	-	-	-	86	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	50	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$23,776	479,743	247,662	544,659	425,813	336,309	621	30,369

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FBP	FBS	FB2	FDCAS	FDCA2	FGIP	FGIS	FGI2

0.95%	$-	34,681	12,343	2,662	5,394	-	49,085	20,845
1.00%	-	22,034	10,170	217	2,240	-	45,320	11,658
1.05%	-	5,296	759	-	366	-	17,105	2,197
1.10%	-	362	6,650	-	3,280	-	-	12,457
1.15%	-	127	1,202	-	2,055	-	142	6,398
1.20%	-	7	732	36	729	-	301	3,302
1.25%	-	-	1,194	-	972	-	398	2,537
1.30%	46,384	46	27	-	102	18,269	16	1,445
1.35%	-	-	560	-	28	-	-	857
1.40%	271,601	-	7,144	-	5,670	109,314	143	15,031
1.45%	1,917	-	2,747	-	1,236	3,224	161	2,445
1.50%	1,597	55	841	-	501	2,027	-	538
1.55%	-	-	6,540	-	6,246	-	-	14,014
1.60%	-	-	985	-	234	-	-	3,406
1.65%	-	-	724	-	341	-	-	1,480
1.70%	-	26	126	-	40	-	25	1,009
1.75%	-	-	9	-	453	-	-	2,711
1.80%	-	-	76	-	39	-	-	1,453
1.85%	-	-	-	-	121	-	-	1,141
1.90%	-	-	-	-	64	-	-	67
1.95%	-	-	698	-	-	-	-	453
2.00%	-	-	185	-	-	-	-	-
2.05%	-	-	-	-	181	-	-	1,168
2.10%	-	-	-	-	-	-	-	17
2.15%	-	-	-	-	204	-	-	360
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	347	-	-	469
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	207	-	-	332
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	9
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	26
2.70%	-	-	-	-	-	-	-	-

Totals	$321,499	62,634	53,712	2,915	31,050	132,834	112,696	107,825

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FGOP	FGOS	FGO2	FMCP	FMCS	FMC2	FVSS	FVSS2

0.95%	$-	55,472	9,610	-	57,463	97,478	625	8,647
1.00%	-	52,697	7,104	-	38,746	37,230	-	3,536
1.05%	-	11,041	517	-	7,167	2,841	-	184
1.10%	-	705	2,002	-	1,160	58,641	2,263	4,026
1.15%	-	38	1,598	-	467	18,747	224	3,667
1.20%	-	128	1,034	-	320	8,801	-	443
1.25%	-	351	415	-	205	10,171	27	1,433
1.30%	98,214	68	46	46,228	42	5,647	-	2,746
1.35%	-	-	420	-	-	3,510	-	307
1.40%	579,128	384	2,339	-	6	82,663	65	7,631
1.45%	4,474	-	624	-	3,928	10,432	-	794
1.50%	4,292	394	476	-	289	5,148	-	953
1.55%	-	-	984	-	-	93,347	731	7,953
1.60%	-	-	35	-	-	13,156	-	3,628
1.65%	-	-	68	-	165	5,043	-	2,158
1.70%	-	11	49	-	-	6,898	-	817
1.75%	-	-	-	-	-	6,758	-	1,080
1.80%	-	-	24	-	-	5,528	-	608
1.85%	-	-	-	-	28	3,535	-	658
1.90%	-	-	-	-	-	3,428	-	490
1.95%	-	-	-	-	-	749	-	-
2.00%	-	-	-	-	-	16,582	-	703
2.05%	-	-	-	-	-	4,806	-	2,894
2.10%	-	-	-	-	-	99	-	20
2.15%	-	-	-	-	-	1,886	-	434
2.20%	-	-	-	-	-	559	-	694
2.25%	-	-	119	-	-	5,610	-	1,776
2.30%	-	-	-	-	-	453	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	63	-	32
2.45%	-	-	-	-	-	4	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$686,108	121,289	27,464	46,228	109,986	509,813	3,935	58,312

	TIF	FTVFA2	FTVRDI	JARLCS	MIGSC	MMCGSC	MNDSC	MVFSC

0.95%	$778	64	5,533	428	5,572	8,700	3,947	11,037
1.00%	-	-	-	192	32	1,005	281	2,845
1.05%	57	-	-	25	142	63	98	1,140
1.10%	3,438	5	13,475	293	3,386	4,259	4,861	11,170
1.15%	-	-	49	28	6,307	2,112	4,529	9,534
1.20%	26	-	414	350	1,023	810	242	1,429
1.25%	-	1	-	-	1,285	959	445	556
1.30%	-	-	50	172	1,616	2,954	1,762	4,205
1.35%	94	-	725	2	180	563	181	257
1.40%	308	79	1,423	482	5,793	10,997	7,197	15,373
1.45%	-	-	-	49	918	1,000	47	1,920
1.50%	-	-	388	54	17	225	170	261
1.55%	407	126	3,603	462	1,918	6,485	2,122	14,104
1.60%	-	102	-	108	2,236	6,680	1,104	7,801
1.65%	-	-	21	464	1,663	1,546	363	3,775
1.70%	-	-	-	379	2,228	575	312	2,651
1.75%	-	-	-	44	1,609	1,440	313	5,350
1.80%	-	-	-	29	562	471	52	379
1.85%	-	-	-	19	1,232	916	257	2,435
1.90%	-	-	-	-	74	1,049	-	99
1.95%	-	-	-	-	233	713	-	630
2.00%	-	-	-	-	180	1,106	302	1,043
2.05%	-	-	-	133	1,093	897	366	421
2.10%	-	-	-	44	103	104	-	71
2.15%	-	-	-	492	1,758	771	-	-
2.20%	-	-	-	-	293	217	-	553
2.25%	-	-	-	182	207	1,284	-	182
2.30%	-	-	-	-	825	203	-	-
2.35%	-	-	-	-	4,064	690	-	-
2.40%	-	-	-	-	455	-	-	-
2.45%	-	-	-	-	9	3	3	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	258	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$5,108	377	25,681	4,431	47,271	58,797	28,954	99,221

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	VFLG2	VFLV2	VFMG2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

0.95%	$6,425	5,426	62,608	9,819	4,031	10,102	7,968	753
1.00%	-	-	-	6,841	1,322	4,749	796	341
1.05%	-	-	247	487	638	437	279	-
1.10%	10,928	15,463	128,238	12,571	4,295	4,061	5,689	1,039
1.15%	-	50	14,652	737	992	690	449	1,449
1.20%	127	452	5,798	143	657	380	361	9
1.25%	-	34	894	304	68	339	61	-
1.30%	-	-	2,713	108	956	622	411	212
1.35%	242	341	4,255	395	56	99	286	32
1.40%	3,217	3,206	14,408	15,337	7,603	5,971	3,692	781
1.45%	-	-	-	175	40	262	120	29
1.50%	-	247	3,683	112	-	143	7	-
1.55%	3,143	5,939	35,374	19,219	3,802	5,663	3,441	558
1.60%	-	-	2,485	410	1,649	953	1,460	585
1.65%	-	88	769	568	1,393	724	2,077	135
1.70%	-	-	68	2,252	763	541	653	-
1.75%	-	-	-	1,073	511	959	40	39
1.80%	-	-	499	2,810	1,461	331	2,157	-
1.85%	-	-	110	1,731	1,060	1,325	326	148
1.90%	-	-	-	26	-	-	12	-
1.95%	-	-	-	173	-	-	-	-
2.00%	-	-	-	45	-	372	555	-
2.05%	-	-	-	223	-	237	-	122
2.10%	-	-	-	86	-	43	42	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$24,082	31,246	276,801	75,645	31,297	39,003	30,882	6,232

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2

0.95%	$-	57	520	114	16	-	-	19
1.00%	-	-	348	343	158	-	-	-
1.05%	-	-	-	-	31	-	-	-
1.10%	-	44	-	95	641	34	-	-
1.15%	-	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	32
1.25%	-	-	-	-	-	-	-	-
1.30%	-	146	-	-	-	-	77	-
1.35%	-	-	-	-	-	-	-	-
1.40%	9	-	115	686	483	14	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	463	-	110	-	-	290	117
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	8	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	79	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$9	789	983	1,348	1,329	56	367	168

	HIBF3	GEM2	GEM6	NVIE6	GBF	GVIDA	GVIDC	GVIDM

0.95%	$-	4,509	17,999	164	49,659	19,381	36,458	174,252
1.00%	-	922	8,709	83	8,284	1,053	1,716	7,101
1.05%	-	133	2,528	-	4,505	823	1,440	5,683
1.10%	1,180	3,697	6,743	33	39,545	30,403	45,483	207,010
1.15%	-	766	3,130	-	12,493	7,539	29,892	135,391
1.20%	-	143	1,897	-	4,425	1,214	13,940	36,442
1.25%	-	208	523	-	3,830	1,834	5,648	41,478
1.30%	-	668	2,923	-	6,721	12,334	15,766	66,689
1.35%	42	-	900	-	2,010	1,698	4,554	5,697
1.40%	-	7,192	24,997	123	63,116	38,057	43,824	262,105
1.45%	-	99	596	11	3,056	19,653	1,955	31,701
1.50%	-	867	341	-	2,294	1,212	1,759	6,572
1.55%	721	3,923	19,671	44	29,764	9,174	28,911	194,943
1.60%	-	215	4,651	87	21,367	25,389	21,322	165,515
1.65%	-	25	5,018	-	10,540	15,222	15,339	25,924
1.70%	-	8	1,348	-	2,381	8,339	7,861	27,202
1.75%	-	-	3,688	-	3,693	3,820	12,193	46,523
1.80%	-	-	5,602	127	1,540	3,670	3,270	14,633
1.85%	-	107	2,476	-	6,065	1,456	6,584	11,451
1.90%	-	-	74	-	957	5,126	-	12,275
1.95%	-	-	74	-	58	101	1,102	2,133
2.00%	-	910	18,052	-	8,644	2,643	16	5,213
2.05%	-	459	33	-	433	14,932	211	6,418
2.10%	-	-	29	-	28	-	14	1,735
2.15%	-	-	-	-	-	471	2,317	5,632
2.20%	-	-	-	-	-	382	-	845
2.25%	-	-	178	-	-	3,719	281	2,928
2.30%	-	-	48	-	233	421	-	240
2.35%	-	-	-	-	60	310	-	1,185
2.40%	-	-	-	-	-	-	-	187
2.45%	-	-	-	-	-	-	-	663
2.55%	-	-	-	-	-	-	-	158
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$1,943	24,851	132,228	672	285,701	230,376	301,856	1,505,924

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVDMA	GVDMC	NVLCP2	SGRF2	MCIF	MCIF2	SAM	NVMIG6

0.95%	$98,840	51,529	30	552	2,659	12,629	113,523	-
1.00%	3,739	2,652	-	132	-	1,537	44,268	73
1.05%	770	1,173	-	-	-	575	5,240	-
1.10%	66,449	83,099	-	629	6,177	8,711	88,445	-
1.15%	34,687	50,153	-	56	406	5,067	19,203	-
1.20%	10,692	6,293	-	104	126	1,077	8,636	-
1.25%	30,018	13,033	-	20	-	325	6,048	-
1.30%	15,788	34,195	-	-	-	3,863	3,976	-
1.35%	4,136	3,334	-	-	234	831	2,610	-
1.40%	158,135	81,923	-	42	1,182	17,465	123,066	-
1.45%	30,448	9,921	-	-	-	1,220	4,835	-
1.50%	4,085	4,755	-	-	403	147	3,449	-
1.55%	45,371	68,636	-	292	981	6,888	92,606	-
1.60%	61,516	50,970	-	20	75	5,469	17,353	-
1.65%	28,332	13,665	-	-	-	773	5,675	-
1.70%	16,290	8,051	-	-	-	1,544	8,073	-
1.75%	12,194	12,114	-	29	-	3,022	4,289	-
1.80%	4,985	1,249	-	-	-	570	3,629	-
1.85%	9,705	2,261	-	-	-	86	6,095	-
1.90%	6,198	174	-	-	-	456	581	-
1.95%	164	488	-	-	-	-	2,075	-
2.00%	3,407	1,179	-	-	-	196	5,175	-
2.05%	3,824	3,967	-	-	-	1,148	5,758	-
2.10%	5,328	-	-	-	-	19	1,729	-
2.15%	11,197	1,438	-	-	-	282	677	-
2.20%	9,239	1,722	-	-	-	-	2,157	-
2.25%	999	160	-	-	-	860	2,546	-
2.30%	127	-	-	-	-	581	1,009	-
2.35%	846	49	-	-	-	49	126	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	3	260	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	1,421	-	-	-	-	-	-	-

Totals	$678,930	508,183	30	1,876	12,243	75,393	583,112	73

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF

0.95%	$418	9,457	12	12	-	33	4,893	434
1.00%	-	2,211	-	-	-	-	1,243	-
1.05%	-	978	-	-	-	-	159	-
1.10%	1,827	4,770	-	-	-	-	2,081	3,262
1.15%	-	3,400	-	-	-	-	1,028	-
1.20%	-	131	-	-	-	-	557	74
1.25%	-	1,215	-	-	-	-	963	-
1.30%	-	784	-	-	-	-	526	-
1.35%	-	595	-	-	-	-	32	-
1.40%	623	11,889	153	37	-	-	4,260	269
1.45%	-	100	-	-	-	-	73	-
1.50%	-	86	-	-	-	-	-	-
1.55%	356	9,594	-	-	89	-	3,126	432
1.60%	-	1,371	-	-	-	-	1,263	-
1.65%	-	1,620	-	-	-	-	244	-
1.70%	-	1,351	-	-	-	-	334	-
1.75%	-	1,267	-	-	-	-	399	-
1.80%	-	360	-	-	-	-	158	-
1.85%	-	248	-	-	-	-	2,102	-
1.90%	-	13	-	-	-	-	-	-
1.95%	-	114	-	-	-	-	110	-
2.00%	-	459	-	-	-	-	110	-
2.05%	-	-	-	-	-	-	410	-
2.10%	-	19	-	-	-	-	9	-
2.15%	-	-	-	-	-	-	589	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	522	-	-	-	-	506	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	3	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$3,224	52,554	165	49	89	33	25,178	4,471

	SCVF2	SCF	SCF2	TRF2	NVNMO2	NVSTB2	NVRE2	AMRS

0.95%	$11,045	2,022	9,283	174	77	640	23	106
1.00%	1,553	-	2,252	9	-	172	-	-
1.05%	1,434	-	361	-	-	-	-	1
1.10%	4,234	2,915	7,576	285	-	6	3	1,240
1.15%	1,866	-	4,838	-	-	9	9	-
1.20%	886	33	1,142	-	-	32	-	-
1.25%	717	-	599	-	-	-	-	28
1.30%	511	-	799	140	-	-	-	-
1.35%	384	91	252	-	-	-	-	-
1.40%	9,286	471	9,319	129	81	85	45	199
1.45%	147	-	507	-	-	-	-	32
1.50%	1,157	113	116	-	-	-	-	-
1.55%	5,466	1,958	7,960	-	21	-	-	388
1.60%	3,230	-	2,678	91	-	110	-	282
1.65%	1,166	27	505	-	-	-	-	2
1.70%	396	-	1,983	-	-	-	152	-
1.75%	3,108	-	1,231	-	-	-	-	28
1.80%	353	-	526	-	-	-	-	64
1.85%	3,160	-	1,198	-	-	-	-	-
1.90%	-	-	43	-	-	-	-	-
1.95%	-	-	426	-	-	-	-	-
2.00%	8,562	-	2,348	-	-	610	-	-
2.05%	-	-	443	-	-	-	-	-
2.10%	20	-	31	-	-	-	-	-
2.15%	1,254	-	-	-	-	-	-	-
2.20%	476	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$60,411	7,630	56,416	828	179	1,664	232	2,370

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	AMSRS	OVCAFS	OVGS3	OVGS4	OVGS	OVGSS	OVHI3	OVHI

0.95%	$479	23,495	1,894	17,823	3,372	10,170	871	1,965
1.00%	57	861	-	5,670	-	2,313	-	-
1.05%	240	150	-	2,927	-	155	-	-
1.10%	163	21,810	3,566	9,450	2,226	10,193	1,251	8,683
1.15%	74	8,829	105	4,108	-	8,020	-	495
1.20%	-	3,327	32	1,143	-	551	-	24
1.25%	195	3,506	-	3,358	-	1,802	-	29
1.30%	-	5,553	-	2,467	-	1,356	-	-
1.35%	5	1,473	138	969	20	265	-	165
1.40%	1,594	25,249	1,882	19,375	25	16,335	232	515
1.45%	415	3,851	-	146	-	235	-	-
1.50%	182	905	337	53	-	972	5	-
1.55%	824	16,768	149	13,040	1,127	9,311	3	224
1.60%	461	9,790	-	5,085	-	4,054	-	-
1.65%	137	2,759	-	1,963	-	571	-	34
1.70%	423	1,548	-	2,061	-	1,556	-	-
1.75%	155	2,969	-	2,793	-	1,536	-	-
1.80%	656	802	-	4,639	-	6	-	-
1.85%	170	2,042	-	1,285	-	1,815	-	-
1.90%	-	2,138	-	4	-	-	-	-
1.95%	-	953	-	175	-	1,466	-	-
2.00%	-	367	-	2,409	-	74	-	-
2.05%	-	2,797	-	266	-	-	-	-
2.10%	-	75	-	142	-	43	-	-
2.15%	-	600	-	210	-	-	-	-
2.20%	203	430	-	168	-	-	-	-
2.25%	-	520	-	-	-	-	-	-
2.30%	-	512	-	-	-	-	-	-
2.35%	96	1,513	-	-	-	-	-	-
2.40%	-	301	-	-	-	-	-	-
2.45%	-	-	-	3	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	39	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$6,529	145,932	8,103	101,732	6,770	72,799	2,362	12,134

	OVSC	OVSCS	OVGIS	OVSBS	PVGIB	PVTIGB	PVTSCB	PVTVB

0.95%	$2,268	732	23,345	44,406	694	499	740	1,180
1.00%	-	281	1,618	10,721	123	151	-	111
1.05%	96	97	143	3,853	-	-	-	-
1.10%	4,449	1,822	22,449	33,948	455	3,186	2,530	2,408
1.15%	55	113	8,328	19,595	414	-	-	-
1.20%	107	183	4,497	3,469	149	-	-	69
1.25%	-	27	2,979	5,682	-	-	-	-
1.30%	-	166	2,926	6,072	2,499	-	-	608
1.35%	34	-	1,241	1,525	-	213	190	63
1.40%	601	737	30,408	46,459	2,092	957	-	336
1.45%	-	10	2,093	3,543	48	-	-	772
1.50%	-	-	1,105	3,879	-	-	356	434
1.55%	754	840	21,997	30,963	473	192	-	1,089
1.60%	-	627	12,298	11,971	142	-	-	25
1.65%	-	-	2,688	3,338	-	-	-	-
1.70%	-	-	2,836	4,842	9	192	-	60
1.75%	-	100	2,828	11,677	121	-	-	268
1.80%	-	31	897	7,185	14	-	-	-
1.85%	-	23	2,218	5,668	201	-	-	10
1.90%	-	-	4,104	674	-	-	-	32
1.95%	-	-	210	8	-	-	-	-
2.00%	-	-	150	3,474	-	-	-	-
2.05%	-	5	2,017	383	-	-	-	475
2.10%	-	-	254	158	16	-	-	-
2.15%	-	-	227	209	27	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	571	-	-	-	-	134
2.30%	-	-	-	238	75	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	8	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$8,364	5,794	154,435	263,940	7,552	5,390	3,816	8,074

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	STVGI	STVCA	STVVIS	STVMCE	STVSCV	DSRG	ACEG2	ACC2

0.95%	$24	-	-	-	556	864	4,373	25,438
1.00%	-	-	-	-	-	-	629	5,024
1.05%	-	-	-	-	-	-	337	1,453
1.10%	-	-	-	-	40	1,811	4,112	19,526
1.15%	313	-	405	-	-	-	4,756	9,181
1.20%	-	-	-	-	-	-	771	1,556
1.25%	-	-	-	-	-	19	2,464	4,150
1.30%	-	-	-	-	-	-	1,896	5,137
1.35%	-	-	-	-	-	-	109	381
1.40%	-	-	-	-	460	289	11,360	34,899
1.45%	107	121	-	372	-	-	1,075	2,715
1.50%	-	74	91	-	-	-	1,725	3,026
1.55%	-	-	-	-	-	778	2,097	21,093
1.60%	-	258	180	134	-	-	3,139	9,071
1.65%	-	67	40	41	-	-	1,966	4,244
1.70%	-	-	-	-	-	-	1,129	4,540
1.75%	-	-	-	-	-	-	2,366	8,374
1.80%	75	104	179	82	-	-	314	2,001
1.85%	-	136	98	74	-	-	1,740	1,789
1.90%	-	-	410	-	-	-	312	340
1.95%	-	-	-	-	-	-	-	518
2.00%	-	-	-	-	-	-	49	69
2.05%	-	-	-	-	-	-	1,078	1,838
2.10%	-	-	-	-	-	-	66	166
2.15%	-	-	-	-	-	-	-	1,408
2.20%	-	-	-	-	-	-	175	254
2.25%	-	-	-	-	-	-	786	-
2.30%	-	-	-	-	-	-	143	257
2.35%	-	-	-	-	-	-	-	81
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	9	3
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$519	760	1,403	703	1,056	3,761	48,976	168,532

	MSVF2	MSVREB

0.95%	$6,537	6,923
1.00%	1,126	1,124
1.05%	-	1,305
1.10%	1,821	2,961
1.15%	1,730	2,376
1.20%	1	397
1.25%	-	911
1.30%	153	1,294
1.35%	-	243
1.40%	1,108	8,973
1.45%	346	185
1.50%	68	959
1.55%	4,626	6,570
1.60%	1,884	1,411
1.65%	103	997
1.70%	225	556
1.75%	532	395
1.80%	-	1,014
1.85%	1,168	1,586
1.90%	-	77
1.95%	-	-
2.00%	-	150
2.05%	473	264
2.10%	8	48
2.15%	93	-
2.20%	-	-
2.25%	-	-
2.30%	-	398
2.35%	-	-
2.40%	-	-
2.45%	-	-
2.55%	-	-
2.60%	-	-
2.70%	-	-

Totals	$22,002	41,117

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $13,044,716 and $27,710,944, respectively, and total transfers from the Account to the fixed account were $43,755,437 and $11,954,587, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $318 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,839,544 and $147,640 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$774,663,018	0	$774,663,018

Accounts Receivable of $151,962 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Basic Value Fund - Series II (AVBV2)
2008	0.95%	to	2.60%	708,705	$6.39	to	5.69	$4,419,408	0.44%	-52.36%	to	-53.25%
2007	0.95%	to	2.60%	938,809	13.42	to	12.18	12,325,218	0.32%	0.40%	to	-1.24%
2006	0.95%	to	2.60%	1,147,537	13.37	to	12.33	15,064,760	0.12%	11.87%	to	10.06%
2005	0.95%	to	2.60%	1,394,538	11.95	to	11.20	16,429,623	0.00%	4.43%	to	2.73%
2004	0.95%	to	2.60%	1,498,502	11.44	to	10.90	16,966,976	0.00%	9.79%	to	8.05%
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
2008	0.95%	to	2.60%	182,489	7.35	to	6.54	1,304,807	0.00%	-43.17%	to	-44.19%
2007	0.95%	to	2.60%	230,439	12.93	to	11.73	2,909,473	0.00%	10.67%	to	8.86%
2006	0.95%	to	2.60%	267,318	11.68	to	10.77	3,059,928	0.00%	5.05%	to	3.35%
2005	0.95%	to	2.60%	290,170	11.12	to	10.42	3,175,311	0.00%	7.55%	to	5.80%
2004	0.95%	to	2.60%	330,900	10.34	to	9.85	3,375,836	0.00%	5.32%	to	3.63%
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	0.95%	to	1.40%	11,561	8.62	to	8.37	98,659	0.00%	-47.53%	to	-47.85%
2007	0.95%	to	1.40%	13,747	16.43	to	16.05	223,985	0.00%	9.79%	to	9.36%
2006	0.95%	to	1.40%	16,306	14.97	to	14.68	242,377	0.00%	15.42%	to	14.97%
2005	0.95%	to	1.40%	16,278	12.97	to	12.77	209,927	0.00%	8.57%	to	8.13%
2004	0.95%	to	1.40%	16,085	11.95	to	11.81	191,366	0.00%	14.40%	to	13.98%
AIM VIF - Capital Development Fund - Series II (AVCD2)
2008	0.95%	to	2.05%	26,173	7.92	to	9.88	217,628	0.00%	-47.63%	to	-48.29%
2007	0.95%	to	2.05%	44,378	15.12	to	19.11	736,261	0.00%	9.49%	to	8.34%
2006	0.95%	to	1.80%	32,190	13.81	to	17.80	487,463	0.00%	15.15%	to	14.25%
2005	0.95%	to	1.80%	19,368	11.99	to	15.58	252,192	0.00%	8.23%	to	7.36%
2004	0.95%	to	1.80%	7,100	11.08	to	14.52	83,456	0.00%	10.78%	to	10.19	%(a) (b)
AIM VIF - Core Equity Fund - Series I (AVGI)
2008	0.95%	to	1.55%	49,846	8.04	to	8.98	403,209	2.08%	-30.81%	to	-31.27%
2007	0.95%	to	1.55%	53,441	11.61	to	13.06	624,683	1.12%	7.08%	to	6.50%
2006	0.95%	to	1.55%	57,148	10.85	to	12.26	624,218	1.07%	8.46%	to	8.06	%(a) (b)
AIM VIF - Core Equity Fund - Series II (AVCE2)
2008	0.95%	to	2.35%	136,524	7.99	to	7.69	1,078,893	1.81%	-30.98%	to	-32.00%
2007	0.95%	to	2.35%	167,172	11.57	to	11.31	1,920,889	0.75%	6.85%	to	5.39%
2006	0.95%	to	2.35%	272,774	10.83	to	10.73	2,946,445	1.04%	8.29%	to	7.27	%(a) (b)
AIM VIF - International Growth Fund - Series II (AVIE2)
2008	0.95%	to	2.10%	47,870	13.13	to	12.15	616,506	0.41%	-41.11%	to	-41.86%
2007	0.95%	to	2.10%	65,393	22.30	to	20.89	1,435,476	0.34%	13.35%	to	12.14%
2006	0.95%	to	2.30%	91,233	19.67	to	18.45	1,774,544	0.90%	26.67%	to	25.07%
2005	0.95%	to	2.30%	110,019	15.53	to	14.75	1,692,289	0.55%	16.59%	to	15.10%
2004	0.95%	to	2.30%	128,816	13.32	to	12.81	1,704,214	0.47%	22.53%	to	20.98%
AIM VIF - Mid Cap Core Equity Fund - Series I (AVMCCI)
2008	0.95%	to	1.55%	48,207	11.03	to	10.62	527,777	1.53%	-29.20%	to	-29.66%
2007	0.95%	to	1.55%	53,323	15.58	to	15.09	825,585	0.22%	8.50%	to	7.90%
2006	0.95%	to	1.65%	61,022	14.36	to	13.92	871,512	0.95%	10.19%	to	9.45%
2005	0.95%	to	1.75%	63,405	13.03	to	12.67	822,685	0.54%	6.60%	to	5.79%
2004	0.95%	to	1.75%	59,558	12.23	to	11.98	725,829	0.17%	12.74%	to	11.92%
AIM VIF - Premier Equity Fund - Series I (AVV)
2005	0.95%	to	1.55%	50,633	11.15	to	9.24	555,376	0.86%	4.65%	to	4.05%
2004	0.95%	to	1.55%	49,381	10.65	to	8.88	517,581	0.54%	4.77%	to	4.19%
AIM VIF - Premier Equity Fund - Series II (AVV2)
2005	0.95%	to	2.35%	210,269	9.93	to	9.39	2,055,863	0.61%	4.36%	to	2.92%
2004	0.95%	to	2.35%	227,049	9.51	to	9.13	2,135,771	0.33%	4.49%	to	3.07%

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
2008	0.95%	to	2.40%	448,444	$8.52	to	7.70	$3,717,863	1.79%	-41.26%	to	-42.20%
2007	0.95%	to	2.40%	604,644	14.50	to	13.32	8,564,579	1.22%	3.86%	to	2.39%
2006	0.95%	to	2.40%	735,403	13.96	to	13.01	10,073,140	1.14%	15.88%	to	14.23%
2005	0.95%	to	2.40%	845,191	12.05	to	11.39	10,034,933	1.27%	3.61%	to	2.13%
2004	0.95%	to	2.40%	878,709	11.63	to	11.15	10,112,127	0.76%	10.17%	to	8.64%
AllianceBernstein VPS - International Value Portfolio - Class B (ALVIVB)
2008	0.95%	to	2.40%	151,300	12.44	to	11.26	1,839,874	0.93%	-53.73%	to	-54.49%
2007	0.95%	to	2.40%	205,466	26.88	to	24.75	5,422,580	0.99%	4.57%	to	3.12%
2006	0.95%	to	2.40%	271,312	25.70	to	24.00	6,873,247	1.34%	33.84%	to	32.03%
2005	0.95%	to	2.40%	323,653	19.20	to	18.18	6,148,550	0.48%	15.42%	to	13.83%
2004	0.95%	to	2.40%	380,692	16.64	to	15.97	6,281,818	0.46%	23.70%	to	22.03%
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
2008	0.95%	to	2.30%	194,058	7.33	to	6.67	1,385,302	0.00%	-40.39%	to	-41.26%
2007	0.95%	to	2.40%	235,240	12.29	to	11.28	2,827,412	0.00%	12.53%	to	10.92%
2006	0.95%	to	2.40%	261,485	10.93	to	10.17	2,803,216	0.00%	-1.58%	to	-2.98%
2005	0.95%	to	2.40%	324,021	11.10	to	10.48	3,541,590	0.00%	13.75%	to	12.14%
2004	0.95%	to	2.40%	318,337	9.76	to	9.35	3,071,305	0.00%	7.32%	to	5.80%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
2008	0.95%	to	2.40%	469,478	11.42	to	10.34	5,244,615	0.46%	-36.36%	to	-37.36%
2007	0.95%	to	2.40%	610,638	17.94	to	16.50	10,745,008	0.77%	0.56%	to	-0.86%
2006	0.95%	to	2.40%	750,612	17.84	to	16.65	13,182,370	0.24%	13.12%	to	11.52%
2005	0.95%	to	2.40%	865,217	15.77	to	14.93	13,486,108	0.56%	5.62%	to	4.14%
2004	0.95%	to	2.40%	898,836	14.94	to	14.33	13,302,384	0.08%	17.94%	to	16.34%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.95%	to	1.65%	59,553	10.96	to	9.72	637,485	0.86%	-31.57%	to	-32.12%
2007	0.95%	to	1.65%	64,660	16.02	to	14.32	1,014,236	0.41%	-1.60%	to	-2.26%
2006	0.95%	to	1.65%	75,679	16.28	to	14.65	1,210,663	0.41%	13.33%	to	12.59%
2005	0.95%	to	1.75%	78,129	14.37	to	12.97	1,103,814	0.00%	6.22%	to	5.43%
2004	0.95%	to	1.75%	70,029	13.53	to	12.30	938,233	0.46%	20.73%	to	19.88%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.95%	to	1.65%	165,235	9.10	to	7.15	1,399,433	2.10%	-37.74%	to	-38.24%
2007	0.95%	to	1.65%	178,617	14.61	to	11.57	2,450,522	1.75%	4.25%	to	3.57%
2006	0.95%	to	1.60%	185,956	14.02	to	11.20	2,458,545	1.65%	14.40%	to	13.70%
2005	0.95%	to	1.60%	196,318	12.25	to	9.85	2,280,067	1.64%	3.70%	to	3.06%
2004	0.95%	to	1.60%	174,082	11.81	to	9.56	1,983,446	1.98%	9.59%	to	8.95%
Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)
2008	0.95%	to	2.35%	225,035	10.13	to	9.38	2,239,942	1.70%	-37.92%	to	-38.86%
2007	0.95%	to	2.35%	296,978	16.32	to	15.34	4,773,801	1.51%	3.99%	to	2.57%
2006	0.95%	to	2.35%	341,893	15.69	to	14.96	5,302,944	1.37%	14.11%	to	12.55%
2005	0.95%	to	2.35%	360,175	13.75	to	13.29	4,915,059	1.41%	3.44%	to	2.02%
2004	0.95%	to	2.35%	363,953	13.29	to	13.02	4,817,048	1.78%	9.30%	to	7.84%
Federated IS - American Leaders Fund II - Service Class (FALFS)
2008	0.95%	to	2.25%	144,291	7.74	to	7.08	1,096,433	1.53%	-34.59%	to	-35.54%
2007	0.95%	to	2.25%	177,540	11.83	to	10.99	2,064,880	1.30%	-10.72%	to	-11.87%
2006	0.95%	to	2.25%	209,203	13.25	to	12.47	2,731,670	1.25%	15.38%	to	13.91%
2005	0.95%	to	2.25%	237,603	11.48	to	10.95	2,697,263	1.25%	3.78%	to	2.46%
2004	0.95%	to	2.25%	242,829	11.07	to	10.68	2,663,199	1.28%	8.46%	to	7.12%
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
2008	0.95%	to	2.30%	136,194	9.29	to	8.48	1,240,660	0.02%	-30.34%	to	-31.33%
2007	0.95%	to	2.30%	192,620	13.34	to	12.35	2,518,355	0.57%	8.59%	to	7.18%
2006	0.95%	to	2.30%	213,327	12.28	to	11.53	2,577,261	0.54%	14.68%	to	13.16%
2005	0.95%	to	2.30%	236,385	10.71	to	10.19	2,499,084	0.80%	0.73%	to	-0.61%
2004	0.95%	to	2.30%	266,015	10.63	to	10.25	2,800,440	0.46%	6.09%	to	4.71%
Federated IS - High Income Bond II - Service Class (FHIBS)
2008	0.95%	to	2.10%	546,407	10.88	to	10.06	5,803,265	9.79%	-26.80%	to	-27.68%
2007	0.95%	to	2.10%	733,907	14.87	to	13.91	10,679,523	7.88%	2.20%	to	1.05%
2006	0.95%	to	2.10%	875,905	14.55	to	13.77	12,509,632	8.16%	9.52%	to	8.28%
2005	0.95%	to	2.10%	944,507	13.28	to	12.71	12,361,109	7.61%	1.30%	to	0.16%
2004	0.95%	to	2.10%	1,065,920	13.11	to	12.69	13,837,890	6.77%	9.11%	to	7.91%

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS - International Equity Fund II Class (FVIE2)
2008	0.95%	to	1.40%	10,516	$8.49	to	8.25	$88,622	0.63%	-46.24%	to	-46.56%
2007	0.95%	to	1.40%	14,935	15.80	to	15.43	234,292	0.18%	8.50%	to	8.07%
2006	0.95%	to	1.40%	15,736	14.56	to	14.28	227,795	0.19%	17.76%	to	17.32%
2005	0.95%	to	1.40%	15,775	12.37	to	12.17	194,159	0.00%	8.04%	to	7.60%
2004	0.95%	to	1.40%	18,034	11.45	to	11.31	205,713	0.00%	12.98%	to	12.57%
Federated IS - Mid Cap Growth Strategies Fund II Class (FVGS2)
2008	0.95%	to	1.65%	44,308	10.11	to	9.66	442,313	0.00%	-44.03%	to	-44.48%
2007	0.95%	to	1.65%	47,645	18.07	to	17.41	851,505	0.00%	16.89%	to	16.14%
2006	0.95%	to	1.65%	55,039	15.46	to	14.99	843,482	0.00%	7.21%	to	6.51%
2005	0.95%	to	1.65%	54,951	14.42	to	14.07	787,053	0.00%	11.64%	to	10.92%
2004	0.95%	to	1.65%	56,524	12.92	to	12.69	726,618	0.00%	14.33%	to	13.63%
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.95%	to	1.65%	239,911	11.20	to	11.28	2,675,497	5.26%	-8.17%	to	-8.81%
2007	0.95%	to	1.65%	276,522	12.19	to	12.38	3,362,257	4.59%	4.38%	to	3.66%
2006	0.95%	to	1.65%	279,545	11.68	to	11.94	3,265,829	3.95%	3.17%	to	2.45%
2005	0.95%	to	1.65%	295,088	11.32	to	11.65	3,346,301	3.71%	0.34%	to	-0.36%
2004	0.95%	to	1.65%	301,028	11.28	to	11.70	3,406,732	3.89%	2.64%	to	1.93%
Federated IS - Quality Bond Fund II - Service Class (FQBS)
2008	0.95%	to	2.20%	780,704	11.14	to	10.24	8,506,293	5.06%	-8.43%	to	-9.58%
2007	0.95%	to	2.20%	1,014,677	12.16	to	11.33	12,109,722	4.72%	4.14%	to	2.84%
2006	0.95%	to	2.20%	1,265,396	11.68	to	11.02	14,551,816	3.76%	2.94%	to	1.65%
2005	0.95%	to	2.20%	1,316,031	11.35	to	10.84	14,750,616	3.61%	0.03%	to	-1.22%
2004	0.95%	to	2.20%	1,438,086	11.34	to	10.97	16,160,311	4.05%	2.34%	to	1.06%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	1.30%	to	1.50%	997,322	11.61	to	9.57	11,365,561	2.20%	-43.40%	to	-43.52%
2007	1.30%	to	1.50%	1,310,249	20.51	to	16.95	26,437,845	1.68%	0.20%	to	0.00%
2006	1.30%	to	1.50%	1,675,332	20.47	to	16.95	33,754,419	3.25%	18.64%	to	18.40%
2005	1.30%	to	1.50%	2,268,978	17.26	to	14.31	38,463,175	1.72%	4.49%	to	4.28%
2004	1.30%	to	1.50%	2,896,630	16.51	to	13.73	46,980,762	1.62%	10.08%	to	9.86%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.95%	to	1.80%	1,051,714	9.49	to	8.11	9,594,707	2.17%	-43.25%	to	-43.82%
2007	0.95%	to	1.80%	1,342,707	16.72	to	14.44	21,651,322	1.52%	0.45%	to	-0.35%
2006	0.95%	to	1.80%	1,848,034	16.65	to	14.49	29,848,200	3.06%	18.94%	to	17.99%
2005	0.95%	to	1.80%	2,510,246	13.99	to	12.28	34,352,955	1.60%	4.76%	to	3.90%
2004	0.95%	to	1.75%	2,974,661	13.36	to	11.85	39,071,642	1.43%	10.32%	to	9.53%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	0.95%	to	2.60%	2,201,159	8.39	to	6.64	17,684,718	1.91%	-43.36%	to	-44.39%
2007	0.95%	to	2.60%	3,198,721	14.81	to	11.94	44,920,124	1.56%	0.31%	to	-1.31%
2006	0.95%	to	2.60%	3,777,054	14.77	to	12.10	52,827,666	2.90%	18.79%	to	16.88%
2005	0.95%	to	2.60%	4,235,309	12.43	to	10.35	49,887,171	1.44%	4.57%	to	2.87%
2004	0.95%	to	2.60%	4,658,436	11.89	to	10.06	52,594,896	1.33%	10.18%	to	8.43%
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2008	1.30%	to	1.50%	987,600	10.29	to	8.68	9,950,382	0.73%	-47.86%	to	-47.96%
2007	1.30%	to	1.50%	1,220,889	19.74	to	16.69	23,620,044	0.85%	25.31%	to	25.05%
2006	1.30%	to	1.50%	1,587,272	15.76	to	13.34	24,502,919	0.43%	5.46%	to	5.25%
2005	1.30%	to	1.50%	2,270,865	14.94	to	12.68	33,250,199	0.53%	4.43%	to	4.22%
2004	1.30%	to	1.50%	3,223,167	14.31	to	12.17	45,294,082	0.29%	2.03%	to	1.83%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	0.95%	to	1.65%	1,178,043	8.75	to	5.61	10,160,222	0.66%	-47.74%	to	-48.11%
2007	0.95%	to	1.70%	1,451,639	16.75	to	11.35	23,999,276	0.65%	25.66%	to	24.79%
2006	0.95%	to	1.70%	2,071,785	13.33	to	9.10	26,927,897	0.31%	5.72%	to	4.96%
2005	0.95%	to	1.70%	3,024,143	12.61	to	8.67	37,295,902	0.40%	4.67%	to	3.90%
2004	0.95%	to	1.70%	3,820,516	12.04	to	8.34	45,077,084	0.17%	2.28%	to	1.57%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	0.95%	to	2.35%	1,957,567	4.61	to	5.16	9,226,547	0.47%	-47.81%	to	-48.60%
2007	0.95%	to	2.45%	2,980,613	8.84	to	9.95	27,521,681	0.41%	25.45%	to	23.62%
2006	0.95%	to	2.45%	3,550,271	7.04	to	8.05	26,931,305	0.17%	5.56%	to	4.01%
2005	0.95%	to	2.45%	4,427,606	6.67	to	7.74	32,024,884	0.27%	4.50%	to	2.94%
2004	0.95%	to	2.45%	5,106,094	6.39	to	7.52	35,419,888	0.13%	2.14%	to	0.66%
(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	1.30%	to	1.50%	1,013,037	$9.25	to	7.72	$9,204,648	7.72%	-25.96%	to	-26.11%
2007	1.30%	to	1.50%	1,346,504	12.50	to	10.44	16,560,408	7.01%	1.44%	to	1.24%
2006	1.30%	to	1.50%	1,918,167	12.32	to	10.31	23,269,712	6.62%	9.79%	to	9.57%
2005	1.30%	to	1.50%	2,687,632	11.22	to	9.41	29,688,053	14.55%	1.37%	to	1.16%
2004	1.30%	to	1.50%	3,630,254	11.07	to	9.31	39,524,939	8.08%	8.17%	to	7.95%
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
2008	1.40%	to	1.45%	144,845	7.26	to	7.25	1,051,086	10.32%	-25.94%	to	-25.97%
2007	1.40%	to	1.45%	183,544	9.80	to	9.79	1,798,322	16.79%	-2.02%	to	-2.06	%(a) (b)
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	0.95%	to	1.50%	577,479	7.80	to	7.28	4,483,080	7.59%	-25.78%	to	-26.19%
2007	0.95%	to	1.50%	788,760	10.50	to	9.86	8,254,967	6.81%	1.68%	to	1.11%
2006	0.95%	to	1.50%	1,155,293	10.33	to	9.75	11,904,498	6.18%	10.12%	to	9.51%
2005	0.95%	to	1.50%	1,819,246	9.38	to	8.91	17,032,691	14.40%	1.55%	to	0.99%
2004	0.95%	to	1.50%	2,423,282	9.24	to	9.57	22,349,842	8.19%	8.43%	to	7.89%
Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FHI2)
2008	0.95%	to	2.00%	683,721	8.20	to	6.86	5,401,594	6.41%	-25.85%	to	-26.67%
2007	0.95%	to	2.25%	1,259,532	11.06	to	9.15	13,218,372	6.75%	1.56%	to	0.26%
2006	0.95%	to	2.25%	1,867,791	10.89	to	9.13	19,198,055	7.42%	9.97%	to	8.57%
2005	0.95%	to	2.25%	2,043,436	9.90	to	8.41	19,137,290	14.45%	1.34%	to	0.04%
2004	0.95%	to	2.30%	2,341,459	9.77	to	8.38	21,685,188	7.89%	8.34%	to	6.93%
Fidelity(R) VIP - High Income Portfolio - Service Class 2R (FHI2R)
2008	0.95%	to	2.00%	204,856	7.29	to	7.15	1,484,566	8.72%	-25.89%	to	-26.71%
2007	0.95%	to	2.05%	229,788	9.83	to	9.76	2,254,241	16.83%	-1.68%	to	-2.41	%(a) (b)
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
2008	0.95%	to	1.20%	51,824	7.30	to	7.27	378,158	9.25%	-25.69%	to	-25.88%
2007	0.95%	to	1.20%	55,900	9.82	to	9.81	549,020	16.34%	-1.77%	to	-1.94	%(a) (b)
Fidelity(R) VIP - Money Market Portfolio - Initial Class (FMMP)
2008	0.95%	to	1.80%	1,755,894	13.41	to	11.71	23,422,359	2.98%	2.05%	to	1.17%
2007	0.95%	to	1.95%	1,692,808	13.14	to	11.57	22,140,604	4.91%	4.18%	to	3.14%
2006	0.95%	to	1.95%	2,404,784	12.62	to	11.22	30,299,680	4.92%	3.90%	to	2.87%
2005	0.95%	to	1.95%	2,635,345	12.14	to	10.91	31,983,967	3.08%	2.07%	to	1.05%
2004	0.95%	to	1.95%	3,218,350	11.90	to	10.80	38,382,444	1.14%	0.25%	to	-0.76%
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	1.30%	to	1.50%	936,068	12.38	to	10.34	11,429,678	2.34%	-44.54%	to	-44.65%
2007	1.30%	to	1.50%	1,197,734	22.32	to	18.68	26,404,069	3.32%	15.78%	to	15.54%
2006	1.30%	to	1.50%	1,500,483	19.28	to	16.17	28,566,943	0.92%	16.55%	to	16.31%
2005	1.30%	to	1.50%	1,847,746	16.54	to	13.90	30,143,611	0.65%	17.50%	to	17.27%
2004	1.30%	to	1.50%	2,254,225	14.08	to	11.85	31,347,848	1.21%	12.16%	to	11.93%
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	0.95%	to	1.45%	332,003	10.43	to	8.73	3,433,097	2.15%	-44.40%	to	-44.68%
2007	0.95%	to	1.70%	448,229	18.76	to	16.53	8,348,164	3.09%	16.09%	to	15.30%
2006	0.95%	to	1.70%	661,770	16.16	to	14.34	10,551,954	0.84%	16.83%	to	16.05%
2005	0.95%	to	1.70%	852,469	13.83	to	12.35	11,661,213	0.57%	17.84%	to	17.02%
2004	0.95%	to	1.70%	1,061,644	11.74	to	10.56	12,340,609	1.13%	12.41%	to	11.68%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)
2008	0.95%	to	2.30%	376,092	7.26	to	7.94	2,748,873	1.87%	-44.49%	to	-45.31%
2007	0.95%	to	2.30%	587,205	16.35	to	14.52	7,889,062	2.92%	16.03%	to	14.44%
2006	0.95%	to	2.30%	747,944	11.28	to	12.68	8,996,238	0.73%	16.66%	to	15.17%
2005	0.95%	to	2.30%	886,223	9.67	to	11.01	9,172,729	0.51%	17.66%	to	16.12%
2004	0.95%	to	2.30%	1,049,600	8.22	to	9.48	9,328,152	1.08%	12.24%	to	10.83%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	0.95%	to	2.55%	352,777	9.77	to	13.23	3,767,285	1.96%	-44.48%	to	-45.44%
2007	0.95%	to	2.55%	473,983	17.60	to	24.25	9,315,988	3.11%	15.94%	to	14.15%
2006	0.95%	to	2.55%	366,651	15.18	to	21.24	6,392,870	0.67%	16.70%	to	14.92%
2005	0.95%	to	2.30%	303,978	13.01	to	18.61	4,412,376	0.42%	17.62%	to	16.08%
2004	0.95%	to	2.30%	197,038	11.06	to	16.03	2,424,902	0.00%	10.63%	to	9.68	%(a) (b)
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.95%	to	1.55%	64,461	9.84	to	14.13	639,820	2.34%	-44.41%	to	-44.81%
2007	0.95%	to	1.55%	79,453	17.71	to	25.60	1,417,786	3.20%	16.11%	to	15.49%
2006	0.95%	to	1.55%	84,632	15.25	to	22.16	1,309,809	0.85%	16.83%	to	16.23%
2005	0.95%	to	1.55%	98,573	13.05	to	19.07	1,299,368	0.59%	17.80%	to	17.15%
2004	0.95%	to	1.45%	100,201	11.08	to	11.04	1,114,963	0.00%	10.81%	to	10.44	%(a) (b)

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP - Value Portfolio - Service Class (FVS)
2008	0.95%	to	1.05%	29,534	$7.31	to	7.25	$215,504	0.70%	-47.04%	to	-47.09%
2007	0.95%	to	1.10%	36,865	13.80	to	13.66	507,940	0.53%	1.02%	to	0.87%
2006	0.95%	to	1.10%	42,221	13.66	to	13.55	575,969	0.62%	13.47%	to	13.30%
2005	0.95%	to	1.10%	70,438	12.04	to	11.96	847,039	0.44%	5.08%	to	4.92%
2004	0.95%	to	1.05%	75,284	11.46	to	11.42	861,783	1.05%	10.02%	to	9.91%
Fidelity(R) VIP - Value Portfolio - Service Class 2 (FV2)
2008	0.95%	to	1.75%	55,361	7.23	to	6.80	393,801	0.49%	-47.11%	to	-47.54%
2007	0.95%	to	1.85%	87,802	13.66	to	12.89	1,178,106	0.39%	0.89%	to	0.03%
2006	0.95%	to	1.85%	107,559	13.54	to	12.88	1,427,375	0.69%	13.32%	to	12.35%
2005	0.95%	to	1.85%	125,609	11.95	to	11.47	1,476,384	0.33%	4.83%	to	3.93%
2004	0.95%	to	1.95%	144,568	11.40	to	10.99	1,626,826	0.93%	9.87%	to	8.77%
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Initial Class (FAMGP)
2008	1.30%	to	1.50%	144,687	10.65	to	8.93	1,515,574	1.69%	-36.65%	to	-36.78%
2007	1.30%	to	1.50%	171,354	16.82	to	14.12	2,833,817	4.23%	17.41%	to	17.17%
2006	1.30%	to	1.50%	234,079	14.32	to	12.05	3,284,121	2.18%	5.60%	to	5.39%
2005	1.30%	to	1.50%	313,221	13.56	to	11.43	4,171,440	2.64%	2.54%	to	2.34%
2004	1.30%	to	1.50%	450,386	13.23	to	11.17	5,868,849	2.36%	4.61%	to	4.39%
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class (FAMGS)
2008	0.95%	to	1.40%	156,018	8.88	to	7.17	1,375,334	1.67%	-36.49%	to	-36.78%
2007	0.95%	to	1.50%	187,562	13.98	to	11.25	2,604,413	4.01%	17.74%	to	17.08%
2006	0.95%	to	1.65%	237,859	11.88	to	9.89	2,801,709	2.13%	5.84%	to	5.12%
2005	0.95%	to	1.65%	318,342	11.22	to	9.41	3,546,175	2.39%	2.81%	to	2.10%
2004	0.95%	to	1.65%	396,705	10.91	to	9.22	4,297,283	2.30%	4.85%	to	4.16%
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2008	0.95%	to	1.60%	90,695	6.85	to	6.47	617,251	1.20%	-36.55%	to	-36.97%
2007	0.95%	to	2.00%	155,616	11.66	to	10.63	1,682,140	3.79%	17.53%	to	16.28%
2006	0.95%	to	2.00%	218,687	9.20	to	9.14	2,047,291	1.88%	5.71%	to	4.62%
2005	0.95%	to	2.00%	262,690	8.70	to	8.74	2,335,451	2.21%	2.58%	to	1.52%
2004	0.95%	to	2.00%	358,223	8.48	to	8.60	3,122,330	2.30%	4.63%	to	3.57%
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
2008	1.30%	to	1.50%	205,903	12.42	to	10.63	2,518,978	2.34%	-29.65%	to	-29.79%
2007	1.30%	to	1.50%	260,245	17.65	to	15.14	4,531,540	5.99%	13.99%	to	13.76%
2006	1.30%	to	1.50%	302,401	15.48	to	13.31	4,617,104	2.84%	5.93%	to	5.71%
2005	1.30%	to	1.50%	408,397	14.62	to	12.59	5,878,062	3.04%	2.70%	to	2.49%
2004	1.30%	to	1.50%	615,773	14.23	to	12.28	8,633,926	2.91%	4.10%	to	3.89%
Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FAMS)
2008	0.95%	to	1.05%	176,253	10.66	to	10.54	1,872,306	2.23%	-29.50%	to	-29.57%
2007	0.95%	to	1.50%	227,600	15.12	to	12.53	3,429,218	5.54%	14.26%	to	13.62%
2006	0.95%	to	1.50%	313,691	13.23	to	11.03	4,128,448	2.89%	6.22%	to	5.63%
2005	0.95%	to	1.50%	457,159	12.46	to	10.44	5,674,106	2.70%	2.94%	to	2.37%
2004	0.95%	to	1.50%	595,788	12.10	to	10.20	7,157,568	2.78%	4.36%	to	3.78%
Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FAM2)
2008	0.95%	to	1.60%	147,880	8.61	to	8.13	1,261,176	1.87%	-29.58%	to	-30.05%
2007	0.95%	to	1.70%	241,655	12.23	to	12.18	2,948,057	5.41%	14.07%	to	13.26%
2006	0.95%	to	1.70%	328,594	10.72	to	10.75	3,531,528	2.70%	6.12%	to	5.35%
2005	0.95%	to	1.75%	415,041	10.10	to	9.65	4,216,826	2.66%	2.80%	to	1.97%
2004	0.95%	to	2.05%	499,428	9.83	to	9.33	4,955,687	2.58%	4.18%	to	3.02%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2008	1.30%	to	1.50%	1,362,752	15.98	to	13.24	21,444,023	0.90%	-43.26%	to	-43.38%
2007	1.30%	to	1.50%	1,721,497	28.17	to	23.39	47,800,612	0.85%	16.06%	to	15.82%
2006	1.30%	to	1.50%	2,291,778	24.27	to	20.20	54,794,040	1.26%	10.27%	to	10.05%
2005	1.30%	to	1.50%	3,010,456	22.01	to	18.35	65,268,259	0.30%	15.42%	to	15.19%
2004	1.30%	to	1.50%	3,579,619	19.07	to	15.93	67,339,563	0.35%	13.98%	to	13.75%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.95%	to	1.85%	1,165,290	13.64	to	9.18	15,220,038	0.80%	-43.16%	to	-43.68%
2007	0.95%	to	1.85%	1,484,578	23.99	to	16.30	34,282,899	0.74%	16.39%	to	15.32%
2006	0.95%	to	1.85%	2,072,706	20.62	to	14.13	41,231,144	1.08%	10.53%	to	9.53%
2005	0.95%	to	1.85%	2,778,895	18.65	to	12.90	50,466,340	0.20%	15.74%	to	14.69%
2004	0.95%	to	1.85%	3,159,087	16.12	to	11.25	49,704,454	0.25%	14.24%	to	13.21%

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	0.95%	to	2.60%	2,684,930	$8.75	to	8.41	$23,636,516	0.66%	-43.24%	to	-44.24%
2007	0.95%	to	2.60%	3,860,697	15.41	to	15.08	60,288,317	0.72%	16.18%	to	14.31%
2006	0.95%	to	2.60%	4,412,906	13.27	to	13.19	59,953,597	0.99%	10.38%	to	8.61%
2005	0.95%	to	2.60%	4,727,922	12.02	to	12.14	58,493,126	0.12%	15.54%	to	13.70%
2004	0.95%	to	2.60%	4,843,433	10.40	to	10.68	52,031,404	0.20%	14.07%	to	12.26%
Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)
2008	0.95%	to	1.80%	2,303,589	9.48	to	6.50	23,084,333	1.91%	-37.60%	to	-38.13%
2007	0.95%	to	2.00%	3,062,942	15.20	to	11.22	49,555,131	3.58%	4.43%	to	3.38%
2006	0.95%	to	2.00%	4,123,755	14.55	to	10.85	64,044,703	1.85%	14.63%	to	13.47%
2005	0.95%	to	2.00%	5,719,281	12.70	to	9.56	77,208,276	1.86%	3.83%	to	2.77%
2004	0.95%	to	2.00%	7,217,333	12.23	to	9.30	94,669,988	1.33%	9.56%	to	8.48%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2008	0.95%	to	1.80%	1,487,483	15.14	to	13.00	22,802,056	4.56%	-4.17%	to	-4.98%
2007	0.95%	to	2.00%	2,002,429	15.80	to	13.44	31,971,786	4.60%	3.35%	to	2.27%
2006	0.95%	to	2.00%	2,736,447	15.29	to	13.14	42,212,416	4.35%	3.36%	to	2.28%
2005	0.95%	to	2.00%	3,776,974	14.79	to	12.84	56,436,283	3.90%	1.22%	to	0.17%
2004	0.95%	to	1.95%	4,666,693	14.61	to	12.86	69,232,888	4.44%	3.46%	to	2.44%
Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FAGRS)
2008	0.95%	to	1.00%	6,455	6.41	to	6.38	41,320	0.00%	-49.36%	to	-49.39%
2007	0.95%	to	1.20%	6,498	12.65	to	12.43	82,132	0.00%	16.39%	to	16.09%
2006	0.95%	to	1.40%	6,594	10.87	to	10.57	71,435	0.00%	7.40%	to	6.95%
2005	0.95%	to	1.40%	17,951	10.12	to	9.89	181,331	0.00%	6.96%	to	6.50%
2004	0.95%	to	1.40%	18,556	9.46	to	9.28	175,311	0.00%	9.18%	to	8.77%
Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FAGR2)
2008	0.95%	to	2.35%	208,391	6.28	to	5.60	1,273,306	0.00%	-49.39%	to	-50.19%
2007	0.95%	to	2.35%	271,076	12.41	to	11.24	3,267,759	0.00%	16.20%	to	14.63%
2006	0.95%	to	2.35%	285,349	10.68	to	9.81	2,969,741	0.00%	7.27%	to	5.80%
2005	0.95%	to	2.35%	315,380	9.96	to	9.27	3,074,420	0.00%	6.72%	to	5.25%
2004	0.95%	to	2.35%	349,870	9.33	to	8.81	3,209,635	0.00%	8.92%	to	7.46%
Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FBP)
2008	1.30%	to	1.50%	1,068,913	14.24	to	9.72	14,970,573	1.56%	-34.82%	to	-34.95%
2007	1.30%	to	1.50%	1,370,830	21.85	to	14.94	29,485,545	3.34%	7.62%	to	7.40%
2006	1.30%	to	1.50%	1,656,632	20.30	to	13.91	33,163,410	2.15%	10.26%	to	10.04%
2005	1.30%	to	1.50%	2,121,755	18.41	to	12.64	38,518,391	2.75%	4.39%	to	4.18%
2004	1.30%	to	1.50%	2,753,646	17.64	to	12.13	47,900,055	2.14%	4.10%	to	3.89%
Fidelity(R) VIP III - Balanced Portfolio - Service Class (FBS)
2008	0.95%	to	1.20%	420,979	9.69	to	7.88	4,058,636	1.41%	-34.65%	to	-34.82%
2007	0.95%	to	1.70%	583,860	14.82	to	12.27	8,617,838	3.01%	7.86%	to	7.10%
2006	0.95%	to	1.70%	790,203	13.74	to	11.46	10,769,761	2.19%	10.58%	to	9.80%
2005	0.95%	to	1.70%	1,191,624	12.43	to	10.44	14,695,826	2.58%	4.61%	to	3.84%
2004	0.95%	to	1.70%	1,481,618	11.88	to	10.05	17,485,819	2.01%	4.42%	to	3.67%
Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FB2)
2008	0.95%	to	1.95%	270,359	8.27	to	7.25	2,202,965	1.07%	-34.77%	to	-35.48%
2007	0.95%	to	2.00%	566,382	12.68	to	11.18	6,922,053	3.11%	7.68%	to	6.59%
2006	0.95%	to	2.00%	703,602	11.78	to	10.49	7,936,808	1.89%	10.44%	to	9.32%
2005	0.95%	to	2.00%	837,180	10.67	to	9.59	8,561,975	2.43%	4.53%	to	3.44%
2004	0.95%	to	2.00%	986,170	10.20	to	9.28	9,687,488	1.87%	4.15%	to	3.09%
Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
2008	0.95%	to	1.20%	33,398	5.89	to	5.77	196,635	0.51%	-41.75%	to	-41.89%
2007	0.95%	to	1.20%	41,546	10.11	to	9.93	419,802	0.20%	5.90%	to	5.64%
2006	0.95%	to	1.45%	71,423	9.55	to	9.01	680,433	0.38%	12.91%	to	12.44%
2005	0.95%	to	1.45%	80,221	8.45	to	8.02	676,589	0.00%	19.83%	to	19.28%
2004	0.95%	to	1.45%	67,631	7.06	to	6.72	476,398	0.00%	0.31%	to	-0.16%
Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2008	0.95%	to	2.35%	250,249	5.81	to	5.03	1,416,520	0.39%	-41.91%	to	-42.81%
2007	0.95%	to	2.35%	399,586	9.99	to	8.79	3,867,673	0.11%	5.71%	to	4.27%
2006	0.95%	to	2.35%	468,828	9.45	to	8.43	4,268,269	0.23%	12.74%	to	11.24%
2005	0.95%	to	2.35%	528,257	8.39	to	7.58	4,271,690	0.00%	19.53%	to	17.90%
2004	0.95%	to	2.35%	538,971	7.02	to	6.43	3,665,367	0.00%	0.32%	to	-1.06%

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FGIP)
2008	1.30%	to	1.50%	508,815	$11.58	to	9.53	$5,786,705	1.10%	-42.46%	to	-42.58%
2007	1.30%	to	1.50%	644,978	20.13	to	16.60	12,774,324	1.83%	10.66%	to	10.43%
2006	1.30%	to	1.50%	844,127	18.19	to	15.03	15,127,365	0.99%	11.71%	to	11.48%
2005	1.30%	to	1.50%	1,195,559	16.28	to	13.48	19,176,656	1.64%	6.24%	to	6.02%
2004	1.30%	to	1.50%	1,747,812	15.33	to	12.72	26,367,510	0.93%	4.42%	to	4.21%
Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FGIS)
2008	0.95%	to	1.40%	757,698	9.31	to	6.70	7,005,801	1.01%	-42.33%	to	-42.59%
2007	0.95%	to	1.70%	968,589	16.14	to	12.27	15,531,097	1.69%	10.93%	to	10.15%
2006	0.95%	to	1.70%	1,401,790	14.55	to	11.14	20,181,151	0.93%	11.94%	to	11.15%
2005	0.95%	to	1.70%	2,174,460	12.99	to	10.02	27,981,920	1.50%	6.51%	to	5.73%
2004	0.95%	to	1.70%	2,762,401	12.20	to	9.48	33,386,094	0.82%	4.75%	to	4.01%
Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FGI2)
2008	0.95%	to	2.60%	663,688	7.07	to	5.87	4,576,919	0.73%	-42.45%	to	-43.47%
2007	0.95%	to	2.60%	1,217,465	12.02	to	10.39	14,463,016	1.41%	10.86%	to	9.00%
2006	0.95%	to	2.60%	1,523,749	11.09	to	9.53	16,276,568	0.73%	11.79%	to	9.99%
2005	0.95%	to	2.60%	1,809,690	9.92	to	8.67	17,350,338	1.33%	6.38%	to	4.64%
2004	0.95%	to	2.60%	2,109,708	9.32	to	8.28	19,069,976	0.77%	4.52%	to	2.83%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2008	1.30%	to	1.50%	2,454,884	10.83	to	5.62	25,968,267	0.38%	-55.60%	to	-55.69%
2007	1.30%	to	1.50%	2,998,614	24.39	to	12.68	71,585,431	0.00%	21.57%	to	21.33%
2006	1.30%	to	1.50%	3,838,147	20.06	to	10.45	75,200,329	0.75%	4.09%	to	3.88%
2005	1.30%	to	1.50%	5,330,713	19.27	to	10.06	100,001,156	0.96%	7.48%	to	7.26%
2004	1.30%	to	1.50%	6,993,903	17.93	to	9.38	122,057,923	0.57%	5.80%	to	5.58%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	0.95%	to	1.50%	1,167,975	5.50	to	4.20	6,379,131	0.31%	-55.49%	to	-55.74%
2007	0.95%	to	1.70%	1,477,714	12.36	to	9.67	18,151,098	0.00%	21.87%	to	21.03%
2006	0.95%	to	1.70%	2,164,644	10.14	to	7.99	21,701,919	0.67%	4.30%	to	3.54%
2005	0.95%	to	1.70%	3,260,503	9.73	to	7.71	31,367,116	0.85%	7.83%	to	7.05%
2004	0.95%	to	1.70%	4,052,469	9.02	to	7.21	36,206,313	0.48%	6.04%	to	5.31%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FGO2)
2008	0.95%	to	1.65%	260,162	4.57	to	4.30	1,178,992	0.10%	-55.56%	to	-55.88%
2007	0.95%	to	2.25%	433,171	10.29	to	8.81	4,367,308	0.00%	21.73%	to	20.22%
2006	0.95%	to	2.25%	633,127	8.45	to	7.33	5,135,032	0.48%	4.12%	to	2.79%
2005	0.95%	to	2.25%	783,699	8.12	to	7.13	6,117,826	0.70%	7.65%	to	6.27%
2004	0.95%	to	2.25%	1,008,606	7.54	to	6.71	7,337,439	0.34%	5.88%	to	4.55%
Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FMCP)
2008	1.30%			91,649	24.49			2,244,770	0.43%	-40.23%
2007	1.30%			111,290	40.98			4,560,666	0.91%	14.12%
2006	1.30%			133,809	35.91			4,805,186	0.38%	11.24%
2005	1.30%			161,231	32.28			5,204,980	0.00%	16.77%
2004	1.30%			163,205	27.65			4,511,984	0.00%	23.29%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.95%	to	1.85%	270,595	25.11	to	21.22	6,749,304	0.33%	-40.08%	to	-40.63%
2007	0.95%	to	1.85%	371,994	41.91	to	35.74	15,499,235	0.73%	14.38%	to	13.34%
2006	0.95%	to	1.85%	528,205	36.64	to	31.53	19,231,126	0.30%	11.52%	to	10.51%
2005	0.95%	to	1.85%	764,088	32.85	to	28.53	24,976,408	0.00%	17.08%	to	16.02%
2004	0.95%	to	1.85%	872,164	28.06	to	24.59	24,362,311	0.00%	23.59%	to	22.47%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
2008	0.95%	to	2.40%	1,462,630	14.32	to	20.04	22,665,119	0.24%	-40.18%	to	-41.11%
2007	0.95%	to	2.45%	2,141,028	23.93	to	33.87	57,840,422	0.50%	14.24%	to	12.57%
2006	0.95%	to	2.45%	2,499,223	20.95	to	30.09	62,036,810	0.19%	11.34%	to	9.74%
2005	0.95%	to	2.45%	2,895,497	18.82	to	27.42	64,670,558	0.00%	16.90%	to	15.24%
2004	0.95%	to	2.45%	3,023,221	16.10	to	23.79	58,193,494	0.00%	23.47%	to	21.74%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.95%	to	1.55%	23,049	8.28	to	7.48	186,864	0.62%	-51.64%	to	-52.03%
2007	0.95%	to	1.55%	27,247	17.12	to	15.59	457,510	0.93%	4.59%	to	4.03%
2006	0.95%	to	1.55%	31,358	16.37	to	14.98	504,402	0.50%	15.10%	to	14.46%
2005	0.95%	to	1.55%	33,515	14.23	to	13.09	469,025	0.00%	1.58%	to	1.00%
2004	0.95%	to	1.40%	30,201	14.00	to	13.01	421,211	0.00%	12.90%	to	12.51%

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
2008	0.95%	to	2.40%	286,147	$7.75	to	7.03	$2,165,977	0.46%	-51.75%	to	-52.55%
2007	0.95%	to	2.40%	392,305	16.07	to	14.81	6,174,688	0.61%	4.43%	to	2.97%
2006	0.95%	to	2.40%	507,691	15.39	to	14.38	7,682,512	0.34%	14.91%	to	13.29%
2005	0.95%	to	2.40%	517,981	13.39	to	12.69	6,847,740	0.00%	1.46%	to	0.01%
2004	0.95%	to	2.40%	660,380	13.20	to	12.69	8,639,584	0.00%	12.76%	to	11.23%
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)
2008	0.95%	to	1.55%	30,221	10.76	to	9.58	318,896	2.58%	-40.80%	to	-41.21%
2007	0.95%	to	1.55%	33,635	18.18	to	16.29	601,501	2.18%	14.68%	to	14.07%
2006	0.95%	to	1.55%	36,467	15.85	to	14.28	569,853	1.37%	20.54%	to	19.90%
2005	0.95%	to	1.55%	37,701	13.15	to	11.91	489,589	1.23%	9.43%	to	8.84%
2004	0.95%	to	1.55%	40,951	12.02	to	10.94	486,910	1.55%	17.74%	to	17.15%
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.95%	to	1.60%	9,607	6.61	to	6.58	63,341	2.89%	-33.86%	to	-34.20	%(a) (b)
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
2008	0.95%	to	1.65%	151,231	10.18	to	9.72	1,520,486	2.07%	-27.64%	to	-28.21%
2007	0.95%	to	1.65%	201,567	14.07	to	13.55	2,807,251	2.60%	-3.35%	to	-3.99%
2006	0.95%	to	1.75%	221,913	14.55	to	14.04	3,203,967	1.25%	16.32%	to	15.44%
2005	0.95%	to	1.75%	205,702	12.51	to	12.16	2,558,538	0.99%	2.70%	to	1.90%
2004	0.95%	to	1.75%	192,350	12.18	to	11.94	2,332,814	0.83%	10.19%	to	9.39%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.95%	to	2.25%	17,772	11.38	to	10.58	196,670	0.67%	-36.85%	to	-37.74%
2007	0.95%	to	2.25%	25,017	18.02	to	16.99	441,415	0.31%	5.12%	to	3.78%
2006	0.95%	to	2.25%	57,222	17.14	to	16.37	963,929	0.13%	9.72%	to	8.33%
2005	0.95%	to	2.25%	72,507	15.63	to	15.11	1,119,448	1.63%	9.86%	to	8.49%
2004	0.95%	to	2.30%	37,195	14.22	to	13.92	524,905	1.87%	16.35%	to	14.86%
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
2008	0.95%	to	2.60%	296,075	7.42	to	6.61	2,125,271	0.30%	-37.58%	to	-38.67%
2007	0.95%	to	2.60%	381,774	11.88	to	10.77	4,413,592	0.09%	9.96%	to	8.18%
2006	0.95%	to	2.60%	442,921	10.80	to	9.96	4,677,080	0.00%	6.29%	to	4.55%
2005	0.95%	to	2.60%	505,183	10.16	to	9.52	5,040,207	0.14%	3.24%	to	1.56%
2004	0.95%	to	2.60%	581,820	9.85	to	9.38	5,650,930	0.00%	7.95%	to	6.20%
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
2008	0.95%	to	2.35%	433,328	5.24	to	4.74	2,209,695	0.00%	-52.05%	to	-52.80%
2007	0.95%	to	2.45%	546,746	10.93	to	9.99	5,826,934	0.00%	8.46%	to	6.86%
2006	0.95%	to	2.45%	663,155	10.07	to	9.35	6,541,165	0.00%	1.33%	to	-0.18%
2005	0.95%	to	2.45%	752,964	9.94	to	9.36	7,361,213	0.00%	1.88%	to	0.37%
2004	0.95%	to	2.45%	890,831	9.76	to	9.33	8,579,778	0.00%	13.29%	to	11.67%
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
2008	0.95%	to	2.05%	206,391	7.11	to	6.58	1,437,560	0.00%	-40.09%	to	-40.84%
2007	0.95%	to	2.45%	265,727	11.86	to	10.85	3,095,070	0.00%	1.27%	to	-0.21%
2006	0.95%	to	2.45%	380,452	11.71	to	10.88	4,378,742	0.00%	11.86%	to	10.23%
2005	0.95%	to	2.45%	418,960	10.47	to	9.87	4,327,051	0.00%	4.04%	to	2.49%
2004	0.95%	to	2.45%	467,317	10.06	to	9.63	4,654,247	0.00%	5.20%	to	3.67%
MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.95%	to	2.20%	450,686	10.77	to	9.89	4,737,336	1.12%	-33.38%	to	-34.28%
2007	0.95%	to	2.25%	631,815	16.17	to	15.00	9,996,966	0.85%	6.57%	to	5.23%
2006	0.95%	to	2.25%	767,688	15.18	to	14.25	11,429,940	0.81%	19.36%	to	17.86%
2005	0.95%	to	2.25%	655,457	12.72	to	12.09	8,205,992	0.71%	5.46%	to	4.13%
2004	0.95%	to	2.25%	638,853	12.06	to	11.61	7,612,804	0.40%	13.73%	to	12.33%
MTB Large Cap Growth Fund II (VFLG2)
2008	0.95%	to	1.55%	196,969	7.25	to	6.96	1,410,725	0.41%	-39.63%	to	-40.06%
2007	0.95%	to	1.55%	221,038	12.00	to	11.60	2,627,233	0.36%	8.11%	to	7.46%
2006	0.95%	to	1.65%	250,037	11.10	to	10.75	2,753,846	0.52%	9.30%	to	8.56%
2005	0.95%	to	1.65%	258,535	10.16	to	9.90	2,609,972	0.39%	1.05%	to	0.35%
2004	0.95%	to	1.65%	255,689	10.05	to	9.87	2,559,023	0.69%	4.16%	to	3.47%
MTB Large Cap Value Fund II (VFLV2)
2008	0.95%	to	1.65%	157,175	8.78	to	8.38	1,362,445	1.26%	-39.98%	to	-40.49%
2007	0.95%	to	1.65%	235,928	14.63	to	14.09	3,410,924	1.07%	0.60%	to	-0.06%
2006	0.95%	to	1.65%	256,800	14.54	to	14.10	3,697,613	1.03%	16.49%	to	15.74%
2005	0.95%	to	1.65%	253,241	12.48	to	12.18	3,136,386	0.86%	9.24%	to	8.52%
2004	0.95%	to	1.65%	254,337	11.43	to	11.22	2,889,581	1.30%	8.54%	to	7.86%

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MTB Managed Allocation Fund - Moderate Growth II (VFMG2)
2008	0.95%	to	1.85%	1,828,065	$9.47	to	8.92	$17,103,103	1.25%	-29.75%	to	-30.43%
2007	0.95%	to	1.85%	2,255,144	13.48	to	12.83	30,079,842	2.04%	5.87%	to	4.95%
2006	0.95%	to	1.85%	2,471,444	12.73	to	12.22	31,197,082	2.49%	9.37%	to	8.42%
2005	0.95%	to	1.85%	2,677,871	11.64	to	11.27	30,955,882	1.45%	3.01%	to	2.10%
2004	0.95%	to	1.85%	2,900,167	11.30	to	11.04	32,607,560	1.40%	4.93%	to	4.03%
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.95%	to	2.10%	567,533	7.67	to	7.43	4,322,499	2.30%	-30.44%	to	-31.30%
2007	0.95%	to	2.05%	615,213	11.03	to	10.83	6,748,999	2.54%	5.13%	to	4.00%
2006	0.95%	to	2.05%	274,929	10.49	to	10.41	2,877,300	3.37%	4.90%	to	4.13	%(a) (b)
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.95%	to	1.85%	227,907	9.54	to	9.31	2,155,354	5.12%	-10.73%	to	-11.55%
2007	0.95%	to	1.85%	202,671	10.68	to	10.52	2,152,938	8.99%	2.00%	to	1.09%
2006	0.95%	to	1.80%	79,332	10.47	to	10.41	829,189	1.40%	4.72%	to	4.14	%(a) (b)
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.95%	to	2.10%	283,306	7.42	to	7.19	2,089,363	2.49%	-39.22%	to	-39.98%
2007	0.95%	to	2.10%	300,663	12.20	to	11.98	3,652,423	2.97%	13.27%	to	12.03%
2006	0.95%	to	2.00%	150,198	10.77	to	10.70	1,615,213	0.36%	7.74%	to	6.98	%(a) (b)
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.95%	to	2.10%	276,634	6.31	to	6.11	1,732,572	2.01%	-44.74%	to	-45.45%
2007	0.95%	to	2.10%	235,969	11.41	to	11.20	2,681,557	0.60%	10.83%	to	9.60%
2006	0.95%	to	2.00%	167,959	10.30	to	10.23	1,727,272	1.19%	2.99%	to	2.26	%(a) (b)
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.95%	to	2.05%	86,788	6.03	to	5.91	520,920	2.80%	-38.65%	to	-39.41%
2007	0.95%	to	1.75%	38,038	9.83	to	9.78	373,398	2.45%	-1.71%	to	-2.23	%(a) (b)
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
2008	0.95%	to	1.40%	1,264	6.37	to	6.35	8,024	0.25%	-36.28%	to	-36.52	%(a) (b)
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
2008	0.95%	to	1.80%	38,787	7.94	to	7.89	306,815	1.71%	-20.62%	to	-21.10	%(a) (b)
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2008	0.95%	to	1.40%	21,071	7.21	to	7.19	151,976	1.50%	-27.86%	to	-28.11	%(a) (b)
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
2008	0.95%	to	1.55%	42,097	9.09	to	9.05	381,950	1.96%	-9.09%	to	-9.47	%(a) (b)
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
2008	0.95%	to	1.40%	44,997	7.57	to	7.55	340,238	1.71%	-24.27%	to	-24.53	%(a) (b)
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2008	0.95%	to	1.65%	6,213	6.85	to	6.81	42,477	1.07%	-31.50%	to	-31.86	%(a) (b)
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2008	1.30%	to	1.55%	21,422	8.30	to	8.28	177,474	1.81%	-17.01%	to	-17.17	%(a) (b)
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
2008	0.95%	to	1.55%	3,657	9.86	to	9.82	35,983	2.84%	-1.40%	to	-1.80	%(a) (b)
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	1.10%	to	1.55%	15,462	8.30	to	8.17	127,826	9.79%	-28.89%	to	-29.25%
2007	1.10%	to	1.55%	8,188	11.68	to	11.55	95,010	12.98%	2.03%	to	1.60%
2006	1.10%	to	1.55%	4,846	11.45	to	11.36	55,136	7.33%	9.39%	to	8.92%
Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)
2008	0.95%	to	2.05%	40,444	16.67	to	15.49	660,491	0.75%	-58.33%	to	-58.85%
2007	0.95%	to	2.05%	77,884	40.01	to	37.64	3,066,915	0.42%	43.80%	to	42.39%
2006	0.95%	to	2.05%	101,953	27.82	to	26.43	2,797,670	0.52%	35.02%	to	33.69%
2005	0.95%	to	2.05%	110,899	20.60	to	19.77	2,260,206	0.40%	31.08%	to	29.75%
2004	0.95%	to	2.30%	134,352	15.72	to	15.13	2,092,732	0.93%	19.29%	to	17.83%
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
2008	0.95%	to	2.10%	337,634	12.58	to	11.94	4,165,503	0.97%	-58.26%	to	-58.81%
2007	0.95%	to	2.30%	481,332	30.13	to	28.76	14,312,773	0.60%	44.06%	to	42.28%
2006	0.95%	to	2.30%	523,251	20.92	to	20.22	10,827,888	0.54%	35.26%	to	33.59%
2005	0.95%	to	2.10%	515,495	15.46	to	15.18	7,922,885	0.43%	31.23%	to	29.85%
2004	0.95%	to	2.10%	64,091	11.78	to	11.69	752,656	1.45%	17.83%	to	16.93	%(a) (b)
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	0.95%	to	1.60%	18,797	5.47	to	5.44	102,676	1.61%	-45.27%	to	-45.57	%(a) (b)
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.95%	to	2.35%	1,644,424	13.32	to	12.66	21,776,211	4.19%	6.70%	to	5.22%
2007	0.95%	to	2.35%	1,761,138	12.49	to	12.03	21,912,674	4.35%	6.13%	to	4.65%
2006	0.95%	to	2.35%	1,841,755	11.77	to	11.50	21,674,212	4.01%	2.36%	to	0.93%
2005	0.95%	to	2.35%	2,172,204	11.49	to	11.39	25,053,840	3.65%	2.29%	to	0.86%
2004	0.95%	to	2.35%	2,542,383	11.24	to	11.29	28,769,779	5.39%	2.28%	to	0.85%

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.95%	to	2.35%	1,027,805	$9.97	to	8.98	$9,923,501	2.00%	-37.44%	to		-38.39%
2007	0.95%	to	2.35%	1,378,218	15.94	to	14.57	21,382,713	2.00%	4.95%	to		3.52%
2006	0.95%	to	2.45%	1,511,432	15.19	to	14.10	22,446,931	2.02%	15.76%	to		14.01%
2005	0.95%	to	2.45%	1,492,478	13.12	to	12.37	19,230,677	1.82%	6.91%	to		5.30%
2004	0.95%	to	2.45%	1,598,752	12.28	to	11.75	19,358,099	1.69%	12.94%	to		11.23%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.95%	to	2.15%	1,662,960	11.53	to	10.62	18,746,877	3.34%	-6.92%	to		-8.04%
2007	0.95%	to	2.25%	2,184,896	12.39	to	11.47	26,543,595	3.47%	4.37%	to		3.03%
2006	0.95%	to	2.25%	2,682,972	11.87	to	11.14	31,319,557	3.15%	5.16%	to		3.80%
2005	0.95%	to	2.30%	3,011,800	11.29	to	10.71	33,553,690	2.71%	2.33%	to		0.96%
2004	0.95%	to	2.25%	3,386,624	11.03	to	10.62	36,988,477	2.33%	3.66%	to		2.33%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.95%	to	2.55%	7,705,854	10.75	to	9.58	80,834,731	2.70%	-23.93%	to		-25.19%
2007	0.95%	to	2.55%	10,650,531	14.13	to	12.80	147,143,542	2.68%	4.65%	to		3.00%
2006	0.95%	to	2.55%	11,881,233	13.50	to	12.43	157,373,718	2.37%	10.30%	to		8.56%
2005	0.95%	to	2.55%	12,538,745	12.24	to	11.45	151,174,293	2.28%	4.35%	to		2.70%
2004	0.95%	to	2.55%	12,564,944	11.73	to	11.15	145,739,412	2.05%	8.50%	to		6.81%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.95%	to	2.70%	3,489,803	10.37	to	9.12	35,235,304	2.40%	-32.04%	to		-33.30%
2007	0.95%	to	2.70%	4,395,960	15.26	to	13.68	65,504,408	2.28%	5.14%	to		3.33%
2006	0.95%	to	2.45%	4,792,606	14.51	to	13.40	68,159,021	2.18%	13.46%	to		11.80%
2005	0.95%	to	2.45%	4,881,060	12.79	to	11.99	61,425,240	2.01%	6.06%	to		4.50%
2004	0.95%	to	2.45%	5,001,910	12.06	to	11.47	59,575,549	1.83%	11.03%	to		9.43%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.95%	to	2.35%	2,425,833	11.22	to	10.16	26,585,963	3.02%	-15.85%	to		-17.06%
2007	0.95%	to	2.40%	3,622,567	13.33	to	12.22	47,315,730	3.04%	4.85%	to		3.34%
2006	0.95%	to	2.45%	4,147,288	12.72	to	11.79	51,847,780	2.79%	7.40%	to		5.80%
2005	0.95%	to	2.45%	4,309,293	11.84	to	11.14	50,341,111	2.54%	3.50%	to		1.96%
2004	0.95%	to	2.45%	4,640,924	11.44	to	10.93	52,545,545	2.28%	6.14%	to		4.58%
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
2008	0.95%			325	9.87			3,206	1.27%	-1.34%			(a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
2008	0.95%	to	1.60%	19,280	5.68	to	5.58	110,752	0.00%	-46.79%	to		-47.14%
2007	0.95%	to	1.75%	19,079	10.68	to	10.54	209,775	0.00%	7.69%	to		6.82%
2006	0.95%	to	2.05%	69,651	9.92	to	12.57	730,761	0.00%	-0.83%	to	-1.54	%(a) (b)
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.95%	to	1.60%	71,732	10.29	to	9.61	727,927	1.26%	-37.07%	to		-37.54%
2007	0.95%	to	1.60%	79,936	16.36	to	15.38	1,289,635	1.38%	6.53%	to		5.89%
2006	0.95%	to	1.60%	89,807	15.35	to	14.52	1,359,632	1.18%	8.85%	to		8.19%
2005	0.95%	to	1.75%	87,273	14.11	to	13.33	1,214,778	1.02%	11.04%	to		10.21%
2004	0.95%	to	1.75%	76,130	12.70	to	12.10	957,220	0.66%	14.63%	to		13.81%
Nationwide VIT - Mid Cap Index Fund - Class II (MCIF2)
2008	0.95%	to	2.35%	388,437	9.69	to	8.82	3,685,520	1.05%	-37.22%	to		-38.17%
2007	0.95%	to	2.45%	505,757	15.43	to	14.18	7,656,460	1.26%	6.35%	to		4.78%
2006	0.95%	to	2.45%	611,240	14.51	to	13.53	8,730,294	0.94%	8.70%	to		7.12%
2005	0.95%	to	2.45%	703,966	13.35	to	12.63	9,280,265	0.86%	10.84%	to		9.23%
2004	0.95%	to	2.45%	703,255	12.04	to	11.56	8,389,511	0.37%	14.41%	to		12.78%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.95%	to	2.45%	5,176,926	11.02	to	10.02	56,282,646	1.97%	1.08%	to		-0.43%
2007	0.95%	to	2.45%	3,594,049	10.90	to	10.06	38,737,718	4.75%	3.79%	to		2.23%
2006	0.95%	to	2.45%	2,927,510	10.50	to	9.84	30,495,311	4.87%	3.54%	to		1.99%
2005	0.95%	to	2.45%	2,761,373	10.14	to	9.65	27,838,808	2.94%	1.70%	to		0.17%
2004	0.95%	to	2.45%	2,157,270	9.97	to	9.63	21,464,980	0.91%	-0.15%	to		-1.66%
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
2008	1.00%			2,205	6.08			13,414	0.00%	-39.17%			(a) (b)
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.95%	to	1.55%	17,385	8.44	to	11.66	153,858	1.79%	-46.84%	to		-47.25%
2007	0.95%	to	1.55%	21,426	15.88	to	22.10	360,794	1.97%	1.95%	to		1.39%
2006	0.95%	to	1.75%	26,633	15.58	to	21.64	463,042	2.12%	21.58%	to		20.70%
2005	0.95%	to	1.55%	19,055	12.81	to	12.69	272,309	1.67%	10.99%	to		10.32%
2004	1.10%	to	1.55%	6,001	11.53	to	16.33	90,057	2.03%	15.34%	to	15.06	%(a) (b)

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	0.95%	to	2.00%	238,492	$8.34	to	7.94	$1,962,480	1.51%	-46.96%	to		-47.61%
2007	0.95%	to	2.30%	401,003	15.73	to	14.99	6,236,278	2.17%	1.72%	to		0.38%
2006	0.95%	to	2.30%	399,195	15.46	to	14.93	6,120,278	1.93%	21.25%	to		19.69%
2005	0.95%	to	2.00%	316,954	12.75	to	12.54	4,021,518	1.54%	10.74%	to		9.64%
2004	0.95%	to	1.90%	119,239	11.51	to	11.44	1,370,721	0.62%	15.15%	to	14.43	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2008	1.40%			2,403	6.30			15,139	0.21%	-36.99%			(a) (b)
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2008	1.40%			1,504	6.29			9,456	0.73%	-37.11%			(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2008	1.55%			1,033	6.20			6,405	0.00%	-37.99%			(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.95%			1,408	6.71			9,455	1.08%	-32.85%			(a) (b)
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	0.95%	to	2.45%	181,123	6.68	to	6.01	1,183,345	0.00%	-47.04%	to		-47.94%
2007	0.95%	to	2.45%	242,695	12.61	to	11.54	2,993,964	0.00%	8.45%	to		6.85%
2006	0.95%	to	2.45%	290,582	11.63	to	10.80	3,325,221	0.00%	2.01%	to		0.50%
2005	0.95%	to	2.45%	359,454	11.40	to	10.74	4,055,386	0.00%	6.71%	to		5.16%
2004	0.95%	to	2.45%	388,541	10.68	to	10.22	4,117,381	0.00%	12.09%	to		10.46%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.95%	to	1.55%	16,182	10.19	to	8.78	159,218	1.09%	-32.80%	to		-33.29%
2007	0.95%	to	1.55%	39,614	15.17	to	13.16	588,544	1.18%	-7.78%	to		-8.31%
2006	0.95%	to	1.55%	46,188	16.45	to	14.35	744,833	0.46%	16.18%	to		15.54%
2005	0.95%	to	1.75%	44,709	14.16	to	12.31	618,890	0.07%	2.10%	to		1.32%
2004	0.95%	to	1.75%	43,060	13.87	to	12.14	586,761	0.00%	16.18%	to		15.39%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	0.95%	to	2.20%	309,328	9.32	to	8.56	2,806,429	0.86%	-32.94%	to		-33.88%
2007	0.95%	to	2.20%	426,358	13.90	to	12.95	5,794,363	0.94%	-8.12%	to		-9.25%
2006	0.95%	to	2.30%	581,526	15.13	to	14.20	8,621,588	0.22%	15.99%	to		14.47%
2005	0.95%	to	2.30%	589,896	13.04	to	12.41	7,581,428	0.00%	1.81%	to		0.47%
2004	0.95%	to	2.30%	647,848	12.81	to	12.35	8,216,175	0.00%	15.89%	to		14.44%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.95%	to	1.65%	44,543	10.37	to	9.29	448,152	0.82%	-38.78%	to		-39.29%
2007	0.95%	to	1.65%	49,805	16.94	to	15.29	821,934	0.09%	1.16%	to		0.49%
2006	0.95%	to	1.65%	60,219	16.74	to	15.22	976,486	0.12%	10.98%	to		10.26%
2005	0.95%	to	1.75%	57,587	15.09	to	13.74	842,067	0.00%	11.25%	to		10.43%
2004	0.95%	to	1.75%	60,409	13.56	to	12.44	797,491	0.00%	17.89%	to		17.06%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	0.95%	to	2.10%	276,811	10.48	to	9.68	2,837,537	0.57%	-38.94%	to		-39.73%
2007	0.95%	to	2.10%	355,604	17.16	to	16.06	5,988,270	0.00%	0.92%	to		-0.21%
2006	0.95%	to	2.10%	413,522	17.01	to	16.10	6,919,080	0.05%	10.69%	to		9.47%
2005	0.95%	to	2.10%	488,900	15.36	to	14.71	7,418,169	0.00%	10.94%	to		9.74%
2004	0.95%	to	2.05%	481,110	13.85	to	13.42	6,610,549	0.00%	17.66%	to		16.47%
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	0.95%	to	1.40%	5,793	6.61	to	7.63	39,012	1.02%	-42.17%	to		-42.49%
2007	0.95%	to	1.60%	5,948	11.43	to	13.19	70,849	1.00%	6.86%	to		6.22%
2006	1.10%	to	1.60%	2,314	10.68	to	12.42	26,180	0.94%	6.84%	to	6.51	%(a) (b)
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)
2008	0.95%	to	1.55%	3,251	5.12	to	5.09	16,613	0.00%	-48.79%	to	-49.05	%(a) (b)
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.95%	to	2.00%	40,233	9.88	to	9.81	396,696	1.99%	-1.20%	to	-1.89	%(a) (b)
Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)
2008	0.95%	to	1.70%	3,048	5.60	to	5.56	16,993	2.52%	-44.02%	to	-44.37	%(a) (b)
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.95%	to	1.80%	31,830	5.58	to	6.74	181,638	1.25%	-46.46%	to		-47.00%
2007	0.95%	to	1.80%	20,462	10.42	to	12.72	221,991	0.22%	2.07%	to		1.24%
2006	0.95%	to	2.05%	57,725	10.20	to	12.51	612,776	0.12%	2.04%	to	1.31	%(a) (b)
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.95%	to	2.20%	26,570	8.62	to	9.80	239,704	1.99%	-40.02%	to		-40.83%
2007	0.95%	to	2.35%	34,139	14.37	to	16.45	518,801	0.10%	6.59%	to		5.14%
2006	0.95%	to	2.35%	37,053	13.48	to	15.64	526,319	0.15%	12.63%	to		11.09%
2005	0.95%	to	1.80%	34,175	11.97	to	14.29	434,178	0.00%	5.84%	to		4.99%
2004	0.95%	to	2.05%	10,971	11.31	to	13.56	132,457	0.00%	13.12%	to	12.33	%(a) (b)
(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
2008	0.95%	to	2.60%	945,209	$7.11	to	6.34	$6,572,841	0.00%	-46.18%	to	-47.14%
2007	0.95%	to	2.60%	1,147,953	13.22	to	11.99	14,864,759	0.01%	12.77%	to	10.95%
2006	0.95%	to	2.60%	1,327,283	11.72	to	10.80	15,277,880	0.19%	6.66%	to	4.92%
2005	0.95%	to	2.60%	1,568,318	10.99	to	10.30	16,987,573	0.75%	3.87%	to	2.17%
2004	0.95%	to	2.60%	1,746,466	10.58	to	10.08	18,254,140	0.23%	5.60%	to	3.92%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.95%	to	1.55%	49,473	9.54	to	13.43	499,279	1.47%	-40.76%	to	-41.20%
2007	0.95%	to	1.55%	45,383	16.11	to	22.84	779,614	1.31%	5.32%	to	4.75%
2006	0.95%	to	1.55%	44,501	15.30	to	21.81	729,149	0.87%	16.57%	to	15.96%
2005	0.95%	to	1.75%	29,188	13.12	to	18.71	422,009	0.60%	13.25%	to	12.42%
2004	0.95%	to	1.75%	14,284	11.59	to	16.64	171,919	0.00%	15.86%	to	15.31	%(a) (b)
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
2008	0.95%	to	2.20%	525,504	9.43	to	8.90	4,888,798	1.30%	-40.91%	to	-41.74%
2007	0.95%	to	2.45%	686,311	15.96	to	15.13	10,831,474	1.09%	5.05%	to	3.51%
2006	0.95%	to	2.45%	761,024	15.20	to	14.62	11,463,733	0.91%	16.29%	to	14.62%
2005	0.95%	to	2.45%	879,877	13.07	to	12.75	11,434,623	0.68%	12.97%	to	11.34%
2004	0.95%	to	2.45%	436,362	11.57	to	11.45	5,036,591	0.00%	15.69%	to	14.54	%(a) (b)
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.95%	to	1.55%	33,904	10.91	to	9.56	361,882	1.58%	-40.76%	to	-41.19%
2007	0.95%	to	1.55%	43,404	18.41	to	16.26	785,425	1.38%	5.30%	to	4.73%
2006	0.95%	to	1.55%	47,987	17.48	to	15.52	826,057	1.01%	16.58%	to	15.96%
2005	0.95%	to	1.55%	51,252	15.00	to	13.39	758,088	1.00%	13.22%	to	12.62%
2004	0.95%	to	1.55%	55,720	13.25	to	11.89	729,261	1.35%	18.03%	to	17.45%
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
2008	0.95%	to	2.10%	356,893	10.75	to	9.93	3,753,280	1.30%	-40.90%	to	-41.66%
2007	0.95%	to	2.10%	431,990	18.18	to	17.02	7,710,501	1.25%	5.07%	to	3.91%
2006	0.95%	to	2.20%	538,871	17.30	to	16.30	9,182,101	0.90%	16.25%	to	14.87%
2005	0.95%	to	2.20%	643,114	14.88	to	14.19	9,463,471	0.85%	12.98%	to	11.63%
2004	0.95%	to	2.20%	764,881	13.17	to	12.71	9,987,023	1.31%	17.75%	to	16.39%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.95%	to	1.55%	48,947	2.01	to	1.98	98,043	7.38%	-79.09%	to	-79.28%
2007	0.95%	to	1.55%	28,659	9.60	to	9.56	274,906	0.00%	-4.00%	to	-4.40	%(a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.95%	to	1.65%	83,236	2.93	to	2.79	241,678	8.16%	-78.88%	to	-79.09%
2007	0.95%	to	1.65%	111,717	13.88	to	13.37	1,538,523	8.33%	-1.06%	to	-1.73%
2006	0.95%	to	1.65%	152,574	14.03	to	13.60	2,126,479	7.19%	8.39%	to	7.65%
2005	0.95%	to	1.65%	154,663	12.94	to	12.63	1,991,825	6.26%	1.34%	to	0.66%
2004	0.95%	to	1.75%	153,260	12.77	to	12.52	1,949,978	5.81%	7.93%	to	7.12%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.95%	to	1.55%	50,851	10.57	to	10.17	532,380	0.50%	-38.42%	to	-38.88%
2007	0.95%	to	1.55%	52,970	17.17	to	16.64	902,144	0.36%	-2.15%	to	-2.71%
2006	0.95%	to	1.65%	60,225	17.54	to	17.02	1,050,662	0.15%	13.91%	to	13.18%
2005	0.95%	to	1.65%	58,089	15.40	to	15.04	890,665	0.00%	8.88%	to	8.18%
2004	0.95%	to	1.65%	59,126	14.15	to	13.90	833,668	0.00%	18.29%	to	17.57%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
2008	0.95%	to	1.80%	43,562	6.00	to	7.90	283,949	0.31%	-38.59%	to	-39.20%
2007	0.95%	to	2.05%	58,304	9.78	to	12.91	612,125	0.13%	-2.33%	to	-3.38%
2006	0.95%	to	1.80%	26,424	10.01	to	13.42	280,075	0.00%	0.11%	to	-0.43	%(a) (b)
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
2008	0.95%	to	2.25%	910,823	8.27	to	7.55	7,362,822	1.35%	-39.21%	to	-40.08%
2007	0.95%	to	2.45%	1,219,313	13.60	to	12.45	16,243,771	0.87%	3.16%	to	1.64%
2006	0.95%	to	2.45%	1,385,272	13.19	to	12.25	17,947,530	0.98%	13.67%	to	12.01%
2005	0.95%	to	2.45%	1,540,005	11.60	to	10.94	17,621,199	1.17%	4.74%	to	3.19%
2004	0.95%	to	2.45%	1,636,694	11.08	to	10.60	17,941,496	0.68%	8.11%	to	6.55%
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
2008	0.95%	to	2.30%	1,202,860	13.00	to	11.85	15,311,582	5.05%	-15.30%	to	-16.45%
2007	0.95%	to	2.30%	1,376,792	15.35	to	14.19	20,735,994	3.33%	8.51%	to	7.06%
2006	0.95%	to	2.30%	1,404,214	14.14	to	13.25	19,541,636	4.14%	6.22%	to	4.79%
2005	0.95%	to	2.30%	1,564,648	13.32	to	12.64	20,572,689	4.14%	1.51%	to	0.16%
2004	0.95%	to	2.20%	1,419,627	13.12	to	12.66	18,439,937	4.76%	7.40%	to	6.10%

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	0.95%	to	2.15%	44,660	$9.19	to	8.36	$400,489	2.27%	-39.28%	to	-40.12%
2007	0.95%	to	2.30%	59,863	15.13	to	13.85	886,987	1.34%	-6.94%	to	-8.17%
2006	0.95%	to	2.30%	64,212	16.26	to	15.08	1,026,524	1.45%	14.81%	to	13.30%
2005	0.95%	to	2.30%	69,841	14.16	to	13.31	976,101	1.53%	4.23%	to	2.85%
2004	0.95%	to	2.15%	61,063	13.59	to	12.99	821,625	1.34%	10.06%	to	8.81%
Putnam VT - International Equity Fund - Class IB (PVTIGB)
2008	0.95%	to	1.55%	24,176	9.98	to	9.60	238,682	2.54%	-44.48%	to	-44.90%
2007	0.95%	to	1.70%	38,245	17.98	to	17.28	679,135	3.20%	7.33%	to	6.60%
2006	0.95%	to	1.70%	32,370	16.75	to	16.21	537,136	0.61%	26.51%	to	25.66%
2005	0.95%	to	1.70%	34,163	13.24	to	12.90	449,421	1.28%	11.13%	to	10.37%
2004	0.95%	to	1.70%	44,398	11.92	to	11.69	526,429	1.99%	15.09%	to	14.32%
Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)
2008	0.95%	to	1.50%	24,978	9.20	to	8.87	227,344	1.48%	-39.94%	to	-40.27%
2007	0.95%	to	1.50%	28,244	15.32	to	14.85	428,659	0.62%	-13.55%	to	-14.04%
2006	0.95%	to	1.65%	34,169	17.72	to	17.18	600,850	0.34%	16.18%	to	15.43%
2005	0.95%	to	1.50%	34,690	15.25	to	14.95	525,776	0.17%	6.02%	to	5.43%
2004	0.95%	to	1.50%	33,428	14.38	to	14.18	478,686	0.31%	25.02%	to	24.32%
Putnam VT - Voyager Fund - Class IB (PVTVB)
2008	0.95%	to	2.25%	55,966	7.54	to	6.91	414,502	0.00%	-37.63%	to	-38.51%
2007	0.95%	to	2.25%	70,960	12.09	to	11.25	842,948	0.00%	4.51%	to	3.17%
2006	0.95%	to	2.25%	80,396	11.57	to	10.90	917,188	0.11%	4.44%	to	3.09%
2005	0.95%	to	2.25%	87,931	11.08	to	10.57	963,628	0.68%	4.69%	to	3.34%
2004	0.95%	to	2.25%	94,158	10.58	to	10.23	989,007	0.23%	4.03%	to	2.72%
RidgeWorth VT - Large Cap Core Equity Fund (STVGI)
2008	0.95%	to	1.45%	2,608	11.44	to	11.09	29,393	1.01%	-38.49%	to	-38.81%
2007	0.95%	to	1.80%	3,573	18.61	to	17.79	65,001	1.20%	-0.18%	to	-1.04%
2006	0.95%	to	1.80%	3,919	18.64	to	17.97	71,740	1.21%	15.09%	to	14.11%
2005	0.95%	to	1.80%	4,035	16.20	to	15.75	64,473	0.91%	7.99%	to	7.07%
2004	0.95%	to	1.80%	4,514	15.00	to	14.71	67,120	1.00%	13.22%	to	12.24%
RidgeWorth VT - Large Cap Growth Stock Fund (STVCA)
2008	1.10%	to	1.85%	2,620	9.00	to	8.59	23,038	0.20%	-41.33%	to	-41.78%
2007	1.45%	to	1.85%	7,424	15.07	to	14.75	110,658	0.29%	13.60%	to	13.13%
2006	0.95%	to	1.85%	21,833	13.55	to	13.04	289,474	0.28%	9.78%	to	8.78%
2005	0.95%	to	1.85%	23,224	12.34	to	11.98	281,902	0.14%	-1.84%	to	-2.73%
2004	0.95%	to	1.85%	23,732	12.57	to	12.32	294,980	0.25%	5.74%	to	4.78%
RidgeWorth VT - Large Cap Value Equity Fund (STVVIS)
2008	1.10%	to	1.90%	5,137	12.77	to	12.16	64,302	2.03%	-33.53%	to	-34.13%
2007	1.10%	to	1.90%	7,427	19.20	to	18.46	139,317	1.29%	2.41%	to	1.64%
2006	0.95%	to	1.90%	15,461	18.87	to	18.17	285,683	1.40%	21.30%	to	20.21%
2005	0.95%	to	1.90%	17,455	15.56	to	15.11	267,277	1.56%	2.77%	to	1.83%
2004	0.95%	to	1.90%	19,347	15.14	to	14.84	289,809	1.75%	14.20%	to	13.20%
RidgeWorth VT - Mid Cap Core Equity Fund (STVMCE)
2008	0.95%	to	1.85%	2,229	11.63	to	10.99	25,112	0.58%	-41.22%	to	-41.76%
2007	0.95%	to	1.85%	4,471	19.79	to	18.87	85,458	0.19%	4.18%	to	3.23%
2006	0.95%	to	1.85%	9,935	19.00	to	18.28	184,726	0.38%	9.67%	to	8.68%
2005	0.95%	to	1.85%	10,525	17.32	to	16.82	179,338	0.45%	13.24%	to	12.21%
2004	0.95%	to	1.85%	11,875	15.30	to	14.99	179,646	0.79%	15.71%	to	14.66%
RidgeWorth VT - Small Cap Value Equity Fund (STVSCV)
2008	0.95%	to	1.40%	4,565	15.62	to	15.23	70,692	1.68%	-33.78%	to	-34.15%
2007	0.95%	to	1.40%	4,598	23.59	to	23.13	107,713	0.85%	1.58%	to	1.17%
2006	0.95%	to	1.40%	5,093	23.22	to	22.86	117,680	0.44%	15.00%	to	14.57%
2005	0.95%	to	1.40%	5,562	20.19	to	19.95	111,810	0.44%	10.84%	to	10.42%
2004	0.95%	to	1.40%	5,605	18.22	to	18.07	101,799	0.22%	23.01%	to	22.59%
STI Classic Variable Trust - International Equity Fund (STVIE)
2006	0.95%	to	1.10%	112	23.35	to	23.20	2,608	0.66%	23.30%	to	23.12%
2005	0.95%	to	1.10%	566	18.94	to	18.84	10,673	1.57%	11.89%	to	11.72%
2004	0.95%	to	1.10%	1,409	16.92	to	16.87	23,770	2.96%	18.21%	to	18.03%
STI Classic Variable Trust - Investment Grade Bond Fund (STVIGB)
2006	1.55%			630	11.07			6,976	4.33%	2.72%
2005	1.55%			630	10.78			6,791	3.91%	0.63%
2004	1.55%			630	10.71			6,749	4.50%	2.56%

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.95%	to	1.55%	29,659	$8.05	to	5.83	$218,296	0.76%	-35.05%	to	-35.49%
2007	0.95%	to	1.55%	33,739	12.39	to	9.04	387,061	0.54%	6.76%	to	6.16%
2006	0.95%	to	1.55%	38,573	11.61	to	8.51	413,707	0.11%	8.17%	to	7.54%
2005	0.95%	to	1.55%	41,096	10.73	to	7.92	409,848	0.00%	2.63%	to	2.04%
2004	0.95%	to	1.55%	43,895	10.46	to	7.76	424,838	0.48%	5.20%	to	4.63%
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
2008	0.95%	to	2.30%	328,511	5.88	to	5.35	1,882,927	0.20%	-49.60%	to	-50.34%
2007	0.95%	to	2.45%	451,594	11.67	to	10.68	5,143,597	0.00%	15.53%	to	13.82%
2006	0.95%	to	2.45%	517,589	10.10	to	9.38	5,121,527	0.00%	1.65%	to	0.15%
2005	0.95%	to	2.45%	560,959	9.94	to	9.37	5,485,137	0.01%	6.62%	to	5.04%
2004	0.95%	to	2.45%	672,641	9.32	to	8.92	6,189,617	0.00%	5.76%	to	4.21%
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
2008	0.95%	to	2.30%	930,104	8.86	to	8.07	8,056,470	2.44%	-36.41%	to	-37.36%
2007	0.95%	to	2.45%	1,284,613	13.94	to	12.76	17,539,374	1.73%	-3.26%	to	-4.68%
2006	0.95%	to	2.45%	1,520,299	14.41	to	13.39	21,527,980	1.29%	14.95%	to	13.26%
2005	0.95%	to	2.45%	1,726,728	12.53	to	11.82	21,358,501	0.95%	3.12%	to	1.61%
2004	0.95%	to	2.45%	1,737,181	12.15	to	11.64	20,902,268	0.72%	16.31%	to	14.66%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
2008	0.95%	to	2.15%	136,564	10.21	to	9.54	1,378,702	4.77%	-11.31%	to	-12.40%
2007	0.95%	to	2.15%	171,376	11.52	to	10.89	1,945,108	4.27%	4.21%	to	2.97%
2006	0.95%	to	2.15%	200,767	11.05	to	10.57	2,191,757	4.03%	2.58%	to	1.35%
2005	0.95%	to	2.15%	216,760	10.77	to	10.43	2,315,489	3.70%	2.95%	to	1.72%
2004	0.95%	to	2.15%	110,871	10.46	to	10.26	1,155,479	5.10%	3.08%	to	1.85%
Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95%	to	2.10%	130,116	13.69	to	13.57	1,782,289	2.72%	-38.64%	to	-39.46%
2007	0.95%	to	2.30%	177,081	22.32	to	22.19	3,981,623	0.92%	-18.06%	to	-19.14%
2006	0.95%	to	2.30%	266,611	27.24	to	27.44	7,370,089	0.85%	36.36%	to	34.66%
2005	0.95%	to	2.30%	211,373	19.97	to	20.38	4,301,409	1.24%	15.65%	to	14.19%
2004	0.95%	to	2.30%	219,601	17.27	to	17.85	3,871,141	1.38%	34.78%	to	33.09%

2008	Reserves for annuity contracts in payout phase:							444,798
2008	Contract owners’ equity							$774,814,980
2007	Reserves for annuity contracts in payout phase:							634,445
2007	Contract owners’ equity							$1,498,536,209
2006	Reserves for annuity contracts in payout phase:							656,017
2006	Contract owners’ equity							$1,663,719,593
2005	Reserves for annuity contracts in payout phase:							785,677
2005	Contract owners’ equity							$1,792,285,677
2004	Reserves for annuity contracts in payout phase:							388,543
2004	Contract owners’ equity							$1,918,111,618
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

91

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-7:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2008 .

Statements of Operations for the year ended
December 31, 2008 .

Statements of Changes in Contract Owners'
Equity for the years ended December 31, 2008
and 2007 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of (Loss) Income for the years
ended December 31, 2008, 2007 and 2006.

Consolidated Balance Sheets as of December 31, 2008
and 2007 .

Consolidated Statements of Changes in Shareholder's Equity as of December 31, 2008 , 2007 and 2006 .

Consolidated Statements of Cash Flows for the years
ended December 31, 2008 , 2007 and 2006 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.	(b) Exhibits

(1)
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant. - Filed previously with the initial Registration Statement on November 5, 1994 (File No. 33-82174) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Form of the Underwriting or Distribution contracts between the Depositor and the Principal Underwriter. – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 33-89560) and hereby incorporated by reference.

(4)	The form of the variable annuity contract. - Filed previously with Post-Effective No. 2 on October 31, 1997 (File No. 33-89560) and hereby incorporated by reference.

(5)	The variable annuity application. – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 33-89560) and hereby incorporated by reference.

(6)	Articles of Incorporation of the Depositor. - Filed previously with the initial Registration Statement on November 5, 1994 (File No. 33-82174) and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(7)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(9)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”

(10)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(12)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(13)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document “alliancebernsteinfpa.htm”.

(14)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document “putnamfpa.htm”.

The following Fund Participation Agreements were previously filed on April 23, 2008 with post-effective amendment number 25 of registration statement (033-89560) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc. Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. dated February 1, 2002, under document “vankampenfpa.htm”.

(9)	Opinion of Counsel - Attached hereto.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire-100%
BER
ALLIED GROUP, INC. (AGI)
Casualty-100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty-100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty-100%
OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
WI
NCC OF AMERICA, LTD. (INACTIVE)
G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Casualty-100%
WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty-100%
OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty-100%
OH
SCOTTSDALE INDEMNITY COMPANY
Casualty-100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty-100%
FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty-100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
OH
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Assurance
Lone Star
TX
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
CA
NATIONWIDE ARENA LLC
Casualty-90%
OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
DE
NMC CPC WT INVESTMENT, LLC
DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC-100%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty-95%
NW Indemnity-5%
OH
NATIONWIDE SERVICES FOR YOU, LLC
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty-100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty-100%
OH
1492 CAPITAL, LLC (1492)
Casualty-100%
OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492-22.7%
FL
PURE INSURANCE COMPANY
PU-100%
FL
PURE RISK MANAGEMENT, LLC (PRM)
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI-100%
IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
IA
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
IA
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO-100%
TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI-100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
WI
PREMIER AGENCY, INC.
AGI-100%
IA
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 1,000 Shares
IA
NATIONWIDE SALES SOLUTIONS, INC.
IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
IA
AGMC REINSURANCE, LTD.
NAMC-100%
T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC-100%
AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC-100%
AZ
ATLANTIC INSURANCE COMPANY
TX
VETERINARY PET INSURANCE CO. (VPI)
CA
DVM INSURANCE AGENCY, INC.
VPI-100%
CA
V.P.I. SERVICES INC.
CA
TITAN INDEMNITY COMPANY (TITAN)
TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
NM
WI OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
THI-100%
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Victoria Fire-100%
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
March 31, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock:
Casualty
Fire
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
G.B.
AUDENSTAR LIMITED (AL)
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NWD MGT LLC (NWDMGT)
NAMHI-100%
DE
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
DE
NEWHOUSE CAPITAL PARTNERS, LLC
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
NW Corp.-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock 254 Shares
NBHH-100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock 3 Shares
Gates-100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock
200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA-100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock
NLICA-100%
PA
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC-100%
PA
NATIONWIDE SECURITIES, LLC
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock
NPHC-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2003

Page 2

Item 27.	Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2009 was 8,534 and 7,915 , respectively.

Item 28.	Indemnification

Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company .

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT – 7, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24 th   day of April , 2009 .

NATIONWIDE VARIABLE ACCOUNT - 7
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)
By/s/ W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24 th   day of April , 2009 .

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer, and Director
LAWERENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact